UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 07584

Rydex Series Funds

 (Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Series Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2019

Rydex Funds Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	10
BASIC MATERIALS FUND	17
BIOTECHNOLOGY FUND	25
CONSUMER PRODUCTS FUND	32
ELECTRONICS FUND	39
ENERGY FUND	47
ENERGY SERVICES FUND	55
FINANCIAL SERVICES FUND	63
HEALTH CARE FUND	72
INTERNET FUND	80
LEISURE FUND	87
PRECIOUS METALS FUND	96
REAL ESTATE FUND	103
RETAILING FUND	111
TECHNOLOGY FUND	119
TELECOMMUNICATIONS FUND	127
TRANSPORTATION FUND	135
UTILITIES FUND	143
NOTES TO FINANCIAL STATEMENTS	150
OTHER INFORMATION	160
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	163
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	168

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2019

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 18 of our sector funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2019.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Sector funds may not be suitable for all investors. Investing in sector funds is more volatile than investing in broadly diversified funds, as there is a greater risk due to the concentration of the fund’s holdings in issuers within the same sector or industry. Certain of the sector funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2019

Economic data has been mixed over the past few months. On the positive side, we saw a pickup in the housing market as measured by housing starts and home sales, which could be a delayed response to lower mortgage rates. Industrial production had the strongest month-over-month gain in a year, partially boosted by an increase in oil production in Hurricane Barry’s wake. The unemployment rate fell to a 50-year low of 3.5% in September 2019, despite a continued moderation in payroll gains.

On the negative side, the Institute for Supply Management (“ISM”) Manufacturing Index plunged to the weakest reading since June 2009. The ISM Non-Manufacturing Index also came in well below expectations, the lowest since August 2016. Within both the manufacturing and non-manufacturing ISM indexes, analysts look at the employment component of the survey for an early read on other labor market indicators. Here we find more cause for concern: the non-manufacturing survey’s employment component is now barely above 50 while the manufacturing employment sub-index stands at 46.3, well into contraction territory. Combined, the outlook for output and hiring has dimmed, signaling trouble ahead for consumers.

Retail sales have been steady, but Commerce Department data showed that total consumer spending on goods and services increased only 0.1% month-over-month in August 2019, the smallest gain in six months. It is hard to identify the primary reason why consumers may already be turning more conservative on spending. Income growth looks steady, the equity market is higher year-to-date, and rates are lower, all of which should be boosting consumer confidence. Sentiment surveys, however, show that fewer consumers believe now is a good time to buy homes, vehicles, and household durables, and headline consumer confidence measures have ticked down. We believe trade policy and political concerns are weighing on sentiment, and these headwinds are set to ramp up further. Additional U.S. tariffs on China are due to take effect on December 15, 2019 and the U.S. House of Representatives is pressing forward with its impeachment inquiry into President Trump.

Guggenheim’s dashboard of U.S. recession indicators continues to point to a recession beginning as early as the first half of 2020, and we think the economic data is corroborating this view. Two of the more notable indicators pointing to high recession risk are the three-month/10-year U.S. Treasury yield curve, which has been inverted for 16 consecutive weeks through period end, and the Leading Economic Indicators Index which has slowed from a year-over-year growth rate of 6.6% in September 2018 to 1.1% as of August 2019. The indicators Guggenheim tracks as part of our recession probability model indicate a nearly 50% chance that a recession will come before mid-2020, and a 70% chance that it will arrive by mid-2021.

Over the period, the U.S. Treasury curve continued its overall flattening trend, as the difference between the two-year U.S. Treasury and 10-year U.S. Treasury narrowed to 5 basis points. Equity markets remained volatile, buoyed by a 25 basis point cut in July and September 2019 by the U.S. Federal Reserve (the “Fed”) and relatively strong U.S. economic data, but weighed down by trade war uncertainty and fears of a global slowdown.

With downside risks growing, markets have become more sensitive to the Fed’s communications about the future stance of monetary policy. Despite the two rate cuts, Fed policymakers are deeply divided. It is still unclear whether the Fed will deliver the aggressive and preemptive policy action that would prolong the current expansion.

As it relates to risk-taking, we are not confident that the Fed would succeed in easing credit conditions if conditions were to tighten materially. The Fed may act too late, or its actions may have little impact given that low rates this year have largely failed to stimulate growth. With credit spreads still relatively tight on a historical basis, we believe it is prudent to remain up in quality as we await better opportunities to deploy capital in riskier credit sectors in the coming downturn.

For the six-month period ended September 30, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned 6.08%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.93%. The return of the MSCI Emerging Markets Index* was -3.40%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.42% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.87%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.20% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2019

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI U.S. REIT Index is a free-float market capitalization weighted index that is comprised of equity real estate investment trust (“REIT”) securities that belong to the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. REIT Index includes only REIT securities that are of reasonable size in terms of full and free float-adjusted market capitalization to ensure that the performance of the equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Consumer Discretionary Index is a sub-index of the S&P 500® Index. The Consumer Discretionary Index includes companies in the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media, and retailing.

S&P 500® Consumer Staples Index is a sub-index of the S&P 500® Index. The Consumer Staples Index comprises companies whose businesses are less sensitive to economic cycles. It includes manufacturers and distributors of food, beverages, and tobacco and producers of nondurable household goods and personal products. It also includes food & drug retailing companies as well as hypermarkets and consumer super centers.

S&P 500® Energy Index is a sub-index of the S&P 500® Index. The Energy Index comprises companies whose businesses are dominated by either of the following activities: the construction or provision of oil rigs, drilling equipment, and other energy-related equipment and services, including seismic data collection; companies engaged in the exploration, production, marketing, refining, and/or transportation of oil and gas products, coal, and other consumable fuels.

S&P 500® Financials Index is a sub-index of the S&P 500® Index. The Financials Index contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate, including REITs.

S&P 500® Health Care Index is a sub-index of the S&P 500® Index. The Health Care Index encompasses two main industry groups. The first includes companies which manufacture health care equipment and supplies or provide health care-related services, including distributors of health care products, providers of basic health-care services, and owners and operators of health care facilities and organizations. The first group also includes companies operating in the health care technology industry. The second group includes companies primarily involved in the research, development, production, and marketing of pharmaceuticals, biotechnology, and life sciences products.

S&P 500® Industrials Index is a sub-index of the S&P 500® Index. The Industrials Index includes companies whose businesses are dominated by one of the following activities: the manufacture and distribution of capital goods, including aerospace & defense, construction, engineering & building products, electrical equipment, and industrial machinery; the provision of commercial services and supplies, including printing, environmental, office, and security services; the provision of professional services, including employment and research & consulting services; or the provision of transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure.

S&P 500® Information Technology Index is a sub-index of the S&P 500® Index. The Information Technology Index covers the following general areas: technology software & services, including companies that primarily develop software in various fields such as the internet, applications, systems, databases management, and/or home entertainment, and companies that provide information technology consulting and services, as well as data processing and outsourced services; secondly, technology hardware & equipment, including manufacturers and distributors of communications equipment, computers & peripherals, electronic equipment, and related instruments; and thirdly, semiconductors & semiconductor equipment manufacturers.

S&P 500® Materials Index is a sub-index of the S&P 500® Index. The Materials Index encompasses a wide range of commodity-related manufacturing industries. Included in this sector are companies that manufacture chemicals, construction materials, glass, paper, forest products, and related packaging products, and metals, minerals, and mining companies, including producers of steel.

S&P 500® Telecommunication Services Index is a sub-index of the S&P 500® Index. The Telecommunications Services Index contains companies that provide communications services primarily through a fixed-line, cellular, wireless, high bandwidth, and/or fiber optic cable network.

S&P 500® Utilities Index is a sub-index of the S&P 500® Index. The Utilities Index encompasses those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2019 and ending September 30, 2019.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund
Investor Class	1.46%	5.56%	$ 1,000.00	$ 1,055.60	$ 7.52
A-Class	1.71%	5.43%	1,000.00	1,054.30	8.81
C-Class	2.46%	5.02%	1,000.00	1,050.20	12.64
H-Class	1.71%	5.45%	1,000.00	1,054.50	8.81
Basic Materials Fund
Investor Class	1.46%	1.19%	1,000.00	1,011.90	7.36
A-Class	1.71%	1.07%	1,000.00	1,010.70	8.62
C-Class	2.46%	0.69%	1,000.00	1,006.90	12.38
H-Class	1.71%	1.05%	1,000.00	1,010.50	8.62
Biotechnology Fund
Investor Class	1.46%	(11.83%)	1,000.00	881.70	6.89
A-Class	1.71%	(11.93%)	1,000.00	880.70	8.06
C-Class	2.46%	(12.26%)	1,000.00	877.40	11.58
H-Class	1.71%	(11.93%)	1,000.00	880.70	8.06
Consumer Products Fund
Investor Class	1.46%	6.09%	1,000.00	1,060.90	7.54
A-Class	1.71%	5.98%	1,000.00	1,059.80	8.83
C-Class	2.46%	5.57%	1,000.00	1,055.70	12.68
H-Class	1.71%	5.97%	1,000.00	1,059.70	8.83
Electronics Fund
Investor Class	1.46%	12.26%	1,000.00	1,122.60	7.77
A-Class	1.71%	12.12%	1,000.00	1,121.20	9.09
C-Class	2.46%	11.70%	1,000.00	1,117.00	13.06
H-Class	1.71%	12.10%	1,000.00	1,121.00	9.09
Energy Fund
Investor Class	1.46%	(14.90%)	1,000.00	851.00	6.77
A-Class	1.71%	(15.01%)	1,000.00	849.90	7.93
C-Class	2.46%	(15.32%)	1,000.00	846.60	11.39
H-Class	1.71%	(15.07%)	1,000.00	849.30	7.93
Energy Services Fund
Investor Class	1.47%	(28.35%)	1,000.00	716.50	6.33
A-Class	1.72%	(28.41%)	1,000.00	715.90	7.40
C-Class	2.47%	(28.68%)	1,000.00	713.20	10.61
H-Class	1.72%	(28.24%)	1,000.00	717.60	7.41
Financial Services Fund
Investor Class	1.46%	8.33%	1,000.00	1,083.30	7.62
A-Class	1.71%	8.21%	1,000.00	1,082.10	8.93
C-Class	2.46%	7.81%	1,000.00	1,078.10	12.82
H-Class	1.71%	8.21%	1,000.00	1,082.10	8.93
Health Care Fund
Investor Class	1.46%	(3.75%)	1,000.00	962.50	7.18
A-Class	1.71%	(3.90%)	1,000.00	961.00	8.41
C-Class	2.46%	(4.27%)	1,000.00	957.30	12.07
H-Class	1.71%	(3.87%)	1,000.00	961.30	8.41

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.46%	(3.41%)	$ 1,000.00	$ 965.90	$ 7.20
A-Class	1.71%	(3.54%)	1,000.00	964.60	8.42
C-Class	2.46%	(3.89%)	1,000.00	961.10	12.09
H-Class	1.71%	(3.55%)	1,000.00	964.50	8.42
Leisure Fund
Investor Class	1.47%	1.80%	1,000.00	1,018.00	7.44
A-Class	1.71%	1.68%	1,000.00	1,016.80	8.65
C-Class	2.46%	1.27%	1,000.00	1,012.70	12.41
H-Class	1.72%	1.65%	1,000.00	1,016.50	8.69
Precious Metals Fund
Investor Class	1.36%	16.41%	1,000.00	1,164.10	7.38
A-Class	1.61%	16.27%	1,000.00	1,162.70	8.73
C-Class	2.36%	15.90%	1,000.00	1,159.00	12.77
H-Class	1.61%	16.38%	1,000.00	1,163.80	8.73
Real Estate Fund
A-Class	1.71%	6.13%	1,000.00	1,061.30	8.84
C-Class	2.46%	5.73%	1,000.00	1,057.30	12.69
H-Class	1.71%	6.15%	1,000.00	1,061.50	8.84
Retailing Fund
Investor Class	1.46%	1.70%	1,000.00	1,017.00	7.38
A-Class	1.71%	1.58%	1,000.00	1,015.80	8.64
C-Class	2.46%	1.18%	1,000.00	1,011.80	12.41
H-Class	1.72%	1.59%	1,000.00	1,015.90	8.69
Technology Fund
Investor Class	1.46%	4.33%	1,000.00	1,043.30	7.48
A-Class	1.71%	4.20%	1,000.00	1,042.00	8.75
C-Class	2.46%	3.80%	1,000.00	1,038.00	12.57
H-Class	1.71%	4.21%	1,000.00	1,042.10	8.75
Telecommunications Fund
Investor Class	1.47%	0.24%	1,000.00	1,002.40	7.38
A-Class	1.71%	0.13%	1,000.00	1,001.30	8.58
C-Class	2.46%	(0.25%)	1,000.00	997.50	12.32
H-Class	1.71%	0.11%	1,000.00	1,001.10	8.58
Transportation Fund
Investor Class	1.46%	1.50%	1,000.00	1,015.00	7.37
A-Class	1.71%	1.36%	1,000.00	1,013.60	8.63
C-Class	2.46%	0.97%	1,000.00	1,009.70	12.39
H-Class	1.71%	1.34%	1,000.00	1,013.40	8.63
Utilities Fund
Investor Class	1.46%	8.98%	1,000.00	1,089.80	7.65
A-Class	1.71%	8.85%	1,000.00	1,088.50	8.95
C-Class	2.46%	8.42%	1,000.00	1,084.20	12.85
H-Class	1.71%	8.85%	1,000.00	1,088.50	8.95

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund
Investor Class	1.46%	5.00%	$ 1,000.00	$ 1,017.75	$ 7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Basic Materials Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Biotechnology Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Consumer Products Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Electronics Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Energy Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Energy Services Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
C-Class	2.47%	5.00%	1,000.00	1,012.68	12.46
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Financial Services Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Health Care Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Internet Fund
Investor Class	1.46%	5.00%	$ 1,000.00	$ 1,017.75	$ 7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Leisure Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Precious Metals Fund
Investor Class	1.36%	5.00%	1,000.00	1,018.25	6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Real Estate Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Retailing Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.72%	5.00%	1,000.00	1,016.44	8.69
Technology Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Telecommunications Fund
Investor Class	1.47%	5.00%	1,000.00	1,017.70	7.44
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Transportation Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Utilities Fund
Investor Class	1.46%	5.00%	1,000.00	1,017.75	7.38
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2019 to September 30, 2019.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.2%
Citigroup, Inc.	4.0%
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	4.0%
U.S. Bancorp	3.5%
PNC Financial Services Group, Inc.	3.0%
Capital One Financial Corp.	2.4%
BB&T Corp.	2.4%
Bank of New York Mellon Corp.	2.4%
SunTrust Banks, Inc.	2.1%
Top Ten Total	32.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	5.56%	(4.64%)	5.52%	6.62%
A-Class Shares	5.43%	(4.88%)	5.26%	6.36%
A-Class Shares with sales charge‡	0.42%	(9.40%)	4.25%	5.84%
C-Class Shares	5.02%	(5.60%)	4.48%	5.56%
C-Class Shares with CDSC§	4.02%	(6.52%)	4.48%	5.56%
H-Class Shares**	5.45%	(4.88%)	5.24%	6.22%
S&P 500 Financials Index	10.17%	3.92%	10.51%	10.77%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
BANKING FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Banks - 91.5%
Wells Fargo & Co.	15,542	$783,938
Citigroup, Inc.	10,881	751,660
JPMorgan Chase & Co.	6,371	749,803
Bank of America Corp.	25,468	742,902
U.S. Bancorp	11,896	658,325
PNC Financial Services Group, Inc.	3,971	556,575
BB&T Corp.	8,545	456,047
Bank of New York Mellon Corp.	10,014	452,733
SunTrust Banks, Inc.	5,729	394,155
M&T Bank Corp.	2,074	327,630
State Street Corp.	5,520	326,729
Northern Trust Corp.	3,392	316,541
Fifth Third Bancorp	11,500	314,870
KeyCorp	16,802	299,748
First Republic Bank	2,969	287,102
Citizens Financial Group, Inc.	7,937	280,732
Regions Financial Corp.	17,738	280,615
Huntington Bancshares, Inc.	19,035	271,629
SVB Financial Group*	1,100	229,845
ICICI Bank Ltd. ADR	18,685	227,583
Comerica, Inc.	3,379	222,980
HDFC Bank Ltd. ADR	3,906	222,837
Zions Bancorp North America	4,467	198,871
HSBC Holdings plc ADR	4,998	191,273
Toronto-Dominion Bank	3,251	189,403
Royal Bank of Canada	2,320	188,291
Popular, Inc.	3,466	187,441
Bank of Nova Scotia	3,210	182,489
Commerce Bancshares, Inc.	3,003	182,132
Bank of Montreal	2,443	180,171
Signature Bank	1,508	179,784
UBS Group AG*	15,742	178,042
East West Bancorp, Inc.	4,004	177,337
Canadian Imperial Bank of Commerce	2,125	175,440
Credit Suisse Group AG ADR*	14,136	172,601
TCF Financial Corp.	4,425	168,460
Cullen/Frost Bankers, Inc.	1,902	168,422
BOK Financial Corp.	2,114	167,323
Synovus Financial Corp.	4,639	165,891
First Citizens BancShares, Inc. — Class A	343	161,742
First Horizon National Corp.	9,796	158,695
Prosperity Bancshares, Inc.	2,215	156,445
Western Alliance Bancorporation	3,361	154,875
First Financial Bankshares, Inc.	4,528	150,918
Pinnacle Financial Partners, Inc.	2,637	149,650
Webster Financial Corp.	3,143	147,312
CIT Group, Inc.	3,247	147,122
PacWest Bancorp	4,016	145,941
IBERIABANK Corp.	1,849	139,673
FNB Corp.	12,006	138,429
United Bankshares, Inc.	3,638	137,771
Glacier Bancorp, Inc.	3,362	136,027
Wintrust Financial Corp.	2,081	134,495
Umpqua Holdings Corp.	8,110	133,491
Bank OZK	4,859	132,505
First Hawaiian, Inc.	4,948	132,112
Associated Banc-Corp.	6,411	129,823
Hancock Whitney Corp.	3,363	128,786
BankUnited, Inc.	3,740	125,739
Home BancShares, Inc.	6,645	124,893
UMB Financial Corp.	1,931	124,704
CenterState Bank Corp.	5,172	124,050
BancorpSouth Bank	4,137	122,497
Old National Bancorp	6,976	120,022
Atlantic Union Bankshares Corp.	3,221	119,966
CVB Financial Corp.	5,670	118,333
Texas Capital Bancshares, Inc.*	2,151	117,552
Cathay General Bancorp	3,380	117,404
Columbia Banking System, Inc.	3,169	116,936
Fulton Financial Corp.	7,097	114,829
First Financial Bancorp	4,562	111,655
Simmons First National Corp. — Class A	4,386	109,211
United Community Banks, Inc.	3,810	108,014
Cadence BanCorp	6,050	106,117
Trustmark Corp.	3,103	105,843
LegacyTexas Financial Group, Inc.	2,375	103,384
First Midwest Bancorp, Inc.	5,302	103,283
Hope Bancorp, Inc.	6,643	95,261
Total Banks		17,213,855

Savings & Loans - 2.9%
People’s United Financial, Inc.	11,251	175,909
Sterling Bancorp	7,140	143,229
Investors Bancorp, Inc.	10,980	124,733
Pacific Premier Bancorp, Inc.	3,101	96,720
Total Savings & Loans		540,591

Diversified Financial Services - 2.4%
Capital One Financial Corp.	5,026	457,266

Insurance - 2.3%
AXA Equitable Holdings, Inc.	10,361	229,600
Voya Financial, Inc.	3,583	195,058
Total Insurance		424,658

Total Common Stocks
(Cost $17,256,466)		18,636,370

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
BANKING FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$31,932	$31,932
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	10,268	10,268
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	9,242	9,242
Total Repurchase Agreements
(Cost $51,442)		51,442

Total Investments - 99.4%
(Cost $17,307,908)		$18,687,812
Other Assets & Liabilities, net - 0.6%		118,185
Total Net Assets - 100.0%		$18,805,997

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,636,370	$—	$—	$18,636,370
Repurchase Agreements	—	51,442	—	51,442
Total Assets	$18,636,370	$51,442	$—	$18,687,812

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $17,256,466)	$18,636,370
Repurchase agreements, at value (cost $51,442)	51,442
Receivables:
Fund shares sold	166,805
Dividends	29,463
Foreign tax reclaims	751
Securities lending income	12
Interest	3
Total assets	18,884,846

Liabilities:
Payable for:
Fund shares redeemed	51,421
Management fees	8,503
Transfer agent and administrative fees	2,501
Distribution and service fees	2,068
Portfolio accounting fees	1,001
Trustees’ fees*	251
Miscellaneous	13,104
Total liabilities	78,849
Commitments and contingent liabilities (Note 9)	—
Net assets	$18,805,997

Net assets consist of:
Paid in capital	$19,702,833
Total distributable earnings (loss)	(896,836)
Net assets	$18,805,997

Investor Class:
Net assets	$8,410,717
Capital shares outstanding	106,824
Net asset value per share	$78.73

A-Class:
Net assets	$4,366,293
Capital shares outstanding	61,074
Net asset value per share	$71.49
Maximum offering price per share (Net asset value divided by 95.25%)	$75.06

C-Class:
Net assets	$1,206,397
Capital shares outstanding	18,982
Net asset value per share	$63.55

H-Class:
Net assets	$4,822,590
Capital shares outstanding	69,293
Net asset value per share	$69.60

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $2,913)	$186,937
Interest	795
Income from securities lending, net	37
Total investment income	187,769

Expenses:
Management fees	53,395
Distribution and service fees:
A-Class	5,819
C-Class	6,291
H-Class	1,839
Transfer agent and administrative fees	15,704
Registration fees	7,830
Portfolio accounting fees	6,282
Trustees’ fees*	2,099
Custodian fees	912
Line of credit fees	49
Miscellaneous	5,646
Total expenses	105,866
Net investment income	81,903

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	739,743
Net realized gain	739,743
Net change in unrealized appreciation (depreciation) on:
Investments	(117,323)
Net change in unrealized appreciation (depreciation)	(117,323)
Net realized and unrealized gain	622,420
Net increase in net assets resulting from operations	$704,323

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$81,903	$179,656
Net realized gain on investments	739,743	800,892
Net change in unrealized appreciation (depreciation) on investments	(117,323)	(4,677,698)
Net increase (decrease) in net assets resulting from operations	704,323	(3,697,150)

Distributions to shareholders:
Investor Class	—	(97,425)
A-Class	—	(93,207)
C-Class	—	(91,847)
H-Class	—	(5,420)
Total distributions to shareholders	—	(287,899)

Capital share transactions:
Proceeds from sale of shares
Investor Class	45,724,612	106,641,289
A-Class	457,512	4,740,864
C-Class	844,603	5,542,911
H-Class	6,312,182	73,023,137
Distributions reinvested
Investor Class	—	91,809
A-Class	—	89,208
C-Class	—	91,561
H-Class	—	5,361
Cost of shares redeemed
Investor Class	(43,645,917)	(124,774,957)
A-Class	(1,182,429)	(3,478,711)
C-Class	(985,997)	(7,834,143)
H-Class	(3,084,285)	(85,075,671)
Net increase (decrease) from capital share transactions	4,440,281	(30,937,342)
Net increase (decrease) in net assets	5,144,604	(34,922,391)

Net assets:
Beginning of period	13,661,393	48,583,784
End of period	$18,805,997	$13,661,393

Capital share activity:
Shares sold
Investor Class	598,958	1,312,693
A-Class	6,355	65,441
C-Class	13,432	79,933
H-Class	90,668	1,002,598
Shares issued from reinvestment of distributions
Investor Class	—	1,285
A-Class	—	1,372
C-Class	—	1,575
H-Class	—	85
Shares redeemed
Investor Class	(572,552)	(1,537,374)
A-Class	(16,794)	(47,026)
C-Class	(15,669)	(117,694)
H-Class	(44,571)	(1,164,683)
Net increase (decrease) in shares	59,827	(401,795)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$74.58	$86.27	$76.86	$56.13	$62.71	$63.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.57	.81	.60	.53	.68	.51
Net gain (loss) on investments (realized and unrealized)	3.58	(10.92)	9.12	20.51	(6.97)	(.98)
Total from investment operations	4.15	(10.11)	9.72	21.04	(6.29)	(.47)
Less distributions from:
Net investment income	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Total distributions	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Net asset value, end of period	$78.73	$74.58	$86.27	$76.86	$56.13	$62.71

Total Return	5.56%	(11.63%)	12.63%	37.53%	(10.10%)	(0.73%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,411	$5,997	$26,209	$41,473	$7,206	$43,989
Ratios to average net assets:
Net investment income (loss)	1.47%	0.97%	0.73%	0.74%	1.07%	0.82%
Total expenses	1.46%	1.46%	1.38%	1.38%	1.34%	1.34%
Portfolio turnover rate	326%	633%	772%	907%	514%	583%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$67.81	$78.80	$70.41	$51.55	$57.76	$58.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.57	.37	.33	.40	.26
Net gain (loss) on investments (realized and unrealized)	3.23	(9.98)	8.33	18.84	(6.32)	(.83)
Total from investment operations	3.68	(9.41)	8.70	19.17	(5.92)	(.57)
Less distributions from:
Net investment income	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Total distributions	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Net asset value, end of period	$71.49	$67.81	$78.80	$70.41	$51.55	$57.76

Total Return[c]	5.43%	(11.85%)	12.37%	37.21%	(10.31%)	(0.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,366	$4,849	$4,076	$5,934	$876	$1,054
Ratios to average net assets:
Net investment income (loss)	1.29%	0.76%	0.50%	0.51%	0.69%	0.45%
Total expenses	1.71%	1.72%	1.63%	1.63%	1.59%	1.60%
Portfolio turnover rate	326%	633%	772%	907%	514%	583%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BANKING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$60.51	$71.05	$63.98	$47.22	$53.34	$54.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	(.05)	(.17)	(.05)	.03	(.14)
Net gain (loss) on investments (realized and unrealized)	2.87	(8.91)	7.55	17.12	(5.86)	(.79)
Total from investment operations	3.04	(8.96)	7.38	17.07	(5.83)	(.93)
Less distributions from:
Net investment income	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Total distributions	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Net asset value, end of period	$63.55	$60.51	$71.05	$63.98	$47.22	$53.34

Total Return[c]	5.02%	(12.51%)	11.54%	36.18%	(10.99%)	(1.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,206	$1,284	$4,079	$5,634	$3,188	$3,131
Ratios to average net assets:
Net investment income (loss)	0.54%	(0.07%)	(0.25%)	(0.09%)	0.05%	(0.26%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	326%	633%	772%	907%	514%	583%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$66.00	$76.78	$68.61	$50.22	$56.30	$57.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.45	.39	.29	.33	(.01)
Net gain (loss) on investments (realized and unrealized)	3.11	(9.65)	8.09	18.41	(6.12)	(.67)
Total from investment operations	3.60	(9.20)	8.48	18.70	(5.79)	(.68)
Less distributions from:
Net investment income	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Total distributions	—	(1.58)	(.31)	(.31)	(.29)	(.42)
Net asset value, end of period	$69.60	$66.00	$76.78	$68.61	$50.22	$56.30

Total Return	5.45%	(11.89%)	12.38%	37.26%	(10.34%)	(1.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,823	$1,531	$14,220	$8,467	$1,360	$847
Ratios to average net assets:
Net investment income (loss)	1.43%	0.60%	0.52%	0.45%	0.57%	(0.02%)
Total expenses	1.71%	1.70%	1.62%	1.63%	1.68%	1.85%
Portfolio turnover rate	326%	633%	772%	907%	514%	583%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class	April 14, 1998

Ten Largest Holdings (% of Total Net Assets)
Ecolab, Inc.	3.2%
DuPont de Nemours, Inc.	3.1%
Sherwin-Williams Co.	2.9%
Air Products & Chemicals, Inc.	2.9%
Dow, Inc.	2.5%
Linde plc	2.4%
LyondellBasell Industries N.V. — Class A	2.3%
Newmont Goldcorp Corp.	2.3%
PPG Industries, Inc.	2.2%
Ball Corp.	2.0%
Top Ten Total	25.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	1.19%	(2.31%)	3.62%	4.83%
A-Class Shares	1.07%	(2.56%)	3.36%	4.57%
A-Class Shares with sales charge‡	(3.74%)	(7.18%)	2.36%	4.06%
C-Class Shares	0.69%	(3.28%)	2.59%	3.79%
C-Class Shares with CDSC§	(0.31%)	(4.23%)	2.59%	3.79%
H-Class Shares**	1.05%	(2.58%)	3.32%	4.42%
S&P 500 Materials Index	6.18%	2.70%	5.37%	9.23%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Chemicals - 46.7%
Ecolab, Inc.	5,324	$1,054,365
DuPont de Nemours, Inc.	14,413	1,027,791
Sherwin-Williams Co.	1,789	983,717
Air Products & Chemicals, Inc.	4,338	962,429
Dow, Inc.	17,669	841,928
Linde plc	4,071	788,634
LyondellBasell Industries N.V. — Class A	8,668	775,526
PPG Industries, Inc.	6,084	721,015
Celanese Corp. — Class A	4,463	545,780
International Flavors & Fragrances, Inc.[1]	4,126	506,219
FMC Corp.	5,354	469,439
CF Industries Holdings, Inc.	9,341	459,577
Eastman Chemical Co.	6,168	455,383
RPM International, Inc.	6,040	415,612
Westlake Chemical Corp.	6,340	415,397
Mosaic Co.	19,789	405,675
Albemarle Corp.[1]	5,603	389,521
Axalta Coating Systems Ltd.*	12,195	367,679
Huntsman Corp.	14,188	330,013
Ashland Global Holdings, Inc.	3,932	302,961
Nutrien Ltd.	5,905	294,541
WR Grace & Co.	4,406	294,145
Valvoline, Inc.	12,953	285,355
Ingevity Corp.*	3,080	261,307
Balchem Corp.	2,572	255,117
Olin Corp.	13,345	249,818
Sensient Technologies Corp.	3,502	240,412
Cabot Corp.	5,058	229,229
Element Solutions, Inc.*	22,095	224,927
Sociedad Quimica y Minera de Chile S.A. ADR	7,860	218,429
Methanex Corp.	6,154	218,282
Chemours Co.	14,282	213,373
HB Fuller Co.	4,580	213,245
GCP Applied Technologies, Inc.*	8,395	161,604
Total Chemicals		15,578,445

Mining - 17.3%
Newmont Goldcorp Corp.	20,011	758,817
Barrick Gold Corp.	34,277	594,020
Freeport-McMoRan, Inc.	52,311	500,616
Rio Tinto plc ADR	8,775	457,090
Royal Gold, Inc.	3,182	392,054
BHP Group Ltd. ADR[1]	7,165	353,808
Wheaton Precious Metals Corp.	11,967	314,014
Agnico Eagle Mines Ltd.	5,762	308,901
Teck Resources Ltd. — Class B	17,297	280,730
Franco-Nevada Corp.	2,953	269,196
AngloGold Ashanti Ltd. ADR	14,623	267,162
Alcoa Corp.*	13,069	262,295
Pan American Silver Corp.	16,058	251,790
Kirkland Lake Gold Ltd.	5,550	248,640
Compass Minerals International, Inc.	3,404	192,292
Kaiser Aluminum Corp.	1,797	177,849
Livent Corp.*	20,502	137,158
Total Mining		5,766,432

Packaging & Containers - 12.1%
Ball Corp.	9,288	676,259
Packaging Corporation of America	4,307	456,973
Westrock Co.	12,162	443,305
Crown Holdings, Inc.*	6,516	430,447
Sealed Air Corp.	8,479	351,963
Sonoco Products Co.	5,820	338,782
Berry Global Group, Inc.*	8,317	326,609
Graphic Packaging Holding Co.	20,215	298,171
Amcor plc	26,840	261,690
Silgan Holdings, Inc.	8,620	258,902
Owens-Illinois, Inc.	18,253	187,458
Total Packaging & Containers		4,030,559

Iron & Steel - 8.3%
Vale S.A. ADR*	56,078	644,897
Nucor Corp.	10,679	543,668
Steel Dynamics, Inc.	12,046	358,971
Reliance Steel & Aluminum Co.	3,529	351,700
ArcelorMittal[1]	17,091	243,376
Allegheny Technologies, Inc.*	11,327	229,372
Carpenter Technology Corp.	4,173	215,577
Commercial Metals Co.	11,359	197,419
Total Iron & Steel		2,784,980

Building Materials - 6.2%
Vulcan Materials Co.	4,093	619,025
Martin Marietta Materials, Inc.	2,114	579,447
Eagle Materials, Inc.	2,990	269,130
Louisiana-Pacific Corp.	9,783	240,466
Summit Materials, Inc. — Class A*	10,060	223,332
US Concrete, Inc.*	2,616	144,613
Total Building Materials		2,076,013

Forest Products & Paper - 2.4%
International Paper Co.	14,013	586,023
Domtar Corp.	6,096	218,298
Total Forest Products & Paper		804,321

Biotechnology - 1.9%
Corteva, Inc.	22,441	628,348

Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc.	3,254	385,436
Trinseo S.A.	4,330	185,974
Total Miscellaneous Manufacturing		571,410

Household Products & Housewares - 1.3%
Avery Dennison Corp.	3,817	433,497

Housewares - 1.0%
Scotts Miracle-Gro Co. — Class A	3,330	339,060

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
BASIC MATERIALS FUND

	Shares	Value
Coal - 0.5%
Warrior Met Coal, Inc.	7,371	$143,882

Total Common Stocks
(Cost $26,855,763)		33,156,947

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase &Co. issued 09/30/19 at 2.35% due 10/01/19	$217,162	217,162
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	69,832	69,832
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	62,849	62,849
Total Repurchase Agreements
(Cost $349,843)		349,843

SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	838,122	$838,122
Total Securities Lending Collateral
(Cost $838,122)		838,122

Total Investments - 102.9%
(Cost $28,043,728)		$34,344,912
Other Assets & Liabilities, net - (2.9%)		(976,355)
Total Net Assets - 100.0%		$33,368,557

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,156,947	$—	$—	$33,156,947
Repurchase Agreements	—	349,843	—	349,843
Securities Lending Collateral	838,122	—	—	838,122
Total Assets	$33,995,069	$349,843	$—	$34,344,912

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $832,140 of securities loaned (cost $27,693,885)	$33,995,069
Repurchase agreements, at value (cost $349,843)	349,843
Cash	3,307
Receivables:
Dividends	37,433
Fund shares sold	25,048
Foreign tax reclaims	194
Securities lending income	120
Interest	22
Total assets	34,411,036

Liabilities:
Payable for:
Return of securities lending collateral	838,122
Deferred foreign capital gain taxes	130,382
Management fees	22,633
Transfer agent and administrative fees	6,657
Distribution and service fees	3,448
Portfolio accounting fees	2,663
Fund shares redeemed	1,576
Trustees’ fees*	696
Miscellaneous	36,302
Total liabilities	1,042,479
Commitments and contingent liabilities (Note 9)	—
Net assets	$33,368,557

Net assets consist of:
Paid in capital	$31,650,113
Total distributable earnings (loss)	1,718,444
Net assets	$33,368,557

Investor Class:
Net assets	$22,808,729
Capital shares outstanding	388,396
Net asset value per share	$58.73

A-Class:
Net assets	$6,772,614
Capital shares outstanding	123,485
Net asset value per share	$54.85
Maximum offering price per share (Net asset value divided by 95.25%)	$57.59

C-Class:
Net assets	$2,446,990
Capital shares outstanding	50,916
Net asset value per share	$48.06

H-Class:
Net assets	$1,340,224
Capital shares outstanding	25,205
Net asset value per share	$53.17

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $3,360)	$420,084
Interest	3,571
Income from securities lending, net	4,956
Total investment income	428,611

Expenses:
Management fees	158,682
Distribution and service fees:
A-Class	8,451
C-Class	13,714
H-Class	1,864
Transfer agent and administrative fees	46,671
Portfolio accounting fees	18,668
Registration fees	17,764
Trustees’ fees*	4,775
Custodian fees	2,701
Miscellaneous	23,783
Total expenses	297,073
Net investment income	131,538

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	993,091
Net realized gain	993,091
Net change in unrealized appreciation (depreciation) on:
Investments	(827,255)
Net change in unrealized appreciation (depreciation)	(827,255)
Net realized and unrealized gain	165,836
Net increase in net assets resulting from operations	$297,374

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$131,538	$190,591
Net realized gain on investments	993,091	1,031,495
Net change in unrealized appreciation (depreciation) on investments	(827,255)	(3,199,686)
Net increase (decrease) in net assets resulting from operations	297,374	(1,977,600)

Distributions to shareholders:
Investor Class	—	(309,723)
A-Class	—	(105,350)
C-Class	—	(55,959)
H-Class	—	(22,701)
Total distributions to shareholders	—	(493,733)

Capital share transactions:
Proceeds from sale of shares
Investor Class	16,194,054	60,791,910
A-Class	997,752	13,521,729
C-Class	662,638	1,838,738
H-Class	3,170,373	53,900,702
Distributions reinvested
Investor Class	—	302,395
A-Class	—	100,455
C-Class	—	53,020
H-Class	—	22,649
Cost of shares redeemed
Investor Class	(20,234,427)	(84,799,935)
A-Class	(1,104,244)	(15,127,115)
C-Class	(1,161,456)	(4,248,363)
H-Class	(3,321,639)	(61,389,310)
Net decrease from capital share transactions	(4,796,949)	(35,033,125)
Net decrease in net assets	(4,499,575)	(37,504,458)

Net assets:
Beginning of period	37,868,132	75,372,590
End of period	$33,368,557	$37,868,132

Capital share activity:
Shares sold
Investor Class	274,940	1,043,944
A-Class	18,257	242,632
C-Class	13,839	36,405
H-Class	61,948	980,871
Shares issued from reinvestment of distributions
Investor Class	—	5,738
A-Class	—	2,037
C-Class	—	1,219
H-Class	—	474
Shares redeemed
Investor Class	(346,671)	(1,444,031)
A-Class	(20,245)	(279,290)
C-Class	(24,305)	(85,424)
H-Class	(63,812)	(1,122,063)
Net decrease in shares	(86,049)	(617,488)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$58.04	$60.37	$55.71	$45.18	$50.18	$52.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.35	.11	.18	.26	.29
Net gain (loss) on investments (realized and unrealized)	.45	(1.85)	4.80	10.92	(4.39)	(2.26)
Total from investment operations	.69	(1.50)	4.91	11.10	(4.13)	(1.97)
Less distributions from:
Net investment income	—	(.24)	(.25)	(.57)	(.87)	(.38)
Net realized gains	—	(.59)	—	—	—	—
Total distributions	—	(.83)	(.25)	(.57)	(.87)	(.38)
Net asset value, end of period	$58.73	$58.04	$60.37	$55.71	$45.18	$50.18

Total Return	1.19%	(2.36%)	8.81%	24.65%	(8.07%)	(3.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,809	$26,704	$51,589	$56,854	$30,653	$46,509
Ratios to average net assets:
Net investment income (loss)	0.83%	0.59%	0.18%	0.35%	0.55%	0.56%
Total expenses	1.46%	1.47%	1.38%	1.37%	1.35%	1.34%
Portfolio turnover rate	37%	247%	257%	361%	471%	358%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$54.27	$56.66	$52.42	$42.65	$47.54	$49.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.25	(.01)	.03	.10	.13
Net gain (loss) on investments (realized and unrealized)	.42	(1.81)	4.50	10.31	(4.12)	(2.14)
Total from investment operations	.58	(1.56)	4.49	10.34	(4.02)	(2.01)
Less distributions from:
Net investment income	—	(.24)	(.25)	(.57)	(.87)	(.38)
Net realized gains	—	(.59)	—	—	—	—
Total distributions	—	(.83)	(.25)	(.57)	(.87)	(.38)
Net asset value, end of period	$54.85	$54.27	$56.66	$52.42	$42.65	$47.54

Total Return[c]	1.07%	(2.60%)	8.56%	24.33%	(8.29%)	(4.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,773	$6,810	$9,070	$16,355	$4,152	$6,194
Ratios to average net assets:
Net investment income (loss)	0.60%	0.45%	(0.02%)	0.06%	0.24%	0.27%
Total expenses	1.71%	1.72%	1.63%	1.62%	1.60%	1.60%
Portfolio turnover rate	37%	247%	257%	361%	471%	358%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$47.73	$50.32	$46.93	$38.52	$43.36	$45.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.21)	(.38)	(.29)	(.17)	(.23)
Net gain (loss) on investments (realized and unrealized)	.37	(1.55)	4.02	9.27	(3.80)	(1.94)
Total from investment operations	.33	(1.76)	3.64	8.98	(3.97)	(2.17)
Less distributions from:
Net investment income	—	(.24)	(.25)	(.57)	(.87)	(.38)
Net realized gains	—	(.59)	—	—	—	—
Total distributions	—	(.83)	(.25)	(.57)	(.87)	(.38)
Net asset value, end of period	$48.06	$47.73	$50.32	$46.93	$38.52	$43.36

Total Return[c]	0.69%	(3.35%)	7.75%	23.41%	(8.98%)	(4.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,447	$2,930	$5,494	$5,824	$2,430	$3,133
Ratios to average net assets:
Net investment income (loss)	(0.15%)	(0.42%)	(0.75%)	(0.66%)	(0.43%)	(0.49%)
Total expenses	2.46%	2.47%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	37%	247%	257%	361%	471%	358%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$52.62	$54.95	$50.84	$41.37	$46.19	$48.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.12	(.05)	.01	.09	— [d]
Net gain (loss) on investments (realized and unrealized)	.40	(1.62)	4.41	10.03	(4.04)	(2.07)
Total from investment operations	.55	(1.50)	4.36	10.04	(3.95)	(2.07)
Less distributions from:
Net investment income	—	(.24)	(.25)	(.57)	(.87)	(.38)
Net realized gains	—	(.59)	—	—	—	—
Total distributions	—	(.83)	(.25)	(.57)	(.87)	(.38)
Net asset value, end of period	$53.17	$52.62	$54.95	$50.84	$41.37	$46.19

Total Return	1.05%	(2.59%)	8.57%	24.36%	(8.36%)	(4.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,340	$1,424	$9,220	$8,077	$2,612	$2,073
Ratios to average net assets:
Net investment income (loss)	0.57%	0.21%	(0.09%)	0.03%	0.24%	— [f]
Total expenses	1.71%	1.71%	1.62%	1.62%	1.64%	1.85%
Portfolio turnover rate	37%	247%	257%	361%	471%	358%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net investment income is less than $0.01 per share.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[f]	Less than 0.01%.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
AbbVie, Inc.	7.5%
Amgen, Inc.	7.4%
Gilead Sciences, Inc.	6.1%
Celgene Corp.	5.8%
Illumina, Inc.	4.6%
Vertex Pharmaceuticals, Inc.	4.6%
Biogen, Inc.	4.5%
Regeneron Pharmaceuticals, Inc.	3.8%
Alexion Pharmaceuticals, Inc.	3.2%
Seattle Genetics, Inc.	2.8%
Top Ten Total	50.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(11.83%)	(15.07%)	3.82%	13.90%
A-Class Shares	(11.93%)	(15.28%)	3.56%	13.62%
A-Class Shares with sales charge‡	(16.11%)	(19.31%)	2.55%	13.07%
C-Class Shares	(12.26%)	(15.91%)	2.78%	12.78%
C-Class Shares with CDSC§	(13.14%)	(16.63%)	2.78%	12.78%
H-Class Shares**	(11.93%)	(15.29%)	3.51%	13.45%
S&P 500 Health Care Index	(0.90%)	(3.57%)	8.95%	14.21%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Biotechnology - 74.4%
Amgen, Inc.	64,828	$12,544,866
Gilead Sciences, Inc.	162,729	10,313,764
Celgene Corp.*	98,937	9,824,444
Illumina, Inc.*	25,553	7,773,734
Vertex Pharmaceuticals, Inc.*	45,368	7,686,246
Biogen, Inc.*	32,777	7,631,141
Regeneron Pharmaceuticals, Inc.*	23,018	6,385,193
Alexion Pharmaceuticals, Inc.*	54,878	5,374,751
Seattle Genetics, Inc.*	55,888	4,772,835
Incyte Corp.*	61,182	4,541,540
BioMarin Pharmaceutical, Inc.*	56,719	3,822,861
Exact Sciences Corp.*,1	41,240	3,726,859
Alnylam Pharmaceuticals, Inc.*	42,430	3,412,221
Ionis Pharmaceuticals, Inc.*	56,368	3,377,007
Sage Therapeutics, Inc.*	20,116	2,822,074
Exelixis, Inc.*	143,088	2,530,511
ACADIA Pharmaceuticals, Inc.*	70,269	2,528,981
Bluebird Bio, Inc.*,1	26,900	2,469,958
Medicines Co.*	48,486	2,424,300
Spark Therapeutics, Inc.*	23,036	2,234,031
United Therapeutics Corp.*	26,016	2,074,776
FibroGen, Inc.*	55,217	2,041,925
Nektar Therapeutics*	111,741	2,035,362
Amarin Corporation plc ADR*,1	127,480	1,932,597
Ultragenyx Pharmaceutical, Inc.*	42,700	1,826,706
Intercept Pharmaceuticals, Inc.*,1	25,749	1,708,704
Myriad Genetics, Inc.*	59,463	1,702,426
Immunomedics, Inc.*	123,406	1,636,363
PTC Therapeutics, Inc.*	47,670	1,612,199
Ligand Pharmaceuticals, Inc. — Class B*	15,581	1,550,933
REGENXBIO, Inc.*	35,520	1,264,512
Total Biotechnology		125,583,820

Pharmaceuticals - 22.0%
AbbVie, Inc.	167,273	12,665,911
Mylan N.V.*	186,140	3,681,849
Neurocrine Biosciences, Inc.*	34,569	3,115,013
PRA Health Sciences, Inc.*	28,790	2,856,832
Sarepta Therapeutics, Inc.*	35,008	2,636,803
Jazz Pharmaceuticals plc*	18,095	2,318,693
Global Blood Therapeutics, Inc.*	39,203	1,902,130
Alkermes plc*	86,740	1,692,297
Portola Pharmaceuticals, Inc.*,1	59,290	1,590,158
Agios Pharmaceuticals, Inc.*,1	47,498	1,538,935
Heron Therapeutics, Inc.*	73,120	1,352,720
Madrigal Pharmaceuticals, Inc.*	14,450	1,245,879
Clovis Oncology, Inc.*,1	130,530	512,983
Total Pharmaceuticals		37,110,203

Healthcare-Products - 1.9%
Bio-Techne Corp.	16,398	3,208,597

Healthcare-Services - 1.6%
Syneos Health, Inc.*	50,860	2,706,260

Total Common Stocks
(Cost $88,783,107)		168,608,880

RIGHTS††† - 0.0%
Biotechnology – 0.0%
Clinical Data, Inc.*,2	24,000	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$710,572	710,572
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	228,496	228,496
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	205,647	205,647
Total Repurchase Agreements
(Cost $1,144,715)		1,144,715

	Shares
SECURITIES LENDING COLLATERAL†,4 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	8,153,730	8,153,730
Total Securities Lending Collateral
(Cost $8,153,730)		8,153,730

Total Investments - 105.4%
(Cost $98,081,552)		$177,907,325
Other Assets & Liabilities, net - (5.4%)		(9,040,200)
Total Net Assets - 100.0%		$168,867,125

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 6.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$168,608,880	$—	$—		$168,608,880
Rights	—	—	—	*	—
Repurchase Agreements	—	1,144,715	—		1,144,715
Securities Lending Collateral	8,153,730	—	—		8,153,730
Total Assets	$176,762,610	$1,144,715	$—		$177,907,325

*	Security has a market value of $0.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $7,865,907 of securities loaned (cost $96,936,837)	$176,762,610
Repurchase agreements, at value (cost $1,144,715)	1,144,715
Receivables:
Fund shares sold	5,656
Securities lending income	1,069
Interest	73
Total assets	177,914,123

Liabilities:
Payable for:
Return of securities lending collateral	8,153,730
Fund shares redeemed	526,307
Management fees	113,902
Transfer agent and administrative fees	33,501
Portfolio accounting fees	13,400
Distribution and service fees	13,397
Trustees’ fees*	3,625
Miscellaneous	189,136
Total liabilities	9,046,998
Commitments and contingent liabilities (Note 9)	—
Net assets	$168,867,125

Net assets consist of:
Paid in capital	$78,252,654
Total distributable earnings (loss)	90,614,471
Net assets	$168,867,125

Investor Class:
Net assets	$132,343,259
Capital shares outstanding	1,808,019
Net asset value per share	$73.20

A-Class:
Net assets	$17,304,030
Capital shares outstanding	259,722
Net asset value per share	$66.63
Maximum offering price per share (Net asset value divided by 95.25%)	$69.95

C-Class:
Net assets	$9,759,244
Capital shares outstanding	168,421
Net asset value per share	$57.95

H-Class:
Net assets	$9,460,592
Capital shares outstanding	146,788
Net asset value per share	$64.45

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$835,468
Interest	10,340
Income from securities lending, net	3,047
Total investment income	848,855

Expenses:
Management fees	823,766
Distribution and service fees:
A-Class	25,050
C-Class	59,886
H-Class	14,106
Transfer agent and administrative fees	242,284
Portfolio accounting fees	96,913
Registration fees	95,157
Trustees’ fees*	25,131
Custodian fees	13,796
Line of credit fees	71
Miscellaneous	120,066
Total expenses	1,516,226
Net investment loss	(667,371)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	16,262,719
Net realized gain	16,262,719
Net change in unrealized appreciation (depreciation) on:
Investments	(40,576,774)
Net change in unrealized appreciation (depreciation)	(40,576,774)
Net realized and unrealized loss	(24,314,055)
Net decrease in net assets resulting from operations	$(24,981,426)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(667,371)	$(2,323,341)
Net realized gain on investments	16,262,719	20,676,333
Net change in unrealized appreciation (depreciation) on investments	(40,576,774)	(2,119,169)
Net increase (decrease) in net assets resulting from operations	(24,981,426)	16,233,823

Distributions to shareholders:
Investor Class	—	(20,899,598)
A-Class	—	(2,845,408)
C-Class	—	(2,017,464)
H-Class	—	(1,678,559)
Total distributions to shareholders	—	(27,441,029)

Capital share transactions:
Proceeds from sale of shares
Investor Class	28,488,735	175,638,002
A-Class	1,441,401	9,604,414
C-Class	707,538	3,143,702
H-Class	9,881,415	92,660,528
Distributions reinvested
Investor Class	—	19,858,630
A-Class	—	2,754,996
C-Class	—	1,958,952
H-Class	—	1,677,352
Cost of shares redeemed
Investor Class	(54,105,984)	(220,835,959)
A-Class	(4,753,571)	(15,320,741)
C-Class	(3,593,982)	(10,075,316)
H-Class	(12,322,031)	(99,694,575)
Net decrease from capital share transactions	(34,256,479)	(38,630,015)
Net decrease in net assets	(59,237,905)	(49,837,221)

Net assets:
Beginning of period	228,105,030	277,942,251
End of period	$168,867,125	$228,105,030

Capital share activity:
Shares sold
Investor Class	368,355	1,962,897
A-Class	20,309	117,041
C-Class	11,455	43,301
H-Class	143,899	1,191,990
Shares issued from reinvestment of distributions
Investor Class	—	267,817
A-Class	—	40,736
C-Class	—	33,107
H-Class	—	25,640
Shares redeemed
Investor Class	(696,622)	(2,509,948)
A-Class	(67,214)	(190,944)
C-Class	(58,752)	(139,375)
H-Class	(179,048)	(1,290,035)
Net decrease in shares	(457,618)	(447,773)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$83.02	$87.17	$79.72	$68.30	$93.63	$68.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.68)	(.62)	(.57)	(.75)	(.27)
Net gain (loss) on investments (realized and unrealized)	(9.59)	6.42	12.77	11.99	(23.30)	28.59
Total from investment operations	(9.82)	5.74	12.15	11.42	(24.05)	28.32
Less distributions from:
Net realized gains	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Total distributions	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Net asset value, end of period	$73.20	$83.02	$87.17	$79.72	$68.30	$93.63

Total Return	(11.83%)	7.94%	15.34%	16.71%	(25.98%)	42.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,343	$177,344	$210,564	$238,614	$260,476	$498,068
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.79%)	(0.70%)	(0.76%)	(0.84%)	(0.34%)
Total expenses	1.46%	1.46%	1.37%	1.37%	1.32%	1.33%
Portfolio turnover rate	14%	100%	105%	207%	83%	107%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$75.66	$80.55	$74.16	$63.69	$87.63	$64.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.82)	(.76)	(.70)	(.91)	(.44)
Net gain (loss) on investments (realized and unrealized)	(8.74)	5.82	11.85	11.17	(21.75)	26.82
Total from investment operations	(9.03)	5.00	11.09	10.47	(22.66)	26.38
Less distributions from:
Net realized gains	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Total distributions	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Net asset value, end of period	$66.63	$75.66	$80.55	$74.16	$63.69	$87.63

Total Return[c]	(11.93%)	7.68%	15.04%	16.42%	(26.17%)	41.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,304	$23,199	$27,370	$36,849	$48,672	$89,260
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(1.04%)	(0.93%)	(1.01%)	(1.09%)	(0.59%)
Total expenses	1.71%	1.71%	1.62%	1.61%	1.57%	1.58%
Portfolio turnover rate	14%	100%	105%	207%	83%	107%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$66.05	$72.14	$67.34	$58.27	$80.88	$60.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	(1.27)	(1.25)	(1.11)	(1.40)	(.92)
Net gain (loss) on investments (realized and unrealized)	(7.61)	5.07	10.75	10.18	(19.93)	24.86
Total from investment operations	(8.10)	3.80	9.50	9.07	(21.33)	23.94
Less distributions from:
Net realized gains	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Total distributions	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Net asset value, end of period	$57.95	$66.05	$72.14	$67.34	$58.27	$80.88

Total Return[c]	(12.26%)	6.87%	14.18%	15.55%	(26.72%)	40.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,759	$14,248	$20,104	$20,997	$26,185	$41,424
Ratios to average net assets:
Net investment income (loss)	(1.59%)	(1.79%)	(1.70%)	(1.76%)	(1.84%)	(1.34%)
Total expenses	2.46%	2.46%	2.37%	2.36%	2.33%	2.33%
Portfolio turnover rate	14%	100%	105%	207%	83%	107%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$73.18	$78.26	$72.16	$62.00	$85.38	$62.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.29)	(.82)	(.69)	(.70)	(.96)	(.61)
Net gain (loss) on investments (realized and unrealized)	(8.44)	5.63	11.49	10.86	(21.14)	26.17
Total from investment operations	(8.73)	4.81	10.80	10.16	(22.10)	25.56
Less distributions from:
Net realized gains	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Total distributions	—	(9.89)	(4.70)	—	(1.28)	(3.16)
Net asset value, end of period	$64.45	$73.18	$78.26	$72.16	$62.00	$85.38

Total Return	(11.93%)	7.66%	15.04%	16.39%	(26.22%)	41.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,461	$13,315	$19,905	$19,308	$27,346	$63,196
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(1.06%)	(0.87%)	(1.04%)	(1.17%)	(0.84%)
Total expenses	1.71%	1.71%	1.62%	1.61%	1.65%	1.83%
Portfolio turnover rate	14%	100%	105%	207%	83%	107%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	July 6, 1998
A-Class	September 1, 2004
C-Class	July 24, 2001
H-Class	August 17, 1998

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	6.9%
Coca-Cola Co.	5.9%
PepsiCo, Inc.	5.4%
Philip Morris International, Inc.	4.4%
Mondelez International, Inc. — Class A	3.5%
Estee Lauder Companies, Inc. — Class A	3.4%
Colgate-Palmolive Co.	3.1%
Altria Group, Inc.	2.8%
Kimberly-Clark Corp.	2.8%
Sysco Corp.	2.5%
Top Ten Total	40.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	6.09%	9.69%	6.91%	11.53%
A-Class Shares	5.98%	9.42%	6.64%	11.26%
A-Class Shares with sales charge‡	0.95%	4.23%	5.60%	10.72%
C-Class Shares	5.57%	8.62%	5.84%	10.43%
C-Class Shares with CDSC§	4.57%	7.62%	5.84%	10.43%
H-Class Shares**	5.97%	9.43%	6.59%	11.09%
S&P 500 Consumer Staples Index	10.06%	16.85%	9.26%	12.29%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Consumer Staples Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Food - 38.9%
Mondelez International, Inc. — Class A	110,532	$6,114,630
Sysco Corp.	55,296	4,390,502
Kraft Heinz Co.	147,405	4,117,759
General Mills, Inc.	72,563	3,999,673
Hershey Co.	25,074	3,886,219
Tyson Foods, Inc. — Class A	43,741	3,767,850
Hormel Foods Corp.	76,785	3,357,808
Kellogg Co.	50,485	3,248,710
Kroger Co.	121,793	3,139,824
McCormick & Company, Inc.	19,738	3,085,049
Conagra Brands, Inc.	90,299	2,770,373
Campbell Soup Co.	55,532	2,605,561
JM Smucker Co.	22,244	2,447,285
Lamb Weston Holdings, Inc.	30,530	2,220,142
Beyond Meat, Inc.*	13,970	2,076,221
US Foods Holding Corp.*	48,770	2,004,447
Pilgrim’s Pride Corp.*	61,520	1,971,408
Post Holdings, Inc.*	18,397	1,947,138
Ingredion, Inc.	19,605	1,602,513
Flowers Foods, Inc.	66,182	1,530,790
Performance Food Group Co.*	32,799	1,509,082
Lancaster Colony Corp.	9,511	1,318,700
Sanderson Farms, Inc.	8,214	1,243,025
TreeHouse Foods, Inc.*	22,192	1,230,546
Hain Celestial Group, Inc.*	49,650	1,066,234
Sprouts Farmers Market, Inc.*	54,791	1,059,658
Cal-Maine Foods, Inc.	23,341	932,590
Total Food		68,643,737

Beverages - 24.9%
Coca-Cola Co.	192,633	10,486,941
PepsiCo, Inc.	69,972	9,593,161
Constellation Brands, Inc. — Class A	20,843	4,320,337
Keurig Dr Pepper, Inc.	154,906	4,232,032
Monster Beverage Corp.*	66,690	3,872,021
Brown-Forman Corp. — Class B	59,614	3,742,567
Molson Coors Brewing Co. — Class B	44,321	2,548,458
Anheuser-Busch InBev S.A. ADR	20,032	1,906,045
Coca-Cola European Partners plc	31,694	1,757,432
Fomento Economico Mexicano SAB de CV ADR	14,683	1,344,669
Total Beverages		43,803,663

Cosmetics & Personal Care - 14.8%
Procter & Gamble Co.	97,946	12,182,524
Estee Lauder Companies, Inc. — Class A	29,798	5,928,312
Colgate-Palmolive Co.	75,079	5,519,057
Unilever N.V. — Class Y	25,236	1,514,917
Edgewell Personal Care Co.*	31,000	1,007,190
Total Cosmetics & Personal Care		26,152,000

Agriculture - 11.1%
Philip Morris International, Inc.	102,502	7,782,977
Altria Group, Inc.	122,135	4,995,322
Archer-Daniels-Midland Co.	81,518	3,347,944
Bunge Ltd.	35,003	1,981,870
British American Tobacco plc ADR	41,138	1,517,992
Total Agriculture		19,626,105

Household Products & Housewares - 6.8%
Kimberly-Clark Corp.	34,236	4,863,224
Church & Dwight Company, Inc.	40,109	3,017,801
Clorox Co.	19,580	2,973,614
Spectrum Brands Holdings, Inc.	22,340	1,177,765
Total Household Products & Housewares		12,032,404

Retail - 0.9%
Casey’s General Stores, Inc.	10,252	1,652,212

Pharmaceuticals - 0.9%
Herbalife Nutrition Ltd.*	42,650	1,614,729

Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.[1]	28,805	1,255,322

Commercial Services - 0.4%
Medifast, Inc.	7,180	744,063

Total Common Stocks
(Cost $107,886,271)		175,524,235

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$722,734	722,734
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	232,407	232,407
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	209,166	209,166
Total Repurchase Agreements
(Cost $1,164,307)		1,164,307

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
CONSUMER PRODUCTS FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	280,035	$280,035
Total Securities Lending Collateral
(Cost $280,035)		280,035

Total Investments - 100.3%
(Cost $109,330,613)		$176,968,577
Other Assets & Liabilities, net - (0.3%)		(521,925)
Total Net Assets - 100.0%		$176,446,652

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$175,524,235	$—	$—	$175,524,235
Repurchase Agreements	—	1,164,307	—	1,164,307
Securities Lending Collateral	280,035	—	—	280,035
Total Assets	$175,804,270	$1,164,307	$—	$176,968,577

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $271,198 of securities loaned (cost $108,166,306)	$175,804,270
Repurchase agreements, at value (cost $1,164,307)	1,164,307
Receivables:
Fund shares sold	7,014,235
Dividends	382,455
Foreign tax reclaims	16,717
Securities lending income	202
Interest	73
Total assets	184,382,259

Liabilities:
Payable for:
Securities purchased	7,121,021
Return of securities lending collateral	280,035
Fund shares redeemed	202,938
Management fees	107,349
Transfer agent and administrative fees	31,573
Distribution and service fees	14,348
Portfolio accounting fees	12,629
Trustees’ fees*	3,111
Miscellaneous	162,603
Total liabilities	7,935,607
Commitments and contingent liabilities (Note 9)	—
Net assets	$176,446,652

Net assets consist of:
Paid in capital	$114,435,163
Total distributable earnings (loss)	62,011,489
Net assets	$176,446,652

Investor Class:
Net assets	$141,435,475
Capital shares outstanding	2,238,207
Net asset value per share	$63.19

A-Class:
Net assets	$12,028,699
Capital shares outstanding	209,381
Net asset value per share	$57.45
Maximum offering price per share (Net asset value divided by 95.25%)	$60.31

C-Class:
Net assets	$13,079,253
Capital shares outstanding	269,462
Net asset value per share	$48.54

H-Class:
Net assets	$9,903,225
Capital shares outstanding	179,481
Net asset value per share	$55.18

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$2,145,239
Interest	9,723
Income from securities lending, net	2,158
Total investment income	2,157,120

Expenses:
Management fees	707,911
Distribution and service fees:
A-Class	16,607
C-Class	68,664
H-Class	14,044
Transfer agent and administrative fees	208,208
Portfolio accounting fees	83,283
Registration fees	72,615
Trustees’ fees*	20,424
Custodian fees	11,768
Line of credit fees	115
Miscellaneous	113,312
Total expenses	1,316,951
Net investment income	840,169

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,594,193
Net realized gain	1,594,193
Net change in unrealized appreciation (depreciation) on:
Investments	6,617,889
Net change in unrealized appreciation (depreciation)	6,617,889
Net realized and unrealized gain	8,212,082
Net increase in net assets resulting from operations	$9,052,251

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$840,169	$2,388,987
Net realized gain on investments	1,594,193	8,964,531
Net change in unrealized appreciation (depreciation) on investments	6,617,889	(5,695,254)
Net increase in net assets resulting from operations	9,052,251	5,658,264

Distributions to shareholders:
Investor Class	—	(7,795,828)
A-Class	—	(1,054,007)
C-Class	—	(1,332,532)
H-Class	—	(1,079,571)
Total distributions to shareholders	—	(11,261,938)

Capital share transactions:
Proceeds from sale of shares
Investor Class	83,182,491	126,325,719
A-Class	2,461,833	8,189,512
C-Class	344,514	2,366,920
H-Class	12,458,890	45,048,235
Distributions reinvested
Investor Class	—	7,631,394
A-Class	—	1,010,234
C-Class	—	1,233,939
H-Class	—	1,079,166
Cost of shares redeemed
Investor Class	(91,423,513)	(141,637,774)
A-Class	(4,839,729)	(20,049,184)
C-Class	(2,982,554)	(11,139,212)
H-Class	(13,193,867)	(45,804,251)
Net decrease from capital share transactions	(13,991,935)	(25,745,302)
Net decrease in net assets	(4,939,684)	(31,348,976)

Net assets:
Beginning of period	181,386,336	212,735,312
End of period	$176,446,652	$181,386,336

Capital share activity:
Shares sold
Investor Class	1,357,634	2,148,163
A-Class	44,229	149,654
C-Class	7,300	50,365
H-Class	235,930	869,311
Shares issued from reinvestment of distributions
Investor Class	—	133,743
A-Class	—	19,435
C-Class	—	27,930
H-Class	—	21,618
Shares redeemed
Investor Class	(1,514,317)	(2,387,261)
A-Class	(86,803)	(375,382)
C-Class	(63,573)	(237,726)
H-Class	(250,773)	(896,322)
Net decrease in shares	(270,373)	(476,472)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$59.56	$61.08	$66.06	$62.84	$58.55	$52.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.92	.56	.51	.61	.71
Net gain (loss) on investments (realized and unrealized)	3.28	1.40	(.37)	3.58	4.92	6.44
Total from investment operations	3.63	2.32	.19	4.09	5.53	7.15
Less distributions from:
Net investment income	—	(.80)	(.44)	(.58)	(.49)	(.24)
Net realized gains	—	(3.04)	(4.73)	(.29)	(.75)	(.44)
Total distributions	—	(3.84)	(5.17)	(.87)	(1.24)	(.68)
Net asset value, end of period	$63.19	$59.56	$61.08	$66.06	$62.84	$58.55

Total Return	6.09%	4.09%	(0.04%)	6.62%	9.65%	13.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,435	$142,633	$152,717	$207,683	$276,578	$222,954
Ratios to average net assets:
Net investment income (loss)	1.14%	1.56%	0.86%	0.79%	1.03%	1.27%
Total expenses	1.46%	1.46%	1.38%	1.36%	1.34%	1.34%
Portfolio turnover rate	44%	84%	80%	75%	104%	87%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$54.21	$56.08	$61.21	$58.43	$54.66	$48.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.69	.36	.33	.45	.48
Net gain (loss) on investments (realized and unrealized)	3.00	1.28	(.32)	3.32	4.56	6.07
Total from investment operations	3.24	1.97	.04	3.65	5.01	6.55
Less distributions from:
Net investment income	—	(.80)	(.44)	(.58)	(.49)	(.24)
Net realized gains	—	(3.04)	(4.73)	(.29)	(.75)	(.44)
Total distributions	—	(3.84)	(5.17)	(.87)	(1.24)	(.68)
Net asset value, end of period	$57.45	$54.21	$56.08	$61.21	$58.43	$54.66

Total Return[c]	5.98%	3.82%	(0.28%)	6.35%	9.38%	13.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,029	$13,659	$25,698	$40,272	$53,560	$32,762
Ratios to average net assets:
Net investment income (loss)	0.86%	1.28%	0.60%	0.56%	0.82%	0.92%
Total expenses	1.71%	1.71%	1.63%	1.62%	1.60%	1.60%
Portfolio turnover rate	44%	84%	80%	75%	104%	87%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$45.98	$48.50	$54.00	$52.04	$49.18	$44.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.28	(.07)	(.10)	.03	.09
Net gain (loss) on investments (realized and unrealized)	2.54	1.04	(.26)	2.93	4.07	5.48
Total from investment operations	2.56	1.32	(.33)	2.83	4.10	5.57
Less distributions from:
Net investment income	—	(.80)	(.44)	(.58)	(.49)	(.24)
Net realized gains	—	(3.04)	(4.73)	(.29)	(.75)	(.44)
Total distributions	—	(3.84)	(5.17)	(.87)	(1.24)	(.68)
Net asset value, end of period	$48.54	$45.98	$48.50	$54.00	$52.04	$49.18

Total Return[c]	5.57%	3.06%	(1.02%)	5.55%	8.57%	12.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,079	$14,976	$23,531	$28,380	$23,799	$17,717
Ratios to average net assets:
Net investment income (loss)	0.10%	0.60%	(0.13%)	(0.20%)	0.05%	0.20%
Total expenses	2.46%	2.46%	2.38%	2.36%	2.35%	2.35%
Portfolio turnover rate	44%	84%	80%	75%	104%	87%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$52.07	$54.02	$59.15	$56.50	$52.94	$47.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.69	.38	.31	.39	.37
Net gain (loss) on investments (realized and unrealized)	2.89	1.20	(.34)	3.21	4.41	5.86
Total from investment operations	3.11	1.89	.04	3.52	4.80	6.23
Less distributions from:
Net investment income	—	(.80)	(.44)	(.58)	(.49)	(.24)
Net realized gains	—	(3.04)	(4.73)	(.29)	(.75)	(.44)
Total distributions	—	(3.84)	(5.17)	(.87)	(1.24)	(.68)
Net asset value, end of period	$55.18	$52.07	$54.02	$59.15	$56.50	$52.94

Total Return	5.97%	3.84%	(0.32%)	6.35%	9.29%	13.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,903	$10,118	$10,788	$35,387	$65,702	$49,751
Ratios to average net assets:
Net investment income (loss)	0.83%	1.32%	0.65%	0.54%	0.72%	0.74%
Total expenses	1.71%	1.71%	1.63%	1.61%	1.66%	1.85%
Portfolio turnover rate	44%	84%	80%	75%	104%	87%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights prior to that date reflect the performance of the former Advisor Class.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 26, 2001
H-Class	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	8.0%
Texas Instruments, Inc.	5.8%
NVIDIA Corp.	5.4%
Broadcom, Inc.	5.4%
QUALCOMM, Inc.	5.0%
Applied Materials, Inc.	3.5%
Micron Technology, Inc.	3.3%
Analog Devices, Inc.	3.3%
Lam Research Corp.	3.0%
Advanced Micro Devices, Inc.	2.9%
Top Ten Total	45.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	12.26%	14.63%	15.80%	12.58%
A-Class Shares	12.12%	14.34%	15.52%	12.30%
A-Class Shares with sales charge‡	6.79%	8.91%	14.41%	11.76%
C-Class Shares	11.70%	13.49%	14.66%	11.46%
C-Class Shares with CDSC§	10.70%	12.49%	14.66%	11.46%
H-Class Shares**	12.10%	14.33%	15.45%	12.12%
S&P 500 Information Technology Index	9.60%	8.60%	18.21%	17.11%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Semiconductors - 92.6%
Intel Corp.	89,518	$4,612,863
Texas Instruments, Inc.	25,770	3,330,515
NVIDIA Corp.	17,969	3,127,864
Broadcom, Inc.	11,198	3,091,432
QUALCOMM, Inc.	37,648	2,871,789
Applied Materials, Inc.	40,393	2,015,611
Micron Technology, Inc.*	45,084	1,931,849
Analog Devices, Inc.	17,178	1,919,298
Lam Research Corp.	7,459	1,723,849
Advanced Micro Devices, Inc.*	58,111	1,684,638
NXP Semiconductor N.V.	13,965	1,523,861
KLA Corp.	9,475	1,510,789
Xilinx, Inc.	14,993	1,437,829
Microchip Technology, Inc.	15,467	1,437,039
Marvell Technology Group Ltd.	48,681	1,215,565
Maxim Integrated Products, Inc.	20,700	1,198,737
Taiwan Semiconductor Manufacturing Company Ltd. ADR	25,607	1,190,213
Skyworks Solutions, Inc.	14,308	1,133,909
Teradyne, Inc.	16,199	938,084
Qorvo, Inc.*	12,073	895,092
Cypress Semiconductor Corp.	38,312	894,202
ON Semiconductor Corp.*	44,340	851,771
ASML Holding N.V. — Class G	3,378	839,163
Monolithic Power Systems, Inc.	5,070	789,044
Entegris, Inc.	16,168	760,866
Mellanox Technologies Ltd.*	6,822	747,623
Cree, Inc.*	13,971	684,579
Silicon Motion Technology Corp. ADR	19,244	680,275
MKS Instruments, Inc.	7,271	670,968
Silicon Laboratories, Inc.*	5,930	660,306
STMicroelectronics N.V. — Class Y1	33,627	650,346
Kulicke & Soffa Industries, Inc.	26,809	629,475
Cabot Microelectronics Corp.	4,251	600,284
Semtech Corp.*	11,450	556,585
Cirrus Logic, Inc.*	9,925	531,782
Inphi Corp.*	8,122	495,848
Power Integrations, Inc.	5,482	495,737
Brooks Automation, Inc.	12,648	468,355
Lattice Semiconductor Corp.*	25,170	460,233
Diodes, Inc.*	10,919	438,398
Ambarella, Inc.*	6,858	430,922
MACOM Technology Solutions Holdings, Inc.*	16,752	360,084
Synaptics, Inc.*	9,001	359,590
Xperi Corp.	15,050	311,234
Nanometrics, Inc.*	8,403	274,106
Total Semiconductors		53,432,602

Energy-Alternate Sources - 3.5%
First Solar, Inc.*	11,690	678,137
SolarEdge Technologies, Inc.*	7,783	651,593
Enphase Energy, Inc.*	18,780	417,480
SunPower Corp. — Class A*,1	27,290	299,371
Total Energy-Alternate Sources		2,046,581

Electrical Components & Equipment - 1.4%
Universal Display Corp.	4,829	810,789

Chemicals - 1.3%
Versum Materials, Inc.	13,824	731,704

Electronics - 0.8%
Advanced Energy Industries, Inc.*	7,839	450,037

Total Common Stocks
(Cost $50,116,076)		57,471,713

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$187,667	187,667
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	60,347	60,347
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	54,313	54,313
Total Repurchase Agreements
(Cost $302,327)		302,327

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	508,500	508,500
Total Securities Lending Collateral
(Cost $508,500)		508,500

Total Investments - 101.0%
(Cost $50,926,903)		$58,282,540
Other Assets & Liabilities, net - (1.0%)		(551,251)
Total Net Assets - 100.0%		$57,731,289

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
ELECTRONICS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$57,471,713	$—	$—	$57,471,713
Repurchase Agreements	—	302,327	—	302,327
Securities Lending Collateral	508,500	—	—	508,500
Total Assets	$57,980,213	$302,327	$—	$58,282,540

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $503,232 of securities loaned (cost $50,624,576)	$57,980,213
Repurchase agreements, at value (cost $302,327)	302,327
Receivables:
Fund shares sold	119,206
Dividends	60,728
Securities lending income	261
Interest	19
Total assets	58,462,754

Liabilities:
Payable for:
Return of securities lending collateral	508,500
Fund shares redeemed	120,561
Management fees	39,010
Transfer agent and administrative fees	11,473
Printing	10,509
Portfolio accounting fees	4,589
Distribution and service fees	3,975
Trustees’ fees*	808
Miscellaneous	32,040
Total liabilities	731,465
Commitments and contingent liabilities (Note 9)	—
Net assets	$57,731,289

Net assets consist of:
Paid in capital	$56,061,703
Total distributable earnings (loss)	1,669,586
Net assets	$57,731,289

Investor Class:
Net assets	$45,607,143
Capital shares outstanding	321,662
Net asset value per share	$141.79

A-Class:
Net assets	$3,777,319
Capital shares outstanding	28,825
Net asset value per share	$131.04
Maximum offering price per share (Net asset value divided by 95.25%)	$137.57

C-Class:
Net assets	$2,015,883
Capital shares outstanding	17,406
Net asset value per share	$115.82

H-Class:
Net assets	$6,330,944
Capital shares outstanding	49,770
Net asset value per share	$127.20

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $990)	$339,109
Interest	2,878
Income from securities lending, net	744
Total investment income	342,731

Expenses:
Management fees	177,901
Distribution and service fees:
A-Class	5,667
C-Class	9,451
H-Class	5,789
Transfer agent and administrative fees	52,324
Portfolio accounting fees	20,929
Professional fees	7,867
Trustees’ fees*	3,266
Custodian fees	2,881
Line of credit fees	107
Miscellaneous	41,182
Total expenses	327,364
Net investment income	15,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(984,651)
Net realized loss	(984,651)
Net change in unrealized appreciation (depreciation) on:
Investments	1,573,747
Net change in unrealized appreciation (depreciation)	1,573,747
Net realized and unrealized gain	589,096
Net increase in net assets resulting from operations	$604,463

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,367	$7,066
Net realized gain (loss) on investments	(984,651)	202,557
Net change in unrealized appreciation (depreciation) on investments	1,573,747	(3,295,899)
Net increase (decrease) in net assets resulting from operations	604,463	(3,086,276)

Distributions to shareholders:
Investor Class	—	(1,489,940)
A-Class	—	(286,771)
C-Class	—	(117,497)
H-Class	—	(92,551)
Total distributions to shareholders	—	(1,986,759)

Capital share transactions:
Proceeds from sale of shares
Investor Class	98,387,838	69,011,457
A-Class	5,562,334	12,638,504
C-Class	2,560,031	1,776,804
H-Class	40,918,608	99,278,587
Distributions reinvested
Investor Class	—	1,470,138
A-Class	—	143,678
C-Class	—	112,532
H-Class	—	92,532
Cost of shares redeemed
Investor Class	(72,336,344)	(103,905,626)
A-Class	(5,959,607)	(11,505,886)
C-Class	(2,121,055)	(3,275,148)
H-Class	(37,437,385)	(124,802,844)
Net increase (decrease) from capital share transactions	29,574,420	(58,965,272)
Net increase (decrease) in net assets	30,178,883	(64,038,307)

Net assets:
Beginning of period	27,552,406	91,590,713
End of period	$57,731,289	$27,552,406

Capital share activity:
Shares sold
Investor Class	723,885	539,688
A-Class	43,741	108,795
C-Class	23,519	16,457
H-Class	345,004	823,516
Shares issued from reinvestment of distributions
Investor Class	—	13,668
A-Class	—	1,443
C-Class	—	1,271
H-Class	—	957
Shares redeemed
Investor Class	(549,812)	(803,674)
A-Class	(48,350)	(101,201)
C-Class	(18,818)	(29,683)
H-Class	(327,717)	(1,041,614)
Net increase (decrease) in shares	191,452	(470,377)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$126.31	$136.98	$110.00	$81.23	$83.54	$69.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.27	(.11)	.15	.02	.29
Net gain (loss) on investments (realized and unrealized)	15.37	(.29)	27.15	28.62	(2.20)	13.43
Total from investment operations	15.48	(.02)	27.04	28.77	(2.18)	13.72
Less distributions from:
Net investment income	—	—	(.06)	—	(.13)	—
Net realized gains	—	(10.65)	—	—	—	—
Total distributions	—	(10.65)	(.06)	—	(.13)	—
Net asset value, end of period	$141.79	$126.31	$136.98	$110.00	$81.23	$83.54

Total Return	12.26%	1.35%	24.59%	35.41%	(2.61%)	19.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,607	$18,642	$54,505	$51,722	$8,217	$18,144
Ratios to average net assets:
Net investment income (loss)	0.16%	0.21%	(0.08%)	0.16%	0.02%	0.38%
Total expenses	1.46%	1.46%	1.38%	1.38%	1.34%	1.35%
Portfolio turnover rate	212%	521%	457%	643%	769%	562%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$116.88	$127.98	$103.03	$76.25	$78.62	$65.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.03)	(.33)	(.18)	(.20)	(.17)
Net gain (loss) on investments (realized and unrealized)	14.22	(.42)	25.34	26.96	(2.04)	12.92
Total from investment operations	14.16	(.45)	25.01	26.78	(2.24)	12.75
Less distributions from:
Net investment income	—	—	(.06)	—	(.13)	—
Net realized gains	—	(10.65)	—	—	—	—
Total distributions	—	(10.65)	(.06)	—	(.13)	—
Net asset value, end of period	$131.04	$116.88	$127.98	$103.03	$76.25	$78.62

Total Return[c]	12.12%	1.10%	24.29%	35.11%	(2.84%)	19.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,777	$3,908	$3,122	$4,408	$1,762	$1,680
Ratios to average net assets:
Net investment income (loss)	(0.10%)	(0.02%)	(0.29%)	(0.19%)	(0.26%)	(0.24%)
Total expenses	1.71%	1.72%	1.63%	1.63%	1.60%	1.61%
Portfolio turnover rate	212%	521%	457%	643%	769%	562%

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$103.69	$115.77	$93.90	$70.02	$72.76	$61.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.45)	(.91)	(1.14)	(.69)	(.63)	(.35)
Net gain (loss) on investments (realized and unrealized)	12.58	(.52)	23.07	24.57	(1.98)	11.71
Total from investment operations	12.13	(1.43)	21.93	23.88	(2.61)	11.36
Less distributions from:
Net investment income	—	—	(.06)	—	(.13)	—
Net realized gains	—	(10.65)	—	—	—	—
Total distributions	—	(10.65)	(.06)	—	(.13)	—
Net asset value, end of period	$115.82	$103.69	$115.77	$93.90	$70.02	$72.76

Total Return[c]	11.70%	0.34%	23.36%	34.09%	(3.58%)	18.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,016	$1,317	$2,855	$2,556	$719	$1,280
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.83%)	(1.07%)	(0.85%)	(0.91%)	(0.55%)
Total expenses	2.46%	2.45%	2.38%	2.38%	2.35%	2.35%
Portfolio turnover rate	212%	521%	457%	643%	769%	562%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$113.47	$124.62	$100.33	$74.32	$76.66	$64.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.54)	(.41)	(.08)	(.30)	.06
Net gain (loss) on investments (realized and unrealized)	13.71	.04 [d]	24.76	26.09	(1.91)	12.20
Total from investment operations	13.73	(.50)	24.35	26.01	(2.21)	12.26
Less distributions from:
Net investment income	—	—	(.06)	—	(.13)	—
Net realized gains	—	(10.65)	—	—	—	—
Total distributions	—	(10.65)	(.06)	—	(.13)	—
Net asset value, end of period	$127.20	$113.47	$124.62	$100.33	$74.32	$76.66

Total Return	12.10%	1.08%	24.29%	34.98%	(2.88%)	19.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,331	$3,686	$31,109	$23,134	$11,257	$6,285
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.45%)	(0.36%)	(0.09%)	(0.40%)	0.09%
Total expenses	1.71%	1.68%	1.63%	1.63%	1.74%	1.85%
Portfolio turnover rate	212%	521%	457%	643%	769%	562%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 21, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	May 5, 1998

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	7.8%
Chevron Corp.	6.7%
ConocoPhillips	3.6%
Kinder Morgan, Inc.	3.1%
Phillips 66	3.1%
Schlumberger Ltd.	3.0%
Marathon Petroleum Corp.	3.0%
EOG Resources, Inc.	2.9%
Occidental Petroleum Corp.	2.9%
Valero Energy Corp.	2.7%
Top Ten Total	38.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(14.90%)	(31.43%)	(12.71%)	(2.41%)
A-Class Shares	(15.01%)	(31.60%)	(12.90%)	(2.65%)
A-Class Shares with sales charge‡	(19.04%)	(34.85%)	(13.74%)	(3.12%)
C-Class Shares	(15.32%)	(32.11%)	(13.58%)	(3.39%)
C-Class Shares with CDSC§	(16.17%)	(32.79%)	(13.58%)	(3.39%)
H-Class Shares**	(15.07%)	(31.64%)	(12.98%)	(2.81%)
S&P 500 Energy Index	(8.96%)	(19.21%)	(5.06%)	3.33%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Oil & Gas - 68.7%
Exxon Mobil Corp.	17,519	$1,237,017
Chevron Corp.	8,901	1,055,659
ConocoPhillips	9,934	566,039
Phillips 66	4,774	488,858
Marathon Petroleum Corp.	7,834	475,915
EOG Resources, Inc.	6,196	459,867
Occidental Petroleum Corp.	10,252	455,906
Valero Energy Corp.	5,013	427,308
Pioneer Natural Resources Co.	2,593	326,122
Hess Corp.	5,101	308,508
Diamondback Energy, Inc.	3,062	275,304
Petroleo Brasileiro S.A. ADR	18,938	274,033
BP plc ADR	7,055	268,019
Concho Resources, Inc.	3,882	263,588
Continental Resources, Inc.*	8,135	250,477
Noble Energy, Inc.	10,634	238,840
Apache Corp.	9,178	234,957
Marathon Oil Corp.	18,579	227,964
Devon Energy Corp.	9,328	224,432
HollyFrontier Corp.	4,058	217,671
Royal Dutch Shell plc — Class A ADR	3,668	215,862
Cabot Oil & Gas Corp. — Class A	10,938	192,181
Suncor Energy, Inc.	5,799	183,132
Canadian Natural Resources Ltd.	6,171	164,334
Parsley Energy, Inc. — Class A	9,646	162,053
Cimarex Energy Co.	3,317	159,017
WPX Energy, Inc.*	14,826	157,007
Helmerich & Payne, Inc.	3,779	151,425
CVR Energy, Inc.	3,432	151,111
Murphy Oil Corp.	6,344	140,266
PBF Energy, Inc. — Class A	4,839	131,572
Ecopetrol S.A. ADR	7,277	123,927
Delek US Holdings, Inc.	3,281	119,100
Equities Corp.	10,865	115,604
PDC Energy, Inc.*	3,440	95,460
CNX Resources Corp.*	11,622	84,376
SM Energy Co.	8,212	79,574
Carrizo Oil & Gas, Inc.*	8,034	68,972
Whiting Petroleum Corp.*	8,184	65,717
California Resources Corp.*,1	4,640	47,328
Total Oil & Gas		10,884,502

Pipelines - 15.2%
Kinder Morgan, Inc.	23,936	493,321
ONEOK, Inc.	5,398	397,779
Williams Companies, Inc.	15,883	382,145
Cheniere Energy, Inc.*	4,521	285,094
Targa Resources Corp.	5,440	218,525
Enbridge, Inc.	5,239	183,784
TC Energy Corp.	3,279	169,819
Equitrans Midstream Corp.	9,951	144,787
Plains GP Holdings, LP — Class A*	6,312	134,004
Total Pipelines		2,409,258

Oil & Gas Services - 12.9%
Schlumberger Ltd.	13,964	477,150
Baker Hughes a GE Co.	15,192	352,454
Halliburton Co.	15,127	285,144
TechnipFMC plc	8,582	207,170
National Oilwell Varco, Inc.	9,347	198,156
Core Laboratories N.V.	2,841	132,447
Patterson-UTI Energy, Inc.	11,165	95,461
Oceaneering International, Inc.*	6,311	85,514
RPC, Inc.[1]	15,228	85,429
ProPetro Holding Corp.*	7,768	70,611
US Silica Holdings, Inc.	6,117	58,479
Total Oil & Gas Services		2,048,015

Metal Fabricate & Hardware - 0.9%
Tenaris S.A. ADR	7,091	150,188

Transportation - 0.9%
Golar LNG Ltd.	10,885	141,396

Coal - 0.6%
Peabody Energy Corp.	5,837	85,921

Energy-Alternate Sources - 0.4%
Renewable Energy Group, Inc.*,1	3,847	57,724

Total Common Stocks
(Cost $14,928,435)		15,777,004

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$58,248	58,248
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	18,731	18,731
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	16,857	16,857
Total Repurchase Agreements
(Cost $93,836)		93,836

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
ENERGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	146,550	$146,550
Total Securities Lending Collateral
(Cost $146,550)		146,550

Total Investments - 101.1%
(Cost $15,168,821)		$16,017,390
Other Assets & Liabilities, net - (1.1%)		(180,510)
Total Net Assets - 100.0%		$15,836,880

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,777,004	$—	$—	$15,777,004
Repurchase Agreements	—	93,836	—	93,836
Securities Lending Collateral	146,550	—	—	146,550
Total Assets	$15,923,554	$93,836	$—	$16,017,390

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $143,897 of securities loaned (cost $15,074,985)	$15,923,554
Repurchase agreements, at value (cost $93,836)	93,836
Receivables:
Securities sold	147,239
Fund shares sold	40,489
Dividends	22,078
Securities lending income	38
Interest	6
Total assets	16,227,240

Liabilities:
Payable for:
Fund shares redeemed	208,684
Return of securities lending collateral	146,550
Management fees	10,522
Transfer agent and administrative fees	3,095
Distribution and service fees	1,464
Portfolio accounting fees	1,238
Trustees’ fees*	354
Miscellaneous	18,453
Total liabilities	390,360
Commitments and contingent liabilities (Note 9)	—
Net assets	$15,836,880

Net assets consist of:
Paid in capital	$39,562,968
Total distributable earnings (loss)	(23,726,088)
Net assets	$15,836,880

Investor Class:
Net assets	$11,742,880
Capital shares outstanding	202,921
Net asset value per share	$57.87

A-Class:
Net assets	$2,281,006
Capital shares outstanding	42,308
Net asset value per share	$53.91
Maximum offering price per share (Net asset value divided by 95.25%)	$56.60

C-Class:
Net assets	$1,083,236
Capital shares outstanding	22,928
Net asset value per share	$47.25

H-Class:
Net assets	$729,758
Capital shares outstanding	13,973
Net asset value per share	$52.23

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $4,185)	$309,410
Interest	1,104
Income from securities lending, net	129
Total investment income	310,643

Expenses:
Management fees	82,098
Distribution and service fees:
A-Class	3,320
C-Class	6,851
H-Class	1,378
Transfer agent and administrative fees	24,146
Registration fees	9,678
Portfolio accounting fees	9,658
Trustees’ fees*	2,699
Custodian fees	1,375
Line of credit fees	94
Miscellaneous	11,571
Total expenses	152,868
Net investment income	157,775

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,822,609)
Net realized loss	(1,822,609)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,351,916)
Net change in unrealized appreciation (depreciation)	(1,351,916)
Net realized and unrealized loss	(3,174,525)
Net decrease in net assets resulting from operations	$(3,016,750)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$157,775	$148,597
Net realized loss on investments	(1,822,609)	(9,602,012)
Net change in unrealized appreciation (depreciation) on investments	(1,351,916)	336,517
Net decrease in net assets resulting from operations	(3,016,750)	(9,116,898)

Distributions to shareholders:
Investor Class	—	(247,372)
A-Class	—	(26,067)
C-Class	—	(17,550)
H-Class	—	(6,251)
Total distributions to shareholders	—	(297,240)

Capital share transactions:
Proceeds from sale of shares
Investor Class	16,251,733	155,653,200
A-Class	828,036	5,378,833
C-Class	630,940	1,958,179
H-Class	33,996,595	88,531,263
Distributions reinvested
Investor Class	—	245,486
A-Class	—	25,507
C-Class	—	17,124
H-Class	—	6,251
Cost of shares redeemed
Investor Class	(18,278,032)	(168,124,848)
A-Class	(1,504,526)	(4,690,758)
C-Class	(952,861)	(3,921,283)
H-Class	(34,120,138)	(89,229,010)
Net decrease from capital share transactions	(3,148,253)	(14,150,056)
Net decrease in net assets	(6,165,003)	(23,564,194)

Net assets:
Beginning of period	22,001,883	45,566,077
End of period	$15,836,880	$22,001,883

Capital share activity:
Shares sold
Investor Class	260,676	1,891,436
A-Class	13,791	74,180
C-Class	12,153	29,583
H-Class	620,216	1,229,643
Shares issued from reinvestment of distributions
Investor Class	—	3,804
A-Class	—	423
C-Class	—	322
H-Class	—	107
Shares redeemed
Investor Class	(295,570)	(2,158,043)
A-Class	(24,594)	(66,186)
C-Class	(18,556)	(60,832)
H-Class	(619,647)	(1,238,272)
Net decrease in shares	(51,531)	(293,835)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$68.00	$74.41	$78.73	$66.61	$92.98	$118.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.56	.35	.61	.40	1.12	.84
Net gain (loss) on investments (realized and unrealized)	(10.69)	(6.29)	(4.37)	12.24	(26.37)	(26.21)
Total from investment operations	(10.13)	(5.94)	(3.76)	12.64	(25.25)	(25.37)
Less distributions from:
Net investment income	—	(.47)	(.56)	(.52)	(.52)	(.44)
Net realized gains	—	—	—	—	(.60)	—
Total distributions	—	(.47)	(.56)	(.52)	(1.12)	(.44)
Net asset value, end of period	$57.87	$68.00	$74.41	$78.73	$66.61	$92.98

Total Return	(14.90%)	(7.94%)	(4.78%)	18.99%	(27.30%)	(21.42%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,743	$16,172	$37,253	$24,284	$22,216	$28,123
Ratios to average net assets:
Net investment income (loss)	1.79%	0.46%	0.82%	0.52%	1.38%	0.72%
Total expenses	1.46%	1.46%	1.37%	1.37%	1.35%	1.35%
Portfolio turnover rate	241%	525%	954%	996%	595%	463%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$63.43	$69.61	$73.86	$62.67	$87.76	$112.30
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.21	.54	.23	.76	.48
Net gain (loss) on investments (realized and unrealized)	(9.95)	(5.92)	(4.23)	11.48	(24.73)	(24.58)
Total from investment operations	(9.52)	(5.71)	(3.69)	11.71	(23.97)	(24.10)
Less distributions from:
Net investment income	—	(.47)	(.56)	(.52)	(.52)	(.44)
Net realized gains	—	—	—	—	(.60)	—
Total distributions	—	(.47)	(.56)	(.52)	(1.12)	(.44)
Net asset value, end of period	$53.91	$63.43	$69.61	$73.86	$62.67	$87.76

Total Return[c]	(15.01%)	(8.16%)	(4.99%)	18.65%	(27.46%)	(21.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,281	$3,369	$3,111	$4,980	$6,274	$4,671
Ratios to average net assets:
Net investment income (loss)	1.45%	0.33%	0.78%	0.31%	1.02%	0.43%
Total expenses	1.71%	1.71%	1.63%	1.62%	1.60%	1.60%
Portfolio turnover rate	241%	525%	954%	996%	595%	463%

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$55.80	$61.76	$66.10	$56.55	$79.93	$103.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	(.36)	(.01)	(.29)	.08	(.20)
Net gain (loss) on investments (realized and unrealized)	(8.76)	(5.13)	(3.77)	10.36	(22.34)	(22.64)
Total from investment operations	(8.55)	(5.49)	(3.78)	10.07	(22.26)	(22.84)
Less distributions from:
Net investment income	—	(.47)	(.56)	(.52)	(.52)	(.44)
Net realized gains	—	—	—	—	(.60)	—
Total distributions	—	(.47)	(.56)	(.52)	(1.12)	(.44)
Net asset value, end of period	$47.25	$55.80	$61.76	$66.10	$56.55	$79.93

Total Return[c]	(15.32%)	(8.83%)	(5.73%)	17.76%	(28.01%)	(22.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,083	$1,637	$3,721	$4,331	$4,198	$6,754
Ratios to average net assets:
Net investment income (loss)	0.81%	(0.56%)	(0.02%)	(0.45%)	0.15%	(0.20%)
Total expenses	2.46%	2.45%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	241%	525%	954%	996%	595%	463%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

ENERGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d,e]	Year Ended March 31, 2015[d,e]
Per Share Data
Net asset value, beginning of period	$61.50	$67.51	$71.68	$60.90	$85.36	$109.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.40	.99	.02	.40	.28
Net gain (loss) on investments (realized and unrealized)	(9.56)	(5.94)	(4.60)	11.28	(23.74)	(24.09)
Total from investment operations	(9.27)	(5.54)	(3.61)	11.30	(23.34)	(23.81)
Less distributions from:
Net investment income	—	(.47)	(.56)	(.52)	(.52)	(.44)
Net realized gains	—	—	—	—	(.60)	—
Total distributions	—	(.47)	(.56)	(.52)	(1.12)	(.44)
Net asset value, end of period	$52.23	$61.50	$67.51	$71.68	$60.90	$85.36

Total Return	(15.07%)	(8.16%)	(5.03%)	18.57%	(27.53%)	(21.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$730	$824	$1,480	$2,556	$2,795	$6,452
Ratios to average net assets:
Net investment income (loss)	1.03%	0.54%	1.50%	0.03%	0.55%	0.27%
Total expenses	1.71%	1.70%	1.63%	1.63%	1.70%	1.85%
Portfolio turnover rate	241%	525%	954%	996%	595%	463%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	April 2, 1998

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	14.6%
Baker Hughes a GE Co.	10.8%
Halliburton Co.	7.3%
National Oilwell Varco, Inc.	6.0%
TechnipFMC plc	4.7%
Helmerich & Payne, Inc.	4.6%
Apergy Corp.	3.2%
Cactus, Inc. — Class A	3.1%
Tenaris S.A. ADR	3.0%
Patterson-UTI Energy, Inc.	2.9%
Top Ten Total	60.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(28.35%)	(49.01%)	(24.83%)	(10.07%)
A-Class Shares	(28.41%)	(49.15%)	(25.02%)	(10.29%)
A-Class Shares with sales charge‡	(31.82%)	(51.56%)	(25.74%)	(10.73%)
C-Class Shares	(28.68%)	(49.49%)	(25.57%)	(10.96%)
C-Class Shares with CDSC§	(29.39%)	(49.99%)	(25.57%)	(10.96%)
H-Class Shares**	(28.24%)	(49.08%)	(25.06%)	(10.43%)
S&P 500 Energy Index	(8.96%)	(19.21%)	(5.06%)	3.33%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Oil & Gas Services - 81.7%
Schlumberger Ltd.	26,162	$893,955
Baker Hughes a GE Co.	28,459	660,249
Halliburton Co.	23,631	445,444
National Oilwell Varco, Inc.	17,511	371,233
TechnipFMC plc	11,962	288,763
Apergy Corp.*	7,196	194,652
Patterson-UTI Energy, Inc.	20,921	178,874
Dril-Quip, Inc.*	3,477	174,476
Archrock, Inc.	16,695	166,449
Oceaneering International, Inc.*	11,823	160,202
RPC, Inc.[1]	28,544	160,132
Helix Energy Solutions Group, Inc.*	19,160	154,430
Core Laboratories N.V.	3,285	153,147
Liberty Oilfield Services, Inc. — Class A	13,956	151,143
ProPetro Holding Corp.*	14,547	132,232
Oil States International, Inc.*	9,613	127,853
C&J Energy Services, Inc.*	10,706	114,875
DMC Global, Inc.[1]	2,510	110,390
Keane Group, Inc.*	18,079	109,559
US Silica Holdings, Inc.	11,455	109,510
Solaris Oilfield Infrastructure, Inc. — Class A	5,060	67,905
Exterran Corp.*	3,310	43,229
Matrix Service Co.*	2,520	43,193
Total Oil & Gas Services		5,011,895

Oil & Gas - 9.1%
Helmerich & Payne, Inc.	7,076	283,535
Transocean Ltd.*	38,065	170,151
Diamond Offshore Drilling, Inc.*	19,327	107,458
Total Oil & Gas		561,144

Machinery-Diversified - 3.1%
Cactus, Inc. — Class A*	6,675	193,175

Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	8,713	184,541

Transportation - 2.4%
SEACOR Holdings, Inc.*	1,750	82,372
Tidewater, Inc.*	4,200	63,462
Total Transportation		145,834

Total Common Stocks
(Cost $5,743,042)		6,096,589

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$22,017	22,017
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	7,080	7,080
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	6,372	6,372
Total Repurchase Agreements
(Cost $35,469)		35,469

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	204,529	204,529
Total Securities Lending Collateral
(Cost $204,529)		204,529

Total Investments - 103.2%
(Cost $5,983,040)		$6,336,587
Other Assets & Liabilities, net - (3.2%)		(198,890)
Total Net Assets - 100.0%		$6,137,697

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,096,589	$—	$—	$6,096,589
Repurchase Agreements	—	35,469	—	35,469
Securities Lending Collateral	204,529	—	—	204,529
Total Assets	$6,301,118	$35,469	$—	$6,336,587

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $198,816 of securities loaned (cost $5,947,571)	$6,301,118
Repurchase agreements, at value (cost $35,469)	35,469
Receivables:
Securities sold	105,288
Fund shares sold	76,944
Dividends	14,948
Securities lending income	60
Interest	2
Total assets	6,533,829

Liabilities:
Payable for:
Return of securities lending collateral	204,529
Fund shares redeemed	173,633
Management fees	4,333
Transfer agent and administrative fees	1,275
Distribution and service fees	701
Portfolio accounting fees	510
Trustees’ fees*	212
Miscellaneous	10,939
Total liabilities	396,132
Commitments and contingent liabilities (Note 9)	—
Net assets	$6,137,697

Net assets consist of:
Paid in capital	$39,890,083
Total distributable earnings (loss)	(33,752,386)
Net assets	$6,137,697

Investor Class:
Net assets	$4,406,027
Capital shares outstanding	327,007
Net asset value per share	$13.47

A-Class:
Net assets	$551,598
Capital shares outstanding	43,762
Net asset value per share	$12.60
Maximum offering price per share (Net asset value divided by 95.25%)	$13.23

C-Class:
Net assets	$558,665
Capital shares outstanding	50,139
Net asset value per share	$11.14

H-Class:
Net assets	$621,407
Capital shares outstanding	50,872
Net asset value per share	$12.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $1,263)	$133,495
Interest	695
Income from securities lending, net	272
Total investment income	134,462

Expenses:
Management fees	49,068
Distribution and service fees:
A-Class	886
C-Class	3,395
H-Class	2,824
Transfer agent and administrative fees	14,432
Portfolio accounting fees	5,773
Registration fees	4,944
Professional fees	2,170
Trustees’ fees*	1,365
Custodian fees	823
Line of credit fees	187
Miscellaneous	5,865
Total expenses	91,732
Net investment income	42,730

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,411,751)
Net realized loss	(3,411,751)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,121,811)
Net change in unrealized appreciation (depreciation)	(1,121,811)
Net realized and unrealized loss	(4,533,562)
Net decrease in net assets resulting from operations	$(4,490,832)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$42,730	$8,235
Net realized loss on investments	(3,411,751)	(9,567,766)
Net change in unrealized appreciation (depreciation) on investments	(1,121,811)	150,990
Net decrease in net assets resulting from operations	(4,490,832)	(9,408,541)

Distributions to shareholders:
Investor Class	—	(100,286)
A-Class	—	(12,025)
C-Class	—	(12,784)
H-Class	—	(19,170)
Total distributions to shareholders	—	(144,265)

Capital share transactions:
Proceeds from sale of shares
Investor Class	32,503,987	87,233,777
A-Class	408,557	6,191,055
C-Class	588,018	1,750,392
H-Class	40,113,066	157,012,452
Distributions reinvested
Investor Class	—	97,137
A-Class	—	11,808
C-Class	—	12,741
H-Class	—	19,147
Cost of shares redeemed
Investor Class	(31,241,187)	(83,475,137)
A-Class	(447,071)	(5,678,528)
C-Class	(631,764)	(2,469,916)
H-Class	(45,611,428)	(162,786,956)
Net decrease from capital share transactions	(4,317,822)	(2,082,028)
Net decrease in net assets	(8,808,654)	(11,634,834)

Net assets:
Beginning of period	14,946,351	26,581,185
End of period	$6,137,697	$14,946,351

Capital share activity:
Shares sold
Investor Class	1,966,424	3,598,503
A-Class	23,156	317,922
C-Class	45,035	84,483
H-Class	2,886,772	6,965,608
Shares issued from reinvestment of distributions
Investor Class	—	5,599
A-Class	—	726
C-Class	—	882
H-Class	—	1,217
Shares redeemed
Investor Class	(2,006,260)	(3,561,879)
A-Class	(26,516)	(305,767)
C-Class	(47,767)	(119,081)
H-Class	(3,211,397)	(7,278,381)
Net decrease in shares	(370,553)	(290,168)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$18.80	$25.20	$32.24	$28.41	$39.36	$62.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.01	.59 [d]	.01	.29	.48
Net gain (loss) on investments (realized and unrealized)	(5.40)	(6.19)	(7.38)	4.07	(10.90)	(23.55)
Total from investment operations	(5.33)	(6.18)	(6.79)	4.08	(10.61)	(23.07)
Less distributions from:
Net investment income	—	(.22)	(.25)	(.25)	(.34)	—
Total distributions	—	(.22)	(.25)	(.25)	(.34)	—
Net asset value, end of period	$13.47	$18.80	$25.20	$32.24	$28.41	$39.36

Total Return	(28.35%)	(24.43%)	(21.11%)	14.38%	(27.05%)	(36.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,406	$6,896	$8,181	$11,757	$9,521	$16,144
Ratios to average net assets:
Net investment income (loss)	0.85%	0.06%	2.19%[e]	0.03%	0.83%	0.86%
Total expenses	1.47%	1.46%	1.38%	1.38%	1.35%	1.36%
Portfolio turnover rate	532%	1,453%	1,824%	1,830%	1,241%	494%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$17.60	$23.68	$30.39	$26.86	$37.32	$59.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.12	.60 [d]	(.14)	.24	.25
Net gain (loss) on investments (realized and unrealized)	(5.05)	(5.98)	(7.06)	3.92	(10.36)	(22.27)
Total from investment operations	(5.00)	(5.86)	(6.46)	3.78	(10.12)	(22.02)
Less distributions from:
Net investment income	—	(.22)	(.25)	(.25)	(.34)	—
Total distributions	—	(.22)	(.25)	(.25)	(.34)	—
Net asset value, end of period	$12.60	$17.60	$23.68	$30.39	$26.86	$37.32

Total Return[c]	(28.41%)	(24.65%)	(21.31%)	14.09%	(27.22%)	(37.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$552	$829	$811	$1,295	$2,849	$3,545
Ratios to average net assets:
Net investment income (loss)	0.64%	0.60%	2.37%[e]	(0.47%)	0.73%	0.47%
Total expenses	1.72%	1.73%	1.63%	1.62%	1.59%	1.60%
Portfolio turnover rate	532%	1,453%	1,824%	1,830%	1,241%	494%

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$15.62	$21.20	$27.44	$24.46	$34.28	$54.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.17)	.38 [d]	(.33)	(.05)	(.12)
Net gain (loss) on investments (realized and unrealized)	(4.47)	(5.19)	(6.37)	3.56	(9.43)	(20.52)
Total from investment operations	(4.48)	(5.36)	(5.99)	3.23	(9.48)	(20.64)
Less distributions from:
Net investment income	—	(.22)	(.25)	(.25)	(.34)	—
Total distributions	—	(.22)	(.25)	(.25)	(.34)	—
Net asset value, end of period	$11.14	$15.62	$21.20	$27.44	$24.46	$34.28

Total Return[c]	(28.68%)	(25.17%)	(21.89%)	13.22%	(27.76%)	(37.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$559	$826	$1,836	$3,258	$2,544	$3,889
Ratios to average net assets:
Net investment income (loss)	(0.12%)	(0.84%)	1.66%[e]	(1.23%)	(0.16%)	(0.24%)
Total expenses	2.47%	2.45%	2.38%	2.37%	2.35%	2.36%
Portfolio turnover rate	532%	1,453%	1,824%	1,830%	1,241%	494%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$17.03	$22.93	$29.47	$26.07	$36.29	$57.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.03	.19 [d]	(.08)	.05	.07
Net gain (loss) on investments (realized and unrealized)	(4.86)	(5.71)	(6.48)	3.73	(9.93)	(21.67)
Total from investment operations	(4.81)	(5.68)	(6.29)	3.65	(9.88)	(21.60)
Less distributions from:
Net investment income	—	(.22)	(.25)	(.25)	(.34)	—
Total distributions	—	(.22)	(.25)	(.25)	(.34)	—
Net asset value, end of period	$12.22	$17.03	$22.93	$29.47	$26.07	$36.29

Total Return	(28.24%)	(24.67%)	(21.40%)	14.02%	(27.31%)	(37.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$621	$6,395	$15,754	$4,193	$1,700	$1,814
Ratios to average net assets:
Net investment income (loss)	0.66%	0.15%	0.76%[e]	(0.29%)	0.15%	0.13%
Total expenses	1.72%	1.70%	1.63%	1.62%	1.67%	1.86%
Portfolio turnover rate	532%	1,453%	1,824%	1,830%	1,241%	494%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Net investment income per share includes $0.54, $0.50, $0.45, and $0.50 for Investor Class, A-Class, C-Class, and H-Class, respectively, resulting from a special dividend from Baker Hughes, a GE Co., LLC on July 05, 2017.

[e]	Net investment income to average net assets includes 1.99% for Investor Class, A-Class, C-Class, and H-Class, resulting from a special dividend from Baker Hughes, a GE Co., LLC on July 05, 2017.
[f]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	April 6, 1998

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	3.1%
JPMorgan Chase & Co.	2.7%
Bank of America Corp.	2.3%
Wells Fargo & Co.	2.1%
Citigroup, Inc.	1.7%
American Express Co.	1.4%
American Tower Corp. — Class A	1.4%
U.S. Bancorp	1.3%
Goldman Sachs Group, Inc.	1.2%
CME Group, Inc. — Class A	1.2%
Top Ten Total	18.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	8.33%	6.93%	8.09%	9.08%
A-Class Shares	8.21%	6.66%	7.82%	8.80%
A-Class Shares with sales charge‡	3.07%	1.60%	6.77%	8.27%
C-Class Shares	7.81%	5.87%	7.01%	8.00%
C-Class Shares with CDSC§	6.81%	4.87%	7.01%	8.00%
H-Class Shares**	8.21%	6.64%	7.78%	8.65%
S&P 500 Financials Index	10.17%	3.92%	10.51%	10.77%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Banks - 29.7%
JPMorgan Chase & Co.	7,346	$864,551
Bank of America Corp.	25,209	735,347
Wells Fargo & Co.	13,485	680,183
Citigroup, Inc.	8,072	557,614
U.S. Bancorp	7,550	417,817
Goldman Sachs Group, Inc.	1,877	388,971
Morgan Stanley	8,768	374,131
PNC Financial Services Group, Inc.	2,517	352,783
BB&T Corp.	5,422	289,372
Bank of New York Mellon Corp.	6,351	287,129
SunTrust Banks, Inc.	3,636	250,157
M&T Bank Corp.	1,326	209,468
State Street Corp.	3,508	207,638
Northern Trust Corp.	2,154	201,011
Fifth Third Bancorp	7,301	199,901
KeyCorp	10,666	190,281
ICICI Bank Ltd. ADR	15,498	188,766
HDFC Bank Ltd. ADR	3,228	184,157
First Republic Bank	1,879	181,699
Regions Financial Corp.	11,264	178,196
Citizens Financial Group, Inc.	5,038	178,194
Huntington Bancshares, Inc.	12,080	172,382
Toronto-Dominion Bank	2,621	152,699
Royal Bank of Canada	1,872	151,932
Popular, Inc.	2,807	151,803
SVB Financial Group*	704	147,101
Comerica, Inc.	2,146	141,615
Zions Bancorp North America	2,836	126,259
Commerce Bancshares, Inc.	1,910	115,841
Signature Bank	962	114,690
East West Bancorp, Inc.	2,541	112,541
Synovus Financial Corp.	2,949	105,456
First Horizon National Corp.	6,228	100,894
Pinnacle Financial Partners, Inc.	1,677	95,170
PacWest Bancorp	2,550	92,667
IBERIABANK Corp.	1,182	89,288
Wintrust Financial Corp.	1,324	85,570
Umpqua Holdings Corp.	5,144	84,670
Bank OZK	3,096	84,428
First Hawaiian, Inc.	3,143	83,918
Associated Banc-Corp.	4,069	82,397
Hancock Whitney Corp.	2,137	81,836
Texas Capital Bancshares, Inc.*	1,369	74,816
Total Banks		9,565,339

REITs - 29.7%
American Tower Corp. — Class A	1,971	435,847
Crown Castle International Corp.	2,427	337,377
Prologis, Inc.	3,890	331,506
Equinix, Inc.	553	318,970
Simon Property Group, Inc.	2,003	311,767
Public Storage	1,188	291,381
Welltower, Inc.	2,996	271,587
Equity Residential	2,965	255,761
AvalonBay Communities, Inc.	1,162	250,213
Digital Realty Trust, Inc.	1,902	246,899
Ventas, Inc.	3,187	232,747
SBA Communications Corp.	960	231,504
Realty Income Corp.	2,887	221,375
Essex Property Trust, Inc.	648	211,669
Weyerhaeuser Co.	7,353	203,678
Boston Properties, Inc.	1,569	203,437
Alexandria Real Estate Equities, Inc.	1,223	188,391
HCP, Inc.	5,258	187,343
Invitation Homes, Inc.	6,065	179,585
Extra Space Storage, Inc.	1,496	174,763
Mid-America Apartment Communities, Inc.	1,332	173,173
UDR, Inc.	3,514	170,359
Host Hotels & Resorts, Inc.	9,289	160,607
Vornado Realty Trust	2,509	159,748
Annaly Capital Management, Inc.	18,132	159,562
Duke Realty Corp.	4,679	158,946
Regency Centers Corp.	2,236	155,380
Camden Property Trust	1,335	148,198
Federal Realty Investment Trust	1,068	145,397
VICI Properties, Inc.	6,341	143,624
National Retail Properties, Inc.	2,486	140,210
Omega Healthcare Investors, Inc.	3,340	139,579
Iron Mountain, Inc.	4,272	138,370
CyrusOne, Inc.	1,732	137,001
Kimco Realty Corp.	6,482	135,344
AGNC Investment Corp.	8,232	132,453
STORE Capital Corp.	3,530	132,057
Lamar Advertising Co. — Class A	1,595	130,678
Liberty Property Trust	2,508	128,736
Gaming and Leisure Properties, Inc.	3,323	127,072
Apartment Investment & Management Co. — Class A	2,431	126,752
Kilroy Realty Corp.	1,624	126,493
American Homes 4 Rent — Class A	4,878	126,291
Douglas Emmett, Inc.	2,920	125,064
SL Green Realty Corp.	1,442	117,883
New Residential Investment Corp.	7,452	116,847
CubeSmart	3,286	114,681
Brixmor Property Group, Inc.	5,492	111,433
Cousins Properties, Inc.	2,810	105,628
Park Hotels & Resorts, Inc.	4,002	99,930
Macerich Co.[1]	3,018	95,339
Sabra Health Care REIT, Inc.	4,126	94,733
PotlatchDeltic Corp.	1,806	74,199
Senior Housing Properties Trust	7,505	69,459
Uniti Group, Inc.	7,086	55,023
Total REITs		9,562,049

Insurance - 19.8%
Berkshire Hathaway, Inc. — Class B*	4,880	1,015,138
Marsh & McLennan Companies, Inc.	3,139	314,057
Progressive Corp.	3,902	301,430
American International Group, Inc.	5,410	301,337
Chubb Ltd.	1,862	300,601
MetLife, Inc.	6,263	295,363

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
FINANCIAL SERVICES FUND

	Shares	Value
Travelers Companies, Inc.	1,891	$281,173
Aflac, Inc.	5,303	277,453
Prudential Financial, Inc.	3,008	270,570
Allstate Corp.	2,459	267,244
Willis Towers Watson plc	1,146	221,144
Hartford Financial Services Group, Inc.	3,444	208,741
Cincinnati Financial Corp.	1,696	197,872
Arch Capital Group Ltd.*	4,471	187,693
Aon plc	943	182,537
Arthur J Gallagher & Co.	2,030	181,827
Principal Financial Group, Inc.	3,134	179,077
Loews Corp.	3,462	178,224
Everest Re Group Ltd.	605	160,984
Fidelity National Financial, Inc.	3,560	158,100
Lincoln National Corp.	2,579	155,565
Athene Holding Ltd. — Class A*	3,571	150,196
AXA Equitable Holdings, Inc.	6,584	145,901
Assurant, Inc.	992	124,813
Voya Financial, Inc.	2,269	123,524
Unum Group	3,778	112,282
Brighthouse Financial, Inc.*	2,305	93,283
Total Insurance		6,386,129

Diversified Financial Services - 15.7%
American Express Co.	3,753	443,905
CME Group, Inc. — Class A	1,840	388,866
BlackRock, Inc. — Class A	835	372,109
Charles Schwab Corp.	7,935	331,921
Intercontinental Exchange, Inc.	3,462	319,439
Capital One Financial Corp.	3,186	289,862
T. Rowe Price Group, Inc.	2,035	232,499
Discover Financial Services	2,758	223,646
TD Ameritrade Holding Corp.	4,742	221,451
Interactive Brokers Group, Inc. — Class A	4,031	216,787
Synchrony Financial	6,248	212,994
Ameriprise Financial, Inc.	1,343	197,555
Nasdaq, Inc.	1,789	177,737
Franklin Resources, Inc.	5,898	170,216
Ally Financial, Inc.	4,817	159,732
Cboe Global Markets, Inc.	1,373	157,772
Raymond James Financial, Inc.	1,847	152,304
E*TRADE Financial Corp.	3,310	144,614
SEI Investments Co.	2,272	134,627
Invesco Ltd.	7,484	126,779
LPL Financial Holdings, Inc.	1,406	115,151
Jefferies Financial Group, Inc.	5,642	103,813
Affiliated Managers Group, Inc.	1,107	92,269
LendingTree, Inc.*	285	88,473
Total Diversified Financial Services		5,074,521

Commercial Services - 2.4%
S&P Global, Inc.	1,380	338,072
Moody’s Corp.	1,325	271,400
MarketAxess Holdings, Inc.	473	154,908
Total Commercial Services		764,380

Savings & Loans - 0.9%
People’s United Financial, Inc.	7,148	111,759
Sterling Bancorp	4,535	90,972
Investors Bancorp, Inc.	7,021	79,758
Total Savings & Loans		282,489

Private Equity - 0.6%
KKR & Company, Inc. — Class A	7,560	202,986

Software - 0.5%
MSCI, Inc. — Class A	845	183,999

Media - 0.4%
FactSet Research Systems, Inc.	526	127,802

Household Products & Housewares - 0.0%
Spectrum Brands Holdings, Inc.	144	7,594

Total Common Stocks
(Cost $27,002,871)		32,157,288

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$110,946	110,946
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	35,677	35,677
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	32,109	32,109
Total Repurchase Agreements
(Cost $178,732)		178,732

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	74,646	74,646
Total Securities Lending Collateral
(Cost $74,646)		74,646

Total Investments - 100.5%
(Cost $27,256,249)		$32,410,666
Other Assets & Liabilities, net - (0.5%)		(167,686)
Total Net Assets - 100.0%		$32,242,980

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,157,288	$—	$—	$32,157,288
Repurchase Agreements	—	178,732	—	178,732
Securities Lending Collateral	74,646	—	—	74,646
Total Assets	$32,231,934	$178,732	$—	$32,410,666

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $71,457 of securities loaned (cost $27,077,517)	$32,231,934
Repurchase agreements, at value (cost $178,732)	178,732
Receivables:
Securities sold	285,387
Dividends	56,740
Fund shares sold	25,498
Foreign tax reclaims	330
Interest	11
Securities lending income	1
Total assets	32,778,633

Liabilities:
Payable for:
Fund shares redeemed	412,428
Return of securities lending collateral	74,646
Management fees	15,790
Transfer agent and administrative fees	4,644
Distribution and service fees	2,617
Portfolio accounting fees	1,857
Trustees’ fees*	443
Miscellaneous	23,228
Total liabilities	535,653
Commitments and contingent liabilities (Note 9)	—
Net assets	$32,242,980

Net assets consist of:
Paid in capital	$28,201,825
Total distributable earnings (loss)	4,041,155
Net assets	$32,242,980

Investor Class:
Net assets	$18,147,756
Capital shares outstanding	243,908
Net asset value per share	$74.40

A-Class:
Net assets	$7,928,969
Capital shares outstanding	114,097
Net asset value per share	$69.49
Maximum offering price per share (Net asset value divided by 95.25%)	$72.96

C-Class:
Net assets	$893,110
Capital shares outstanding	14,666
Net asset value per share	$60.90

H-Class:
Net assets	$5,273,145
Capital shares outstanding	78,268
Net asset value per share	$67.37

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $702)	$314,582
Interest	1,516
Income from securities lending, net	23
Total investment income	316,121

Expenses:
Management fees	102,128
Distribution and service fees:
A-Class	10,026
C-Class	4,793
H-Class	6,376
Transfer agent and administrative fees	30,037
Portfolio accounting fees	12,015
Registration fees	11,987
Trustees’ fees*	3,052
Custodian fees	1,698
Line of credit fees	15
Miscellaneous	14,665
Total expenses	196,792
Net investment income	119,329

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	78,213
Net realized gain	78,213
Net change in unrealized appreciation (depreciation) on:
Investments	1,180,605
Net change in unrealized appreciation (depreciation)	1,180,605
Net realized and unrealized gain	1,258,818
Net increase in net assets resulting from operations	$1,378,147

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$119,329	$177,282
Net realized gain on investments	78,213	4,257,309
Net change in unrealized appreciation (depreciation) on investments	1,180,605	(3,956,634)
Net increase in net assets resulting from operations	1,378,147	477,957

Distributions to shareholders:
Investor Class	—	(564,622)
A-Class	—	(342,005)
C-Class	—	(70,151)
H-Class	—	(560,062)
Total distributions to shareholders	—	(1,536,840)

Capital share transactions:
Proceeds from sale of shares
Investor Class	28,449,332	65,186,396
A-Class	2,942,497	3,561,906
C-Class	793,757	1,960,408
H-Class	14,138,502	77,362,348
Distributions reinvested
Investor Class	—	552,353
A-Class	—	339,699
C-Class	—	69,278
H-Class	—	560,062
Cost of shares redeemed
Investor Class	(15,975,053)	(84,529,582)
A-Class	(3,281,154)	(4,236,390)
C-Class	(958,942)	(3,184,480)
H-Class	(10,414,971)	(80,120,580)
Net increase (decrease) from capital share transactions	15,693,968	(22,478,582)
Net increase (decrease) in net assets	17,072,115	(23,537,465)

Net assets:
Beginning of period	15,170,865	38,708,330
End of period	$32,242,980	$15,170,865

Capital share activity:
Shares sold
Investor Class	393,077	904,721
A-Class	43,762	54,277
C-Class	13,390	32,994
H-Class	214,089	1,254,996
Shares issued from reinvestment of distributions
Investor Class	—	8,628
A-Class	—	5,669
C-Class	—	1,312
H-Class	—	9,640
Shares redeemed
Investor Class	(221,659)	(1,189,781)
A-Class	(48,031)	(63,756)
C-Class	(16,157)	(53,504)
H-Class	(161,609)	(1,284,564)
Net increase (decrease) in shares	216,862	(319,368)

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$68.68	$72.17	$65.14	$53.90	$57.78	$53.05
Income (loss) from investment operations:
Net investment income (loss)[b]	.47	.53	.61	.55	.77	.46
Net gain (loss) on investments (realized and unrealized)	5.25	(.86)[g]	6.79	11.14	(4.19)	4.40
Total from investment operations	5.72	(.33)	7.40	11.69	(3.42)	4.86
Less distributions from:
Net investment income	—	(.89)	(.37)	(.45)	(.30)	(.13)
Net realized gains	—	(2.27)	—	—	(.16)	—
Total distributions	—	(3.16)	(.37)	(.45)	(.46)	(.13)
Net asset value, end of period	$74.40	$68.68	$72.17	$65.14	$53.90	$57.78

Total Return	8.33%	(0.14%)	11.37%	21.72%	(5.95%)	9.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,148	$4,978	$25,183	$39,214	$15,110	$49,897
Ratios to average net assets:
Net investment income (loss)	1.30%	0.74%	0.89%	0.90%	1.36%	0.82%
Total expenses	1.46%	1.45%	1.38%	1.38%	1.34%	1.34%
Portfolio turnover rate	90%	410%	347%	389%	268%	326%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$64.22	$67.88	$61.44	$51.00	$54.83	$50.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.37	.53	.41	.46	.21
Net gain (loss) on investments (realized and unrealized)	5.01	(.87)[g]	6.28	10.48	(3.83)	4.28
Total from investment operations	5.27	(.50)	6.81	10.89	(3.37)	4.49
Less distributions from:
Net investment income	—	(.89)	(.37)	(.45)	(.30)	(.13)
Net realized gains	—	(2.27)	—	—	(.16)	—
Total distributions	—	(3.16)	(.37)	(.45)	(.46)	(.13)
Net asset value, end of period	$69.49	$64.22	$67.88	$61.44	$51.00	$54.83

Total Return[c]	8.21%	(0.41%)	11.08%	21.42%	(6.17%)	8.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,929	$7,602	$8,293	$1,834	$1,039	$2,734
Ratios to average net assets:
Net investment income (loss)	0.77%	0.55%	0.81%	0.73%	0.87%	0.41%
Total expenses	1.71%	1.71%	1.63%	1.62%	1.60%	1.59%
Portfolio turnover rate	90%	410%	347%	389%	268%	326%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$56.49	$60.56	$55.26	$46.24	$50.14	$46.51
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.16)	— [f]	(.07)	.11	(.11)
Net gain (loss) on investments (realized and unrealized)	4.41	(.75)[g]	5.67	9.54	(3.55)	3.87
Total from investment operations	4.41	(.91)	5.67	9.47	(3.44)	3.76
Less distributions from:
Net investment income	—	(.89)	(.37)	(.45)	(.30)	(.13)
Net realized gains	—	(2.27)	—	—	(.16)	—
Total distributions	—	(3.16)	(.37)	(.45)	(.46)	(.13)
Net asset value, end of period	$60.90	$56.49	$60.56	$55.26	$46.24	$50.14

Total Return[c]	7.81%	(1.15%)	10.27%	20.51%	(6.89%)	8.08%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$893	$985	$2,218	$2,270	$1,065	$1,255
Ratios to average net assets:
Net investment income (loss)	(0.01%)	(0.27%)	— [h]	(0.13%)	0.22%	(0.23%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	90%	410%	347%	389%	268%	326%

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[e]	Year Ended March 31, 2016[d,e]	Year Ended March 31, 2015[d,e]
Per Share Data
Net asset value, beginning of period	$62.26	$65.93	$59.67	$49.53	$53.30	$49.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.03	.46	.33	.43	.15
Net gain (loss) on investments (realized and unrealized)	4.81	(.54)[g]	6.17	10.26	(3.74)	4.10
Total from investment operations	5.11	(.51)	6.63	10.59	(3.31)	4.25
Less distributions from:
Net investment income	—	(.89)	(.37)	(.45)	(.30)	(.13)
Net realized gains	—	(2.27)	—	—	(.16)	—
Total distributions	—	(3.16)	(.37)	(.45)	(.46)	(.13)
Net asset value, end of period	$67.37	$62.26	$65.93	$59.67	$49.53	$53.30

Total Return	8.21%	(0.42%)	11.11%	21.43%	(6.25%)	8.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,273	$1,606	$3,014	$18,259	$3,028	$4,479
Ratios to average net assets:
Net investment income (loss)	0.93%	0.05%	0.72%	0.58%	0.83%	0.28%
Total expenses	1.71%	1.73%	1.63%	1.63%	1.65%	1.85%
Portfolio turnover rate	90%	410%	347%	389%	268%	326%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[e]	Share split — Per share amount for the periods presented through March 31, 2017 have been restated to reflect a 2:1 share split effective October 31, 2016.
[f]	Net investment income is less than $0.01 per share.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of the fund shares in relation to fluctuating market value of the investments of the Fund.

[h]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 17, 1998
A-Class	September 1, 2004
C-Class	March 30, 2001
H-Class	May 11, 1998

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.6%
Merck & Company, Inc.	2.8%
Pfizer, Inc.	2.7%
UnitedHealth Group, Inc.	2.7%
Abbott Laboratories	2.4%
AbbVie, Inc.	2.1%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.1%
Eli Lilly & Co.	2.0%
Danaher Corp.	1.9%
Top Ten Total	24.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(3.75%)	(7.79%)	6.75%	12.45%
A-Class Shares	(3.90%)	(8.06%)	6.47%	12.17%
A-Class Shares with sales charge‡	(8.47%)	(12.43%)	5.44%	11.63%
C-Class Shares	(4.27%)	(8.74%)	5.69%	11.36%
C-Class Shares with CDSC§	(5.23%)	(9.63%)	5.69%	11.36%
H-Class Shares**	(3.87%)	(8.04%)	6.43%	12.02%
S&P 500 Health Care Index	(0.90%)	(3.57%)	8.95%	14.21%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Pharmaceuticals - 32.5%
Johnson & Johnson	9,310	$1,204,528
Merck & Company, Inc.	11,336	954,265
Pfizer, Inc.	25,658	921,892
AbbVie, Inc.	9,359	708,663
Eli Lilly & Co.	5,898	659,573
Bristol-Myers Squibb Co.	11,735	595,082
CVS Health Corp.	9,342	589,200
Zoetis, Inc.	3,991	497,239
Allergan plc	2,920	491,407
Cigna Corp.	3,135	475,862
McKesson Corp.	2,309	315,548
AmerisourceBergen Corp. — Class A	3,228	265,761
Cardinal Health, Inc.	5,206	245,671
DexCom, Inc.*	1,575	235,053
Novartis AG ADR	2,604	226,288
AstraZeneca plc ADR	5,039	224,588
Jazz Pharmaceuticals plc*	1,703	218,222
Teva Pharmaceutical Industries Ltd. ADR*	31,539	216,988
Elanco Animal Health, Inc.*	7,775	206,737
Mylan N.V.*	10,414	205,989
Perrigo Company plc	3,502	195,727
Canopy Growth Corp.*,1	7,910	181,376
Alkermes plc*	9,116	177,853
Bausch Health Companies, Inc.*	8,094	176,854
Neurocrine Biosciences, Inc.*	1,935	174,363
PRA Health Sciences, Inc.*	1,609	159,661
Tilray, Inc. — Class 2*,1	6,016	148,836
Sarepta Therapeutics, Inc.*	1,959	147,552
Global Blood Therapeutics, Inc.*	2,195	106,501
Heron Therapeutics, Inc.*	4,092	75,702
Total Pharmaceuticals		11,002,981

Healthcare-Products - 29.8%
Abbott Laboratories	9,574	801,057
Thermo Fisher Scientific, Inc.	2,420	704,873
Danaher Corp.	4,515	652,101
Stryker Corp.	2,666	576,656
Becton Dickinson and Co.	2,132	539,311
Medtronic plc	4,817	523,223
Intuitive Surgical, Inc.*	961	518,873
Boston Scientific Corp.*	11,735	477,497
Edwards Lifesciences Corp.*	2,039	448,396
Baxter International, Inc.	4,994	436,825
Zimmer Biomet Holdings, Inc.	2,493	342,214
IDEXX Laboratories, Inc.*	1,152	313,263
ResMed, Inc.	2,136	288,595
Teleflex, Inc.	753	255,832
Align Technology, Inc.*	1,391	251,660
Cooper Companies, Inc.	846	251,262
Hologic, Inc.*	4,768	240,736
Dentsply Sirona, Inc.	4,453	237,389
Varian Medical Systems, Inc.*	1,855	220,912
Insulet Corp.*	1,270	209,461
Henry Schein, Inc.*	3,225	204,788
Masimo Corp.*	1,235	183,756
LivaNova plc*	2,479	182,925
Bio-Techne Corp.	919	179,821
Alcon, Inc.*	3,079	179,475
ABIOMED, Inc.*	1,006	178,957
Integra LifeSciences Holdings Corp.*	2,458	147,652
ICU Medical, Inc.*	753	120,179
Tandem Diabetes Care, Inc.*	2,007	118,373
NuVasive, Inc.*	1,858	117,760
Patterson Companies, Inc.	4,984	88,815
Inogen, Inc.*	1,419	67,984
Total Healthcare-Products		10,060,621

Biotechnology - 18.9%
Amgen, Inc.	3,627	701,861
Gilead Sciences, Inc.	9,102	576,885
Celgene Corp.*	5,534	549,526
Illumina, Inc.*	1,429	434,730
Vertex Pharmaceuticals, Inc.*	2,538	429,988
Biogen, Inc.*	1,834	426,992
Regeneron Pharmaceuticals, Inc.*	1,287	357,014
Alexion Pharmaceuticals, Inc.*	3,069	300,578
Seattle Genetics, Inc.*	3,128	267,131
Incyte Corp.*	3,423	254,089
BioMarin Pharmaceutical, Inc.*	3,173	213,860
Exact Sciences Corp.*	2,306	208,393
Alnylam Pharmaceuticals, Inc.*	2,372	190,756
Ionis Pharmaceuticals, Inc.*	3,152	188,836
Sage Therapeutics, Inc.*	1,233	172,978
Exelixis, Inc.*	8,004	141,551
ACADIA Pharmaceuticals, Inc.*	3,933	141,549
Bluebird Bio, Inc.*	1,505	138,189
United Therapeutics Corp.*	1,457	116,196
Nektar Therapeutics*	6,252	113,880
Intercept Pharmaceuticals, Inc.*	1,440	95,559
Myriad Genetics, Inc.*	3,329	95,309
Immunomedics, Inc.*	6,904	91,547
PTC Therapeutics, Inc.*	2,666	90,164
Ligand Pharmaceuticals, Inc. — Class B*	871	86,699
Total Biotechnology		6,384,260

Healthcare-Services - 13.4%
UnitedHealth Group, Inc.	4,203	913,396
Anthem, Inc.	2,091	502,049
HCA Healthcare, Inc.	3,412	410,873
Humana, Inc.	1,450	370,721
IQVIA Holdings, Inc.*	2,323	347,010
Centene Corp.*	6,165	266,698
Laboratory Corporation of America Holdings*	1,568	263,424
Quest Diagnostics, Inc.	2,337	250,129
Universal Health Services, Inc. — Class B	1,596	237,405
WellCare Health Plans, Inc.*	895	231,957
DaVita, Inc.*	3,232	184,450
Molina Healthcare, Inc.*	1,530	167,872
Teladoc Health, Inc.*,1	2,087	141,332
Amedisys, Inc.*	1,016	133,106

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
HEALTH CARE FUND

	Shares	Value
Acadia Healthcare Company, Inc.*	3,412	$106,045
Total Healthcare-Services		4,526,467

Electronics - 2.5%
Agilent Technologies, Inc.	4,123	315,946
Mettler-Toledo International, Inc.*	388	273,307
Waters Corp.*	1,131	252,473
Total Electronics		841,726

Software - 2.3%
Veeva Systems, Inc. — Class A*	2,101	320,802
Cerner Corp.	4,484	305,674
Medidata Solutions, Inc.*	1,714	156,831
Total Software		783,307

Commercial Services - 0.4%
HealthEquity, Inc.*	2,233	127,605

Total Common Stocks
(Cost $28,378,240)		33,726,967

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$120,025	120,025
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	38,596	38,596
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	34,736	34,736
Total Repurchase Agreements
(Cost $193,357)		193,357

SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	346,447	$346,447
Total Securities Lending Collateral
(Cost $346,447)		346,447

Total Investments - 101.4%
(Cost $28,918,044)		$34,266,771
Other Assets & Liabilities, net - (1.4%)		(464,821)
Total Net Assets - 100.0%		$33,801,950

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,726,967	$—	$—	$33,726,967
Repurchase Agreements	—	193,357	—	193,357
Securities Lending Collateral	346,447	—	—	346,447
Total Assets	$34,073,414	$193,357	$—	$34,266,771

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $330,404 of securities loaned (cost $28,724,687)	$34,073,414
Repurchase agreements, at value (cost $193,357)	193,357
Receivables:
Dividends	20,979
Securities lending income	5,999
Foreign tax reclaims	3,603
Fund shares sold	3,505
Interest	12
Total assets	34,300,869

Liabilities:
Payable for:
Return of securities lending collateral	346,447
Fund shares redeemed	66,379
Management fees	24,773
Transfer agent and administrative fees	7,286
Distribution and service fees	4,820
Portfolio accounting fees	2,914
Trustees’ fees*	870
Miscellaneous	45,430
Total liabilities	498,919
Commitments and contingent liabilities (Note 9)	—
Net assets	$33,801,950

Net assets consist of:
Paid in capital	$32,818,798
Total distributable earnings (loss)	983,152
Net assets	$33,801,950

Investor Class:
Net assets	$20,467,895
Capital shares outstanding	663,994
Net asset value per share	$30.83

A-Class:
Net assets	$8,283,814
Capital shares outstanding	297,240
Net asset value per share	$27.87
Maximum offering price per share (Net asset value divided by 95.25%)	$29.26

C-Class:
Net assets	$3,503,183
Capital shares outstanding	147,480
Net asset value per share	$23.75

H-Class:
Net assets	$1,547,058
Capital shares outstanding	57,665
Net asset value per share	$26.83

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $47)	$236,084
Interest	2,650
Income from securities lending, net	28,294
Total investment income	267,028

Expenses:
Management fees	180,604
Distribution and service fees:
A-Class	7,026
C-Class	19,615
H-Class	3,387
Transfer agent and administrative fees	53,119
Registration fees	37,018
Portfolio accounting fees	21,247
Trustees’ fees*	3,370
Custodian fees	3,184
Line of credit fees	68
Miscellaneous	12,305
Total expenses	340,943
Net investment loss	(73,915)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,144,916
Net realized gain	10,144,916
Net change in unrealized appreciation (depreciation) on:
Investments	(12,213,235)
Net change in unrealized appreciation (depreciation)	(12,213,235)
Net realized and unrealized loss	(2,068,319)
Net decrease in net assets resulting from operations	$(2,142,234)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(73,915)	$(469,696)
Net realized gain (loss) on investments	10,144,916	(7,605,390)
Net change in unrealized appreciation (depreciation) on investments	(12,213,235)	11,915,715
Net increase (decrease) in net assets resulting from operations	(2,142,234)	3,840,629

Distributions to shareholders:
Investor Class	—	(1,361,205)
A-Class	—	(91,162)
C-Class	—	(89,879)
H-Class	—	(269,508)
Total distributions to shareholders	—	(1,811,754)

Capital share transactions:
Proceeds from sale of shares
Investor Class	46,881,998	274,055,410
A-Class	5,602,740	23,446,942
C-Class	1,395,546	5,228,919
H-Class	1,708,404	93,563,271
Distributions reinvested
Investor Class	—	1,349,970
A-Class	—	89,439
C-Class	—	88,910
H-Class	—	269,487
Cost of shares redeemed
Investor Class	(89,080,873)	(279,558,964)
A-Class	(1,924,246)	(22,601,547)
C-Class	(2,058,937)	(6,354,868)
H-Class	(7,842,023)	(91,153,918)
Net decrease from capital share transactions	(45,317,391)	(1,576,949)
Net increase (decrease) in net assets	(47,459,625)	451,926

Net assets:
Beginning of period	81,261,575	80,809,649
End of period	$33,801,950	$81,261,575

Capital share activity:
Shares sold
Investor Class	1,481,430	8,641,302
A-Class	197,319	858,664
C-Class	57,367	212,824
H-Class	62,166	3,465,327
Shares issued from reinvestment of distributions
Investor Class	—	44,480
A-Class	—	3,252
C-Class	—	3,772
H-Class	—	10,185
Shares redeemed
Investor Class	(2,821,058)	(9,021,071)
A-Class	(67,845)	(812,305)
C-Class	(84,816)	(259,344)
H-Class	(286,489)	(3,400,098)
Net decrease in shares	(1,461,926)	(253,012)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$32.03	$28.88	$27.82	$28.65	$35.83	$27.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.13)	(.13)	(.10)	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	(1.17)	3.78	3.82	2.79	(5.11)	8.50
Total from investment operations	(1.20)	3.65	3.69	2.69	(5.15)	8.43
Less distributions from:
Net realized gains	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Total distributions	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Net asset value, end of period	$30.83	$32.03	$28.88	$27.82	$28.65	$35.83

Total Return	(3.75%)	12.75%	13.38%	10.20%	(14.82%)	30.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,468	$64,185	$67,542	$36,468	$44,663	$175,397
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.42%)	(0.43%)	(0.36%)	(0.11%)	(0.23%)
Total expenses	1.46%	1.46%	1.38%	1.37%	1.34%	1.34%
Portfolio turnover rate	85%	341%	394%	699%	249%	176%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$29.00	$26.26	$25.56	$26.68	$33.60	$26.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.19)	(.19)	(.17)	(.13)	(.14)
Net gain (loss) on investments (realized and unrealized)	(1.07)	3.43	3.52	2.57	(4.76)	7.99
Total from investment operations	(1.13)	3.24	3.33	2.40	(4.89)	7.85
Less distributions from:
Net realized gains	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Total distributions	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Net asset value, end of period	$27.87	$29.00	$26.26	$25.56	$26.68	$33.60

Total Return[c]	(3.90%)	12.46%	13.14%	9.85%	(15.04%)	30.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,284	$4,865	$3,102	$4,626	$6,410	$28,704
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.68%)	(0.69%)	(0.62%)	(0.42%)	(0.47%)
Total expenses	1.71%	1.72%	1.63%	1.62%	1.59%	1.59%
Portfolio turnover rate	85%	341%	394%	699%	249%	176%

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$24.81	$22.69	$22.58	$24.13	$30.82	$24.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.35)	(.34)	(.33)	(.33)	(.33)
Net gain (loss) on investments (realized and unrealized)	(.91)	2.97	3.08	2.30	(4.33)	7.35
Total from investment operations	(1.06)	2.62	2.74	1.97	(4.66)	7.02
Less distributions from:
Net realized gains	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Total distributions	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Net asset value, end of period	$23.75	$24.81	$22.69	$22.58	$24.13	$30.82

Total Return[c]	(4.27%)	11.68%	12.24%	9.07%	(15.67%)	29.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,503	$4,340	$4,940	$4,959	$8,284	$11,551
Ratios to average net assets:
Net investment income (loss)	(1.22%)	(1.42%)	(1.42%)	(1.37%)	(1.17%)	(1.24%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.34%
Portfolio turnover rate	85%	341%	394%	699%	249%	176%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$27.91	$25.29	$24.72	$25.91	$32.71	$25.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.18)	(.21)	(.16)	(.14)	(.21)
Net gain (loss) on investments (realized and unrealized)	(1.01)	3.30	3.41	2.49	(4.63)	7.79
Total from investment operations	(1.08)	3.12	3.20	2.33	(4.77)	7.58
Less distributions from:
Net realized gains	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Total distributions	—	(.50)	(2.63)	(3.52)	(2.03)	(.36)
Net asset value, end of period	$26.83	$27.91	$25.29	$24.72	$25.91	$32.71

Total Return	(3.87%)	12.46%	13.06%	9.87%	(15.08%)	29.89%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,547	$7,871	$5,225	$4,809	$5,244	$50,135
Ratios to average net assets:
Net investment income (loss)	(0.48%)	(0.66%)	(0.77%)	(0.62%)	(0.44%)	(0.73%)
Total expenses	1.71%	1.73%	1.64%	1.62%	1.71%	1.85%
Portfolio turnover rate	85%	341%	394%	699%	249%	176%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 6, 2000
A-Class	September 1, 2004
C-Class	April 19, 2001
H-Class	April 6, 2000

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class A	7.5%
Amazon.com, Inc.	7.4%
Facebook, Inc. — Class A	5.7%
Cisco Systems, Inc.	3.8%
Alibaba Group Holding Ltd. ADR	3.7%
salesforce.com, Inc.	2.9%
PayPal Holdings, Inc.	2.8%
Netflix, Inc.	2.8%
Booking Holdings, Inc.	2.3%
Activision Blizzard, Inc.	1.6%
Top Ten Total	40.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(3.41%)	(4.42%)	11.77%	14.04%
A-Class Shares	(3.54%)	(4.66%)	11.49%	13.75%
A-Class Shares with sales charge‡	(8.11%)	(9.19%)	10.41%	13.20%
C-Class Shares	(3.89%)	(5.37%)	10.66%	12.89%
C-Class Shares with CDSC§	(4.85%)	(6.17%)	10.66%	12.89%
H-Class Shares**	(3.55%)	(4.67%)	11.44%	13.58%
S&P 500 Information Technology Index	9.60%	8.60%	18.21%	17.11%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 59.8%
Alphabet, Inc. — Class A*	2,525	$3,083,379
Amazon.com, Inc.*	1,753	3,043,050
Facebook, Inc. — Class A*	13,009	2,316,643
Alibaba Group Holding Ltd. ADR*	9,040	1,511,759
Netflix, Inc.*	4,256	1,138,991
Booking Holdings, Inc.*	489	959,716
eBay, Inc.	15,305	596,589
Baidu, Inc. ADR*	5,765	592,411
Twitter, Inc.*	14,363	591,756
JD.com, Inc. ADR*	18,035	508,767
VeriSign, Inc.*	2,636	497,229
Expedia Group, Inc.	3,536	475,274
Snap, Inc. — Class A*	29,869	471,930
Match Group, Inc.[1]	6,288	449,215
IAC/InterActiveCorp*	2,023	440,953
MercadoLibre, Inc.*	767	422,793
Shopify, Inc. — Class A*	1,316	410,145
Pinterest, Inc. — Class A*,1	14,144	374,109
GoDaddy, Inc. — Class A*	5,525	364,540
Ctrip.com International Ltd. ADR*	12,177	356,664
Okta, Inc.*	3,592	353,668
Wayfair, Inc. — Class A*	2,970	332,996
Chewy, Inc. — Class A*	13,531	332,592
Spotify Technology S.A.*	2,889	329,346
Pinduoduo, Inc. ADR*	10,004	322,329
F5 Networks, Inc.*	2,246	315,383
Weibo Corp. ADR*	6,656	297,856
Wix.com Ltd.*	2,452	286,247
Etsy, Inc.*	4,813	271,935
YY, Inc. ADR*	4,775	268,498
Zillow Group, Inc. — Class C*,1	8,988	268,022
Zillow Group, Inc. — Class A*	9,014	266,319
Baozun, Inc. ADR*,1	6,164	263,203
Autohome, Inc. ADR*	3,116	259,033
Anaplan, Inc.*	5,401	253,847
SINA Corp.*	6,442	252,462
TripAdvisor, Inc.*	6,348	245,541
GrubHub, Inc.*	4,359	245,019
58.com, Inc. ADR*	4,912	242,211
Cargurus, Inc.*	6,275	194,211
Yelp, Inc. — Class A*	4,856	168,746
Stamps.com, Inc.*	1,732	128,947
Total Internet		24,504,324

Software - 20.2%
salesforce.com, Inc.*	8,088	1,200,583
Activision Blizzard, Inc.	12,726	673,460
Electronic Arts, Inc.*	5,791	566,476
Veeva Systems, Inc. — Class A*	3,412	520,978
Akamai Technologies, Inc.*	4,599	420,257
Twilio, Inc. — Class A*,1	3,635	399,705
Take-Two Interactive Software, Inc.*	3,107	389,431
Citrix Systems, Inc.	3,948	381,061
NetEase, Inc. ADR	1,402	373,184
DocuSign, Inc.*	5,563	344,461
Sea Ltd. ADR*	9,755	301,917
Dropbox, Inc. — Class A*	14,782	298,153
Coupa Software, Inc.*	2,267	293,735
Momo, Inc. ADR	8,722	270,207
Bilibili, Inc. ADR*	19,068	269,240
MongoDB, Inc.*	2,220	267,466
HubSpot, Inc.*	1,762	267,137
HUYA, Inc. ADR*	10,540	249,166
j2 Global, Inc.	2,465	223,871
Cornerstone OnDemand, Inc.*	3,583	196,420
New Relic, Inc.*	3,176	195,165
Box, Inc. — Class A*	9,991	165,451
Total Software		8,267,524

Telecommunications - 11.0%
Cisco Systems, Inc.	31,627	1,562,690
Motorola Solutions, Inc.	3,343	569,681
Arista Networks, Inc.*	1,894	452,514
Juniper Networks, Inc.	12,949	320,488
Ubiquiti, Inc.[1]	2,572	304,165
Ciena Corp.*	6,734	264,175
GDS Holdings Ltd. ADR*	6,232	249,778
ViaSat, Inc.*	3,030	228,219
LogMeIn, Inc.	2,906	206,210
Viavi Solutions, Inc.*	13,459	188,493
CommScope Holding Company, Inc.*	14,239	167,451
Total Telecommunications		4,513,864

Commercial Services - 4.3%
PayPal Holdings, Inc.*	11,273	1,167,770
CoStar Group, Inc.*	832	493,542
2U, Inc.*	6,674	108,653
Total Commercial Services		1,769,965

Diversified Financial Services - 2.1%
TD Ameritrade Holding Corp.	11,208	523,413
E*TRADE Financial Corp.	7,839	342,486
Total Diversified Financial Services		865,899

Computers - 1.4%
Nutanix, Inc. — Class A*	9,177	240,896
Lumentum Holdings, Inc.*	3,875	207,545
NetScout Systems, Inc.*	6,078	140,159
Total Computers		588,600

Retail - 0.6%
Qurate Retail, Inc. — Class A*	21,961	226,528

Electronics - 0.1%
II-VI, Inc.*	1,689	59,462

Total Common Stocks
(Cost $38,706,004)		40,796,166

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$77,594	$77,594
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	24,952	24,952
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	22,456	22,456
Total Repurchase Agreements
(Cost $125,002)		125,002

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	1,645,106	$1,645,106
Total Securities Lending Collateral
(Cost $1,645,106)		1,645,106

Total Investments - 103.8%
(Cost $40,476,112)		$42,566,274
Other Assets & Liabilities, net - (3.8%)		(1,564,802)
Total Net Assets - 100.0%		$41,001,472

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,796,166	$—	$—	$40,796,166
Repurchase Agreements	—	125,002	—	125,002
Securities Lending Collateral	1,645,106	—	—	1,645,106
Total Assets	$42,441,272	$125,002	$—	$42,566,274

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $1,619,523 of securities loaned (cost $40,351,110)	$42,441,272
Repurchase agreements, at value (cost $125,002)	125,002
Cash	118,778
Receivables:
Fund shares sold	366,534
Dividends	2,011
Securities lending income	1,747
Interest	8
Total assets	43,055,352

Liabilities:
Payable for:
Return of securities lending collateral	1,645,106
Securities purchased	278,515
Fund shares redeemed	47,716
Management fees	27,821
Transfer agent and administrative fees	8,183
Portfolio accounting fees	3,273
Distribution and service fees	2,529
Trustees’ fees*	764
Miscellaneous	39,973
Total liabilities	2,053,880
Commitments and contingent liabilities (Note 9)	—
Net assets	$41,001,472

Net assets consist of:
Paid in capital	$39,138,413
Total distributable earnings (loss)	1,863,059
Net assets	$41,001,472

Investor Class:
Net assets	$36,079,014
Capital shares outstanding	314,421
Net asset value per share	$114.75

A-Class:
Net assets	$1,695,125
Capital shares outstanding	15,949
Net asset value per share	$106.28
Maximum offering price per share (Net asset value divided by 95.25%)	$111.58

C-Class:
Net assets	$2,472,558
Capital shares outstanding	26,967
Net asset value per share	$91.69

H-Class:
Net assets	$754,775
Capital shares outstanding	7,347
Net asset value per share	$102.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $1,486)	$58,015
Interest	2,682
Income from securities lending, net	6,110
Total investment income	66,807

Expenses:
Management fees	174,387
Distribution and service fees:
A-Class	2,519
C-Class	14,442
H-Class	5,625
Transfer agent and administrative fees	51,290
Portfolio accounting fees	20,516
Trustees’ fees*	3,414
Custodian fees	2,858
Line of credit fees	2
Miscellaneous	47,623
Total expenses	322,676
Net investment loss	(255,869)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,180,180
Net realized gain	2,180,180
Net change in unrealized appreciation (depreciation) on:
Investments	(6,331,147)
Net change in unrealized appreciation (depreciation)	(6,331,147)
Net realized and unrealized loss	(4,150,967)
Net decrease in net assets resulting from operations	$(4,406,836)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(255,869)	$(686,372)
Net realized gain on investments	2,180,180	4,214,037
Net change in unrealized appreciation (depreciation) on investments	(6,331,147)	(1,071,761)
Net increase (decrease) in net assets resulting from operations	(4,406,836)	2,455,904

Distributions to shareholders:
Investor Class	—	(2,159,316)
A-Class	—	(338,414)
C-Class	—	(434,832)
H-Class	—	(182,752)
Total distributions to shareholders	—	(3,115,314)

Capital share transactions:
Proceeds from sale of shares
Investor Class	71,641,446	123,670,906
A-Class	395,600	7,631,660
C-Class	1,248,890	3,862,907
H-Class	13,637,354	119,411,263
Distributions reinvested
Investor Class	—	2,113,338
A-Class	—	324,899
C-Class	—	429,191
H-Class	—	182,647
Cost of shares redeemed
Investor Class	(47,166,891)	(151,216,911)
A-Class	(694,330)	(9,166,861)
C-Class	(1,737,448)	(3,937,169)
H-Class	(22,382,003)	(138,271,570)
Net increase (decrease) from capital share transactions	14,942,618	(44,965,700)
Net increase (decrease) in net assets	10,535,782	(45,625,110)

Net assets:
Beginning of period	30,465,690	76,090,800
End of period	$41,001,472	$30,465,690

Capital share activity:
Shares sold
Investor Class	583,763	969,839
A-Class	3,515	70,880
C-Class	12,879	36,507
H-Class	126,469	1,015,803
Shares issued from reinvestment of distributions
Investor Class	—	20,344
A-Class	—	3,370
C-Class	—	5,130
H-Class	—	1,960
Shares redeemed
Investor Class	(399,679)	(1,187,111)
A-Class	(6,205)	(84,558)
C-Class	(17,854)	(38,110)
H-Class	(211,891)	(1,178,750)
Net increase (decrease) in shares	90,997	(364,696)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$118.80	$124.80	$95.33	$77.91	$77.87	$75.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.70)	(1.29)	(.80)	(.60)	(.41)	(.49)
Net gain (loss) on investments (realized and unrealized)	(3.35)	10.79	30.27	18.02	.78	5.27
Total from investment operations	(4.05)	9.50	29.47	17.42	.37	4.78
Less distributions from:
Net realized gains	—	(15.50)	—	—	(.33)	(1.96)
Total distributions	—	(15.50)	—	—	(.33)	(1.96)
Net asset value, end of period	$114.75	$118.80	$124.80	$95.33	$77.91	$77.87

Total Return	(3.41%)	9.39%	30.91%	22.36%	0.46%	6.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,079	$15,484	$40,843	$17,670	$24,435	$8,328
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(1.00%)	(0.71%)	(0.70%)	(0.52%)	(0.64%)
Total expenses	1.46%	1.45%	1.38%	1.37%	1.35%	1.35%
Portfolio turnover rate	163%	349%	305%	518%	520%	495%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$110.18	$117.20	$89.75	$73.54	$73.71	$71.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.76)	(1.46)	(1.01)	(.76)	(.69)	(.61)
Net gain (loss) on investments (realized and unrealized)	(3.14)	9.94	28.46	16.97	.85	4.96
Total from investment operations	(3.90)	8.48	27.45	16.21	.16	4.35
Less distributions from:
Net realized gains	—	(15.50)	—	—	(.33)	(1.96)
Total distributions	—	(15.50)	—	—	(.33)	(1.96)
Net asset value, end of period	$106.28	$110.18	$117.20	$89.75	$73.54	$73.71

Total Return[c]	(3.54%)	9.13%	30.57%	22.04%	0.20%	6.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,695	$2,054	$3,393	$2,139	$1,803	$2,022
Ratios to average net assets:
Net investment income (loss)	(1.35%)	(1.27%)	(0.96%)	(0.95%)	(0.92%)	(0.86%)
Total expenses	1.71%	1.71%	1.63%	1.62%	1.60%	1.61%
Portfolio turnover rate	163%	349%	305%	518%	520%	495%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INTERNET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$95.40	$104.40	$80.55	$66.49	$67.17	$65.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.02)	(2.08)	(1.60)	(1.24)	(1.03)	(1.11)
Net gain (loss) on investments (realized and unrealized)	(2.69)	8.58	25.45	15.30	.68	4.60
Total from investment operations	(3.71)	6.50	23.85	14.06	(.35)	3.49
Less distributions from:
Net realized gains	—	(15.50)	—	—	(.33)	(1.96)
Total distributions	—	(15.50)	—	—	(.33)	(1.96)
Net asset value, end of period	$91.69	$95.40	$104.40	$80.55	$66.49	$67.17

Total Return[c]	(3.89%)	8.31%	29.61%	21.13%	(0.54%)	5.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,473	$3,047	$2,967	$2,321	$2,798	$2,436
Ratios to average net assets:
Net investment income (loss)	(2.10%)	(2.01%)	(1.70%)	(1.71%)	(1.53%)	(1.68%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	163%	349%	305%	518%	520%	495%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$106.51	$113.84	$87.18	$71.40	$71.64	$69.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.71)	(1.51)	(1.07)	(.78)	(.72)	(.78)
Net gain (loss) on investments (realized and unrealized)	(3.07)	9.68	27.73	16.56	.81	4.80
Total from investment operations	(3.78)	8.17	26.66	15.78	.09	4.02
Less distributions from:
Net realized gains	—	(15.50)	—	—	(.33)	(1.96)
Total distributions	—	(15.50)	—	—	(.33)	(1.96)
Net asset value, end of period	$102.73	$106.51	$113.84	$87.18	$71.40	$71.64

Total Return	(3.55%)	9.12%	30.59%	22.09%	0.11%	5.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$755	$9,880	$28,889	$2,384	$7,132	$1,830
Ratios to average net assets:
Net investment income (loss)	(1.30%)	(1.27%)	(1.04%)	(1.03%)	(0.97%)	(1.12%)
Total expenses	1.71%	1.70%	1.63%	1.62%	1.67%	1.85%
Portfolio turnover rate	163%	349%	305%	518%	520%	495%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 3, 2001
H-Class	June 3, 1998

Ten Largest Holdings (% of Total Net Assets)
Walt Disney Co.	4.3%
Comcast Corp. — Class A	4.0%
McDonald’s Corp.	3.6%
Philip Morris International, Inc.	3.2%
Netflix, Inc.	3.0%
Altria Group, Inc.	2.8%
Starbucks Corp.	2.8%
Charter Communications, Inc. — Class A	2.8%
Las Vegas Sands Corp.	1.9%
Activision Blizzard, Inc.	1.8%
Top Ten Total	30.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	1.80%	0.09%	7.78%	13.67%
A-Class Shares	1.68%	(0.16%)	7.51%	13.38%
A-Class Shares with sales charge‡	(3.15%)	(4.90%)	6.47%	12.82%
C-Class Shares	1.27%	(0.91%)	6.71%	12.52%
C-Class Shares with CDSC§	0.27%	(1.81%)	6.71%	12.52%
H-Class Shares**	1.65%	(0.18%)	7.48%	13.22%
S&P 500 Consumer Discretionary Index	5.82%	2.36%	14.03%	17.68%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.8%

Media - 25.0%
Walt Disney Co.	4,573	$595,953
Comcast Corp. — Class A	12,147	547,587
Charter Communications, Inc. — Class A*	934	384,920
Fox Corp. — Class A	5,497	173,348
Discovery, Inc. — Class A*,1	6,469	172,269
Liberty Broadband Corp. — Class C*	1,589	166,321
Altice USA, Inc. — Class A*	5,753	164,996
DISH Network Corp. — Class A*	4,633	157,846
CBS Corp. — Class B	3,746	151,226
Viacom, Inc. — Class B	5,052	121,400
Liberty Global plc — Class C*	5,030	119,664
News Corp. — Class A	8,004	111,416
Cable One, Inc.	84	105,395
World Wrestling Entertainment, Inc. — Class A	1,308	93,064
Nexstar Media Group, Inc. — Class A	854	87,373
New York Times Co. — Class A	2,991	85,184
Sinclair Broadcast Group, Inc. — Class A	1,791	76,547
TEGNA, Inc.	4,872	75,662
AMC Networks, Inc. — Class A*	1,340	65,874
Total Media		3,456,045

Retail - 19.1%
McDonald’s Corp.	2,326	499,416
Starbucks Corp.	4,402	389,225
Yum! Brands, Inc.	1,979	224,478
Chipotle Mexican Grill, Inc. — Class A*	222	186,584
Darden Restaurants, Inc.	1,263	149,312
Yum China Holdings, Inc.	2,796	127,022
Restaurant Brands International, Inc.	1,781	126,700
Domino’s Pizza, Inc.	505	123,518
Dunkin’ Brands Group, Inc.	1,237	98,168
Wendy’s Co.	4,065	81,219
Texas Roadhouse, Inc. — Class A	1,456	76,469
Cracker Barrel Old Country Store, Inc.[1]	468	76,120
Shake Shack, Inc. — Class A*	735	72,059
Wingstop, Inc.	710	61,969
Jack in the Box, Inc.	665	60,595
Cheesecake Factory, Inc.	1,316	54,851
Papa John’s International, Inc.[1]	968	50,675
Brinker International, Inc.	1,146	48,900
Bloomin’ Brands, Inc.	2,541	48,101
Dave & Buster’s Entertainment, Inc.	1,081	42,105
BJ’s Restaurants, Inc.	950	36,898
Total Retail		2,634,384

Lodging - 12.2%
Las Vegas Sands Corp.	4,597	265,523
Marriott International, Inc. — Class A	1,975	245,631
Hilton Worldwide Holdings, Inc.	2,120	197,393
MGM Resorts International	5,245	145,391
Wynn Resorts Ltd.	1,249	135,791
Melco Resorts & Entertainment Ltd. ADR	5,581	108,327
Hyatt Hotels Corp. — Class A	1,446	106,527
Huazhu Group Ltd. ADR	3,226	106,523
Wyndham Hotels & Resorts, Inc.	1,669	86,354
Choice Hotels International, Inc.	964	85,757
Wyndham Destinations, Inc.	1,741	80,121
Hilton Grand Vacations, Inc.*	1,968	62,976
Boyd Gaming Corp.	2,569	61,528
Total Lodging		1,687,842

Entertainment - 8.7%
Live Nation Entertainment, Inc.*	2,226	147,673
Vail Resorts, Inc.	511	116,283
Stars Group, Inc.*	7,038	105,429
Madison Square Garden Co. — Class A*	372	98,029
Churchill Downs, Inc.	698	86,172
Cinemark Holdings, Inc.	2,212	85,472
Marriott Vacations Worldwide Corp.	800	82,888
Six Flags Entertainment Corp.	1,562	79,334
Eldorado Resorts, Inc.*,1	1,667	66,463
International Game Technology plc	4,623	65,693
Red Rock Resorts, Inc. — Class A	2,936	59,616
Penn National Gaming, Inc.*	3,075	57,272
SeaWorld Entertainment, Inc.*	2,161	56,878
Scientific Games Corp. — Class A*	2,507	51,017
AMC Entertainment Holdings, Inc. — Class A1	3,952	42,286
Total Entertainment		1,200,505

Software - 7.8%
Activision Blizzard, Inc.	4,659	246,554
Electronic Arts, Inc.*	2,120	207,378
NetEase, Inc. ADR	575	153,054
Take-Two Interactive Software, Inc.*	1,137	142,512
Sea Ltd. ADR*	3,916	121,200
Bilibili, Inc. ADR*	7,560	106,747
HUYA, Inc. ADR*	4,167	98,508
Total Software		1,075,953

Agriculture - 6.8%
Philip Morris International, Inc.	5,806	440,850
Altria Group, Inc.	9,596	392,476
British American Tobacco plc ADR	2,981	109,999
Total Agriculture		943,325

Leisure Time - 6.7%
Carnival Corp.	4,644	202,989
Royal Caribbean Cruises Ltd.	1,690	183,078
Norwegian Cruise Line Holdings Ltd.*	2,447	126,681
Harley-Davidson, Inc.	2,644	95,105
Polaris, Inc.	1,021	89,858
Planet Fitness, Inc. — Class A*	1,526	88,310
Brunswick Corp.	1,575	82,089
Callaway Golf Co.	2,621	50,873
Total Leisure Time		918,983

Beverages - 6.7%
Constellation Brands, Inc. — Class A	1,180	244,591
Brown-Forman Corp. — Class B	3,376	211,945

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LEISURE FUND

	Shares	Value
Molson Coors Brewing Co. — Class B	2,510	$144,325
Anheuser-Busch InBev S.A. ADR	1,308	124,456
Diageo plc ADR	644	105,307
Boston Beer Company, Inc. — Class A*	242	88,107
Total Beverages		918,731

Internet - 4.8%
Netflix, Inc.*	1,558	416,952
Spotify Technology S.A.*	1,180	134,520
iQIYI, Inc. ADR*,1	7,319	118,055
Total Internet		669,527

Toys, Games & Hobbies - 1.1%
Hasbro, Inc.	1,252	148,600

Food Service - 0.9%
Aramark	2,990	130,304

Total Common Stocks
(Cost $12,223,014)		13,784,199

RIGHTS††† - 0.0%
Media - 0.0%
Nexstar Media Group, Inc.*,2	8,160	—
Total Rights
(Cost $—)		—

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 0.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$23,677	$23,677
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	7,614	7,614
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	6,852	6,852
Total Repurchase Agreements
(Cost $38,143)		38,143

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	278,172	278,172
Total Securities Lending Collateral
(Cost $278,172)		278,172

Total Investments - 102.1%
(Cost $12,539,329)		$14,100,514
Other Assets & Liabilities, net - (2.1%)		(289,012)
Total Net Assets - 100.0%		$13,811,502

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 6.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
LEISURE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$13,784,199	$—	$—		$13,784,199
Rights	—	—	—	*	—
Repurchase Agreements	—	38,143	—		38,143
Securities Lending Collateral	278,172	—	—		278,172
Total Assets	$14,062,371	$38,143	$—		$14,100,514

*	Security has a market value of $0.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $272,018 of securities loaned (cost $12,501,186)	$14,062,371
Repurchase agreements, at value (cost $38,143)	38,143
Receivables:
Dividends	24,466
Fund shares sold	13,546
Foreign tax reclaims	2,866
Securities lending income	67
Interest	2
Total assets	14,141,461

Liabilities:
Payable for:
Return of securities lending collateral	278,172
Fund shares redeemed	16,663
Management fees	11,139
Transfer agent and administrative fees	3,276
Distribution and service fees	1,620
Portfolio accounting fees	1,310
Trustees’ fees*	335
Miscellaneous	17,444
Total liabilities	329,959
Commitments and contingent liabilities (Note 9)	—
Net assets	$13,811,502

Net assets consist of:
Paid in capital	$11,242,076
Total distributable earnings (loss)	2,569,426
Net assets	$13,811,502

Investor Class:
Net assets	$9,743,339
Capital shares outstanding	138,752
Net asset value per share	$70.22

A-Class:
Net assets	$1,798,464
Capital shares outstanding	28,002
Net asset value per share	$64.23
Maximum offering price per share (Net asset value divided by 95.25%)	$67.43

C-Class:
Net assets	$581,572
Capital shares outstanding	10,287
Net asset value per share	$56.53

H-Class:
Net assets	$1,688,127
Capital shares outstanding	27,066
Net asset value per share	$62.37

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $1,011)	$139,897
Interest	1,269
Income from securities lending, net	536
Total investment income	141,702

Expenses:
Management fees	77,640
Distribution and service fees:
A-Class	1,742
C-Class	3,341
H-Class	4,600
Transfer agent and administrative fees	22,835
Portfolio accounting fees	9,134
Trustees’ fees*	1,835
Custodian fees	1,278
Line of credit fees	15
Miscellaneous	21,089
Total expenses	143,509
Net investment loss	(1,807)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,336,173
Net realized gain	2,336,173
Net change in unrealized appreciation (depreciation) on:
Investments	(2,437,929)
Net change in unrealized appreciation (depreciation)	(2,437,929)
Net realized and unrealized loss	(101,756)
Net decrease in net assets resulting from operations	$(103,563)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,807)	$41,239
Net realized gain on investments	2,336,173	1,581,983
Net change in unrealized appreciation (depreciation) on investments	(2,437,929)	(249,813)
Net increase (decrease) in net assets resulting from operations	(103,563)	1,373,409

Distributions to shareholders:
Investor Class	—	(544,748)
A-Class	—	(159,698)
C-Class	—	(75,803)
H-Class	—	(112,344)
Total distributions to shareholders	—	(892,593)

Capital share transactions:
Proceeds from sale of shares
Investor Class	26,344,509	38,144,920
A-Class	1,834,577	2,186,461
C-Class	29,136	101,371
H-Class	13,397,521	46,226,618
Distributions reinvested
Investor Class	—	530,279
A-Class	—	139,178
C-Class	—	75,270
H-Class	—	111,434
Cost of shares redeemed
Investor Class	(28,534,404)	(42,002,040)
A-Class	(1,221,515)	(4,372,624)
C-Class	(259,159)	(630,920)
H-Class	(12,460,265)	(47,422,116)
Net decrease from capital share transactions	(869,600)	(6,912,169)
Net decrease in net assets	(973,163)	(6,431,353)

Net assets:
Beginning of period	14,784,665	21,216,018
End of period	$13,811,502	$14,784,665

Capital share activity:
Shares sold
Investor Class	368,336	540,063
A-Class	27,908	33,355
C-Class	506	1,663
H-Class	208,693	724,014
Shares issued from reinvestment of distributions
Investor Class	—	8,323
A-Class	—	2,384
C-Class	—	1,456
H-Class	—	1,965
Shares redeemed
Investor Class	(399,776)	(583,497)
A-Class	(18,778)	(68,076)
C-Class	(4,521)	(10,981)
H-Class	(198,823)	(738,591)
Net decrease in shares	(16,455)	(87,922)

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$68.98	$71.23	$70.95	$61.36	$60.75	$55.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.32	.36	.52	.22	.52
Net gain (loss) on investments (realized and unrealized)	1.23 [d]	2.18	4.48	9.38	.82	5.64
Total from investment operations	1.24	2.50	4.84	9.90	1.04	6.16
Less distributions from:
Net investment income	—	(.52)	(1.64)	(.31)	(.32)	(.12)
Net realized gains	—	(4.23)	(2.92)	—	(.11)	(1.10)
Total distributions	—	(4.75)	(4.56)	(.31)	(.43)	(1.22)
Net asset value, end of period	$70.22	$68.98	$71.23	$70.95	$61.36	$60.75

Total Return	1.80%	4.06%	6.71%	16.20%	1.72%	11.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,743	$11,739	$14,625	$14,413	$15,173	$48,494
Ratios to average net assets:
Net investment income (loss)	0.02%	0.45%	0.49%	0.81%	0.35%	0.89%
Total expenses	1.47%	1.46%	1.38%	1.38%	1.34%	1.34%
Portfolio turnover rate	217%	323%	442%	352%	339%	343%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$63.17	$65.82	$66.03	$57.27	$56.88	$52.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.11	.17	.23	.08	.38
Net gain (loss) on investments (realized and unrealized)	1.03 [d]	1.99	4.18	8.84	.74	5.26
Total from investment operations	1.06	2.10	4.35	9.07	.82	5.64
Less distributions from:
Net investment income	—	(.52)	(1.64)	(.31)	(.32)	(.12)
Net realized gains	—	(4.23)	(2.92)	—	(.11)	(1.10)
Total distributions	—	(4.75)	(4.56)	(.31)	(.43)	(1.22)
Net asset value, end of period	$64.23	$63.17	$65.82	$66.03	$57.27	$56.88

Total Return[c]	1.68%	3.79%	6.46%	15.91%	1.45%	10.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,798	$1,192	$3,371	$2,180	$7,990	$10,703
Ratios to average net assets:
Net investment income (loss)	0.09%	0.17%	0.24%	0.40%	0.15%	0.69%
Total expenses	1.71%	1.71%	1.63%	1.62%	1.60%	1.58%
Portfolio turnover rate	217%	323%	442%	352%	339%	343%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

LEISURE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$55.82	$59.16	$60.23	$52.65	$52.72	$49.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)	(.32)	(.36)	(.18)	(.28)	(.19)
Net gain (loss) on investments (realized and unrealized)	.95 [d]	1.73	3.85	8.07	.64	5.06
Total from investment operations	.71	1.41	3.49	7.89	.36	4.87
Less distributions from:
Net investment income	—	(.52)	(1.64)	(.31)	(.32)	(.12)
Net realized gains	—	(4.23)	(2.92)	—	(.11)	(1.10)
Total distributions	—	(4.75)	(4.56)	(.31)	(.43)	(1.22)
Net asset value, end of period	$56.53	$55.82	$59.16	$60.23	$52.65	$52.72

Total Return[c]	1.27%	3.03%	5.66%	15.05%	0.69%	10.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$582	$798	$1,311	$1,327	$1,353	$1,590
Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.56%)	(0.58%)	(0.33%)	(0.54%)	(0.37%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	217%	323%	442%	352%	339%	343%

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$61.36	$64.06	$64.38	$55.85	$55.50	$51.31
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.29)	.07	.20	.27	.30
Net gain (loss) on investments (realized and unrealized)	1.03 [d]	2.34	4.17	8.64	.51	5.11
Total from investment operations	1.01	2.05	4.24	8.84	.78	5.41
Less distributions from:
Net investment income	—	(.52)	(1.64)	(.31)	(.32)	(.12)
Net realized gains	—	(4.23)	(2.92)	—	(.11)	(1.10)
Total distributions	—	(4.75)	(4.56)	(.31)	(.43)	(1.22)
Net asset value, end of period	$62.37	$61.36	$64.06	$64.38	$55.85	$55.50

Total Return	1.65%	3.81%	6.45%	15.90%	1.41%	10.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,688	$1,055	$1,910	$3,769	$13,212	$7,074
Ratios to average net assets:
Net investment income (loss)	(0.05%)	(0.45%)	0.10%	0.34%	0.49%	0.55%
Total expenses	1.72%	1.69%	1.63%	1.63%	1.64%	1.83%
Portfolio turnover rate	217%	323%	442%	352%	339%	343%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]

Effective September 30, 2015, the Fund’s Advisor Class share were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	December 1, 1993
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class	August 1, 2003

Ten Largest Holdings (% of Total Net Assets)
Newmont Goldcorp Corp.	8.6%
Barrick Gold Corp.	8.2%
Franco-Nevada Corp.	6.4%
Freeport-McMoRan, Inc.	5.7%
Agnico Eagle Mines Ltd.	5.4%
Wheaton Precious Metals Corp.	5.3%
Kirkland Lake Gold Ltd.	4.6%
Royal Gold, Inc.	4.4%
AngloGold Ashanti Ltd. ADR	4.1%
VanEck Vectors Junior Gold Miners ETF	4.0%
Top Ten Total	56.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	16.41%	38.00%	1.77%	(4.94%)
A-Class Shares	16.27%	37.67%	1.49%	(5.19%)
A-Class Shares with sales charge‡	10.75%	31.16%	0.51%	(5.65%)
C-Class Shares	15.90%	36.67%	0.77%	(5.88%)
C-Class Shares with CDSC§	14.90%	35.67%	0.77%	(5.88%)
H-Class Shares**	16.38%	37.66%	1.43%	(5.33%)
S&P 500 Materials Index	6.18%	2.70%	5.37%	9.23%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 95.7%

Mining - 95.7%
Newmont Goldcorp Corp.	136,161	$5,163,225
Barrick Gold Corp.	286,067	4,957,541
Franco-Nevada Corp.	42,290	3,855,156
Freeport-McMoRan, Inc.	355,966	3,406,595
Agnico Eagle Mines Ltd.	60,947	3,267,369
Wheaton Precious Metals Corp.	121,221	3,180,839
Kirkland Lake Gold Ltd.	61,688	2,763,622
Royal Gold, Inc.	21,620	2,663,800
AngloGold Ashanti Ltd. ADR	136,642	2,496,449
Kinross Gold Corp.*	467,723	2,151,526
Gold Fields Ltd. ADR	381,393	1,876,454
Sibanye Gold Ltd. ADR*,1	342,526	1,849,640
Pan American Silver Corp.	106,534	1,670,453
B2Gold Corp.*	511,952	1,653,605
Yamana Gold, Inc.	499,885	1,589,634
Alamos Gold, Inc. — Class A	234,096	1,357,757
Pretium Resources, Inc.*,1	117,515	1,352,598
Novagold Resources, Inc.*	214,906	1,304,479
SSR Mining, Inc.*,1	86,282	1,252,815
First Majestic Silver Corp.*,1	133,788	1,216,133
IAMGOLD Corp.*	335,145	1,142,844
Eldorado Gold Corp.*	133,155	1,034,614
Osisko Gold Royalties Ltd.	103,449	962,076
Coeur Mining, Inc.*	195,426	939,999
Sandstorm Gold Ltd.*,1	165,469	933,245
MAG Silver Corp.*	84,301	894,434
Hecla Mining Co.	491,706	865,403
Seabridge Gold, Inc.*,1	63,669	806,049
Fortuna Silver Mines, Inc.*,1	204,432	631,695
Gold Resource Corp.	130,653	398,492
Total Mining		57,638,541

Total Common Stocks
(Cost $42,835,992)		57,638,541

RIGHTS††† - 0.0%
MINING - 0.0%
Pan American Silver Corp.*,2	219,148	—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	65,941	2,391,021
Total Exchange-Traded Funds
(Cost $1,869,813)		2,391,021

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.0%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$2,931	2,931
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	942	942
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	848	848
Total Repurchase Agreements
(Cost $4,721)		4,721

	Shares
SECURITIES LENDING COLLATERAL†,4 - 7.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	4,575,399	4,575,399
Total Securities Lending Collateral
(Cost $4,575,399)		4,575,399

Total Investments - 107.2%
(Cost $49,285,925)		$64,609,682
Other Assets & Liabilities, net - (7.2%)		(4,363,162)
Total Net Assets - 100.0%		$60,246,520

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 6.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$57,638,541	$—	$—		$57,638,541
Rights	—	—	—	*	—
Exchange-Traded Funds	2,391,021	—	—		2,391,021
Repurchase Agreements	—	4,721	—		4,721
Securities Lending Collateral	4,575,399	—	—		4,575,399
Total Assets	$64,604,961	$4,721	$—		$64,609,682

*	Security has a market value of $0.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $4,261,000 of securities loaned (cost $49,281,204)	$64,604,961
Repurchase agreements, at value (cost $4,721)	4,721
Cash	1,988
Receivables:
Securities sold	1,812,928
Fund shares sold	677,828
Dividends	10,391
Foreign tax reclaims	4,448
Securities lending income	1,203
Total assets	67,118,468

Liabilities:
Payable for:
Return of securities lending collateral	4,575,399
Fund shares redeemed	1,882,774
Deferred foreign capital gain taxes	276,532
Management fees	40,967
Transfer agent and administrative fees	13,656
Distribution and service fees	6,003
Portfolio accounting fees	5,462
Trustees’ fees*	1,336
Miscellaneous	69,819
Total liabilities	6,871,948
Commitments and contingent liabilities (Note 9)	—
Net assets	$60,246,520

Net assets consist of:
Paid in capital	$101,331,143
Total distributable earnings (loss)	(41,084,623)
Net assets	$60,246,520

Investor Class:
Net assets	$39,108,398
Capital shares outstanding	1,285,028
Net asset value per share	$30.43

A-Class:
Net assets	$15,627,770
Capital shares outstanding	540,061
Net asset value per share	$28.94
Maximum offering price per share (Net asset value divided by 95.25%)	$30.38

C-Class:
Net assets	$2,391,565
Capital shares outstanding	97,396
Net asset value per share	$24.56

H-Class:
Net assets	$3,118,787
Capital shares outstanding	111,398
Net asset value per share	$28.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $26,637)	$392,881
Interest	8,495
Income from securities lending, net	6,427
Total investment income	407,803

Expenses:
Management fees	274,171
Distribution and service fees:	—
A-Class	19,473
C-Class	11,953
H-Class	4,939
Transfer agent and administrative fees	91,390
Portfolio accounting fees	36,556
Trustees’ fees*	7,562
Custodian fees	5,141
Line of credit fees	13
Miscellaneous	83,110
Total expenses	534,308
Net investment loss	(126,505)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,245,512
Net realized gain	5,245,512
Net change in unrealized appreciation (depreciation) on:
Investments	4,824,016
Net change in unrealized appreciation (depreciation)	4,824,016
Net realized and unrealized gain	10,069,528
Net increase in net assets resulting from operations	$9,943,023

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(126,505)	$(315,529)
Net realized gain (loss) on investments	5,245,512	(11,808,144)
Net change in unrealized appreciation (depreciation) on investments	4,824,016	7,296,954
Net increase (decrease) in net assets resulting from operations	9,943,023	(4,826,719)

Distributions to shareholders:
Investor Class	—	(375,623)
A-Class	—	(174,388)
C-Class	—	(41,752)
H-Class	—	(26,797)
Total distributions to shareholders	—	(618,560)

Capital share transactions:
Proceeds from sale of shares
Investor Class	160,814,706	241,203,549
A-Class	2,983,517	7,901,916
C-Class	1,149,698	2,271,183
H-Class	20,958,830	139,186,676
Distributions reinvested
Investor Class	—	361,878
A-Class	—	171,857
C-Class	—	41,057
H-Class	—	25,498
Cost of shares redeemed
Investor Class	(162,067,847)	(239,242,751)
A-Class	(4,122,670)	(5,992,947)
C-Class	(1,494,733)	(6,279,462)
H-Class	(20,906,328)	(136,898,554)
Net increase (decrease) from capital share transactions	(2,684,827)	2,749,900
Net increase (decrease) in net assets	7,258,196	(2,695,379)

Net assets:
Beginning of period	52,988,324	55,683,703
End of period	$60,246,520	$52,988,324

Capital share activity:
Shares sold
Investor Class	5,661,498	9,657,928
A-Class	116,715	322,537
C-Class	50,214	112,787
H-Class	839,181	6,003,655
Shares issued from reinvestment of distributions
Investor Class	—	15,591
A-Class	—	7,773
C-Class	—	2,176
H-Class	—	1,193
Shares redeemed
Investor Class	(5,666,649)	(9,638,186)
A-Class	(148,138)	(253,204)
C-Class	(66,631)	(302,237)
H-Class	(837,073)	(5,985,054)
Net decrease in shares	(50,883)	(55,041)

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$26.14	$27.07	$30.82	$27.37	$25.11	$35.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.12)	(.17)	(.23)	(.07)	.01
Net gain (loss) on investments (realized and unrealized)	4.32	(.48)	(1.96)	4.85	2.44	(9.88)
Total from investment operations	4.29	(.60)	(2.13)	4.62	2.37	(9.87)
Less distributions from:
Net investment income	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Total distributions	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Net asset value, end of period	$30.43	$26.14	$27.07	$30.82	$27.37	$25.11

Total Return	16.41%	(2.08%)	(6.98%)	16.91%	9.67%	(27.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,108	$33,724	$33,968	$43,530	$49,321	$30,528
Ratios to average net assets:
Net investment income (loss)	(0.22%)	(0.47%)	(0.57%)	(0.67%)	(0.31%)	0.04%
Total expenses[c]	1.36%	1.39%	1.28%	1.27%	1.25%	1.25%
Portfolio turnover rate	161%	571%	630%	508%	797%	371%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$24.89	$25.85	$29.59	$26.39	$24.28	$34.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.17)	(.22)	(.27)	(.12)	(.10)
Net gain (loss) on investments (realized and unrealized)	4.12	(.46)	(1.90)	4.64	2.34	(9.57)
Total from investment operations	4.05	(.63)	(2.12)	4.37	2.22	(9.67)
Less distributions from:
Net investment income	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Total distributions	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Net asset value, end of period	$28.94	$24.89	$25.85	$29.59	$26.39	$24.28

Total Return[d]	16.27%	(2.30%)	(7.24%)	16.59%	9.38%	(28.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,628	$14,222	$12,781	$12,085	$3,711	$4,928
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.73%)	(0.79%)	(0.82%)	(0.54%)	(0.29%)
Total expenses[c]	1.61%	1.64%	1.53%	1.52%	1.50%	1.50%
Portfolio turnover rate	161%	571%	630%	508%	797%	371%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$21.19	$22.24	$25.89	$23.38	$21.67	$31.34
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.32)	(.39)	(.46)	(.26)	(.29)
Net gain (loss) on investments (realized and unrealized)	3.51	(.40)	(1.64)	4.14	2.08	(8.58)
Total from investment operations	3.37	(.72)	(2.03)	3.68	1.82	(8.87)
Less distributions from:
Net investment income	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Total distributions	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Net asset value, end of period	$24.56	$21.19	$22.24	$25.89	$23.38	$21.67

Total Return[d]	15.90%	(3.08%)	(7.95%)	15.76%	8.66%	(28.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,392	$2,412	$6,697	$7,607	$6,825	$5,590
Ratios to average net assets:
Net investment income (loss)	(1.24%)	(1.53%)	(1.56%)	(1.59%)	(1.34%)	(0.99%)
Total expenses[c]	2.36%	2.37%	2.28%	2.27%	2.25%	2.25%
Portfolio turnover rate	161%	571%	630%	508%	797%	371%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$24.06	$25.02	$28.73	$25.64	$23.64	$33.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.18)	(.25)	(.31)	(.11)	(.14)
Net gain (loss) on investments (realized and unrealized)	4.04	(.45)	(1.84)	4.57	2.22	(9.34)
Total from investment operations	3.94	(.63)	(2.09)	4.26	2.11	(9.48)
Less distributions from:
Net investment income	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Total distributions	—	(.33)	(1.62)	(1.17)	(.11)	(.80)
Net asset value, end of period	$28.00	$24.06	$25.02	$28.73	$25.64	$23.64

Total Return	16.38%	(2.33%)	(7.36%)	16.65%	9.17%	(28.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,119	$2,630	$2,239	$2,954	$2,556	$8,400
Ratios to average net assets:
Net investment income (loss)	(0.73%)	(0.78%)	(0.92%)	(0.94%)	(0.53%)	(0.45%)
Total expenses[c]	1.61%	1.63%	1.53%	1.52%	1.59%	1.75%
Portfolio turnover rate	161%	571%	630%	508%	797%	371%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
American Tower Corp. — Class A	2.9%
Crown Castle International Corp.	2.2%
Prologis, Inc.	2.2%
Equinix, Inc.	2.1%
Simon Property Group, Inc.	2.1%
Public Storage	1.9%
Welltower, Inc.	1.8%
Equity Residential	1.7%
AvalonBay Communities, Inc.	1.7%
Digital Realty Trust, Inc.	1.6%
Top Ten Total	20.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	6.13%	12.93%	7.23%	9.83%
A-Class Shares with sales charge‡	1.09%	7.55%	6.18%	9.29%
C-Class Shares	5.73%	12.10%	6.42%	8.97%
C-Class Shares with CDSC§	4.73%	11.10%	6.42%	8.97%
H-Class Shares	6.15%	12.99%	7.23%	9.81%
MSCI U.S. REIT Index	9.08%	18.31%	10.11%	13.00%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 100.1%

REITs - 96.6%
REITs-Diversified - 22.9%
American Tower Corp. — Class A	3,612	$798,722
Crown Castle International Corp.	4,458	619,707
Equinix, Inc.	998	575,646
Digital Realty Trust, Inc.	3,498	454,075
SBA Communications Corp.	1,758	423,942
Weyerhaeuser Co.	13,533	374,864
WP Carey, Inc.	3,612	323,274
Vornado Realty Trust	4,619	294,092
Duke Realty Corp.	8,617	292,719
VICI Properties, Inc.	11,674	264,416
Lamar Advertising Co. — Class A	2,937	240,628
Gaming and Leisure Properties, Inc.	6,110	233,646
New Residential Investment Corp.	13,725	215,208
CoreSite Realty Corp.	1,683	205,074
EPR Properties	2,625	201,757
Outfront Media, Inc.	5,962	165,624
Rayonier, Inc.	5,606	158,089
PotlatchDeltic Corp.	3,335	137,018
GEO Group, Inc.	6,915	119,906
CoreCivic, Inc.	6,918	119,543
Uniti Group, Inc.	13,046	101,302
Total REITs-Diversified		6,319,252

REITs-Apartments - 11.6%
Equity Residential	5,458	470,807
AvalonBay Communities, Inc.	2,140	460,806
Essex Property Trust, Inc.	1,175	383,814
Invitation Homes, Inc.	11,157	330,359
Mid-America Apartment Communities, Inc.	2,451	318,654
UDR, Inc.	6,474	313,860
Camden Property Trust	2,459	272,974
Apartment Investment & Management Co. — Class A	4,467	232,909
American Homes 4 Rent — Class A	8,981	232,518
American Campus Communities, Inc.	4,484	215,591
Total REITs-Apartments		3,232,292

REITs-Office Property - 11.3%
Boston Properties, Inc.	2,890	374,717
Alexandria Real Estate Equities, Inc.	2,243	345,512
Kilroy Realty Corp.	2,982	232,268
Douglas Emmett, Inc.	5,378	230,340
SL Green Realty Corp.	2,654	216,964
Cousins Properties, Inc.	5,173	194,453
JBG SMITH Properties	4,836	189,620
Hudson Pacific Properties, Inc.	5,630	188,380
Highwoods Properties, Inc.	3,973	178,547
Equity Commonwealth	5,006	171,455
Corporate Office Properties Trust	5,152	153,427
Paramount Group, Inc.	11,105	148,252
Brandywine Realty Trust	8,973	135,941
Piedmont Office Realty Trust, Inc. — Class A	6,487	135,449
Empire State Realty Trust, Inc. — Class A	9,437	134,666
Columbia Property Trust, Inc.	6,193	130,982
Total REITs-Office Property		3,160,973

REITs-Health Care - 9.6%
Welltower, Inc.	5,511	499,572
Ventas, Inc.	5,870	428,686
HCP, Inc.	9,683	345,005
Omega Healthcare Investors, Inc.	6,147	256,883
Medical Properties Trust, Inc.	12,664	247,708
Healthcare Trust of America, Inc. — Class A	6,948	204,132
Sabra Health Care REIT, Inc.	7,602	174,542
Healthcare Realty Trust, Inc.	5,135	172,022
Physicians Realty Trust	8,556	151,869
Senior Housing Properties Trust	13,811	127,821
CareTrust REIT, Inc.	5,293	124,412
Total REITs-Health Care		2,732,652

REITs-Warehouse/Industries - 7.9%
Prologis, Inc.	7,157	609,920
CyrusOne, Inc.	3,190	252,329
Liberty Property Trust	4,622	237,247
Americold Realty Trust	5,999	222,383
First Industrial Realty Trust, Inc.	4,702	186,011
Rexford Industrial Realty, Inc.	4,142	182,331
EastGroup Properties, Inc.	1,428	178,529
STAG Industrial, Inc.	5,458	160,902
QTS Realty Trust, Inc. — Class A	2,804	144,154
Total REITs-Warehouse/Industries		2,173,806

REITs-Shopping Centers - 6.6%
Regency Centers Corp.	4,122	286,438
Federal Realty Investment Trust	1,948	265,201
Kimco Realty Corp.	11,931	249,119
Brixmor Property Group, Inc.	10,106	205,051
Weingarten Realty Investors	5,531	161,118
SITE Centers Corp.	9,137	138,060
Retail Properties of America, Inc. — Class A	11,074	136,432
Urban Edge Properties	6,557	129,763
Acadia Realty Trust	4,472	127,810
Retail Opportunity Investments Corp.	6,488	118,276
Total REITs-Shopping Centers		1,817,268

REITs-Hotels - 6.1%
Host Hotels & Resorts, Inc.	17,098	295,624
MGM Growth Properties LLC — Class A	7,968	239,438
Park Hotels & Resorts, Inc.	7,375	184,154
Service Properties Trust	6,799	175,346
Ryman Hospitality Properties, Inc.	2,090	170,983
Apple Hospitality REIT, Inc.	9,680	160,494
Pebblebrook Hotel Trust	5,745	159,826
Sunstone Hotel Investors, Inc.	10,593	145,548
RLJ Lodging Trust	8,328	141,493
Total REITs-Hotels		1,672,906

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
REAL ESTATE FUND

	Shares	Value
REITs-Storage - 5.5%
Public Storage	2,181	$534,934
Extra Space Storage, Inc.	2,757	322,073
Iron Mountain, Inc.	7,860	254,585
CubeSmart	6,059	211,459
Life Storage, Inc.	1,741	183,519
Total REITs-Storage		1,506,570

REITs-Mortgage - 5.1%
Annaly Capital Management, Inc.	33,374	293,691
AGNC Investment Corp.	15,151	243,780
Starwood Property Trust, Inc.	8,848	214,299
Blackstone Mortgage Trust, Inc. — Class A	5,036	180,541
Chimera Investment Corp.	7,970	155,893
Two Harbors Investment Corp.	11,763	154,448
Apollo Commercial Real Estate Finance, Inc.	7,286	139,673
Total REITs-Mortgage		1,382,325

REITs-Regional Malls - 4.0%
Simon Property Group, Inc.	3,696	575,282
Macerich Co.[1]	5,550	175,324
Taubman Centers, Inc.	3,216	131,309
Brookfield Property REIT, Inc. — Class A	5,076	103,500
Tanger Factory Outlet Centers, Inc.[1]	6,440	99,691
Total REITs-Regional Malls		1,085,106

REITs-Single Tenant - 3.9%
Realty Income Corp.	5,317	407,708
National Retail Properties, Inc.	4,575	258,030
STORE Capital Corp.	6,489	242,753
Spirit Realty Capital, Inc.	3,611	172,822
Total REITs-Single Tenant		1,081,313

REITs-Manufactured Homes - 2.1%
Sun Communities, Inc.	2,054	304,916
Equity LifeStyle Properties, Inc.	2,173	290,313
Total REITs-Manufactured Homes		595,229
Total REITs		26,759,692

Real Estate - 3.5%
Real Estate Management/Services - 2.8%
CBRE Group, Inc. — Class A*	6,601	349,919
Jones Lang LaSalle, Inc.	1,630	226,668
Redfin Corp.*,1	6,442	108,483
Realogy Holdings Corp.[1]	11,600	77,488
Total Real Estate Management/Services		762,558

Real Estate Operations/Development - 0.7%
Howard Hughes Corp.*	1,497	194,011
Total Real Estate		956,569

Total Common Stocks
(Cost $25,714,430)		27,716,261

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$88,181	88,181
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	28,356	28,356
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	25,521	25,521
Total Repurchase Agreements
(Cost $142,058)		142,058

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	282,724	282,724
Total Securities Lending Collateral
(Cost $282,724)		282,724

Total Investments - 101.6%
(Cost $26,139,212)		$28,141,043
Other Assets & Liabilities, net - (1.6%)		(444,107)
Total Net Assets - 100.0%		$27,696,936

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,716,261	$—	$—	$27,716,261
Repurchase Agreements	—	142,058	—	142,058
Securities Lending Collateral	282,724	—	—	282,724
Total Assets	$27,998,985	$142,058	$—	$28,141,043

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $270,307 of securities loaned (cost $25,997,154)	$27,998,985
Repurchase agreements, at value (cost $142,058)	142,058
Receivables:
Fund shares sold	4,120,346
Dividends	110,772
Securities lending income	31
Interest	9
Total assets	32,372,201

Liabilities:
Payable for:
Securities purchased	4,037,753
Fund shares redeemed	297,724
Return of securities lending collateral	282,724
Management fees	16,048
Distribution and service fees	5,322
Transfer agent and administrative fees	4,720
Portfolio accounting fees	1,888
Trustees’ fees*	549
Miscellaneous	28,537
Total liabilities	4,675,265
Commitments and contingent liabilities (Note 9)	—
Net assets	$27,696,936

Net assets consist of:
Paid in capital	$31,589,503
Total distributable earnings (loss)	(3,892,567)
Net assets	$27,696,936

A-Class:
Net assets	$876,793
Capital shares outstanding	20,030
Net asset value per share	$43.77
Maximum offering price per share (Net asset value divided by 95.25%)	$45.95

C-Class:
Net assets	$1,155,795
Capital shares outstanding	30,415
Net asset value per share	$38.00

H-Class:
Net assets	$25,664,348
Capital shares outstanding	587,642
Net asset value per share	$43.67

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$571,111
Interest	2,031
Income from securities lending, net	442
Total investment income	573,584

Expenses:
Management fees	140,888
Distribution and service fees:
A-Class	1,040
C-Class	4,717
H-Class	39,219
Transfer agent and administrative fees	41,437
Portfolio accounting fees	16,575
Trustees’ fees*	3,643
Custodian fees	2,286
Line of credit fees	134
Miscellaneous	36,997
Total expenses	286,936
Net investment income	286,648

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,779,588
Net realized gain	1,779,588
Net change in unrealized appreciation (depreciation) on:
Investments	(521,034)
Net change in unrealized appreciation (depreciation)	(521,034)
Net realized and unrealized gain	1,258,554
Net increase in net assets resulting from operations	$1,545,202

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$286,648	$520,024
Net realized gain (loss) on investments	1,779,588	(5,228,397)
Net change in unrealized appreciation (depreciation) on investments	(521,034)	2,127,300
Net increase (decrease) in net assets resulting from operations	1,545,202	(2,581,073)

Distributions to shareholders:
A-Class	—	(33,828)
C-Class	—	(4,978)
H-Class	—	(297,344)
Total distributions to shareholders	—	(336,150)

Capital share transactions:
Proceeds from sale of shares
A-Class	652,114	13,139,494
C-Class	2,084,049	1,944,282
H-Class	111,558,636	295,819,345
Distributions reinvested
A-Class	—	33,696
C-Class	—	4,913
H-Class	—	296,798
Cost of shares redeemed
A-Class	(482,250)	(12,570,391)
C-Class	(1,681,093)	(2,346,594)
H-Class	(105,775,265)	(283,887,233)
Net increase from capital share transactions	6,356,191	12,434,310
Net increase in net assets	7,901,393	9,517,087

Net assets:
Beginning of period	19,795,543	10,278,456
End of period	$27,696,936	$19,795,543

Capital share activity:
Shares sold
A-Class	15,614	335,956
C-Class	57,089	57,543
H-Class	2,679,805	7,753,438
Shares issued from reinvestment of distributions
A-Class	—	888
C-Class	—	148
H-Class	—	7,837
Shares redeemed
A-Class	(11,533)	(334,426)
C-Class	(46,195)	(69,615)
H-Class	(2,540,281)	(7,558,789)
Net increase in shares	154,499	192,980

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$41.24	$35.92	$37.55	$37.31	$38.34	$33.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.46	.65	.34	.65	.42
Net gain (loss) on investments (realized and unrealized)	2.22	5.12 [d]	(2.08)	2.15	(1.24)	4.77
Total from investment operations	2.53	5.58	(1.43)	2.49	(.59)	5.19
Less distributions from:
Net investment income	—	(.26)	(.20)	(2.25)	(.44)	(.32)
Total distributions	—	(.26)	(.20)	(2.25)	(.44)	(.32)
Net asset value, end of period	$43.77	$41.24	$35.92	$37.55	$37.31	$38.34

Total Return[c]	6.13%	15.58%	(3.85%)	7.17%	(1.46%)	15.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$877	$658	$486	$1,762	$9,223	$6,329
Ratios to average net assets:
Net investment income (loss)	1.48%	1.18%	1.69%	0.89%	1.82%	1.13%
Total expenses	1.71%	1.72%	1.63%	1.63%	1.62%	1.60%
Portfolio turnover rate	288%	877%	1,010%	1,060%	880%	599%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$35.94	$31.57	$33.28	$33.56	$34.81	$30.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.31	.29	.19	.22	.23
Net gain (loss) on investments (realized and unrealized)	1.89	4.32 [d]	(1.80)	1.78	(1.03)	4.26
Total from investment operations	2.06	4.63	(1.51)	1.97	(.81)	4.49
Less distributions from:
Net investment income	—	(.26)	(.20)	(2.25)	(.44)	(.32)
Total distributions	—	(.26)	(.20)	(2.25)	(.44)	(.32)
Net asset value, end of period	$38.00	$35.94	$31.57	$33.28	$33.56	$34.81

Total Return[c]	5.73%	14.72%	(4.56%)	6.37%	(2.25%)	14.73%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,156	$702	$993	$999	$1,947	$2,937
Ratios to average net assets:
Net investment income (loss)	0.95%	0.94%	0.86%	0.56%	0.69%	0.70%
Total expenses	2.46%	2.46%	2.38%	2.38%	2.36%	2.35%
Portfolio turnover rate	288%	877%	1,010%	1,060%	880%	599%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$41.14	$35.82	$37.45	$37.21	$38.25	$33.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	0.65	.92	.27	.71	.48
Net gain (loss) on investments (realized and unrealized)	2.16	4.93 [d]	(2.35)	2.22	(1.31)	4.69
Total from investment operations	2.53	5.58	(1.43)	2.49	(.60)	5.17
Less distributions from:
Net investment income	—	(.26)	(.20)	(2.25)	(.44)	(.32)
Total distributions	—	(.26)	(.20)	(2.25)	(.44)	(.32)
Net asset value, end of period	$43.67	$41.14	$35.82	$37.45	$37.21	$38.25

Total Return	6.15%	15.63%	(3.86%)	7.18%	(1.49%)	15.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,664	$18,436	$8,800	$6,322	$34,504	$37,625
Ratios to average net assets:
Net investment income (loss)	1.76%	1.69%	2.43%	0.70%	1.97%	1.32%
Total expenses	1.71%	1.71%	1.63%	1.62%	1.62%	1.60%
Portfolio turnover rate	288%	877%	1,010%	1,060%	880%	599%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	May 9, 2001
H-Class	April 21, 1998

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	10.1%
Walmart, Inc.	6.5%
Home Depot, Inc.	5.7%
Costco Wholesale Corp.	4.0%
Alibaba Group Holding Ltd. ADR	3.7%
Lowe’s Companies, Inc.	3.2%
Booking Holdings, Inc.	3.2%
TJX Companies, Inc.	2.9%
Target Corp.	2.6%
Walgreens Boots Alliance, Inc.	2.5%
Top Ten Total	44.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	1.70%	(1.85%)	7.50%	12.08%
A-Class Shares	1.58%	(2.07%)	7.25%	11.84%
A-Class Shares with sales charge‡	(3.25%)	(6.73%)	6.22%	11.30%
C-Class Shares	1.18%	(2.85%)	6.42%	10.99%
C-Class Shares with CDSC§	0.18%	(3.82%)	6.42%	10.99%
H-Class Shares**	1.59%	(2.06%)	7.21%	11.70%
S&P 500 Consumer Discretionary Index	5.82%	2.36%	14.03%	17.68%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Retail - 66.5%
Walmart, Inc.	5,910	$701,399
Home Depot, Inc.	2,657	616,477
Costco Wholesale Corp.	1,508	434,470
Lowe’s Companies, Inc.	3,191	350,882
TJX Companies, Inc.	5,551	309,413
Target Corp.	2,627	280,853
Walgreens Boots Alliance, Inc.	4,959	274,282
Dollar General Corp.	1,532	243,496
Ross Stores, Inc.	2,196	241,231
O’Reilly Automotive, Inc.*	530	211,210
Dollar Tree, Inc.*	1,741	198,753
AutoZone, Inc.*	174	188,724
Carvana Co.*,1	2,710	178,860
Best Buy Company, Inc.	2,415	166,611
Ulta Beauty, Inc.*	607	152,145
Genuine Parts Co.	1,485	147,891
CarMax, Inc.*	1,663	146,344
Burlington Stores, Inc.*	701	140,074
Advance Auto Parts, Inc.	836	138,274
Tiffany & Co.	1,426	132,090
Tractor Supply Co.	1,401	126,706
Kohl’s Corp.	2,267	112,579
Five Below, Inc.*	808	101,889
Gap, Inc.	5,775	100,254
Nordstrom, Inc.	2,782	93,670
Williams-Sonoma, Inc.	1,351	91,841
L Brands, Inc.	4,668	91,446
Floor & Decor Holdings, Inc. — Class A*	1,739	88,950
Macy’s, Inc.	5,591	86,884
Foot Locker, Inc.	1,949	84,119
Qurate Retail, Inc. — Class A*	7,890	81,385
AutoNation, Inc.*	1,597	80,968
Dick’s Sporting Goods, Inc.	1,911	77,988
Ollie’s Bargain Outlet Holdings, Inc.*	1,250	73,300
BJ’s Wholesale Club Holdings, Inc.*	2,803	72,514
Urban Outfitters, Inc.*	2,543	71,433
RH*	399	68,161
American Eagle Outfitters, Inc.	3,899	63,242
Dillard’s, Inc. — Class A1	808	53,417
Sally Beauty Holdings, Inc.*	3,489	51,951
Michaels Companies, Inc.*,1	5,038	49,322
Bed Bath & Beyond, Inc.[1]	4,504	47,923
Designer Brands, Inc. — Class A	2,500	42,800
Children’s Place, Inc.	540	41,575
Big Lots, Inc.	1,551	37,999
Abercrombie & Fitch Co. — Class A	2,399	37,424
At Home Group, Inc.*	3,197	30,755
Total Retail		7,213,974

Internet - 30.3%
Amazon.com, Inc.*	630	1,093,623
Alibaba Group Holding Ltd. ADR*	2,424	405,366
Booking Holdings, Inc.*	175	343,457
eBay, Inc.	5,499	214,351
JD.com, Inc. ADR*	6,299	177,695
Expedia Group, Inc.	1,270	170,701
MercadoLibre, Inc.*	269	148,281
Ctrip.com International Ltd. ADR*	4,260	124,775
Wayfair, Inc. — Class A*	1,067	119,632
Pinduoduo, Inc. ADR*	3,504	112,899
Etsy, Inc.*	1,729	97,688
Baozun, Inc. ADR*,1	2,162	92,317
GrubHub, Inc.*	1,566	88,025
Stitch Fix, Inc. — Class A*,1	2,872	55,286
Stamps.com, Inc.*	622	46,308
Total Internet		3,290,404

Distribution & Wholesale - 2.1%
LKQ Corp.*	3,745	117,780
Pool Corp.	544	109,725
Total Distribution & Wholesale		227,505

Commercial Services - 0.6%
Monro, Inc.	819	64,709

Total Common Stocks
(Cost $9,699,430)		10,796,592

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$52,491	52,491
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	16,879	16,879
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	15,191	15,191
Total Repurchase Agreements
(Cost $84,561)		84,561

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	236,449	236,449
Total Securities Lending Collateral
(Cost $236,449)		236,449

Total Investments - 102.5%
(Cost $10,020,440)		$11,117,602
Other Assets & Liabilities, net - (2.5%)		(269,830)
Total Net Assets - 100.0%		$10,847,772

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,796,592	$—	$—	$10,796,592
Repurchase Agreements	—	84,561	—	84,561
Securities Lending Collateral	236,449	—	—	236,449
Total Assets	$11,033,041	$84,561	$—	$11,117,602

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $239,280 of securities loaned (cost $9,935,879)	$11,033,041
Repurchase agreements, at value (cost $84,561)	84,561
Receivables:
Securities sold	1,062,479
Fund shares sold	8,709
Dividends	7,196
Securities lending income	1,286
Interest	5
Total assets	12,197,277

Liabilities:
Payable for:
Fund shares redeemed	1,083,856
Return of securities lending collateral	236,449
Management fees	7,810
Transfer agent and administrative fees	2,297
Portfolio accounting fees	919
Distribution and service fees	743
Trustees’ fees*	330
Miscellaneous	17,101
Total liabilities	1,349,505
Commitments and contingent liabilities (Note 9)	—
Net assets	$10,847,772

Net assets consist of:
Paid in capital	$7,228,243
Total distributable earnings (loss)	3,619,529
Net assets	$10,847,772

Investor Class:
Net assets	$7,956,470
Capital shares outstanding	233,833
Net asset value per share	$34.03

A-Class:
Net assets	$1,670,619
Capital shares outstanding	51,982
Net asset value per share	$32.14
Maximum offering price per share (Net asset value divided by 95.25%)	$33.74

C-Class:
Net assets	$384,923
Capital shares outstanding	13,613
Net asset value per share	$28.28

H-Class:
Net assets	$835,760
Capital shares outstanding	26,651
Net asset value per share	$31.36

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $457)	$102,173
Interest	1,287
Income from securities lending, net	9,043
Total investment income	112,503

Expenses:
Management fees	75,916
Distribution and service fees:
A-Class	2,580
C-Class	2,074
H-Class	2,443
Transfer agent and administrative fees	22,328
Registration fees	9,821
Portfolio accounting fees	8,931
Trustees’ fees*	2,833
Custodian fees	1,288
Line of credit fees	86
Miscellaneous	9,505
Total expenses	137,805
Net investment loss	(25,302)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,956,577
Net realized gain	5,956,577
Net change in unrealized appreciation (depreciation) on:
Investments	(5,341,161)
Net change in unrealized appreciation (depreciation)	(5,341,161)
Net realized and unrealized gain	615,416
Net increase in net assets resulting from operations	$590,114

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(25,302)	$(83,642)
Net realized gain on investments	5,956,577	488,545
Net change in unrealized appreciation (depreciation) on investments	(5,341,161)	2,257,492
Net increase in net assets resulting from operations	590,114	2,662,395

Distributions to shareholders:
Investor Class	—	(62,096)
A-Class	—	(2,423)
C-Class	—	(1,147)
H-Class	—	(6,646)
Total distributions to shareholders	—	(72,312)

Capital share transactions:
Proceeds from sale of shares
Investor Class	18,753,051	109,264,472
A-Class	3,662,192	10,313,921
C-Class	491,237	2,192,820
H-Class	2,257,774	71,311,377
Distributions reinvested
Investor Class	—	61,699
A-Class	—	2,355
C-Class	—	1,137
H-Class	—	6,629
Cost of shares redeemed
Investor Class	(33,925,975)	(108,396,873)
A-Class	(7,985,283)	(6,184,722)
C-Class	(577,029)	(2,382,440)
H-Class	(7,705,374)	(70,311,011)
Net increase (decrease) from capital share transactions	(25,029,407)	5,879,364
Net increase (decrease) in net assets	(24,439,293)	8,469,447

Net assets:
Beginning of period	35,287,065	26,817,618
End of period	$10,847,772	$35,287,065

Capital share activity:
Shares sold
Investor Class	569,124	3,410,858
A-Class	119,399	333,772
C-Class	17,547	82,019
H-Class	72,200	2,409,627
Shares issued from reinvestment of distributions
Investor Class	—	2,028
A-Class	—	82
C-Class	—	45
H-Class	—	236
Shares redeemed
Investor Class	(1,015,062)	(3,391,851)
A-Class	(250,939)	(194,378)
C-Class	(20,669)	(89,015)
H-Class	(248,468)	(2,388,929)
Net increase (decrease) in shares	(756,868)	174,494

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$33.46	$30.17	$26.78	$26.98	$28.13	$23.54
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.02)	.11	.03	(.03)	.11
Net gain (loss) on investments (realized and unrealized)	.60	3.35	3.28	(.23)	(1.10)	4.48
Total from investment operations	.57	3.33	3.39	(.20)	(1.13)	4.59
Less distributions from:
Net investment income	—	(.03)	—	—	(.02)	—
Net realized gains	—	(.01)	—	—	—	—
Total distributions	—	(.04)	—	—	(.02)	—
Net asset value, end of period	$34.03	$33.46	$30.17	$26.78	$26.98	$28.13

Total Return	1.70%	11.06%	12.66%	(0.74%)	(4.01%)	19.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,956	$22,748	$19,876	$8,498	$10,265	$46,283
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.07%)	0.40%	0.10%	(0.10%)	0.42%
Total expenses	1.46%	1.45%	1.37%	1.37%	1.34%	1.33%
Portfolio turnover rate	110%	314%	1,306%	887%	238%	395%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$31.64	$28.60	$25.44	$25.69	$26.85	$22.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.05)	— [c]	(.08)	(.09)	.06
Net gain (loss) on investments (realized and unrealized)	.56	3.13	3.16	(.17)	(1.05)	4.31
Total from investment operations	.50	3.08	3.16	(.25)	(1.14)	4.37
Less distributions from:
Net investment income	—	(.03)	—	—	(.02)	—
Net realized gains	—	(.01)	—	—	—	—
Total distributions	—	(.04)	—	—	(.02)	—
Net asset value, end of period	$32.14	$31.64	$28.60	$25.44	$25.69	$26.85

Total Return[d]	1.58%	10.80%	12.42%	(0.97%)	(4.24%)	19.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,671	$5,806	$1,260	$1,217	$6,313	$19,502
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.16%)	— [f]	(0.34%)	(0.36%)	0.25%
Total expenses	1.71%	1.72%	1.63%	1.62%	1.60%	1.58%
Portfolio turnover rate	110%	314%	1,306%	887%	238%	395%

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$27.95	$25.46	$22.83	$23.23	$24.46	$20.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.31)	(.17)	(.23)	(.24)	(.19)
Net gain (loss) on investments (realized and unrealized)	.49	2.84	2.80	(.17)	(.97)	4.01
Total from investment operations	.33	2.53	2.63	(.40)	(1.21)	3.82
Less distributions from:
Net investment income	—	(.03)	—	—	(.02)	—
Net realized gains	—	(.01)	—	—	—	—
Total distributions	—	(.04)	—	—	(.02)	—
Net asset value, end of period	$28.28	$27.95	$25.46	$22.83	$23.23	$24.46

Total Return[d]	1.18%	9.97%	11.52%	(1.76%)	(4.94%)	18.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$385	$468	$603	$1,601	$2,532	$3,455
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(1.15%)	(0.71%)	(1.00%)	(1.04%)	(0.88%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.34%
Portfolio turnover rate	110%	314%	1,306%	887%	238%	395%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

RETAILING FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$30.87	$27.91	$24.83	$25.07	$26.22	$22.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.11)	.05	(—)[c]	(.11)	.01
Net gain (loss) on investments (realized and unrealized)	.60	3.11	3.03	(.24)	(1.02)	4.21
Total from investment operations	.49	3.00	3.08	(.24)	(1.13)	4.22
Less distributions from:
Net investment income	—	(.03)	—	—	(.02)	—
Net realized gains	—	(.01)	—	—	—	—
Total distributions	—	(.04)	—	—	(.02)	—
Net asset value, end of period	$31.36	$30.87	$27.91	$24.83	$25.07	$26.22

Total Return	1.59%	10.81%	12.40%	(0.96%)	(4.31%)	19.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$836	$6,265	$5,079	$411	$3,407	$8,871
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.37%)	0.18%	(—)[f]	(0.44%)	0.05%
Total expenses	1.72%	1.70%	1.62%	1.62%	1.71%	1.83%
Portfolio turnover rate	110%	314%	1,306%	887%	238%	395%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[f]	Less than 0.01% or (0.01)%.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 14, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class	April 29, 1998

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	4.3%
Microsoft Corp.	4.3%
Alphabet, Inc. — Class A	3.9%
Facebook, Inc. — Class A	2.9%
Visa, Inc. — Class A	2.4%
Mastercard, Inc. — Class A	2.2%
Intel Corp.	2.0%
Cisco Systems, Inc.	2.0%
Oracle Corp.	1.8%
Adobe, Inc.	1.5%
Top Ten Total	27.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	4.33%	5.45%	14.26%	13.32%
A-Class Shares	4.20%	5.19%	13.98%	13.02%
A-Class Shares with sales charge‡	(0.75%)	0.20%	12.88%	12.47%
C-Class Shares	3.80%	4.39%	13.13%	12.18%
C-Class Shares with CDSC§	2.80%	3.41%	13.13%	12.18%
H-Class Shares**	4.21%	5.19%	13.93%	12.87%
S&P 500 Information Technology Index	9.60%	8.60%	18.21%	17.11%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Software - 28.6%
Microsoft Corp.	26,075	$3,625,207
Oracle Corp.	28,088	1,545,683
Adobe, Inc.*	4,749	1,311,911
salesforce.com, Inc.*	8,620	1,279,553
Fidelity National Information Services, Inc.	7,691	1,021,057
Fiserv, Inc.*	9,077	940,286
Intuit, Inc.	3,510	933,449
VMware, Inc. — Class A	6,020	903,361
ServiceNow, Inc.*	3,000	761,550
Activision Blizzard, Inc.	13,566	717,913
Workday, Inc. — Class A*	4,133	702,445
Autodesk, Inc.*	4,312	636,882
Paychex, Inc.	7,424	614,485
Electronic Arts, Inc.*	6,170	603,549
Synopsys, Inc.*	3,723	510,982
ANSYS, Inc.*	2,195	485,885
Cadence Design Systems, Inc.*	7,287	481,525
NetEase, Inc. ADR	1,744	464,218
Splunk, Inc.*	3,920	462,011
Akamai Technologies, Inc.*	4,902	447,945
Atlassian Corporation plc — Class A*	3,429	430,134
SS&C Technologies Holdings, Inc.	8,250	425,453
Twilio, Inc. — Class A*,1	3,869	425,435
Broadridge Financial Solutions, Inc.	3,395	422,440
Take-Two Interactive Software, Inc.*	3,315	415,502
Citrix Systems, Inc.	4,205	405,867
Paycom Software, Inc.*	1,841	385,671
Jack Henry & Associates, Inc.	2,592	378,354
DocuSign, Inc.*	5,930	367,186
Momo, Inc. ADR	11,306	350,260
PTC, Inc.*	4,712	321,264
Aspen Technology, Inc.*	2,600	320,008
Dropbox, Inc. — Class A*	15,748	317,637
Coupa Software, Inc.*	2,420	313,559
MongoDB, Inc.*,1	2,360	284,333
CDK Global, Inc.	5,759	276,950
Total Software		24,289,950

Semiconductors - 20.3%
Intel Corp.	33,546	1,728,625
Texas Instruments, Inc.	9,658	1,248,200
NVIDIA Corp.	6,728	1,171,143
Broadcom, Inc.	4,195	1,158,114
QUALCOMM, Inc.	14,105	1,075,929
Applied Materials, Inc.	15,134	755,187
Micron Technology, Inc.*	16,891	723,779
Analog Devices, Inc.	6,434	718,871
NXP Semiconductor N.V.	6,043	659,412
Lam Research Corp.	2,791	645,028
Advanced Micro Devices, Inc.*	21,772	631,170
KLA Corp.	3,557	567,164
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,792	548,092
Xilinx, Inc.	5,629	539,821
Microchip Technology, Inc.	5,797	538,599
Marvell Technology Group Ltd.	18,244	455,553
Maxim Integrated Products, Inc.	7,760	449,382
Skyworks Solutions, Inc.	5,352	424,146
ASML Holding N.V. — Class G	1,700	422,314
Teradyne, Inc.	6,076	351,861
Cypress Semiconductor Corp.	14,352	334,976
Qorvo, Inc.*	4,517	334,890
ON Semiconductor Corp.*	16,617	319,213
IPG Photonics Corp.*	2,295	311,202
Monolithic Power Systems, Inc.	1,900	295,697
Entegris, Inc.	6,052	284,807
Cree, Inc.*	5,234	256,466
MKS Instruments, Inc.	2,725	251,463
Total Semiconductors		17,201,104

Internet - 17.1%
Alphabet, Inc. — Class A*	2,692	3,287,309
Facebook, Inc. — Class A*	13,866	2,469,257
Baidu, Inc. ADR*	6,555	673,592
Twitter, Inc.*	15,304	630,525
VeriSign, Inc.*	2,808	529,673
Palo Alto Networks, Inc.*	2,488	507,129
Shopify, Inc. — Class A*	1,594	496,786
Match Group, Inc.[1]	6,704	478,934
IAC/InterActiveCorp*	2,153	469,289
CDW Corp.	3,778	465,601
Symantec Corp.	18,344	433,469
GoDaddy, Inc. — Class A*	5,886	388,358
Weibo Corp. ADR*	8,519	381,225
Okta, Inc.*	3,834	377,496
Wix.com Ltd.*	3,215	375,319
YY, Inc. ADR*	6,279	353,068
Autohome, Inc. ADR*	4,126	342,994
F5 Networks, Inc.*	2,393	336,025
Proofpoint, Inc.*	2,420	312,301
Zendesk, Inc.*	4,262	310,614
Zillow Group, Inc. — Class C*,1	9,574	285,497
TripAdvisor, Inc.*	6,760	261,477
FireEye, Inc.*	14,250	190,095
Yelp, Inc. — Class A*	5,172	179,727
Total Internet		14,535,760

Computers - 13.0%
Apple, Inc.	16,230	3,635,033
International Business Machines Corp.	8,908	1,295,402
Accenture plc — Class A	4,077	784,211
Cognizant Technology Solutions Corp. — Class A	10,632	640,738
HP, Inc.	31,699	599,745
Hewlett Packard Enterprise Co.	33,825	513,125
Western Digital Corp.	7,820	466,385
Check Point Software Technologies Ltd.*	4,101	449,060
Seagate Technology plc	8,253	443,929
Fortinet, Inc.*	5,378	412,815
NetApp, Inc.	7,630	400,651
Amdocs Ltd.	5,120	338,483

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
TECHNOLOGY FUND

	Shares	Value
DXC Technology Co.	10,436	$307,862
Zscaler, Inc.*	5,670	267,964
Nutanix, Inc. — Class A*	9,773	256,541
Lumentum Holdings, Inc.*	4,134	221,417
Total Computers		11,033,361

Diversified Financial Services - 5.8%
Visa, Inc. — Class A	12,075	2,077,021
Mastercard, Inc. — Class A	6,866	1,864,600
Pagseguro Digital Ltd. — Class A*	8,020	371,406
Western Union Co.	15,554	360,386
Alliance Data Systems Corp.	2,242	287,267
Total Diversified Financial Services		4,960,680

Commercial Services - 5.6%
PayPal Holdings, Inc.*	12,008	1,243,909
Global Payments, Inc.	6,913	1,099,167
Automatic Data Processing, Inc.	5,914	954,638
Square, Inc. — Class A*	9,779	605,809
FleetCor Technologies, Inc.*	1,962	562,662
Sabre Corp.	12,393	277,541
Total Commercial Services		4,743,726

Telecommunications - 4.8%
Cisco Systems, Inc.	33,700	1,665,117
Motorola Solutions, Inc.	3,567	607,852
Corning, Inc.	19,826	565,438
Arista Networks, Inc.*	2,015	481,424
Juniper Networks, Inc.	13,798	341,500
LogMeIn, Inc.	3,093	219,479
CommScope Holding Company, Inc.*	15,177	178,482
Total Telecommunications		4,059,292

Electronics - 2.5%
Amphenol Corp. — Class A	6,395	617,117
TE Connectivity Ltd.	4,431	412,881
Trimble, Inc.*	9,254	359,148
FLIR Systems, Inc.	5,720	300,815
Avnet, Inc.	5,590	248,671
Coherent, Inc.*	1,410	216,745
Total Electronics		2,155,377

Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	1,804	372,291

Machinery-Diversified - 0.4%
Cognex Corp.	6,534	321,016

Advertising - 0.4%
Trade Desk, Inc. — Class A*	1,685	316,022

Electrical Components & Equipment - 0.4%
Universal Display Corp.	1,816	304,906

Energy-Alternate Sources - 0.3%
First Solar, Inc.*	4,384	254,316

Total Common Stocks
(Cost $64,269,642)		84,547,801

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$436,233	436,233
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	140,278	140,278
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	126,250	126,250
Total Repurchase Agreements
(Cost $702,761)		702,761

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	1,102,680	1,102,680
Total Securities Lending Collateral
(Cost $1,102,680)		1,102,680

Total Investments - 101.8%
(Cost $66,075,083)		$86,353,242
Other Assets & Liabilities, net - (1.8%)		(1,517,364)
Total Net Assets - 100.0%		$84,835,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$84,547,801	$—	$—	$84,547,801
Repurchase Agreements	—	702,761	—	702,761
Securities Lending Collateral	1,102,680	—	—	1,102,680
Total Assets	$85,650,481	$702,761	$—	$86,353,242

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $1,091,367 of securities loaned (cost $65,372,322)	$85,650,481
Repurchase agreements, at value (cost $702,761)	702,761
Receivables:
Dividends	50,220
Fund shares sold	16,819
Foreign tax reclaims	1,107
Securities lending income	555
Interest	44
Total assets	86,421,987

Liabilities:
Payable for:
Return of securities lending collateral	1,102,680
Fund shares redeemed	310,962
Management fees	57,123
Transfer agent and administrative fees	16,801
Portfolio accounting fees	6,720
Distribution and service fees	6,113
Trustees’ fees*	1,611
Miscellaneous	84,099
Total liabilities	1,586,109
Commitments and contingent liabilities (Note 9)	—
Net assets	$84,835,878

Net assets consist of:
Paid in capital	$66,329,078
Total distributable earnings (loss)	18,506,800
Net assets	$84,835,878

Investor Class:
Net assets	$68,143,866
Capital shares outstanding	641,778
Net asset value per share	$106.18

A-Class:
Net assets	$6,601,348
Capital shares outstanding	67,033
Net asset value per share	$98.48
Maximum offering price per share (Net asset value divided by 95.25%)	$103.39

C-Class:
Net assets	$5,213,715
Capital shares outstanding	59,480
Net asset value per share	$87.65

H-Class:
Net assets	$4,876,949
Capital shares outstanding	50,649
Net asset value per share	$96.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $883)	$435,614
Interest	5,518
Income from securities lending, net	910
Total investment income	442,042

Expenses:
Management fees	365,193
Distribution and service fees:
A-Class	8,160
C-Class	25,886
H-Class	11,876
Transfer agent and administrative fees	107,409
Portfolio accounting fees	42,964
Trustees’ fees*	8,059
Custodian fees	6,013
Line of credit fees	75
Miscellaneous	98,986
Total expenses	674,621
Net investment loss	(232,579)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,792,073
Net realized gain	3,792,073
Net change in unrealized appreciation (depreciation) on:
Investments	(1,687,437)
Net change in unrealized appreciation (depreciation)	(1,687,437)
Net realized and unrealized gain	2,104,636
Net increase in net assets resulting from operations	$1,872,057

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(232,579)	$(522,994)
Net realized gain on investments	3,792,073	3,767,489
Net change in unrealized appreciation (depreciation) on investments	(1,687,437)	(1,364,919)
Net increase in net assets resulting from operations	1,872,057	1,879,576

Distributions to shareholders:
Investor Class	—	(3,080,009)
A-Class	—	(302,692)
C-Class	—	(250,584)
H-Class	—	(892,083)
Total distributions to shareholders	—	(4,525,368)

Capital share transactions:
Proceeds from sale of shares
Investor Class	73,107,580	237,217,659
A-Class	1,766,726	5,302,160
C-Class	2,400,529	4,603,973
H-Class	23,603,264	93,765,945
Distributions reinvested
Investor Class	—	2,784,344
A-Class	—	296,049
C-Class	—	248,701
H-Class	—	861,141
Cost of shares redeemed
Investor Class	(67,243,436)	(253,756,561)
A-Class	(1,422,784)	(4,878,516)
C-Class	(2,944,933)	(6,113,433)
H-Class	(31,714,322)	(120,685,679)
Net decrease from capital share transactions	(2,447,376)	(40,354,217)
Net decrease in net assets	(575,319)	(43,000,009)

Net assets:
Beginning of period	85,411,197	128,411,206
End of period	$84,835,878	$85,411,197

Capital share activity:
Shares sold
Investor Class	692,650	2,394,637
A-Class	17,935	57,645
C-Class	27,247	56,674
H-Class	246,377	1,031,403
Shares issued from reinvestment of distributions
Investor Class	—	31,341
A-Class	—	3,586
C-Class	—	3,364
H-Class	—	10,668
Shares redeemed
Investor Class	(649,968)	(2,638,782)
A-Class	(14,462)	(54,600)
C-Class	(33,926)	(73,935)
H-Class	(334,754)	(1,366,969)
Net decrease in shares	(48,901)	(544,968)

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$101.77	$94.62	$75.45	$60.53	$61.23	$55.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.31)	(.29)	(.09)	(.06)	(.10)
Net gain (loss) on investments (realized and unrealized)	4.64	11.99	20.66	15.01	(.64)	5.43
Total from investment operations	4.41	11.68	20.37	14.92	(.70)	5.33
Less distributions from:
Net realized gains	—	(4.53)	(1.20)	—	—	—
Total distributions	—	(4.53)	(1.20)	—	—	—
Net asset value, end of period	$106.18	$101.77	$94.62	$75.45	$60.53	$61.23

Total Return	4.33%	13.05%	27.11%	24.63%	(1.14%)	9.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,144	$60,972	$76,820	$55,016	$22,167	$20,458
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.32%)	(0.34%)	(0.13%)	(0.10%)	(0.17%)
Total expenses	1.46%	1.46%	1.37%	1.38%	1.35%	1.35%
Portfolio turnover rate	98%	255%	270%	320%	388%	280%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$94.51	$88.40	$70.74	$56.88	$57.69	$52.79
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.49)	(.45)	(.25)	(.14)	(.21)
Net gain (loss) on investments (realized and unrealized)	4.30	11.13	19.31	14.11	(.67)	5.11
Total from investment operations	3.97	10.64	18.86	13.86	(.81)	4.90
Less distributions from:
Net realized gains	—	(4.53)	(1.20)	—	—	—
Total distributions	—	(4.53)	(1.20)	—	—	—
Net asset value, end of period	$98.48	$94.51	$88.40	$70.74	$56.88	$57.69

Total Return[c]	4.20%	12.77%	26.77%	24.37%	(1.40%)	9.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,601	$6,007	$5,033	$3,294	$8,327	$9,960
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.54%)	(0.56%)	(0.40%)	(0.25%)	(0.39%)
Total expenses	1.71%	1.71%	1.63%	1.63%	1.60%	1.59%
Portfolio turnover rate	98%	255%	270%	320%	388%	280%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$84.44	$80.06	$64.64	$52.37	$53.50	$49.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.63)	(1.10)	(1.02)	(.64)	(.59)	(.58)
Net gain (loss) on investments (realized and unrealized)	3.84	10.01	17.64	12.91	(.54)	4.78
Total from investment operations	3.21	8.91	16.62	12.27	(1.13)	4.20
Less distributions from:
Net realized gains	—	(4.53)	(1.20)	—	—	—
Total distributions	—	(4.53)	(1.20)	—	—	—
Net asset value, end of period	$87.65	$84.44	$80.06	$64.64	$52.37	$53.50

Total Return[c]	3.80%	11.93%	25.85%	23.41%	(2.11%)	8.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,214	$5,586	$6,409	$3,203	$2,234	$2,910
Ratios to average net assets:
Net investment income (loss)	(1.43%)	(1.33%)	(1.37%)	(1.12%)	(1.12%)	(1.13%)
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	98%	255%	270%	320%	388%	280%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$92.40	$86.54	$69.27	$55.72	$56.54	$51.87
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.64)	(.46)	(.30)	(.23)	(.37)
Net gain (loss) on investments (realized and unrealized)	4.25	11.03	18.93	13.85	(.59)	5.04
Total from investment operations	3.89	10.39	18.47	13.55	(.82)	4.67
Less distributions from:
Net realized gains	—	(4.53)	(1.20)	—	—	—
Total distributions	—	(4.53)	(1.20)	—	—	—
Net asset value, end of period	$96.29	$92.40	$86.54	$69.27	$55.72	$56.54

Total Return	4.21%	12.76%	26.78%	24.32%	(1.45%)	9.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,877	$12,846	$40,149	$21,504	$1,829	$2,831
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.71%)	(0.58%)	(0.46%)	(0.42%)	(0.69%)
Total expenses	1.71%	1.70%	1.63%	1.63%	1.68%	1.85%
Portfolio turnover rate	98%	255%	270%	320%	388%	280%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 1, 1998
A-Class	September 1, 2004
C-Class	April 18, 2001
H-Class	April 1, 1998

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	12.5%
Verizon Communications, Inc.	11.7%
Cisco Systems, Inc.	10.9%
T-Mobile US, Inc.	6.0%
Motorola Solutions, Inc.	4.0%
Sprint Corp.	3.6%
Arista Networks, Inc.	3.1%
CenturyLink, Inc.	2.7%
Juniper Networks, Inc.	2.2%
F5 Networks, Inc.	2.2%
Top Ten Total	58.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	0.24%	(3.15%)	4.02%	4.67%
A-Class Shares	0.13%	(3.37%)	3.73%	4.41%
A-Class Shares with sales charge‡	(4.63%)	(7.95%)	2.73%	3.91%
C-Class Shares	(0.25%)	(4.09%)	2.96%	3.74%
C-Class Shares with CDSC§	(1.24%)	(5.05%)	2.96%	3.74%
H-Class Shares**	0.11%	(3.16%)	3.75%	4.29%
S&P 500 Telecommunication Services Index	6.81%	5.69%	5.17%	9.49%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Telecommunications - 91.6%
AT&T, Inc.	12,974	$490,936
Verizon Communications, Inc.	7,620	459,943
Cisco Systems, Inc.	8,640	426,902
T-Mobile US, Inc.*	2,978	234,577
Motorola Solutions, Inc.	914	155,755
Sprint Corp.*	22,860	141,046
Arista Networks, Inc.*	517	123,522
CenturyLink, Inc.	8,503	106,118
Juniper Networks, Inc.	3,537	87,541
Ubiquiti, Inc.[1]	702	83,019
Zayo Group Holdings, Inc.*	2,433	82,479
GCI Liberty, Inc. — Class A*	1,168	72,498
Ciena Corp.*	1,840	72,183
ViaSat, Inc.*	828	62,365
Vodafone Group plc ADR	2,847	56,684
EchoStar Corp. — Class A*	1,420	56,260
Viavi Solutions, Inc.*	3,676	51,482
Telephone & Data Systems, Inc.	1,948	50,258
America Movil SAB de CV — Class L ADR	3,362	49,959
Iridium Communications, Inc.*	2,338	49,753
Acacia Communications, Inc.*	743	48,592
China Mobile Ltd. ADR	1,169	48,397
BCE, Inc.	991	47,974
Intelsat S.A.*	2,049	46,717
Vonage Holdings Corp.*	4,092	46,240
Telefonica Brasil S.A. ADR	3,508	46,200
CommScope Holding Company, Inc.*	3,890	45,746
TIM Participacoes S.A. ADR	3,026	43,453
KT Corp. ADR	3,840	43,430
Rogers Communications, Inc. — Class B1	876	42,688
TELUS Corp.	1,195	42,566
SK Telecom Company Ltd. ADR	1,914	42,491
InterDigital, Inc.	706	37,044
Shenandoah Telecommunications Co.	1,142	36,281
Plantronics, Inc.	958	35,753
NETGEAR, Inc.*	973	31,350
Total Telecommunications		3,598,202

Internet - 3.8%
F5 Networks, Inc.*	613	86,077
Cogent Communications Holdings, Inc.	847	46,670
Boingo Wireless, Inc.*	1,726	19,159
Total Internet		151,906

Computers - 2.4%
Lumentum Holdings, Inc.*	1,059	56,720
NetScout Systems, Inc.*	1,660	38,280
Total Computers		95,000

Software - 0.9%
Bandwidth, Inc. — Class A*	522	33,987

Electronics - 0.8%
II-VI, Inc.*	459	16,158
Applied Optoelectronics, Inc.*	1,268	14,227
Total Electronics		30,385

Total Common Stocks
(Cost $3,732,262)		3,909,480

SECURITIES LENDING COLLATERAL†,2 - 2.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[3]	108,888	108,888
Total Securities Lending Collateral
(Cost $108,888)		108,888

Total Investments - 102.3%
(Cost $3,841,150)		$4,018,368
Other Assets & Liabilities, net - (2.3%)		(89,573)
Total Net Assets - 100.0%		$3,928,795

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Securities lending collateral — See Note 7.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
TELECOMMUNICATIONS FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,909,480	$—	$—	$3,909,480
Securities Lending Collateral	108,888	—	—	108,888
Total Assets	$4,018,368	$—	$—	$4,018,368

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $107,418 of securities loaned (cost $3,841,150)	$4,018,368
Cash	32,414
Receivables:
Dividends	7,142
Fund shares sold	4,585
Securities lending income	34
Total assets	4,062,543

Liabilities:
Line of Credit	15,000
Payable for:
Return of securities lending collateral	108,888
Management fees	2,599
Transfer agent and administrative fees	764
Distribution and service fees	321
Portfolio accounting fees	306
Trustees’ fees*	108
Fund shares redeemed	73
Miscellaneous	5,689
Total liabilities	133,748
Commitments and contingent liabilities (Note 9)	—
Net assets	$3,928,795

Net assets consist of:
Paid in capital	$5,599,026
Total distributable earnings (loss)	(1,670,231)
Net assets	$3,928,795

Investor Class:
Net assets	$2,823,690
Capital shares outstanding	56,143
Net asset value per share	$50.29

A-Class:
Net assets	$622,816
Capital shares outstanding	13,512
Net asset value per share	$46.09
Maximum offering price per share (Net asset value divided by 95.25%)	$48.39

C-Class:
Net assets	$172,276
Capital shares outstanding	4,232
Net asset value per share	$40.71

H-Class:
Net assets	$310,013
Capital shares outstanding	6,900
Net asset value per share	$44.93

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $808)	$100,778
Interest	335
Income from securities lending, net	99
Total investment income	101,212

Expenses:
Management fees	26,668
Distribution and service fees:
A-Class	771
C-Class	955
H-Class	651
Transfer agent and administrative fees	7,844
Registration fees	6,593
Portfolio accounting fees	3,137
Custodian fees	468
Trustees’ fees*	380
Line of credit fees	20
Miscellaneous	892
Total expenses	48,379
Net investment income	52,833

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	578,173
Net realized gain	578,173
Net change in unrealized appreciation (depreciation) on:
Investments	(632,448)
Net change in unrealized appreciation (depreciation)	(632,448)
Net realized and unrealized loss	(54,275)
Net decrease in net assets resulting from operations	$(1,442)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$52,833	$143,466
Net realized gain (loss) on investments	578,173	(2,345,965)
Net change in unrealized appreciation (depreciation) on investments	(632,448)	281,163
Net decrease in net assets resulting from operations	(1,442)	(1,921,336)

Distributions to shareholders:
Investor Class	—	(19,936)
A-Class	—	(1,268)
C-Class	—	(740)
H-Class	—	(26,326)
Total distributions to shareholders	—	(48,270)

Capital share transactions:
Proceeds from sale of shares
Investor Class	15,404,204	56,729,206
A-Class	446,898	2,672,597
C-Class	908,521	1,119,858
H-Class	1,270,784	101,868,098
Distributions reinvested
Investor Class	—	19,788
A-Class	—	1,268
C-Class	—	722
H-Class	—	26,326
Cost of shares redeemed
Investor Class	(15,575,696)	(54,522,942)
A-Class	(335,187)	(2,655,183)
C-Class	(985,405)	(1,246,196)
H-Class	(1,286,205)	(100,226,371)
Net increase (decrease) from capital share transactions	(152,086)	3,787,171
Net increase (decrease) in net assets	(153,528)	1,817,565

Net assets:
Beginning of period	4,082,323	2,264,758
End of period	$3,928,795	$4,082,323

Capital share activity:
Shares sold
Investor Class	304,120	1,158,535
A-Class	9,584	59,475
C-Class	22,207	27,570
H-Class	28,180	2,399,817
Shares issued from reinvestment of distributions
Investor Class	—	409
A-Class	—	29
C-Class	—	18
H-Class	—	610
Shares redeemed
Investor Class	(307,556)	(1,126,821)
A-Class	(7,105)	(58,699)
C-Class	(24,127)	(30,837)
H-Class	(28,730)	(2,396,248)
Net increase (decrease) in shares	(3,427)	33,858

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$50.17	$47.66	$47.95	$42.91	$45.56	$45.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.49	.46	.43	.49	.44	.72
Net gain (loss) on investments (realized and unrealized)	(.37)	2.17 [e]	1.17	5.55	(1.64)	.63
Total from investment operations	.12	2.63	1.60	6.04	(1.20)	1.35
Less distributions from:
Net investment income	—	(.02)	(1.89)	(1.00)	(1.45)	(1.30)
Net realized gains	—	(.10)	—	—	—	—
Total distributions	—	(.12)	(1.89)	(1.00)	(1.45)	(1.30)
Net asset value, end of period	$50.29	$50.17	$47.66	$47.95	$42.91	$45.56

Total Return	0.24%	5.52%	3.33%	14.21%	(2.49%)	2.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,824	$2,989	$1,309	$12,539	$19,198	$1,316
Ratios to average net assets:
Net investment income (loss)	1.91%	0.94%	0.89%	1.09%	0.97%	1.55%
Total expenses	1.47%	1.47%	1.38%	1.38%	1.34%	1.36%
Portfolio turnover rate	336%	2,115%	1,455%	605%	660%	804%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$46.03	$43.84	$44.39	$39.88	$42.63	$42.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.43	.20	.32	.58	.58
Net gain (loss) on investments (realized and unrealized)	(.13)	1.88 [e]	1.14	5.19	(1.88)	.61
Total from investment operations	.06	2.31	1.34	5.51	(1.30)	1.19
Less distributions from:
Net investment income	—	(.02)	(1.89)	(1.00)	(1.45)	(1.30)
Net realized gains	—	(.10)	—	—	—	—
Total distributions	—	(.12)	(1.89)	(1.00)	(1.45)	(1.30)
Net asset value, end of period	$46.09	$46.03	$43.84	$44.39	$39.88	$42.63

Total Return[c]	0.13%	5.27%	3.08%	13.88%	(2.90%)	2.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$623	$508	$448	$1,081	$1,544	$454
Ratios to average net assets:
Net investment income (loss)	0.81%	0.96%	0.45%	0.75%	1.41%	1.35%
Total expenses	1.71%	1.71%	1.63%	1.62%	1.59%	1.60%
Portfolio turnover rate	336%	2,115%	1,455%	605%	660%	804%

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$40.81	$39.17	$40.14	$36.43	$39.35	$39.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.06	(.09)	.03	(.01)	.06
Net gain (loss) on investments (realized and unrealized)	(.17)	1.70 [e]	1.01	4.68	(1.46)	.70
Total from investment operations	(.10)	1.76	.92	4.71	(1.47)	.76
Less distributions from:
Net investment income	—	(.02)	(1.89)	(1.00)	(1.45)	(1.30)
Net realized gains	—	(.10)	—	—	—	—
Total distributions	—	(.12)	(1.89)	(1.00)	(1.45)	(1.30)
Net asset value, end of period	$40.71	$40.81	$39.17	$40.14	$36.43	$39.35

Total Return[c]	(0.25%)	4.49%	2.30%	13.05%	(3.59%)	1.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172	$251	$368	$406	$248	$499
Ratios to average net assets:
Net investment income (loss)	0.33%	0.15%	(0.22%)	0.07%	(0.03%)	0.14%
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	336%	2,115%	1,455%	605%	660%	804%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$44.88	$42.66	$43.21	$38.85	$41.59	$41.86
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	1.16	(.06)	.58	.17	.60
Net gain (loss) on investments (realized and unrealized)	(.20)	1.18 [e]	1.40	4.78	(1.46)	.43
Total from investment operations	.05	2.34	1.34	5.36	(1.29)	1.03
Less distributions from:
Net investment income	—	(.02)	(1.89)	(1.00)	(1.45)	(1.30)
Net realized gains	—	(.10)	—	—	—	—
Total distributions	—	(.12)	(1.89)	(1.00)	(1.45)	(1.30)
Net asset value, end of period	$44.93	$44.88	$42.66	$43.21	$38.85	$41.59

Total Return	0.11%	5.51%	3.07%	13.94%	(2.95%)	2.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$310	$334	$140	$1,213	$10,353	$151
Ratios to average net assets:
Net investment income (loss)	1.10%	2.73%	(0.14%)	1.44%	0.44%	1.40%
Total expenses	1.71%	1.74%	1.63%	1.62%	1.64%	1.86%
Portfolio turnover rate	336%	2,115%	1,455%	605%	659%	804%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

[e]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 2, 1998
A-Class	September 1, 2004
C-Class	May 14, 2001
H-Class	June 9, 1998

Ten Largest Holdings (% of Total Net Assets)
Union Pacific Corp.	5.8%
United Parcel Service, Inc. — Class B	5.6%
CSX Corp.	4.1%
General Motors Co.	3.9%
Norfolk Southern Corp.	3.7%
FedEx Corp.	3.6%
Tesla, Inc.	3.5%
Ford Motor Co.	3.3%
Delta Air Lines, Inc.	3.3%
Southwest Airlines Co.	2.9%
Top Ten Total	39.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	1.50%	(6.74%)	4.33%	11.26%
A-Class Shares	1.36%	(6.99%)	4.07%	11.00%
A-Class Shares with sales charge‡	(3.45%)	(11.40%)	3.06%	10.46%
C-Class Shares	0.97%	(7.70%)	3.29%	10.17%
C-Class Shares with CDSC§	(0.03%)	(8.52%)	3.29%	10.17%
H-Class Shares**	1.34%	(7.01%)	4.02%	10.83%
S&P 500 Industrials Index	4.59%	1.39%	9.73%	13.43%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Transportation - 46.5%
Union Pacific Corp.	3,851	$623,785
United Parcel Service, Inc. — Class B	5,068	607,248
CSX Corp.	6,326	438,202
Norfolk Southern Corp.	2,236	401,720
FedEx Corp.	2,626	382,267
Old Dominion Freight Line, Inc.	1,271	216,032
Kansas City Southern	1,609	214,013
Expeditors International of Washington, Inc.	2,829	210,167
J.B. Hunt Transport Services, Inc.	1,819	201,272
CH Robinson Worldwide, Inc.	2,326	197,198
Knight-Swift Transportation Holdings, Inc.	4,184	151,879
XPO Logistics, Inc.*	2,090	149,581
Genesee & Wyoming, Inc. — Class A*	1,331	147,089
Kirby Corp.*	1,627	133,674
Landstar System, Inc.	1,102	124,063
Canadian Pacific Railway Ltd.	537	119,461
Canadian National Railway Co.	1,306	117,357
ZTO Express Cayman, Inc. ADR	5,300	113,049
Ryder System, Inc.	1,882	97,431
Werner Enterprises, Inc.	2,661	93,933
Saia, Inc.*	960	89,952
Hub Group, Inc. — Class A*	1,612	74,958
ArcBest Corp.	1,706	51,948
Atlas Air Worldwide Holdings, Inc.*	2,026	51,116
Total Transportation		5,007,395

Airlines - 18.6%
Delta Air Lines, Inc.	6,196	356,890
Southwest Airlines Co.	5,838	315,310
United Airlines Holdings, Inc.*	3,124	276,193
American Airlines Group, Inc.	7,290	196,611
Alaska Air Group, Inc.	2,561	166,235
JetBlue Airways Corp.*	7,682	128,673
Ryanair Holdings plc ADR*	1,694	112,448
Copa Holdings S.A. — Class A	1,010	99,737
SkyWest, Inc.	1,728	99,187
Spirit Airlines, Inc.*	2,504	90,895
Allegiant Travel Co. — Class A	603	90,245
Hawaiian Holdings, Inc.	2,495	65,519
Total Airlines		1,997,943

Auto Manufacturers - 13.5%
General Motors Co.	11,254	421,800
Tesla, Inc.*,1	1,571	378,407
Ford Motor Co.	38,974	357,002
Ferrari N.V.	669	103,086
Fiat Chrysler Automobiles N.V.	7,772	100,647
Tata Motors Ltd. ADR*	11,060	92,794
Total Auto Manufacturers		1,453,736

Auto Parts & Equipment - 12.0%
Aptiv plc	2,039	178,249
BorgWarner, Inc.	4,520	165,794
Lear Corp.	1,346	158,694
Goodyear Tire & Rubber Co.	7,863	113,267
Magna International, Inc.	1,983	105,753
Autoliv, Inc.[1]	1,305	102,938
Visteon Corp.*	1,131	93,353
Delphi Technologies plc	6,446	86,376
Adient plc	3,750	86,100
Dana, Inc.	5,764	83,232
Tenneco, Inc. — Class A	4,770	59,721
American Axle & Manufacturing Holdings, Inc.*	7,183	59,044
Total Auto Parts & Equipment		1,292,521

Commercial Services - 4.1%
AMERCO	410	159,916
Macquarie Infrastructure Corp.	2,740	108,148
Hertz Global Holdings, Inc.*	6,208	85,919
Avis Budget Group, Inc.*	2,993	84,582
Total Commercial Services		438,565

Leisure Time - 2.2%
Harley-Davidson, Inc.	3,993	143,628
Fox Factory Holding Corp.*	1,462	90,995
Total Leisure Time		234,623

Electronics - 1.4%
Gentex Corp.	5,603	154,279

Home Builders - 1.0%
Thor Industries, Inc.	1,871	105,973

Total Common Stocks
(Cost $9,443,053)		10,685,035

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$43,022	43,022
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	13,834	13,834
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	12,451	12,451
Total Repurchase Agreements
(Cost $69,307)		69,307

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
TRANSPORTATION FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	310,141	$310,141
Total Securities Lending Collateral
(Cost $310,141)		310,141

Total Investments - 102.8%
(Cost $9,822,501)		$11,064,483
Other Assets & Liabilities, net - (2.8%)		(303,431)
Total Net Assets - 100.0%		$10,761,052

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,685,035	$—	$—	$10,685,035
Repurchase Agreements	—	69,307	—	69,307
Securities Lending Collateral	310,141	—	—	310,141
Total Assets	$10,995,176	$69,307	$—	$11,064,483

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $303,077 of securities loaned (cost $9,753,194)	$10,995,176
Repurchase agreements, at value (cost $69,307)	69,307
Cash	436
Receivables:
Fund shares sold	94,946
Dividends	2,495
Foreign tax reclaims	300
Securities lending income	75
Interest	4
Total assets	11,162,739

Liabilities:
Payable for:
Return of securities lending collateral	310,141
Securities purchased	63,570
Management fees	7,503
Fund shares redeemed	2,919
Transfer agent and administrative fees	2,207
Distribution and service fees	1,621
Portfolio accounting fees	882
Trustees’ fees*	241
Miscellaneous	12,603
Total liabilities	401,687
Commitments and contingent liabilities (Note 9)	—
Net assets	$10,761,052

Net assets consist of:
Paid in capital	$8,869,302
Total distributable earnings (loss)	1,891,750
Net assets	$10,761,052

Investor Class:
Net assets	$6,378,172
Capital shares outstanding	125,492
Net asset value per share	$50.83

A-Class:
Net assets	$2,619,041
Capital shares outstanding	56,693
Net asset value per share	$46.20
Maximum offering price per share (Net asset value divided by 95.25%)	$48.50

C-Class:
Net assets	$1,309,140
Capital shares outstanding	31,515
Net asset value per share	$41.54

H-Class:
Net assets	$454,699
Capital shares outstanding	10,165
Net asset value per share	$44.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $772)	$139,832
Interest	736
Income from securities lending, net	455
Total investment income	141,023

Expenses:
Management fees	54,206
Distribution and service fees:
A-Class	3,623
C-Class	7,060
H-Class	731
Transfer agent and administrative fees	15,943
Registration fees	7,565
Portfolio accounting fees	6,377
Trustees’ fees*	2,012
Custodian fees	927
Line of credit fees	2
Miscellaneous	6,269
Total expenses	104,715
Net investment income	36,308

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,982,898
Net realized gain	1,982,898
Net change in unrealized appreciation (depreciation) on:
Investments	(2,093,235)
Net change in unrealized appreciation (depreciation)	(2,093,235)
Net realized and unrealized loss	(110,337)
Net decrease in net assets resulting from operations	$(74,029)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,308	$8,472
Net realized gain on investments	1,982,898	1,335,509
Net change in unrealized appreciation (depreciation) on investments	(2,093,235)	(3,063,248)
Net decrease in net assets resulting from operations	(74,029)	(1,719,267)

Distributions to shareholders:
Investor Class	—	(1,010,270)
A-Class	—	(383,942)
C-Class	—	(201,966)
H-Class	—	(62,557)
Total distributions to shareholders	—	(1,658,735)

Capital share transactions:
Proceeds from sale of shares
Investor Class	21,936,686	88,665,130
A-Class	321,851	6,766,786
C-Class	467,756	1,542,021
H-Class	8,602,530	45,730,425
Distributions reinvested
Investor Class	—	967,012
A-Class	—	377,924
C-Class	—	195,596
H-Class	—	61,336
Cost of shares redeemed
Investor Class	(23,360,545)	(96,051,965)
A-Class	(909,771)	(9,156,572)
C-Class	(651,015)	(2,449,793)
H-Class	(8,663,782)	(47,030,659)
Net decrease from capital share transactions	(2,256,290)	(10,382,759)
Net decrease in net assets	(2,330,319)	(13,760,761)

Net assets:
Beginning of period	13,091,371	26,852,132
End of period	$10,761,052	$13,091,371

Capital share activity:
Shares sold
Investor Class	426,527	1,536,445
A-Class	6,760	125,939
C-Class	11,210	31,916
H-Class	194,006	858,575
Shares issued from reinvestment of distributions
Investor Class	—	20,042
A-Class	—	8,599
C-Class	—	4,919
H-Class	—	1,441
Shares redeemed
Investor Class	(460,671)	(1,677,779)
A-Class	(19,527)	(170,903)
C-Class	(15,594)	(52,091)
H-Class	(194,150)	(886,172)
Net decrease in shares	(51,439)	(199,069)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$50.08	$59.10	$53.52	$46.23	$52.06	$44.63
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.09	(.04)	.09	.16	.18
Net gain (loss) on investments (realized and unrealized)	.56 [d]	(4.02)	6.85	7.37	(5.78)	7.25
Total from investment operations	.75	(3.93)	6.81	7.46	(5.62)	7.43
Less distributions from:
Net investment income	—	—	—	(.17)	(.21)	—
Net realized gains	—	(5.09)	(1.23)	—	—	—
Total distributions	—	(5.09)	(1.23)	(.17)	(.21)	—
Net asset value, end of period	$50.83	$50.08	$59.10	$53.52	$46.23	$52.06

Total Return	1.50%	(6.33%)	12.67%	16.14%	(10.80%)	16.65%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,378	$7,994	$16,603	$32,911	$13,638	$42,947
Ratios to average net assets:
Net investment income (loss)	0.73%	0.16%	(0.07%)	0.17%	0.33%	0.37%
Total expenses	1.46%	1.46%	1.37%	1.38%	1.34%	1.35%
Portfolio turnover rate	209%	476%	483%	676%	219%	247%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$45.58	$54.43	$49.50	$42.87	$48.41	$41.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	(.01)	(.07)	(.06)	.04	.05
Net gain (loss) on investments (realized and unrealized)	.48 [d]	(3.75)	6.23	6.86	(5.37)	6.75
Total from investment operations	.62	(3.76)	6.16	6.80	(5.33)	6.80
Less distributions from:
Net investment income	—	—	—	(.17)	(.21)	—
Net realized gains	—	(5.09)	(1.23)	—	—	—
Total distributions	—	(5.09)	(1.23)	(.17)	(.21)	—
Net asset value, end of period	$46.20	$45.58	$54.43	$49.50	$42.87	$48.41

Total Return[c]	1.36%	(6.57%)	12.38%	15.87%	(11.01%)	16.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,619	$3,166	$5,760	$4,742	$5,339	$15,359
Ratios to average net assets:
Net investment income (loss)	0.61%	(0.03%)	(0.12%)	(0.12%)	0.08%	0.12%
Total expenses	1.71%	1.71%	1.63%	1.63%	1.60%	1.60%
Portfolio turnover rate	209%	476%	483%	676%	219%	247%

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$41.14	$50.04	$45.93	$40.09	$45.63	$39.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.41)	(.43)	(.34)	(.24)	(.27)
Net gain (loss) on investments (realized and unrealized)	.43 [d]	(3.40)	5.77	6.35	(5.09)	6.38
Total from investment operations	.40	(3.81)	5.34	6.01	(5.33)	6.11
Less distributions from:
Net investment income	—	—	—	(.17)	(.21)	—
Net realized gains	—	(5.09)	(1.23)	—	—	—
Total distributions	—	(5.09)	(1.23)	(.17)	(.21)	—
Net asset value, end of period	$41.54	$41.14	$50.04	$45.93	$40.09	$45.63

Total Return[c]	0.97%	(7.27%)	11.56%	15.00%	(11.69%)	15.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,309	$1,477	$2,560	$2,307	$2,977	$6,405
Ratios to average net assets:
Net investment income (loss)	(0.16%)	(0.87%)	(0.87%)	(0.81%)	(0.57%)	(0.62%)
Total expenses	2.46%	2.46%	2.38%	2.38%	2.35%	2.35%
Portfolio turnover rate	209%	476%	483%	676%	219%	247%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[e]	Year Ended March 31, 2015[e]
Per Share Data
Net asset value, beginning of period	$44.14	$52.90	$48.15	$41.71	$47.12	$40.61
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.02)	(.13)	(.13)	(.09)	(.10)
Net gain (loss) on investments (realized and unrealized)	.60 [d]	(3.65)	6.11	6.74	(5.11)	6.61
Total from investment operations	.59	(3.67)	5.98	6.61	(5.20)	6.51
Less distributions from:
Net investment income	—	—	—	(.17)	(.21)	—
Net realized gains	—	(5.09)	(1.23)	—	—	—
Total distributions	—	(5.09)	(1.23)	(.17)	(.21)	—
Net asset value, end of period	$44.73	$44.14	$52.90	$48.15	$41.71	$47.12

Total Return	1.34%	(6.61%)	12.33%	15.88%	(11.04%)	16.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$455	$455	$1,929	$4,127	$9,031	$6,249
Ratios to average net assets:
Net investment income (loss)	(0.04%)	(0.04%)	(0.24%)	(0.30%)	(0.20%)	(0.22%)
Total expenses	1.71%	1.69%	1.63%	1.63%	1.72%	1.85%
Portfolio turnover rate	209%	476%	483%	676%	219%	247%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]

Effective September 30, 2015, the Fund’s Advisor Class share were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Investor Class	April 3, 2000
A-Class	September 1, 2004
C-Class	April 27, 2001
H-Class	April 3, 2000

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	5.3%
Duke Energy Corp.	4.1%
Southern Co.	4.0%
Dominion Energy, Inc.	4.0%
Exelon Corp.	3.4%
American Electric Power Company, Inc.	3.4%
Sempra Energy	3.2%
Xcel Energy, Inc.	2.8%
Consolidated Edison, Inc.	2.8%
Public Service Enterprise Group, Inc.	2.8%
Top Ten Total	35.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	8.98%	20.21%	11.02%	11.20%
A-Class Shares	8.85%	19.88%	10.74%	10.93%
A-Class Shares with sales charge‡	3.68%	14.19%	9.67%	10.39%
C-Class Shares	8.42%	18.97%	9.93%	10.10%
C-Class Shares with CDSC§	7.42%	17.97%	9.93%	10.10%
H-Class Shares**	8.85%	19.86%	10.71%	10.77%
S&P 500 Utilities Index	13.14%	27.10%	12.89%	12.51%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.9%

Electric - 82.8%
NextEra Energy, Inc.	21,193	$4,937,757
Duke Energy Corp.	40,281	3,861,337
Southern Co.	59,943	3,702,679
Dominion Energy, Inc.	45,471	3,684,970
Exelon Corp.	65,394	3,159,184
American Electric Power Company, Inc.	33,348	3,124,374
Sempra Energy	20,463	3,020,543
Xcel Energy, Inc.	40,955	2,657,570
Consolidated Edison, Inc.	27,482	2,596,225
Public Service Enterprise Group, Inc.	41,536	2,578,555
WEC Energy Group, Inc.	26,533	2,523,288
Eversource Energy	28,634	2,447,348
Edison International	32,233	2,431,013
FirstEnergy Corp.	48,625	2,345,184
DTE Energy Co.	17,070	2,269,627
Entergy Corp.	19,097	2,241,224
PPL Corp.	69,403	2,185,501
Ameren Corp.	26,026	2,083,381
CMS Energy Corp.	30,751	1,966,526
Avangrid, Inc.	35,643	1,862,347
Evergy, Inc.	27,499	1,830,333
CenterPoint Energy, Inc.	59,936	1,808,869
Vistra Energy Corp.	62,170	1,661,804
Alliant Energy Corp.	30,552	1,647,669
AES Corp.	93,686	1,530,829
Pinnacle West Capital Corp.	15,514	1,505,944
NRG Energy, Inc.	37,209	1,473,476
OGE Energy Corp.	30,655	1,391,124
IDACORP, Inc.	9,760	1,099,659
Hawaiian Electric Industries, Inc.	22,803	1,040,045
Portland General Electric Co.	18,261	1,029,373
Black Hills Corp.	12,927	991,889
ALLETE, Inc.	11,219	980,653
PNM Resources, Inc.	18,092	942,231
PG&E Corp.*	92,360	923,600
NorthWestern Corp.	11,917	894,371
Avista Corp.	17,214	833,846
Total Electric		77,264,348

Gas - 11.2%
Atmos Energy Corp.[1]	14,813	1,687,053
NiSource, Inc.	51,559	1,542,645
UGI Corp.	29,645	1,490,254
ONE Gas, Inc.	10,805	1,038,469
Southwest Gas Holdings, Inc.	11,150	1,015,096
Spire, Inc.	11,145	972,290
New Jersey Resources Corp.	20,766	939,038
National Fuel Gas Co.	19,713	924,934
South Jersey Industries, Inc.	24,108	793,394
Total Gas		10,403,173

Water - 3.9%
American Water Works Company, Inc.	17,611	2,187,814
Aqua America, Inc.	31,795	1,425,370
Total Water		3,613,184

Building Materials - 1.2%
MDU Resources Group, Inc.	38,818	1,094,279

Energy-Alternate Sources - 0.8%
Pattern Energy Group, Inc. — Class A	27,453	739,309

Pipelines - 0.0%
Kinder Morgan, Inc.	1	21

Total Common Stocks
(Cost $78,959,716)		93,114,314

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$341,594	341,594
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	109,845	109,845
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	98,861	98,861
Total Repurchase Agreements
(Cost $550,300)		550,300

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	1,332,644	1,332,644
Total Securities Lending Collateral
(Cost $1,332,644)		1,332,644

Total Investments - 101.9%
(Cost $80,842,660)		$94,997,258
Other Assets & Liabilities, net - (1.9%)		(1,739,013)
Total Net Assets - 100.0%		$93,258,245

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
UTILITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$93,114,314	$—	$—	$93,114,314
Repurchase Agreements	—	550,300	—	550,300
Securities Lending Collateral	1,332,644	—	—	1,332,644
Total Assets	$94,446,958	$550,300	$—	$94,997,258

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $1,302,788 of securities loaned (cost $80,292,360)	$94,446,958
Repurchase agreements, at value (cost $550,300)	550,300
Receivables:
Securities sold	4,346,494
Dividends	194,185
Fund shares sold	98,652
Foreign tax reclaims	315
Securities lending income	41
Interest	35
Total assets	99,636,980

Liabilities:
Payable for:
Fund shares redeemed	4,844,153
Return of securities lending collateral	1,332,644
Management fees	64,139
Transfer agent and administrative fees	18,864
Portfolio accounting fees	7,546
Distribution and service fees	7,488
Trustees’ fees*	1,954
Miscellaneous	101,947
Total liabilities	6,378,735
Commitments and contingent liabilities (Note 9)	—
Net assets	$93,258,245

Net assets consist of:
Paid in capital	$76,150,544
Total distributable earnings (loss)	17,107,701
Net assets	$93,258,245

Investor Class:
Net assets	$73,373,403
Capital shares outstanding	1,456,376
Net asset value per share	$50.38

A-Class:
Net assets	$6,564,639
Capital shares outstanding	141,893
Net asset value per share	$46.26
Maximum offering price per share (Net asset value divided by 95.25%)	$48.57

C-Class:
Net assets	$6,860,680
Capital shares outstanding	177,597
Net asset value per share	$38.63

H-Class:
Net assets	$6,459,523
Capital shares outstanding	145,028
Net asset value per share	$44.54

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $156)	$1,622,329
Interest	5,922
Income from securities lending, net	290
Total investment income	1,628,541

Expenses:
Management fees	448,565
Distribution and service fees:
A-Class	7,802
C-Class	33,225
H-Class	6,059
Transfer agent and administrative fees	131,931
Portfolio accounting fees	52,772
Registration fees	43,494
Trustees’ fees*	13,495
Custodian fees	7,443
Line of credit fees	274
Miscellaneous	73,665
Total expenses	818,725
Net investment income	809,816

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,906,857
Net realized gain	8,906,857
Net change in unrealized appreciation (depreciation) on:
Investments	(843,303)
Net change in unrealized appreciation (depreciation)	(843,303)
Net realized and unrealized gain	8,063,554
Net increase in net assets resulting from operations	$8,873,370

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$809,816	$965,922
Net realized gain (loss) on investments	8,906,857	(5,232,520)
Net change in unrealized appreciation (depreciation) on investments	(843,303)	12,114,697
Net increase in net assets resulting from operations	8,873,370	7,848,099

Capital share transactions:
Proceeds from sale of shares
Investor Class	108,566,807	323,470,925
A-Class	3,284,245	22,705,354
C-Class	1,613,714	3,526,128
H-Class	13,461,488	57,147,601
Cost of shares redeemed
Investor Class	(148,079,783)	(232,777,368)
A-Class	(2,897,113)	(21,114,229)
C-Class	(1,786,838)	(4,556,272)
H-Class	(13,375,718)	(52,476,424)
Net increase (decrease) from capital share transactions	(39,213,198)	95,925,715
Net increase (decrease) in net assets	(30,339,828)	103,773,814

Net assets:
Beginning of period	123,598,073	19,824,259
End of period	$93,258,245	$123,598,073

Capital share activity:
Shares sold
Investor Class	2,302,836	7,609,327
A-Class	77,011	589,193
C-Class	44,587	107,447
H-Class	319,542	1,572,817
Shares redeemed
Investor Class	(3,127,380)	(5,559,152)
A-Class	(67,647)	(553,480)
C-Class	(49,132)	(140,076)
H-Class	(321,947)	(1,448,772)
Net increase (decrease) in shares	(822,130)	2,177,304

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$46.23	$39.03	$39.34	$40.23	$36.98	$34.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.77	.68	.59	.73	.84
Net gain (loss) on investments (realized and unrealized)	3.76	6.43	.06	2.25	3.09	2.26
Total from investment operations	4.15	7.20	.74	2.84	3.82	3.10
Less distributions from:
Net investment income	—	—	(.53)	(.87)	(.57)	(.13)
Net realized gains	—	—	(.52)	(2.86)	—	—
Total distributions	—	—	(1.05)	(3.73)	(.57)	(.13)
Net asset value, end of period	$50.38	$46.23	$39.03	$39.34	$40.23	$36.98

Total Return	8.98%	18.45%	1.72%	8.04%	10.61%	9.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,373	$105,443	$9,006	$24,116	$50,753	$55,156
Ratios to average net assets:
Net investment income (loss)	1.63%	1.80%	1.67%	1.47%	2.00%	2.31%
Total expenses	1.46%	1.48%	1.38%	1.38%	1.35%	1.35%
Portfolio turnover rate	77%	390%	452%	507%	475%	384%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$42.50	$35.97	$36.43	$37.63	$34.70	$32.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.30	.47	.54	.45	.63	.66
Net gain (loss) on investments (realized and unrealized)	3.46	6.06	.05	2.08	2.87	2.15
Total from investment operations	3.76	6.53	.59	2.53	3.50	2.81
Less distributions from:
Net investment income	—	—	(.53)	(.87)	(.57)	(.13)
Net realized gains	—	—	(.52)	(2.86)	—	—
Total distributions	—	—	(1.05)	(3.73)	(.57)	(.13)
Net asset value, end of period	$46.26	$42.50	$35.97	$36.43	$37.63	$34.70

Total Return[c]	8.85%	18.15%	1.45%	7.75%	10.38%	8.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,565	$5,633	$3,482	$9,362	$22,448	$9,782
Ratios to average net assets:
Net investment income (loss)	1.37%	1.21%	1.43%	1.20%	1.85%	1.93%
Total expenses	1.71%	1.72%	1.63%	1.63%	1.60%	1.60%
Portfolio turnover rate	77%	390%	452%	507%	475%	384%

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$35.63	$30.39	$31.15	$32.96	$30.70	$28.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.26	.25	.22	.28	.36
Net gain (loss) on investments (realized and unrealized)	2.88	4.98	.04	1.70	2.55	1.92
Total from investment operations	3.00	5.24	.29	1.92	2.83	2.28
Less distributions from:
Net investment income	—	—	(.53)	(.87)	(.57)	(.13)
Net realized gains	—	—	(.52)	(2.86)	—	—
Total distributions	—	—	(1.05)	(3.73)	(.57)	(.13)
Net asset value, end of period	$38.63	$35.63	$30.39	$31.15	$32.96	$30.70

Total Return[c]	8.42%	17.24%	0.69%	6.97%	9.55%	7.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,861	$6,489	$6,526	$8,270	$10,438	$8,417
Ratios to average net assets:
Net investment income (loss)	0.65%	0.79%	0.78%	0.69%	0.94%	1.18%
Total expenses	2.46%	2.46%	2.38%	2.37%	2.35%	2.35%
Portfolio turnover rate	77%	390%	452%	507%	475%	384%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$40.92	$34.64	$35.12	$36.40	$33.61	$31.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.57	.31	.41	.54	.60
Net gain (loss) on investments (realized and unrealized)	3.37	5.71	.26	2.04	2.82	2.05
Total from investment operations	3.62	6.28	.57	2.45	3.36	2.65
Less distributions from:
Net investment income	—	—	(.53)	(.87)	(.57)	(.13)
Net realized gains	—	—	(.52)	(2.86)	—	—
Total distributions	—	—	(1.05)	(3.73)	(.57)	(.13)
Net asset value, end of period	$44.54	$40.92	$34.64	$35.12	$36.40	$33.61

Total Return	8.85%	18.13%	1.44%	7.80%	10.31%	8.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,460	$6,033	$810	$5,379	$6,448	$13,546
Ratios to average net assets:
Net investment income (loss)	1.19%	1.51%	0.85%	1.13%	1.65%	1.79%
Total expenses	1.71%	1.72%	1.63%	1.62%	1.68%	1.84%
Portfolio turnover rate	77%	390%	452%	507%	475%	384%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]

Effective September 30, 2015, the Fund’s Advisor Class shares were converted into H-Class shares. The financial highlights for periods prior to that date reflect the performance of the former Advisor Class.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2019, the Trust consisted of fifty-two funds.

This report covers the following Funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified

At September 30, 2019, Investor Class, A-Class, C-Class and H-Class shares have been issued by the Funds.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a Fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. lf there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(c) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(d) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(e) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(f) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.90% at September 30, 2019.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

When the aggregate assets of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund will be reduced in accordance with the asset level and breakpoint schedule set forth below:

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.05%
> $2 billion	0.075%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2019, GFD retained sales charges of $45,539 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$18,407,712	$289,890	$(9,790)	$280,100
Basic Materials Fund	31,377,157	3,915,210	(947,455)	2,967,755
Biotechnology Fund	108,867,750	73,115,649	(4,076,074)	69,039,575
Consumer Products Fund	121,260,103	57,441,260	(1,732,786)	55,708,474
Electronics Fund	56,332,106	2,426,646	(476,212)	1,950,434
Energy Fund	24,529,179	—	(8,511,789)	(8,511,789)
Energy Services Fund	12,491,856	—	(6,155,269)	(6,155,269)
Financial Services Fund	29,267,589	3,198,604	(55,527)	3,143,077
Health Care Fund	35,191,236	342,300	(1,266,765)	(924,465)
Internet Fund	45,783,446	—	(3,217,172)	(3,217,172)
Leisure Fund	13,677,399	744,837	(321,722)	423,115
Precious Metals Fund	74,536,528	—	(9,926,846)	(9,926,846)
Real Estate Fund	28,999,102	—	(858,059)	(858,059)
Retailing Fund	11,284,119	171,979	(338,496)	(166,517)
Technology Fund	73,630,922	13,483,651	(761,331)	12,722,320
Telecommunications Fund	4,530,148	—	(511,780)	(511,780)
Transportation Fund	11,545,967	—	(481,484)	(481,484)
Utilities Fund	85,670,522	10,455,969	(1,129,233)	9,326,736

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Securities Transactions

For the period ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$46,592,096	$42,174,816
Basic Materials Fund	13,629,163	18,386,316
Biotechnology Fund	26,067,902	59,837,507
Consumer Products Fund	72,898,848	86,115,281
Electronics Fund	115,025,205	85,568,451
Energy Fund	45,048,556	47,991,162
Energy Services Fund	62,601,843	66,844,317
Financial Services Fund	37,423,418	21,592,492
Health Care Fund	39,820,386	84,885,217
Internet Fund	78,897,631	64,127,517
Leisure Fund	37,939,037	38,797,947
Precious Metals Fund	111,996,371	114,755,844
Real Estate Fund	93,277,638	86,349,780
Retailing Fund	19,468,544	44,381,309
Technology Fund	81,372,590	83,911,468
Telecommunications Fund	16,147,215	16,244,953
Transportation Fund	26,568,171	28,734,288
Utilities Fund	81,979,743	119,967,200

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2019, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$3,223,343	$3,552,617	$100,848
Basic Materials Fund	1,285,885	2,407,828	92,553
Biotechnology Fund	2,395,507	4,566,354	2,312,716
Consumer Products Fund	10,402,714	5,371,183	(165,184)
Electronics Fund	18,043,835	8,324,041	672,162
Energy Fund	3,517,008	2,934,529	(32,980)
Energy Services Fund	4,144,171	2,789,178	(319,948)
Financial Services Fund	6,191,867	4,254,956	46,262
Health Care Fund	5,849,826	8,836,918	819,879
Internet Fund	13,451,637	9,067,905	355,940
Leisure Fund	7,755,424	4,417,059	118,659
Precious Metals Fund	5,688,198	5,705,702	55,297
Real Estate Fund	7,325,626	5,210,361	221,992
Retailing Fund	4,562,100	3,883,960	353,517
Technology Fund	15,923,661	16,592,216	1,163,183
Telecommunications Fund	2,780,342	1,529,084	95,354
Transportation Fund	1,793,750	1,907,292	70,618
Utilities Fund	4,929,182	4,040,555	297,680

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report.The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.35%			1.75%
Due 10/01/19	$194,737,402	$194,750,114	06/30/22	$196,919,400	$198,632,205

Bank of America Merrill Lynch			U.S. TIP Note
2.28%			1.25%
Due 10/01/19	62,621,053	62,625,019	07/15/20	63,404,852	63,873,490

Barclays Capital			U.S. Treasury Bond
2.00%			3.38%
Due 10/01/19	56,358,948	56,362,079	05/15/44	45,816,100	57,486,205

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
Basic Materials Fund	$832,140	$(832,140)	$—	$838,122		$—	$838,122
Biotechnology Fund	7,865,907	(7,865,907)	—	8,153,730		—	8,153,730
Consumer Products Fund	271,198	(271,198)	—	280,035		—	280,035
Electronics Fund	503,232	(503,232)	—	508,500		—	508,500
Energy Fund	143,897	(143,897)	—	146,550		—	146,550
Energy Services Fund	198,816	(198,816)	—	204,529		—	204,529
Financial Services Fund	71,457	(71,457)	—	74,646		—	74,646
Health Care Fund	330,404	(330,404)	—	346,447		—	346,447
Internet Fund	1,619,523	(1,619,523)	—	1,645,106		—	1,645,106
Leisure Fund	272,018	(272,018)	—	278,172		—	278,172
Precious Metals Fund	4,261,000	(4,261,000)	—	4,575,399		—	4,575,399
Real Estate Fund	270,307	(270,307)	—	282,724		—	282,724
Retailing Fund	239,280	(236,449)	2,831	236,449	*	—	236,449
Technology Fund	1,091,367	(1,091,367)	—	1,102,680		—	1,102,680
Telecommunications Fund	107,418	(107,418)	—	108,888		—	108,888
Transportation Fund	303,077	(303,077)	—	310,141		—	310,141
Utilities Fund	1,302,788	(1,302,788)	—	1,332,644		—	1,332,644

(a)	Actual collateral received by the Fund is generally greater than the amount due to collateralization.
*	Subsequent to September 30, 2019, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 8, 2020. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 3.41% for the period ended September 30, 2019. On September 30, 2019, the Telecommunications Fund borrowed $15,000 under this agreement. The remaining Funds did not have any borrowings outstanding under this agreement at September 30, 2019.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended September 30, 2019, were as follows:

Fund	Average Daily Balance
Banking Fund	$2,754
Biotechnology Fund	3,978
Consumer Products Fund	6,546
Electronics Fund	5,995
Energy Fund	5,546
Energy Services Fund	11,322
Financial Services Fund	842
Health Care Fund	4,104
Internet Fund	104
Leisure Fund	885
Precious Metals Fund	781
Real Estate Fund	7,530
Retailing Fund	4,820
Technology Fund	4,224
Telecommunications Fund	1,169
Transportation Fund	120
Utilities Fund	15,486

Note 9 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 10 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Special Meeting of Shareholders — Voting Results

A joint special meeting of shareholders of the Trust was held on October 24, 2019 to elect the following ten nominees to the Board of Trustees of the Trust: Randall C. Barnes, Angela Brock-Kyle, Donald A. Chubb, Jr., Jerry B. Farley, Roman Friedrich III, Thomas F. Lydon, Jr., Ronald A. Nyberg, Sandra G. Sponem, Ronald E. Toupin, Jr. and Amy J. Lee. At the meeting, the following votes were recorded:

Nominee	Shares For	Shares Withheld
Randall C. Barnes	182,013,322	3,038,253
Angela Brock-Kyle	182,013,119	3,038,456
Donald A. Chubb, Jr.	182,008,520	3,043,055
Jerry B. Farley	181,911,245	3,140,330
Roman Friedrich III	181,912,825	3,138,750
Thomas F. Lydon, Jr.	181,907,886	3,143,689
Ronald A. Nyberg	181,907,937	3,143,638
Sandra G. Sponem	181,907,670	3,143,905
Ronald E. Toupin, Jr.	181,906,696	3,144,879
Amy J. Lee	182,013,277	3,038,298

Corey A. Colehour and J. Kenneth Dalton resigned from the Board of Trustees of the Trust effective as of the conclusion of the quarterly meeting of the Board of Trustees of the Trust held on November 11, 2019.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-PORT and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), each of whom is not an “interested person,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), attended an in-person meeting held on May 20, 2019 (the “May Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the Advisory Agreement dated March 1, 2012, as amended, between the Trust and Security Investors, LLC (the “Advisor”), pursuant to which the Advisor serves as investment adviser to each series of the Trust (each, a “Fund” and collectively, the “Funds”)(the “Advisory Agreement”). Consistent with its practice, the Board considered information pertaining to the renewal of the Advisory Agreement at an in-person meeting held

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OTHER INFORMATION (Unaudited)(continued)

on April 24, 2019 (the “April Meeting” and, together with the May Meeting, the “Meetings”). After careful consideration, the Board unanimously approved, at the May Meeting, the continuance of the Advisory Agreement for an additional one-year term based on the Board’s review of qualitative and quantitative information provided by the Advisor. In the course of its consideration, the Board deemed the materials provided by the Advisor at, and prior to, the Meetings to be instrumental in the Trustees’ deliberations and their process in considering the continuation of the Advisory Agreement. The Board also considered the review it conducted at each Meeting, as augmented by additional teleconference meetings prior to each Meeting, to be integral to its consideration of the continuation of the Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as they deemed reasonably necessary to evaluate the Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the continuation of the Advisory Agreement, and participated in discussions with representatives of the Advisor during which the representatives answered the Independent Trustees’ questions and agreed to provide certain additional information for their consideration. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). In addition, at the April Meeting, the Board met with representatives of FUSE Research Network (“FUSE”), the independent third-party service provider engaged to prepare the FUSE reports, to review FUSE’s process and methodology for preparing the FUSE reports presented to the Board for its consideration, including in particular, the process for the selection of peer funds. The Independent Trustees carefully evaluated all of the information provided, met in executive session outside the presence of Fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts; (d) each Fund’s overall fees and operating expenses compared with those of similar funds, and the existence of or potential for the realization of economies of scale; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources and relationships with third-party service providers, necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to each Fund; and (c) agreed to approve the continuation of the Advisory Agreement for an additional one-year term based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), enterprise and Fund risk management infrastructure and processes, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity program. The Board reviewed the scope of services provided by the Advisor under the Advisory Agreement and noted that there would be no significant differences between the scope of services provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the continuation of the Advisory Agreement would ensure shareholders of the Funds continue to receive high quality services at a cost that is appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. Part of the Board’s review focused on the information presented in the FUSE reports, which provided comparisons of the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of

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OTHER INFORMATION (Unaudited)(concluded)

funds selected by FUSE. In the FUSE reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s opinion that it found the peer groups compiled by FUSE to be appropriate, but acknowledged the existence of certain key features of the Funds that differentiate them from their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and, in certain cases, the Fund’s tradability feature) that should be taken into consideration. With respect to tradability, in particular, the Board considered that non-tradable peer funds incur lower expense ratios than the tradable Funds because the non-tradable peer funds necessarily experience less shareholder activity and lower transaction volumes than the tradable Funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also considered recent fee trends produced, at least in part, by industry-wide pressure on fees, as well as the Trust’s niche registered investment adviser clientele. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the Advisory Agreement for the last calendar year, noting the asset-based breakpoints implemented by the Advisor in June 2018 for the advisory fee rates for each series of the Trust (with the exception of the Trust’s Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (the “Alternative Funds”). In its review, the Board considered the direct revenue and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis, which the Advisor confirmed was unchanged from the previous year. In its evaluation, the Board also considered the effect of the sale of Guggenheim’s ETF business in April 2018 on the Advisor’s and its affiliates’ profitability for the past year. The Board also considered the challenges currently affecting the sale of mutual funds, including the continued fall-out from the Department of Labor’s failed Fiduciary Rule, and alternative investment funds. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the asset-based breakpoints in the fee schedule to the Advisory Agreement, effective June 1, 2018, and discussed certain of the Funds’ potential to benefit from the future realization of economies of scale. The Board noted the absence of breakpoints for the Trust’s Alternative Funds and the factors differentiating the Alternative Funds from the Trust’s other Funds. The Board agreed it would continue to monitor the performance of the Alternative Funds to determine whether breakpoints are warranted. The Board reviewed the terms of the breakpoints for the other Funds and noted that many of the Funds had not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board also noted that it intends to monitor the asset levels and thresholds at which the breakpoints are set to determine if they continue to be appropriate in the future.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be derived by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under separate distribution agreements, Distribution Plans and Distribution and Shareholder Services Plans pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements, as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement were reasonable, and that approval of the continuation of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee (November 2019-present).	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Trustee, Purpose Investments Funds (2013-Present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Angela Brock-Kyle (1959)	Trustee and Member of the Audit Committee (2016-present); and Member of the Governance and Nominating Committee (2017-present).	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	157	None.
Donald A. Chubb, Jr. (1946)	Trustee (November 2019-present).	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	157	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee (November 2019-present).	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust (2000-Present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee (November 2019-present).	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	157	Former: Zincore Metals, Inc. (2009-January 2019).
Thomas F. Lydon, Jr. (1960)	Trustee, Member of the Audit Committee (2005-present); and Chairman and Member of the Governance and Nominating Committee (2017-present).	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	157	Current: US Global Investors (GROW) (1995-present); and Harvest Volatility Edge Trust (3) (2017-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee (November 2019-present).	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Member of the Audit Committee (2016-present); Member of the Governance and Nominating Committee (2017-present); Chairwoman (January 2019-present); and Chairwoman of Audit Committee (November 2019-present).	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	157	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee (November 2019-present).

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

			157

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

164 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer (November 2019-present).	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- 2018); President, certain other funds in the Fund Complex (2017-November 2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 165

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer (November 2019-present)

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Michael P. Megaris (1984)	Assistant Secretary (2018-present)	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer (2017-present)

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Director, Guggenheim Investments (2013-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

166 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

William Rehder (1967)	Assistant Vice President (2018-present)	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (2017-present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
*****	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 167

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

168 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 169

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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9.30.2019

Rydex Funds Semi-Annual Report

Domestic Equity Funds
Nova Fund
S&P 500® Fund
Inverse S&P 500® Strategy Fund
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 1.5x Strategy Fund
Russell 2000® Fund
Inverse Russell 2000® Strategy Fund
Dow Jones Industrial Average® Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund
Inverse High Yield Strategy Fund
Money Market Fund
U.S. Government Money Market Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	RBENF-SEMI-0919x0320

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
NOVA FUND	12
S&P 500® FUND	27
INVERSE S&P 500® STRATEGY FUND	39
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND	48
INVERSE NASDAQ-100® STRATEGY FUND	57
MID-CAP 1.5X STRATEGY FUND	67
INVERSE MID-CAP STRATEGY FUND	79
RUSSELL 2000® 1.5x STRATEGY FUND	86
RUSSELL 2000® FUND	94
INVERSE RUSSELL 2000® STRATEGY FUND	101
DOW JONES INDUSTRIAL AVERAGE® FUND	108
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	116
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	125
HIGH YIELD STRATEGY FUND	135
INVERSE HIGH YIELD STRATEGY FUND	144
U.S. GOVERNMENT MONEY MARKET FUND	151
NOTES TO FINANCIAL STATEMENTS	157
OTHER INFORMATION	175
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	178
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	183

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2019

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2019.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2019

The Fixed Income Funds may not be suitable for all investors. ● Fixed income investments are subject to credit, liquidity, interest rate, and, depending on the instrument, counterparty risk. These risks may be increased to the extent fixed income investments are concentrated in any one issuer, industry, region, or country. The market value of fixed income investments generally will fluctuate with, among other things, the financial condition of the obligors on the underlying debt obligations, general economic conditions, the condition of certain financial markets, political events, developments or trends in any particular industry, and changes in prevailing interest rates. In general, any interest rate increases can cause the price of a debt security to decrease and vice versa.

The High Yield Strategy Fund and Inverse High Yield Strategy Fund may not be suitable for all investors. ● The use of derivatives such as futures, options and swap agreements will expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● A highly liquid secondary market may not exist for the credit default swaps the Funds invest in, and there can be no assurance that a highly liquid secondary market will develop. ● The Funds’ market value will change in response to interest rate changes and market conditions among other factors. ● You may have a gain or loss when you sell your shares. ● In general, bond prices rise when interest rates fall, and vice versa. The Funds’ exposure to the high yield bond market may subject the Funds to greater volatility because (i) the Funds will be affected by the ability of high yield security issuers’ ability to make principal and interest payments and (ii) the prices of derivatives linked to high yield bonds may fluctuate unpredictably and not necessarily in relation to interest rates. ● It is important to note that the Funds are not guaranteed by the U.S. government. The Funds are subject to active trading risks that may increase volatility and impact their ability to achieve their investment objectives. ● Investing in the Inverse High Yield Strategy Fund involves certain risks, which include volatility due to the Fund’s possible use of short sales of security and derivatives such as options and futures.

Monthly leveraged funds are not suitable for all investors. ● These funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking monthly leveraged investment results, and (c) intend to actively monitor and manage their investments. ● The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The funds’ use of derivatives, such as futures, options, and swap agreements, may expose the funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Monthly leveraged funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a monthly basis. Because monthly leveraged funds seek to track the performance of their benchmark on a monthly basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the quarterly, annual or other period performance of its benchmark. Due to the compounding of monthly returns, leveraged funds’ returns over periods other than one calendar month will likely differ in amount and possibly direction from the benchmark return for the same period. For those funds that consistently apply leverage, the value of the funds’ shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. Monthly leveraged funds rebalance their portfolios on a monthly basis on the last day of each calendar month, increasing exposure in response to that month’s gains or reducing exposure in response to that month’s losses. ● Throughout the month, the amount of leverage that a monthly leveraged fund provides is allowed to float. Purchasing monthly leveraged funds on any day other than the last day of each calendar month will likely mean that the monthly leveraged fund’s actual leverage is different from its monthly leverage target. Investors should monitor their monthly leveraged funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the monthly leveraged funds’ prospectus.

The U.S. Government Money Market Fund may not be suitable for all investors. ● You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2019

Economic data has been mixed over the past few months. On the positive side, we saw a pickup in the housing market as measured by housing starts and home sales, which could be a delayed response to lower mortgage rates. Industrial production had the strongest month-over-month gain in a year, partially boosted by an increase in oil production in Hurricane Barry’s wake. The unemployment rate fell to a 50-year low of 3.5% in September 2019, despite a continued moderation in payroll gains.

On the negative side, the Institute for Supply Management (“ISM”) Manufacturing Index plunged to the weakest reading since June 2009. The ISM Non-Manufacturing Index also came in well below expectations, the lowest since August 2016. Within both the manufacturing and non-manufacturing ISM indexes, analysts look at the employment component of the survey for an early read on other labor market indicators. Here we find more cause for concern: The non-manufacturing survey’s employment component is now barely above 50 while the manufacturing employment sub-index stands at 46.3, well into contraction territory. Combined, the outlook for output and hiring has dimmed, signaling trouble ahead for consumers.

Retail sales have been steady, but Commerce Department data showed that total consumer spending on goods and services increased only 0.1% month-over-month in August 2019, the smallest gain in six months. It is hard to identify the primary reason why consumers may already be turning more conservative on spending. Income growth looks steady, the equity market is higher year-to-date, and rates are lower, all of which should be boosting consumer confidence. Sentiment surveys, however, show that fewer consumers believe now is a good time to buy homes, vehicles, and household durables, and headline consumer confidence measures have ticked down. We believe trade policy and political concerns are weighing on sentiment, and these headwinds are set to ramp up further. Additional U.S. tariffs on China are due to take effect on December 15, 2019 and the U.S. House of Representatives is pressing forward with its impeachment inquiry into President Trump.

Guggenheim’s dashboard of U.S. recession indicators continues to point to a recession beginning as early as the first half of 2020, and we think the economic data is corroborating this view. Two of the more notable indicators pointing to high recession risk are the three-month/10-year U.S. Treasury yield curve, which has been inverted for 16 consecutive weeks through period end, and the Leading Economic Indicators Index which has slowed from a year-over-year growth rate of 6.6% in September 2018 to 1.1% as of August 2019. The indicators Guggenheim tracks as part of our recession probability model indicate a nearly 50% chance that a recession will come before mid-2020, and a 70% chance that it will arrive by mid-2021.

Over the period, the U.S. Treasury curve continued its overall flattening trend, as the difference between the two-year U.S. Treasury and 10-year U.S. Treasury narrowed to 5 basis points. Equity markets remained volatile, buoyed by a 25 basis point cut in July and September 2019 by the U.S. Federal Reserve (the “Fed”) and relatively strong U.S. economic data, but weighed down by trade war uncertainty and fears of a global slowdown.

With downside risks growing, markets have become more sensitive to the Fed’s communications about the future stance of monetary policy. Despite the two rate cuts, Fed policymakers are deeply divided. It is still unclear whether the Fed will deliver the aggressive and preemptive policy action that would prolong the current expansion.

As it relates to risk-taking, we are not confident that the Fed would succeed in easing credit conditions if conditions were to tighten materially. The Fed may act too late, or its actions may have little impact given that low rates this year have largely failed to stimulate growth. With credit spreads still relatively tight on a historical basis, we believe it is prudent to remain up in quality as we await better opportunities to deploy capital in riskier credit sectors in the coming downturn.

For the six-month period ended September 30, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned 6.08%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.93%. The return of the MSCI Emerging Markets Index* was -3.40%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.42% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.87%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.20% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2019

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Long Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The Long U.S. Treasury Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® (“DJIA”) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index covers approximately 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2019 and ending September 30, 2019.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund
Investor Class	1.35%	7.33%	$ 1,000.00	$ 1,073.30	$ 7.02
A-Class	1.60%	7.21%	1,000.00	1,072.10	8.31
C-Class	2.35%	6.79%	1,000.00	1,067.90	12.18
H-Class	1.60%	7.22%	1,000.00	1,072.20	8.31
S&P 500® Fund
A-Class	1.67%	5.16%	1,000.00	1,051.60	8.59
C-Class	2.42%	4.77%	1,000.00	1,047.70	12.42
H-Class	1.67%	5.16%	1,000.00	1,051.60	8.59
Inverse S&P 500® Strategy Fund
Investor Class	1.49%	(4.86%)	1,000.00	951.40	7.29
A-Class	1.75%	(4.98%)	1,000.00	950.20	8.56
C-Class	2.49%	(5.33%)	1,000.00	946.70	12.15
H-Class	1.74%	(4.99%)	1,000.00	950.10	8.51
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.33%	7.21%	1,000.00	1,072.10	6.91
C-Class	2.08%	6.81%	1,000.00	1,068.10	10.78
H-Class	1.34%	7.17%	1,000.00	1,071.70	6.96
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.50%	(4.77%)	1,000.00	952.30	7.34
A-Class	1.74%	(4.89%)	1,000.00	951.10	8.51
C-Class	2.50%	(5.24%)	1,000.00	947.60	12.21
H-Class	1.75%	(4.88%)	1,000.00	951.20	8.56
Mid-Cap 1.5x Strategy Fund
A-Class	1.71%	2.29%	1,000.00	1,022.90	8.67
C-Class	2.46%	1.90%	1,000.00	1,019.00	12.45
H-Class	1.71%	2.28%	1,000.00	1,022.80	8.67
Inverse Mid-Cap Strategy Fund
A-Class	1.69%	(2.38%)	1,000.00	976.20	8.37
C-Class	2.17%	(3.35%)	1,000.00	966.50	10.70
H-Class	1.69%	(2.43%)	1,000.00	975.70	8.37
Russell 2000® 1.5x Strategy Fund
A-Class	1.75%	(2.39%)	1,000.00	976.10	8.67
C-Class	2.50%	(2.76%)	1,000.00	972.40	12.36
H-Class	1.75%	(2.40%)	1,000.00	976.00	8.67
Russell 2000® Fund
A-Class	1.71%	(1.14%)	1,000.00	988.60	8.52
C-Class	2.46%	(1.51%)	1,000.00	984.90	12.24
H-Class	1.71%	(1.12%)	1,000.00	988.80	8.53
Inverse Russell 2000® Strategy Fund
A-Class	1.76%	0.29%	1,000.00	1,002.90	8.84
C-Class	2.52%	(0.05%)	1,000.00	999.50	12.63
H-Class	1.77%	0.29%	1,000.00	1,002.90	8.89

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.61%	4.20%	$ 1,000.00	$ 1,042.00	$ 8.24
C-Class	2.36%	3.81%	1,000.00	1,038.10	12.06
H-Class	1.61%	4.19%	1,000.00	1,041.90	8.24
Government Long Bond 1.2x Strategy Fund
Investor Class	1.04%	19.05%	1,000.00	1,190.50	5.71
A-Class	1.29%	18.91%	1,000.00	1,189.10	7.08
C-Class	2.04%	18.47%	1,000.00	1,184.70	11.17
H-Class	1.29%	18.94%	1,000.00	1,189.40	7.08
Inverse Government Long Bond Strategy Fund
Investor Class	2.86%	(13.63%)	1,000.00	863.70	13.36
A-Class	3.13%	(13.71%)	1,000.00	862.90	14.62
C-Class	3.89%	(14.06%)	1,000.00	859.40	18.13
H-Class	3.30%	(13.74%)	1,000.00	862.60	15.41
High Yield Strategy Fund
A-Class	1.60%	4.61%	1,000.00	1,046.10	8.21
C-Class	2.34%	4.26%	1,000.00	1,042.60	11.98
H-Class	1.60%	4.66%	1,000.00	1,046.60	8.21
Inverse High Yield Strategy Fund
A-Class	1.59%	(3.89%)	1,000.00	961.10	7.82
C-Class	2.33%	(4.48%)	1,000.00	955.20	11.42
H-Class	1.59%	(4.15%)	1,000.00	958.50	7.81
U.S. Government Money Market Fund
Money Market Class	1.05%	0.67%	1,000.00	1,006.70	5.28

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund
Investor Class	1.35%	5.00%	$ 1,000.00	$ 1,018.30	$ 6.83
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.35%	5.00%	1,000.00	1,013.29	11.86
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
S&P 500® Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.42%	5.00%	1,000.00	1,012.94	12.21
H-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
Inverse S&P 500® Strategy Fund
Investor Class	1.49%	5.00%	1,000.00	1,017.60	7.54
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
Monthly Rebalance NASDAQ-100® 2x Strategy Fund
A-Class	1.33%	5.00%	1,000.00	1,018.40	6.73
C-Class	2.08%	5.00%	1,000.00	1,014.64	10.50
H-Class	1.34%	5.00%	1,000.00	1,018.35	6.78
Inverse NASDAQ-100® Strategy Fund
Investor Class	1.50%	5.00%	1,000.00	1,017.55	7.59
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Mid-Cap 1.5x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Inverse Mid-Cap Strategy Fund
A-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
C-Class	2.17%	5.00%	1,000.00	1,014.19	10.96
H-Class	1.69%	5.00%	1,000.00	1,016.60	8.54
Russell 2000® 1.5x Strategy Fund
A-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
C-Class	2.50%	5.00%	1,000.00	1,012.53	12.61
H-Class	1.75%	5.00%	1,000.00	1,016.29	8.85
Russell 2000® Fund
A-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
C-Class	2.46%	5.00%	1,000.00	1,012.73	12.41
H-Class	1.71%	5.00%	1,000.00	1,016.50	8.64
Inverse Russell 2000® Strategy Fund
A-Class	1.76%	5.00%	1,000.00	1,016.24	8.90
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Dow Jones Industrial Average® Fund
A-Class	1.61%	5.00%	$ 1,000.00	$ 1,017.00	$ 8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
Government Long Bond 1.2x Strategy Fund
Investor Class	1.04%	5.00%	1,000.00	1,019.85	5.27
A-Class	1.29%	5.00%	1,000.00	1,018.60	6.53
C-Class	2.04%	5.00%	1,000.00	1,014.84	10.30
H-Class	1.29%	5.00%	1,000.00	1,018.60	6.53
Inverse Government Long Bond Strategy Fund
Investor Class	2.86%	5.00%	1,000.00	1,010.73	14.42
A-Class	3.13%	5.00%	1,000.00	1,009.38	15.77
C-Class	3.89%	5.00%	1,000.00	1,005.57	19.56
H-Class	3.30%	5.00%	1,000.00	1,008.52	16.62
High Yield Strategy Fund
A-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
C-Class	2.34%	5.00%	1,000.00	1,013.34	11.81
H-Class	1.60%	5.00%	1,000.00	1,017.05	8.09
Inverse High Yield Strategy Fund
A-Class	1.59%	5.00%	1,000.00	1,017.10	8.04
C-Class	2.33%	5.00%	1,000.00	1,013.39	11.76
H-Class	1.59%	5.00%	1,000.00	1,017.10	8.04
U.S. Government Money Market Fund
Money Market Class	1.05%	5.00%	1,000.00	1,019.80	5.32

[1]

This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating ratio of the Inverse Government Long Bond Strategy Fund would be 1.49%, 1.74%, 2.49%, and 1.74% for Investor Class, A-Class, C-Class, and H-Class, respectively. Excludes expenses of the underlying funds in which the Funds invest, if any.

[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2019 to September 30, 2019.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	July 12, 1993
A-Class	March 31, 2004
C-Class	March 14, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	3.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.1%
Microsoft Corp.	3.0%
Apple, Inc.	2.6%
Guggenheim Strategy Fund III	2.2%
Amazon.com, Inc.	2.0%
Facebook, Inc. — Class A	1.2%
Berkshire Hathaway, Inc. — Class B	1.1%
JPMorgan Chase & Co.	1.1%
Alphabet, Inc. — Class C	1.0%
Top Ten Total	21.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	7.33%	2.31%	13.24%	17.33%
A-Class Shares	7.21%	2.14%	12.98%	17.04%
A-Class Shares with sales charge‡	2.12%	(2.71%)	11.88%	16.47%
C-Class Shares	6.79%	1.34%	12.15%	16.18%
C-Class Shares with CDSC§	5.79%	0.34%	12.15%	16.18%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	7.22%	2.10%	13.00%	12.24%
S&P 500 Index	6.08%	4.25%	10.84%	10.34%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
NOVA FUND

	Shares	Value
COMMON STOCKS† - 68.5%

Consumer, Non-cyclical - 14.9%
Johnson & Johnson	23,131	$2,992,689
Procter & Gamble Co.	21,935	2,728,275
Merck & Company, Inc.	22,441	1,889,083
Coca-Cola Co.	33,730	1,836,261
UnitedHealth Group, Inc.	8,306	1,805,060
Pfizer, Inc.	48,478	1,741,815
PepsiCo, Inc.	12,254	1,680,023
Abbott Laboratories	15,491	1,296,132
Medtronic plc	11,759	1,277,263
PayPal Holdings, Inc.*	10,313	1,068,324
Philip Morris International, Inc.	13,636	1,035,381
Thermo Fisher Scientific, Inc.	3,510	1,022,358
Amgen, Inc.	5,256	1,017,088
AbbVie, Inc.	12,958	981,180
Eli Lilly & Co.	7,446	832,686
Danaher Corp.	5,596	808,230
Bristol-Myers Squibb Co.	14,337	727,029
CVS Health Corp.	11,398	718,872
Gilead Sciences, Inc.	11,100	703,518
Mondelez International, Inc. — Class A	12,640	699,245
Altria Group, Inc.	16,373	669,656
Celgene Corp.*	6,212	616,852
Automatic Data Processing, Inc.	3,803	613,880
Stryker Corp.	2,812	608,236
Becton Dickinson and Co.	2,366	598,503
Colgate-Palmolive Co.	7,519	552,722
Intuitive Surgical, Inc.*	1,010	545,329
Anthem, Inc.	2,242	538,304
S&P Global, Inc.	2,159	528,912
Zoetis, Inc.	4,185	521,409
Cigna Corp.	3,309	502,273
Boston Scientific Corp.*	12,209	496,784
Allergan plc	2,875	483,834
Kimberly-Clark Corp.	3,016	428,423
Global Payments, Inc.	2,629	418,011
Edwards Lifesciences Corp.*	1,823	400,896
Illumina, Inc.*	1,288	391,835
Baxter International, Inc.	4,475	391,428
Estee Lauder Companies, Inc. — Class A	1,938	385,565
Vertex Pharmaceuticals, Inc.*	2,252	381,534
Biogen, Inc.*	1,617	376,470
Sysco Corp.	4,498	357,141
Constellation Brands, Inc. — Class A	1,466	303,873
Humana, Inc.	1,184	302,713
Moody’s Corp.	1,426	292,088
General Mills, Inc.	5,288	291,475
HCA Healthcare, Inc.	2,331	280,699
Zimmer Biomet Holdings, Inc.	1,799	246,949
IQVIA Holdings, Inc.*	1,597	238,560
IHS Markit Ltd.*	3,515	235,083
Verisk Analytics, Inc. — Class A	1,432	226,456
Tyson Foods, Inc. — Class A	2,583	222,500
McKesson Corp.	1,620	221,389
FleetCor Technologies, Inc.*	758	217,379
IDEXX Laboratories, Inc.*	755	205,307
Hershey Co.	1,305	202,262
Archer-Daniels-Midland Co.	4,882	200,504
Monster Beverage Corp.*	3,390	196,823
Cintas Corp.	728	195,177
Regeneron Pharmaceuticals, Inc.*	700	194,180
Alexion Pharmaceuticals, Inc.*	1,965	192,452
Corteva, Inc.	6,563	183,764
Kroger Co.	7,001	180,486
ResMed, Inc.	1,258	169,968
McCormick & Company, Inc.	1,078	168,491
Clorox Co.	1,101	167,209
Church & Dwight Company, Inc.	2,166	162,970
Centene Corp.*	3,625	156,818
Kraft Heinz Co.	5,453	152,329
Equifax, Inc.	1,059	148,970
Laboratory Corporation of America Holdings*	856	143,808
Kellogg Co.	2,179	140,219
Teleflex, Inc.	405	137,599
Conagra Brands, Inc.	4,265	130,850
Cooper Companies, Inc.	434	128,898
Quest Diagnostics, Inc.	1,180	126,295
Cardinal Health, Inc.	2,613	123,308
Hologic, Inc.*	2,343	118,298
Incyte Corp.*	1,565	116,170
Align Technology, Inc.*	637	115,246
WellCare Health Plans, Inc.*	441	114,294
Gartner, Inc.*	790	112,962
JM Smucker Co.	999	109,910
AmerisourceBergen Corp. — Class A	1,333	109,746
MarketAxess Holdings, Inc.	331	108,402
Hormel Foods Corp.	2,433	106,395
Universal Health Services, Inc. — Class B	712	105,910
Dentsply Sirona, Inc.	1,964	104,701
Brown-Forman Corp. — Class B	1,595	100,134
Varian Medical Systems, Inc.*	798	95,034
Molson Coors Brewing Co. — Class B	1,646	94,645
Lamb Weston Holdings, Inc.	1,277	92,863
Mylan N.V.*	4,521	89,425
United Rentals, Inc.*	676	84,257
Avery Dennison Corp.	738	83,814
Henry Schein, Inc.*	1,299	82,487
ABIOMED, Inc.*	397	70,622
Campbell Soup Co.	1,478	69,348
Perrigo Company plc	1,192	66,621
Nielsen Holdings plc	3,117	66,236
Robert Half International, Inc.	1,030	57,330
DaVita, Inc.*	848	48,395
Quanta Services, Inc.	1,246	47,099
Rollins, Inc.	1,234	42,042
H&R Block, Inc.	1,759	41,548
Nektar Therapeutics*	1,536	27,978
Coty, Inc. — Class A	2,578	27,095
Total Consumer, Non-cyclical		47,065,367

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NOVA FUND

	Shares	Value
Financial - 12.3%
Berkshire Hathaway, Inc. — Class B*	17,186	$3,575,032
JPMorgan Chase & Co.	28,025	3,298,262
Visa, Inc. — Class A	15,136	2,603,543
Bank of America Corp.	73,425	2,141,807
Mastercard, Inc. — Class A	7,825	2,125,035
Wells Fargo & Co.	35,142	1,772,562
Citigroup, Inc.	19,800	1,367,784
American Tower Corp. — Class A REIT	3,880	857,984
American Express Co.	5,963	705,304
U.S. Bancorp	12,569	695,568
CME Group, Inc. — Class A	3,138	663,185
Chubb Ltd.	3,994	644,791
Goldman Sachs Group, Inc.	2,836	587,704
PNC Financial Services Group, Inc.	3,902	546,904
Crown Castle International Corp. REIT	3,644	506,553
Prologis, Inc. REIT	5,532	471,437
Morgan Stanley	11,009	469,754
BlackRock, Inc. — Class A	1,030	459,009
Intercontinental Exchange, Inc.	4,912	453,230
Marsh & McLennan Companies, Inc.	4,437	443,922
Equinix, Inc. REIT	743	428,562
Charles Schwab Corp.	10,197	426,541
American International Group, Inc.	7,624	424,657
Simon Property Group, Inc. REIT	2,699	420,099
Aon plc	2,066	399,916
Progressive Corp.	5,124	395,829
Capital One Financial Corp.	4,122	375,020
BB&T Corp.	6,715	358,380
Bank of New York Mellon Corp.	7,519	339,934
Aflac, Inc.	6,488	339,452
Travelers Companies, Inc.	2,282	339,310
MetLife, Inc.	6,976	328,988
Public Storage REIT	1,316	322,775
Welltower, Inc. REIT	3,552	321,989
Prudential Financial, Inc.	3,523	316,894
Allstate Corp.	2,885	313,542
SunTrust Banks, Inc.	3,891	267,701
AvalonBay Communities, Inc. REIT	1,224	263,564
Equity Residential REIT	3,055	263,524
SBA Communications Corp. REIT	991	238,980
Ventas, Inc. REIT	3,266	238,516
Digital Realty Trust, Inc. REIT	1,826	237,033
T. Rowe Price Group, Inc.	2,064	235,812
Discover Financial Services	2,789	226,160
Willis Towers Watson plc	1,131	218,249
Realty Income Corp. REIT	2,789	213,861
State Street Corp.	3,266	193,315
Hartford Financial Services Group, Inc.	3,169	192,073
Essex Property Trust, Inc. REIT	576	188,150
M&T Bank Corp.	1,171	184,983
Synchrony Financial	5,350	182,382
Weyerhaeuser Co. REIT	6,529	180,853
Northern Trust Corp.	1,883	175,722
Fifth Third Bancorp	6,402	175,287
Ameriprise Financial, Inc.	1,147	168,724
Boston Properties, Inc. REIT	1,260	163,372
KeyCorp	8,793	156,867
CBRE Group, Inc. — Class A*	2,948	156,273
Cincinnati Financial Corp.	1,331	155,288
HCP, Inc. REIT	4,304	153,352
Alexandria Real Estate Equities, Inc. REIT	994	153,116
Arthur J Gallagher & Co.	1,631	146,089
First Republic Bank	1,474	142,536
Citizens Financial Group, Inc.	3,919	138,615
Regions Financial Corp.	8,745	138,346
Extra Space Storage, Inc. REIT	1,126	131,539
Mid-America Apartment Communities, Inc. REIT	999	129,880
Principal Financial Group, Inc.	2,272	129,822
Huntington Bancshares, Inc.	9,096	129,800
UDR, Inc. REIT	2,567	124,448
Loews Corp.	2,279	117,323
Cboe Global Markets, Inc.	976	112,152
Host Hotels & Resorts, Inc. REIT	6,397	110,604
Duke Realty Corp. REIT	3,167	107,583
Lincoln National Corp.	1,755	105,861
Regency Centers Corp. REIT	1,468	102,011
Nasdaq, Inc.	1,010	100,343
Everest Re Group Ltd.	357	94,994
SVB Financial Group*	452	94,445
E*TRADE Financial Corp.	2,102	91,836
Raymond James Financial, Inc.	1,083	89,304
Vornado Realty Trust REIT	1,388	88,374
Comerica, Inc.	1,309	86,381
Western Union Co.	3,715	86,077
Globe Life, Inc.	880	84,269
Federal Realty Investment Trust REIT	610	83,045
Iron Mountain, Inc. REIT	2,516	81,493
Kimco Realty Corp. REIT	3,699	77,235
Franklin Resources, Inc.	2,472	71,342
Zions Bancorp North America	1,551	69,051
Apartment Investment & Management Co. — Class A REIT	1,305	68,043
Assurant, Inc.	535	67,314
SL Green Realty Corp. REIT	722	59,024
Invesco Ltd.	3,376	57,189
People’s United Financial, Inc.	3,494	54,629
Unum Group	1,829	54,358
Alliance Data Systems Corp.	359	45,999
Affiliated Managers Group, Inc.	443	36,924
Macerich Co. REIT[1]	966	30,516
Total Financial		38,763,209

Technology - 11.9%
Microsoft Corp.	66,921	9,304,027
Apple, Inc.	37,233	8,339,075
Intel Corp.	38,827	2,000,755
Adobe, Inc.*	4,255	1,175,444
salesforce.com, Inc.*	7,687	1,141,058
International Business Machines Corp.	7,764	1,129,041
Accenture plc — Class A	5,584	1,074,082
Oracle Corp.	19,297	1,061,914

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NOVA FUND

	Shares	Value
Texas Instruments, Inc.	8,183	$1,057,571
Broadcom, Inc.	3,489	963,208
NVIDIA Corp.	5,338	929,186
QUALCOMM, Inc.	10,655	812,764
Fidelity National Information Services, Inc.	5,377	713,851
Intuit, Inc.	2,279	606,077
Fiserv, Inc.*	5,003	518,261
Micron Technology, Inc.*	9,674	414,531
Applied Materials, Inc.	8,096	403,990
Analog Devices, Inc.	3,237	361,670
Activision Blizzard, Inc.	6,723	355,781
Lam Research Corp.	1,267	292,816
Cognizant Technology Solutions Corp. — Class A	4,840	291,683
Autodesk, Inc.*	1,925	284,323
Advanced Micro Devices, Inc.*	9,514	275,811
Electronic Arts, Inc.*	2,583	252,669
HP, Inc.	12,988	245,733
Paychex, Inc.	2,803	232,004
KLA Corp.	1,395	222,433
Xilinx, Inc.	2,214	212,323
Microchip Technology, Inc.	2,086	193,810
Cerner Corp.	2,790	190,194
Synopsys, Inc.*	1,317	180,758
Hewlett Packard Enterprise Co.	11,443	173,590
ANSYS, Inc.*	737	163,142
Cadence Design Systems, Inc.*	2,455	162,226
MSCI, Inc. — Class A	742	161,571
Western Digital Corp.	2,594	154,706
Maxim Integrated Products, Inc.	2,377	137,652
Akamai Technologies, Inc.*	1,446	132,135
Broadridge Financial Solutions, Inc.	1,002	124,679
Take-Two Interactive Software, Inc.*	992	124,337
Skyworks Solutions, Inc.	1,505	119,271
Seagate Technology plc	2,075	111,614
NetApp, Inc.	2,085	109,483
Citrix Systems, Inc.	1,078	104,049
Leidos Holdings, Inc.	1,185	101,768
Jack Henry & Associates, Inc.	675	98,530
Fortinet, Inc.*	1,243	95,413
Qorvo, Inc.*	1,032	76,513
DXC Technology Co.	2,296	67,732
Xerox Holdings Corp.	1,668	49,890
IPG Photonics Corp.*	312	42,307
Total Technology		37,547,451

Communications - 10.2%
Amazon.com, Inc.*	3,642	6,322,184
Facebook, Inc. — Class A*	21,085	3,754,817
Alphabet, Inc. — Class C*	2,649	3,229,131
Alphabet, Inc. — Class A*	2,625	3,205,492
AT&T, Inc.	64,043	2,423,387
Verizon Communications, Inc.	36,251	2,188,110
Walt Disney Co.	15,788	2,057,492
Cisco Systems, Inc.	37,209	1,838,497
Comcast Corp. — Class A	39,752	1,792,020
Netflix, Inc.*	3,837	1,026,858
Booking Holdings, Inc.*	373	732,054
Charter Communications, Inc. — Class A*	1,416	583,562
Twitter, Inc.*	6,775	279,130
eBay, Inc.	6,910	269,352
Motorola Solutions, Inc.	1,450	247,094
T-Mobile US, Inc.*	2,770	218,193
Corning, Inc.	6,844	195,191
VeriSign, Inc.*	913	172,219
Expedia Group, Inc.	1,225	164,652
CDW Corp.	1,268	156,268
Omnicom Group, Inc.	1,907	149,318
Symantec Corp.	4,982	117,725
CBS Corp. — Class B	2,868	115,781
Arista Networks, Inc.*	477	113,965
CenturyLink, Inc.	8,604	107,378
Fox Corp. — Class A	3,106	97,948
Juniper Networks, Inc.	3,031	75,017
Discovery, Inc. — Class C*	3,040	74,845
Viacom, Inc. — Class B	3,102	74,541
F5 Networks, Inc.*	527	74,001
Interpublic Group of Companies, Inc.	3,394	73,175
DISH Network Corp. — Class A*	2,108	71,820
News Corp. — Class A	3,380	47,050
Fox Corp. — Class B	1,423	44,881
Discovery, Inc. — Class A*,1	1,385	36,883
TripAdvisor, Inc.*	920	35,586
News Corp. — Class B	1,066	15,238
Total Communications		32,180,855

Industrial - 6.3%
Boeing Co.	4,685	1,782,502
Honeywell International, Inc.	6,306	1,066,975
Union Pacific Corp.	6,175	1,000,226
United Technologies Corp.	7,109	970,521
Lockheed Martin Corp.	2,178	849,551
3M Co.	5,042	828,905
United Parcel Service, Inc. — Class B	6,120	733,298
General Electric Co.	76,489	683,812
Caterpillar, Inc.	4,931	622,835
Northrop Grumman Corp.	1,379	516,835
CSX Corp.	6,996	484,613
Raytheon Co.	2,441	478,900
Deere & Co.	2,759	465,388
Norfolk Southern Corp.	2,309	414,835
L3Harris Technologies, Inc.	1,956	408,100
Illinois Tool Works, Inc.	2,580	403,744
Waste Management, Inc.	3,421	393,415
General Dynamics Corp.	2,051	374,779
Emerson Electric Co.	5,391	360,442
Roper Technologies, Inc.	911	324,863
FedEx Corp.	2,103	306,134
Johnson Controls International plc	6,974	306,089
Eaton Corporation plc	3,681	306,075
TE Connectivity Ltd.	2,944	274,322
Ingersoll-Rand plc	2,117	260,836
Amphenol Corp. — Class A	2,607	251,575
TransDigm Group, Inc.	435	226,491

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NOVA FUND

	Shares	Value
Cummins, Inc.	1,382	$224,810
Ball Corp.	2,910	211,877
Agilent Technologies, Inc.	2,712	207,821
Parker-Hannifin Corp.	1,126	203,367
Stanley Black & Decker, Inc.	1,329	191,921
AMETEK, Inc.	2,001	183,732
Fortive Corp.	2,588	177,433
Vulcan Materials Co.	1,159	175,287
Rockwell Automation, Inc.	1,026	169,085
Republic Services, Inc. — Class A	1,855	160,550
Keysight Technologies, Inc.*	1,644	159,879
Mettler-Toledo International, Inc.*	215	151,446
Martin Marietta Materials, Inc.	546	149,659
Amcor plc	14,238	138,820
Waters Corp.*	585	130,590
Dover Corp.	1,275	126,939
Xylem, Inc.	1,577	125,561
Kansas City Southern	882	117,315
Wabtec Corp.	1,596	114,689
Expeditors International of Washington, Inc.	1,496	111,138
IDEX Corp.	664	108,816
Jacobs Engineering Group, Inc.	1,187	108,611
Garmin Ltd.	1,266	107,218
Masco Corp.	2,536	105,700
CH Robinson Worldwide, Inc.	1,186	100,549
Textron, Inc.	2,017	98,752
Arconic, Inc.	3,395	88,270
Packaging Corporation of America	830	88,063
Allegion plc	818	84,786
PerkinElmer, Inc.	973	82,870
J.B. Hunt Transport Services, Inc.	748	82,766
Westrock Co.	2,256	82,231
Huntington Ingalls Industries, Inc.	362	76,668
Snap-on, Inc.	484	75,765
Fortune Brands Home & Security, Inc.	1,226	67,062
FLIR Systems, Inc.	1,189	62,529
AO Smith Corp.	1,212	57,824
Sealed Air Corp.	1,354	56,205
Pentair plc	1,473	55,680
Flowserve Corp.	1,150	53,716
Total Industrial		19,972,061

Consumer, Cyclical - 5.9%
Home Depot, Inc.	9,599	2,227,160
Walmart, Inc.	12,465	1,479,346
McDonald’s Corp.	6,656	1,429,110
Costco Wholesale Corp.	3,855	1,110,664
NIKE, Inc. — Class B	10,972	1,030,490
Starbucks Corp.	10,491	927,614
Lowe’s Companies, Inc.	6,764	743,769
TJX Companies, Inc.	10,596	590,621
Target Corp.	4,477	478,636
General Motors Co.	11,012	412,730
Walgreens Boots Alliance, Inc.	6,649	367,756
Dollar General Corp.	2,253	358,092
Ross Stores, Inc.	3,196	351,080
Ford Motor Co.	34,349	314,637
Yum! Brands, Inc.	2,667	302,518
Marriott International, Inc. — Class A	2,396	297,991
Delta Air Lines, Inc.	5,072	292,147
O’Reilly Automotive, Inc.*	670	267,002
VF Corp.	2,861	254,600
Dollar Tree, Inc.*	2,073	236,654
Hilton Worldwide Holdings, Inc.	2,514	234,079
AutoZone, Inc.*	215	233,193
Southwest Airlines Co.	4,240	229,002
PACCAR, Inc.	3,036	212,550
Aptiv plc	2,245	196,258
Chipotle Mexican Grill, Inc. — Class A*	223	187,425
United Airlines Holdings, Inc.*	1,936	171,162
Fastenal Co.	5,025	164,167
Royal Caribbean Cruises Ltd.	1,506	163,145
DR Horton, Inc.	2,950	155,494
Carnival Corp.	3,509	153,378
Copart, Inc.*	1,767	141,943
Best Buy Company, Inc.	2,033	140,257
Lennar Corp. — Class A	2,493	139,234
Ulta Beauty, Inc.*	516	129,335
CarMax, Inc.*	1,451	127,688
Genuine Parts Co.	1,279	127,376
Darden Restaurants, Inc.	1,076	127,205
MGM Resorts International	4,570	126,680
Hasbro, Inc.	1,029	122,132
WW Grainger, Inc.	387	114,997
NVR, Inc.*	30	111,521
Advance Auto Parts, Inc.	625	103,375
Norwegian Cruise Line Holdings Ltd.*	1,890	97,845
Tractor Supply Co.	1,044	94,419
American Airlines Group, Inc.	3,472	93,640
Wynn Resorts Ltd.	849	92,303
Tiffany & Co.	953	88,276
Whirlpool Corp.	556	88,048
LKQ Corp.*	2,701	84,946
PulteGroup, Inc.	2,258	82,530
Alaska Air Group, Inc.	1,079	70,038
Kohl’s Corp.	1,394	69,226
BorgWarner, Inc.	1,810	66,391
Tapestry, Inc.	2,514	65,490
Mohawk Industries, Inc.*	524	65,013
Newell Brands, Inc.	3,340	62,525
PVH Corp.	650	57,350
Harley-Davidson, Inc.	1,374	49,423
Hanesbrands, Inc.	3,168	48,534
Leggett & Platt, Inc.	1,152	47,163
Capri Holdings Ltd.*	1,329	44,070
Ralph Lauren Corp. — Class A	454	43,343
Macy’s, Inc.	2,707	42,067
L Brands, Inc.	2,035	39,866
Under Armour, Inc. — Class A*	1,649	32,881
Gap, Inc.	1,877	32,585
Nordstrom, Inc.	937	31,549

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NOVA FUND

	Shares	Value
Under Armour, Inc. — Class C*	1,703	$30,875
Total Consumer, Cyclical		18,704,609

Energy - 3.1%
Exxon Mobil Corp.	37,084	2,618,501
Chevron Corp.	16,639	1,973,385
ConocoPhillips	9,730	554,415
Schlumberger Ltd.	12,122	414,209
Phillips 66	3,931	402,534
EOG Resources, Inc.	5,087	377,557
Kinder Morgan, Inc.	17,063	351,669
Marathon Petroleum Corp.	5,770	350,528
Occidental Petroleum Corp.	7,840	348,645
Valero Energy Corp.	3,632	309,592
ONEOK, Inc.	3,619	266,684
Williams Companies, Inc.	10,623	255,589
Pioneer Natural Resources Co.	1,465	184,253
Halliburton Co.	7,677	144,711
Hess Corp.	2,268	137,169
Baker Hughes a GE Co.	5,688	131,962
Diamondback Energy, Inc.	1,428	128,391
Concho Resources, Inc.	1,762	119,640
Noble Energy, Inc.	4,192	94,152
TechnipFMC plc	3,678	88,787
Marathon Oil Corp.	7,047	86,467
Devon Energy Corp.	3,543	85,245
Apache Corp.	3,295	84,352
National Oilwell Varco, Inc.	3,382	71,698
HollyFrontier Corp.	1,327	71,180
Cabot Oil & Gas Corp. — Class A	3,666	64,412
Cimarex Energy Co.	889	42,619
Helmerich & Payne, Inc.	959	38,427
Total Energy		9,796,773

Utilities - 2.4%
NextEra Energy, Inc.	4,283	997,896
Duke Energy Corp.	6,386	612,162
Dominion Energy, Inc.	7,204	583,812
Southern Co.	9,161	565,875
Exelon Corp.	8,515	411,360
American Electric Power Company, Inc.	4,328	405,490
Sempra Energy	2,406	355,150
Xcel Energy, Inc.	4,596	298,234
Public Service Enterprise Group, Inc.	4,432	275,139
Consolidated Edison, Inc.	2,911	275,002
WEC Energy Group, Inc.	2,764	262,856
Eversource Energy	2,836	242,393
Edison International	3,138	236,668
FirstEnergy Corp.	4,733	228,273
DTE Energy Co.	1,607	213,667
Entergy Corp.	1,743	204,558
PPL Corp.	6,330	199,332
American Water Works Company, Inc.	1,583	196,656
Ameren Corp.	2,154	172,428
CMS Energy Corp.	2,487	159,044
Evergy, Inc.	2,063	137,313
CenterPoint Energy, Inc.	4,402	132,852
Atmos Energy Corp.[1]	1,035	117,876
Alliant Energy Corp.	2,082	112,282
NiSource, Inc.	3,272	97,899
Pinnacle West Capital Corp.	984	95,517
AES Corp.	5,818	95,066
NRG Energy, Inc.	2,217	87,793
Total Utilities		7,772,593

Basic Materials - 1.5%
Linde plc	4,737	917,652
DuPont de Nemours, Inc.	6,534	465,939
Ecolab, Inc.	2,194	434,500
Air Products & Chemicals, Inc.	1,931	428,412
Sherwin-Williams Co.	720	395,906
Dow, Inc.	6,514	310,392
Newmont Goldcorp Corp.	7,186	272,493
PPG Industries, Inc.	2,070	245,316
LyondellBasell Industries N.V. — Class A	2,262	202,381
International Paper Co.	3,443	143,986
Nucor Corp.	2,657	135,268
Celanese Corp. — Class A	1,085	132,685
Freeport-McMoRan, Inc.	12,717	121,702
International Flavors & Fragrances, Inc.[1]	935	114,715
FMC Corp.	1,143	100,218
CF Industries Holdings, Inc.	1,914	94,169
Eastman Chemical Co.	1,201	88,670
Albemarle Corp.[1]	929	64,584
Mosaic Co.	3,111	63,775
Total Basic Materials		4,732,763

Total Common Stocks
(Cost $213,727,181)		216,535,681

MUTUAL FUNDS† - 9.2%
Guggenheim Strategy Fund II2	493,489	12,253,331
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	986,742	9,827,952
Guggenheim Strategy Fund III[2]	279,864	6,946,227
Total Mutual Funds
(Cost $29,071,280)		29,027,510

	Face Amount
U.S. TREASURY BILLS†† - 1.8%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$4,190,000	4,179,351
1.77% due 11/21/19[3,4]	1,000,000	997,458
1.93% due 10/29/19[3,5]	597,000	596,133
Total U.S. Treasury Bills
(Cost $5,772,611)		5,772,942

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NOVA FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 1.3%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[6]	$4,000,000	$3,997,729
Total Federal Agency Notes
(Cost $4,000,000)		3,997,729

REPURCHASE AGREEMENTS††,7 - 18.0%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[4]	35,354,521	35,354,521
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[4]	11,368,835	11,368,835
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[4]	10,231,951	10,231,951
Total Repurchase Agreements
(Cost $56,955,307)		56,955,307

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[9]	182,654	$182,654
Total Securities Lending Collateral
(Cost $182,654)		182,654

Total Investments - 98.9%
(Cost $309,709,033)		$312,471,823
Other Assets & Liabilities, net - 1.1%		3,438,132
Total Net Assets - 100.0%		$315,909,955

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	104	Dec 2019	$15,484,300	$(3,398)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	2.59%	At Maturity	10/29/19	1,407	$4,189,254	$(11,440)
Barclays Bank plc	S&P 500 Index	2.36%	At Maturity	10/31/19	16,569	49,322,909	(14,581)
Goldman Sachs International	S&P 500 Index	2.36%	At Maturity	10/28/19	60,483	180,041,557	(44,784)
						$233,553,720	$(70,805)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[6]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[7]	Repurchase Agreements — See Note 6.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$216,535,681	$—	$—	$216,535,681
Mutual Funds	29,027,510	—	—	29,027,510
U.S. Treasury Bills	—	5,772,942	—	5,772,942
Federal Agency Notes	—	3,997,729	—	3,997,729
Repurchase Agreements	—	56,955,307	—	56,955,307
Securities Lending Collateral	182,654	—	—	182,654
Total Assets	$245,745,845	$66,725,978	$—	$312,471,823

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$3,398	$—	$—	$3,398
Equity Index Swap Agreements**	—	70,805	—	70,805
Total Liabilities	$3,398	$70,805	$—	$74,203

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$15,241,850	$—	$(3,000,000)	$(21,989)	$33,470	$12,253,331	493,489	$203,442
Guggenheim Strategy Fund III	6,937,830	—	—	—	8,397	6,946,227	279,864	93,727
Guggenheim Ultra Short Duration Fund — Institutional Class	10,837,820	—	(1,000,000)	1,003	(10,871)	9,827,952	986,742	148,427
	$33,017,500	$—	$(4,000,000)	$(20,986)	$30,996	$29,027,510		$445,596

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value - including $179,738 of securities loaned (cost $223,682,446)	$226,489,006
Investments in affiliated issuers, at value (cost $29,071,280)	29,027,510
Repurchase agreements, at value (cost $56,955,307)	56,955,307
Cash	1,108
Segregated cash with broker	52,554
Receivables:
Fund shares sold	9,526,355
Dividends	189,665
Variation margin on futures contracts	34,251
Interest	11,824
Securities lending income	15
Total assets	322,287,595

Liabilities:
Unrealized depreciation on OTC swap agreements	70,805
Payable for:
Fund shares redeemed	2,952,572
Securities purchased	2,684,968
Return of securities lending collateral	182,654
Management fees	110,864
Transfer agent and administrative fees	37,588
Swap settlement	18,588
Portfolio accounting fees	14,801
Distribution and service fees	11,669
Trustees’ fees*	5,258
Miscellaneous	287,873
Total liabilities	6,377,640
Commitments and contingent liabilities (Note 11)	—
Net assets	$315,909,955

Net assets consist of:
Paid in capital	$321,883,858
Total distributable earnings (loss)	(5,973,903)
Net assets	$315,909,955

Investor Class:
Net assets	$253,223,947
Capital shares outstanding	3,070,942
Net asset value per share	$82.46

A-Class:
Net assets	$16,324,990
Capital shares outstanding	213,616
Net asset value per share	$76.42
Maximum offering price per share (Net asset value divided by 95.25%)	$80.23

C-Class:
Net assets	$4,116,066
Capital shares outstanding	61,037
Net asset value per share	$67.44

H-Class:
Net assets	$42,244,952
Capital shares outstanding	552,251
Net asset value per share	$76.50

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

NOVA FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers	$2,181,462
Dividends from securities of affiliated issuers	445,596
Interest	460,057
Income from securities lending, net	670
Total investment income	3,087,785

Expenses:
Management fees	1,062,062
Distribution and service fees:
A-Class	33,976
C-Class	20,563
H-Class	48,587
Transfer agent and administrative fees	354,021
Portfolio accounting fees	135,072
Registration fees	116,020
Trustees’ fees*	31,930
Custodian fees	20,047
Line of credit fees	1,087
Miscellaneous	208,329
Total expenses	2,031,694
Less:
Expenses waived by Adviser	(13,401)
Net expenses	2,018,293
Net investment income	1,069,492

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$18,983,994
Investments in affiliated issuers	(20,986)
Swap agreements	(358,178)
Futures contracts	4,766,587
Net realized gain	23,371,417
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(16,759,892)
Investments in affiliated issuers	30,996
Swap agreements	(1,402,294)
Futures contracts	(2,983,080)
Net change in unrealized appreciation (depreciation)	(21,114,270)
Net realized and unrealized gain	2,257,147
Net increase in net assets resulting from operations	$3,326,639

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,069,492	$2,138,897
Net realized gain on investments	23,371,417	7,243,373
Net change in unrealized appreciation (depreciation) on investments	(21,114,270)	31,370,800
Net increase in net assets resulting from operations	3,326,639	40,753,070

Capital share transactions:
Proceeds from sale of shares
Investor Class	1,000,239,110	3,267,814,139
A-Class	98,266,242	284,034,909
C-Class	523,282	17,370,012
H-Class	207,347,745	512,367,614
Cost of shares redeemed
Investor Class	(990,925,349)	(3,509,187,067)
A-Class	(108,721,814)	(296,190,807)
C-Class	(849,889)	(23,997,212)
H-Class	(215,403,836)	(496,652,060)
Net decrease from capital share transactions	(9,524,509)	(244,440,472)
Net decrease in net assets	(6,197,870)	(203,687,402)

Net assets:
Beginning of period	322,107,825	525,795,227
End of period	$315,909,955	$322,107,825

Capital share activity:
Shares sold
Investor Class	12,336,214	44,886,045
A-Class	1,309,417	4,152,405
C-Class	8,122	281,514
H-Class	2,774,386	7,575,202
Shares redeemed
Investor Class	(12,425,999)	(48,213,160)
A-Class	(1,460,861)	(4,329,588)
C-Class	(13,038)	(387,815)
H-Class	(2,910,141)	(7,334,463)
Net decrease in shares	(381,900)	(3,369,860)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$76.83	$69.63	$60.14	$49.18	$49.42	$42.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.48	.40	.08	.07	.14
Net gain (loss) on investments (realized and unrealized)	5.30	6.72	10.50	11.56	(.25)	7.18
Total from investment operations	5.63	7.20	10.90	11.64	(.18)	7.32
Less distributions from:
Net investment income	—	—	(.02)	(.02)	(.06)	(.05)
Net realized gains	—	—	(1.39)	(.66)	—	—
Total distributions	—	—	(1.41)	(.68)	(.06)	(.05)
Net asset value, end of period	$82.46	$76.83	$69.63	$60.14	$49.18	$49.42

Total Return	7.33%	10.34%	18.09%	23.84%	(0.36%)	17.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$253,224	$242,831	$451,764	$78,531	$164,820	$136,800
Ratios to average net assets:
Net investment income (loss)	0.83%	0.65%	0.58%	0.15%	0.14%	0.31%
Total expenses[c]	1.36%	1.35%	1.26%	1.28%	1.25%	1.27%
Net expenses[d]	1.35%	1.35%	1.26%	1.28%	1.25%	1.27%
Portfolio turnover rate	366%	1,078%	2,067%	1,288%	619%	403%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$71.28	$64.72	$56.18	$46.08	$46.40	$39.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.28	.25	(.02)	(.05)	.02
Net gain (loss) on investments (realized and unrealized)	4.91	6.28	9.70	10.80	(.21)	6.76
Total from investment operations	5.14	6.56	9.95	10.78	(.26)	6.78
Less distributions from:
Net investment income	—	—	(.02)	(.02)	(.06)	(.05)
Net realized gains	—	—	(1.39)	(.66)	—	—
Total distributions	—	—	(1.41)	(.68)	(.06)	(.05)
Net asset value, end of period	$76.42	$71.28	$64.72	$56.18	$46.08	$46.40

Total Return[e]	7.21%	10.14%	17.68%	23.57%	(0.56%)	17.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,325	$26,022	$35,094	$3,528	$13,626	$3,930
Ratios to average net assets:
Net investment income (loss)	0.61%	0.41%	0.39%	(0.05%)	(0.11%)	0.05%
Total expenses[c]	1.61%	1.60%	1.51%	1.53%	1.51%	1.52%
Net expenses[d]	1.60%	1.60%	1.51%	1.53%	1.51%	1.52%
Portfolio turnover rate	366%	1,078%	2,067%	1,288%	619%	403%

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$63.15	$57.77	$50.57	$41.86	$42.50	$36.62
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(0.20)	(.27)	(.40)	(.34)	(.28)
Net gain (loss) on investments (realized and unrealized)	4.36	5.58	8.88	9.79	(.24)	6.21
Total from investment operations	4.29	5.38	8.61	9.39	(.58)	5.93
Less distributions from:
Net investment income	—	—	(.02)	(.02)	(.06)	(.05)
Net realized gains	—	—	(1.39)	(.66)	—	—
Total distributions	—	—	(1.41)	(.68)	(.06)	(.05)
Net asset value, end of period	$67.44	$63.15	$57.77	$50.57	$41.86	$42.50

Total Return[e]	6.79%	9.31%	17.01%	22.60%	(1.36%)	16.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,116	$4,165	$9,952	$9,676	$11,090	$11,993
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.33%)	(0.48%)	(0.89%)	(0.83%)	(0.70%)
Total expenses[c]	2.36%	2.35%	2.28%	2.27%	2.26%	2.27%
Net expenses[d]	2.35%	2.35%	2.28%	2.27%	2.26%	2.27%
Portfolio turnover rate	366%	1,078%	2,067%	1,288%	619%	403%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

NOVA FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$71.35	$64.80	$56.15	$46.06	$46.40	$44.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.30	.19	(.07)	(.06)	.02
Net gain (loss) on investments (realized and unrealized)	4.94	6.25	9.87	10.84	(.22)	2.03
Total from investment operations	5.15	6.55	10.06	10.77	(.28)	2.05
Less distributions from:
Net investment income	—	—	(.02)	(.02)	(.06)	(.05)
Net realized gains	—	—	(1.39)	(.66)	—	—
Total distributions	—	—	(1.41)	(.68)	(.06)	(.05)
Net asset value, end of period	$76.50	$71.35	$64.80	$56.15	$46.06	$46.40

Total Return	7.22%	10.11%	17.88%	23.56%	(0.60%)	4.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,245	$49,090	$28,985	$17,716	$13,938	$1,692
Ratios to average net assets:
Net investment income (loss)	0.57%	0.44%	0.30%	(0.15%)	(0.14%)	0.08%
Total expenses[c]	1.61%	1.61%	1.52%	1.52%	1.51%	1.51%
Net expenses[d]	1.60%	1.61%	1.52%	1.52%	1.51%	1.51%
Portfolio turnover rate	366%	1,078%	2,067%	1,288%	619%	403%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P 500® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the S&P 500® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	4.0%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.7%
Facebook, Inc. — Class A	1.6%
Berkshire Hathaway, Inc. — Class B	1.5%
JPMorgan Chase & Co.	1.4%
Alphabet, Inc. — Class C	1.4%
Alphabet, Inc. — Class A	1.4%
Johnson & Johnson	1.3%
Procter & Gamble Co.	1.2%
Top Ten Total	20.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	5.16%	2.42%	8.97%	11.38%
A-Class Shares with sales charge‡	0.17%	(2.44%)	7.92%	10.84%
C-Class Shares	4.77%	1.64%	8.15%	10.53%
C-Class Shares with CDSC§	3.77%	0.64%	8.15%	10.53%
H-Class Shares	5.16%	2.42%	8.96%	11.39%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P 500® FUND

	Shares	Value
COMMON STOCKS† - 92.2%

Consumer, Non-cyclical - 20.0%
Johnson & Johnson	14,230	$1,841,077
Procter & Gamble Co.	13,493	1,678,259
Merck & Company, Inc.	13,805	1,162,105
Coca-Cola Co.	20,750	1,129,630
UnitedHealth Group, Inc.	5,110	1,110,505
Pfizer, Inc.	29,822	1,071,505
PepsiCo, Inc.	7,539	1,033,597
Abbott Laboratories	9,529	797,291
Medtronic plc	7,235	785,866
PayPal Holdings, Inc.*	6,345	657,279
Philip Morris International, Inc.	8,389	636,977
Thermo Fisher Scientific, Inc.	2,159	628,852
Amgen, Inc.	3,234	625,811
AbbVie, Inc.	7,972	603,640
Eli Lilly & Co.	4,581	512,293
Danaher Corp.	3,442	497,128
Bristol-Myers Squibb Co.	8,819	447,212
CVS Health Corp.	7,012	442,247
Gilead Sciences, Inc.	6,829	432,822
Mondelez International, Inc. — Class A	7,775	430,113
Altria Group, Inc.	10,072	411,945
Celgene Corp.*	3,821	379,425
Automatic Data Processing, Inc.	2,340	377,723
Stryker Corp.	1,730	374,199
Becton Dickinson and Co.	1,456	368,310
Colgate-Palmolive Co.	4,626	340,057
Intuitive Surgical, Inc.*	622	335,836
Anthem, Inc.	1,379	331,098
S&P Global, Inc.	1,328	325,333
Zoetis, Inc.	2,575	320,819
Cigna Corp.	2,036	309,044
Boston Scientific Corp.*	7,511	305,623
Allergan plc	1,769	297,705
Kimberly-Clark Corp.	1,856	263,645
Global Payments, Inc.	1,618	257,262
Edwards Lifesciences Corp.*	1,121	246,519
Illumina, Inc.*	793	241,247
Baxter International, Inc.	2,753	240,805
Estee Lauder Companies, Inc. — Class A	1,193	237,348
Vertex Pharmaceuticals, Inc.*	1,386	234,816
Biogen, Inc.*	994	231,423
Sysco Corp.	2,767	219,700
Constellation Brands, Inc. — Class A	902	186,967
Humana, Inc.	728	186,128
Moody’s Corp.	877	179,636
General Mills, Inc.	3,254	179,361
HCA Healthcare, Inc.	1,434	172,682
Zimmer Biomet Holdings, Inc.	1,107	151,958
IQVIA Holdings, Inc.*	982	146,691
IHS Markit Ltd.*	2,163	144,661
Verisk Analytics, Inc. — Class A	882	139,479
Tyson Foods, Inc. — Class A	1,589	136,877
McKesson Corp.	997	136,250
FleetCor Technologies, Inc.*	467	133,926
IDEXX Laboratories, Inc.*	464	126,175
Hershey Co.	803	124,457
Archer-Daniels-Midland Co.	3,003	123,333
Monster Beverage Corp.*	2,086	121,113
Cintas Corp.	448	120,109
Regeneron Pharmaceuticals, Inc.*	431	119,559
Alexion Pharmaceuticals, Inc.*	1,209	118,410
Corteva, Inc.	4,038	113,064
Kroger Co.	4,307	111,035
ResMed, Inc.	775	104,710
McCormick & Company, Inc.	664	103,783
Clorox Co.	678	102,968
Church & Dwight Company, Inc.	1,332	100,219
Centene Corp.*	2,230	96,470
Kraft Heinz Co.	3,355	93,722
Equifax, Inc.	652	91,717
Laboratory Corporation of America Holdings*	527	88,536
Kellogg Co.	1,341	86,293
Teleflex, Inc.	249	84,598
Conagra Brands, Inc.	2,624	80,504
Cooper Companies, Inc.	268	79,596
Quest Diagnostics, Inc.	727	77,811
Cardinal Health, Inc.	1,607	75,834
Hologic, Inc.*	1,441	72,756
Incyte Corp.*	962	71,409
Align Technology, Inc.*	392	70,921
WellCare Health Plans, Inc.*	271	70,235
Gartner, Inc.*	486	69,493
JM Smucker Co.	615	67,662
AmerisourceBergen Corp. — Class A	820	67,511
MarketAxess Holdings, Inc.	204	66,810
Hormel Foods Corp.	1,497	65,464
Universal Health Services, Inc. — Class B	438	65,152
Dentsply Sirona, Inc.	1,209	64,452
Brown-Forman Corp. — Class B	981	61,587
Varian Medical Systems, Inc.*	491	58,473
Molson Coors Brewing Co. — Class B	1,013	58,247
Lamb Weston Holdings, Inc.	785	57,085
Mylan N.V.*	2,782	55,028
United Rentals, Inc.*	416	51,850
Avery Dennison Corp.	454	51,561
Henry Schein, Inc.*	800	50,800
ABIOMED, Inc.*	245	43,583
Campbell Soup Co.	910	42,697
Perrigo Company plc	734	41,023
Nielsen Holdings plc	1,918	40,758
Robert Half International, Inc.	635	35,344
DaVita, Inc.*	522	29,791
Quanta Services, Inc.	767	28,993
Rollins, Inc.	759	25,859
H&R Block, Inc.	1,082	25,557
Nektar Therapeutics*	945	17,213
Coty, Inc. — Class A	1,586	16,669
Total Consumer, Non-cyclical		28,956,706

Financial - 16.5%
Berkshire Hathaway, Inc. — Class B*	10,572	2,199,187
JPMorgan Chase & Co.	17,240	2,028,976

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P 500® FUND

	Shares	Value
Visa, Inc. — Class A	9,312	$1,601,757
Bank of America Corp.	45,168	1,317,551
Mastercard, Inc. — Class A	4,813	1,307,066
Wells Fargo & Co.	21,618	1,090,412
Citigroup, Inc.	12,180	841,394
American Tower Corp. — Class A REIT	2,387	527,837
American Express Co.	3,669	433,969
U.S. Bancorp	7,731	427,834
CME Group, Inc. — Class A	1,931	408,098
Chubb Ltd.	2,457	396,658
Goldman Sachs Group, Inc.	1,745	361,616
PNC Financial Services Group, Inc.	2,401	336,524
Crown Castle International Corp. REIT	2,242	311,660
Prologis, Inc. REIT	3,403	290,004
Morgan Stanley	6,773	289,004
BlackRock, Inc. — Class A	633	282,090
Intercontinental Exchange, Inc.	3,022	278,840
Marsh & McLennan Companies, Inc.	2,730	273,136
Equinix, Inc. REIT	458	264,174
Charles Schwab Corp.	6,273	262,400
American International Group, Inc.	4,690	261,233
Simon Property Group, Inc. REIT	1,661	258,535
Aon plc	1,272	246,221
Progressive Corp.	3,152	243,492
Capital One Financial Corp.	2,536	230,725
BB&T Corp.	4,131	220,471
Bank of New York Mellon Corp.	4,625	209,096
Aflac, Inc.	3,992	208,861
Travelers Companies, Inc.	1,404	208,761
MetLife, Inc.	4,293	202,458
Public Storage REIT	810	198,669
Welltower, Inc. REIT	2,185	198,070
Prudential Financial, Inc.	2,167	194,922
Allstate Corp.	1,775	192,907
SunTrust Banks, Inc.	2,393	164,638
Equity Residential REIT	1,880	162,169
AvalonBay Communities, Inc. REIT	753	162,144
SBA Communications Corp. REIT	610	147,102
Ventas, Inc. REIT	2,009	146,717
Digital Realty Trust, Inc. REIT	1,123	145,777
T. Rowe Price Group, Inc.	1,270	145,097
Discover Financial Services	1,717	139,231
Willis Towers Watson plc	695	134,114
Realty Income Corp. REIT	1,716	131,583
State Street Corp.	2,009	118,913
Hartford Financial Services Group, Inc.	1,950	118,190
Essex Property Trust, Inc. REIT	354	115,634
M&T Bank Corp.	721	113,896
Synchrony Financial	3,291	112,190
Weyerhaeuser Co. REIT	4,016	111,243
Northern Trust Corp.	1,159	108,158
Fifth Third Bancorp	3,939	107,850
Ameriprise Financial, Inc.	706	103,853
Boston Properties, Inc. REIT	775	100,487
KeyCorp	5,410	96,514
CBRE Group, Inc. — Class A*	1,813	96,107
Cincinnati Financial Corp.	819	95,553
HCP, Inc. REIT	2,649	94,384
Alexandria Real Estate Equities, Inc. REIT	612	94,272
Arthur J Gallagher & Co.	1,004	89,928
First Republic Bank	907	87,707
Citizens Financial Group, Inc.	2,410	85,242
Regions Financial Corp.	5,379	85,096
Extra Space Storage, Inc. REIT	693	80,956
Mid-America Apartment Communities, Inc. REIT	615	79,956
Principal Financial Group, Inc.	1,398	79,882
Huntington Bancshares, Inc.	5,595	79,841
UDR, Inc. REIT	1,579	76,550
Loews Corp.	1,402	72,175
Cboe Global Markets, Inc.	602	69,176
Host Hotels & Resorts, Inc. REIT	3,936	68,053
Duke Realty Corp. REIT	1,949	66,208
Lincoln National Corp.	1,079	65,085
Regency Centers Corp. REIT	903	62,749
Nasdaq, Inc.	622	61,796
Everest Re Group Ltd.	220	58,540
SVB Financial Group*	278	58,088
E*TRADE Financial Corp.	1,293	56,491
Raymond James Financial, Inc.	667	55,001
Vornado Realty Trust REIT	854	54,374
Comerica, Inc.	806	53,188
Western Union Co.	2,286	52,967
Globe Life, Inc.	541	51,806
Federal Realty Investment Trust REIT	376	51,189
Iron Mountain, Inc. REIT	1,548	50,140
Kimco Realty Corp. REIT	2,276	47,523
Franklin Resources, Inc.	1,521	43,896
Zions Bancorp North America	954	42,472
Apartment Investment & Management Co. — Class A REIT	803	41,868
Assurant, Inc.	330	41,521
SL Green Realty Corp. REIT	444	36,297
Invesco Ltd.	2,077	35,184
People’s United Financial, Inc.	2,150	33,616
Unum Group	1,125	33,435
Alliance Data Systems Corp.	221	28,317
Affiliated Managers Group, Inc.	273	22,755
Macerich Co. REIT[1]	594	18,764
Total Financial		23,848,256

Technology - 16.0%
Microsoft Corp.	41,168	5,723,587
Apple, Inc.	22,904	5,129,809
Intel Corp.	23,886	1,230,846
Adobe, Inc.*	2,617	722,946
salesforce.com, Inc.*	4,728	701,824
International Business Machines Corp.	4,777	694,671
Accenture plc — Class A	3,436	660,915
Oracle Corp.	11,870	653,206
Texas Instruments, Inc.	5,034	650,594
Broadcom, Inc.	2,147	592,722
NVIDIA Corp.	3,283	571,472
QUALCOMM, Inc.	6,554	499,939
Fidelity National Information Services, Inc.	3,307	439,037

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P 500® FUND

	Shares	Value
Intuit, Inc.	1,403	$373,114
Fiserv, Inc.*	3,078	318,850
Micron Technology, Inc.*	5,952	255,043
Applied Materials, Inc.	4,980	248,502
Analog Devices, Inc.	1,992	222,566
Activision Blizzard, Inc.	4,135	218,824
Lam Research Corp.	779	180,035
Cognizant Technology Solutions Corp. — Class A	2,978	179,469
Autodesk, Inc.*	1,184	174,877
Advanced Micro Devices, Inc.*	5,854	169,707
Electronic Arts, Inc.*	1,589	155,436
HP, Inc.	7,991	151,190
Paychex, Inc.	1,724	142,696
KLA Corp.	859	136,968
Xilinx, Inc.	1,362	130,616
Microchip Technology, Inc.	1,283	119,204
Cerner Corp.	1,717	117,048
Synopsys, Inc.*	811	111,310
Hewlett Packard Enterprise Co.	7,040	106,797
ANSYS, Inc.*	454	100,497
Cadence Design Systems, Inc.*	1,511	99,847
MSCI, Inc. — Class A	457	99,512
Western Digital Corp.	1,596	95,185
Maxim Integrated Products, Inc.	1,463	84,722
Akamai Technologies, Inc.*	889	81,237
Broadridge Financial Solutions, Inc.	616	76,649
Take-Two Interactive Software, Inc.*	610	76,457
Skyworks Solutions, Inc.	926	73,385
Seagate Technology plc	1,276	68,636
NetApp, Inc.	1,283	67,370
Citrix Systems, Inc.	664	64,089
Leidos Holdings, Inc.	729	62,607
Jack Henry & Associates, Inc.	415	60,578
Fortinet, Inc.*	765	58,721
Qorvo, Inc.*	635	47,079
DXC Technology Co.	1,412	41,654
Xerox Holdings Corp.	1,026	30,688
IPG Photonics Corp.*	193	26,171
Total Technology		23,098,904

Communications - 13.7%
Amazon.com, Inc.*	2,240	3,888,438
Facebook, Inc. — Class A*	12,972	2,310,054
Alphabet, Inc. — Class C*	1,629	1,985,751
Alphabet, Inc. — Class A*	1,615	1,972,141
AT&T, Inc.	39,397	1,490,782
Verizon Communications, Inc.	22,299	1,345,968
Walt Disney Co.	9,713	1,265,798
Cisco Systems, Inc.	22,889	1,130,945
Comcast Corp. — Class A	24,455	1,102,431
Netflix, Inc.*	2,361	631,851
Booking Holdings, Inc.*	229	449,438
Charter Communications, Inc. — Class A*	872	359,369
Twitter, Inc.*	4,168	171,722
eBay, Inc.	4,251	165,704
Motorola Solutions, Inc.	893	152,176
T-Mobile US, Inc.*	1,705	134,303
Corning, Inc.	4,211	120,098
VeriSign, Inc.*	562	106,010
Expedia Group, Inc.	754	101,345
CDW Corp.	781	96,250
Omnicom Group, Inc.	1,173	91,846
Symantec Corp.	3,066	72,450
CBS Corp. — Class B	1,764	71,213
Arista Networks, Inc.*	293	70,003
CenturyLink, Inc.	5,293	66,057
Fox Corp. — Class A	1,911	60,263
Juniper Networks, Inc.	1,864	46,134
Discovery, Inc. — Class C*	1,871	46,064
Viacom, Inc. — Class B	1,909	45,873
F5 Networks, Inc.*	324	45,496
Interpublic Group of Companies, Inc.	2,088	45,017
DISH Network Corp. — Class A*	1,297	44,189
News Corp. — Class A	2,079	28,940
Fox Corp. — Class B	875	27,597
Discovery, Inc. — Class A*,1	852	22,689
TripAdvisor, Inc.*	566	21,893
News Corp. — Class B	657	9,392
Total Communications		19,795,690

Industrial - 8.5%
Boeing Co.	2,882	1,096,515
Honeywell International, Inc.	3,880	656,496
Union Pacific Corp.	3,799	615,362
United Technologies Corp.	4,374	597,138
Lockheed Martin Corp.	1,340	522,680
3M Co.	3,102	509,969
United Parcel Service, Inc. — Class B	3,765	451,122
General Electric Co.	47,053	420,654
Caterpillar, Inc.	3,033	383,098
Northrop Grumman Corp.	849	318,197
CSX Corp.	4,304	298,138
Raytheon Co.	1,501	294,481
Deere & Co.	1,698	286,419
Norfolk Southern Corp.	1,420	255,117
L3Harris Technologies, Inc.	1,204	251,203
Illinois Tool Works, Inc.	1,587	248,350
Waste Management, Inc.	2,104	241,960
General Dynamics Corp.	1,261	230,422
Emerson Electric Co.	3,317	221,775
Roper Technologies, Inc.	561	200,053
FedEx Corp.	1,294	188,368
Johnson Controls International plc	4,290	188,288
Eaton Corporation plc	2,264	188,251
TE Connectivity Ltd.	1,812	168,842
Ingersoll-Rand plc	1,302	160,419
Amphenol Corp. — Class A	1,604	154,786
TransDigm Group, Inc.	268	139,540
Cummins, Inc.	851	138,432
Ball Corp.	1,790	130,330
Agilent Technologies, Inc.	1,669	127,895
Parker-Hannifin Corp.	693	125,163
Stanley Black & Decker, Inc.	818	118,127
AMETEK, Inc.	1,231	113,030
Fortive Corp.	1,592	109,148

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P 500® FUND

	Shares	Value
Vulcan Materials Co.	713	$107,834
Rockwell Automation, Inc.	631	103,989
Republic Services, Inc. — Class A	1,141	98,753
Keysight Technologies, Inc.*	1,012	98,417
Mettler-Toledo International, Inc.*	133	93,685
Martin Marietta Materials, Inc.	337	92,372
Amcor plc	8,759	85,400
Waters Corp.*	360	80,363
Dover Corp.	784	78,055
Xylem, Inc.	971	77,311
Kansas City Southern	542	72,092
Wabtec Corp.	982	70,566
Expeditors International of Washington, Inc.	921	68,421
IDEX Corp.	409	67,027
Jacobs Engineering Group, Inc.	731	66,887
Garmin Ltd.	780	66,058
Masco Corp.	1,561	65,062
CH Robinson Worldwide, Inc.	730	61,889
Textron, Inc.	1,241	60,759
Arconic, Inc.	2,089	54,314
Packaging Corporation of America	510	54,111
Allegion plc	504	52,240
PerkinElmer, Inc.	599	51,017
J.B. Hunt Transport Services, Inc.	461	51,010
Westrock Co.	1,387	50,556
Huntington Ingalls Industries, Inc.	223	47,229
Snap-on, Inc.	298	46,649
Fortune Brands Home & Security, Inc.	754	41,244
FLIR Systems, Inc.	731	38,443
AO Smith Corp.	746	35,592
Sealed Air Corp.	833	34,578
Pentair plc	906	34,247
Flowserve Corp.	707	33,024
Total Industrial		12,288,962

Consumer, Cyclical - 8.0%
Home Depot, Inc.	5,904	1,369,846
Walmart, Inc.	7,667	909,919
McDonald’s Corp.	4,095	879,237
Costco Wholesale Corp.	2,371	683,109
NIKE, Inc. — Class B	6,750	633,960
Starbucks Corp.	6,454	570,663
Lowe’s Companies, Inc.	4,161	457,543
TJX Companies, Inc.	6,518	363,313
Target Corp.	2,755	294,537
General Motors Co.	6,774	253,889
Walgreens Boots Alliance, Inc.	4,090	226,218
Dollar General Corp.	1,386	220,291
Ross Stores, Inc.	1,967	216,075
Ford Motor Co.	21,130	193,551
Yum! Brands, Inc.	1,641	186,139
Marriott International, Inc. — Class A	1,474	183,322
Delta Air Lines, Inc.	3,120	179,712
O’Reilly Automotive, Inc.*	413	164,585
VF Corp.	1,760	156,622
Dollar Tree, Inc.*	1,276	145,668
Hilton Worldwide Holdings, Inc.	1,547	144,041
AutoZone, Inc.*	132	143,170
Southwest Airlines Co.	2,608	140,858
PACCAR, Inc.	1,867	130,709
Aptiv plc	1,381	120,727
Chipotle Mexican Grill, Inc. — Class A*	138	115,985
United Airlines Holdings, Inc.*	1,191	105,296
Fastenal Co.	3,092	101,015
Royal Caribbean Cruises Ltd.	926	100,313
DR Horton, Inc.	1,814	95,616
Carnival Corp.	2,160	94,413
Copart, Inc.*	1,087	87,319
Best Buy Company, Inc.	1,251	86,306
Lennar Corp. — Class A	1,533	85,618
Ulta Beauty, Inc.*	317	79,456
CarMax, Inc.*	893	78,584
Genuine Parts Co.	788	78,477
Darden Restaurants, Inc.	663	78,380
MGM Resorts International	2,811	77,921
Hasbro, Inc.	633	75,131
WW Grainger, Inc.	238	70,722
NVR, Inc.*	19	70,630
Advance Auto Parts, Inc.	385	63,679
Norwegian Cruise Line Holdings Ltd.*	1,162	60,157
Tractor Supply Co.	643	58,153
American Airlines Group, Inc.	2,137	57,635
Wynn Resorts Ltd.	522	56,752
Whirlpool Corp.	343	54,318
Tiffany & Co.	586	54,281
LKQ Corp.*	1,662	52,270
PulteGroup, Inc.	1,390	50,804
Alaska Air Group, Inc.	665	43,165
Kohl’s Corp.	858	42,608
BorgWarner, Inc.	1,113	40,825
Tapestry, Inc.	1,547	40,299
Mohawk Industries, Inc.*	323	40,075
Newell Brands, Inc.	2,054	38,451
PVH Corp.	400	35,292
Harley-Davidson, Inc.	845	30,395
Hanesbrands, Inc.	1,949	29,859
Leggett & Platt, Inc.	709	29,026
Capri Holdings Ltd.*	817	27,092
Ralph Lauren Corp. — Class A	280	26,732
Macy’s, Inc.	1,666	25,890
L Brands, Inc.	1,252	24,527
Under Armour, Inc. — Class A*	1,014	20,219
Gap, Inc.	1,155	20,051
Nordstrom, Inc.	576	19,394
Under Armour, Inc. — Class C*	1,048	19,000
Total Consumer, Cyclical		11,509,835

Energy - 4.2%
Exxon Mobil Corp.	22,813	1,610,826
Chevron Corp.	10,236	1,213,990
ConocoPhillips	5,986	341,082
Schlumberger Ltd.	7,457	254,806
Phillips 66	2,418	247,603
EOG Resources, Inc.	3,129	232,234
Kinder Morgan, Inc.	10,497	216,343

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P 500® FUND

	Shares	Value
Marathon Petroleum Corp.	3,549	$215,602
Occidental Petroleum Corp.	4,823	214,479
Valero Energy Corp.	2,234	190,426
ONEOK, Inc.	2,227	164,108
Williams Companies, Inc.	6,535	157,232
Pioneer Natural Resources Co.	901	113,319
Halliburton Co.	4,724	89,047
Hess Corp.	1,396	84,430
Baker Hughes a GE Co.	3,500	81,200
Diamondback Energy, Inc.	879	79,031
Concho Resources, Inc.	1,084	73,604
Noble Energy, Inc.	2,578	57,902
TechnipFMC plc	2,263	54,629
Marathon Oil Corp.	4,335	53,191
Devon Energy Corp.	2,180	52,451
Apache Corp.	2,027	51,891
National Oilwell Varco, Inc.	2,081	44,117
HollyFrontier Corp.	816	43,770
Cabot Oil & Gas Corp. — Class A	2,256	39,638
Cimarex Energy Co.	547	26,223
Helmerich & Payne, Inc.	590	23,641
Total Energy		6,026,815

Utilities - 3.3%
NextEra Energy, Inc.	2,635	613,929
Duke Energy Corp.	3,928	376,538
Dominion Energy, Inc.	4,431	359,088
Southern Co.	5,636	348,136
Exelon Corp.	5,238	253,048
American Electric Power Company, Inc.	2,662	249,403
Sempra Energy	1,480	218,463
Xcel Energy, Inc.	2,828	183,509
Public Service Enterprise Group, Inc.	2,726	169,230
Consolidated Edison, Inc.	1,791	169,196
WEC Energy Group, Inc.	1,701	161,765
Eversource Energy	1,745	149,145
Edison International	1,931	145,636
FirstEnergy Corp.	2,911	140,398
DTE Energy Co.	988	131,365
Entergy Corp.	1,072	125,810
PPL Corp.	3,894	122,622
American Water Works Company, Inc.	974	121,000
Ameren Corp.	1,326	106,146
CMS Energy Corp.	1,530	97,844
Evergy, Inc.	1,270	84,531
CenterPoint Energy, Inc.	2,708	81,727
Atmos Energy Corp.[1]	637	72,548
Alliant Energy Corp.	1,281	69,084
NiSource, Inc.	2,013	60,229
Pinnacle West Capital Corp.	606	58,824
AES Corp.	3,580	58,497
NRG Energy, Inc.	1,364	54,014
Total Utilities		4,781,725

Basic Materials - 2.0%
Linde plc	2,915	564,694
DuPont de Nemours, Inc.	4,019	286,595
Ecolab, Inc.	1,350	267,354
Air Products & Chemicals, Inc.	1,188	263,570
Sherwin-Williams Co.	443	243,592
Dow, Inc.	4,007	190,934
Newmont Goldcorp Corp.	4,421	167,644
PPG Industries, Inc.	1,274	150,982
LyondellBasell Industries N.V. — Class A	1,392	124,542
International Paper Co.	2,118	88,574
Nucor Corp.	1,635	83,238
Celanese Corp. — Class A	667	81,567
Freeport-McMoRan, Inc.	7,822	74,857
International Flavors & Fragrances, Inc.[1]	576	70,670
FMC Corp.	703	61,639
CF Industries Holdings, Inc.	1,177	57,908
Eastman Chemical Co.	739	54,560
Albemarle Corp.[1]	571	39,696
Mosaic Co.	1,914	39,237
Total Basic Materials		2,911,853

Total Common Stocks
(Cost $93,075,001)		133,218,746

	Face Amount
FEDERAL AGENCY NOTES†† - 5.5%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$8,000,000	7,995,458
Total Federal Agency Notes
(Cost $8,000,000)		7,995,458

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
1.82% due 11/21/19[3]	270,000	269,314
1.93% due 10/29/19[3,4]	45,000	44,935
Total U.S. Treasury Bills
(Cost $314,224)		314,249

REPURCHASE AGREEMENTS††,5 - 2.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	2,040,877	2,040,877
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	656,278	656,278
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	590,650	590,650
Total Repurchase Agreements
(Cost $3,287,805)		3,287,805

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P 500® FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[8]	174,214	$174,214
Total Securities Lending Collateral
(Cost $174,214)		174,214

Total Investments - 100.3%
(Cost $104,851,244)		$144,990,472
Other Assets & Liabilities, net - (0.3)%		(439,282)
Total Net Assets - 100.0%		$144,551,190

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	9	Dec 2019	$1,339,988	$(4,952)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.36%	At Maturity	10/28/19	1,278	$3,803,039	$8,372
Barclays Bank plc	S&P 500 Index	2.36%	At Maturity	10/31/19	784	2,332,731	(690)
BNP Paribas	S&P 500 Index	2.59%	At Maturity	10/29/19	1,306	3,887,829	(10,081)
						$10,023,599	$(2,399)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P 500® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$133,218,746	$—	$—	$133,218,746
Federal Agency Notes	—	7,995,458	—	7,995,458
U.S. Treasury Bills	—	314,249	—	314,249
Repurchase Agreements	—	3,287,805	—	3,287,805
Securities Lending Collateral	174,214	—	—	174,214
Equity Index Swap Agreements**	—	8,372	—	8,372
Total Assets	$133,392,960	$11,605,884	$—	$144,998,844

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,952	$—	$—	$4,952
Equity Index Swap Agreements**	—	10,771	—	10,771
Total Liabilities	$4,952	$10,771	$—	$15,723

**	This derivative is reported as unrealized appreciation/depreciation at period end.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value including $171,392 of securities loaned (cost $101,563,439)	$141,702,667
Repurchase agreements, at value (cost $3,287,805)	3,287,805
Cash	1,411
Segregated cash with broker	15,137
Unrealized appreciation on OTC swap agreements	8,372
Receivables:
Securities sold	2,684,968
Fund shares sold	2,015,586
Dividends	115,933
Interest	16,663
Variation margin on futures contracts	6,277
Securities lending income	17
Total assets	149,854,836

Liabilities:
Unrealized depreciation on OTC swap agreements	10,771
Payable for:
Fund shares redeemed	4,787,999
Return of securities lending collateral	174,214
Management fees	84,055
Distribution and service fees	37,401
Transfer agent and administrative fees	28,019
Portfolio accounting fees	16,811
Trustees’ fees*	2,891
Swap settlement	1,968
Miscellaneous	159,517
Total liabilities	5,303,646
Commitments and contingent liabilities (Note 11)	—
Net assets	$144,551,190

Net assets consist of:
Paid in capital	$109,184,634
Total distributable earnings (loss)	35,366,556
Net assets	$144,551,190

A-Class:
Net assets	$20,763,704
Capital shares outstanding	383,010
Net asset value per share	$54.21
Maximum offering price per share (Net asset value divided by 95.25%)	$56.91

C-Class:
Net assets	$20,272,827
Capital shares outstanding	419,562
Net asset value per share	$48.32

H-Class:
Net assets	$103,514,659
Capital shares outstanding	1,909,872
Net asset value per share	$54.20

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$1,376,070
Interest	215,494
Income from securities lending, net	443
Total investment income	1,592,007

Expenses:
Management fees	588,589
Distribution and service fees
A-Class	26,969
C-Class	69,887
H-Class	151,759
Transfer agent and administrative fees	196,197
Portfolio accounting fees	117,720
Trustees’ fees*	17,979
Custodian fees	11,055
Miscellaneous	180,055
Total expenses	1,360,210
Net investment income	231,797

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,789,021
Swap agreements	1,462,372
Futures contracts	(258,680)
Net realized gain	7,992,713
Net change in unrealized appreciation (depreciation) on:
Investments	(142,766)
Swap agreements	(191,519)
Futures contracts	(5,073)
Net change in unrealized appreciation (depreciation)	(339,358)
Net realized and unrealized gain	7,653,355
Net increase in net assets resulting from operations	$7,885,152

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P 500® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$231,797	$469,575
Net realized gain on investments	7,992,713	597,688
Net change in unrealized appreciation (depreciation) on investments	(339,358)	1,645,818
Net increase in net assets resulting from operations	7,885,152	2,713,081

Distributions to shareholders:
A-Class	—	(321,942)
C-Class	—	(227,483)
H-Class	—	(2,546,090)
Total distributions to shareholders	—	(3,095,515)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,976,561	93,539,104
C-Class	11,753,962	72,975,867
H-Class	403,294,198	981,240,477
Distributions reinvested
A-Class	—	291,602
C-Class	—	213,467
H-Class	—	2,531,231
Cost of shares redeemed
A-Class	(28,856,207)	(94,083,958)
C-Class	(6,559,767)	(79,616,540)
H-Class	(425,863,294)	(1,041,846,099)
Net decrease from capital share transactions	(18,254,547)	(64,754,849)
Net decrease in net assets	(10,369,395)	(65,137,283)

Net assets:
Beginning of period	154,920,585	220,057,868
End of period	$144,551,190	$154,920,585

Capital share activity:
Shares sold
A-Class	538,059	1,850,237
C-Class	243,052	1,601,634
H-Class	7,617,940	19,539,683
Shares issued from reinvestment of distributions
A-Class	—	6,304
C-Class	—	5,146
H-Class	—	54,729
Shares redeemed
A-Class	(548,991)	(1,894,508)
C-Class	(140,009)	(1,755,858)
H-Class	(8,036,507)	(20,931,485)
Net decrease in shares	(326,456)	(1,524,118)

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$51.55	$48.72	$45.52	$39.85	$41.40	$37.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.15	.13	.06	.03	.04
Net gain (loss) on investments (realized and unrealized)	2.56	3.45	5.44	5.97	—	4.08
Total from investment operations	2.66	3.60	5.57	6.03	.03	4.12
Less distributions from:
Net investment income	—	(.05)	(.12)	(.05)	(.01)	(.02)
Net realized gains	—	(.72)	(2.25)	(.31)	(1.57)	(.48)
Total distributions	—	(.77)	(2.37)	(.36)	(1.58)	(.50)
Net asset value, end of period	$54.21	$51.55	$48.72	$45.52	$39.85	$41.40

Total Return[c]	5.16%	7.59%	12.16%	15.17%	0.08%	10.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,764	$20,307	$21,041	$20,960	$39,793	$28,022
Ratios to average net assets:
Net investment income (loss)	0.38%	0.30%	0.27%	0.14%	0.02%	0.11%
Total expenses	1.67%	1.67%	1.58%	1.57%	1.55%	1.59%
Portfolio turnover rate	84%	157%	151%	133%	181%	256%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$46.12	$44.00	$41.62	$36.74	$38.58	$35.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.20)	(.19)	(.22)	(.26)	(.23)
Net gain (loss) on investments (realized and unrealized)	2.30	3.09	4.94	5.46	—	3.80
Total from investment operations	2.20	2.89	4.75	5.24	(.26)	3.57
Less distributions from:
Net investment income	—	(.05)	(.12)	(.05)	(.01)	(.02)
Net realized gains	—	(.72)	(2.25)	(.31)	(1.57)	(.48)
Total distributions	—	(.77)	(2.37)	(.36)	(1.58)	(.50)
Net asset value, end of period	$48.32	$46.12	$44.00	$41.62	$36.74	$38.58

Total Return[c]	4.77%	6.78%	11.29%	14.33%	(0.67%)	10.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,273	$14,599	$20,484	$20,931	$15,667	$20,977
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.45%)	(0.44%)	(0.57%)	(0.70%)	(0.62%)
Total expenses	2.42%	2.41%	2.33%	2.33%	2.31%	2.34%
Portfolio turnover rate	84%	157%	151%	133%	181%	256%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P 500® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$51.54	$48.71	$45.51	$39.84	$41.40	$37.78
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.16	.15	.07	.03	.05
Net gain (loss) on investments (realized and unrealized)	2.56	3.44	5.42	5.96	(.01)	4.07
Total from investment operations	2.66	3.60	5.57	6.03	.02	4.12
Less distributions from:
Net investment income	—	(.05)	(.12)	(.05)	(.01)	(.02)
Net realized gains	—	(.72)	(2.25)	(.31)	(1.57)	(.48)
Total distributions	—	(.77)	(2.37)	(.36)	(1.58)	(.50)
Net asset value, end of period	$54.20	$51.54	$48.71	$45.51	$39.84	$41.40

Total Return	5.16%	7.59%	12.14%	15.20%	0.06%	10.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,515	$120,014	$178,533	$226,744	$229,420	$254,610
Ratios to average net assets:
Net investment income (loss)	0.36%	0.32%	0.31%	0.16%	0.07%	0.12%
Total expenses	1.67%	1.66%	1.58%	1.58%	1.55%	1.58%
Portfolio turnover rate	84%	157%	151%	133%	181%	256%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 7, 1994
A-Class	March 31, 2004
C-Class	March 15, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	10.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.4%
Total	17.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*
Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(4.86%)	(3.40%)	(10.48%)	(13.67%)
A-Class Shares	(4.98%)	(3.66%)	(10.71%)	(13.89%)
A-Class Shares with sales charge‡	(9.50%)	(8.24%)	(11.58%)	(14.31%)
C-Class Shares	(5.33%)	(4.37%)	(11.39%)	(14.54%)
C-Class Shares with CDSC§	(6.27%)	(5.33%)	(11.39%)	(14.54%)
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(4.99%)	(3.66%)	(10.73%)	(10.33%)
S&P 500 Index	6.08%	4.25%	10.84%	10.34%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 17.5%
Guggenheim Strategy Fund II1	282,633	$7,017,780
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	521,111	5,190,266
Total Mutual Funds
(Cost $12,178,005)		12,208,046

	Face Amount
FEDERAL AGENCY NOTES†† - 58.3%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$8,000,000	7,995,458
2.05% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[2]	6,000,000	6,004,079
1.97% due 08/19/21	5,290,000	5,268,053
1.98% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[2]	5,000,000	4,994,294
2.20% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	5,000,000	4,988,805
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,500,000	4,513,278
2.19% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	3,040,000	3,043,123
Federal Home Loan Bank
1.97% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/26/19[2]	3,900,000	3,900,045
Total Federal Agency Notes
(Cost $40,720,481)		40,707,135

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$2,870,000	$2,862,706
Total U.S. Treasury Bills
(Cost $2,862,484)		2,862,706

REPURCHASE AGREEMENTS††,4 - 20.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	8,729,646	8,729,646
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	2,807,163	2,807,163
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	2,526,447	2,526,447
Total Repurchase Agreements
(Cost $14,063,256)		14,063,256

Total Investments - 100.0%
(Cost $69,824,226)		$69,841,143
Other Assets & Liabilities, net - 0.0%		26,281
Total Net Assets - 100.0%		$69,867,424

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	(2.26)%	At Maturity	10/28/19	14,637	$43,571,798	$12,879
Barclays Bank plc	S&P 500 Index	(2.21)%	At Maturity	10/31/19	8,520	25,362,697	7,499
BNP Paribas	S&P 500 Index	(2.09)%	At Maturity	10/29/19	308	916,644	2,503
						$69,851,139	$22,881

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE S&P 500® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,208,046	$—	$—	$12,208,046
Federal Agency Notes	—	40,707,135	—	40,707,135
U.S. Treasury Bills	—	2,862,706	—	2,862,706
Repurchase Agreements	—	14,063,256	—	14,063,256
Equity Index Swap Agreements**	—	22,881	—	22,881
Total Assets	$12,208,046	$57,655,978	$—	$69,864,024

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,512,127	$—	$(500,000)	$202	$5,451	$7,017,780	282,633	$100,255
Guggenheim Ultra Short Duration Fund — Institutional Class	5,195,477	—	—	—	(5,211)	5,190,266	521,111	72,142
	$12,707,604	$—	$(500,000)	$202	$240	$12,208,046		$172,397

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $43,582,965)	$43,569,841
Investments in affiliated issuers, at value (cost $12,178,005)	12,208,046
Repurchase agreements, at value (cost $14,063,256)	14,063,256
Unrealized appreciation on OTC swap agreements	22,881
Receivables:
Interest	112,288
Fund shares sold	40,907
Dividends	23,751
Swap settlement	1,164
Total assets	70,042,134

Liabilities:
Payable for:
Management fees	47,110
Fund shares redeemed	37,242
Registration fees	23,945
Printing fees	15,404
Transfer agent and administrative fees	13,363
Professional fees	11,531
Distribution and service fees	6,416
Portfolio accounting fees	5,345
Licensing fees	3,537
Trustees’ fees*	1,151
Miscellaneous	9,666
Total liabilities	174,710
Commitments and contingent liabilities (Note 11)	—
Net assets	$69,867,424

Net assets consist of:
Paid in capital	$278,811,114
Total distributable earnings (loss)	(208,943,690)
Net assets	$69,867,424

Investor Class:
Net assets	$41,523,752
Capital shares outstanding	768,811
Net asset value per share	$54.01

A-Class:
Net assets	$19,446,557
Capital shares outstanding	390,888
Net asset value per share	$49.75
Maximum offering price per share (Net asset value divided by 95.25%)	$52.23

C-Class:
Net assets	$1,806,703
Capital shares outstanding	40,676
Net asset value per share	$44.42

H-Class:
Net assets	$7,090,412
Capital shares outstanding	142,539
Net asset value per share	$49.74

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$172,397
Interest	587,511
Total investment income	759,908

Expenses:
Management fees	276,094
Distribution and service fees:
A-Class	10,723
C-Class	11,171
H-Class	8,217
Transfer agent and administrative fees	76,693
Registration fees	32,917
Portfolio accounting fees	30,677
Trustees’ fees*	8,701
Custodian fees	4,363
Miscellaneous	35,512
Total expenses	495,068
Less:
Expenses waived by Adviser	(6,509)
Net expenses	488,559
Net investment income	271,349

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$702
Investments in affiliated issuers	202
Swap agreements	(4,148,911)
Futures contracts	(177,263)
Net realized loss	(4,325,270)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(18,637)
Investments in affiliated issuers	240
Swap agreements	611,639
Futures contracts	17,143
Net change in unrealized appreciation (depreciation)	610,385
Net realized and unrealized loss	(3,714,885)
Net decrease in net assets resulting from operations	$(3,443,536)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$271,349	$481,630
Net realized loss on investments	(4,325,270)	(7,446,581)
Net change in unrealized appreciation (depreciation) on investments	610,385	(225,606)
Net decrease in net assets resulting from operations	(3,443,536)	(7,190,557)

Capital share transactions:
Proceeds from sale of shares
Investor Class	56,475,091	208,817,447
A-Class	20,902,700	9,058,886
C-Class	953,899	35,343,563
H-Class	11,205,845	70,374,514
Cost of shares redeemed
Investor Class	(58,512,308)	(214,934,455)
A-Class	(4,369,200)	(10,101,675)
C-Class	(1,699,726)	(36,594,092)
H-Class	(10,509,208)	(66,764,405)
Net increase (decrease) from capital share transactions	14,447,093	(4,800,217)
Net increase (decrease) in net assets	11,003,557	(11,990,774)

Net assets:
Beginning of period	58,863,867	70,854,641
End of period	$69,867,424	$58,863,867

Capital share activity:
Shares sold
Investor Class	1,016,072	3,461,135
A-Class	414,122	164,505
C-Class	20,421	716,652
H-Class	219,687	1,250,985
Shares redeemed
Investor Class	(1,059,334)	(3,577,537)
A-Class	(86,362)	(182,576)
C-Class	(36,886)	(741,017)
H-Class	(206,494)	(1,203,450)
Net increase (decrease) in shares	281,226	(111,303)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]
Per Share Data
Net asset value, beginning of period	$56.77	$61.76	$70.35	$83.09	$87.54	$100.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.46	(.07)	(.55)	(.78)	(1.02)
Net gain (loss) on investments (realized and unrealized)	(3.04)	(5.45)	(8.52)	(12.19)	(3.67)	(12.34)
Total from investment operations	(2.76)	(4.99)	(8.59)	(12.74)	(4.45)	(13.36)
Net asset value, end of period	$54.01	$56.77	$61.76	$70.35	$83.09	$87.54

Total Return	(4.86%)	(8.08%)	(12.21%)	(15.34%)	(5.07%)	(13.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,524	$46,105	$57,342	$76,404	$153,544	$60,745
Ratios to average net assets:
Net investment income (loss)	1.00%	0.78%	(0.10%)	(0.70%)	(0.91%)	(1.07%)
Total expenses[c]	1.52%	1.52%	1.43%	1.42%	1.41%	1.41%
Net expenses[d]	1.49%	1.51%	1.43%	1.42%	1.41%	1.41%
Portfolio turnover rate	31%	—	56%	114%	63%	103%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]
Per Share Data
Net asset value, beginning of period	$52.36	$57.11	$65.22	$77.21	$81.54	$94.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.27	(.22)	(.70)	(.96)	(1.14)
Net gain (loss) on investments (realized and unrealized)	(2.77)	(5.02)	(7.89)	(11.29)	(3.37)	(11.59)
Total from investment operations	(2.61)	(4.75)	(8.11)	(11.99)	(4.33)	(12.73)
Net asset value, end of period	$49.75	$52.36	$57.11	$65.22	$77.21	$81.54

Total Return[e]	(4.98%)	(8.32%)	(12.43%)	(15.54%)	(5.30%)	(13.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,447	$3,306	$4,637	$6,331	$9,256	$4,758
Ratios to average net assets:
Net investment income (loss)	0.62%	0.50%	(0.37%)	(0.96%)	(1.18%)	(1.32%)
Total expenses[c]	1.77%	1.76%	1.68%	1.67%	1.66%	1.66%
Net expenses[d]	1.75%	1.76%	1.68%	1.67%	1.66%	1.66%
Portfolio turnover rate	31%	—	56%	114%	63%	103%

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]
Per Share Data
Net asset value, beginning of period	$46.92	$51.56	$59.34	$70.79	$75.34	$87.73
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.13)	(.63)	(1.12)	(1.44)	(1.68)
Net gain (loss) on investments (realized and unrealized)	(2.50)	(4.51)	(7.15)	(10.33)	(3.11)	(10.71)
Total from investment operations	(2.50)	(4.64)	(7.78)	(11.45)	(4.55)	(12.39)
Net asset value, end of period	$44.42	$46.92	$51.56	$59.34	$70.79	$75.34

Total Return[e]	(5.33%)	(9.00%)	(13.11%)	(16.20%)	(6.05%)	(14.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,807	$2,681	$4,203	$6,760	$9,244	$5,121
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.27%)	(1.14%)	(1.69%)	(1.93%)	(2.07%)
Total expenses[c]	2.52%	2.51%	2.43%	2.42%	2.41%	2.41%
Net expenses[d]	2.49%	2.51%	2.43%	2.42%	2.41%	2.41%
Portfolio turnover rate	31%	—	56%	114%	63%	103%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Period Ended March 31, 2015[g,h]
Per Share Data
Net asset value, beginning of period	$52.35	$57.11	$65.22	$77.17	$81.54	$86.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.19	.29	(.27)	(.70)	(.90)	(.54)
Net gain (loss) on investments (realized and unrealized)	(2.80)	(5.05)	(7.84)	(11.25)	(3.47)	(4.02)
Total from investment operations	(2.61)	(4.76)	(8.11)	(11.95)	(4.37)	(4.56)
Net asset value, end of period	$49.74	$52.35	$57.11	$65.22	$77.17	$81.54

Total Return	(4.99%)	(8.33%)	(12.43%)	(15.47%)	(5.37%)	(5.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,090	$6,772	$4,672	$2,857	$7,319	$13,085
Ratios to average net assets:
Net investment income (loss)	0.75%	0.52%	(0.45%)	(0.96%)	(1.08%)	(1.27%)
Total expenses[c]	1.77%	1.77%	1.69%	1.67%	1.67%	1.60%
Net expenses[d]	1.74%	1.76%	1.69%	1.67%	1.67%	1.60%
Portfolio turnover rate	31%	—	56%	114%	63%	103%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Net investment income is less than $0.01 per share.
[g]	Reverse share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect 1:6 reverse share split effective October 28, 2016.
[h]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a calendar month basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time different than a full calendar month.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 28, 2014
C-Class	November 28, 2014
H-Class	November 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	8.1%
Apple, Inc.	7.8%
Amazon.com, Inc.	6.6%
Guggenheim Strategy Fund II	4.8%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.7%
Facebook, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.3%
Alphabet, Inc. — Class A	2.9%
Intel Corp.	1.9%
Cisco Systems, Inc.	1.8%
Top Ten Total	45.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	Since Inception (11/28/14)
A-Class Shares	7.21%	(3.61%)	24.48%
A-Class Shares with sales charge‡	2.12%	(8.19%)	23.24%
C-Class Shares	6.81%	(4.33%)	23.51%
C-Class Shares with CDSC§	5.81%	(5.29%)	23.51%
H-Class Shares	7.17%	(3.65%)	25.09%
NASDAQ-100 Index	5.59%	2.73%	14.04%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 70.9%

Technology - 29.8%
Microsoft Corp.	94,720	$13,168,922
Apple, Inc.	56,063	12,556,430
Intel Corp.	60,988	3,142,712
Adobe, Inc.*	6,683	1,846,179
Texas Instruments, Inc.	12,853	1,661,122
Broadcom, Inc.	5,480	1,512,864
NVIDIA Corp.	8,385	1,459,577
QUALCOMM, Inc.	16,737	1,276,698
Fiserv, Inc.*	9,358	969,395
Intuit, Inc.	3,580	952,065
Micron Technology, Inc.*	15,196	651,149
Applied Materials, Inc.	12,718	634,628
Analog Devices, Inc.	5,086	568,259
Activision Blizzard, Inc.	10,559	558,782
NXP Semiconductor N.V.	4,526	493,877
Lam Research Corp.	1,990	459,909
Cognizant Technology Solutions Corp. — Class A	7,603	458,195
Autodesk, Inc.*	3,024	446,645
Advanced Micro Devices, Inc.*	14,945	433,255
Paychex, Inc.	4,947	409,463
Electronic Arts, Inc.*	4,057	396,856
Workday, Inc. — Class A*	2,258	383,770
KLA Corp.	2,192	349,514
Xilinx, Inc.	3,478	333,540
Microchip Technology, Inc.	3,277	304,466
Cerner Corp.	4,383	298,789
Synopsys, Inc.*	2,069	283,970
NetEase, Inc. ADR	1,004	267,245
Cadence Design Systems, Inc.*	3,857	254,870
ASML Holding N.V. — Class G	1,000	248,420
Western Digital Corp.	4,075	243,033
Check Point Software Technologies Ltd.*	2,096	229,512
Maxim Integrated Products, Inc.	3,735	216,294
Take-Two Interactive Software, Inc.*	1,558	195,280
Skyworks Solutions, Inc.	2,364	187,347
Citrix Systems, Inc.	1,802	173,929
NetApp, Inc.	3,275	171,970
Total Technology		48,198,931

Communications - 24.8%
Amazon.com, Inc.*	6,138	10,655,016
Facebook, Inc. — Class A*	30,125	5,364,660
Alphabet, Inc. — Class C*	4,342	5,292,898
Alphabet, Inc. — Class A*	3,820	4,664,755
Cisco Systems, Inc.	58,935	2,911,979
Comcast Corp. — Class A	62,442	2,814,885
Netflix, Inc.*	6,028	1,613,213
Charter Communications, Inc. — Class A*	3,049	1,256,554
Booking Holdings, Inc.*	585	1,148,127
T-Mobile US, Inc.*	11,764	926,650
eBay, Inc.	11,547	450,102
Baidu, Inc. ADR*	3,878	398,503
Sirius XM Holdings, Inc.	61,262	383,194
MercadoLibre, Inc.*	684	377,041
JD.com, Inc. ADR*	12,738	359,339
VeriSign, Inc.*	1,629	307,278
Expedia Group, Inc.	1,884	253,228
Symantec Corp.	8,509	201,068
Ctrip.com International Ltd. ADR*	6,705	196,390
Liberty Global plc — Class C*	7,066	168,100
Fox Corp. — Class A	4,752	149,854
Fox Corp. — Class B	3,614	113,986
Liberty Global plc — Class A*	2,823	69,869
Total Communications		40,076,689

Consumer, Non-cyclical - 10.1%
PepsiCo, Inc.	19,248	2,638,901
PayPal Holdings, Inc.*	16,200	1,678,158
Amgen, Inc.	8,256	1,597,619
Gilead Sciences, Inc.	17,436	1,105,094
Mondelez International, Inc. — Class A	19,854	1,098,323
Celgene Corp.*	9,758	968,969
Automatic Data Processing, Inc.	5,975	964,485
Intuitive Surgical, Inc.*	1,586	856,329
Illumina, Inc.*	2,024	615,741
Vertex Pharmaceuticals, Inc.*	3,539	599,577
Biogen, Inc.*	2,539	591,130
Kraft Heinz Co.	16,797	469,224
Monster Beverage Corp.*	7,501	435,508
Regeneron Pharmaceuticals, Inc.*	1,487	412,494
Cintas Corp.	1,411	378,289
Verisk Analytics, Inc. — Class A	2,251	355,973
IDEXX Laboratories, Inc.*	1,185	322,237
Alexion Pharmaceuticals, Inc.*	3,087	302,341
Incyte Corp.*	2,961	219,795
Align Technology, Inc.*	1,100	199,012
BioMarin Pharmaceutical, Inc.*	2,471	166,545
Mylan N.V.*	7,102	140,478
Henry Schein, Inc.*	2,041	129,603
Total Consumer, Non-cyclical		16,245,825

Consumer, Cyclical - 5.1%
Costco Wholesale Corp.	6,055	1,744,506
Starbucks Corp.	16,479	1,457,073
Walgreens Boots Alliance, Inc.	12,434	687,725
Tesla, Inc.*,1	2,466	593,985
Marriott International, Inc. — Class A	4,535	564,018
Ross Stores, Inc.	5,021	551,557
O’Reilly Automotive, Inc.*	1,053	419,631
Dollar Tree, Inc.*	3,258	371,933
PACCAR, Inc.	4,769	333,878
Lululemon Athletica, Inc.*	1,692	325,761
United Airlines Holdings, Inc.*	3,537	312,706
Fastenal Co.	7,895	257,930
Hasbro, Inc.	1,737	206,165
Ulta Beauty, Inc.*	810	203,026
American Airlines Group, Inc.	6,130	165,326
Wynn Resorts Ltd.	1,482	161,123
Total Consumer, Cyclical		8,356,343

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Industrial - 0.6%
CSX Corp.	10,989	$761,208
J.B. Hunt Transport Services, Inc.	1,470	162,656
Total Industrial		923,864

Utilities - 0.3%
Xcel Energy, Inc.	7,090	460,070

Financial - 0.2%
Willis Towers Watson plc	1,776	342,715

Total Common Stocks
(Cost $116,342,406)		114,604,437

MUTUAL FUNDS† - 9.5%
Guggenheim Strategy Fund II2	309,250	7,678,675
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	769,694	7,666,148
Total Mutual Funds
(Cost $15,350,840)		15,344,823

	Face Amount
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$500,000	498,729
1.93% due 10/29/19[3,4]	161,000	160,766
Total U.S. Treasury Bills
(Cost $659,445)		659,495

	Face Amount	Value
REPURCHASE AGREEMENTS††,5 - 19.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	$19,406,676	$19,406,676
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	6,240,539	6,240,539
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	5,616,486	5,616,486
Total Repurchase Agreements
(Cost $31,263,701)		31,263,701

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[8]	448,799	448,799
Total Securities Lending Collateral
(Cost $448,799)		448,799

Total Investments - 100.4%
(Cost $164,065,191)		$162,321,255
Other Assets & Liabilities, net - (0.4)%		(684,343)
Total Net Assets - 100.0%		$161,636,912

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	54	Dec 2019	$8,389,170	$(15,388)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.41%	At Maturity	10/31/19	623	$4,830,342	$(14,051)
BNP Paribas	NASDAQ-100 Index	2.69%	At Maturity	10/29/19	4,433	34,350,004	(239,773)
Goldman Sachs International	NASDAQ-100 Index	2.46%	At Maturity	10/28/19	20,784	161,061,801	(456,598)
						$200,242,147	$(710,422)

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$114,604,437	$—	$—	$114,604,437
Mutual Funds	15,344,823	—	—	15,344,823
U.S. Treasury Bills	—	659,495	—	659,495
Repurchase Agreements	—	31,263,701	—	31,263,701
Securities Lending Collateral	448,799	—	—	448,799
Total Assets	$130,398,059	$31,923,196	$—	$162,321,255

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,388	$—	$—	$15,388
Equity Index Swap Agreements**	—	710,422	—	710,422
Total Liabilities	$15,388	$710,422	$—	$725,810

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,369,514	$5,300,000	$(4,000,000)	$(22,524)	$31,685	$7,678,675	309,250	$94,411
Guggenheim Ultra Short Duration Fund — Institutional Class	6,371,937	7,300,000	(6,000,000)	(12,201)	6,412	7,666,148	769,694	93,903
	$12,741,451	$12,600,000	$(10,000,000)	$(34,725)	$38,097	$15,344,823		$188,314

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value including $437,661 of securities loaned (cost $117,450,650)	$115,712,731
Investments in affiliated issuers, at value (cost $15,350,840)	15,344,823
Repurchase agreements, at value (cost $31,263,701)	31,263,701
Segregated cash with broker	401,082
Receivables:
Fund shares sold	2,326,271
Dividends	68,445
Variation margin on futures contracts	64,979
Investment Adviser	47,969
Interest	1,974
Securities lending income	84
Total assets	165,232,059

Liabilities:
Unrealized depreciation on OTC swap agreements	710,422
Payable for:
Securities purchased	1,993,429
Return of securities lending collateral	448,799
Management fees	91,774
Fund shares redeemed	85,492
Swap settlement	41,575
Distribution and service fees	26,288
Transfer agent and administrative fees	25,901
Portfolio accounting fees	10,361
Trustees’ fees*	2,525
Miscellaneous	158,581
Total liabilities	3,595,147
Commitments and contingent liabilities (Note 11)	—
Net assets	$161,636,912

Net assets consist of:
Paid in capital	$218,532,660
Total distributable earnings (loss)	(56,895,748)
Net assets	$161,636,912

A-Class:
Net assets	$2,445,321
Capital shares outstanding	16,953
Net asset value per share	$144.24
Maximum offering price per share (Net asset value divided by 95.25%)	$151.43

C-Class:
Net assets	$651,234
Capital shares outstanding	4,690
Net asset value per share	$138.86

H-Class:
Net assets	$158,540,357
Capital shares outstanding	1,073,537
Net asset value per share	$147.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $755)	$485,139
Dividends from securities of affiliated issuers	188,314
Interest	317,635
Income from securities lending, net	346
Total investment income	991,434

Expenses:
Management fees	591,643
Distribution and service fees
A-Class	3,383
C-Class	3,006
H-Class	160,211
Transfer agent and administrative fees	164,345
Portfolio accounting fees	65,738
Trustees’ fees*	14,035
Custodian fees	9,529
Line of credit fees	74
Miscellaneous	177,334
Total expenses	1,189,298
Less:
Expenses waived by Adviser	(307,606)
Net expenses	881,692
Net investment income	109,742

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,284,336
Investments in affiliated issuers	(34,725)
Swap agreements	(2,426,169)
Futures contracts	661,128
Net realized gain	3,484,570
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(8,486,031)
Investments in affiliated issuers	38,097
Swap agreements	(1,914,399)
Futures contracts	(850,352)
Net change in unrealized appreciation (depreciation)	(11,212,685)
Net realized and unrealized loss	(7,728,115)
Net decrease in net assets resulting from operations	$(7,618,373)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$109,742	$122,242
Net realized gain on investments	3,484,570	29,388,114
Net change in unrealized appreciation (depreciation) on investments	(11,212,685)	4,693,945
Net increase (decrease) in net assets resulting from operations	(7,618,373)	34,204,301

Capital share transactions:
Proceeds from sale of shares
A-Class	6,118,618	5,870,473
C-Class	355,127	870,336
H-Class	654,091,881	475,352,789
Cost of shares redeemed
A-Class	(6,704,797)	(5,265,587)
C-Class	(221,291)	(570,711)
H-Class	(616,291,530)	(406,018,040)
Net increase from capital share transactions	37,348,008	70,239,260
Net increase in net assets	29,729,635	104,443,561

Net assets:
Beginning of period	131,907,277	27,463,716
End of period	$161,636,912	$131,907,277

Capital share activity:
Shares sold
A-Class	43,790	45,931
C-Class	2,658	7,067
H-Class	4,576,876	3,856,374
Shares redeemed
A-Class	(49,710)	(40,617)
C-Class	(1,628)	(4,951)
H-Class	(4,434,817)	(3,142,899)
Net increase in shares	137,169	720,905

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$134.54	$113.31	$79.32	$54.45	$51.68	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.24	.25	(.23)	(.18)	(.27)	(.07)
Net gain (loss) on investments (realized and unrealized)	9.46	20.98	34.22	25.05	3.04	1.75
Total from investment operations	9.70	21.23	33.99	24.87	2.77	1.68
Net asset value, end of period	$144.24	$134.54	$113.31	$79.32	$54.45	$51.68

Total Return[d]	7.21%	18.74%	42.85%	45.65%	5.38%	3.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,445	$3,077	$1,990	$1,010	$246	$465
Ratios to average net assets:
Net investment income (loss)	0.34%	0.19%	(0.23%)	(0.28%)	(0.48%)	(0.38%)
Total expenses[e]	1.81%	1.81%	1.71%	1.72%	1.70%	1.63%
Net expenses[f,g]	1.33%	1.35%	1.35%	1.35%	1.37%	1.35%
Portfolio turnover rate	402%	467%	385%	259%	551%	84%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$130.01	$110.32	$77.79	$53.80	$51.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.23)	(.64)	(1.00)	(.73)	(.56)	(.19)
Net gain (loss) on investments (realized and unrealized)	9.08	20.33	33.53	24.72	2.81	1.74
Total from investment operations	8.85	19.69	32.53	23.99	2.25	1.55
Net asset value, end of period	$138.86	$130.01	$110.32	$77.79	$53.80	$51.55

Total Return[d]	6.81%	17.85%	41.82%	44.52%	4.40%	3.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$651	$476	$170	$89	$23	$14
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.52%)	(1.02%)	(1.10%)	(1.04%)	(1.13%)
Total expenses[e]	2.56%	2.57%	2.46%	2.47%	2.51%	2.43%
Net expenses[f,g]	2.08%	2.11%	2.10%	2.10%	2.17%	2.13%
Portfolio turnover rate	402%	467%	385%	259%	551%	84%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

MONTHLY REBALANCE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[b]
Per Share Data
Net asset value, beginning of period	$137.80	$116.07	$81.25	$55.79	$51.57	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.12	.19	(.25)	(.23)	(.17)	(.10)
Net gain (loss) on investments (realized and unrealized)	9.76	21.54	35.07	25.69	4.39	1.67
Total from investment operations	9.88	21.73	34.82	25.46	4.22	1.57
Net asset value, end of period	$147.68	$137.80	$116.07	$81.25	$55.79	$51.57

Total Return	7.17%	18.72%	42.86%	45.64%	8.18%	3.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$158,540	$128,354	$25,304	$28,573	$4,220	$342,658
Ratios to average net assets:
Net investment income (loss)	0.17%	0.15%	(0.24%)	(0.35%)	(0.30%)	(0.60%)
Total expenses[e]	1.81%	1.81%	1.71%	1.72%	1.67%	1.64%
Net expenses[f,g]	1.34%	1.35%	1.35%	1.35%	1.35%	1.35%
Portfolio turnover rate	402%	467%	385%	259%	551%	84%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f] [g]

Net expense information reflects the expense ratios after expense waivers.

Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios would be:

	09/30/19	03/31/19	03/29/18	03/31/17	03/31/16	03/31/15
A-Class	1.33%	1.35%	1.35%	1.35%	1.35%	1.35%
C-Class	2.08%	2.10%	2.10%	2.10%	2.10%	2.10%
H-Class	1.34%	1.35%	1.35%	1.35%	1.35%	1.35%

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	September 3, 1998
A-Class	March 31, 2004
C-Class	March 7, 2001
H-Class	September 18, 2014

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	23.0%
Guggenheim Strategy Fund II	17.3%
Total	40.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(4.77%)	(3.98%)	(14.67%)	(17.36%)
A-Class Shares	(4.89%)	(4.24%)	(14.64%)	(17.48%)
A-Class Shares with sales charge‡	(9.40%)	(8.79%)	(15.47%)	(17.88%)
C-Class Shares	(5.24%)	(4.99%)	(15.52%)	(18.21%)
C-Class Shares with CDSC§	(6.19%)	(5.94%)	(15.52%)	(18.21%)
NASDAQ-100 Index	5.59%	2.73%	15.19%	17.58%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(4.88%)	(4.24%)	(14.89%)	(14.61%)
NASDAQ-100 Index	5.59%	2.73%	15.19%	14.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 40.3%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	181,726	$1,809,990
Guggenheim Strategy Fund II1	54,740	1,359,184
Total Mutual Funds
(Cost $3,163,191)		3,169,174

	Face Amount
FEDERAL AGENCY NOTES†† - 42.2%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$1,000,000	999,432
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	752,213
1.97% due 08/19/21	630,000	627,386
2.19% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,247
Federal Home Loan Bank
2.01% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	700,000	698,999
Total Federal Agency Notes
(Cost $3,318,897)		3,318,277

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.4%
U.S. Treasury Bills
1.82% due 11/21/19[3,6]	$320,000	$319,187
1.93% due 10/29/19[3,4]	23,000	22,966
Total U.S. Treasury Bills
(Cost $342,127)		342,153

REPURCHASE AGREEMENTS††,5 - 12.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	630,522	630,522
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	202,755	202,755
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	182,479	182,479
Total Repurchase Agreements
(Cost $1,015,756)		1,015,756

Total Investments - 99.8%
(Cost $7,839,971)		$7,845,360
Other Assets & Liabilities, net - 0.2%		15,867
Total Net Assets - 100.0%		$7,861,227

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	2	Dec 2019	$310,710	$4,470

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(2.16%)	At Maturity	10/28/19	487	$3,774,518	$10,962
Barclays Bank plc	NASDAQ-100 Index	(2.26%)	At Maturity	10/31/19	387	2,996,292	8,716
BNP Paribas	NASDAQ-100 Index	(2.19%)	At Maturity	10/29/19	110	851,052	5,939
						$7,621,862	$25,617

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
INVERSE NASDAQ-100® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,169,174	$—	$—	$3,169,174
Federal Agency Notes	—	3,318,277	—	3,318,277
U.S. Treasury Bills	—	342,153	—	342,153
Repurchase Agreements	—	1,015,756	—	1,015,756
Equity Futures Contracts**	4,470	—	—	4,470
Equity Index Swap Agreements**	—	25,617	—	25,617
Total Assets	$3,173,644	$4,701,803	$—	$7,875,447

**	This derivative is reported as unrealized appreciation/depreciation at period end.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE NASDAQ-100® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,007,586	$—	$(1,650,000)	$(1,673)	$3,271	$1,359,184	54,740	$24,220
Guggenheim Ultra Short Duration Fund — Institutional Class	2,311,807	—	(500,000)	500	(2,317)	1,809,990	181,726	25,857
	$5,319,393	$—	$(2,150,000)	$(1,173)	$954	$3,169,174		$50,077

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $3,661,024)	$3,660,430
Investments in affiliated issuers, at value (cost $3,163,191)	3,169,174
Repurchase agreements, at value (cost $1,015,756)	1,015,756
Segregated cash with broker	920
Unrealized appreciation on OTC swap agreements	25,617
Receivables:
Dividends	6,317
Interest	5,553
Fund shares sold	25
Total assets	7,883,792

Liabilities:
Payable for:
Management fees	6,182
Registration fees	3,766
Variation margin on futures contracts	2,660
Printing fees	2,423
Professional fees	1,813
Transfer agent and administrative fees	1,813
Portfolio accounting fees	726
Swap settlement	325
Distribution and service fees	316
Trustees’ fees*	178
Miscellaneous	2,363
Total liabilities	22,565
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,861,227

Net assets consist of:
Paid in capital	$42,430,001
Total distributable earnings (loss)	(34,568,774)
Net assets	$7,861,227

Investor Class:
Net assets	$6,678,060
Capital shares outstanding	128,162
Net asset value per share	$52.11

A-Class:
Net assets	$401,580
Capital shares outstanding	7,964
Net asset value per share	$50.42
Maximum offering price per share (Net asset value divided by 95.25%)	$52.93

C-Class:
Net assets	$145,411
Capital shares outstanding	3,408
Net asset value per share	$42.67

H-Class:
Net assets	$636,176
Capital shares outstanding	12,803
Net asset value per share	$49.69

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$50,077
Interest	73,019
Total investment income	123,096

Expenses:
Management fees	43,421
Distribution and service fees:
A-Class	709
C-Class	753
H-Class	821
Transfer agent and administrative fees	12,061
Registration fees	7,585
Portfolio accounting fees	4,824
Professional fees	3,986
Trustees’ fees*	1,852
Custodian fees	702
Line of credit fees	56
Miscellaneous	346
Total expenses	77,116
Less:
Expenses waived by Adviser	(2,345)
Net expenses	74,771
Net investment income	48,325

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,859
Investments in affiliated issuers	(1,173)
Swap agreements	(1,331,179)
Futures contracts	(28,897)
Net realized loss	(1,359,390)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	284
Investments in affiliated issuers	954
Swap agreements	96,974
Futures contracts	18,387
Net change in unrealized appreciation (depreciation)	116,599
Net realized and unrealized loss	(1,242,791)
Net decrease in net assets resulting from operations	$(1,194,466)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,325	$125,954
Net realized loss on investments	(1,359,390)	(2,817,806)
Net change in unrealized appreciation (depreciation) on investments	116,599	(288,761)
Net decrease in net assets resulting from operations	(1,194,466)	(2,980,613)

Capital share transactions:
Proceeds from sale of shares
Investor Class	60,410,573	176,343,541
A-Class	923,611	4,974,401
C-Class	92,654	9,340,131
H-Class	6,850,408	71,221,514
Cost of shares redeemed
Investor Class	(59,130,330)	(173,569,949)
A-Class	(1,391,003)	(4,992,757)
C-Class	(64,628)	(9,969,595)
H-Class	(6,411,483)	(72,385,819)
Net increase from capital share transactions	1,279,802	961,467
Net increase (decrease) in net assets	85,336	(2,019,146)

Net assets:
Beginning of period	7,775,891	9,795,037
End of period	$7,861,227	$7,775,891

Capital share activity:
Shares sold
Investor Class	1,122,126	2,892,671
A-Class	18,097	83,715
C-Class	2,062	191,511
H-Class	134,617	1,239,869
Shares redeemed
Investor Class	(1,112,262)	(2,861,185)
A-Class	(25,880)	(84,906)
C-Class	(1,488)	(205,483)
H-Class	(128,333)	(1,273,160)
Net increase (decrease) in shares	8,939	(16,968)

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]
Per Share Data
Net asset value, beginning of period	$54.72	$63.05	$77.68	$96.42	$105.47	$132.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.56	.11	(.51)	(1.08)	(1.32)
Net gain (loss) on investments (realized and unrealized)	(2.89)	(8.89)	(14.74)	(18.23)	(7.97)	(25.58)
Total from investment operations	(2.61)	(8.33)	(14.63)	(18.74)	(9.05)	(26.90)
Net asset value, end of period	$52.11	$54.72	$63.05	$77.68	$96.42	$105.47

Total Return	(4.77%)	(13.21%)	(18.83%)	(19.42%)	(8.61%)	(20.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,678	$6,473	$5,474	$6,286	$11,857	$6,821
Ratios to average net assets:
Net investment income (loss)	1.04%	0.93%	0.16%	(0.57%)	(1.04%)	(1.14%)
Total expenses[c]	1.55%	1.56%	1.46%	1.46%	1.44%	1.46%
Net expenses[d]	1.50%	1.54%	1.46%	1.46%	1.44%	1.46%
Portfolio turnover rate	16%	38%	—	486%	1,674%	149%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]
Per Share Data
Net asset value, beginning of period	$53.01	$61.24	$75.63	$94.01	$101.76	$127.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.41	(.08)	(1.00)	(1.32)	(1.48)
Net gain (loss) on investments (realized and unrealized)	(2.81)	(8.64)	(14.31)	(17.38)	(6.43)	(24.74)
Total from investment operations	(2.59)	(8.23)	(14.39)	(18.38)	(7.75)	(26.22)
Net asset value, end of period	$50.42	$53.01	$61.24	$75.63	$94.01	$101.76

Total Return[e]	(4.89%)	(13.44%)	(19.03%)	(19.54%)	(7.63%)	(20.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$402	$835	$1,037	$2,626	$54,948	$570
Ratios to average net assets:
Net investment income (loss)	0.86%	0.72%	(0.12%)	(1.08%)	(1.36%)	(1.35%)
Total expenses[c]	1.80%	1.81%	1.72%	1.70%	1.69%	1.71%
Net expenses[d]	1.74%	1.79%	1.72%	1.70%	1.69%	1.71%
Portfolio turnover rate	16%	38%	—	486%	1,674%	149%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Year Ended March 31, 2015[g]
Per Share Data
Net asset value, beginning of period	$45.03	$52.43	$65.23	$81.79	$90.32	$114.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.06)	(.48)	(1.14)	(1.80)	(2.12)
Net gain (loss) on investments (realized and unrealized)	(2.38)	(7.34)	(12.32)	(15.42)	(6.73)	(22.07)
Total from investment operations	(2.36)	(7.40)	(12.80)	(16.56)	(8.53)	(24.19)
Net asset value, end of period	$42.67	$45.03	$52.43	$65.23	$81.79	$90.32

Total Return[e]	(5.24%)	(14.11%)	(19.62%)	(20.26%)	(9.43%)	(21.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145	$128	$881	$1,247	$1,457	$998
Ratios to average net assets:
Net investment income (loss)	0.08%	(0.13%)	(0.84%)	(1.51%)	(2.09%)	(2.12%)
Total expenses[c]	2.55%	2.53%	2.46%	2.46%	2.44%	2.46%
Net expenses[d]	2.50%	2.53%	2.46%	2.46%	2.44%	2.46%
Portfolio turnover rate	16%	38%	—	486%	1,674%	149%

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[g]	Year Ended March 31, 2016[g]	Period Ended March 31, 2015[f,g]
Per Share Data
Net asset value, beginning of period	$52.24	$60.37	$74.56	$92.82	$101.76	$110.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.37	.07	(.86)	(1.16)	(.80)
Net gain (loss) on investments (realized and unrealized)	(2.75)	(8.50)	(14.26)	(17.40)	(7.78)	(7.44)
Total from investment operations	(2.55)	(8.13)	(14.19)	(18.26)	(8.94)	(8.24)
Net asset value, end of period	$49.69	$52.24	$60.37	$74.56	$92.82	$101.76

Total Return	(4.88%)	(13.47%)	(19.03%)	(19.65%)	(8.80%)	(7.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$636	$341	$2,403	$460	$252	$335
Ratios to average net assets:
Net investment income (loss)	0.80%	0.63%	0.11%	(0.95%)	(1.18%)	(1.35%)
Total expenses[c]	1.80%	1.81%	1.71%	1.70%	1.70%	1.68%
Net expenses[d]	1.75%	1.79%	1.71%	1.70%	1.70%	1.68%
Portfolio turnover rate	16%	38%	—	486%	1,674%	149%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Reverse share split — Per share amounts for the periods presented through March 31, 2017, have been restated to reflect a 1:4 reverse share split effective November 4, 2016.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

MID-CAP 1.5X STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	August 20, 2001
H-Class	August 16, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	29.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	25.2%
STERIS plc	0.1%
Teledyne Technologies, Inc.	0.1%
Zebra Technologies Corp. — Class A	0.1%
Alleghany Corp.	0.1%
Old Dominion Freight Line, Inc.	0.1%
Camden Property Trust	0.1%
West Pharmaceutical Services, Inc.	0.1%
UGI Corp.	0.1%
Top Ten Total	55.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	2.29%	(8.01%)	10.18%	15.57%
A-Class Shares with sales charge‡	(2.57%)	(12.38%)	9.12%	15.01%
C-Class Shares	1.90%	(8.70%)	9.37%	14.73%
C-Class Shares with CDSC§	0.90%	(9.60%)	9.37%	14.73%
H-Class Shares	2.28%	(8.11%)	10.24%	15.62%
S&P MidCap 400 Index	2.96%	(2.49%)	8.88%	12.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 7.0%

Financial - 1.9%
Alleghany Corp.*	9	$7,180
Camden Property Trust REIT	62	6,883
WR Berkley Corp.	93	6,717
Reinsurance Group of America, Inc. — Class A	40	6,395
National Retail Properties, Inc. REIT	111	6,260
Omega Healthcare Investors, Inc. REIT	140	5,851
CyrusOne, Inc. REIT	73	5,774
Medical Properties Trust, Inc. REIT	288	5,633
Brown & Brown, Inc.	151	5,445
RenaissanceRe Holdings Ltd.	28	5,416
Liberty Property Trust REIT	102	5,236
American Financial Group, Inc.	48	5,177
SEI Investments Co.	82	4,859
Kilroy Realty Corp. REIT	60	4,673
Jones Lang LaSalle, Inc.	33	4,589
Douglas Emmett, Inc. REIT	106	4,540
Lamar Advertising Co. — Class A REIT	55	4,506
Old Republic International Corp.	184	4,337
American Campus Communities, Inc. REIT	89	4,279
First American Financial Corp.	72	4,249
Signature Bank	35	4,173
East West Bancorp, Inc.	94	4,163
Brixmor Property Group, Inc. REIT	192	3,896
Commerce Bancshares, Inc.	64	3,882
Park Hotels & Resorts, Inc. REIT	155	3,870
EPR Properties REIT	50	3,843
New York Community Bancorp, Inc.	301	3,778
TCF Financial Corp.	99	3,769
Cousins Properties, Inc. REIT	95	3,571
Synovus Financial Corp.	99	3,540
Hanover Insurance Group, Inc.	26	3,524
Primerica, Inc.	27	3,435
Eaton Vance Corp.	73	3,280
Cullen/Frost Bankers, Inc.	37	3,277
First Horizon National Corp.	201	3,256
First Industrial Realty Trust, Inc. REIT	82	3,244
Prosperity Bancshares, Inc.	45	3,178
Life Storage, Inc. REIT	30	3,162
Kemper Corp.	40	3,118
Highwoods Properties, Inc. REIT	67	3,011
EastGroup Properties, Inc. REIT	24	3,001
Jefferies Financial Group, Inc.	163	2,999
JBG SMITH Properties REIT	76	2,980
First Financial Bankshares, Inc.	88	2,933
CoreSite Realty Corp. REIT	24	2,924
Brighthouse Financial, Inc.*	72	2,914
Selective Insurance Group, Inc.	38	2,857
Sabra Health Care REIT, Inc.	122	2,801
Healthcare Realty Trust, Inc. REIT	83	2,781
Spirit Realty Capital, Inc. REIT	58	2,776
Webster Financial Corp.	59	2,765
PacWest Bancorp	76	2,762
Service Properties Trust REIT	106	2,734
Pinnacle Financial Partners, Inc.	47	2,667
Sterling Bancorp	132	2,648
Interactive Brokers Group, Inc. — Class A	49	2,635
Stifel Financial Corp.	45	2,582
United Bankshares, Inc.	66	2,500
SLM Corp.	275	2,427
FNB Corp.	209	2,410
Wintrust Financial Corp.	37	2,391
Rayonier, Inc. REIT	84	2,369
PS Business Parks, Inc. REIT	13	2,365
Umpqua Holdings Corp.	142	2,337
Pebblebrook Hotel Trust REIT	84	2,337
Valley National Bancorp	214	2,326
Janus Henderson Group plc	103	2,313
Weingarten Realty Investors REIT	78	2,272
Bank of Hawaii Corp.	26	2,234
Hancock Whitney Corp.	58	2,221
Corporate Office Properties Trust REIT	72	2,144
Bank OZK	78	2,127
Associated Banc-Corp.	105	2,126
Evercore, Inc. — Class A	26	2,083
Legg Mason, Inc.	53	2,024
Federated Investors, Inc. — Class B	62	2,009
Washington Federal, Inc.	51	1,886
Home BancShares, Inc.	100	1,880
UMB Financial Corp.	28	1,808
BancorpSouth Bank	60	1,777
PotlatchDeltic Corp. REIT	43	1,767
Texas Capital Bancshares, Inc.*	32	1,749
Fulton Financial Corp.	107	1,731
Cathay General Bancorp	49	1,702
Navient Corp.	131	1,677
CNO Financial Group, Inc.	101	1,599
Taubman Centers, Inc. REIT	39	1,592
LendingTree, Inc.*	5	1,552
Urban Edge Properties REIT	74	1,464
Trustmark Corp.	42	1,433
International Bancshares Corp.	37	1,429
Genworth Financial, Inc. — Class A*	324	1,426
Senior Housing Properties Trust REIT	153	1,416
Deluxe Corp.	28	1,377
GEO Group, Inc. REIT	78	1,353
CoreCivic, Inc. REIT	77	1,331
Mack-Cali Realty Corp. REIT	58	1,256
Alexander & Baldwin, Inc. REIT	44	1,078
Uniti Group, Inc. REIT	125	971
Mercury General Corp.	17	950
Tanger Factory Outlet Centers, Inc. REIT	60	929
Total Financial		306,876

Industrial - 1.4%
Teledyne Technologies, Inc.*	23	7,406
Old Dominion Freight Line, Inc.	41	6,969
Trimble, Inc.*	162	6,287
Lennox International, Inc.	23	5,588
Cognex Corp.	110	5,404
Carlisle Companies, Inc.	36	5,239

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Graco, Inc.	108	$4,972
AptarGroup, Inc.	41	4,856
Nordson Corp.	33	4,827
Hubbell, Inc.	35	4,599
Universal Display Corp.	27	4,533
Gentex Corp.	164	4,516
Owens Corning	70	4,424
Donaldson Company, Inc.	82	4,271
XPO Logistics, Inc.*	59	4,223
Arrow Electronics, Inc.*	54	4,027
Genesee & Wyoming, Inc. — Class A*	36	3,978
Woodward, Inc.	36	3,882
AECOM*	102	3,831
Sonoco Products Co.	65	3,783
Curtiss-Wright Corp.	28	3,622
MDU Resources Group, Inc.	128	3,608
Acuity Brands, Inc.	26	3,505
ITT, Inc.	57	3,488
Lincoln Electric Holdings, Inc.	40	3,470
Trex Company, Inc.*	38	3,456
Oshkosh Corp.	44	3,335
National Instruments Corp.	77	3,233
Jabil, Inc.	90	3,219
Kirby Corp.*	39	3,204
AGCO Corp.	41	3,104
EMCOR Group, Inc.	36	3,100
Tetra Tech, Inc.	35	3,037
Stericycle, Inc.*	59	3,005
Avnet, Inc.	67	2,981
SYNNEX Corp.	26	2,935
Landstar System, Inc.	26	2,927
Knight-Swift Transportation Holdings, Inc.	79	2,868
Littelfuse, Inc.	16	2,837
Crane Co.	33	2,661
Clean Harbors, Inc.*	33	2,547
MasTec, Inc.*	39	2,532
MSA Safety, Inc.	23	2,510
Eagle Materials, Inc.	27	2,430
Tech Data Corp.*	23	2,398
Coherent, Inc.*	15	2,306
KBR, Inc.	91	2,233
nVent Electric plc	100	2,204
Axon Enterprise, Inc.*	38	2,158
II-VI, Inc.*	56	1,972
Regal Beloit Corp.	27	1,967
Louisiana-Pacific Corp.	80	1,967
Valmont Industries, Inc.	14	1,938
Timken Co.	44	1,915
Energizer Holdings, Inc.	41	1,787
GATX Corp.	23	1,783
EnerSys	27	1,780
Ryder System, Inc.	34	1,760
Fluor Corp.	90	1,722
Kennametal, Inc.	53	1,629
Colfax Corp.*	54	1,569
Silgan Holdings, Inc.	50	1,502
Vishay Intertechnology, Inc.	85	1,439
Belden, Inc.	25	1,333
Trinity Industries, Inc.	66	1,299
Terex Corp.	42	1,091
Owens-Illinois, Inc.	100	1,027
Werner Enterprises, Inc.	29	1,024
Dycom Industries, Inc.*	20	1,021
Granite Construction, Inc.	30	964
Worthington Industries, Inc.	24	865
Greif, Inc. — Class A	17	644
Total Industrial		216,526

Consumer, Non-cyclical - 1.1%
STERIS plc	55	7,947
West Pharmaceutical Services, Inc.	48	6,807
WEX, Inc.*	28	5,658
Service Corporation International	118	5,642
Bio-Techne Corp.	25	4,892
Masimo Corp.*	32	4,761
Bio-Rad Laboratories, Inc. — Class A*	14	4,658
Post Holdings, Inc.*	44	4,657
Hill-Rom Holdings, Inc.	43	4,525
Catalent, Inc.*	94	4,480
Molina Healthcare, Inc.*	40	4,389
Chemed Corp.	10	4,176
Haemonetics Corp.*	33	4,163
Charles River Laboratories International, Inc.*	31	4,103
Encompass Health Corp.	64	4,050
PRA Health Sciences, Inc.*	40	3,969
Sabre Corp.	176	3,942
Ingredion, Inc.	43	3,515
Exelixis, Inc.*	195	3,449
ManpowerGroup, Inc.	39	3,285
Flowers Foods, Inc.	124	2,868
Aaron’s, Inc.	44	2,827
Penumbra, Inc.*,1	21	2,824
Integra LifeSciences Holdings Corp.*	46	2,763
Amedisys, Inc.*	21	2,751
Brink’s Co.	32	2,654
HealthEquity, Inc.*	46	2,629
Helen of Troy Ltd.*	16	2,522
Globus Medical, Inc. — Class A*	49	2,505
Insperity, Inc.	25	2,465
CoreLogic, Inc.*	52	2,406
Repligen Corp.*	30	2,301
LivaNova plc*	31	2,288
United Therapeutics Corp.*	28	2,233
Boston Beer Company, Inc. — Class A*	6	2,185
NuVasive, Inc.*	34	2,155
ASGN, Inc.*	34	2,137
Syneos Health, Inc.*	40	2,128
TreeHouse Foods, Inc.*	36	1,996
Graham Holdings Co. — Class B	3	1,990
Sanderson Farms, Inc.	13	1,967
ICU Medical, Inc.*	12	1,915
LiveRamp Holdings, Inc.*	44	1,890

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Lancaster Colony Corp.	13	$1,802
Cantel Medical Corp.	24	1,795
Acadia Healthcare Company, Inc.*	57	1,772
Tenet Healthcare Corp.*	67	1,482
Sprouts Farmers Market, Inc.*	76	1,470
Adtalem Global Education, Inc.*	35	1,333
MEDNAX, Inc.*	54	1,222
Sotheby’s*	21	1,197
Ligand Pharmaceuticals, Inc. — Class B*	12	1,194
Healthcare Services Group, Inc.	48	1,166
Avanos Medical, Inc.*	31	1,161
Edgewell Personal Care Co.*	35	1,137
WW International, Inc.*	30	1,135
Hain Celestial Group, Inc.*	52	1,117
Prestige Consumer Healthcare, Inc.*	32	1,110
Pilgrim’s Pride Corp.*	34	1,090
Avis Budget Group, Inc.*	38	1,074
Patterson Companies, Inc.	55	980
Green Dot Corp. — Class A*	31	783
Tootsie Roll Industries, Inc.	11	409
Spectrum Brands Holdings, Inc.	4	215
Total Consumer, Non-cyclical		172,111

Consumer, Cyclical - 0.9%
Domino’s Pizza, Inc.	27	6,604
Live Nation Entertainment, Inc.*	90	5,971
Pool Corp.	26	5,244
Toro Co.	69	5,058
Five Below, Inc.*	36	4,540
Dunkin’ Brands Group, Inc.	53	4,206
Caesars Entertainment Corp.*	358	4,174
Casey’s General Stores, Inc.	24	3,868
Watsco, Inc.	21	3,553
Toll Brothers, Inc.	83	3,407
Williams-Sonoma, Inc.	50	3,399
Polaris, Inc.	37	3,256
Skechers U.S.A., Inc. — Class A*	86	3,212
Wyndham Hotels & Resorts, Inc.	62	3,208
JetBlue Airways Corp.*	191	3,199
Foot Locker, Inc.	71	3,064
Brunswick Corp.	55	2,867
Churchill Downs, Inc.	23	2,840
Deckers Outdoor Corp.*	19	2,800
Wyndham Destinations, Inc.	59	2,715
Cinemark Holdings, Inc.	69	2,666
Carter’s, Inc.	29	2,645
Cracker Barrel Old Country Store, Inc.	16	2,602
Six Flags Entertainment Corp.	51	2,590
Marriott Vacations Worldwide Corp.	25	2,590
FirstCash, Inc.	28	2,567
Scotts Miracle-Gro Co. — Class A	25	2,545
Mattel, Inc.*,1	223	2,540
Wendy’s Co.	119	2,378
Tempur Sealy International, Inc.*	30	2,316
Texas Roadhouse, Inc. — Class A	42	2,206
Goodyear Tire & Rubber Co.	150	2,161
KAR Auction Services, Inc.	86	2,111
MSC Industrial Direct Company, Inc. — Class A	29	2,103
Ollie’s Bargain Outlet Holdings, Inc.*	35	2,052
Thor Industries, Inc.	35	1,982
AutoNation, Inc.*	38	1,927
KB Home	55	1,870
Herman Miller, Inc.	38	1,751
Dick’s Sporting Goods, Inc.	42	1,714
World Fuel Services Corp.	42	1,677
Eldorado Resorts, Inc.*,1	42	1,675
American Eagle Outfitters, Inc.	102	1,654
Jack in the Box, Inc.	17	1,549
Nu Skin Enterprises, Inc. — Class A	36	1,531
Visteon Corp.*	18	1,486
TRI Pointe Group, Inc.*	92	1,384
Dana, Inc.	93	1,343
Penn National Gaming, Inc.*	70	1,304
Adient plc	56	1,286
Urban Outfitters, Inc.*	45	1,264
Boyd Gaming Corp.	52	1,246
Sally Beauty Holdings, Inc.*	78	1,161
Resideo Technologies, Inc.*	79	1,134
Cheesecake Factory, Inc.	26	1,084
Brinker International, Inc.	24	1,024
HNI Corp.	28	994
Bed Bath & Beyond, Inc.	82	873
Delphi Technologies plc	56	750
Papa John’s International, Inc.[1]	14	733
Scientific Games Corp. — Class A*	35	712
International Speedway Corp. — Class A	15	675
Dillard’s, Inc. — Class A1	7	463
Total Consumer, Cyclical		149,503

Technology - 0.6%
Zebra Technologies Corp. — Class A*	35	7,223
Tyler Technologies, Inc.*	25	6,563
Teradyne, Inc.	110	6,370
Fair Isaac Corp.*	19	5,767
Cypress Semiconductor Corp.	238	5,555
PTC, Inc.*	67	4,568
Monolithic Power Systems, Inc.	26	4,046
CDK Global, Inc.	78	3,751
CACI International, Inc. — Class A*	16	3,700
Medidata Solutions, Inc.*	40	3,660
Cree, Inc.*	69	3,381
Manhattan Associates, Inc.*	41	3,307
MKS Instruments, Inc.	35	3,230
MAXIMUS, Inc.	41	3,168
Silicon Laboratories, Inc.*	28	3,118
Blackbaud, Inc.	32	2,891
Science Applications International Corp.	32	2,795
j2 Global, Inc.	30	2,725
Lumentum Holdings, Inc.*	50	2,678
NCR Corp.*	78	2,462
ACI Worldwide, Inc.*	75	2,349
Perspecta, Inc.	89	2,325
Teradata Corp.*	74	2,294

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Semtech Corp.*	43	$2,090
Cirrus Logic, Inc.*	37	1,982
CommVault Systems, Inc.*	27	1,207
Allscripts Healthcare Solutions, Inc.*	107	1,175
NetScout Systems, Inc.*	43	991
Synaptics, Inc.*	21	839
Covetrus, Inc.*	63	749
Total Technology		96,959

Basic Materials - 0.3%
RPM International, Inc.	84	5,780
Royal Gold, Inc.	42	5,175
Reliance Steel & Aluminum Co.	43	4,285
Steel Dynamics, Inc.	142	4,232
Versum Materials, Inc.	70	3,705
Ashland Global Holdings, Inc.	39	3,005
Valvoline, Inc.	121	2,666
NewMarket Corp.	5	2,360
Ingevity Corp.*	27	2,291
Olin Corp.	106	1,984
Sensient Technologies Corp.	27	1,854
Cabot Corp.	37	1,677
Allegheny Technologies, Inc.*	81	1,640
PolyOne Corp.	50	1,632
Carpenter Technology Corp.	31	1,601
Chemours Co.	105	1,569
Domtar Corp.	40	1,432
Commercial Metals Co.	76	1,321
United States Steel Corp.	110	1,271
Compass Minerals International, Inc.	22	1,243
Minerals Technologies, Inc.	23	1,221
Total Basic Materials		51,944

Utilities - 0.3%
UGI Corp.	135	6,786
Aqua America, Inc.	139	6,231
OGE Energy Corp.	129	5,854
IDACORP, Inc.	32	3,605
ONE Gas, Inc.	34	3,268
Hawaiian Electric Industries, Inc.	70	3,193
Southwest Gas Holdings, Inc.	35	3,186
Black Hills Corp.	39	2,992
ALLETE, Inc.	33	2,885
Spire, Inc.	33	2,879
PNM Resources, Inc.	51	2,656
National Fuel Gas Co.	56	2,628
New Jersey Resources Corp.	58	2,623
NorthWestern Corp.	33	2,477
Total Utilities		51,263

Communications - 0.3%
FactSet Research Systems, Inc.	25	6,074
Etsy, Inc.*	78	4,407
Ciena Corp.*	100	3,923
Cable One, Inc.	3	3,764
GrubHub, Inc.*	59	3,316
ViaSat, Inc.*	37	2,787
New York Times Co. — Class A	93	2,649
LogMeIn, Inc.	32	2,271
World Wrestling Entertainment, Inc. — Class A	31	2,206
TEGNA, Inc.	140	2,174
Telephone & Data Systems, Inc.	63	1,625
Yelp, Inc. — Class A*	42	1,460
AMC Networks, Inc. — Class A*	28	1,377
John Wiley & Sons, Inc. — Class A	28	1,230
InterDigital, Inc.	20	1,049
Meredith Corp.	26	953
Plantronics, Inc.	21	784
Total Communications		42,049

Energy - 0.2%
WPX Energy, Inc.*	272	2,880
First Solar, Inc.*	49	2,843
Murphy Oil Corp.	99	2,189
Equitrans Midstream Corp.	132	1,920
PBF Energy, Inc. — Class A	66	1,794
Equities Corp.	165	1,756
Transocean Ltd.*	371	1,658
Murphy USA, Inc.*	19	1,621
Apergy Corp.*	50	1,353
Core Laboratories N.V.	29	1,352
Antero Midstream Corp.	167	1,236
Matador Resources Co.*	71	1,174
Patterson-UTI Energy, Inc.	131	1,120
Chesapeake Energy Corp.*	727	1,025
CNX Resources Corp.*	121	878
Oceaneering International, Inc.*	64	867
NOW, Inc.*	70	803
Southwestern Energy Co.*	349	674
Oasis Petroleum, Inc.*	187	647
Total Energy		27,790

Total Common Stocks
(Cost $1,073,456)		1,115,021

MUTUAL FUNDS† - 54.9%
Guggenheim Strategy Fund II2	192,369	4,776,521
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	406,995	4,053,669
Total Mutual Funds
(Cost $8,859,835)		8,830,190

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 6.2%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	$1,000,000	$999,432
Total Federal Agency Notes
(Cost $1,000,000)		999,432

U.S. TREASURY BILLS†† - 5.8%
U.S. Treasury Bills
1.82% due 11/21/19[4]	571,000	569,549
1.77% due 11/21/19[4]	300,000	299,238
1.93% due 10/29/19[4,5]	55,000	54,920
Total U.S. Treasury Bills
(Cost $923,669)		923,707

REPURCHASE AGREEMENTS††,6 - 23.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[7]	2,364,890	2,364,890
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[7]	760,470	760,470
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[7]	684,423	684,423
Total Repurchase Agreements
(Cost $3,809,783)		3,809,783

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[9]	6,079	$6,079
Total Securities Lending Collateral
(Cost $6,079)		6,079

Total Investments - 97.6%
(Cost $15,672,822)		$15,684,212
Other Assets & Liabilities, net - 2.4%		390,328
Total Net Assets - 100.0%		$16,074,540

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2019	$387,640	$(2,534)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	2.31%	At Maturity	10/28/19	4,436	$8,585,886	$(3,273)
Barclays Bank plc	S&P MidCap 400 Index	2.26%	At Maturity	10/31/19	4,342	8,404,367	(6,470)
BNP Paribas	S&P MidCap 400 Index	2.49%	At Maturity	10/29/19	2,911	5,633,947	(34,784)
						$22,624,200	$(44,527)

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Affiliated issuer.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[6]	Repurchase Agreements — See Note 6.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,115,021	$—	$—	$1,115,021
Mutual Funds	8,830,190	—	—	8,830,190
Federal Agency Notes	—	999,432	—	999,432
U.S. Treasury Bills	—	923,707	—	923,707
Repurchase Agreements	—	3,809,783	—	3,809,783
Securities Lending Collateral	6,079	—	—	6,079
Total Assets	$9,951,290	$5,732,922	$—	$15,684,212

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$2,534	$—	$—	$2,534
Equity Index Swap Agreements**	—	44,527	—	44,527
Total Liabilities	$2,534	$44,527	$—	$47,061

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
MID-CAP 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,772,674	$—	$—	$—	$3,847	$4,776,521	192,369	$65,686
Guggenheim Ultra Short Duration Fund — Institutional Class	4,057,739	—	—	—	(4,070)	4,053,669	406,995	56,343
	$8,830,413	$—	$—	$—	$(223)	$8,830,190		$122,029

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value - including $6,076 of securities loaned (cost $3,003,204)	$3,044,239
Investments in affiliated issuers, at value (cost $8,859,835)	8,830,190
Repurchase agreements, at value (cost $3,809,783)	3,809,783
Cash	10
Segregated cash with broker	42,408
Receivables:
Fund shares sold	485,394
Dividends	18,502
Swap settlement	7,168
Variation margin on futures contracts	2,700
Interest	2,297
Securities lending income	12
Total assets	16,242,703

Liabilities:
Unrealized depreciation on OTC swap agreements	44,527
Payable for:
Fund shares redeemed	78,211
Management fees	10,054
Return of securities lending collateral	6,079
Distribution and service fees	5,098
Transfer agent and administrative fees	3,009
Portfolio accounting fees	1,203
Trustees’ fees*	330
Miscellaneous	19,652
Total liabilities	168,163
Commitments and contingent liabilities (Note 11)	—
Net assets	$16,074,540

Net assets consist of:
Paid in capital	$26,402,371
Total distributable earnings (loss)	(10,327,831)
Net assets	$16,074,540

A-Class:
Net assets	$2,490,291
Capital shares outstanding	27,105
Net asset value per share	$91.88
Maximum offering price per share (Net asset value divided by 95.25%)	$96.46

C-Class:
Net assets	$3,633,600
Capital shares outstanding	45,797
Net asset value per share	$79.34

H-Class:
Net assets	$9,950,649
Capital shares outstanding	107,877
Net asset value per share	$92.24

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $4)	$7,998
Dividends from securities of affiliated issuers	122,029
Interest	92,117
Income from securities lending, net	36
Total investment income	222,180

Expenses:
Management fees	80,029
Distribution and service fees:
A-Class	3,693
C-Class	18,243
H-Class	13,976
Transfer agent and administrative fees	22,230
Portfolio accounting fees	8,892
Registration fees	8,783
Trustees’ fees*	2,464
Custodian fees	1,266
Miscellaneous	11,127
Total expenses	170,703
Less:
Expenses waived by Adviser	(5,084)
Net expenses	165,619
Net investment income	56,561

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,487
Swap agreements	626,774
Futures contracts	(101,923)
Net realized gain	527,338
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	41,419
Investments in affiliated issuers	(223)
Swap agreements	(355,904)
Futures contracts	(38,657)
Net change in unrealized appreciation (depreciation)	(353,365)
Net realized and unrealized gain	173,973
Net increase in net assets resulting from operations	$230,534

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$56,561	$221,832
Net realized gain (loss) on investments	527,338	(11,469,654)
Net change in unrealized appreciation (depreciation) on investments	(353,365)	543,840
Net increase (decrease) in net assets resulting from operations	230,534	(10,703,982)

Distributions to shareholders:
A-Class	—	(17,300)
C-Class	—	(20,379)
H-Class	—	(714,618)
Total distributions to shareholders	—	(752,297)

Capital share transactions:
Proceeds from sale of shares
A-Class	230,819	2,971,226
C-Class	54,564	141,109
H-Class	41,230,631	475,373,044
Distributions reinvested
A-Class	—	17,188
C-Class	—	20,268
H-Class	—	206,077
Cost of shares redeemed
A-Class	(1,271,391)	(1,816,063)
C-Class	(213,065)	(2,380,353)
H-Class	(45,396,538)	(464,080,804)
Net increase (decrease) from capital share transactions	(5,364,980)	10,451,692
Net decrease in net assets	(5,134,446)	(1,004,587)

Net assets:
Beginning of period	21,208,986	22,213,573
End of period	$16,074,540	$21,208,986

Capital share activity:
Shares sold
A-Class	2,513	31,646
C-Class	688	1,782
H-Class	453,456	5,641,695
Shares issued from reinvestment of distributions
A-Class	—	210
C-Class	—	285
H-Class	—	2,500
Shares redeemed
A-Class	(14,033)	(19,592)
C-Class	(2,696)	(28,644)
H-Class	(501,018)	(5,642,422)
Net decrease in shares	(61,090)	(12,540)

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$89.82	$90.38	$79.90	$61.64	$67.32	$58.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.58	.15	(.09)	(.47)	(.41)
Net gain (loss) on investments (realized and unrealized)	1.70	(.73)	10.83	18.50	(4.81)	9.45
Total from investment operations	2.06	(.15)	10.98	18.41	(5.28)	9.04
Less distributions from:
Net investment income	—	(.11)	—	—	—	—
Net realized gains	—	(.30)	(.50)	(.15)	(.40)	(.20)
Total distributions	—	(.41)	(.50)	(.15)	(.40)	(.20)
Net asset value, end of period	$91.88	$89.82	$90.38	$79.90	$61.64	$67.32

Total Return[c]	2.29%	(0.11%)	13.74%	29.88%	(7.86%)	15.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,490	$3,469	$2,382	$1,935	$1,879	$5,330
Ratios to average net assets:
Net investment income (loss)	0.79%	0.64%	0.17%	(0.13%)	(0.75%)	(0.66%)
Total expenses[d]	1.76%	1.77%	1.67%	1.68%	1.65%	1.64%
Net expenses[e]	1.71%	1.75%	1.67%	1.68%	1.65%	1.64%
Portfolio turnover rate	1%	721%	722%	1,216%	1,506%	598%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$77.86	$78.99	$70.42	$54.73	$60.27	$52.77
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.09)	(.51)	(.65)	(.78)	(.76)
Net gain (loss) on investments (realized and unrealized)	1.47	(.63)	9.58	16.49	(4.36)	8.46
Total from investment operations	1.48	(.72)	9.07	15.84	(5.14)	7.70
Less distributions from:
Net investment income	—	(.11)	—	—	—	—
Net realized gains	—	(.30)	(.50)	(.15)	(.40)	(.20)
Total distributions	—	(.41)	(.50)	(.15)	(.40)	(.20)
Net asset value, end of period	$79.34	$77.86	$78.99	$70.42	$54.73	$60.27

Total Return[c]	1.90%	(0.86%)	12.89%	28.94%	(8.55%)	14.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,634	$3,722	$5,875	$7,720	$4,794	$4,615
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.12%)	(0.68%)	(1.05%)	(1.41%)	(1.39%)
Total expenses[d]	2.52%	2.51%	2.43%	2.42%	2.40%	2.40%
Net expenses[e]	2.46%	2.50%	2.43%	2.42%	2.40%	2.40%
Portfolio turnover rate	1%	721%	722%	1,216%	1,506%	598%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$90.18	$90.82	$80.23	$61.85	$67.45	$58.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.42	.35	(.37)	(.57)	(.29)
Net gain (loss) on investments (realized and unrealized)	1.70	(.65)	10.74	18.90	(4.63)	9.38
Total from investment operations	2.06	(.23)	11.09	18.53	(5.20)	9.09
Less distributions from:
Net investment income	—	(.11)	—	—	—	—
Net realized gains	—	(.30)	(.50)	(.15)	(.40)	(.20)
Total distributions	—	(.41)	(.50)	(.15)	(.40)	(.20)
Net asset value, end of period	$92.24	$90.18	$90.82	$80.23	$61.85	$67.45

Total Return	2.28%	(0.21%)	13.82%	29.97%	(7.73%)	15.56%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,951	$14,017	$13,956	$20,071	$13,611	$16,433
Ratios to average net assets:
Net investment income (loss)	0.79%	0.49%	0.39%	(0.50%)	(0.93%)	(0.47%)
Total expenses[d]	1.76%	1.78%	1.66%	1.68%	1.66%	1.66%
Net expenses[e]	1.71%	1.77%	1.66%	1.68%	1.66%	1.66%
Portfolio turnover rate	1%	721%	722%	1,216%	1,506%	598%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	35.4%
Guggenheim Strategy Fund II	35.3%
Total	70.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(2.38%)	2.75%	(9.46%)	(14.04%)
A-Class Shares with sales charge‡	(7.03%)	(2.11%)	(10.34%)	(14.46%)
C-Class Shares	(3.35%)	1.30%	(10.23%)	(14.74%)
C-Class Shares with CDSC§	(4.32%)	0.30%	(10.23%)	(14.74%)
H-Class Shares	(2.43%)	2.85%	(9.42%)	(14.03%)
S&P MidCap 400 Index	2.96%	(2.49%)	8.88%	12.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 70.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	30,697	$305,741
Guggenheim Strategy Fund II1	12,278	304,863
Total Mutual Funds
(Cost $610,044)		610,604

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 29.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[3]	$155,963	$155,963
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[3]	50,152	50,152
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[3]	45,137	45,137
Total Repurchase Agreements
(Cost $251,252)		251,252

Total Investments - 99.8%
(Cost $861,296)		$861,856
Other Assets & Liabilities, net - 0.2%		1,911
Total Net Assets - 100.0%		$863,767

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	(1.99%)	At Maturity	10/29/19	202	$391,730	$2,418
Goldman Sachs International	S&P MidCap 400 Index	(2.01%)	At Maturity	10/28/19	214	414,906	320
Barclays Bank plc	S&P MidCap 400 Index	(2.11%)	At Maturity	10/31/19	28	54,431	42
						$861,067	$2,780

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$610,604	$—	$—	$610,604
Repurchase Agreements	—	251,252	—	251,252
Equity Index Swap Agreements**	—	2,780	—	2,780
Total Assets	$610,604	$254,032	$—	$864,636

**	This derivative is reported as unrealized appreciation/depreciation at period end.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE MID-CAP STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$304,618	$—	$—	$—	$245	$304,863	12,278	$4,192
Guggenheim Ultra Short Duration Fund — Institutional Class	306,048	—	—	—	(307)	305,741	30,697	4,250
	$610,666	$—	$—	$—	$(62)	$610,604		$8,442

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in affiliated issuers, at value (cost $610,044)	$610,604
Repurchase agreements, at value (cost $251,252)	251,252
Unrealized appreciation on OTC swap agreements	2,780
Receivables:
Dividends	1,203
Fund shares sold	65
Interest	16
Total assets	865,920

Liabilities:
Payable for:
Management fees	562
Registration fees	407
Printing fees	262
Professional fees	196
Transfer agent and administrative fees	172
Distribution and service fees	172
Swap settlement	93
Portfolio accounting fees	69
Licensing fees	53
Trustees’ fees*	19
Fund shares redeemed	13
Miscellaneous	135
Total liabilities	2,153
Commitments and contingent liabilities (Note 11)	—
Net assets	$863,767

Net assets consist of:
Paid in capital	$5,733,337
Total distributable earnings (loss)	(4,869,570)
Net assets	$863,767

A-Class:
Net assets	$105,560
Capital shares outstanding	4,957
Net asset value per share	$21.30
Maximum offering price per share (Net asset value divided by 95.25%)	$22.36

C-Class:
Net assets	$19
Capital shares outstanding	1
Net asset value per share	$18.75

H-Class:
Net assets	$758,188
Capital shares outstanding	35,581
Net asset value per share	$21.31

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$8,442
Interest	5,233
Total investment income	13,675

Expenses:
Management fees	4,692
Distribution and service fees:
A-Class	156
H-Class	1,147
Transfer agent and administrative fees	1,303
Registration fees	535
Portfolio accounting fees	521
Trustees’ fees*	146
Custodian fees	74
Miscellaneous	635
Total expenses	9,209
Less:
Expenses waived by Adviser	(384)
Net expenses	8,825
Net investment income	4,850

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(37,422)
Net realized loss	(37,422)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(62)
Swap agreements	12,824
Net change in unrealized appreciation (depreciation)	12,762
Net realized and unrealized loss	(24,660)
Net decrease in net assets resulting from operations	$(19,810)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,850	$6,613
Net realized loss on investments	(37,422)	(129,549)
Net change in unrealized appreciation (depreciation) on investments	12,762	(7,137)
Net decrease in net assets resulting from operations	(19,810)	(130,073)

Capital share transactions:
Proceeds from sale of shares
A-Class	—	1,548,797
C-Class	—	81,736
H-Class	7,483,290	19,268,674
Cost of shares redeemed
A-Class	(24,221)	(1,515,031)
C-Class	(107)	(82,834)
H-Class	(7,477,339)	(18,935,916)
Net increase (decrease) from capital share transactions	(18,377)	365,426
Net increase (decrease) in net assets	(38,187)	235,353

Net assets:
Beginning of period	901,954	666,601
End of period	$863,767	$901,954

Capital share activity:
Shares sold
A-Class	—	65,707
C-Class	—	4,272
H-Class	350,170	863,821
Shares redeemed
A-Class	(1,134)	(66,605)
C-Class	(5)	(4,361)
H-Class	(349,797)	(851,436)
Net increase (decrease) in shares	(766)	11,398

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$21.82	$22.31	$24.92	$30.70	$30.76	$35.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.13	(.11)	(.28)	(.38)	(.48)
Net gain (loss) on investments (realized and unrealized)	(.62)	(.62)	(2.50)	(5.50)	.32	(4.31)
Total from investment operations	(.52)	(.49)	(2.61)	(5.78)	(.06)	(4.79)
Net asset value, end of period	$21.30	$21.82	$22.31	$24.92	$30.70	$30.76

Total Return[c]	(2.38%)	(2.20%)	(10.47%)	(18.89%)	(0.16%)	(13.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106	$133	$156	$226	$111	$47
Ratios to average net assets:
Net investment income (loss)	0.95%	0.60%	(0.49%)	(1.02%)	(1.18%)	(1.40%)
Total expenses[d]	1.77%	1.77%	1.68%	1.68%	1.65%	1.66%
Net expenses[e]	1.69%	1.75%	1.68%	1.68%	1.65%	1.66%
Portfolio turnover rate	—	48%	37%	120%	199%	38%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$19.40	$19.94	$22.46	$27.89	$28.16	$32.78
Income (loss) from investment operations:
Net investment income (loss)[b]	— [g]	(.06)	(.28)	(.48)	(.59)	(.67)
Net gain (loss) on investments (realized and unrealized)	(.65)	(.48)	(2.24)	(4.95)	.32	(3.95)
Total from investment operations	(.65)	(.54)	(2.52)	(5.43)	(.27)	(4.62)
Net asset value, end of period	$18.75	$19.40	$19.94	$22.46	$27.89	$28.16

Total Return[c]	(3.35%)	(2.71%)	(11.22%)	(19.51%)	(0.96%)	(14.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$— [f]	$— [f]	$2	$36	$273	$89
Ratios to average net assets:
Net investment income (loss)	0.42%	(0.33%)	(1.30%)	(1.85%)	(2.00%)	(2.13%)
Total expenses[d]	2.17%	2.47%	2.44%	2.42%	2.41%	2.41%
Net expenses[e]	2.17%	2.47%	2.44%	2.42%	2.41%	2.41%
Portfolio turnover rate	—	48%	37%	120%	199%	38%

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$21.84	$22.29	$24.90	$30.69	$30.70	$35.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.13	(.09)	(.31)	(.42)	(.47)
Net gain (loss) on investments (realized and unrealized)	(.63)	(.58)	(2.52)	(5.48)	.41	(4.32)
Total from investment operations	(.53)	(.45)	(2.61)	(5.79)	(.01)	(4.79)
Net asset value, end of period	$21.31	$21.84	$22.29	$24.90	$30.69	$30.70

Total Return	(2.43%)	(2.02%)	(10.48%)	(18.87%)	(0.07%)	(13.47%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$758	$769	$509	$606	$2,680	$3,015
Ratios to average net assets:
Net investment income (loss)	0.93%	0.61%	(0.39%)	(1.10%)	(1.32%)	(1.38%)
Total expenses[d]	1.77%	1.77%	1.68%	1.67%	1.65%	1.65%
Net expenses[e]	1.69%	1.75%	1.68%	1.67%	1.65%	1.65%
Portfolio turnover rate	—	48%	37%	120%	199%	38%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Less than $1,000 in Net Assets.
[g]	Net investment income is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	January 23, 2001
H-Class	November 1, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	25.7%
Guggenheim Strategy Fund II	23.8%
Total	49.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*
Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(2.39%)	(17.14%)	9.01%	13.33%
A-Class Shares with sales charge‡	(7.02%)	(21.08%)	7.95%	12.78%
C-Class Shares	(2.76%)	(17.75%)	8.20%	12.48%
C-Class Shares with CDSC§	(3.73%)	(18.57%)	8.20%	12.48%
H-Class Shares	(2.40%)	(17.12%)	8.97%	13.30%
Russell 2000 Index	(0.36%)	(8.89%)	8.87%	13.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
WARRANTS†††,1 - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	4	$—
Total Warrants
(Cost $—)		—

RIGHTS†††,1 - 0.0%
Tobira Therapeutics, Inc.*	14	—
Nexstar Media Group, Inc.*	85	—
Omthera Pharmaceuticals, Inc.*	57	—
A Schulman, Inc.*	44	—
Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 49.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	210,463	2,096,214
Guggenheim Strategy Fund II2	78,185	1,941,329
Total Mutual Funds
(Cost $4,056,625)		4,037,543

	Face Amount
FEDERAL AGENCY NOTES†† - 23.0%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[3]	$1,000,000	999,432
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	250,000	250,738
2.07% (U.S. Prime Rate - 2.94%, Rate Floor: 0.00%) due 10/30/20[3]	100,000	100,077
Federal Home Loan Bank
2.18% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 01/04/21[3]	525,000	524,453
Total Federal Agency Notes
(Cost $1,874,435)		1,874,700

	Face Amount	Value
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bills
1.82% due 11/21/19[4]	$550,000	$548,602
1.77% due 11/21/19[4]	250,000	249,365
Total U.S. Treasury Bills
(Cost $797,934)		797,967

REPURCHASE AGREEMENTS††,5 - 17.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	906,857	906,857
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	291,615	291,615
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	262,454	262,454
Total Repurchase Agreements
(Cost $1,460,926)		1,460,926

Total Investments - 100.2%
(Cost $8,189,920)		$8,171,136
Other Assets & Liabilities, net - (0.2)%		(17,611)
Total Net Assets - 100.0%		$8,153,525

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.16%	At Maturity	10/28/19	667	$1,015,350	$(5,987)
Barclays Bank plc	Russell 2000 Index	1.91%	At Maturity	10/31/19	5,170	7,875,259	(51,454)
BNP Paribas	Russell 2000 Index	2.14%	At Maturity	10/29/19	2,215	3,373,837	(60,420)
						$12,264,446	$(117,861)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
RUSSELL 2000® 1.5x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Warrants	$—	$—	$—	*	$—
Rights	—	—	—	*	—
Mutual Funds	4,037,543	—	—		4,037,543
Federal Agency Notes	—	1,874,700	—		1,874,700
U.S. Treasury Bills	—	797,967	—		797,967
Repurchase Agreements	—	1,460,926	—		1,460,926
Total Assets	$4,037,543	$4,133,593	$—		$8,171,136

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$117,861	$—	$117,861

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,489,544	$—	$(550,000)	$(3,989)	$5,774	$1,941,329	78,185	$33,168
Guggenheim Ultra Short Duration Fund — Institutional Class	2,498,319	—	(400,000)	(1,589)	(516)	2,096,214	210,463	31,030
	$4,987,863	$—	$(950,000)	$(5,578)	$5,258	$4,037,543		$64,198

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $2,672,369)	$2,672,667
Investments in affiliated issuers, at value (cost $4,056,625)	4,037,543
Repurchase agreements, at value (cost $1,460,926)	1,460,926
Segregated cash with broker	64,220
Receivables:
Fund shares sold	69,435
Dividends	7,990
Interest	5,646
Swap settlement	3,828
Total assets	8,322,255

Liabilities:
Unrealized depreciation on OTC swap agreements	117,861
Payable for:
Fund shares redeemed	30,986
Management fees	5,095
Distribution and service fees	1,557
Transfer agent and administrative fees	1,527
Portfolio accounting fees	611
Trustees’ fees*	167
Miscellaneous	10,926
Total liabilities	168,730
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,153,525

Net assets consist of:
Paid in capital	$7,779,922
Total distributable earnings (loss)	373,603
Net assets	$8,153,525

A-Class:
Net assets	$1,898,362
Capital shares outstanding	30,567
Net asset value per share	$62.10
Maximum offering price per share (Net asset value divided by 95.25%)	$65.20

C-Class:
Net assets	$49,048
Capital shares outstanding	934
Net asset value per share	$52.51

H-Class:
Net assets	$6,206,115
Capital shares outstanding	100,341
Net asset value per share	$61.85

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers	$1,857
Dividends from securities of affiliated issuers	64,198
Interest	40,710
Income from securities lending, net	28
Total investment income	106,793

Expenses:
Management fees	38,287
Distribution and service fees:
A-Class	2,521
C-Class	304
H-Class	8,039
Transfer agent and administrative fees	10,635
Registration fees	4,507
Portfolio accounting fees	4,254
Trustees’ fees*	1,235
Custodian fees	612
Miscellaneous	6,921
Total expenses	77,315
Less:
Expenses waived by Adviser	(2,807)
Net expenses	74,508
Net investment income	32,285

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	175,152
Investments in affiliated issuers	(5,578)
Swap agreements	354,602
Futures contracts	(5,481)
Net realized gain	518,695
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(179,834)
Investments in affiliated issuers	5,258
Swap agreements	(227,959)
Net change in unrealized appreciation (depreciation)	(402,535)
Net realized and unrealized gain	116,160
Net increase in net assets resulting from operations	$148,445

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$32,285	$69,654
Net realized gain on investments	518,695	3,050,875
Net change in unrealized appreciation (depreciation) on investments	(402,535)	4,139
Net increase in net assets resulting from operations	148,445	3,124,668

Capital share transactions:
Proceeds from sale of shares
A-Class	153,549	1,275,564
C-Class	7,733	4,788,055
H-Class	19,285,520	262,178,295
Cost of shares redeemed
A-Class	(269,268)	(454,972)
C-Class	(36,529)	(5,865,534)
H-Class	(19,954,342)	(265,822,852)
Net decrease from capital share transactions	(813,337)	(3,901,444)
Net decrease in net assets	(664,892)	(776,776)

Net assets:
Beginning of period	8,818,417	9,595,193
End of period	$8,153,525	$8,818,417

Capital share activity:
Shares sold
A-Class	2,411	17,655
C-Class	141	77,413
H-Class	316,672	4,300,372
Shares redeemed
A-Class	(4,289)	(6,912)
C-Class	(652)	(94,418)
H-Class	(321,685)	(4,306,790)
Net decrease in shares	(7,402)	(12,680)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$63.62	$64.49	$55.99	$44.78	$58.05	$53.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.34	.02	(.32)	(.43)	(.39)
Net gain (loss) on investments (realized and unrealized)	(1.76)[g]	(1.21)[g]	8.48	16.87	(9.03)	5.41
Total from investment operations	(1.52)	(.87)	8.50	16.55	(9.46)	5.02
Less distributions from:
Net realized gains	—	—	—	(5.34)	(3.81)	(.20)
Total distributions	—	—	—	(5.34)	(3.81)	(.20)
Net asset value, end of period	$62.10	$63.62	$64.49	$55.99	$44.78	$58.05

Total Return[c]	(2.39%)	(1.35%)	15.18%	38.01%	(16.75%)	9.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,898	$2,064	$1,400	$1,172	$497	$627
Ratios to average net assets:
Net investment income (loss)	0.76%	0.52%	0.03%	(0.62%)	(0.85%)	(0.74%)
Total expenses[d]	1.81%	1.80%	1.72%	1.73%	1.70%	1.70%
Net expenses[e]	1.75%	1.78%	1.72%	1.73%	1.70%	1.70%
Portfolio turnover rate	—	258%	580%	1,315%	971%	830%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$54.00	$55.14	$48.24	$39.44	$52.01	$48.08
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.30)	(.40)	(.63)	(.73)	(.70)
Net gain (loss) on investments (realized and unrealized)	(1.49)[g]	(.84)[g]	7.30	14.77	(8.03)	4.83
Total from investment operations	(1.49)	(1.14)	6.90	14.14	(8.76)	4.13
Less distributions from:
Net realized gains	—	—	—	(5.34)	(3.81)	(.20)
Total distributions	—	—	—	(5.34)	(3.81)	(.20)
Net asset value, end of period	$52.51	$54.00	$55.14	$48.24	$39.44	$52.01

Total Return[c]	(2.76%)	(2.07%)	14.30%	36.98%	(17.36%)	8.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49	$78	$1,017	$1,494	$1,322	$1,800
Ratios to average net assets:
Net investment income (loss)	0.01%	(0.50%)	(0.78%)	(1.41%)	(1.62%)	(1.49%)
Total expenses[d]	2.56%	2.54%	2.48%	2.47%	2.45%	2.45%
Net expenses[e]	2.50%	2.53%	2.48%	2.47%	2.45%	2.45%
Portfolio turnover rate	—	258%	580%	1,315%	971%	830%

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$63.37	$64.22	$55.86	$44.75	$57.94	$53.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.24	.29	(.11)	(.51)	(.51)	(.40)
Net gain (loss) on investments (realized and unrealized)	(1.76)[g]	(1.14)[g]	8.47	16.96	(8.87)	5.41
Total from investment operations	(1.52)	(.85)	8.36	16.45	(9.38)	5.01
Less distributions from:
Net realized gains	—	—	—	(5.34)	(3.81)	(.20)
Total distributions	—	—	—	(5.34)	(3.81)	(.20)
Net asset value, end of period	$61.85	$63.37	$64.22	$55.86	$44.75	$57.94

Total Return	(2.40%)	(1.32%)	14.97%	37.80%	(16.63%)	9.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,206	$6,676	$7,178	$8,447	$8,049	$18,596
Ratios to average net assets:
Net investment income (loss)	0.76%	0.46%	(0.18%)	(0.98%)	(1.01%)	(0.76%)
Total expenses[d]	1.81%	1.81%	1.72%	1.73%	1.70%	1.70%
Net expenses[e]	1.75%	1.80%	1.72%	1.73%	1.70%	1.70%
Portfolio turnover rate	—	258%	580%	1,315%	971%	830%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net investment income is less than $0.01 per share.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

RUSSELL 2000® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Russell 2000® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative instruments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(1.14%)	(10.33%)	6.32%	9.45%
A-Class Shares with sales charge‡	(5.83%)	(14.59%)	5.29%	8.92%
C-Class Shares	(1.51%)	(11.00%)	5.53%	8.58%
C-Class Shares with CDSC§	(2.49%)	(11.89%)	5.53%	8.58%
H-Class Shares	(1.12%)	(10.33%)	6.32%	9.44%
Russell 2000 Index	(0.36%)	(8.89%)	8.87%	13.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
RUSSELL 2000® FUND

	Shares	Value
COMMON STOCKS† - 0.0%

Financial - 0.0%
Arrow Financial Corp.	1	$36

Total Common Stocks
(Cost $22)		36

RIGHTS†††,1 - 0.0%
Nexstar Media Group, Inc.*	2,530	—
Omthera Pharmaceuticals, Inc.*	86	—
A Schulman, Inc.*	408	—
Elanco Animal Health, Inc.*	505	—
Tobira Therapeutics, Inc.*	141	—
GTX, Inc.*	7	—
Total Rights
(Cost $104)		—

	Face Amount
FEDERAL AGENCY NOTES†† - 36.1%
Federal Farm Credit Bank
2.20% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$4,300,000	4,290,372
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,000,000	4,011,803
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	2,000,000	1,998,864
Freddie Mac
1.95% (U.S. Secured Overnight Financing Rate + 0.13%, Rate Floor: 0.00%) due 08/05/22[2]	2,000,000	1,996,068
Total Federal Agency Notes
(Cost $12,300,000)		12,297,107

	Face Amount	Value
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$610,000	$608,450
1.77% due 11/21/19[3]	300,000	299,237
1.93% due 10/29/19[3,4]	4,000	3,994
Total U.S. Treasury Bills
(Cost $911,645)		911,681

REPURCHASE AGREEMENTS††,5 - 66.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	13,986,816	13,986,816
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	4,497,694	4,497,694
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	4,047,924	4,047,924
Total Repurchase Agreements
(Cost $22,532,434)		22,532,434

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[8]	17,293	17,293
Total Securities Lending Collateral
(Cost $17,293)		17,293

Total Investments - 105.1%
(Cost $35,761,498)		$35,758,551
Other Assets & Liabilities, net - (5.1)%		(1,733,429)
Total Net Assets - 100.0%		$34,025,122

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	41	Dec 2019	$3,124,815	$(25,192)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
RUSSELL 2000® FUND

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	1.91%	At Maturity	10/31/19	5,773	$8,794,082	$(57,458)
BNP Paribas	Russell 2000 Index	2.14%	At Maturity	10/29/19	2,924	4,454,922	(79,780)
Goldman Sachs International	Russell 2000 Index	2.16%	At Maturity	10/28/19	11,626	17,710,072	(90,972)
						$30,959,076	$(228,210)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $104) or 0.0% of total net assets.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[7]	Securities lending collateral — See Note 7.
[8]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$36	$—	$—		$36
Rights	—	—	—	*	—
Federal Agency Notes	—	12,297,107	—		12,297,107
U.S. Treasury Bills	—	911,681	—		911,681
Repurchase Agreements	—	22,532,434	—		22,532,434
Securities Lending Collateral	17,293	—	—		17,293
Total Assets	$17,329	$35,741,222	$—		$35,758,551

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$25,192	$—	$—	$25,192
Equity Index Swap Agreements**	—	228,210	—	228,210
Total Liabilities	$25,192	$228,210	$—	$253,402

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $13,229,064)	$13,226,117
Repurchase agreements, at value (cost $22,532,434)	22,532,434
Cash	14,148
Segregated cash with broker	296,546
Receivables:
Interest	39,526
Dividends	15,877
Fund shares sold	3,124
Securities lending income	440
Total assets	36,128,212

Liabilities:
Unrealized depreciation on OTC swap agreements	228,210
Payable for:
Fund shares redeemed	1,574,162
Swap settlement	185,306
Management fees	22,478
Return of securities lending collateral	17,293
Distribution and service fees	9,087
Transfer agent and administrative fees	7,493
Variation margin on futures contracts	6,583
Portfolio accounting fees	4,496
Trustees’ fees*	721
Miscellaneous	47,261
Total liabilities	2,103,090
Commitments and contingent liabilities (Note 11)	—
Net assets	$34,025,122

Net assets consist of:
Paid in capital	$33,590,890
Total distributable earnings (loss)	434,232
Net assets	$34,025,122

A-Class:
Net assets	$17,453,249
Capital shares outstanding	402,995
Net asset value per share	$43.31
Maximum offering price per share (Net asset value divided by 95.25%)	$45.47

C-Class:
Net assets	$2,688,372
Capital shares outstanding	69,823
Net asset value per share	$38.50

H-Class:
Net assets	$13,883,501
Capital shares outstanding	321,301
Net asset value per share	$43.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $31)	$126,612
Interest	227,343
Income from securities lending, net	3,790
Total investment income	357,745

Expenses:
Management fees	144,257
Distribution and service fees
A-Class	22,887
C-Class	15,112
H-Class	21,424
Transfer agent and administrative fees	48,087
Portfolio accounting fees	28,853
Registration fees	17,500
Trustees’ fees*	4,662
Custodian fees	2,723
Miscellaneous	35,254
Total expenses	340,759
Net investment income	16,986

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,010,516
Swap agreements	(167,676)
Futures contracts	(71,792)
Net realized gain	3,771,048
Net change in unrealized appreciation (depreciation) on:
Investments	(4,302,250)
Swap agreements	(385,141)
Futures contracts	(27,189)
Net change in unrealized appreciation (depreciation)	(4,714,580)
Net realized and unrealized loss	(943,532)
Net decrease in net assets resulting from operations	$(926,546)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

RUSSELL 2000® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$16,986	$(98,815)
Net realized gain (loss) on investments	3,771,048	(652,459)
Net change in unrealized appreciation (depreciation) on investments	(4,714,580)	(455,050)
Net decrease in net assets resulting from operations	(926,546)	(1,206,324)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,575,430	148,474,143
C-Class	372,676	10,124,276
H-Class	94,225,025	128,775,760
Cost of shares redeemed
A-Class	(2,497,875)	(145,526,441)
C-Class	(900,418)	(12,203,764)
H-Class	(99,040,058)	(134,374,234)
Net decrease from capital share transactions	(6,265,220)	(4,730,260)
Net decrease in net assets	(7,191,766)	(5,936,584)

Net assets:
Beginning of period	41,216,888	47,153,472
End of period	$34,025,122	$41,216,888

Capital share activity:
Shares sold
A-Class	36,247	3,091,191
C-Class	9,391	255,282
H-Class	2,144,338	2,863,744
Shares redeemed
A-Class	(57,122)	(3,060,305)
C-Class	(23,059)	(306,208)
H-Class	(2,266,599)	(2,987,447)
Net decrease in shares	(156,804)	(143,743)

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$43.81	$43.67	$41.61	$33.56	$38.88	$37.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.05)	(.17)	(.21)	(.29)	(.25)
Net gain (loss) on investments (realized and unrealized)	(.53)	.19 [d]	4.34	8.26	(4.12)	2.61
Total from investment operations	(.50)	.14	4.17	8.05	(4.41)	2.36
Less distributions from:
Net realized gains	—	—	(2.11)	—	(.91)	(1.28)
Total distributions	—	—	(2.11)	—	(.91)	(1.28)
Net asset value, end of period	$43.31	$43.81	$43.67	$41.61	$33.56	$38.88

Total Return[c]	(1.14%)	0.32%	10.03%	23.96%	(11.43%)	6.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,453	$18,569	$17,163	$14,650	$11,993	$13,920
Ratios to average net assets:
Net investment income (loss)	0.14%	(0.11%)	(0.40%)	(0.54%)	(0.83%)	(0.67%)
Total expenses	1.71%	1.71%	1.63%	1.62%	1.59%	1.57%
Portfolio turnover rate	18%	112%	167%	203%	442%	947%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$39.09	$39.26	$37.87	$30.78	$36.00	$35.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.37)	(.45)	(.44)	(.51)	(.60)
Net gain (loss) on investments (realized and unrealized)	(.47)	.20 [d]	3.95	7.53	(3.80)	2.52
Total from investment operations	(.59)	(.17)	3.50	7.09	(4.31)	1.92
Less distributions from:
Net realized gains	—	—	(2.11)	—	(.91)	(1.28)
Total distributions	—	—	(2.11)	—	(.91)	(1.28)
Net asset value, end of period	$38.50	$39.09	$39.26	$37.87	$30.78	$36.00

Total Return[c]	(1.51%)	(0.43%)	9.21%	23.03%	(12.07%)	5.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,688	$3,264	$5,277	$5,841	$2,760	$4,259
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.91%)	(1.16%)	(1.27%)	(1.56%)	(1.77%)
Total expenses	2.46%	2.46%	2.38%	2.38%	2.35%	2.57%
Portfolio turnover rate	18%	112%	167%	203%	442%	947%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

RUSSELL 2000® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$43.70	$43.57	$41.51	$33.48	$38.79	$37.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.06)	(.19)	(.21)	(.35)	(.28)
Net gain (loss) on investments (realized and unrealized)	(.52)	.19 [d]	4.36	8.24	(4.05)	2.62
Total from investment operations	(.49)	.13	4.17	8.03	(4.40)	2.34
Less distributions from:
Net realized gains	—	—	(2.11)	—	(.91)	(1.28)
Total distributions	—	—	(2.11)	—	(.91)	(1.28)
Net asset value, end of period	$43.21	$43.70	$43.57	$41.51	$33.48	$38.79

Total Return	(1.12%)	0.30%	10.03%	23.95%	(11.43%)	6.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,884	$19,384	$24,713	$29,466	$46,251	$27,902
Ratios to average net assets:
Net investment income (loss)	0.16%	(0.14%)	(0.43%)	(0.54%)	(0.97%)	(0.77%)
Total expenses	1.71%	1.71%	1.63%	1.63%	1.60%	1.58%
Portfolio turnover rate	18%	112%	167%	203%	442%	947%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Ultra Short Duration Fund — Institutional Class	14.0%
Guggenheim Strategy Fund II	12.6%
Total	26.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	0.29%	8.94%	(9.75%)	(14.18%)
A-Class Shares with sales charge‡	(4.48%)	3.75%	(10.63%)	(14.59%)
C-Class Shares	(0.05%)	8.14%	(10.44%)	(14.81%)
C-Class Shares with CDSC§	(1.05%)	7.14%	(10.44%)	(14.81%)
H-Class Shares	0.29%	9.02%	(9.74%)	(14.15%)
Russell 2000 Index	(0.36%)	(8.89%)	8.87%	13.11%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 26.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	94,992	$946,122
Guggenheim Strategy Fund II1	34,379	853,639
Total Mutual Funds
(Cost $1,796,333)		1,799,761

	Face Amount
FEDERAL AGENCY NOTES†† - 20.3%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$500,000	499,716
1.97% due 08/19/21	360,000	358,507
2.19% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,123
Federal Home Loan Bank
2.01% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	400,000	399,428
Total Federal Agency Notes
(Cost $1,379,370)		1,377,774

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
1.82% due 11/21/19[3]	$160,000	$159,594
1.93% due 10/29/19[3,4]	59,000	58,914
Total U.S. Treasury Bills
(Cost $218,491)		218,508

REPURCHASE AGREEMENTS††,5 - 49.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	2,067,664	2,067,664
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	664,892	664,892
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	598,402	598,402
Total Repurchase Agreements
(Cost $3,330,958)		3,330,958

Total Investments - 99.2%
(Cost $6,725,152)		$6,727,001
Other Assets & Liabilities, net - 0.8%		55,021
Total Net Assets - 100.0%		$6,782,022

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	15	Dec 2019	$1,143,225	$47,624

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	Russell 2000 Index	(1.86%)	At Maturity	10/28/19	2,458	$3,744,726	$23,621
BNP Paribas	Russell 2000 Index	(1.64%)	At Maturity	10/29/19	473	720,517	12,903
Barclays Bank plc	Russell 2000 Index	(1.41%)	At Maturity	10/31/19	790	1,203,492	7,863
						$5,668,735	$44,387

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE RUSSELL 2000® STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,799,761	$—	$—	$1,799,761
Federal Agency Notes	—	1,377,774	—	1,377,774
U.S. Treasury Bills	—	218,508	—	218,508
Repurchase Agreements	—	3,330,958	—	3,330,958
Equity Futures Contracts**	47,624	—	—	47,624
Equity Index Swap Agreements**	—	44,387	—	44,387
Total Assets	$1,847,385	$4,971,627	$—	$6,819,012

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,252,629	$—	$(400,000)	$(11)	$1,021	$853,639	34,379	$13,679
Guggenheim Ultra Short Duration Fund — Institutional Class	1,347,072	—	(400,000)	(493)	(457)	946,122	94,992	14,955
	$2,599,701	$—	$(800,000)	$(504)	$564	$1,799,761		$28,634

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $1,597,861)	$1,596,282
Investments in affiliated issuers, at value (cost $1,796,333)	1,799,761
Repurchase agreements, at value (cost $3,330,958)	3,330,958
Segregated cash with broker	1,399
Unrealized appreciation on OTC swap agreements	44,387
Receivables:
Fund shares sold	23,242
Dividends	3,561
Interest	2,689
Total assets	6,802,279

Liabilities:
Payable for:
Management fees	5,361
Swap settlement	2,118
Licensing fees	1,790
Distribution and service fees	1,763
Printing fees	1,754
Transfer agent and administrative fees	1,540
Professional fees	1,313
Portfolio accounting fees	616
Variation margin on futures contracts	150
Trustees’ fees*	128
Miscellaneous	3,724
Total liabilities	20,257
Commitments and contingent liabilities (Note 11)	—
Net assets	$6,782,022

Net assets consist of:
Paid in capital	$33,493,874
Total distributable earnings (loss)	(26,711,852)
Net assets	$6,782,022

A-Class:
Net assets	$291,879
Capital shares outstanding	14,254
Net asset value per share	$20.48
Maximum offering price per share (Net asset value divided by 95.25%)	$21.50

C-Class:
Net assets	$382,971
Capital shares outstanding	21,041
Net asset value per share	$18.20

H-Class:
Net assets	$6,107,172
Capital shares outstanding	297,132
Net asset value per share	$20.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$28,634
Interest	58,315
Total investment income	86,949

Expenses:
Management fees	31,429
Distribution and service fees:
A-Class	723
C-Class	2,163
H-Class	7,467
Transfer agent and administrative fees	8,730
Registration fees	5,316
Portfolio accounting fees	3,492
Trustees’ fees*	1,293
Custodian fees	506
Miscellaneous	3,771
Total expenses	64,890
Less:
Expenses waived by Adviser	(1,355)
Net expenses	63,535
Net investment income	23,414

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	174
Investments in affiliated issuers	(504)
Swap agreements	(605,914)
Futures contracts	(144,329)
Net realized loss	(750,573)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,579)
Investments in affiliated issuers	564
Swap agreements	155,476
Futures contracts	61,081
Net change in unrealized appreciation (depreciation)	215,542
Net realized and unrealized loss	(535,031)
Net decrease in net assets resulting from operations	$(511,617)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,414	$52,324
Net realized loss on investments	(750,573)	(42,797)
Net change in unrealized appreciation (depreciation) on investments	215,542	(174,046)
Net decrease in net assets resulting from operations	(511,617)	(164,519)

Capital share transactions:
Proceeds from sale of shares
A-Class	193,392	5,160,677
C-Class	9,958	5,873,034
H-Class	37,760,281	97,798,195
Cost of shares redeemed
A-Class	(643,689)	(4,494,155)
C-Class	(86,718)	(5,988,495)
H-Class	(40,537,778)	(91,998,591)
Net increase (decrease) from capital share transactions	(3,304,554)	6,350,665
Net increase (decrease) in net assets	(3,816,171)	6,186,146

Net assets:
Beginning of period	10,598,193	4,412,047
End of period	$6,782,022	$10,598,193

Capital share activity:
Shares sold
A-Class	9,422	230,007
C-Class	534	326,224
H-Class	1,835,165	4,711,124
Shares redeemed
A-Class	(31,716)	(205,975)
C-Class	(4,735)	(333,306)
H-Class	(1,996,485)	(4,421,740)
Net increase (decrease) in shares	(187,815)	306,334

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$20.42	$20.90	$23.62	$30.76	$29.22	$33.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.14	(.18)	(.31)	(.39)	(.46)
Net gain (loss) on investments (realized and unrealized)	(.02)	(.62)	(2.54)	(6.83)	1.93	(3.33)
Total from investment operations	.06	(.48)	(2.72)	(7.14)	1.54	(3.79)
Net asset value, end of period	$20.48	$20.42	$20.90	$23.62	$30.76	$29.22

Total Return[c]	0.29%	(2.30%)	(11.52%)	(23.21%)	5.27%	(11.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$292	$746	$262	$8,645	$2,795	$894
Ratios to average net assets:
Net investment income (loss)	0.79%	0.65%	(0.76%)	(1.11%)	(1.23%)	(1.40%)
Total expenses[d]	1.81%	1.83%	1.74%	1.71%	1.70%	1.71%
Net expenses[e]	1.76%	1.81%	1.74%	1.71%	1.70%	1.71%
Portfolio turnover rate	16%	40%	—	58%	584%	189%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$18.21	$18.79	$21.41	$28.07	$26.86	$30.59
Income (loss) from investment operations:
Net investment income (loss)[b]	— [f]	(.05)	(.25)	(.45)	(.58)	(.63)
Net gain (loss) on investments (realized and unrealized)	(.01)	(.53)	(2.37)	(6.21)	1.79	(3.10)
Total from investment operations	(.01)	(.58)	(2.62)	(6.66)	1.21	(3.73)
Net asset value, end of period	$18.20	$18.21	$18.79	$21.41	$28.07	$26.86

Total Return[c]	(0.05%)	(3.09%)	(12.24%)	(23.73%)	4.50%	(12.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$383	$460	$607	$1,028	$1,729	$1,680
Ratios to average net assets:
Net investment income (loss)	(0.01%)	(0.26%)	(1.22%)	1.83%	(2.08%)	(2.13%)
Total expenses[d]	2.56%	2.56%	2.48%	2.47%	2.45%	2.45%
Net expenses[e]	2.52%	2.55%	2.48%	2.47%	2.45%	2.45%
Portfolio turnover rate	16%	40%	—	58%	584%	189%

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$20.49	$20.96	$23.69	$30.83	$29.30	$33.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.11	(.09)	(.32)	(.41)	(.46)
Net gain (loss) on investments (realized and unrealized)	(.01)	(.58)	(2.64)	(6.82)	1.94	(3.35)
Total from investment operations	.06	(.47)	(2.73)	(7.14)	1.53	(3.81)
Net asset value, end of period	$20.55	$20.49	$20.96	$23.69	$30.83	$29.30

Total Return	0.29%	(2.24%)	(11.52%)	(23.16%)	5.22%	(11.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,107	$9,392	$3,543	$5,777	$36,713	$5,775
Ratios to average net assets:
Net investment income (loss)	0.71%	0.53%	(0.39%)	(1.14%)	(1.28%)	(1.41%)
Total expenses[d]	1.81%	1.82%	1.72%	1.72%	1.70%	1.70%
Net expenses[e]	1.77%	1.81%	1.72%	1.72%	1.70%	1.70%
Portfolio turnover rate	16%	40%	—	58%	584%	189%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net investment income is less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

DOW JONES INDUSTRIAL AVERAGE® FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the Dow Jones Industrial Average® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 1, 2015
C-Class	December 1, 2015
H-Class	December 1, 2015

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	8.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.3%
Boeing Co.	6.4%
Home Depot, Inc.	3.9%
Apple, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
McDonald’s Corp.	3.6%
Goldman Sachs Group, Inc.	3.5%
Visa, Inc. — Class A	2.9%
3M Co.	2.8%
Top Ten Total	47.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	Since Inception (12/01/15)
A-Class Shares	4.20%	2.33%	12.15%
A-Class Shares with sales charge‡	(0.76%)	(2.52%)	10.74%
C-Class Shares	3.81%	1.59%	11.31%
C-Class Shares with CDSC§	2.81%	0.59%	11.31%
H-Class Shares	4.19%	2.33%	12.17%
Dow Jones Industrial Average Index	5.09%	4.21%	13.97%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
DOW JONES INDUSTRIAL AVERAGE® FUND

	Shares	Value
COMMON STOCKS† - 67.3%

Industrial - 13.7%
Boeing Co.	6,941	$2,640,842
3M Co.	6,941	1,141,100
United Technologies Corp.	6,941	947,586
Caterpillar, Inc.	6,941	876,718
Total Industrial		5,606,246

Financial - 13.0%
Goldman Sachs Group, Inc.	6,941	1,438,384
Visa, Inc. — Class A	6,941	1,193,921
Travelers Companies, Inc.	6,941	1,032,057
American Express Co.	6,941	820,982
JPMorgan Chase & Co.	6,941	816,886
Total Financial		5,302,230

Consumer, Cyclical - 12.1%
Home Depot, Inc.	6,941	1,610,451
McDonald’s Corp.	6,941	1,490,302
Walmart, Inc.	6,941	823,758
NIKE, Inc. — Class B	6,941	651,899
Walgreens Boots Alliance, Inc.	6,941	383,906
Total Consumer, Cyclical		4,960,316

Consumer, Non-cyclical - 10.9%
UnitedHealth Group, Inc.	6,941	1,508,418
Johnson & Johnson	6,941	898,027
Procter & Gamble Co.	6,941	863,322
Merck & Company, Inc.	6,941	584,293
Coca-Cola Co.	6,941	377,868
Pfizer, Inc.	6,941	249,390
Total Consumer, Non-cyclical		4,481,318

Technology - 9.5%
Apple, Inc.	6,941	1,554,576
International Business Machines Corp.	6,941	1,009,360
Microsoft Corp.	6,941	965,007
Intel Corp.	6,941	357,670
Total Technology		3,886,613

Communications - 4.1%
Walt Disney Co.	6,941	904,551
Verizon Communications, Inc.	6,941	418,959
Cisco Systems, Inc.	6,941	342,955
Total Communications		1,666,465

Energy - 3.2%
Chevron Corp.	6,941	823,202
Exxon Mobil Corp.	6,941	490,104
Total Energy		1,313,306

Basic Materials - 0.8%
Dow, Inc.	6,941	330,739

Total Common Stocks
(Cost $23,991,254)		27,547,233

MUTUAL FUNDS† - 16.7%
Guggenheim Strategy Fund II1	137,947	3,425,228
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	343,381	3,420,075
Total Mutual Funds
(Cost $6,842,917)		6,845,303

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
1.82% due 11/21/19[2]	$160,000	159,593
1.93% due 10/29/19[2,3]	122,000	121,823
Total U.S. Treasury Bills
(Cost $281,394)		281,416

REPURCHASE AGREEMENTS††,4 - 11.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[5]	2,886,374	2,886,374
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[5]	928,162	928,162
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[5]	835,345	835,345
Total Repurchase Agreements
(Cost $4,649,881)		4,649,881

Total Investments - 96.0%
(Cost $35,765,446)		$39,323,833
Other Assets & Liabilities, net - 4.0%		1,650,576
Total Net Assets - 100.0%		$40,974,409

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	57	Dec 2019	$7,663,935	$(11,105)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
DOW JONES INDUSTRIAL AVERAGE® FUND

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.41%	At Maturity	10/31/19	47	$1,265,818	$1,206
BNP Paribas	Dow Jones Industrial Average Index	2.54%	At Maturity	10/29/19	174	4,684,852	(4,430)
						$5,950,670	$(3,224)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,547,233	$—	$—	$27,547,233
Mutual Funds	6,845,303	—	—	6,845,303
U.S. Treasury Bills	—	281,416	—	281,416
Repurchase Agreements	—	4,649,881	—	4,649,881
Equity Index Swap Agreements**	—	1,206	—	1,206
Total Assets	$34,392,536	$4,932,503	$—	$39,325,039

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$11,105	$—	$—	$11,105
Equity Index Swap Agreements**	—	4,430	—	4,430
Total Liabilities	$11,105	$4,430	$—	$15,535

**	This derivative is reported as unrealized appreciation/depreciation at period end.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
DOW JONES INDUSTRIAL AVERAGE® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,422,469	$—	$—	$—	$2,759	$3,425,228	137,947	$47,103
Guggenheim Ultra Short Duration Fund — Institutional Class	3,423,509	—	—	—	(3,434)	3,420,075	343,381	47,537
	$6,845,978	$—	$—	$—	$(675)	$6,845,303		$94,640

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $24,272,648)	$27,828,649
Investments in affiliated issuers, at value (cost $6,842,917)	6,845,303
Repurchase agreements, at value (cost $4,649,881)	4,649,881
Segregated cash with broker	128,233
Unrealized appreciation on OTC swap agreements	1,206
Receivables:
Fund shares sold	1,572,286
Variation margin on futures contracts	20,617
Dividends	20,079
Interest	294
Total assets	41,066,548

Liabilities:
Unrealized depreciation on OTC swap agreements	4,430
Payable for:
Management fees	19,574
Registration fees	14,772
Distribution and service fees	8,127
Printing fees	9,503
Professional fees	7,113
Transfer agent and administrative fees	6,743
Licensing fees	5,619
Fund shares redeemed	4,236
Portfolio accounting fees	2,697
Swap settlement	1,692
Trustees’ fees*	735
Miscellaneous	6,898
Total liabilities	92,139
Commitments and contingent liabilities (Note 11)	—
Net assets	$40,974,409

Net assets consist of:
Paid in capital	$32,036,471
Total distributable earnings (loss)	8,937,938
Net assets	$40,974,409

A-Class:
Net assets	$7,330,737
Capital shares outstanding	99,735
Net asset value per share	$73.50
Maximum offering price per share (Net asset value divided by 95.25%)	$77.17

C-Class:
Net assets	$2,503,663
Capital shares outstanding	35,086
Net asset value per share	$71.36

H-Class:
Net assets	$31,140,009
Capital shares outstanding	423,396
Net asset value per share	$73.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers	$312,945
Dividends from securities of affiliated issuers	94,640
Interest	32,470
Total investment income	440,055

Expenses:
Management fees	141,935
Distribution and service fees
A-Class	9,235
C-Class	10,456
H-Class	35,463
Transfer agent and administrative fees	47,312
Registration fees	20,752
Portfolio accounting fees	18,924
Trustees’ fees*	5,283
Custodian fees	2,723
Miscellaneous	25,228
Total expenses	317,311
Less:
Expenses waived by Adviser	(4,289)
Net expenses	313,022
Net investment income	127,033

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,058,733
Swap agreements	600,615
Futures contracts	140,544
Net realized gain	5,799,892
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,126,625)
Investments in affiliated issuers	(675)
Swap agreements	(136,211)
Futures contracts	(10,807)
Net change in unrealized appreciation (depreciation)	(4,274,318)
Net realized and unrealized gain	1,525,574
Net increase in net assets resulting from operations	$1,652,607

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$127,033	$422,699
Net realized gain on investments	5,799,892	8,709,934
Net change in unrealized appreciation (depreciation) on investments	(4,274,318)	(4,608,320)
Net increase in net assets resulting from operations	1,652,607	4,524,313

Distributions to shareholders:
A-Class	—	(104,984)
C-Class	—	(22,489)
H-Class	—	(463,766)
Total distributions to shareholders	—	(591,239)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,969,165	78,585,897
C-Class	1,776,561	1,582,226
H-Class	90,401,147	462,514,750
Distributions reinvested
A-Class	—	76,561
C-Class	—	21,083
H-Class	—	463,042
Cost of shares redeemed
A-Class	(18,002,952)	(81,898,564)
C-Class	(1,077,367)	(3,347,159)
H-Class	(101,115,147)	(493,573,657)
Net decrease from capital share transactions	(22,048,593)	(35,575,821)
Net decrease in net assets	(20,395,986)	(31,642,747)

Net assets:
Beginning of period	61,370,395	93,013,142
End of period	$40,974,409	$61,370,395

Capital share activity:
Shares sold
A-Class	82,277	1,150,595
C-Class	25,347	23,845
H-Class	1,254,131	6,744,613
Shares issued from reinvestment of distributions
A-Class	—	1,155
C-Class	—	326
H-Class	—	6,984
Shares redeemed
A-Class	(252,210)	(1,199,548)
C-Class	(15,449)	(49,811)
H-Class	(1,406,160)	(7,217,481)
Net decrease in shares	(312,064)	(539,322)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$70.54	$66.00	$58.25	$49.60	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.23	.55	.34	.23	(.03)
Net gain (loss) on investments (realized and unrealized)	2.73	4.78	9.91	8.73	(.37)
Total from investment operations	2.96	5.33	10.25	8.96	(.40)
Less distributions from:
Net investment income	—	(.64)	(.35)	(.02)	—
Net realized gains	—	(.15)	(2.15)	(.29)	—
Total distributions	—	(.79)	(2.50)	(.31)	—
Net asset value, end of period	$73.50	$70.54	$66.00	$58.25	$49.60

Total Return[d]	4.20%	8.15%	17.55%	18.10%	(0.80%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,331	$19,022	$20,953	$19,523	$44,351
Ratios to average net assets:
Net investment income (loss)	0.64%	0.80%	0.54%	0.44%	(0.21%)
Total expenses[e]	1.64%	1.61%	1.56%	1.56%	1.55%
Net expenses[f]	1.61%	1.61%	1.56%	1.56%	1.55%
Portfolio turnover rate	99%	465%	168%	668%	98%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$68.74	$64.81	$57.66	$49.47	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.01	.03	(.09)	(.11)	(.07)
Net gain (loss) on investments (realized and unrealized)	2.61	4.69	9.74	8.61	(.46)
Total from investment operations	2.62	4.72	9.65	8.50	(.53)
Less distributions from:
Net investment income	—	(.64)	(.35)	(.02)	—
Net realized gains	—	(.15)	(2.15)	(.29)	—
Total distributions	—	(.79)	(2.50)	(.31)	—
Net asset value, end of period	$71.36	$68.74	$64.81	$57.66	$49.47

Total Return[d]	3.81%	7.37%	16.66%	17.21%	(1.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,504	$1,731	$3,294	$2,144	$732
Ratios to average net assets:
Net investment income (loss)	0.02%	0.04%	(0.14%)	(0.21%)	(0.43%)
Total expenses[e]	2.39%	2.36%	2.30%	2.32%	2.30%
Net expenses[f]	2.36%	2.36%	2.36%	2.32%	2.30%
Portfolio turnover rate	99%	465%	168%	668%	98%

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW JONES INDUSTRIAL AVERAGE® FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[b]
Per Share Data
Net asset value, beginning of period	$70.59	$66.04	$58.28	$49.59	$50.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.26	.55	.39	.28	(.03)
Net gain (loss) on investments (realized and unrealized)	2.70	4.79	9.87	8.72	(.38)
Total from investment operations	2.96	5.34	10.26	9.00	(.41)
Less distributions from:
Net investment income	—	(.64)	(.35)	(.02)	—
Net realized gains	—	(.15)	(2.15)	(.29)	—
Total distributions	—	(.79)	(2.50)	(.31)	—
Net asset value, end of period	$73.55	$70.59	$66.04	$58.28	$49.59

Total Return	4.19%	8.16%	17.54%	18.20%	(0.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,140	$40,617	$68,766	$42,495	$18,923
Ratios to average net assets:
Net investment income (loss)	0.73%	0.80%	0.61%	0.52%	(0.17%)
Total expenses[e]	1.63%	1.62%	1.55%	1.57%	1.55%
Net expenses[f]	1.61%	1.62%	1.55%	1.57%	1.55%
Portfolio turnover rate	99%	465%	168%	668%	98%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	January 3, 1994
A-Class	March 31, 2004
C-Class	May 2, 2001
H-Class	September 18, 2014

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	65.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	9.5%
Guggenheim Strategy Fund II	9.4%
Total	84.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	19.05%	31.71%	7.13%	7.89%
A-Class Shares	18.91%	31.35%	6.90%	7.68%
A-Class Shares with sales charge‡	13.27%	25.12%	5.87%	7.16%
C-Class Shares	18.47%	30.38%	6.11%	6.83%
C-Class Shares with CDSC§	17.47%	29.38%	6.11%	6.83%
Bloomberg Barclays U.S. Long Treasury Index	14.43%	24.79%	6.77%	6.87%
Price Movement of Long Treasury Bond**	15.96%	24.98%	4.24%	3.37%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	18.94%	31.38%	6.92%	7.62%
Bloomberg Barclays U.S Long Treasury Index	14.43%	24.79%	6.77%	7.25%
Price Movement of Long Treasury Bond**	15.96%	24.98%	4.24%	4.80%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Long Treasury Index and the Price Movement of Long Treasury Bond are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 18.9%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	1,219,684	$12,148,057
Guggenheim Strategy Fund II1	487,547	12,105,802
Total Mutual Funds
(Cost $24,323,597)		24,253,859

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 65.2%
U.S. Treasury Bond
2.25% due 08/15/49	$81,100,000	83,494,984
Total U.S. Government Securities
(Cost $84,063,028)		83,494,984

U.S. TREASURY BILLS†† - 1.7%
U.S. Treasury Bills
1.93% due 10/29/19[2,3]	2,187,000	2,183,823
Total U.S. Treasury Bills
(Cost $2,183,657)		2,183,823

	Face Amount	Value
REPURCHASE AGREEMENTS††,4 - 15.9%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$12,641,117	$12,641,117
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	4,064,962	4,064,962
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	3,658,466	3,658,466
Total Repurchase Agreements
(Cost $20,364,545)		20,364,545

Total Investments - 101.7%
(Cost $130,934,827)		$130,297,211
Other Assets & Liabilities, net - (1.7)%		(2,164,333)
Total Net Assets - 100.0%		$128,132,878

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	429	Dec 2019	$82,408,219	$(351,574)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$24,253,859	$—	$—	$24,253,859
U.S. Government Securities	—	83,494,984	—	83,494,984
U.S. Treasury Bills	—	2,183,823	—	2,183,823
Repurchase Agreements	—	20,364,545	—	20,364,545
Total Assets	$24,253,859	$106,043,352	$—	$130,297,211

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$351,574	$—	$—	$351,574

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,298,989	$2,300,000	$(500,000)	$(3,626)	$10,439	$12,105,802	487,547	$156,484
Guggenheim Ultra Short Duration Fund — Institutional Class	9,520,254	4,000,000	(1,360,000)	(6,491)	(5,706)	12,148,057	1,219,684	145,125
	$19,819,243	$6,300,000	$(1,860,000)	$(10,117)	$4,733	$24,253,859		$301,609

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $86,246,685)	$85,678,807
Investments in affiliated issuers, at value (cost $24,323,597)	24,253,859
Repurchase agreements, at value (cost $20,364,545)	20,364,545
Receivables:
Fund shares sold	10,371,372
Securities sold	4,324,032
Interest	258,848
Variation margin on futures contracts	111,223
Dividends	47,788
Total assets	145,410,474

Liabilities:
Payable for:
Fund shares redeemed	16,987,959
Management fees	55,208
Transfer agent and administrative fees	23,015
Distribution and service fees	16,982
Portfolio accounting fees	11,508
Distributions to shareholders	8,571
Trustees’ fees*	3,031
Miscellaneous	171,322
Total liabilities	17,277,596
Commitments and contingent liabilities (Note 11)	—
Net assets	$128,132,878

Net assets consist of:
Paid in capital	$93,312,570
Total distributable earnings (loss)	34,820,308
Net assets	$128,132,878

Investor Class:
Net assets	$69,058,851
Capital shares outstanding	1,098,199
Net asset value per share	$62.88

A-Class:
Net assets	$8,738,445
Capital shares outstanding	137,900
Net asset value per share	$63.37
Maximum offering price per share (Net asset value divided by 95.25%)	$66.53

C-Class:
Net assets	$1,438,757
Capital shares outstanding	22,860
Net asset value per share	$62.94

H-Class:
Net assets	$48,896,825
Capital shares outstanding	771,136
Net asset value per share	$63.41

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$301,609
Interest	1,753,093
Total investment income	2,054,702

Expenses:
Management fees	402,852
Distribution and service fees:
A-Class	26,560
C-Class	4,233
H-Class	82,921
Transfer agent and administrative fees	161,143
Portfolio accounting fees	80,536
Registration fees	76,532
Professional fees	52,318
Trustees’ fees*	21,656
Custodian fees	11,411
Line of credit fees	55
Miscellaneous	47,961
Total expenses	968,178
Less:
Expenses waived by Adviser	(13,044)
Net expenses	955,134
Net investment income	1,099,568

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	25,030,573
Investments in affiliated issuers	(10,117)
Futures contracts	11,388,198
Net realized gain	36,408,654
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,345,035)
Investments in affiliated issuers	4,733
Futures contracts	(2,806,772)
Net change in unrealized appreciation (depreciation)	(8,147,074)
Net realized and unrealized gain	28,261,580
Net increase in net assets resulting from operations	$29,361,148

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,099,568	$2,272,131
Net realized gain on investments	36,408,654	9,037,811
Net change in unrealized appreciation (depreciation) on investments	(8,147,074)	2,294,507
Net increase in net assets resulting from operations	29,361,148	13,604,449

Distributions to shareholders:
Investor Class	(542,824)	(914,867)
A-Class	(145,148)	(163,323)
C-Class	(1,842)	(9,678)
H-Class	(409,881)	(1,184,263)
Total distributions to shareholders	(1,099,695)	(2,272,131)

Capital share transactions:
Proceeds from sale of shares
Investor Class	504,826,786	731,937,613
A-Class	1,766,439	24,971,881
C-Class	3,279,670	17,049,193
H-Class	426,857,776	782,907,060
Distributions reinvested
Investor Class	497,018	826,982
A-Class	144,529	159,458
C-Class	1,584	9,081
H-Class	408,943	1,180,471
Cost of shares redeemed
Investor Class	(514,820,660)	(709,185,722)
A-Class	(22,871,051)	(8,255,917)
C-Class	(2,597,921)	(17,260,604)
H-Class	(432,368,862)	(821,319,993)
Net increase (decrease) from capital share transactions	(34,875,749)	3,019,503
Net increase (decrease) in net assets	(6,614,296)	14,351,821

Net assets:
Beginning of period	134,747,174	120,395,353
End of period	$128,132,878	$134,747,174

Capital share activity:
Shares sold
Investor Class	8,897,953	14,900,624
A-Class	30,900	500,367
C-Class	58,609	340,165
H-Class	7,609,535	15,608,139
Shares issued from reinvestment of distributions
Investor Class	8,589	16,612
A-Class	2,534	3,118
C-Class	28	182
H-Class	7,020	23,521
Shares redeemed
Investor Class	(9,069,193)	(14,388,567)
A-Class	(354,985)	(163,333)
C-Class	(47,179)	(343,065)
H-Class	(7,635,603)	(16,313,575)
Net increase (decrease) in shares	(491,792)	184,188

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$53.22	$51.21	$50.49	$58.12	$59.12	$45.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.96	.80	.70	.76	.63
Net gain (loss) on investments (realized and unrealized)	9.67	2.00	.72	(5.50)	(.67)	13.34
Total from investment operations	10.10	2.96	1.52	(4.80)	.09	13.97
Less distributions from:
Net investment income	(.44)	(.95)	(.80)	(.72)	(1.09)	(.65)
Net realized gains	—	—	—	(2.11)	—	—
Total distributions	(.44)	(.95)	(.80)	(2.83)	(1.09)	(.65)
Net asset value, end of period	$62.88	$53.22	$51.21	$50.49	$58.12	$59.12

Total Return	19.05%	5.93%	3.01%	(8.39%)	0.33%	30.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$69,059	$67,103	$37,496	$16,496	$56,419	$61,460
Ratios to average net assets:
Net investment income (loss)	1.49%	1.94%	1.52%	1.21%	1.39%	1.21%
Total expenses[c]	1.06%	1.07%	0.98%	0.98%	0.94%	0.95%
Net expenses[d]	1.04%	1.06%	0.98%	0.98%	0.94%	0.95%
Portfolio turnover rate	616%	1,182%	1,468%	2,490%	2,699%	1,932%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$53.63	$51.62	$50.87	$58.50	$59.47	$46.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.39	.83	.69	.63	.64	.51
Net gain (loss) on investments (realized and unrealized)	9.72	2.01	.74	(5.57)	(.65)	13.42
Total from investment operations	10.11	2.84	1.43	(4.94)	(.01)	13.93
Less distributions from:
Net investment income	(.37)	(.83)	(.68)	(.58)	(.96)	(.53)
Net realized gains	—	—	—	(2.11)	—	—
Total distributions	(.37)	(.83)	(.68)	(2.69)	(.96)	(.53)
Net asset value, end of period	$63.37	$53.63	$51.62	$50.87	$58.50	$59.47

Total Return[e]	18.91%	5.63%	2.78%	(8.54%)	0.12%	30.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,738	$24,639	$6,158	$15,827	$9,438	$3,879
Ratios to average net assets:
Net investment income (loss)	1.37%	1.65%	1.31%	1.19%	1.16%	0.97%
Total expenses[c]	1.31%	1.33%	1.23%	1.24%	1.20%	1.20%
Net expenses[d]	1.29%	1.32%	1.23%	1.24%	1.20%	1.20%
Portfolio turnover rate	616%	1,182%	1,468%	2,490%	2,699%	1,932%

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$53.27	$51.24	$50.52	$58.13	$59.09	$45.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.45	.27	.13	.22	.13
Net gain (loss) on investments (realized and unrealized)	9.69	2.04	.73	(5.47)	(.64)	13.30
Total from investment operations	9.82	2.49	1.00	(5.34)	(.42)	13.43
Less distributions from:
Net investment income	(.15)	(.46)	(.28)	(.16)	(.54)	(.13)
Net realized gains	—	—	—	(2.11)	—	—
Total distributions	(.15)	(.46)	(.28)	(2.27)	(.54)	(.13)
Net asset value, end of period	$62.94	$53.27	$51.24	$50.52	$58.13	$59.09

Total Return[e]	18.47%	4.92%	1.97%	(9.24%)	(0.62%)	29.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,439	$607	$724	$1,770	$3,276	$2,873
Ratios to average net assets:
Net investment income (loss)	0.43%	0.91%	0.52%	0.22%	0.41%	0.26%
Total expenses[c]	2.06%	2.07%	1.98%	1.97%	1.95%	1.95%
Net expenses[d]	2.04%	2.06%	1.98%	1.97%	1.95%	1.95%
Portfolio turnover rate	616%	1,182%	1,468%	2,490%	2,699%	1,932%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$53.65	$51.64	$50.91	$58.55	$59.44	$48.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.36	.84	.69	.58	.61	.28
Net gain (loss) on investments (realized and unrealized)	9.77	2.01	.72	(5.53)	(.54)	10.59
Total from investment operations	10.13	2.85	1.41	(4.95)	.07	10.87
Less distributions from:
Net investment income	(.37)	(.84)	(.68)	(.58)	(.96)	(.26)
Net realized gains	—	—	—	(2.11)	—	—
Total distributions	(.37)	(.84)	(.68)	(2.69)	(.96)	(.26)
Net asset value, end of period	$63.41	$53.65	$51.64	$50.91	$58.55	$59.44

Total Return	18.94%	5.63%	2.74%	(8.55%)	0.26%	22.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,897	$42,397	$76,018	$12,077	$49,639	$78,382
Ratios to average net assets:
Net investment income (loss)	1.24%	1.67%	1.31%	1.00%	1.11%	0.89%
Total expenses[c]	1.31%	1.32%	1.23%	1.22%	1.20%	1.18%
Net expenses[d]	1.29%	1.31%	1.23%	1.22%	1.20%	1.18%
Portfolio turnover rate	616%	1,182%	1,468%	2,490%	2,699%	1,932%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
Investor Class	March 3, 1995
A-Class	March 31, 2004
C-Class	March 28, 2001
H-Class	September 18, 2014

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	15.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.4%
Total	23.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	(13.63%)	(20.41%)	(7.35%)	(8.58%)
A-Class Shares	(13.71%)	(20.60%)	(7.58%)	(8.81%)
A-Class Shares with sales charge‡	(17.81%)	(24.37%)	(8.47%)	(9.26%)
C-Class Shares	(14.06%)	(21.20%)	(8.27%)	(9.48%)
C-Class Shares with CDSC§	(14.92%)	(21.98%)	(8.27%)	(9.48%)
Bloomberg Barclays U.S. Long Treasury Index	14.43%	24.79%	6.77%	6.87%
Price Movement of Long Treasury Bond**	15.96%	24.98%	4.24%	3.37%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	(13.74%)	(20.58%)	(7.53%)	(8.04%)
Bloomberg Barclays U.S. Long Treasury Index	14.43%	24.79%	6.77%	7.25%
Price Movement of Long Treasury Bond**	15.96%	24.98%	4.24%	4.80%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Long Treasury Index and the Price Movement of Long Treasury Bond are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	Does not reflect any interest.
†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 23.1%
Guggenheim Strategy Fund II1	315,563	$7,835,421
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	368,496	3,670,219
Total Mutual Funds
(Cost $11,471,003)		11,505,640

	Face Amount
FEDERAL AGENCY NOTES†† - 73.3%
Federal Farm Credit Bank
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	$8,000,000	7,995,458
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	6,800,000	6,820,065
2.19% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,222,280
2.09% (U.S. Prime Rate - 2.91%, Rate Floor: 0.00%) due 01/25/21[2]	1,000,000	1,001,834
2.14% (3 Month USD LIBOR - 0.12%, Rate Floor: 0.00%) due 01/27/20[2]	900,000	899,970
Federal Home Loan Bank
2.01% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	15,365,000	15,343,028
2.10% due 07/29/20	1,650,000	1,650,183
2.38% due 03/30/20	600,000	601,511
Total Federal Agency Notes
(Cost $36,525,641)		36,534,329

U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	803,000	801,834
Total U.S. Treasury Bills
(Cost $801,773)		801,834

	Face Amount	Value
REPURCHASE AGREEMENTS†† - 56.7%
Individual Repurchase Agreements[6]
Barclays Capital issued 09/30/19 at 1.65% due 10/01/19 (secured by a U.S. Treasury Bond, at a rate of 2.25% and maturing 08/15/49 as collateral, with a value of $16,729,913) to be repurchased at $16,402,627	$16,401,875	$16,401,875
Mizuho Financial Group, Inc. issued 09/30/19 at 1.90% due 10/01/19 (secured by a U.S. Treasury Bond, at a rate of 2.25% and maturing 08/15/49 as collateral, with a value of $10,295,313) to be repurchased at $10,093,976	10,093,444	10,093,444
Joint Repurchase Agreements[5]
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	1,123,587	1,123,587
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	361,308	361,308
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	325,177	325,177
Total Repurchase Agreements
(Cost $28,305,391)		28,305,391

Total Investments - 154.7%
(Cost $77,103,808)		$77,147,194

U.S. Government Securities Sold Short†† - (53.9)%
U.S. Treasury Bonds
2.25% due 08/15/49	26,100,000	(26,870,766)
Total U.S. Government Securities Sold Short
(Proceeds $27,446,022)		(26,870,766)
Other Assets & Liabilities, net - (0.8)%		(396,407)
Total Net Assets - 100.0%		$49,880,021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	141	Dec 2019	$27,085,219	$440,503

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as short security collateral at September 30, 2019.
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,505,640	$—	$—	$11,505,640
Federal Agency Notes	—	36,534,329	—	36,534,329
U.S. Treasury Bills	—	801,834	—	801,834
Repurchase Agreements	—	28,305,391	—	28,305,391
Interest Rate Futures Contracts**	440,503	—	—	440,503
Total Assets	$11,946,143	$65,641,554	$—	$77,587,697

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$26,870,766	$—	$26,870,766

**	This derivative is reported as unrealized appreciation/depreciation at period end.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,028,908	$—	$(2,199,999)	$(4,232)	$10,744	$7,835,421	315,563	$131,193
Guggenheim Ultra Short Duration Fund — Institutional Class	4,778,021	3,000,000	(4,100,000)	3,009	(10,811)	3,670,219	368,496	86,628
	$14,806,929	$3,000,000	$(6,299,999)	$(1,223)	$(67)	$11,505,640		$217,821

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $37,327,414)	$37,336,163
Investments in affiliated issuers, at value (cost $11,471,003)	11,505,640
Repurchase agreements, at value (cost $28,305,391)	28,305,391
Receivables:
Interest	57,070
Dividends	24,100
Fund shares sold	8,316
Total assets	77,236,680

Liabilities:
Securities sold short, at value (proceeds $27,446,022)	26,870,766
Payable for:
Securities purchased	205,906
Interest payable on short sales	76,153
Fund shares redeemed	50,568
Management fees	35,313
Variation margin on futures contracts	35,250
Transfer agent and administrative fees	10,032
Distribution and service fees	5,350
Portfolio accounting fees	4,013
Trustees’ fees*	1,193
Miscellaneous	62,115
Total liabilities	27,356,659
Commitments and contingent liabilities (Note 11)	—
Net assets	$49,880,021

Net assets consist of:
Paid in capital	$311,759,760
Total distributable earnings (loss)	(261,879,739)
Net assets	$49,880,021

Investor Class:
Net assets	$34,912,737
Capital shares outstanding	1,221,486
Net asset value per share	$28.58

A-Class:
Net assets	$7,775,632
Capital shares outstanding	284,055
Net asset value per share	$27.37
Maximum offering price per share (Net asset value divided by 95.25%)	$28.73

C-Class:
Net assets	$4,232,922
Capital shares outstanding	178,421
Net asset value per share	$23.72

H-Class:
Net assets	$2,958,730
Capital shares outstanding	107,823
Net asset value per share	$27.44

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$217,821
Interest	982,203
Total investment income	1,200,024

Expenses:
Management fees	296,132
Distribution and service fees
A-Class	12,163
C-Class	26,953
H-Class	12,314
Transfer agent and administrative fees	82,259
Short interest expense	462,016
Portfolio accounting fees	32,903
Trustees’ fees*	8,509
Custodian fees	4,675
Line of credit fees	2
Miscellaneous	73,008
Total expenses	1,010,934
Less:
Expenses waived by Adviser	(7,774)
Net expenses	1,003,160
Net investment income	196,864

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,871
Investments in affiliated issuers	(1,223)
Investments sold short	(5,557,433)
Futures contracts	(5,530,662)
Net realized loss	(11,085,447)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,463
Investments in affiliated issuers	(67)
Investments sold short	1,883,455
Futures contracts	951,495
Net change in unrealized appreciation (depreciation)	2,840,346
Net realized and unrealized loss	(8,245,101)
Net decrease in net assets resulting from operations	$(8,048,237)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$196,864	$(535,984)
Net realized loss on investments	(11,085,447)	(3,798,045)
Net change in unrealized appreciation (depreciation) on investments	2,840,346	1,543,150
Net decrease in net assets resulting from operations	(8,048,237)	(2,790,879)

Capital share transactions:
Proceeds from sale of shares
Investor Class	151,625,052	165,520,097
A-Class	331,819	8,314,612
C-Class	62,865	17,671,085
H-Class	192,908,865	237,606,283
Cost of shares redeemed
Investor Class	(154,710,368)	(199,019,343)
A-Class	(2,587,842)	(10,860,881)
C-Class	(2,015,872)	(28,733,779)
H-Class	(198,740,101)	(232,371,577)
Net decrease from capital share transactions	(13,125,582)	(41,873,503)
Net decrease in net assets	(21,173,819)	(44,664,382)

Net assets:
Beginning of period	71,053,840	115,718,222
End of period	$49,880,021	$71,053,840

Capital share activity:
Shares sold
Investor Class	4,708,052	4,681,218
A-Class	10,850	248,177
C-Class	2,425	597,564
H-Class	6,068,656	7,029,926
Shares redeemed
Investor Class	(4,790,589)	(5,632,166)
A-Class	(86,354)	(322,713)
C-Class	(75,348)	(973,066)
H-Class	(6,261,382)	(6,874,901)
Net decrease in shares	(423,690)	(1,245,961)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$33.09	$34.64	$36.02	$34.27	$35.78	$46.01
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	(.13)	(.56)	(.88)	(1.15)	(1.15)
Net gain (loss) on investments (realized and unrealized)	(4.63)	(1.42)	(.82)	2.63	(.36)	(9.08)
Total from investment operations	(4.51)	(1.55)	(1.38)	1.75	(1.51)	(10.23)
Net asset value, end of period	$28.58	$33.09	$34.64	$36.02	$34.27	$35.78

Total Return	(13.63%)	(4.47%)	(3.83%)	5.08%	(4.22%)	(22.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,913	$43,149	$78,110	$84,123	$89,071	$105,696
Ratios to average net assets:
Net investment income (loss)	0.77%	(0.37%)	(1.63%)	(2.59%)	(3.07%)	(2.80%)
Total expenses[c]	2.88%	4.12%	3.71%	3.38%	3.48%	3.15%
Net expenses[d,g]	2.86%	4.12%	3.71%	3.38%	3.48%	3.15%
Portfolio turnover rate	477%	603%	908%	1,436%	838%	2,190%

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$31.72	$33.30	$34.71	$33.11	$34.66	$44.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	(.19)	(.63)	(.94)	(1.20)	(1.23)
Net gain (loss) on investments (realized and unrealized)	(4.43)	(1.39)	(.78)	2.54	(.35)	(8.79)
Total from investment operations	(4.35)	(1.58)	(1.41)	1.60	(1.55)	(10.02)
Net asset value, end of period	$27.37	$31.72	$33.30	$34.71	$33.11	$34.66

Total Return[e]	(13.71%)	(4.74%)	(4.06%)	4.83%	(4.47%)	(22.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,776	$11,407	$14,455	$18,678	$17,676	$21,580
Ratios to average net assets:
Net investment income (loss)	0.52%	(0.57%)	(1.90%)	(2.85%)	(3.32%)	(3.06%)
Total expenses[c]	3.15%	4.38%	3.97%	3.67%	3.75%	3.40%
Net expenses[d,g]	3.13%	4.37%	3.97%	3.67%	3.75%	3.40%
Portfolio turnover rate	477%	603%	908%	1,436%	838%	2,190%

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$27.60	$29.19	$30.65	$29.46	$31.07	$40.35
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.43)	(.77)	(1.05)	(1.31)	(1.36)
Net gain (loss) on investments (realized and unrealized)	(3.85)	(1.16)	(.69)	2.24	(.30)	(7.92)
Total from investment operations	(3.88)	(1.59)	(1.46)	1.19	(1.61)	(9.28)
Net asset value, end of period	$23.72	$27.60	$29.19	$30.65	$29.46	$31.07

Total Return[e]	(14.06%)	(5.45%)	(4.76%)	4.04%	(5.18%)	(23.00%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,233	$6,937	$18,296	$23,343	$27,899	$35,874
Ratios to average net assets:
Net investment income (loss)	(0.24%)	(1.44%)	(2.63%)	(3.59%)	(4.08%)	(3.78%)
Total expenses[c]	3.91%	5.14%	4.71%	4.41%	4.50%	4.14%
Net expenses[d,g]	3.89%	5.13%	4.71%	4.41%	4.50%	4.14%
Portfolio turnover rate	477%	603%	908%	1,436%	838%	2,190%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$31.81	$33.38	$34.83	$33.12	$34.67	$41.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	(.20)	(.65)	(.92)	(1.15)	(.52)
Net gain (loss) on investments (realized and unrealized)	(4.44)	(1.37)	(.80)	2.63	(.40)	(6.66)
Total from investment operations	(4.37)	(1.57)	(1.45)	1.71	(1.55)	(7.18)
Net asset value, end of period	$27.44	$31.81	$33.38	$34.83	$33.12	$34.67

Total Return	(13.74%)	(4.70%)	(4.16%)	5.13%	(4.47%)	(17.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,959	$9,561	$4,858	$43,784	$72,833	$43,800
Ratios to average net assets:
Net investment income (loss)	0.43%	(0.58%)	(1.94%)	(2.80%)	(3.17%)	(2.75%)
Total expenses[c]	3.32%	4.37%	4.00%	3.60%	3.61%	3.07%
Net expenses[d,g]	3.30%	4.36%	4.00%	3.60%	3.61%	3.07%
Portfolio turnover rate	477%	603%	908%	1,436%	838%	2,190%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]

Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized. The portfolio turnover rate is for the entire period of the Fund, not since the commencement of operations of the Class.

[g]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the years presented were as follows:

	09/30/19	03/31/19	03/29/18	03/31/17	03/31/16	03/31/15
Investor Class	1.49%	1.50%	1.43%	1.43%	1.40%	1.40%
A-Class	1.74%	1.75%	1.68%	1.63%	1.65%	1.65%
C-Class	2.49%	2.50%	2.43%	2.43%	2.40%	2.41%
H-Class	1.74%	1.75%	1.68%	1.68%	1.65%	1.60%

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	9.8%
Guggenheim Strategy Fund III	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
Total	24.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	4.61%	8.84%	5.55%	8.07%
A-Class Shares with sales charge‡	(0.36%)	3.66%	4.53%	7.54%
C-Class Shares	4.26%	8.00%	4.73%	7.25%
C-Class Shares with CDSC§	3.26%	7.00%	4.73%	7.25%
H-Class Shares	4.66%	8.72%	5.48%	8.07%
Bloomberg Barclays U.S. Corporate High Yield Index	3.87%	6.36%	5.37%	7.94%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 24.4%
Guggenheim Strategy Fund II1	366,118	$9,090,716
Guggenheim Strategy Fund III[1]	293,670	7,288,885
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	627,851	6,253,391
Total Mutual Funds
(Cost $22,611,439)		22,632,992

	Face Amount
FEDERAL AGENCY NOTES†† - 39.7%
Federal Farm Credit Bank
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$12,500,000	12,536,884
2.20% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,500,000	2,494,402
Federal Home Loan Bank
2.06% (3 Month USD LIBOR - 0.23%, Rate Floor: 0.00%) due 05/04/20[2]	8,000,000	7,998,264
1.75% due 07/13/20	2,840,000	2,835,456
Farmer Mac
1.98% (Fed Funds Effective Rate + 0.15%) due 09/23/20[2]	5,000,000	4,999,030
Freddie Mac
2.85% due 05/06/24	2,000,000	2,001,485
1.75% due 10/25/19	2,000,000	1,999,662
Fannie Mae
1.75% due 07/24/20	2,000,000	1,998,114
Total Federal Agency Notes
(Cost $36,824,823)		36,863,297

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 13.2%
Federal Home Loan Bank
1.88% due 11/20/19[3]	$5,000,000	$4,986,944
1.88% due 12/27/19[3]	5,000,000	4,977,405
1.88% due 10/23/19[3]	1,300,000	1,298,507
1.88% due 10/25/19[3]	1,000,000	998,743
Total Federal Agency Discount Notes
(Cost $12,261,478)		12,261,599

U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	1,410,000	1,407,952
Total U.S. Treasury Bills
(Cost $1,407,845)		1,407,952

REPURCHASE AGREEMENTS††,5 - 13.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	7,979,689	7,979,689
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	2,566,002	2,566,002
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	2,309,401	2,309,401
Total Repurchase Agreements
(Cost $12,855,092)		12,855,092

Total Investments - 92.6%
(Cost $85,960,677)		$86,020,932
Other Assets & Liabilities, net - 7.4%		6,861,708
Total Net Assets - 100.0%		$92,882,640

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. 5 Year Treasury Note Futures Contracts	709	Dec 2019	$84,481,781	$(346,084)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
Barclays Bank plc	ICE	CDX.NA.HY.33	5.00%	Quarterly	12/20/24	$66,700,000	$4,463,564	$4,403,771	$59,793
Goldman Sachs International	ICE	CDX.NA.HY.33	5.00%	Quarterly	12/20/24	17,100,000	1,144,332	1,152,796	(8,464)
							$5,607,896	$5,556,567	$51,329

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††,7
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	2.27%	At Maturity	10/25/19	50,711	$4,420,478	$(7,607)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures and credit default swap collateral at September 30, 2019.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[7]	Total return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective September 30, 2019.
CDX.NA.HY.33 Index — Credit Default Swap North American High Yield Series 33 Index
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$22,632,992	$—	$—	$22,632,992
Federal Agency Notes	—	36,863,297	—	36,863,297
Federal Agency Discount Notes	—	12,261,599	—	12,261,599
U.S. Treasury Bills	—	1,407,952	—	1,407,952
Repurchase Agreements	—	12,855,092	—	12,855,092
Credit Default Swap Agreements**	—	59,793	—	59,793
Total Assets	$22,632,992	$63,447,733	$—	$86,080,725

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$346,084	$—	$—	$346,084
Credit Default Swap Agreements**	—	8,464	—	8,464
Total Return Swap Agreements**	—	7,607	—	7,607
Total Liabilities	$346,084	$16,071	$—	$362,155

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
HIGH YIELD STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$9,083,393	$—	$—	$—	$7,323	$9,090,716	366,118	$125,013
Guggenheim Strategy Fund III	7,280,075	—	—	—	8,810	7,288,885	293,670	98,350
Guggenheim Ultra Short Duration Fund — Institutional Class	7,059,670	—	(800,001)	(3,497)	(2,781)	6,253,391	627,851	90,445
	$23,423,138	$—	$(800,001)	$(3,497)	$13,352	$22,632,992		$313,808

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $50,494,146)	$50,532,848
Investments in affiliated issuers, at value (cost $22,611,439)	22,632,992
Repurchase agreements, at value (cost $12,855,092)	12,855,092
Segregated cash with broker	45,500
Unamortized upfront premiums paid on credit default swap agreements	5,556,567
Receivables:
Fund shares sold	3,504,375
Protection fees on credit default swap agreements	126,806
Interest	102,774
Dividends	43,111
Total assets	95,400,065

Liabilities:
Segregated cash due to broker	717,990
Unrealized depreciation on OTC swap agreements	7,607
Payable for:
Fund shares redeemed	862,631
Variation margin on credit default swap agreements	665,019
Securities purchased	53,573
Management fees	48,570
Variation margin on futures contracts	26,947
Distribution and service fees	17,355
Transfer agent and administrative fees	16,590
Portfolio accounting fees	6,636
Trustees’ fees*	1,755
Swap settlement	1,394
Miscellaneous	91,358
Total liabilities	2,517,425
Commitments and contingent liabilities (Note 11)	—
Net assets	$92,882,640

Net assets consist of:
Paid in capital	$96,507,967
Total distributable earnings (loss)	(3,625,327)
Net assets	$92,882,640

A-Class:
Net assets	$4,741,415
Capital shares outstanding	188,077
Net asset value per share	$25.21
Maximum offering price per share (Net asset value divided by 95.25%)	$26.47

C-Class:
Net assets	$1,339,443
Capital shares outstanding	60,821
Net asset value per share	$22.02

H-Class:
Net assets	$86,801,782
Capital shares outstanding	3,447,345
Net asset value per share	$25.18

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

HIGH YIELD STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$313,808
Interest	826,232
Total investment income	1,140,040

Expenses:
Management fees	353,364
Distribution and service fees
A-Class	8,249
C-Class	6,379
H-Class	107,945
Transfer agent and administrative fees	117,788
Portfolio accounting fees	47,115
Trustees’ fees*	10,793
Custodian fees	6,642
Line of credit fees	51
Miscellaneous	106,711
Total expenses	765,037
Less:
Expenses waived by Adviser	(8,177)
Net expenses	756,860
Net investment income	383,180

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$8,946
Investments in affiliated issuers	(3,497)
Swap agreements	1,601,523
Futures contracts	2,722,520
Net realized gain	4,329,492
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	53,376
Investments in affiliated issuers	13,352
Swap agreements	(657,160)
Futures contracts	(1,235,447)
Net change in unrealized appreciation (depreciation)	(1,825,879)
Net realized and unrealized gain	2,503,613
Net increase in net assets resulting from operations	$2,886,793

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$383,180	$898,884
Net realized gain on investments	4,329,492	2,382,426
Net change in unrealized appreciation (depreciation) on investments	(1,825,879)	1,275,885
Net increase in net assets resulting from operations	2,886,793	4,557,195

Distributions to shareholders:
A-Class	—	(200,150)
C-Class	—	(81,621)
H-Class	—	(6,085,861)
Total distributions to shareholders	—	(6,367,632)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,955,928	33,024,074
C-Class	715,435	3,722,190
H-Class	187,525,697	701,551,211
Distributions reinvested
A-Class	—	192,319
C-Class	—	71,233
H-Class	—	6,071,177
Cost of shares redeemed
A-Class	(9,110,883)	(34,350,620)
C-Class	(907,418)	(6,368,793)
H-Class	(204,474,272)	(628,092,339)
Net increase (decrease) from capital share transactions	(20,295,513)	75,820,452
Net increase (decrease) in net assets	(17,408,720)	74,010,015

Net assets:
Beginning of period	110,291,360	36,281,345
End of period	$92,882,640	$110,291,360

Capital share activity:
Shares sold
A-Class	242,518	1,392,434
C-Class	33,037	179,332
H-Class	7,581,213	29,879,785
Shares issued from reinvestment of distributions
A-Class	—	8,472
C-Class	—	3,572
H-Class	—	267,807
Shares redeemed
A-Class	(371,142)	(1,446,445)
C-Class	(42,280)	(306,384)
H-Class	(8,338,636)	(26,969,778)
Net increase (decrease) in shares	(895,290)	3,008,795

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$24.10	$23.26	$24.74	$23.32	$23.84	$22.89
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.14	(.08)	(.20)	(.09)	(.15)
Net gain (loss) on investments (realized and unrealized)	1.01	1.49	.62	2.09	.46	1.10
Total from investment operations	1.11	1.63	.54	1.89	.37	.95
Less distributions from:
Net investment income	—	(.79)	(1.66)	(.47)	(.89)	—
Net realized gains	—	—	(.36)	—	—	—
Total distributions	—	(.79)	(2.02)	(.47)	(.89)	—
Net asset value, end of period	$25.21	$24.10	$23.26	$24.74	$23.32	$23.84

Total Return[c]	4.61%	7.18%	2.08%	8.24%	1.66%	4.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,741	$7,631	$8,427	$20,290	$11,787	$10,123
Ratios to average net assets:
Net investment income (loss)	0.84%	0.59%	(0.31%)	(0.85%)	(0.40%)	(0.63%)
Total expenses[d]	1.61%	1.61%	1.52%	1.51%	1.49%	1.50%
Net expenses[e]	1.60%	1.60%	1.52%	1.51%	1.49%	1.50%
Portfolio turnover rate	3%	21%	422%	97%	521%	393%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$21.12	$20.63	$22.33	$21.25	$22.01	$21.29
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.04)	(.22)	(.36)	(.19)	(.27)
Net gain (loss) on investments (realized and unrealized)	.89	1.32	.54	1.91	.32	.99
Total from investment operations	.90	1.28	.32	1.55	.13	.72
Less distributions from:
Net investment income	—	(.79)	(1.66)	(.47)	(.89)	—
Net realized gains	—	—	(.36)	—	—	—
Total distributions	—	(.79)	(2.02)	(.47)	(.89)	—
Net asset value, end of period	$22.02	$21.12	$20.63	$22.33	$21.25	$22.01

Total Return[c]	4.26%	6.39%	1.35%	7.38%	0.70%	3.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,339	$1,480	$3,994	$4,533	$2,020	$3,632
Ratios to average net assets:
Net investment income (loss)	0.07%	(0.21%)	(1.00%)	(1.65%)	(0.88%)	(1.25%)
Total expenses[d]	2.36%	2.35%	2.27%	2.26%	2.24%	2.25%
Net expenses[e]	2.34%	2.35%	2.27%	2.26%	2.24%	2.25%
Portfolio turnover rate	3%	21%	422%	97%	521%	393%

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$24.06	$23.23	$24.72	$23.31	$23.90	$22.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.12	(.10)	(.18)	(.15)	(.19)
Net gain (loss) on investments (realized and unrealized)	1.02	1.50	.63	2.06	.45	1.15
Total from investment operations	1.12	1.62	.53	1.88	.30	.96
Less distributions from:
Net investment income	—	(.79)	(1.66)	(.47)	(.89)	—
Net realized gains	—	—	(.36)	—	—	—
Total distributions	—	(.79)	(2.02)	(.47)	(.89)	—
Net asset value, end of period	$25.18	$24.06	$23.23	$24.72	$23.31	$23.90

Total Return	4.66%	7.15%	2.08%	8.15%	1.36%	4.14%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,802	$101,180	$23,860	$435,334	$783,018	$621,455
Ratios to average net assets:
Net investment income (loss)	0.82%	0.49%	(0.41%)	(0.74%)	(0.64%)	(0.81%)
Total expenses[d]	1.61%	1.60%	1.52%	1.51%	1.49%	1.46%
Net expenses[e]	1.60%	1.60%	1.52%	1.51%	1.49%	1.46%
Portfolio turnover rate	3%	21%	422%	97%	521%	393%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that inversely correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	April 16, 2007
C-Class	April 16, 2007
H-Class	April 16, 2007

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	9.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.4%
Total	13.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.89%)	(7.25%)	(6.94%)	(10.44%)
A-Class Shares with sales charge‡	(8.46%)	(11.64%)	(7.84%)	(10.87%)
C-Class Shares	(4.48%)	(8.19%)	(7.55%)	(11.08%)
C-Class Shares with CDSC§	(5.44%)	(9.11%)	(7.55%)	(11.08%)
H-Class Shares	(4.15%)	(7.52%)	(6.62%)	(10.27%)
Bloomberg Barclays U.S. Corporate High Yield Index	3.87%	6.36%	5.37%	7.94%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE HIGH YIELD STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 13.0%
Guggenheim Strategy Fund II1	15,233	$378,233
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	13,420	133,665
Total Mutual Funds
(Cost $508,914)		511,898

	Face Amount
FEDERAL AGENCY NOTES†† - 17.8%
Federal Farm Credit Bank
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,738
2.20% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	200,000	199,552
Federal Home Loan Bank
2.44% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[2]	250,000	250,489
Total Federal Agency Notes
(Cost $700,439)		700,779

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	$9,000	$8,987
Total U.S. Treasury Bills
(Cost $8,986)		8,987

REPURCHASE AGREEMENTS††,5 - 142.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	3,484,298	3,484,298
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	1,120,434	1,120,434
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	1,008,391	1,008,391
Total Repurchase Agreements
(Cost $5,613,123)		5,613,123

Total Investments - 173.7%
(Cost $6,831,462)		$6,834,787
Other Assets & Liabilities, net - (73.7)%		(2,901,092)
Total Net Assets - 100.0%		$3,933,695

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. 5 Year Treasury Note Futures Contracts	31	Dec 2019	$3,693,844	$10,354

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX. NA. HY. 33 Index	5.00%	Quarterly	12/20/24	$3,700,000	$(247,604)	$(246,048)	$(1,556)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
CDX. NA. HY. 33 Index — Credit Default Swap North American High Yield Series 33 Index
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$511,898	$—	$—	$511,898
Federal Agency Notes	—	700,779	—	700,779
U.S. Treasury Bills	—	8,987	—	8,987
Repurchase Agreements	—	5,613,123	—	5,613,123
Interest Rate Futures Contracts**	10,354	—	—	10,354
Total Assets	$522,252	$6,322,889	$—	$6,845,141

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$1,556	$—	$1,556

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$953,049	$300,000	$(875,000)	$68	$116	$378,233	15,233	$8,548
Guggenheim Ultra Short Duration Fund — Institutional Class	958,824	600,000	(1,425,000)	1,527	(1,686)	133,665	13,420	4,631
	$1,911,873	$900,000	$(2,300,000)	$1,595	$(1,570)	$511,898		$13,179

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $709,425)	$709,766
Investments in affiliated issuers, at value (cost $508,914)	511,898
Repurchase agreements, at value (cost $5,613,123)	5,613,123
Segregated cash with broker	750,775
Receivables:
Interest	3,229
Variation margin on futures contracts	2,145
Dividends	1,077
Total assets	7,592,013

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	246,048
Payable for:
Fund shares redeemed	3,169,280
Swap settlement	207,595
Variation margin on credit default swap agreements	17,318
Protection fees on credit default swap agreements	10,389
Management fees	1,606
Distribution and service fees	768
Transfer agent and administrative fees	544
Portfolio accounting fees	218
Trustees’ fees*	86
Miscellaneous	4,466
Total liabilities	3,658,318
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,933,695

Net assets consist of:
Paid in capital	$14,251,916
Total distributable earnings (loss)	(10,318,221)
Net assets	$3,933,695

A-Class:
Net assets	$282,949
Capital shares outstanding	4,868
Net asset value per share	$58.12
Maximum offering price per share (Net asset value divided by 95.25%)	$61.02

C-Class:
Net assets	$388,089
Capital shares outstanding	7,287
Net asset value per share	$53.26

H-Class:
Net assets	$3,262,657
Capital shares outstanding	54,928
Net asset value per share	$59.40

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$13,179
Interest	39,008
Total investment income	52,187

Expenses:
Management fees	16,771
Distribution and service fees
A-Class	1,505
C-Class	2,944
H-Class	3,350
Transfer agent and administrative fees	5,590
Registration fees	2,498
Portfolio accounting fees	2,236
Trustees’ fees*	644
Custodian fees	324
Miscellaneous	2,283
Total expenses	38,145
Less:
Expenses waived by Adviser	(442)
Net expenses	37,703
Net investment income	14,484

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,595
Swap agreements	(201,150)
Futures contracts	(264,517)
Net realized loss	(464,072)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	614
Investments in affiliated issuers	(1,570)
Swap agreements	26,690
Futures contracts	64,629
Net change in unrealized appreciation (depreciation)	90,363
Net realized and unrealized loss	(373,709)
Net decrease in net assets resulting from operations	$(359,225)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

INVERSE HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,484	$39,322
Net realized loss on investments	(464,072)	(439,576)
Net change in unrealized appreciation (depreciation) on investments	90,363	(31,984)
Net decrease in net assets resulting from operations	(359,225)	(432,238)

Capital share transactions:
Proceeds from sale of shares
A-Class	24,576,534	22,769,190
C-Class	17,643	1,045,645
H-Class	50,197,734	67,200,629
Cost of shares redeemed
A-Class	(24,444,197)	(31,262,861)
C-Class	(342,623)	(1,031,000)
H-Class	(51,407,332)	(70,863,890)
Net decrease from capital share transactions	(1,402,241)	(12,142,287)
Net decrease in net assets	(1,761,466)	(12,574,525)

Net assets:
Beginning of period	5,695,161	18,269,686
End of period	$3,933,695	$5,695,161

Capital share activity:
Shares sold
A-Class	410,506	358,058
C-Class	323	17,880
H-Class	829,167	1,026,778
Shares redeemed
A-Class	(410,303)	(489,454)
C-Class	(6,278)	(17,510)
H-Class	(849,674)	(1,084,207)
Net decrease in shares	(26,259)	(188,455)

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$60.47	$64.28	$65.78	$71.69	$76.94	$85.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.42	(.07)	(.51)	(.80)	(.84)
Net gain (loss) on investments (realized and unrealized)	(2.58)	(4.23)	(1.43)	(5.40)	(4.45)	(7.50)
Total from investment operations	(2.35)	(3.81)	(1.50)	(5.91)	(5.25)	(8.34)
Net asset value, end of period	$58.12	$60.47	$64.28	$65.78	$71.69	$76.94

Total Return[c]	(3.89%)	(5.93%)	(2.28%)	(8.26%)	(6.81%)	(9.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$283	$282	$8,746	$915	$2,642	$372
Ratios to average net assets:
Net investment income (loss)	0.76%	0.66%	(0.12%)	(0.74%)	(1.07%)	(1.02%)
Total expenses[d]	1.60%	1.60%	1.52%	1.52%	1.50%	1.52%
Net expenses[e]	1.59%	1.60%	1.52%	1.52%	1.50%	1.52%
Portfolio turnover rate	96%	—	41%	480%	1,722%	784%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$55.76	$59.73	$61.63	$67.67	$73.24	$81.11
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.01	(.39)	(.85)	(1.16)	(1.20)
Net gain (loss) on investments (realized and unrealized)	(2.53)	(3.98)	(1.51)	(5.19)	(4.41)	(6.67)
Total from investment operations	(2.50)	(3.97)	(1.90)	(6.04)	(5.57)	(7.87)
Net asset value, end of period	$53.26	$55.76	$59.73	$61.63	$67.67	$73.24

Total Return[c]	(4.48%)	(6.65%)	(3.08%)	(8.97%)	(7.59%)	(9.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$388	$738	$769	$1,042	$1,653	$734
Ratios to average net assets:
Net investment income (loss)	0.12%	0.02%	(0.65%)	(1.32%)	(1.60%)	(1.53%)
Total expenses[d]	2.36%	2.36%	2.27%	2.27%	2.25%	2.25%
Net expenses[e]	2.33%	2.35%	2.27%	2.27%	2.25%	2.25%
Portfolio turnover rate	96%	—	41%	480%	1,722%	784%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

INVERSE HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$61.97	$65.89	$67.70	$72.70	$77.91	$85.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.41	(.12)	(.74)	(.64)	(.76)
Net gain (loss) on investments (realized and unrealized)	(2.79)	(4.33)	(1.69)	(4.26)	(4.57)	(6.99)
Total from investment operations	(2.57)	(3.92)	(1.81)	(5.00)	(5.21)	(7.75)
Net asset value, end of period	$59.40	$61.97	$65.89	$67.70	$72.70	$77.91

Total Return	(4.15%)	(5.95%)	(2.67%)	(6.90%)	(6.67%)	(8.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,263	$4,675	$8,755	$14,855	$2,513	$2,124
Ratios to average net assets:
Net investment income (loss)	0.71%	0.63%	(0.18%)	(1.06%)	(0.84%)	(0.93%)
Total expenses[d]	1.61%	1.61%	1.52%	1.52%	1.50%	1.51%
Net expenses[e]	1.59%	1.59%	1.52%	1.52%	1.50%	1.51%
Portfolio turnover rate	96%	—	41%	480%	1,722%	784%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 share split effective November 4, 2016.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN — Federal Agency Discount Note

FAN — Federal Agency Note

Inception Date: June 18, 2012

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
U.S. Government Money Market Fund	0.67%	1.34%	0.40%	0.27%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes.

†	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 49.9%
Federal Home Loan Bank
2.01% (3 Month USD LIBOR - 0.18%, Rate Floor: 0.00%) due 05/08/20[1]	$18,000,000	$17,993,908
2.08% (3 Month USD LIBOR - 0.26%, Rate Floor: 0.00%) due 10/11/19[1]	17,285,000	17,284,401
1.50% due 10/21/19	6,520,000	6,518,019
2.06% (3 Month USD LIBOR - 0.24%, Rate Floor: 0.00%) due 04/13/20[1]	5,990,000	5,986,190
2.20% due 07/29/20	5,000,000	5,000,000
2.12% (3 Month USD LIBOR - 0.20%, Rate Floor: 0.00%) due 01/16/20[1]	3,750,000	3,749,674
2.63% due 05/28/20	2,530,000	2,542,387
1.60% due 10/23/19	1,965,000	1,964,457
2.32% due 04/13/20	1,950,000	1,952,149
1.70% due 05/15/20	1,000,000	998,597
1.25% due 12/13/19	1,000,000	998,523
1.38% due 06/12/20	430,000	428,516
3.38% due 06/12/20	400,000	403,602
Farmer Mac
2.04% (U.S. Prime Rate - 2.96%, Rate Floor: 0.00%) due 12/23/19[1]	28,000,000	28,000,000
1.98% (Fed Funds Effective Rate + 0.15%) due 09/23/20[1]	20,000,000	20,000,000
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 07/01/20[1]	17,300,000	17,300,000
Fannie Mae
1.98% (3 Month USD LIBOR - 0.15%, Rate Floor: 0.00%) due 03/13/20[1]	18,500,000	18,496,913
1.75% due 11/26/19	4,400,000	4,398,149
1.50% due 02/28/20	4,000,000	3,992,833
1.00% due 10/24/19	2,498,000	2,496,324
1.98% (U.S. Secured Overnight Financing Rate + 0.16%, Rate Floor: 0.00%) due 01/30/20[1]	2,431,000	2,431,639
1.89% (U.S. Secured Overnight Financing Rate + 0.07%, Rate Floor: 0.00%) due 10/30/19[1]	375,000	375,000
Federal Farm Credit Bank
2.05% (1 Month USD LIBOR + 0.01%, Rate Floor: 0.00%) due 07/30/20[1]	13,000,000	12,999,843
1.94% (U.S. Prime Rate - 3.07%, Rate Floor: 0.00%) due 12/26/19[1]	6,000,000	5,999,432
2.10% (3 Month USD LIBOR - 0.18%, Rate Floor: 0.00%) due 10/24/19[1]	5,000,000	4,999,911
2.03% (U.S. Prime Rate - 2.97%, Rate Floor: 0.00%) due 01/24/20[1]	2,000,000	1,999,933
2.42% due 01/24/20	1,000,000	1,001,453
2.14% (3 Month USD LIBOR - 0.12%, Rate Floor: 0.00%) due 01/27/20[1]	1,000,000	1,000,033
1.42% due 05/13/20	300,000	299,128
Freddie Mac
1.30% due 11/27/19	4,400,000	4,393,944
2.00% due 04/27/20[2]	2,640,000	2,638,714
1.25% due 10/28/19	1,500,000	1,499,104
1.38% due 05/01/20	1,327,000	1,322,683
Total Federal Agency Notes
(Cost $201,465,459)		201,465,459

FEDERAL AGENCY DISCOUNT NOTES†† - 28.1%
Federal Home Loan Bank
1.99% due 10/30/19[3]	43,750,000	43,678,633
1.94% due 12/04/19[3]	27,000,000	26,905,728
1.88% due 10/25/19[3]	14,900,000	14,879,885
2.03% due 10/30/19[3]	5,600,000	5,590,865
1.98% due 11/13/19[3]	5,000,000	4,988,082
2.02% due 10/30/19[3]	4,100,000	4,093,328
2.03% due 11/13/19[3]	2,290,000	2,284,541
2.02% due 11/15/19[3]	2,000,000	1,994,950
2.00% due 11/01/19[3]	1,900,000	1,896,728
1.89% due 10/30/19[3]	1,600,000	1,597,390
1.99% due 11/08/19[3]	1,500,000	1,496,849
1.93% due 12/02/19[3]	1,050,000	1,046,510
1.93% due 12/10/19[3]	1,000,000	996,247
1.89% due 11/12/19[3]	700,000	698,461
1.99% due 11/06/19[3]	600,000	598,806
1.96% due 11/26/19[3]	600,000	598,152
Total Federal Agency Discount Notes
(Cost $113,345,155)		113,345,155

U.S. TREASURY BILLS†† - 7.9%
U.S. Treasury Bills
2.01% due 01/30/20[3]	17,000,000	16,883,379
1.84% due 03/19/20[3]	15,000,000	14,867,471
Total U.S. Treasury Bills
(Cost $31,750,850)		31,750,850

REPURCHASE AGREEMENTS††,4 - 16.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	40,850,249	40,850,249
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	13,136,078	13,136,078
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	11,822,470	11,822,470
Total Repurchase Agreements
(Cost $65,808,797)		65,808,797

Total Investments - 102.2%
(Cost $412,370,261)		$412,370,261
Other Assets & Liabilities, net - (2.2)%		(8,800,507)
Total Net Assets - 100.0%		$403,569,754

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
U.S. GOVERNMENT MONEY MARKET FUND

††	Value determined based on Level 2 inputs — See Note 4.
[1]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security is a step up bond, with a 2.00% coupon rate until October 27, 2019. Future rate is 3.00% with a reset date of October 28, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$201,465,459	$—	$201,465,459
Federal Agency Discount Notes	—	113,345,155	—	113,345,155
U.S. Treasury Bills	—	31,750,850	—	31,750,850
Repurchase Agreements	—	65,808,797	—	65,808,797
Total Assets	$—	$412,370,261	$—	$412,370,261

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $346,561,464)	$346,561,464
Repurchase agreements, at value (cost $65,808,797)	65,808,797
Receivables:
Fund shares sold	12,785,696
Interest	597,069
Total assets	425,753,026

Liabilities:
Overdraft due to custodian bank	1,257
Payable for:
Fund shares redeemed	21,489,256
Management fees	163,789
Transfer agent and administrative fees	65,516
Portfolio accounting fees	29,363
Trustees’ fees*	8,100
Distributions to shareholders	2,166
Miscellaneous	423,825
Total liabilities	22,183,272
Commitments and contingent liabilities (Note 11)	—
Net assets	$403,569,754

Net assets consist of:
Paid in capital	$403,460,763
Total distributable earnings (loss)	108,991
Net assets	$403,569,754
Capital shares outstanding	403,439,739
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Interest	$5,202,303
Total investment income	5,202,303

Expenses:
Management fees	1,091,014
Transfer agent and administrative fees	436,410
Registration fees	207,856
Portfolio accounting fees	194,777
Trustees’ fees*	56,353
Custodian fees	30,889
Miscellaneous	275,850
Total expenses	2,293,149
Net investment income	2,909,154

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,490
Net realized gain	13,490
Net increase in net assets resulting from operations	$2,922,644

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,909,154	$5,349,868
Net realized gain on investments	13,490	23,456
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	2,922,644	5,373,324

Distributions to shareholders	(2,909,142)	(5,349,868)

Capital share transactions:
Proceeds from sale of shares	3,168,290,887	6,239,411,232
Distributions reinvested	2,889,845	5,296,314
Cost of shares redeemed	(3,180,824,143)	(6,376,058,992)
Net decrease from capital share transactions	(9,643,411)	(131,351,446)
Net decrease in net assets	(9,629,909)	(131,327,990)

Net assets:
Beginning of period	413,199,663	544,527,653
End of period	$403,569,754	$413,199,663

Capital share activity:
Shares sold	3,167,316,884	6,239,411,231
Shares issued from reinvestment of distributions	2,890,079	5,293,026
Shares redeemed	(3,179,850,140)	(6,376,058,978)
Net decrease in shares	(9,643,177)	(131,354,721)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	— [c]	— [c]	— [c]	— [c]
Net gain (loss) on investments (realized and unrealized)	—	—	— [c]	— [c]	— [c]	— [c]
Total from investment operations	.01	.01	— [c]	— [c]	— [c]	— [c]
Less distributions from:
Net investment income	(.01)	(.01)	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net realized gains	—	—	—	(—)[c]	—	(—)[c]
Total distributions	(.01)	(.01)	(—)[c]	(—)[c]	(—)[c]	(—)[c]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	1.10%	0.22%	0.01%	0.00%	0.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$403,570	$413,200	$544,528	$627,514	$643,872	$694,549
Ratios to average net assets:
Net investment income (loss)	1.33%	1.10%	0.22%	0.00%[d]	0.00%[d]	0.00%[d]
Total expenses	1.05%	1.05%	0.96%	0.95%	0.91%	0.92%
Net expenses[e]	1.05%	1.05%	0.94%	0.47%	0.22%	0.08%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Less than $0.01 per share.
[d]	Less than 0.01%.
[e]	Net expense information reflects the expense ratio after expense waivers, as applicable.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2019, the Trust consisted of fifty-two funds.

This report covers the following Funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Nova Fund	Non-diversified
S&P 500® Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Dow Jones Industrial Average® Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Non-diversified
High Yield Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
U.S. Government Money Market Fund	Diversified

At September 30, 2019, Investor Class, A-Class, C-Class, H-Class and Money Market Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The NAV of each Class of a Fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually at 4:00 p.m., for the Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2019, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. lf there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements and credit default swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.90% at September 30, 2019.

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional Amount
Fund	Use	Long		Short
Nova Fund	Index exposure, Leverage, Liquidity	$19,883,056		$—
S&P 500® Fund	Index exposure, Liquidity	3,392,500		—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—		1,618,788
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	18,274,148		—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—		155,355
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	193,820		195,280
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	—	*	—
Russell 2000® Fund	Index exposure, Liquidity	1,562,408		—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—		767,563
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	4,230,788		—
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	69,855,219		—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—		32,525,078
High Yield Strategy Fund	Duration, Index exposure, Liquidity	87,541,828		—
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	—		2,614,734

*	Futures contracts were outstanding for 90 days during the period ended September 30, 2019. The daily average outstanding notional amount of equity futures contracts during the period was $118,790.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty note being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued,

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financing charges and/or interest associated with the swap agreement. A fund utilizing a total return swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$210,548,373	$—
S&P 500® Fund	Index exposure, Liquidity	14,635,285	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	58,636,437
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	187,489,130	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	7,407,786
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	25,591,555	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	1,153,996
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	12,559,192	—
Russell 2000® Fund	Index exposure, Liquidity	23,044,811	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	5,824,587
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	6,318,264	—
High Yield Strategy Fund	Duration, Index exposure, Liquidity	9,065,377	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Protection Purchased	Protection Sold
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$—	$87,150,000
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	2,600,000	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2019:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity/Credit contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
Credit contracts	Variation margin on credit default swap agreements	Variation margin on credit default swap agreements
	Unamortized upfront premiums paid on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2019:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk	Total Value at September 30, 2019
S&P 500® Fund	$—	$8,372	$—	$—	$8,372
Inverse S&P 500® Strategy Fund	—	22,881	—	—	22,881
Inverse NASDAQ-100® Strategy Fund	4,470	25,617	—	—	30,087
Inverse Mid-Cap Strategy Fund	—	2,780	—	—	2,780
Inverse Russell 2000® Strategy Fund	47,624	44,387	—	—	92,011
Dow Jones Industrial Average® Fund	—	1,206	—	—	1,206
Inverse Government Long Bond Strategy Fund	—	—	440,503	—	440,503
High Yield Strategy Fund	—	—	—	59,793	59,793
Inverse High Yield Strategy Fund	—	—	10,354	—	10,354

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk	Total Value at September 30, 2019
Nova Fund	$3,398	$70,805	$—	$—	$74,203
S&P 500® Fund	4,952	10,771	—	—	15,723
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	15,388	710,422	—	—	725,810
Mid-Cap 1.5x Strategy Fund	2,534	44,527	—	—	47,061
Russell 2000® 1.5x Strategy Fund	—	117,861	—	—	117,861
Russell 2000® Fund	25,192	228,210	—	—	253,402
Dow Jones Industrial Average® Fund	11,105	4,430	—	—	15,535
Government Long Bond 1.2x Strategy Fund	—	—	351,574	—	351,574
High Yield Strategy Fund	—	_	346,084	16,071	362,155
Inverse High Yield Strategy Fund	—	—	—	1,556	1,556

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2019:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$4,766,587	$(358,178)	$—	$—	$4,408,409
S&P 500® Fund	(258,680)	1,462,372	—	—	1,203,692
Inverse S&P 500® Strategy Fund	(177,263)	(4,148,911)	—	—	(4,326,174)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	661,128	(2,426,169)	—	—	(1,765,041)
Inverse NASDAQ-100® Strategy Fund	(28,897)	(1,331,179)	—	—	(1,360,076)
Mid-Cap 1.5x Strategy Fund	(101,923)	626,774	—	—	524,851
Inverse Mid-Cap Strategy Fund	—	(37,422)	—	—	(37,422)
Russell 2000® 1.5x Strategy Fund	(5,481)	354,602	—	—	349,121
Russell 2000® Fund	(71,792)	(167,676)	—	—	(239,468)
Inverse Russell 2000® Strategy Fund	(144,329)	(605,914)	—	—	(750,243)
Dow Jones Industrial Average® Fund	140,544	600,615	—	—	741,159
Government Long Bond 1.2x Strategy Fund	—	—	11,388,198	—	11,388,198
Inverse Government Long Bond Strategy Fund	—	—	(5,530,662)	—	(5,530,662)
High Yield Strategy Fund	—	—	2,722,520	1,601,523	4,324,043
Inverse High Yield Strategy Fund	—	—	(264,517)	(201,150)	(465,667)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Nova Fund	$(2,983,080)	$(1,402,294)	$—	$—	$(4,385,374)
S&P 500® Fund	(5,073)	(191,519)	—	—	(196,592)
Inverse S&P 500® Strategy Fund	17,143	611,639	—	—	628,782
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	(850,352)	(1,914,399)	—	—	(2,764,751)
Inverse NASDAQ-100® Strategy Fund	18,387	96,974	—	—	115,361
Mid-Cap 1.5x Strategy Fund	(38,657)	(355,904)	—	—	(394,561)
Inverse Mid-Cap Strategy Fund	—	12,824	—	—	12,824
Russell 2000® 1.5x Strategy Fund	—	(227,959)	—	—	(227,959)
Russell 2000® Fund	(27,189)	(385,141)	—	—	(412,330)
Inverse Russell 2000® Strategy Fund	61,081	155,476	—	—	216,557
Dow Jones Industrial Average® Fund	(10,807)	(136,211)	—	—	(147,018)
Government Long Bond 1.2x Strategy Fund	—	—	(2,806,772)	—	(2,806,772)
Inverse Government Long Bond Strategy Fund	—	—	951,495	—	951,495
High Yield Strategy Fund	—		(1,235,447)	(657,160)	(1,892,607)
Inverse High Yield Strategy Fund	—	—	64,629	26,690	91,319

In conjunction with short sales and and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® Fund	Swap equity contracts	$8,372	$—	$8,372	$—	$—	$8,372
Inverse S&P 500® Strategy Fund	Swap equity contracts	22,881	—	22,881	—	—	22,881
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	25,617	—	25,617	—	—	25,617
Inverse Mid-Cap Strategy Fund	Swap equity contracts	2,780	—	2,780	—	—	2,780
Inverse Russell 2000® Strategy Fund	Swap equity contracts	44,387	—	44,387	—	—	44,387
Dow Jones Industrial Average® Fund	Swap equity contracts	1,206	—	1,206	—	—	1,206

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$70,805	$—	$70,805	$(56,224)	$(14,581)	$—
S&P 500® Fund	Swap equity contracts	10,771	—	10,771	(182)	(690)	(9,899)
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Swap equity contracts	710,422	—	710,422	(696,371)	(2,438)	11,613
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	44,527	—	44,527	(38,057)	(6,470)	—
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	117,861	—	117,861	(5,987)	(51,454)	60,420
Russell 2000® Fund	Swap equity contracts	228,210	—	228,210	(170,752)	(53,520)	3,938
Dow Jones Industrial Average® Fund	Swap equity contracts	4,430	—	4,430	(4,430)	—	—
High Yield Strategy Fund	Swap credit contracts	7,607	—	7,607	(7,607)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2019.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Nova Fund	Barclays Bank plc	Total return swap agreements	$52,554	$—
S&P 500® Fund	Barclays Bank plc	Total return swap agreements	3,145	—
	Goldman Sachs Group	Futures contracts	11,992	—
S&P 500® Fund Total			15,137	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	2,438	—
	Goldman Sachs Group	Futures contracts	398,644	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund Total			401,082	—
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	920	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	42,408	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	64,220	—
Russell 2000® Fund	Barclays Bank plc	Total return swap agreements	53,520	—
	Goldman Sachs Group	Futures contracts	243,026	—
Russell 2000® Fund Total			296,546	—
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	1,399	—
Dow Jones Industrial Average® Fund	Barclays Bank plc	Total return swap agreements	1,942	—
	Goldman Sachs Group	Futures contracts	126,291	—
Dow Jones Industrial Average® Fund Total			128,233	—
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	—	79,349
	Goldman Sachs Group	Credit default swap agreements	—	638,641
	Goldman Sachs Group	Futures contracts	45,500	—
High Yield Strategy Fund Total			45,500	717,990
Inverse High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	714,917	—
	Goldman Sachs Group	Futures contracts	35,858	—
Inverse High Yield Strategy Fund Total			750,775	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
S&P 500® Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® Fund	0.75%
Inverse Russell 2000® Strategy Fund	0.90%
Dow Jones Industrial Average® Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Inverse High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

When the aggregate assets of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million — $1 billion	0.025%
> $1 billion — $2 billion	0.05%
> $2 billion	0.075%

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GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act.GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2019, GFD retained sales charges of $42,539 relating to sales of A-Class shares of the Trust.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2019, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Nova Fund	$13,401
Inverse S&P 500® Strategy Fund	6,509
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	8,509
Inverse NASDAQ-100® Strategy Fund	2,345
Mid-Cap 1.5x Strategy Fund	5,084
Inverse Mid-Cap Strategy Fund	384
Russell 2000® 1.5x Strategy Fund	2,807
Inverse Russell 2000® Strategy Fund	1,355
Dow Jones Industrial Average® Fund	4,289
Government Long Bond 1.2x Strategy Fund	13,044
Inverse Government Long Bond Strategy Fund	7,774
High Yield Strategy Fund	8,177
Inverse High Yield Strategy Fund	442

GI has contractually agreed through August 1, 2021 to reduce fees and/or reimburse expenses for the Monthly Rebalance NASDAQ-100® 2x Strategy Fund to the extent necessary to keep net operating expenses for A-Class, C-Class and H-Class shares (including Rule 12b-1 fees if any) (excluding brokerage, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) from exceeding 1.35%, 2.10% and 1.35% of the Fund’s A-Class, C-Class and H-Class shares average daily net assets, respectively. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes Excluded Expenses and, thus, from time to time may be higher than 1.35%, 2.10% and 1.35%, respectively. This agreement may be terminated only with the approval of the Fund’s Board.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.35%			1.75%
Due 10/01/19	$194,737,402	$194,750,114	06/30/22	$196,919,400	$198,632,205

Bank of America Merrill Lynch			U.S. TIP Note
2.28%			1.25%
Due 10/01/19	62,621,053	62,625,019	07/15/20	63,404,852	63,873,490

Barclays Capital			U.S. Treasury Bond
2.00%			3.38%
Due 10/01/19	56,358,948	56,362,079	05/15/44	45,816,100	57,486,205

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
Nova Fund	$179,738	$(179,738)	$—	$182,654		$—	$182,654
S&P 500® Fund	171,392	(171,392)	—	174,214		—	174,214
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	437,661	(437,661)	—	448,799		—	448,799
Mid-Cap 1.5x Strategy Fund	6,076	(6,076)	—	6,079		—	6,079
Russell 2000® Fund	—	—	—	17,293	*	—	17,293

*

The Fund sold all loaned positions as of period end. The return of collateral typically takes place one business day following the return of the securities loaned, hence the cash collateral received was still held at September 30, 2019.

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nova Fund	$334,855,984	$—	$(22,458,364)	$(22,458,364)
S&P 500® Fund	118,556,248	27,084,403	(657,530)	26,426,873
Inverse S&P 500® Strategy Fund	69,824,226	73,244	(33,446)	39,798
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	173,172,269	—	(11,576,824)	(11,576,824)
Inverse NASDAQ-100® Strategy Fund	7,839,990	38,542	(3,085)	35,457
Mid-Cap 1.5x Strategy Fund	15,672,957	90,607	(126,413)	(35,806)
Inverse Mid-Cap Strategy Fund	861,739	2,897	—	2,897
Russell 2000® 1.5x Strategy Fund	8,190,847	866	(138,438)	(137,572)
Russell 2000® Fund	35,761,619	11,799	(268,269)	(256,470)
Inverse Russell 2000® Strategy Fund	6,725,152	95,579	(1,719)	93,860
Dow Jones Industrial Average® Fund	37,196,526	2,247,225	(134,247)	2,112,978
Government Long Bond 1.2x Strategy Fund	135,577,505	—	(5,631,868)	(5,631,868)
Inverse Government Long Bond Strategy Fund	49,657,786	1,075,206	(16,061)	1,059,145
High Yield Strategy Fund	85,971,527	133,676	(386,633)	(252,957)
Inverse High Yield Strategy Fund	6,831,756	13,864	(2,035)	11,829
U.S. Government Money Market Fund	412,370,261	—	—	—

Note 9 – Securities Transactions

For the period ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$971,576,154	$978,523,562
S&P 500® Fund	119,635,704	122,256,711
Inverse S&P 500® Strategy Fund	5,284,181	4,500,000
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	517,664,472	486,781,279
Inverse NASDAQ-100® Strategy Fund	629,307	2,150,000
Mid-Cap 1.5x Strategy Fund	567,469	74,749
Russell 2000® 1.5x Strategy Fund	538	1,601,827
Russell 2000® Fund	3,321,683	31,755,347
Inverse Russell 2000® Strategy Fund	359,604	800,000
Dow Jones Industrial Average® Fund	38,070,862	58,720,018
Government Long Bond 1.2x Strategy Fund	6,300,000	1,860,000
High Yield Strategy Fund	2,002,260	800,001
Inverse High Yield Strategy Fund	900,000	2,300,000

For the period ended September 30, 2019, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$911,672,703	$957,955,016
Inverse Government Long Bond Strategy Fund	257,638,906	250,975,891

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2019, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$119,070,047	$148,970,941	$(1,448,822)
S&P 500® Fund	86,989,080	56,151,808	3,777,728
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	67,283,841	27,795,254	(579,806)
Mid-Cap 1.5x Strategy Fund	496,644	—	—
Russell 2000® 1.5x Strategy Fund	—	645,308	169,995
Russell 2000® Fund	1,350,975	8,623,380	(131,964)
Dow Jones Industrial Average® Fund	5,900,402	9,803,327	365,913

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 8, 2020. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 3.41% for the period ended September 30, 2019. The Funds did not have any borrowings outstanding under this agreement at September 30, 2019.

The average daily balances borrowed for the period ended September 30, 2019, were as follows:

Fund	Average Daily Balance
Nova Fund	$65,770
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	4,459
Inverse NASDAQ-100® Strategy Fund	3,115
Government Long Bond 1.2x Strategy Fund	3,082
Inverse Government Long Bond Strategy Fund	142
High Yield Strategy Fund	2,891

Note 11 – Legal Proceedings

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Special Meeting of Shareholders — Voting Results

A joint special meeting of shareholders of the Trust was held on October 24, 2019 to elect the following ten nominees to the Board of Trustees of the Trust: Randall C. Barnes, Angela Brock-Kyle, Donald A. Chubb, Jr., Jerry B. Farley, Roman Friedrich III, Thomas F. Lydon, Jr., Ronald A. Nyberg, Sandra G. Sponem, Ronald E. Toupin, Jr. and Amy J. Lee. At the meeting, the following votes were recorded:

Nominee	Shares For	Shares Withheld
Randall C. Barnes	182,013,322	3,038,253
Angela Brock-Kyle	182,013,119	3,038,456
Donald A. Chubb, Jr.	182,008,520	3,043,055
Jerry B. Farley	181,911,245	3,140,330
Roman Friedrich III	181,912,825	3,138,750
Thomas F. Lydon, Jr.	181,907,886	3,143,689
Ronald A. Nyberg	181,907,937	3,143,638
Sandra G. Sponem	181,907,670	3,143,905
Ronald E. Toupin, Jr.	181,906,696	3,144,879
Amy J. Lee	182,013,277	3,038,298

Corey A. Colehour and J. Kenneth Dalton resigned from the Board of Trustees of the Trust effective as of the conclusion of the quarterly meeting of the Board of Trustees of the Trust held on November 11, 2019.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-PORT and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), each of whom is not an “interested person,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), attended an in-person meeting held on May 20, 2019 (the “May Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the Advisory Agreement dated March 1, 2012, as amended, between the Trust and Security Investors, LLC (the “Advisor”), pursuant to which the Advisor serves as investment adviser to each series of the Trust (each, a “Fund” and collectively, the “Funds”)(the “Advisory Agreement”). Consistent with its practice, the Board considered information pertaining to the renewal of the Advisory Agreement at an in-person meeting held

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OTHER INFORMATION (Unaudited)(continued)

on April 24, 2019 (the “April Meeting” and, together with the May Meeting, the “Meetings”). After careful consideration, the Board unanimously approved, at the May Meeting, the continuance of the Advisory Agreement for an additional one-year term based on the Board’s review of qualitative and quantitative information provided by the Advisor. In the course of its consideration, the Board deemed the materials provided by the Advisor at, and prior to, the Meetings to be instrumental in the Trustees’ deliberations and their process in considering the continuation of the Advisory Agreement. The Board also considered the review it conducted at each Meeting, as augmented by additional teleconference meetings prior to each Meeting, to be integral to its consideration of the continuation of the Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as they deemed reasonably necessary to evaluate the Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the continuation of the Advisory Agreement, and participated in discussions with representatives of the Advisor during which the representatives answered the Independent Trustees’ questions and agreed to provide certain additional information for their consideration. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). In addition, at the April Meeting, the Board met with representatives of FUSE Research Network (“FUSE”), the independent third-party service provider engaged to prepare the FUSE reports, to review FUSE’s process and methodology for preparing the FUSE reports presented to the Board for its consideration, including in particular, the process for the selection of peer funds. The Independent Trustees carefully evaluated all of the information provided, met in executive session outside the presence of Fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts; (d) each Fund’s overall fees and operating expenses compared with those of similar funds, and the existence of or potential for the realization of economies of scale; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources and relationships with third-party service providers, necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to each Fund; and (c) agreed to approve the continuation of the Advisory Agreement for an additional one-year term based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), enterprise and Fund risk management infrastructure and processes, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity program. The Board reviewed the scope of services provided by the Advisor under the Advisory Agreement and noted that there would be no significant differences between the scope of services provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the continuation of the Advisory Agreement would ensure shareholders of the Funds continue to receive high quality services at a cost that is appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. Part of the Board’s review focused on the information presented in the FUSE reports, which provided comparisons of the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of

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OTHER INFORMATION (Unaudited)(concluded)

funds selected by FUSE. In the FUSE reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s opinion that it found the peer groups compiled by FUSE to be appropriate, but acknowledged the existence of certain key features of the Funds that differentiate them from their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and, in certain cases, the Fund’s tradability feature) that should be taken into consideration. With respect to tradability, in particular, the Board considered that non-tradable peer funds incur lower expense ratios than the tradable Funds because the non-tradable peer funds necessarily experience less shareholder activity and lower transaction volumes than the tradable Funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also considered recent fee trends produced, at least in part, by industry-wide pressure on fees, as well as the Trust’s niche registered investment adviser clientele. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the Advisory Agreement for the last calendar year, noting the asset-based breakpoints implemented by the Advisor in June 2018 for the advisory fee rates for each series of the Trust (with the exception of the Trust’s Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (the “Alternative Funds”). In its review, the Board considered the direct revenue and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis, which the Advisor confirmed was unchanged from the previous year. In its evaluation, the Board also considered the effect of the sale of Guggenheim’s ETF business in April 2018 on the Advisor’s and its affiliates’ profitability for the past year. The Board also considered the challenges currently affecting the sale of mutual funds, including the continued fall-out from the Department of Labor’s failed Fiduciary Rule, and alternative investment funds. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the asset-based breakpoints in the fee schedule to the Advisory Agreement, effective June 1, 2018, and discussed certain of the Funds’ potential to benefit from the future realization of economies of scale. The Board noted the absence of breakpoints for the Trust’s Alternative Funds and the factors differentiating the Alternative Funds from the Trust’s other Funds. The Board agreed it would continue to monitor the performance of the Alternative Funds to determine whether breakpoints are warranted. The Board reviewed the terms of the breakpoints for the other Funds and noted that many of the Funds had not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board also noted that it intends to monitor the asset levels and thresholds at which the breakpoints are set to determine if they continue to be appropriate in the future.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be derived by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under separate distribution agreements, Distribution Plans and Distribution and Shareholder Services Plans pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements, as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement were reasonable, and that approval of the continuation of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee (November 2019-present).	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Trustee, Purpose Investments Funds (2013-Present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Angela Brock-Kyle (1959)	Trustee and Member of the Audit Committee (2016-present); and Member of the Governance and Nominating Committee (2017-present).	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	157	None.
Donald A. Chubb, Jr. (1946)	Trustee (November 2019-present).	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	157	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee (November 2019-present).	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust (2000-Present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee (November 2019-present).	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	157	Former: Zincore Metals, Inc. (2009-January 2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee (2005-present); and Chairman and Member of the Governance and Nominating Committee (2017-present).	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	157	Current: US Global Investors (GROW) (1995-present); and Harvest Volatility Edge Trust (3) (2017-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee (November 2019-present).	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Member of the Audit Committee (2016-present); Member of the Governance and Nominating Committee (2017-present); Chairwoman (January 2019-present); and Chairwoman of Audit Committee (November 2019-present)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	157	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee (November 2019-present).

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

			157

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer (November 2019-present).	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- 2018); President, certain other funds in the Fund Complex (2017-November 2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer (November 2019-present)

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Michael P. Megaris (1984)	Assistant Secretary (2018-present)	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer (2017-present)

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Director, Guggenheim Investments (2013-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 181

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

William Rehder (1967)	Assistant Vice President (2018-present)	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (2017-present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
*****	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.

182 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

184 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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9.30.2019

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy Fund
Japan 2x Strategy Fund
Specialty Funds
Strengthening Dollar 2x Strategy Fund
Weakening Dollar 2x Strategy Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	RBENF2-SEMI-0919x0320

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
S&P 500® PURE GROWTH FUND	10
S&P 500® PURE VALUE FUND	18
S&P MIDCAP 400® PURE GROWTH FUND	25
S&P MIDCAP 400® PURE VALUE FUND	32
S&P SMALLCAP 600® PURE GROWTH FUND	39
S&P SMALLCAP 600® PURE VALUE FUND	47
EUROPE 1.25x STRATEGY FUND	55
JAPAN 2x STRATEGY FUND	65
STRENGTHENING DOLLAR 2x STRATEGY FUND	73
WEAKENING DOLLAR 2x STRATEGY FUND	81
NOTES TO FINANCIAL STATEMENTS	89
OTHER INFORMATION	103
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	106
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	111

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2019

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the six-month period ended September 30, 2019.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2019

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options, and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a Fund from correlating with the monthly, quarterly, annual, or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus.

Pure Style Funds may not be suitable for all investors. ● The Funds are subject to the risk that large, medium and small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole ● Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company. ● The Funds are subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Funds’ inability to buy or sell securities or other financial instruments on that day. In certain circumstances, it may be difficult for the Funds to purchase and sell particular investments within a reasonable time at a fair price. ● Unlike many investment companies, the Funds are not actively “managed.” This means that based on market and economic conditions, the Funds’ performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities. ● The Funds are subject to active trading and tracking error risks, which may increase volatility, impact the Funds’ ability to achieve their investment objective and may decrease the Funds’ performance. ● These Funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● Securities are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested. ● Please read the prospectus for more detailed information regarding these and other risks.

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a Fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus

The Weakening Dollar 2x Strategy Fund is subject to a number of risks and may not be suitable for all investors. ● The Fund’s use of derivatives such as futures and swap agreements may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ● The Fund’s indirect exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. These risks may cause the Fund to experience higher losses and/or volatility than a fund that does not invest in derivatives, use leverage or have exposure to foreign currencies. ● Also, the Fund is subject to active trading and tracking error risks that may increase volatility, decrease performance and impact the Fund’s ability to achieve its investment objective. This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. ● For more on these and other risks, please read the prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2019

Economic data has been mixed over the past few months. On the positive side, we saw a pickup in the housing market as measured by housing starts and home sales, which could be a delayed response to lower mortgage rates. Industrial production had the strongest month-over-month gain in a year, partially boosted by an increase in oil production in Hurricane Barry’s wake. The unemployment rate fell to a 50-year low of 3.5% in September 2019, despite a continued moderation in payroll gains.

On the negative side, the Institute for Supply Management (“ISM”) Manufacturing Index plunged to the weakest reading since June 2009. The ISM Non-Manufacturing Index also came in well below expectations, the lowest since August 2016. Within both the manufacturing and non-manufacturing ISM indexes, analysts look at the employment component of the survey for an early read on other labor market indicators. Here we find more cause for concern: The non-manufacturing survey’s employment component is now barely above 50 while the manufacturing employment sub-index stands at 46.3, well into contraction territory. Combined, the outlook for output and hiring has dimmed, signaling trouble ahead for consumers.

Retail sales have been steady, but Commerce Department data showed that total consumer spending on goods and services increased only 0.1% month-over-month in August 2019, the smallest gain in six months. It is hard to identify the primary reason why consumers may already be turning more conservative on spending. Income growth looks steady, the equity market is higher year-to-date, and rates are lower, all of which should be boosting consumer confidence. Sentiment surveys, however, show that fewer consumers believe now is a good time to buy homes, vehicles, and household durables, and headline consumer confidence measures have ticked down. We believe trade policy and political concerns are weighing on sentiment, and these headwinds are set to ramp up further. Additional U.S. tariffs on China are due to take effect on December 15, 2019 and the U.S. House of Representatives is pressing forward with its impeachment inquiry into President Trump.

Guggenheim’s dashboard of U.S. recession indicators continues to point to a recession beginning as early as the first half of 2020, and we think the economic data is corroborating this view. Two of the more notable indicators pointing to high recession risk are the three-month/10-year U.S. Treasury yield curve, which has been inverted for 16 consecutive weeks through period end, and the Leading Economic Indicators Index which has slowed from a year-over-year growth rate of 6.6% in September 2018 to 1.1% as of August 2019. The indicators Guggenheim tracks as part of our recession probability model indicate a nearly 50% chance that a recession will come before mid-2020, and a 70% chance that it will arrive by mid 2021.

Over the period, the U.S. Treasury curve continued its overall flattening trend, as the difference between the two-year U.S. Treasury and 10-year U.S. Treasury narrowed to 5 basis points. Equity markets remained volatile, buoyed by a 25 basis point cut in July and September 2019 by the U.S. Federal Reserve (the “Fed”) and relatively strong U.S. economic data, but weighed down by trade war uncertainty and fears of a global slowdown.

With downside risks growing, markets have become more sensitive to the Fed’s communications about the future stance of monetary policy. Despite the two rate cuts, Fed policymakers are deeply divided. It is still unclear whether the Fed will deliver the aggressive and preemptive policy action that would prolong the current expansion.

As it relates to risk-taking, we are not confident that the Fed would succeed in easing credit conditions if conditions were to tighten materially. The Fed may act too late, or its actions may have little impact given that low rates this year have largely failed to stimulate growth. With credit spreads still relatively tight on a historical basis, we believe it is prudent to remain up in quality as we await better opportunities to deploy capital in riskier credit sectors in the coming downturn.

For the six-month period ended September 30, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned 6.08%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.93%. The return of the MSCI Emerging Markets Index* was -3.40%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.42% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.87%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.20% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2019

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

Nikkei-225 Stock Average Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies on the Tokyo Stock Exchange.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500® Pure Growth Index is narrow in focus, containing only those S&P 500 Index companies with strong growth characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation, and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P 500® Pure Value Index is narrow in focus, containing only those S&P 500 Index companies with strong value characteristics as selected by S&P. The S&P 500 Index is a capitalization-weighted index covering 500 industrial, utility, transportation, and financial companies of the U.S. markets (mostly NYSE Euronext issues).

S&P MidCap 400® Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong growth characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P MidCap 400® Pure Value Index is narrow in focus, containing only those S&P MidCap 400 Index companies with strong value characteristics as selected by S&P. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong growth characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

S&P SmallCap 600® Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 Index companies with strong value characteristics as selected by S&P. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market.

STOXX® Europe 50 Index provides a blue-chip representation of super-sector leaders in Europe. The index covers 50 stocks from developed European countries such as Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

USD or U.S. Dollar Index® (USDX) is an index that determines the relative value of the United States dollar to a basket of foreign currencies. This formulated “basket” of currencies comprises the weighting of six other currencies as follows: euro (EUR), 57.6% + Japanese yen (JPY), 13.6% + pound sterling (GBP), 11.9% + Canadian dollar (CAD), 9.1% + Swedish krona (SEK), 4.2% + Swiss franc (CHF) 3.6%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2019 and ending September 30, 2019.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund
A-Class	1.62%	2.08%	$ 1,000.00	$ 1,020.80	$ 8.21
C-Class	2.37%	1.70%	1,000.00	1,017.00	11.98
H-Class	1.62%	2.08%	1,000.00	1,020.80	8.21
S&P 500® Pure Value Fund
A-Class	1.62%	3.51%	1,000.00	1,035.10	8.26
C-Class	2.37%	3.11%	1,000.00	1,031.10	12.07
H-Class	1.62%	3.51%	1,000.00	1,035.10	8.26
S&P MidCap 400® Pure Growth Fund
A-Class	1.62%	(6.63%)	1,000.00	933.70	7.85
C-Class	2.37%	(6.98%)	1,000.00	930.20	11.47
H-Class	1.62%	(6.62%)	1,000.00	933.80	7.85
S&P MidCap 400® Pure Value Fund
A-Class	1.62%	(3.49%)	1,000.00	965.10	7.98
C-Class	2.37%	(3.84%)	1,000.00	961.60	11.65
H-Class	1.62%	(3.47%)	1,000.00	965.30	7.98
S&P SmallCap 600® Pure Growth Fund
A-Class	1.62%	(6.12%)	1,000.00	938.80	7.87
C-Class	2.37%	(6.48%)	1,000.00	935.20	11.50
H-Class	1.61%	(6.12%)	1,000.00	938.80	7.83
S&P SmallCap 600® Pure Value Fund
A-Class	1.62%	(2.75%)	1,000.00	972.50	8.01
C-Class	2.37%	(3.12%)	1,000.00	968.80	11.70
H-Class	1.62%	(2.75%)	1,000.00	972.50	8.01
Europe 1.25x Strategy Fund
A-Class	1.74%	3.15%	1,000.00	1,031.50	8.86
C-Class	2.49%	2.73%	1,000.00	1,027.30	12.65
H-Class	1.77%	3.12%	1,000.00	1,031.20	9.01
Japan 2x Strategy Fund
A-Class	1.55%	9.12%	1,000.00	1,091.20	8.13
C-Class	2.30%	8.71%	1,000.00	1,087.10	12.03
H-Class	1.56%	9.10%	1,000.00	1,091.00	8.18
Strengthening Dollar 2x Strategy Fund
A-Class	2.01%	6.71%	1,000.00	1,067.10	10.42
C-Class	2.75%	6.33%	1,000.00	1,063.30	14.22
H-Class	2.01%	6.74%	1,000.00	1,067.40	10.42
Weakening Dollar 2x Strategy Fund
A-Class	2.03%	(6.35%)	1,000.00	936.50	9.85
C-Class	2.78%	(6.73%)	1,000.00	932.70	13.47
H-Class	2.03%	(6.36%)	1,000.00	936.40	9.85

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund
A-Class	1.62%	5.00%	$ 1,000.00	$ 1,016.95	$ 8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
S&P 500® Pure Value Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
S&P MidCap 400® Pure Growth Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
S&P MidCap 400® Pure Value Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
S&P SmallCap 600® Pure Growth Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
S&P SmallCap 600® Pure Value Fund
A-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
C-Class	2.37%	5.00%	1,000.00	1,013.19	11.96
H-Class	1.62%	5.00%	1,000.00	1,016.95	8.19
Europe 1.25x Strategy Fund
A-Class	1.74%	5.00%	1,000.00	1,016.34	8.80
C-Class	2.49%	5.00%	1,000.00	1,012.58	12.56
H-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Japan 2x Strategy Fund
A-Class	1.55%	5.00%	1,000.00	1,017.30	7.84
C-Class	2.30%	5.00%	1,000.00	1,013.54	11.61
H-Class	1.56%	5.00%	1,000.00	1,017.25	7. 89
Strengthening Dollar 2x Strategy Fund
A-Class	2.01%	5.00%	1,000.00	1,014.99	10.15
C-Class	2.75%	5.00%	1,000.00	1,011.28	13.87
H-Class	2.01%	5.00%	1,000.00	1,014.99	10.15
Weakening Dollar 2x Strategy Fund
A-Class	2.03%	5.00%	1,000.00	1,014.89	10.25
C-Class	2.78%	5.00%	1,000.00	1,011.13	14.02
H-Class	2.03%	5.00%	1,000.00	1,014.89	10.25

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2019 to September 30, 2019.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Keysight Technologies, Inc.	2.6%
Thermo Fisher Scientific, Inc.	1.8%
CSX Corp.	1.8%
salesforce.com, Inc.	1.7%
Autodesk, Inc.	1.6%
Ulta Beauty, Inc.	1.6%
Devon Energy Corp.	1.6%
Waste Management, Inc.	1.5%
Vertex Pharmaceuticals, Inc.	1.5%
TransDigm Group, Inc.	1.5%
Top Ten Total	17.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	2.08%	(1.87%)	8.18%	13.36%
A-Class Shares with sales charge‡	(2.76%)	(6.53%)	7.13%	12.81%
C-Class Shares	1.70%	(2.60%)	7.37%	12.51%
C-Class Shares with CDSC§	0.70%	(3.51%)	7.37%	12.51%
H-Class Shares	2.08%	(1.88%)	8.18%	13.36%
S&P 500 Pure Growth Index	2.92%	(0.34%)	9.97%	15.34%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 100.1%

Consumer, Non-cyclical - 28.8%
Thermo Fisher Scientific, Inc.	4,761	$1,386,736
Vertex Pharmaceuticals, Inc.*	6,627	1,122,747
Cintas Corp.	3,846	1,031,113
Church & Dwight Company, Inc.	13,287	999,714
Edwards Lifesciences Corp.*	4,265	937,916
Kellogg Co.	14,160	911,196
Constellation Brands, Inc. — Class A	4,034	836,167
DaVita, Inc.*	14,412	822,493
WellCare Health Plans, Inc.*	3,040	787,877
IHS Markit Ltd.*	11,758	786,375
Hormel Foods Corp.	17,427	762,082
McCormick & Company, Inc.	4,823	753,835
Boston Scientific Corp.*	17,979	731,566
Zimmer Biomet Holdings, Inc.	5,183	711,470
Monster Beverage Corp.*	11,811	685,747
Abbott Laboratories	8,056	674,046
Global Payments, Inc.	4,212	669,708
Gartner, Inc.*	4,648	664,617
Eli Lilly & Co.	5,828	651,745
PayPal Holdings, Inc.*	6,179	640,083
Intuitive Surgical, Inc.*	1,157	624,699
Lamb Weston Holdings, Inc.	8,483	616,884
Humana, Inc.	2,118	541,509
Medtronic plc	4,364	474,018
HCA Healthcare, Inc.	3,816	459,522
S&P Global, Inc.	1,835	449,538
Merck & Company, Inc.	5,245	441,524
Automatic Data Processing, Inc.	2,597	419,208
Pfizer, Inc.	11,301	406,045
Clorox Co.	2,536	385,142
Illumina, Inc.*	1,051	319,735
Total Consumer, Non-cyclical		21,705,057

Technology - 15.5%
salesforce.com, Inc.*	8,442	1,253,130
Autodesk, Inc.*	8,419	1,243,486
Advanced Micro Devices, Inc.*	35,591	1,031,783
Take-Two Interactive Software, Inc.*	7,806	978,404
Intuit, Inc.	3,387	900,739
ANSYS, Inc.*	3,520	779,187
Adobe, Inc.*	2,450	676,813
Fortinet, Inc.*	8,688	666,891
Fidelity National Information Services, Inc.	4,911	651,984
Akamai Technologies, Inc.*	6,991	638,838
Cerner Corp.	8,987	612,644
Leidos Holdings, Inc.	6,490	557,361
Xilinx, Inc.	5,574	534,547
Broadcom, Inc.	1,720	474,840
Broadridge Financial Solutions, Inc.	3,633	452,054
NetApp, Inc.	5,183	272,160
Total Technology		11,724,861

Industrial - 12.2%
Keysight Technologies, Inc.*	19,887	1,934,011
CSX Corp.	19,348	1,340,236
Waste Management, Inc.	9,890	1,137,350
TransDigm Group, Inc.	2,114	1,100,696
Ingersoll-Rand plc	5,293	652,151
Union Pacific Corp.	3,067	496,792
Xylem, Inc.	6,106	486,160
Expeditors International of Washington, Inc.	6,496	482,588
Roper Technologies, Inc.	1,155	411,873
AMETEK, Inc.	4,382	402,355
Boeing Co.	1,050	399,494
IDEX Corp.	2,270	372,007
Total Industrial		9,215,713

Consumer, Cyclical - 12.1%
Ulta Beauty, Inc.*	4,957	1,242,472
O’Reilly Automotive, Inc.*	2,561	1,020,584
WW Grainger, Inc.	3,267	970,789
Dollar General Corp.	5,252	834,753
Chipotle Mexican Grill, Inc. — Class A*	895	752,221
Yum! Brands, Inc.	6,540	741,832
Tractor Supply Co.	7,493	677,667
VF Corp.	7,268	646,779
TJX Companies, Inc.	11,236	626,295
Fastenal Co.	18,284	597,338
Hilton Worldwide Holdings, Inc.	5,797	539,759
AutoZone, Inc.*	417	452,286
Total Consumer, Cyclical		9,102,775

Financial - 9.0%
Intercontinental Exchange, Inc.	10,722	989,319
Welltower, Inc. REIT	10,702	970,136
SVB Financial Group*	4,437	927,111
U.S. Bancorp	13,077	723,681
Cboe Global Markets, Inc.	5,688	653,608
Apartment Investment & Management Co. — Class A REIT	11,961	623,647
Mastercard, Inc. — Class A	2,267	615,649
First Republic Bank	5,151	498,102
HCP, Inc. REIT	12,921	460,375
Alliance Data Systems Corp.	2,864	366,965
Total Financial		6,828,593

Communications - 8.7%
Netflix, Inc.*	4,068	1,088,678
Motorola Solutions, Inc.	5,978	1,018,711
Verizon Communications, Inc.	12,093	729,933
Twitter, Inc.*	17,210	709,052
Cisco Systems, Inc.	12,177	601,666
Facebook, Inc. — Class A*	3,163	563,267
Amazon.com, Inc.*	270	468,696
VeriSign, Inc.*	2,455	463,086
Alphabet, Inc. — Class C*	371	452,249

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P 500® PURE GROWTH FUND

	Shares	Value
Alphabet, Inc. — Class A*	363	$443,274
Total Communications		6,538,612

Energy - 7.6%
Devon Energy Corp.	50,960	1,226,097
ConocoPhillips	17,403	991,623
Diamondback Energy, Inc.	10,447	939,290
HollyFrontier Corp.	16,867	904,746
Apache Corp.	23,377	598,451
Marathon Oil Corp.	48,315	592,825
Occidental Petroleum Corp.	10,610	471,827
Total Energy		5,724,859

Utilities - 4.0%
Ameren Corp.	11,041	883,832
NRG Energy, Inc.	19,654	778,299
Pinnacle West Capital Corp.	7,029	682,305
NextEra Energy, Inc.	2,775	646,547
Total Utilities		2,990,983

Basic Materials - 2.2%
Air Products & Chemicals, Inc.	4,056	899,864
Ecolab, Inc.	3,736	739,878
Total Basic Materials		1,639,742

Total Common Stocks
(Cost $65,983,465)		75,471,195

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$216,840	$216,840
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	69,728	69,728
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	62,756	62,756
Total Repurchase Agreements
(Cost $349,324)		349,324

Total Investments - 100.6%
(Cost $66,332,789)		$75,820,519
Other Assets & Liabilities, net - (0.6)%		(420,104)
Total Net Assets - 100.0%		$75,400,415

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Company

See Sector Classification in Other Information section.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P 500® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$75,471,195	$—	$—	$75,471,195
Repurchase Agreements	—	349,324	—	349,324
Total Assets	$75,471,195	$349,324	$—	$75,820,519

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $65,983,465)	$75,471,195
Repurchase agreements, at value (cost $349,324)	349,324
Cash	3,579
Receivables:
Dividends	44,633
Fund shares sold	10,873
Interest	22
Securities lending income	15
Total assets	75,879,641

Liabilities:
Payable for:
Fund shares redeemed	289,275
Management fees	47,472
Distribution and service fees	21,338
Professional fees	18,162
Transfer agent and administrative fees	15,824
Portfolio accounting fees	6,330
Trustees’ fees*	1,765
Miscellaneous	79,060
Total liabilities	479,226
Commitments and contingent liabilities (Note 11)	—
Net assets	$75,400,415

Net assets consist of:
Paid in capital	$52,092,396
Total distributable earnings (loss)	23,308,019
Net assets	$75,400,415

A-Class:
Net assets	$12,165,421
Capital shares outstanding	180,959
Net asset value per share	$67.23
Maximum offering price per share (Net asset value divided by 95.25%)	$70.58

C-Class:
Net assets	$9,195,503
Capital shares outstanding	156,849
Net asset value per share	$58.63

H-Class:
Net assets	$54,039,491
Capital shares outstanding	804,083
Net asset value per share	$67.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$591,202
Interest	5,967
Income from securities lending, net	30
Total investment income	597,199

Expenses:
Management fees	362,391
Distribution and service fees:
A-Class	18,023
C-Class	51,853
H-Class	89,810
Transfer agent and administrative fees	120,797
Portfolio accounting fees	48,318
Registration fees	39,923
Trustees’ fees*	11,012
Custodian fees	6,807
Line of credit fees	103
Miscellaneous	70,889
Total expenses	819,926
Net investment loss	(222,727)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,220,248
Net realized gain	11,220,248
Net change in unrealized appreciation (depreciation) on:
Investments	(8,175,900)
Net change in unrealized appreciation (depreciation)	(8,175,900)
Net realized and unrealized gain	3,044,348
Net increase in net assets resulting from operations	$2,821,621

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(222,727)	$(1,068,747)
Net realized gain on investments	11,220,248	10,030,108
Net change in unrealized appreciation (depreciation) on investments	(8,175,900)	(7,422,006)
Net increase in net assets resulting from operations	2,821,621	1,539,355

Distributions to shareholders:
A-Class	—	(870,081)
C-Class	—	(600,984)
H-Class	—	(4,191,710)
Total distributions to shareholders	—	(5,662,775)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,042,948	10,908,532
C-Class	1,778,046	8,317,472
H-Class	126,820,270	199,338,871
Distributions reinvested
A-Class	—	864,007
C-Class	—	594,072
H-Class	—	4,160,522
Cost of shares redeemed
A-Class	(5,751,362)	(13,543,315)
C-Class	(3,094,050)	(11,926,777)
H-Class	(157,572,749)	(226,573,703)
Net decrease from capital share transactions	(35,776,897)	(27,860,319)
Net decrease in net assets	(32,955,276)	(31,983,739)

Net assets:
Beginning of period	108,355,691	140,339,430
End of period	$75,400,415	$108,355,691

Capital share activity:
Shares sold
A-Class	30,464	167,257
C-Class	30,151	137,043
H-Class	1,891,864	3,043,070
Shares issued from reinvestment of distributions
A-Class	—	14,286
C-Class	—	11,196
H-Class	—	68,803
Shares redeemed
A-Class	(84,190)	(206,325)
C-Class	(52,467)	(196,508)
H-Class	(2,341,910)	(3,506,875)
Net decrease in shares	(526,088)	(468,053)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$65.86	$66.50	$57.84	$51.74	$55.85	$50.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.50)	(.36)	(.44)	(.22)	(.33)
Net gain (loss) on investments (realized and unrealized)	1.49	3.42	12.57	6.56	(2.47)	6.86
Total from investment operations	1.37	2.92	12.21	6.12	(2.69)	6.53
Less distributions from:
Net realized gains	—	(3.56)	(3.55)	(.02)	(1.42)	(1.49)
Total distributions	—	(3.56)	(3.55)	(.02)	(1.42)	(1.49)
Net asset value, end of period	$67.23	$65.86	$66.50	$57.84	$51.74	$55.85

Total Return[c]	2.08%	4.88%	21.39%	11.84%	(4.90%)	12.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,165	$15,456	$17,254	$15,575	$24,037	$25,768
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.75%)	(0.56%)	(0.82%)	(0.41%)	(0.62%)
Total expenses	1.62%	1.61%	1.53%	1.53%	1.50%	1.50%
Portfolio turnover rate	106%	177%	215%	184%	290%	274%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$57.65	$59.10	$52.13	$46.99	$51.23	$47.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.32)	(.90)	(.75)	(.77)	(.57)	(.67)
Net gain (loss) on investments (realized and unrealized)	1.30	3.01	11.27	5.93	(2.25)	6.32
Total from investment operations	.98	2.11	10.52	5.16	(2.82)	5.65
Less distributions from:
Net realized gains	—	(3.56)	(3.55)	(.02)	(1.42)	(1.49)
Total distributions	—	(3.56)	(3.55)	(.02)	(1.42)	(1.49)
Net asset value, end of period	$58.63	$57.65	$59.10	$52.13	$46.99	$51.23

Total Return[c]	1.70%	4.09%	20.50%	10.99%	(5.61%)	12.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,196	$10,329	$13,442	$10,951	$17,546	$22,701
Ratios to average net assets:
Net investment income (loss)	(1.10%)	(1.52%)	(1.32%)	(1.57%)	(1.16%)	(1.37%)
Total expenses	2.37%	2.36%	2.28%	2.27%	2.25%	2.25%
Portfolio turnover rate	106%	177%	215%	184%	290%	274%

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$65.84	$66.49	$57.83	$51.73	$55.84	$50.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.53)	(.38)	(.44)	(.18)	(.34)
Net gain (loss) on investments (realized and unrealized)	1.50	3.44	12.59	6.56	(2.51)	6.87
Total from investment operations	1.37	2.91	12.21	6.12	(2.69)	6.53
Less distributions from:
Net realized gains	—	(3.56)	(3.55)	(.02)	(1.42)	(1.49)
Total distributions	—	(3.56)	(3.55)	(.02)	(1.42)	(1.49)
Net asset value, end of period	$67.21	$65.84	$66.49	$57.83	$51.73	$55.84

Total Return	2.08%	4.86%	21.40%	11.84%	(4.91%)	12.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$54,039	$82,570	$109,644	$78,673	$113,223	$104,628
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.79%)	(0.59%)	(0.81%)	(0.35%)	(0.65%)
Total expenses	1.62%	1.61%	1.53%	1.52%	1.51%	1.50%
Portfolio turnover rate	106%	177%	215%	184%	290%	274%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Ford Motor Co.	2.2%
MetLife, Inc.	2.0%
Valero Energy Corp.	2.0%
Baker Hughes a GE Co.	1.9%
Lennar Corp. — Class A	1.9%
Prudential Financial, Inc.	1.8%
Tyson Foods, Inc. — Class A	1.7%
Coty, Inc. — Class A	1.7%
Assurant, Inc.	1.6%
Western Digital Corp.	1.6%
Top Ten Total	18.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	3.51%	(4.26%)	5.00%	11.02%
A-Class Shares with sales charge‡	(1.40%)	(8.80%)	3.98%	10.48%
C-Class Shares	3.11%	(4.99%)	4.21%	10.20%
C-Class Shares with CDSC§	2.11%	(5.85%)	4.21%	10.20%
H-Class Shares	3.51%	(4.25%)	5.00%	11.03%
S&P 500 Pure Value Index	4.36%	(2.75%)	6.71%	13.37%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Financial - 33.8%
MetLife, Inc.	20,375	$960,885
Prudential Financial, Inc.	9,993	898,870
Assurant, Inc.	6,344	798,202
Lincoln National Corp.	12,522	755,327
Loews Corp.	14,190	730,501
Unum Group	23,069	685,611
Principal Financial Group, Inc.	11,309	646,196
Hartford Financial Services Group, Inc.	10,446	633,132
Allstate Corp.	5,671	616,324
Everest Re Group Ltd.	2,283	607,484
Citizens Financial Group, Inc.	16,319	577,203
American International Group, Inc.	9,842	548,199
Capital One Financial Corp.	5,990	544,970
Invesco Ltd.	31,210	528,697
Goldman Sachs Group, Inc.	2,510	520,147
Morgan Stanley	10,233	436,642
Chubb Ltd.	2,670	431,045
Synchrony Financial	11,894	405,466
Citigroup, Inc.	5,679	392,305
Aflac, Inc.	6,985	365,455
People’s United Financial, Inc.	23,296	364,233
Travelers Companies, Inc.	2,421	359,979
Bank of America Corp.	12,020	350,623
SunTrust Banks, Inc.	4,919	338,427
Fifth Third Bancorp	12,159	332,913
Regions Financial Corp.	19,145	302,874
State Street Corp.	4,476	264,935
Kimco Realty Corp. REIT	12,447	259,894
KeyCorp	14,140	252,258
Zions Bancorp North America	5,321	236,891
PNC Financial Services Group, Inc.	1,682	235,749
Bank of New York Mellon Corp.	5,133	232,063
Wells Fargo & Co.	4,361	219,969
Raymond James Financial, Inc.	2,586	213,242
BB&T Corp.	3,915	208,944
Huntington Bancshares, Inc.	13,465	192,146
Affiliated Managers Group, Inc.	2,139	178,286
Total Financial		16,626,087

Consumer, Cyclical - 20.1%
Ford Motor Co.	118,994	1,089,985
Lennar Corp. — Class A	16,747	935,320
General Motors Co.	19,985	749,038
PulteGroup, Inc.	16,940	619,157
DR Horton, Inc.	11,381	599,893
Target Corp.	5,497	587,684
Mohawk Industries, Inc.*	3,840	476,429
Best Buy Company, Inc.	6,115	421,874
LKQ Corp.*	12,972	407,969
PVH Corp.	4,037	356,185
Kohl’s Corp.	6,967	345,981
Whirlpool Corp.	2,139	338,732
BorgWarner, Inc.	8,494	311,560
Dollar Tree, Inc.*	2,605	297,387
PACCAR, Inc.	4,220	295,442
United Airlines Holdings, Inc.*	3,230	285,564
Walmart, Inc.	2,183	259,079
American Airlines Group, Inc.	8,304	223,959
MGM Resorts International	7,738	214,497
Alaska Air Group, Inc.	3,188	206,933
Gap, Inc.	11,072	192,210
Norwegian Cruise Line Holdings Ltd.*	3,420	177,053
Walgreens Boots Alliance, Inc.	3,094	171,129
Delta Air Lines, Inc.	2,967	170,899
Carnival Corp.	2,890	126,322
Total Consumer, Cyclical		9,860,281

Consumer, Non-cyclical - 16.4%
Tyson Foods, Inc. — Class A	9,887	851,666
Coty, Inc. — Class A	79,430	834,809
Quanta Services, Inc.	18,983	717,558
Archer-Daniels-Midland Co.	16,881	693,303
McKesson Corp.	4,278	584,632
Kroger Co.	21,287	548,779
AmerisourceBergen Corp. — Class A	6,095	501,801
Cardinal Health, Inc.	10,595	499,978
Allergan plc	2,930	493,090
Molson Coors Brewing Co. — Class B	8,270	475,525
CVS Health Corp.	6,369	401,693
JM Smucker Co.	3,039	334,351
Kraft Heinz Co.	9,992	279,126
Laboratory Corporation of America Holdings*	1,539	258,552
Centene Corp.*	5,070	219,328
Anthem, Inc.	760	182,476
Mylan N.V.*	7,203	142,475
Corteva, Inc.	1,359	38,052
Total Consumer, Non-cyclical		8,057,194

Energy - 11.0%
Valero Energy Corp.	11,245	958,524
Baker Hughes a GE Co.	40,942	949,855
Phillips 66	7,285	745,984
TechnipFMC plc	29,001	700,084
Marathon Petroleum Corp.	10,761	653,731
Noble Energy, Inc.	17,250	387,435
National Oilwell Varco, Inc.	15,240	323,088
Kinder Morgan, Inc.	13,732	283,016
Chevron Corp.	2,254	267,324
Helmerich & Payne, Inc.	3,186	127,663
Total Energy		5,396,704

Technology - 5.6%
Western Digital Corp.	13,186	786,413
Hewlett Packard Enterprise Co.	44,166	669,998
Xerox Holdings Corp.	16,990	508,171
Micron Technology, Inc.*	9,638	412,988
DXC Technology Co.	7,942	234,289
HP, Inc.	7,390	139,819
Total Technology		2,751,678

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P 500® PURE VALUE FUND

	Shares	Value
Communications - 4.1%
AT&T, Inc.	14,267	$539,863
CenturyLink, Inc.	40,216	501,896
DISH Network Corp. — Class A*	8,966	305,472
Viacom, Inc. — Class B	12,072	290,090
News Corp. — Class A	18,939	263,631
News Corp. — Class B	6,068	86,742
Total Communications		1,987,694

Industrial - 4.0%
Jacobs Engineering Group, Inc.	6,565	600,697
Westrock Co.	14,818	540,116
Johnson Controls International plc	10,003	439,032
Arconic, Inc.	9,082	236,132
Textron, Inc.	3,309	162,009
Total Industrial		1,977,986

Utilities - 2.8%
Exelon Corp.	6,944	335,465
Edison International	3,560	268,495
Consolidated Edison, Inc.	2,320	219,171
CenterPoint Energy, Inc.	6,435	194,208
Evergy, Inc.	2,727	181,509
Duke Energy Corp.	1,884	180,600
Total Utilities		1,379,448

Basic Materials - 1.9%
Nucor Corp.	6,329	322,209
International Paper Co.	5,991	250,544
LyondellBasell Industries N.V. — Class A	2,230	199,518
DuPont de Nemours, Inc.	1,359	96,910
Dow, Inc.	1,357	64,661
Total Basic Materials		933,842

Total Common Stocks
(Cost $44,002,907)		48,970,914

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$155,936	$155,936
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	50,144	50,144
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	45,129	45,129
Total Repurchase Agreements
(Cost $251,209)		251,209

Total Investments - 100.2%
(Cost $44,254,116)		$49,222,123
Other Assets & Liabilities, net - (0.2)%		(77,410)
Total Net Assets - 100.0%		$49,144,713

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,970,914	$—	$—	$48,970,914
Repurchase Agreements	—	251,209	—	251,209
Total Assets	$48,970,914	$251,209	$—	$49,222,123

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $44,002,907)	$48,970,914
Repurchase agreements, at value (cost $251,209)	251,209
Cash	10,484
Receivables:
Dividends	58,524
Fund shares sold	3,176
Interest	16
Total assets	49,294,323

Liabilities:
Payable for:
Fund shares redeemed	38,916
Management fees	31,073
Professional fees	15,629
Printing fees	14,168
Distribution and service fees	11,617
Transfer agent and administrative fees	10,358
Portfolio accounting fees	4,143
Trustees’ fees*	946
Miscellaneous	22,760
Total liabilities	149,610
Commitments and contingent liabilities (Note 11)	—
Net assets	$49,144,713

Net assets consist of:
Paid in capital	$47,446,021
Total distributable earnings (loss)	1,698,692
Net assets	$49,144,713

A-Class:
Net assets	$3,147,850
Capital shares outstanding	39,980
Net asset value per share	$78.74
Maximum offering price per share (Net asset value divided by 95.25%)	$82.67

C-Class:
Net assets	$2,211,509
Capital shares outstanding	33,061
Net asset value per share	$66.89

H-Class:
Net assets	$43,785,354
Capital shares outstanding	553,729
Net asset value per share	$79.07

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$683,007
Interest	2,618
Income from securities lending, net	11,764
Total investment income	697,389

Expenses:
Management fees	189,894
Distribution and service fees:
A-Class	4,067
C-Class	24,579
H-Class	53,086
Transfer agent and administrative fees	63,298
Portfolio accounting fees	25,319
Registration fees	23,301
Trustees’ fees*	6,018
Custodian fees	3,576
Line of credit fees	5
Miscellaneous	34,654
Total expenses	427,797
Net investment income	269,592

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,842,119
Net realized gain	1,842,119
Net change in unrealized appreciation (depreciation) on:
Investments	(391,572)
Net change in unrealized appreciation (depreciation)	(391,572)
Net realized and unrealized gain	1,450,547
Net increase in net assets resulting from operations	$1,720,139

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$269,592	$667,896
Net realized gain on investments	1,842,119	526,450
Net change in unrealized appreciation (depreciation) on investments	(391,572)	(5,246,075)
Net increase (decrease) in net assets resulting from operations	1,720,139	(4,051,729)

Distributions to shareholders:
A-Class	—	(437,999)
C-Class	—	(226,269)
H-Class	—	(4,111,371)
Total distributions to shareholders	—	(4,775,639)

Capital share transactions:
Proceeds from sale of shares
A-Class	788,184	7,532,490
C-Class	8,011,559	20,662,832
H-Class	63,922,019	110,771,594
Distributions reinvested
A-Class	—	399,027
C-Class	—	218,319
H-Class	—	4,106,739
Cost of shares redeemed
A-Class	(1,269,837)	(9,948,084)
C-Class	(8,185,541)	(22,301,020)
H-Class	(65,052,416)	(123,104,778)
Net decrease from capital share transactions	(1,786,032)	(11,662,881)
Net decrease in net assets	(65,893)	(20,490,249)

Net assets:
Beginning of period	49,210,606	69,700,855
End of period	$49,144,713	$49,210,606

Capital share activity:
Shares sold
A-Class	10,149	87,067
C-Class	123,704	291,103
H-Class	815,914	1,375,940
Shares issued from reinvestment of distributions
A-Class	—	5,474
C-Class	—	3,504
H-Class	—	56,103
Shares redeemed
A-Class	(16,413)	(119,480)
C-Class	(126,720)	(314,385)
H-Class	(829,664)	(1,575,202)
Net decrease in shares	(23,030)	(189,876)

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$76.07	$83.46	$76.42	$66.03	$72.54	$70.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.48	.85	.60	.55	.73	.57
Net gain (loss) on investments (realized and unrealized)	2.19	(2.17)	7.41	10.52	(4.63)	3.42
Total from investment operations	2.67	(1.32)	8.01	11.07	(3.90)	3.99
Less distributions from:
Net investment income	—	(1.14)	(.27)	(.68)	(.98)	(.07)
Net realized gains	—	(4.93)	(.70)	—	(1.63)	(2.07)
Total distributions	—	(6.07)	(.97)	(.68)	(2.61)	(2.14)
Net asset value, end of period	$78.74	$76.07	$83.46	$76.42	$66.03	$72.54

Total Return[c]	3.51%	(1.26%)	10.48%	16.80%	(5.44%)	5.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,148	$3,518	$6,108	$6,686	$11,135	$16,222
Ratios to average net assets:
Net investment income (loss)	1.24%	1.01%	0.74%	0.79%	1.08%	0.78%
Total expenses	1.62%	1.61%	1.53%	1.53%	1.50%	1.51%
Portfolio turnover rate	136%	190%	252%	321%	365%	295%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$64.87	$72.64	$67.13	$58.51	$65.08	$64.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.12	(.03)	(.01)	.17	.02
Net gain (loss) on investments (realized and unrealized)	1.99	(1.82)	6.51	9.31	(4.13)	3.10
Total from investment operations	2.02	(1.70)	6.48	9.30	(3.96)	3.12
Less distributions from:
Net investment income	—	(1.14)	(.27)	(.68)	(.98)	(.07)
Net realized gains	—	(4.93)	(.70)	—	(1.63)	(2.07)
Total distributions	—	(6.07)	(.97)	(.68)	(2.61)	(2.14)
Net asset value, end of period	$66.89	$64.87	$72.64	$67.13	$58.51	$65.08

Total Return[c]	3.11%	(2.00%)	9.66%	15.94%	(6.15%)	4.81%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,212	$2,340	$4,058	$3,913	$3,550	$6,390
Ratios to average net assets:
Net investment income (loss)	0.08%	0.17%	(0.05%)	(0.01%)	0.28%	0.03%
Total expenses	2.37%	2.36%	2.28%	2.28%	2.25%	2.25%
Portfolio turnover rate	136%	190%	252%	321%	365%	295%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$76.39	$83.78	$76.71	$66.28	$72.81	$70.94
Income (loss) from investment operations:
Net investment income (loss)[b]	.45	.81	.57	.59	.80	.49
Net gain (loss) on investments (realized and unrealized)	2.23	(2.13)	7.47	10.52	(4.72)	3.52
Total from investment operations	2.68	(1.32)	8.04	11.11	(3.92)	4.01
Less distributions from:
Net investment income	—	(1.14)	(.27)	(.68)	(.98)	(.07)
Net realized gains	—	(4.93)	(.70)	—	(1.63)	(2.07)
Total distributions	—	(6.07)	(.97)	(.68)	(2.61)	(2.14)
Net asset value, end of period	$79.07	$76.39	$83.78	$76.71	$66.28	$72.81

Total Return	3.51%	(1.25%)	10.48%	16.81%	(5.44%)	5.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,785	$43,352	$59,536	$55,613	$70,983	$48,920
Ratios to average net assets:
Net investment income (loss)	1.16%	0.97%	0.70%	0.83%	1.17%	0.66%
Total expenses	1.62%	1.61%	1.53%	1.53%	1.50%	1.51%
Portfolio turnover rate	136%	190%	252%	321%	365%	295%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 2:1 share split effective October 28, 2016.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Eldorado Resorts, Inc.	2.6%
Churchill Downs, Inc.	2.6%
Amedisys, Inc.	2.4%
Primerica, Inc.	2.2%
Globus Medical, Inc. — Class A	2.2%
Penumbra, Inc.	2.0%
PRA Health Sciences, Inc.	1.9%
Medical Properties Trust, Inc.	1.9%
Deckers Outdoor Corp.	1.7%
Allegheny Technologies, Inc.	1.7%
Top Ten Total	21.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(6.63%)	(14.82%)	2.41%	9.24%
A-Class Shares with sales charge‡	(11.07%)	(18.86%)	1.42%	8.71%
C-Class Shares	(6.98%)	(15.44%)	1.65%	8.42%
C-Class Shares with CDSC§	(7.91%)	(16.16%)	1.65%	8.42%
H-Class Shares	(6.62%)	(14.82%)	2.41%	9.24%
S&P MidCap 400 Pure Growth Index	(6.08%)	(13.65%)	3.91%	10.81%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Consumer, Non-cyclical - 31.8%
Amedisys, Inc.*	8,660	$1,134,547
Globus Medical, Inc. — Class A*	20,140	1,029,557
Penumbra, Inc.*,1	7,010	942,775
PRA Health Sciences, Inc.*	8,971	890,192
Helen of Troy Ltd.*	4,370	688,974
Avanos Medical, Inc.*	17,210	644,687
LiveRamp Holdings, Inc.*	14,998	644,314
ASGN, Inc.*	9,590	602,827
Service Corporation International	12,160	581,370
Molina Healthcare, Inc.*	5,259	577,017
STERIS plc	3,850	556,286
Post Holdings, Inc.*	4,870	515,441
Bio-Rad Laboratories, Inc. — Class A*	1,510	502,438
Repligen Corp.*	6,400	490,816
Integra LifeSciences Holdings Corp.*	7,993	480,140
Insperity, Inc.	4,821	475,447
Encompass Health Corp.	7,420	469,538
Sabre Corp.	20,390	456,634
Boston Beer Company, Inc. — Class A*	1,230	447,818
Chemed Corp.	991	413,812
LivaNova plc*	5,534	408,354
WEX, Inc.*	1,830	369,788
Masimo Corp.*	2,329	346,532
Haemonetics Corp.*	2,460	310,304
Adtalem Global Education, Inc.*	6,510	247,966
Ligand Pharmaceuticals, Inc. — Class B*	2,310	229,937
Lancaster Colony Corp.	1,450	201,042
WW International, Inc.*	5,310	200,824
Green Dot Corp. — Class A*	6,690	168,923
Total Consumer, Non-cyclical		15,028,300

Consumer, Cyclical - 16.9%
Eldorado Resorts, Inc.*,1	31,124	1,240,914
Churchill Downs, Inc.	10,041	1,239,612
Deckers Outdoor Corp.*	5,610	826,690
Urban Outfitters, Inc.*	24,379	684,806
Scientific Games Corp. — Class A*	31,605	643,162
Live Nation Entertainment, Inc.*	8,863	587,971
Wendy’s Co.	29,206	583,536
Domino’s Pizza, Inc.	2,119	518,286
FirstCash, Inc.	5,060	463,850
Brinker International, Inc.	10,648	454,350
Wyndham Hotels & Resorts, Inc.	7,418	383,807
Pool Corp.	1,887	380,608
Total Consumer, Cyclical		8,007,592

Financial - 16.0%
Primerica, Inc.	8,341	1,061,225
Medical Properties Trust, Inc. REIT	44,825	876,777
CyrusOne, Inc. REIT	9,925	785,067
American Campus Communities, Inc. REIT	14,319	688,458
LendingTree, Inc.*	2,010	623,965
Omega Healthcare Investors, Inc. REIT	14,553	608,170
UMB Financial Corp.	8,692	561,329
SLM Corp.	58,880	519,616
Brown & Brown, Inc.	14,330	516,740
National Retail Properties, Inc. REIT	8,942	504,329
First Financial Bankshares, Inc.	14,560	485,285
Life Storage, Inc. REIT	3,140	330,987
Total Financial		7,561,948

Technology - 11.7%
Fair Isaac Corp.*	2,461	746,963
MAXIMUS, Inc.	9,416	727,480
Cypress Semiconductor Corp.	30,390	709,303
Semtech Corp.*	14,049	682,922
j2 Global, Inc.	7,321	664,893
Zebra Technologies Corp. — Class A*	2,500	515,925
CommVault Systems, Inc.*	11,090	495,834
PTC, Inc.*	5,370	366,126
Silicon Laboratories, Inc.*	3,135	349,082
ACI Worldwide, Inc.*	9,116	285,559
Total Technology		5,544,087

Industrial - 7.2%
ITT, Inc.	11,473	702,033
Axon Enterprise, Inc.*	9,270	526,351
Woodward, Inc.	4,030	434,555
Lennox International, Inc.	1,721	418,151
Curtiss-Wright Corp.	3,100	401,047
Kennametal, Inc.	10,432	320,680
Trimble, Inc.*	7,885	306,017
MSA Safety, Inc.	2,550	278,230
Total Industrial		3,387,064

Communications - 6.3%
Ciena Corp.*	19,486	764,436
World Wrestling Entertainment, Inc. — Class A1	10,529	749,138
New York Times Co. — Class A	23,591	671,872
Yelp, Inc. — Class A*	12,228	424,923
FactSet Research Systems, Inc.	1,591	386,565
Total Communications		2,996,934

Energy - 3.9%
Murphy Oil Corp.	33,015	729,962
CNX Resources Corp.*	82,840	601,418
Equitrans Midstream Corp.	36,750	534,712
Total Energy		1,866,092

Basic Materials - 3.4%
Allegheny Technologies, Inc.*	40,485	819,821
RPM International, Inc.	6,836	470,385
Chemours Co.	21,174	316,340
Total Basic Materials		1,606,546

Utilities - 2.5%
Black Hills Corp.	7,114	545,857
National Fuel Gas Co.	7,049	330,739

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
UGI Corp.	5,878	$295,487
Total Utilities		1,172,083

Total Common Stocks
(Cost $40,368,012)		47,170,646

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$146,600	146,600
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	47,142	47,142
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	42,428	42,428
Total Repurchase Agreements
(Cost $236,170)		236,170

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 3.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	1,835,940	$1,835,940
Total Securities Lending Collateral
(Cost $1,835,940)		1,835,940

Total Investments - 104.1%
(Cost $42,440,122)		$49,242,756
Other Assets & Liabilities, net - (4.1)%		(1,927,192)
Total Net Assets - 100.0%		$47,315,564

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,170,646	$—	$—	$47,170,646
Repurchase Agreements	—	236,170	—	236,170
Securities Lending Collateral	1,835,940	—	—	1,835,940
Total Assets	$49,006,586	$236,170	$—	$49,242,756

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $1,837,221 of securities loaned (cost $42,203,952)	$49,006,586
Repurchase agreements, at value (cost $236,170)	236,170
Receivables:
Dividends	35,582
Fund shares sold	7,235
Securities lending income	391
Interest	15
Total assets	49,285,979

Liabilities:
Payable for:
Return of securities lending collateral	1,835,940
Management fees	27,901
Fund shares redeemed	20,615
Distribution and service fees	13,016
Transfer agent and administrative fees	9,300
Portfolio accounting fees	3,720
Trustees’ fees*	1,065
Miscellaneous	58,858
Total liabilities	1,970,415
Commitments and contingent liabilities (Note 11)	—
Net assets	$47,315,564

Net assets consist of:
Paid in capital	$50,606,480
Total distributable earnings (loss)	(3,290,916)
Net assets	$47,315,564

A-Class:
Net assets	$8,700,825
Capital shares outstanding	203,106
Net asset value per share	$42.84
Maximum offering price per share (Net asset value divided by 95.25%)	$44.98

C-Class:
Net assets	$6,334,071
Capital shares outstanding	176,594
Net asset value per share	$35.87

H-Class:
Net assets	$32,280,668
Capital shares outstanding	752,531
Net asset value per share	$42.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$260,732
Interest	3,266
Income from securities lending, net	1,671
Total investment income	265,669

Expenses:
Management fees	214,818
Distribution and service fees:
A-Class	12,050
C-Class	37,779
H-Class	50,111
Transfer agent and administrative fees	71,606
Registration fees	30,044
Portfolio accounting fees	28,642
Trustees’ fees*	7,766
Custodian fees	4,093
Line of credit fees	65
Miscellaneous	34,329
Total expenses	491,303
Net investment loss	(225,634)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	961,098
Net realized gain	961,098
Net change in unrealized appreciation (depreciation) on:
Investments	(4,896,402)
Net change in unrealized appreciation (depreciation)	(4,896,402)
Net realized and unrealized loss	(3,935,304)
Net decrease in net assets resulting from operations	$(4,160,938)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(225,634)	$(625,735)
Net realized gain (loss) on investments	961,098	(3,143,761)
Net change in unrealized appreciation (depreciation) on investments	(4,896,402)	(123,715)
Net decrease in net assets resulting from operations	(4,160,938)	(3,893,211)

Distributions to shareholders:
A-Class	—	(1,480,551)
C-Class	—	(1,352,505)
H-Class	—	(6,205,701)
Total distributions to shareholders	—	(9,038,757)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,951,657	9,908,515
C-Class	426,183	1,179,771
H-Class	21,259,393	88,802,650
Distributions reinvested
A-Class	—	1,446,877
C-Class	—	1,337,378
H-Class	—	6,125,144
Cost of shares redeemed
A-Class	(3,285,386)	(9,974,936)
C-Class	(2,153,815)	(6,073,902)
H-Class	(33,939,554)	(111,688,160)
Net decrease from capital share transactions	(15,741,522)	(18,936,663)
Net decrease in net assets	(19,902,460)	(31,868,631)

Net assets:
Beginning of period	67,218,024	99,086,655
End of period	$47,315,564	$67,218,024

Capital share activity:
Shares sold
A-Class	43,869	188,628
C-Class	11,609	26,086
H-Class	476,905	1,713,618
Shares issued from reinvestment of distributions
A-Class	—	33,431
C-Class	—	36,691
H-Class	—	141,328
Shares redeemed
A-Class	(73,546)	(195,357)
C-Class	(58,284)	(134,221)
H-Class	(767,612)	(2,151,342)
Net decrease in shares	(367,059)	(341,138)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$45.88	$54.96	$50.84	$46.51	$53.86	$58.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.30)	(.41)	(.34)	(.36)	(.29)
Net gain (loss) on investments (realized and unrealized)	(2.89)	(2.39)	8.09	5.41	(4.48)	3.88
Total from investment operations	(3.04)	(2.69)	7.68	5.07	(4.84)	3.59
Less distributions from:
Net realized gains	—	(6.39)	(3.56)	(.74)	(2.51)	(8.39)
Total distributions	—	(6.39)	(3.56)	(.74)	(2.51)	(8.39)
Net asset value, end of period	$42.84	$45.88	$54.96	$50.84	$46.51	$53.86

Total Return[c]	(6.63%)	(4.19%)	15.33%	10.98%	(9.23%)	7.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,701	$10,681	$11,327	$16,269	$29,017	$40,648
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.59%)	(0.77%)	(0.71%)	(0.71%)	(0.53%)
Total expenses	1.62%	1.62%	1.53%	1.52%	1.50%	1.51%
Portfolio turnover rate	42%	165%	160%	127%	143%	134%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$38.56	$47.66	$44.83	$41.41	$48.60	$54.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.27)	(.62)	(.71)	(.61)	(.66)	(.64)
Net gain (loss) on investments (realized and unrealized)	(2.42)	(2.09)	7.10	4.77	(4.02)	3.50
Total from investment operations	(2.69)	(2.71)	6.39	4.16	(4.68)	2.86
Less distributions from:
Net realized gains	—	(6.39)	(3.56)	(.74)	(2.51)	(8.39)
Total distributions	—	(6.39)	(3.56)	(.74)	(2.51)	(8.39)
Net asset value, end of period	$35.87	$38.56	$47.66	$44.83	$41.41	$48.60

Total Return[c]	(6.98%)	(4.90%)	14.47%	10.16%	(9.92%)	6.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,334	$8,609	$14,046	$15,049	$20,279	$26,689
Ratios to average net assets:
Net investment income (loss)	(1.44%)	(1.37%)	(1.49%)	(1.44%)	(1.46%)	(1.26%)
Total expenses	2.37%	2.36%	2.28%	2.27%	2.25%	2.26%
Portfolio turnover rate	42%	165%	160%	127%	143%	134%

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$45.94	$55.03	$50.89	$46.56	$53.91	$58.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.15)	(.34)	(.40)	(.33)	(.36)	(.29)
Net gain (loss) on investments (realized and unrealized)	(2.89)	(2.36)	8.10	5.40	(4.48)	3.88
Total from investment operations	(3.04)	(2.70)	7.70	5.07	(4.84)	3.59
Less distributions from:
Net realized gains	—	(6.39)	(3.56)	(.74)	(2.51)	(8.39)
Total distributions	—	(6.39)	(3.56)	(.74)	(2.51)	(8.39)
Net asset value, end of period	$42.90	$45.94	$55.03	$50.89	$46.56	$53.91

Total Return	(6.62%)	(4.19%)	15.32%	10.99%	(9.22%)	7.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,281	$47,929	$73,714	$78,373	$94,915	$124,672
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.64%)	(0.74%)	(0.68%)	(0.71%)	(0.52%)
Total expenses	1.62%	1.61%	1.53%	1.53%	1.50%	1.51%
Portfolio turnover rate	42%	165%	160%	127%	143%	134%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
KB Home	3.3%
World Fuel Services Corp.	2.8%
AutoNation, Inc.	2.7%
SYNNEX Corp.	2.3%
Tech Data Corp.	2.1%
AECOM	2.1%
TRI Pointe Group, Inc.	2.1%
Legg Mason, Inc.	2.1%
Bed Bath & Beyond, Inc.	2.0%
Ryder System, Inc.	2.0%
Top Ten Total	23.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(3.49%)	(11.15%)	4.23%	8.45%
A-Class Shares with sales charge‡	(8.06%)	(15.37%)	3.22%	7.92%
C-Class Shares	(3.84%)	(11.81%)	3.46%	7.63%
C-Class Shares with CDSC§	(4.80%)	(12.66%)	3.46%	7.63%
H-Class Shares	(3.47%)	(11.12%)	4.23%	8.44%
S&P MidCap 400 Pure Value Index	(2.38%)	(9.21%)	6.33%	11.05%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Consumer, Cyclical - 27.8%
KB Home	4,175	$141,950
World Fuel Services Corp.	3,024	120,779
AutoNation, Inc.*	2,303	116,762
TRI Pointe Group, Inc.*	6,001	90,255
Bed Bath & Beyond, Inc.[1]	8,166	86,886
Dillard’s, Inc. — Class A1	1,303	86,141
Goodyear Tire & Rubber Co.	5,364	77,269
Dana, Inc.	4,896	70,698
Toll Brothers, Inc.	1,685	69,170
Dick’s Sporting Goods, Inc.	1,434	58,522
Thor Industries, Inc.	816	46,218
Caesars Entertainment Corp.*	3,862	45,031
Marriott Vacations Worldwide Corp.	353	36,574
Resideo Technologies, Inc.*	2,477	35,545
Delphi Technologies plc	2,627	35,202
JetBlue Airways Corp.*	2,079	34,823
Adient plc	1,466	33,659
Casey’s General Stores, Inc.	132	21,273
Total Consumer, Cyclical		1,206,757

Industrial - 27.0%
SYNNEX Corp.	881	99,465
Tech Data Corp.*	883	92,044
AECOM*	2,415	90,707
Ryder System, Inc.	1,676	86,767
Arrow Electronics, Inc.*	1,042	77,712
Avnet, Inc.	1,717	76,381
Jabil, Inc.	2,117	75,725
AGCO Corp.	711	53,823
MasTec, Inc.*	802	52,074
Colfax Corp.*	1,768	51,378
Trinity Industries, Inc.	2,602	51,207
Knight-Swift Transportation Holdings, Inc.	1,304	47,335
Fluor Corp.	2,346	44,879
Owens Corning	622	39,310
EMCOR Group, Inc.	411	35,395
Oshkosh Corp.	397	30,092
Silgan Holdings, Inc.	779	23,397
Terex Corp.	876	22,750
Belden, Inc.	424	22,616
Timken Co.	484	21,059
Werner Enterprises, Inc.	566	19,980
Worthington Industries, Inc.	512	18,458
Owens-Illinois, Inc.	1,780	18,281
Granite Construction, Inc.	568	18,250
Total Industrial		1,169,085

Financial - 21.5%
Legg Mason, Inc.	2,344	89,517
Brighthouse Financial, Inc.*	1,920	77,702
Jefferies Financial Group, Inc.	3,888	71,539
Reinsurance Group of America, Inc. — Class A	354	56,598
Navient Corp.	4,235	54,208
Alleghany Corp.*	57	45,472
New York Community Bancorp, Inc.	3,585	44,992
Janus Henderson Group plc	1,954	43,887
Stifel Financial Corp.	709	40,683
Bank OZK	1,426	38,887
First American Financial Corp.	654	38,593
Old Republic International Corp.	1,577	37,170
CNO Financial Group, Inc.	2,198	34,794
Alexander & Baldwin, Inc. REIT	1,366	33,481
Sabra Health Care REIT, Inc. REIT	1,431	32,856
PacWest Bancorp	697	25,329
Washington Federal, Inc.	605	22,379
Jones Lang LaSalle, Inc.	158	21,971
Senior Housing Properties Trust REIT	2,354	21,786
Umpqua Holdings Corp.	1,286	21,167
Associated Banc-Corp.	1,036	20,979
Hancock Whitney Corp.	525	20,105
First Horizon National Corp.	1,235	20,007
Pinnacle Financial Partners, Inc.	316	17,933
Total Financial		932,035

Consumer, Non-cyclical - 9.1%
ManpowerGroup, Inc.	881	74,216
Avis Budget Group, Inc.*	1,782	50,359
Pilgrim’s Pride Corp.*	1,361	43,613
Patterson Companies, Inc.	2,185	38,937
Sanderson Farms, Inc.	253	38,287
Acadia Healthcare Company, Inc.*	1,210	37,607
Graham Holdings Co. — Class B	49	32,509
Hain Celestial Group, Inc.*	1,333	28,626
TreeHouse Foods, Inc.*	452	25,063
MEDNAX, Inc.*	906	20,493
Spectrum Brands Holdings, Inc.	100	5,296
Total Consumer, Non-cyclical		395,006

Basic Materials - 8.2%
Reliance Steel & Aluminum Co.	802	79,927
Olin Corp.	2,751	51,499
United States Steel Corp.[1]	4,297	49,630
Commercial Metals Co.	2,555	44,406
Carpenter Technology Corp.	831	42,930
Domtar Corp.	1,041	37,278
Minerals Technologies, Inc.	477	25,324
Steel Dynamics, Inc.	795	23,691
Total Basic Materials		354,685

Energy - 3.4%
Murphy USA, Inc.*	627	53,483
Patterson-UTI Energy, Inc.	3,617	30,925
Oceaneering International, Inc.*	2,139	28,984
Equities Corp.	1,595	16,971
Oasis Petroleum, Inc.*	4,682	16,200
Total Energy		146,563

Technology - 1.5%
CACI International, Inc. — Class A*	120	27,751
Perspecta, Inc.	876	22,881

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
NetScout Systems, Inc.*	699	$16,119
Total Technology		66,751

Communications - 1.0%
Telephone & Data Systems, Inc.	1,705	43,989

Total Common Stocks
(Cost $3,690,795)		4,314,871

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$23,032	23,032
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	7,406	7,406
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	6,665	6,665
Total Repurchase Agreements
(Cost $37,103)		37,103

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	146,673	146,673
Total Securities Lending Collateral
(Cost $146,673)		146,673

Total Investments - 103.7%
(Cost $3,874,571)		$4,498,647
Other Assets & Liabilities, net - (3.7)%		(161,552)
Total Net Assets - 100.0%		$4,337,095

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,314,871	$—	$—	$4,314,871
Repurchase Agreements	—	37,103	—	37,103
Securities Lending Collateral	146,673	—	—	146,673
Total Assets	$4,461,544	$37,103	$—	$4,498,647

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $150,037 of securities loaned (cost $3,837,468)	$4,461,544
Repurchase agreements, at value (cost $37,103)	37,103
Receivables:
Securities sold	120,461
Dividends	9,894
Securities lending income	3,001
Fund shares sold	2,066
Interest	2
Total assets	4,634,071

Liabilities:
Payable for:
Return of securities lending collateral	146,673
Fund shares redeemed	122,035
Management fees	6,707
Distribution and service fees	2,807
Transfer agent and administrative fees	2,236
Portfolio accounting fees	894
Trustees’ fees*	283
Miscellaneous	15,341
Total liabilities	296,976
Commitments and contingent liabilities (Note 11)	—
Net assets	$4,337,095

Net assets consist of:
Paid in capital	$6,596,205
Total distributable earnings (loss)	(2,259,110)
Net assets	$4,337,095

A-Class:
Net assets	$1,029,068
Capital shares outstanding	20,654
Net asset value per share	$49.82
Maximum offering price per share (Net asset value divided by 95.25%)	$52.30

C-Class:
Net assets	$994,003
Capital shares outstanding	22,815
Net asset value per share	$43.57

H-Class:
Net assets	$2,314,024
Capital shares outstanding	46,515
Net asset value per share	$49.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$143,940
Income from securities lending, net	8,964
Interest	993
Total investment income	153,897

Expenses:
Management fees	58,068
Distribution and service fees:
A-Class	1,375
C-Class	6,502
H-Class	16,355
Transfer agent and administrative fees	19,356
Portfolio accounting fees	7,742
Registration fees	6,359
Trustees’ fees*	1,851
Custodian fees	1,094
Line of credit fees	11
Miscellaneous	11,445
Total expenses	130,158
Net investment income	23,739

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(386,965)
Net realized loss	(386,965)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,038,099)
Net change in unrealized appreciation (depreciation)	(1,038,099)
Net realized and unrealized loss	(1,425,064)
Net decrease in net assets resulting from operations	$(1,401,325)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,739	$(29,720)
Net realized loss on investments	(386,965)	(308,470)
Net change in unrealized appreciation (depreciation) on investments	(1,038,099)	150,200
Net decrease in net assets resulting from operations	(1,401,325)	(187,990)

Distributions to shareholders:
A-Class	—	(45,986)
C-Class	—	(43,988)
H-Class	—	(196,579)
Total distributions to shareholders	—	(286,553)

Capital share transactions:
Proceeds from sale of shares
A-Class	508,985	3,525,367
C-Class	47,554	2,050,559
H-Class	79,860,818	66,894,202
Distributions reinvested
A-Class	—	33,094
C-Class	—	43,697
H-Class	—	195,599
Cost of shares redeemed
A-Class	(648,807)	(3,336,488)
C-Class	(859,427)	(2,030,965)
H-Class	(87,144,100)	(63,758,018)
Net increase (decrease) from capital share transactions	(8,234,977)	3,617,047
Net increase (decrease) in net assets	(9,636,302)	3,142,504

Net assets:
Beginning of period	13,973,397	10,830,893
End of period	$4,337,095	$13,973,397

Capital share activity:
Shares sold
A-Class	9,801	64,344
C-Class	1,078	43,351
H-Class	1,580,832	1,255,133
Shares issued from reinvestment of distributions
A-Class	—	691
C-Class	—	1,038
H-Class	—	4,094
Shares redeemed
A-Class	(12,456)	(62,058)
C-Class	(18,915)	(42,998)
H-Class	(1,746,363)	(1,195,323)
Net increase (decrease) in shares	(186,023)	68,272

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$51.62	$53.32	$51.39	$42.43	$45.68	$43.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	(.04)	.02	(.08)	.16	.11
Net gain (loss) on investments (realized and unrealized)	(1.96)	(.17)	2.89	9.14	(3.30)	2.58
Total from investment operations	(1.80)	(.21)	2.91	9.06	(3.14)	2.69
Less distributions from:
Net investment income	—	(.02)	—	(.10)	(.11)	(.05)
Net realized gains	—	(1.47)	(.98)	—	—	—
Total distributions	—	(1.49)	(.98)	(.10)	(.11)	(.05)
Net asset value, end of period	$49.82	$51.62	$53.32	$51.39	$42.43	$45.68

Total Return[c]	(3.49%)	(0.16%)	5.63%	21.34%	(6.88%)	6.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,029	$1,203	$1,084	$2,957	$4,775	$1,904
Ratios to average net assets:
Net investment income (loss)	0.64%	(0.07%)	0.03%	(0.17%)	0.39%	0.26%
Total expenses	1.62%	1.62%	1.54%	1.53%	1.50%	1.51%
Portfolio turnover rate	431%	558%	506%	628%	493%	638%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$45.31	$47.35	$46.08	$38.33	$41.59	$39.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.41)	(.29)	(.36)	(.12)	(.18)
Net gain (loss) on investments (realized and unrealized)	(1.70)	(.14)	2.54	8.21	(3.03)	2.34
Total from investment operations	(1.74)	(.55)	2.25	7.85	(3.15)	2.16
Less distributions from:
Net investment income	—	(.02)	—	(.10)	(.11)	(.05)
Net realized gains	—	(1.47)	(.98)	—	—	—
Total distributions	—	(1.49)	(.98)	(.10)	(.11)	(.05)
Net asset value, end of period	$43.57	$45.31	$47.35	$46.08	$38.33	$41.59

Total Return[c]	(3.84%)	(0.88%)	4.82%	20.46%	(7.58%)	5.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$994	$1,842	$1,859	$3,266	$2,165	$3,033
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.85%)	(0.62%)	(0.85%)	(0.30%)	(0.44%)
Total expenses	2.37%	2.37%	2.28%	2.28%	2.25%	2.26%
Portfolio turnover rate	431%	558%	506%	628%	493%	638%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$51.54	$53.25	$51.33	$42.38	$45.62	$42.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	(.07)	.04	(.07)	.20	.11
Net gain (loss) on investments (realized and unrealized)	(1.87)	(.15)	2.86	9.12	(3.33)	2.58
Total from investment operations	(1.79)	(.22)	2.90	9.05	(3.13)	2.69
Less distributions from:
Net investment income	—	(.02)	—	(.10)	(.11)	(.05)
Net realized gains	—	(1.47)	(.98)	—	—	—
Total distributions	—	(1.49)	(.98)	(.10)	(.11)	(.05)
Net asset value, end of period	$49.75	$51.54	$53.25	$51.33	$42.38	$45.62

Total Return	(3.47%)	(0.16%)	5.58%	21.36%	(6.86%)	6.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,314	$10,928	$7,888	$21,143	$48,048	$8,968
Ratios to average net assets:
Net investment income (loss)	0.33%	(0.13%)	0.08%	(0.16%)	0.47%	0.25%
Total expenses	1.62%	1.62%	1.53%	1.53%	1.51%	1.51%
Portfolio turnover rate	431%	558%	506%	628%	493%	638%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Avon Products, Inc.	2.9%
Shake Shack, Inc. — Class A	2.5%
Medpace Holdings, Inc.	1.9%
Perficient, Inc.	1.7%
NeoGenomics, Inc.	1.6%
Innovative Industrial Properties, Inc.	1.5%
CONMED Corp.	1.5%
KEMET Corp.	1.4%
Cardiovascular Systems, Inc.	1.4%
Nanometrics, Inc.	1.3%
Top Ten Total	17.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(6.12%)	(20.95%)	6.11%	9.90%
A-Class Shares with sales charge‡	(10.57%)	(24.70%)	5.08%	9.37%
C-Class Shares	(6.48%)	(21.54%)	5.32%	9.08%
C-Class Shares with CDSC§	(7.41%)	(22.26%)	5.32%	9.08%
H-Class Shares	(6.12%)	(20.94%)	6.11%	9.90%
S&P SmallCap 600 Pure Growth Index	(5.25%)	(19.46%)	8.06%	12.13%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Consumer, Non-cyclical - 29.8%
Avon Products, Inc.*	52,240	$229,856
Medpace Holdings, Inc.*	1,800	151,272
NeoGenomics, Inc.*	6,730	128,678
CONMED Corp.	1,250	120,188
Cardiovascular Systems, Inc.*	2,270	107,870
Xencor, Inc.*	2,540	85,674
Tactile Systems Technology, Inc.*	1,830	77,446
Medifast, Inc.	730	75,650
Arrowhead Pharmaceuticals, Inc.*	2,450	69,041
Career Education Corp.*	4,330	68,804
WD-40 Co.	366	67,176
Inter Parfums, Inc.	957	66,961
Luminex Corp.	3,226	66,617
Supernus Pharmaceuticals, Inc.*	2,313	63,561
Neogen Corp.*	902	61,435
Eagle Pharmaceuticals, Inc.*	1,080	61,096
AngioDynamics, Inc.*	3,275	60,325
Cardtronics plc — Class A*	1,650	49,896
Innoviva, Inc.*	4,482	47,240
Integer Holdings Corp.*	620	46,847
HMS Holdings Corp.*	1,310	45,149
Harsco Corp.*	2,328	44,139
Monro, Inc.	520	41,085
Ensign Group, Inc.	855	40,553
Corcept Therapeutics, Inc.*	2,861	40,440
Heska Corp.*	534	37,845
Care.com, Inc.*	3,440	35,948
CorVel Corp.*	472	35,730
Addus HomeCare Corp.*	380	30,126
Strategic Education, Inc.	220	29,894
AMN Healthcare Services, Inc.*	514	29,586
Amphastar Pharmaceuticals, Inc.*	1,415	28,059
American Public Education, Inc.*	1,240	27,701
Surmodics, Inc.*	569	26,026
CryoLife, Inc.*	840	22,806
REGENXBIO, Inc.*	620	22,072
Forrester Research, Inc.	530	17,034
Merit Medical Systems, Inc.*	525	15,991
Tivity Health, Inc.*	955	15,882
Spectrum Pharmaceuticals, Inc.*	1,900	15,760
Endo International plc*	4,760	15,280
BioTelemetry, Inc.*	375	15,274
Vanda Pharmaceuticals, Inc.*	1,120	14,874
Meridian Bioscience, Inc.	1,340	12,717
Total Consumer, Non-cyclical		2,365,604

Financial - 16.5%
Innovative Industrial Properties, Inc. REIT[1]	1,320	121,928
Agree Realty Corp. REIT	1,210	88,511
RLI Corp.	790	73,399
Four Corners Property Trust, Inc. REIT	2,528	71,492
Redwood Trust, Inc. REIT	3,760	61,702
eHealth, Inc.*	885	59,109
Armada Hoffler Properties, Inc. REIT	3,180	57,526
United Fire Group, Inc.	1,170	54,967
Old National Bancorp	3,173	54,591
Triumph Bancorp, Inc.*	1,703	54,309
Blucora, Inc.*	2,360	51,070
LegacyTexas Financial Group, Inc.	1,102	47,970
HCI Group, Inc.	1,140	47,925
Independent Bank Corp.	640	47,776
Easterly Government Properties, Inc. REIT	2,200	46,860
Urstadt Biddle Properties, Inc. — Class A REIT	1,730	41,001
Community Bank System, Inc.	660	40,715
Universal Insurance Holdings, Inc.	1,310	39,287
Marcus & Millichap, Inc.*	1,030	36,555
City Holding Co.	470	35,838
Washington Prime Group, Inc. REIT[1]	8,102	33,542
Community Healthcare Trust, Inc. REIT	730	32,522
Seacoast Banking Corporation of Florida*	1,189	30,094
National Storage Affiliates Trust REIT	850	28,365
Glacier Bancorp, Inc.	640	25,894
Westamerica Bancorporation	400	24,872
Total Financial		1,307,820

Consumer, Cyclical - 16.0%
Shake Shack, Inc. — Class A*	1,996	195,688
Wingstop, Inc.	1,174	102,467
Regis Corp.*	3,620	73,196
Guess?, Inc.	3,930	72,823
Shoe Carnival, Inc.	2,210	71,626
Sleep Number Corp.*	1,706	70,492
Cavco Industries, Inc.*	317	60,893
iRobot Corp.*,1	944	58,216
BJ’s Restaurants, Inc.	1,480	57,483
Allegiant Travel Co. — Class A	370	55,374
Marcus Corp.	1,490	55,145
UniFirst Corp.	230	44,878
Mobile Mini, Inc.	1,180	43,495
Dorman Products, Inc.*	539	42,872
Crocs, Inc.*	1,520	42,195
Children’s Place, Inc.	530	40,805
Ruth’s Hospitality Group, Inc.	1,920	39,197
Kontoor Brands, Inc.	930	32,643
El Pollo Loco Holdings, Inc.*	2,790	30,578
Dave & Buster’s Entertainment, Inc.	726	28,278
Dine Brands Global, Inc.	370	28,068
Tailored Brands, Inc.[1]	5,400	23,760
Total Consumer, Cyclical		1,270,172

Industrial - 10.5%
KEMET Corp.	6,046	109,916
SPX Corp.*	2,150	86,021
DXP Enterprises, Inc.*	2,053	71,280
Matson, Inc.	1,810	67,893
Vicor Corp.*	2,261	66,745
Franklin Electric Company, Inc.	1,176	56,225
Exponent, Inc.	700	48,930
Mesa Laboratories, Inc.	190	45,177
AeroVironment, Inc.*	820	43,919

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
ESCO Technologies, Inc.	540	$42,963
Proto Labs, Inc.*	420	42,882
Albany International Corp. — Class A	470	42,375
Aerojet Rocketdyne Holdings, Inc.*	659	33,286
US Ecology, Inc.	430	27,494
National Presto Industries, Inc.	290	25,836
Raven Industries, Inc.	770	25,764
Total Industrial		836,706

Technology - 9.2%
Nanometrics, Inc.*	3,234	105,493
SPS Commerce, Inc.*	1,746	82,184
Tabula Rasa HealthCare, Inc.*,1	1,430	78,564
Cabot Microelectronics Corp.	516	72,864
Bottomline Technologies DE, Inc.*	1,543	60,717
Unisys Corp.*	7,278	54,075
CTS Corp.	1,480	47,893
Agilysys, Inc.*	1,845	47,250
Omnicell, Inc.*	609	44,013
Brooks Automation, Inc.	1,180	43,696
Virtusa Corp.*	980	35,300
3D Systems Corp.*,1	3,787	30,864
NextGen Healthcare, Inc.*	1,475	23,113
Total Technology		726,026

Energy - 8.7%
Renewable Energy Group, Inc.*	5,645	84,704
QEP Resources, Inc.	18,430	68,191
Callon Petroleum Co.*	14,690	63,755
DMC Global, Inc.[1]	1,370	60,253
Valaris plc*	12,370	59,500
Archrock, Inc.	5,314	52,981
Denbury Resources, Inc.*	42,850	50,991
SunCoke Energy, Inc.*	8,697	49,051
Penn Virginia Corp.*	1,679	48,808
HighPoint Resources Corp.*	30,530	48,543
ProPetro Holding Corp.*	4,860	44,177
Carrizo Oil & Gas, Inc.*	3,330	28,588
KLX Energy Services Holdings, Inc.*	3,176	27,456
Total Energy		686,998

Communications - 6.3%
Perficient, Inc.*	3,550	136,959
Iridium Communications, Inc.*	3,690	78,523
Liquidity Services, Inc.*	7,210	53,354
Harmonic, Inc.*	6,360	41,849
8x8, Inc.*	1,620	33,566
EW Scripps Co. — Class A	2,517	33,426
Viavi Solutions, Inc.*	2,310	32,351
QuinStreet, Inc.*	2,468	31,072
Stamps.com, Inc.*	410	30,525
ATN International, Inc.	510	29,769
Total Communications		501,394

Basic Materials - 2.7%
Kaiser Aluminum Corp.	830	82,145
Innospec, Inc.	730	65,072
Hawkins, Inc.	1,173	49,853
Quaker Chemical Corp.	120	18,977
Total Basic Materials		216,047

Total Common Stocks
(Cost $6,383,872)		7,910,767

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$33,337	33,337
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	10,720	10,720
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	9,648	9,648
Total Repurchase Agreements
(Cost $53,705)		53,705

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[4]	221,319	221,319
Total Securities Lending Collateral
(Cost $221,319)		221,319

Total Investments - 103.2%
(Cost $6,658,896)		$8,185,791
Other Assets & Liabilities, net - (3.2)%		(249,765)
Total Net Assets - 100.0%		$7,936,026

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P SMALLCAP 600® PURE GROWTH FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	Securities lending collateral — See Note 7.
[4]	Rate indicated is the 7-day yield as of September 30, 2019.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,910,767	$—	$—	$7,910,767
Repurchase Agreements	—	53,705	—	53,705
Securities Lending Collateral	221,319	—	—	221,319
Total Assets	$8,132,086	$53,705	$—	$8,185,791

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $213,311 of securities loaned (cost $6,605,191)	$8,132,086
Repurchase agreements, at value (cost $53,705)	53,705
Receivables:
Securities sold	163,491
Dividends	6,438
Fund shares sold	3,836
Securities lending income	269
Interest	3
Total assets	8,359,828

Liabilities:
Payable for:
Return of securities lending collateral	221,319
Fund shares redeemed	181,188
Management fees	4,874
Distribution and service fees	2,161
Transfer agent and administrative fees	1,625
Portfolio accounting fees	650
Trustees’ fees*	207
Miscellaneous	11,778
Total liabilities	423,802
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,936,026

Net assets consist of:
Paid in capital	$8,346,941
Total distributable earnings (loss)	(410,915)
Net assets	$7,936,026

A-Class:
Net assets	$2,313,021
Capital shares outstanding	37,778
Net asset value per share	$61.23
Maximum offering price per share (Net asset value divided by 95.25%)	$64.28

C-Class:
Net assets	$902,067
Capital shares outstanding	16,754
Net asset value per share	$53.84

H-Class:
Net assets	$4,720,938
Capital shares outstanding	77,112
Net asset value per share	$61.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$50,229
Interest	741
Income from securities lending, net	3,114
Total investment income	54,084

Expenses:
Management fees	41,505
Distribution and service fees:
A-Class	2,993
C-Class	5,450
H-Class	9,479
Transfer agent and administrative fees	13,835
Registration fees	6,403
Portfolio accounting fees	5,534
Trustees’ fees*	1,723
Custodian fees	797
Line of credit fees	2
Miscellaneous	5,758
Total expenses	93,479
Net investment loss	(39,395)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(95,675)
Net realized loss	(95,675)
Net change in unrealized appreciation (depreciation) on:
Investments	(554,015)
Net change in unrealized appreciation (depreciation)	(554,015)
Net realized and unrealized loss	(649,690)
Net decrease in net assets resulting from operations	$(689,085)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(39,395)	$(322,961)
Net realized loss on investments	(95,675)	(170,877)
Net change in unrealized appreciation (depreciation) on investments	(554,015)	(396,935)
Net decrease in net assets resulting from operations	(689,085)	(890,773)

Distributions to shareholders:
A-Class	—	(199,451)
C-Class	—	(184,824)
H-Class	—	(801,038)
Total distributions to shareholders	—	(1,185,313)

Capital share transactions:
Proceeds from sale of shares
A-Class	427,242	7,538,860
C-Class	38,270	3,647,297
H-Class	16,128,025	129,539,372
Distributions reinvested
A-Class	—	186,968
C-Class	—	176,270
H-Class	—	791,837
Cost of shares redeemed
A-Class	(361,187)	(6,699,917)
C-Class	(312,891)	(4,578,267)
H-Class	(18,467,601)	(137,087,116)
Net decrease from capital share transactions	(2,548,142)	(6,484,696)
Net decrease in net assets	(3,237,227)	(8,560,782)

Net assets:
Beginning of period	11,173,253	19,734,035
End of period	$7,936,026	$11,173,253

Capital share activity:
Shares sold
A-Class	6,615	96,228
C-Class	663	52,419
H-Class	256,926	1,703,060
Shares issued from reinvestment of distributions
A-Class	—	2,842
C-Class	—	3,029
H-Class	—	12,038
Shares redeemed
A-Class	(5,590)	(88,180)
C-Class	(5,650)	(70,247)
H-Class	(295,215)	(1,815,964)
Net decrease in shares	(42,251)	(104,775)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$65.22	$71.79	$65.58	$52.28	$58.90	$52.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.70)	(.63)	(.41)	(.20)	(.46)
Net gain (loss) on investments (realized and unrealized)	(3.80)	(.94)	9.35	13.71	(6.42)	6.37
Total from investment operations	(3.99)	(1.64)	8.72	13.30	(6.62)	5.91
Less distributions from:
Net realized gains	—	(4.93)	(2.51)	—	—	—
Total distributions	—	(4.93)	(2.51)	—	—	—
Net asset value, end of period	$61.23	$65.22	$71.79	$65.58	$52.28	$58.90

Total Return[c]	(6.12%)	(2.34%)	13.41%	25.44%	(11.24%)	11.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,313	$2,397	$1,857	$2,526	$2,451	$2,825
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.93%)	(0.91%)	(0.71%)	(0.36%)	(0.88%)
Total expenses	1.62%	1.62%	1.53%	1.52%	1.50%	1.51%
Portfolio turnover rate	166%	421%	643%	818%	309%	380%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$57.57	$64.43	$59.55	$47.82	$54.28	$49.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(1.16)	(.96)	(.79)	(.62)	(.74)
Net gain (loss) on investments (realized and unrealized)	(3.35)	(.77)	8.35	12.52	(5.84)	5.81
Total from investment operations	(3.73)	(1.93)	7.39	11.73	(6.46)	5.07
Less distributions from:
Net realized gains	—	(4.93)	(2.51)	—	—	—
Total distributions	—	(4.93)	(2.51)	—	—	—
Net asset value, end of period	$53.84	$57.57	$64.43	$59.55	$47.82	$54.28

Total Return[c]	(6.48%)	(3.06%)	12.52%	24.51%	(11.90%)	10.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$902	$1,252	$2,354	$3,054	$2,542	$5,436
Ratios to average net assets:
Net investment income (loss)	(1.36%)	(1.70%)	(1.52%)	(1.48%)	(1.19%)	(1.50%)
Total expenses	2.37%	2.36%	2.28%	2.28%	2.25%	2.25%
Portfolio turnover rate	166%	421%	643%	818%	309%	380%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$65.21	$71.78	$65.58	$52.27	$58.89	$52.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.77)	(.55)	(.44)	(.28)	(.31)
Net gain (loss) on investments (realized and unrealized)	(3.78)	(.87)	9.26	13.75	(6.34)	6.21
Total from investment operations	(3.99)	(1.64)	8.71	13.31	(6.62)	5.90
Less distributions from:
Net realized gains	—	(4.93)	(2.51)	—	—	—
Total distributions	—	(4.93)	(2.51)	—	—	—
Net asset value, end of period	$61.22	$65.21	$71.78	$65.58	$52.27	$58.89

Total Return	(6.12%)	(2.33%)	13.38%	25.46%	(11.24%)	11.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,721	$7,525	$15,523	$31,750	$25,046	$50,810
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.99%)	(0.80%)	(0.75%)	(0.49%)	(0.58%)
Total expenses	1.61%	1.61%	1.53%	1.53%	1.50%	1.49%
Portfolio turnover rate	166%	421%	643%	818%	309%	380%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Sonic Automotive, Inc. — Class A	2.5%
Group 1 Automotive, Inc.	2.0%
Ultra Clean Holdings, Inc.	1.9%
William Lyon Homes — Class A	1.9%
Griffon Corp.	1.9%
M/I Homes, Inc.	1.8%
Hibbett Sports, Inc.	1.8%
Meritage Homes Corp.	1.7%
Century Communities, Inc.	1.7%
GMS, Inc.	1.7%
Top Ten Total	18.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(2.75%)	(17.16%)	1.18%	5.08%
A-Class Shares with sales charge‡	(7.37%)	(21.09%)	0.20%	4.57%
C-Class Shares	(3.12%)	(17.75%)	0.42%	4.28%
C-Class Shares with CDSC§	(4.09%)	(18.58%)	0.42%	4.28%
H-Class Shares	(2.75%)	(17.11%)	1.21%	5.08%
S&P SmallCap 600 Pure Value Index	(1.43%)	(15.24%)	3.24%	7.54%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Cyclical - 38.9%
Sonic Automotive, Inc. — Class A	28,711	$901,813
Group 1 Automotive, Inc.	7,526	694,725
William Lyon Homes — Class A*	33,899	690,184
M/I Homes, Inc.*	17,400	655,110
Hibbett Sports, Inc.*	27,391	627,254
Meritage Homes Corp.*	8,706	612,467
Century Communities, Inc.*	19,959	611,344
GMS, Inc.*	20,871	599,415
Lithia Motors, Inc. — Class A	3,715	491,792
Winnebago Industries, Inc.	11,569	443,671
MDC Holdings, Inc.	8,694	374,711
Genesco, Inc.*	8,051	322,201
Zumiez, Inc.*	9,851	312,030
Anixter International, Inc.*	4,428	306,063
Cato Corp. — Class A	17,307	304,776
Vitamin Shoppe, Inc.*	45,877	299,118
American Axle & Manufacturing Holdings, Inc.*	34,869	286,623
Red Robin Gourmet Burgers, Inc.*	8,542	284,107
Conn’s, Inc.*	9,956	247,506
ScanSource, Inc.*	7,992	244,156
Chico’s FAS, Inc.	60,331	243,134
Core-Mark Holding Company, Inc.	7,198	231,164
Express, Inc.*	66,839	229,926
LGI Homes, Inc.*	2,641	220,048
Wabash National Corp.	14,933	216,678
Office Depot, Inc.	122,824	215,556
Veritiv Corp.*	11,090	200,507
Abercrombie & Fitch Co. — Class A	12,468	194,501
Lumber Liquidators Holdings, Inc.*,1	19,246	189,958
MarineMax, Inc.*	12,094	187,215
EZCORP, Inc. — Class A*	28,161	181,779
Vista Outdoor, Inc.*	27,823	172,224
Cooper-Standard Holdings, Inc.*	4,091	167,240
Haverty Furniture Companies, Inc.	7,899	160,113
Big Lots, Inc.	6,239	152,855
J.C. Penney Company, Inc.*	162,869	144,774
Caleres, Inc.	5,772	135,123
Ethan Allen Interiors, Inc.	5,772	110,245
Titan International, Inc.	39,088	105,538
SkyWest, Inc.	1,835	105,329
Unifi, Inc.*	4,767	104,493
Signet Jewelers Ltd.	6,180	103,577
PriceSmart, Inc.	1,350	95,985
Vera Bradley, Inc.*	9,361	94,546
Bloomin’ Brands, Inc.	4,721	89,369
Motorcar Parts of America, Inc.*	5,131	86,714
Cooper Tire & Rubber Co.	3,284	85,778
G-III Apparel Group Ltd.*	3,131	80,686
Barnes & Noble Education, Inc.*	23,499	73,317
Fossil Group, Inc.*	5,597	70,018
GameStop Corp. — Class A1	7,327	40,445
Total Consumer, Cyclical		13,797,901

Industrial - 19.1%
Griffon Corp.	31,527	661,121
Boise Cascade Co.	12,106	394,534
TTM Technologies, Inc.*	28,863	351,984
Universal Forest Products, Inc.	8,812	351,423
Lydall, Inc.*	12,912	321,638
Olympic Steel, Inc.	22,307	321,221
Benchmark Electronics, Inc.	9,851	286,270
Sanmina Corp.*	8,507	273,160
MYR Group, Inc.*	8,015	250,789
Arcosa, Inc.	6,614	226,265
Echo Global Logistics, Inc.*	9,933	224,983
ArcBest Corp.	7,374	224,538
Patrick Industries, Inc.*	4,861	208,440
US Concrete, Inc.*	3,622	200,224
TopBuild Corp.*	2,068	199,417
Ichor Holdings Ltd.*	8,144	196,922
Aegion Corp. — Class A*	8,939	191,116
TimkenSteel Corp.*	30,171	189,776
SEACOR Holdings, Inc.*	3,856	181,502
CIRCOR International, Inc.*	4,266	160,188
Atlas Air Worldwide Holdings, Inc.*	6,171	155,694
Powell Industries, Inc.	3,435	134,480
Greenbrier Companies, Inc.	4,289	129,185
Comtech Telecommunications Corp.	3,856	125,320
Encore Wire Corp.	1,951	109,802
SPX FLOW, Inc.*	2,524	99,597
Briggs & Stratton Corp.	16,150	97,869
Mueller Industries, Inc.	3,342	95,848
Astec Industries, Inc.	3,061	95,197
Tredegar Corp.	4,592	89,636
Apogee Enterprises, Inc.	2,233	87,065
Bel Fuse, Inc. — Class B	5,014	75,361
Matthews International Corp. — Class A	2,092	74,036
Total Industrial		6,784,601

Consumer, Non-cyclical - 13.5%
Kelly Services, Inc. — Class A	18,334	444,049
Fresh Del Monte Produce, Inc.	11,910	406,250
Magellan Health, Inc.*	5,936	368,625
United Natural Foods, Inc.*	31,433	362,108
Cross Country Healthcare, Inc.*	31,912	328,694
ABM Industries, Inc.	9,033	328,079
Rent-A-Center, Inc.	11,616	299,577
Seneca Foods Corp. — Class A*	9,008	280,870
SpartanNash Co.	21,080	249,376
Lannett Company, Inc.*,1	20,508	229,690
Andersons, Inc.	10,237	229,616
Invacare Corp.	26,842	201,315
Quanex Building Products Corp.	9,524	172,194
TrueBlue, Inc.*	7,783	164,221
Team, Inc.*	8,706	157,143
Universal Corp.	2,350	128,803
Owens & Minor, Inc.	20,298	117,931
Dean Foods Co.[1]	67,190	77,941
Diplomat Pharmacy, Inc.*	14,396	70,540
Select Medical Holdings Corp.*	4,124	68,335

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Central Garden & Pet Co. — Class A*	1,893	$52,484
Assertio Therapeutics, Inc.*	27,239	34,866
Central Garden & Pet Co.*	479	14,001
Total Consumer, Non-cyclical		4,786,708

Financial - 8.9%
Realogy Holdings Corp.[1]	49,535	330,894
Encore Capital Group, Inc.*	9,548	318,187
INTL FCStone, Inc.*	6,743	276,868
iStar, Inc. REIT	18,673	243,683
Ambac Financial Group, Inc.*	11,907	232,782
Customers Bancorp, Inc.*	8,776	182,014
Stewart Information Services Corp.	3,774	146,393
Third Point Reinsurance Ltd.*	12,678	126,653
Opus Bank	5,504	119,822
Summit Hotel Properties, Inc. REIT	10,108	117,253
Invesco Mortgage Capital, Inc. REIT	7,070	108,242
Horace Mann Educators Corp.	2,290	106,096
PRA Group, Inc.*	3,131	105,796
CBL & Associates Properties, Inc. REIT	80,781	104,207
PennyMac Mortgage Investment Trust REIT	4,499	100,013
Capstead Mortgage Corp. REIT	13,134	96,535
Pacific Premier Bancorp, Inc.	2,629	81,999
Hope Bancorp, Inc.	5,656	81,107
Xenia Hotels & Resorts, Inc. REIT	3,822	80,720
Hersha Hospitality Trust REIT	5,142	76,513
Apollo Commercial Real Estate Finance, Inc. REIT	3,658	70,124
Cedar Realty Trust, Inc. REIT	23,055	69,165
Total Financial		3,175,066

Energy - 6.9%
Par Pacific Holdings, Inc.*	14,526	332,064
Green Plains, Inc.	22,014	233,238
US Silica Holdings, Inc.	21,127	201,974
Range Resources Corp.	51,890	198,220
Helix Energy Solutions Group, Inc.*	22,435	180,826
REX American Resources Corp.*	2,278	173,880
McDermott International, Inc.*,1	85,670	173,053
SM Energy Co.	15,402	149,245
Newpark Resources, Inc.*	16,932	129,022
SRC Energy, Inc.*	25,836	120,396
Laredo Petroleum, Inc.*	43,411	104,621
C&J Energy Services, Inc.*	9,733	104,435
Matrix Service Co.*	5,107	87,534
Exterran Corp.*	5,071	66,227
Oil States International, Inc.*	4,919	65,423
Diamond Offshore Drilling, Inc.*	11,545	64,190
Gulfport Energy Corp.*	21,314	57,761
Ring Energy, Inc.*	11,954	19,605
Total Energy		2,461,714

Basic Materials - 6.2%
PH Glatfelter Co.	28,442	437,722
Kraton Corp.*	11,593	374,338
Clearwater Paper Corp.*	14,349	303,051
Mercer International, Inc.	19,328	242,373
Century Aluminum Co.*	33,291	220,886
Koppers Holdings, Inc.*	5,971	174,413
Rayonier Advanced Materials, Inc.	29,108	126,038
Schweitzer-Mauduit International, Inc.	3,004	112,470
Innophos Holdings, Inc.	3,448	111,922
AdvanSix, Inc.*	4,253	109,387
Total Basic Materials		2,212,600

Technology - 4.3%
Ultra Clean Holdings, Inc.*	47,314	692,441
Insight Enterprises, Inc.*	5,725	318,825
Photronics, Inc.*	16,500	179,520
Pitney Bowes, Inc.	22,576	103,172
Sykes Enterprises, Inc.*	3,050	93,452
Donnelley Financial Solutions, Inc.*	5,667	69,817
TiVo Corp.	8,484	64,606
Total Technology		1,521,833

Communications - 1.6%
Gannett Company, Inc.	26,128	280,615
New Media Investment Group, Inc.[1]	17,201	151,541
Digi International, Inc.*	7,538	102,667
Frontier Communications Corp.*	38,468	33,352
Total Communications		568,175

Total Common Stocks
(Cost $34,500,085)		35,308,598

RIGHTS†††,2 - 0.0%
A Schulman, Inc.*	1,520	—
Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	$45,582	45,582
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	14,657	14,657
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	13,192	13,192
Total Repurchase Agreements
(Cost $73,431)		73,431

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 2.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	695,208	$695,208
Total Securities Lending Collateral
(Cost $695,208)		695,208

Total Investments - 101.6%
(Cost $35,268,724)		$36,077,237
Other Assets & Liabilities, net - (1.6)%		(576,856)
Total Net Assets - 100.0%		$35,500,381

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Security was fair valued by the Valuation Committee at September 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 6.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$35,308,598	$—	$—		$35,308,598
Rights	—	—	—	*	—
Repurchase Agreements	—	73,431	—		73,431
Securities Lending Collateral	695,208	—	—		695,208
Total Assets	$36,003,806	$73,431	$—		$36,077,237

*	Includes securities with a market value of $0.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $650,596 of securities loaned (cost $35,195,293)	$36,003,806
Repurchase agreements, at value (cost $73,431)	73,431
Receivables:
Fund shares sold	130,832
Dividends	18,739
Securities lending income	733
Interest	5
Total assets	36,227,546

Liabilities:
Payable for:
Return of securities lending collateral	695,208
Management fees	11,225
Distribution and service fees	3,963
Transfer agent and administrative fees	3,742
Portfolio accounting fees	1,497
Fund shares redeemed	1,333
Trustees’ fees*	177
Miscellaneous	10,020
Total liabilities	727,165
Commitments and contingent liabilities (Note 11)	—
Net assets	$35,500,381

Net assets consist of:
Paid in capital	$42,364,759
Total distributable earnings (loss)	(6,864,378)
Net assets	$35,500,381

A-Class:
Net assets	$1,308,734
Capital shares outstanding	52,031
Net asset value per share	$25.15
Maximum offering price per share (Net asset value divided by 95.25%)	$26.40

C-Class:
Net assets	$343,301
Capital shares outstanding	16,005
Net asset value per share	$21.45

H-Class:
Net assets	$33,848,346
Capital shares outstanding	1,349,109
Net asset value per share	$25.09

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$64,145
Interest	502
Income from securities lending, net	2,244
Total investment income	66,891

Expenses:
Management fees	31,423
Distribution and service fees:
A-Class	1,399
C-Class	2,968
H-Class	8,334
Transfer agent and administrative fees	10,474
Registration fees	6,323
Portfolio accounting fees	4,190
Trustees’ fees*	1,608
Custodian fees	607
Line of credit fees	32
Miscellaneous	2,741
Total expenses	70,099
Net investment loss	(3,208)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(358,614)
Net realized loss	(358,614)
Net change in unrealized appreciation (depreciation) on:
Investments	(184,000)
Net change in unrealized appreciation (depreciation)	(184,000)
Net realized and unrealized loss	(542,614)
Net decrease in net assets resulting from operations	$(545,822)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,208)	$4,020
Net realized loss on investments	(358,614)	(597,081)
Net change in unrealized appreciation (depreciation) on investments	(184,000)	112,414
Net decrease in net assets resulting from operations	(545,822)	(480,647)

Capital share transactions:
Proceeds from sale of shares
A-Class	584,899	3,963,689
C-Class	31,690	1,906,223
H-Class	59,278,272	90,671,854
Cost of shares redeemed
A-Class	(581,035)	(3,227,735)
C-Class	(722,238)	(2,343,774)
H-Class	(33,991,001)	(88,932,802)
Net increase from capital share transactions	24,600,587	2,037,455
Net increase in net assets	24,054,765	1,556,808

Net assets:
Beginning of period	11,445,616	9,888,808
End of period	$35,500,381	$11,445,616

Capital share activity:
Shares sold
A-Class	22,806	137,867
C-Class	1,400	76,965
H-Class	2,398,331	3,174,393
Shares redeemed
A-Class	(22,173)	(114,025)
C-Class	(33,033)	(93,594)
H-Class	(1,400,422)	(3,098,645)
Net increase in shares	966,909	82,961

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$25.86	$27.64	$27.24	$23.16	$25.81	$25.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.06	(.08)	(.14)	(.10)	(.03)
Net gain (loss) on investments (realized and unrealized)	(.68)	(1.84)	.48	4.22	(2.55)	.18
Total from investment operations	(.71)	(1.78)	.40	4.08	(2.65)	.15
Net asset value, end of period	$25.15	$25.86	$27.64	$27.24	$23.16	$25.81

Total Return[c]	(2.75%)	(6.44%)	1.47%	17.62%	(10.27%)	0.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,309	$1,329	$762	$1,720	$1,113	$1,592
Ratios to average net assets:
Net investment income (loss)	(0.21%)	0.21%	(0.30%)	(0.50%)	(0.42%)	(0.10%)
Total expenses	1.62%	1.62%	1.53%	1.53%	1.50%	1.50%
Portfolio turnover rate	307%	534%	1,832%	1,449%	417%	579%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$22.14	$23.84	$23.68	$20.28	$22.78	$22.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.13)	(.21)	(.28)	(.24)	(.19)
Net gain (loss) on investments (realized and unrealized)	(.58)	(1.57)	.37	3.68	(2.26)	.16
Total from investment operations	(.69)	(1.70)	.16	3.40	(2.50)	(.03)
Net asset value, end of period	$21.45	$22.14	$23.84	$23.68	$20.28	$22.78

Total Return[c]	(3.12%)	(7.13%)	0.68%	16.77%	(10.97%)	(0.13%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$343	$1,055	$1,532	$1,778	$1,847	$3,082
Ratios to average net assets:
Net investment income (loss)	(1.04%)	(0.53%)	(0.90%)	(1.26%)	(1.17%)	(0.84%)
Total expenses	2.37%	2.36%	2.28%	2.28%	2.25%	2.25%
Portfolio turnover rate	307%	534%	1,832%	1,449%	417%	579%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$25.80	$27.57	$27.13	$23.07	$25.71	$25.55
Income (loss) from investment operations:
Net investment income (loss)[b]	— [d]	.02	(.09)	(.12)	(.07)	(.01)
Net gain (loss) on investments (realized and unrealized)	(.71)	(1.79)	.53	4.18	(2.57)	.17
Total from investment operations	(.71)	(1.77)	.44	4.06	(2.64)	.16
Net asset value, end of period	$25.09	$25.80	$27.57	$27.13	$23.07	$25.71

Total Return	(2.75%)	(6.42%)	1.62%	17.60%	(10.27%)	0.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,848	$9,062	$7,595	$19,782	$18,071	$11,374
Ratios to average net assets:
Net investment income (loss)	0.03%	0.06%	(0.32%)	(0.47%)	(0.32%)	(0.03%)
Total expenses	1.62%	1.62%	1.53%	1.53%	1.50%	1.50%
Portfolio turnover rate	307%	534%	1,832%	1,449%	417%	579%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net investment income (loss) is less than $0.01 per share.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	March 31, 2004
C-Class	May 10, 2001
H-Class	May 8, 2000

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	19.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	19.2%
Nestle S.A. ADR	2.2%
Novartis AG ADR	1.4%
Roche Holding AG ADR	1.4%
HSBC Holdings plc ADR	1.1%
Total S.A. ADR	0.9%
BP plc ADR	0.9%
SAP SE ADR	0.8%
Royal Dutch Shell plc — Class A ADR	0.8%
Top Ten Total	47.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Country Diversification

Country	% of Long-Term Investments
United Kingdom	31.7%
Switzerland	20.5%
France	19.5%
Germany	12.7%
Netherlands	5.5%
Spain	3.0%
Denmark	2.1%
Other	5.0%
Total Long-Term Investments	100.0%

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	3.15%	2.24%	(0.54%)	1.24%
A-Class Shares with sales charge‡	(1.76%)	(2.62%)	(1.50%)	0.75%
C-Class Shares	2.73%	1.49%	(1.24%)	0.41%
C-Class Shares with CDSC§	1.73%	0.56%	(1.24%)	0.41%
H-Class Shares	3.12%	2.21%	(0.50%)	1.18%
STOXX Europe 50 Index	3.46%	2.97%	1.57%	3.30%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The STOXX Europe 50 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 28.4%

Consumer, Non-cyclical - 12.2%
Nestle S.A. ADR	2,225	$241,190
Novartis AG ADR	1,790	155,551
Roche Holding AG ADR	4,167	151,887
AstraZeneca plc ADR	1,934	86,198
GlaxoSmithKline plc ADR	1,860	79,385
Sanofi ADR	1,681	77,881
Diageo plc ADR	442	72,276
Novo Nordisk A/S ADR	1,280	66,176
Unilever N.V. — Class Y	1,084	65,073
British American Tobacco plc ADR	1,702	62,804
Anheuser-Busch InBev S.A. ADR	624	59,373
Unilever plc ADR	873	52,467
L’Oreal S.A. ADR	911	50,927
Bayer AG ADR	2,792	49,391
Reckitt Benckiser Group plc ADR[1]	2,706	42,998
RELX plc ADR	1,500	35,580
Total Consumer, Non-cyclical		1,349,157

Financial - 4.7%
HSBC Holdings plc ADR	3,083	117,986
Allianz SE ADR	3,166	73,451
Banco Santander S.A. ADR	12,344	49,623
Zurich Insurance Group AG ADR	1,108	42,442
BNP Paribas S.A. ADR	1,729	41,963
AXA S.A. ADR	1,546	39,230
Lloyds Banking Group plc ADR	13,400	35,376
Prudential plc ADR	969	35,262
UBS Group AG*	2,706	30,605
ING Groep N.V. ADR	2,921	30,525
Intesa Sanpaolo SpA ADR	2,024	28,710
Total Financial		525,173

Energy - 2.9%
Total S.A. ADR	1,977	102,804
BP plc ADR	2,538	96,419
Royal Dutch Shell plc — Class A ADR	1,602	94,278
Eni SpA ADR	938	28,599
Total Energy		322,100

Industrial - 2.4%
Siemens AG ADR	1,192	63,873
Airbus SE ADR	1,700	55,199
Vinci S.A. ADR	1,646	44,278
Safran S.A. ADR	1,082	42,506
Schneider Electric SE ADR	2,048	35,676
ABB Ltd. ADR	1,351	26,574
Total Industrial		268,106

Basic Materials - 1.9%
Linde plc	408	79,038
BASF SE ADR	2,750	47,932
Air Liquide S.A. ADR	1,596	45,358
Rio Tinto plc ADR	800	41,672
Total Basic Materials		214,000

Technology - 1.6%
SAP SE ADR	805	94,886
ASML Holding N.V. — Class G	310	77,010
Total Technology		171,896

Utilities - 1.0%
Iberdrola S.A. ADR	1,070	44,480
Enel SpA ADR	5,700	42,522
National Grid plc ADR	518	28,039
Total Utilities		115,041

Consumer, Cyclical - 1.0%
LVMH Moet Hennessy Louis Vuitton SE ADR	1,002	79,509
Daimler AG ADR	2,510	30,998
Total Consumer, Cyclical		110,507

Communications - 0.7%
Deutsche Telekom AG ADR	2,411	40,288
Vodafone Group plc ADR	2,013	40,079
Total Communications		80,367

Total Common Stocks
(Cost $2,966,008)		3,156,347

MUTUAL FUNDS† - 38.4%
Guggenheim Strategy Fund II2	85,939	2,133,863
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	213,694	2,128,397
Total Mutual Funds
(Cost $4,262,197)		4,262,260

	Face Amount
U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	$768,000	766,884
Total U.S. Treasury Bills
(Cost $766,826)		766,884

REPURCHASE AGREEMENTS††,5 - 25.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	1,747,415	1,747,415
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	561,911	561,911
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	505,719	505,719
Total Repurchase Agreements
(Cost $2,815,045)		2,815,045

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
EUROPE 1.25x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,6 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[7]	32,436	$32,436
Total Securities Lending Collateral
(Cost $32,436)		32,436

Total Investments - 99.3%
(Cost $10,842,512)		$11,032,972
Other Assets & Liabilities, net - 0.7%		73,063
Total Net Assets - 100.0%		$11,106,035

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	303	Dec 2019	$10,691,883	$119,972

Currency Futures Contracts Purchased†
Euro FX Futures Contracts	79	Dec 2019	10,823,494	(49,005)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,156,347	$—	$—	$3,156,347
Mutual Funds	4,262,260	—	—	4,262,260
U.S. Treasury Bills	—	766,884	—	766,884
Repurchase Agreements	—	2,815,045	—	2,815,045
Securities Lending Collateral	32,436	—	—	32,436
Equity Futures Contracts**	119,972	—	—	119,972
Total Assets	$7,571,015	$3,581,929	$—	$11,152,944

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$49,005	$—	$—	$49,005

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,602,092	$2,000,000	$(1,470,000)	$(3,185)	$4,956	$2,133,863	85,939	$20,070
Guggenheim Ultra Short Duration Fund — Institutional Class	1,659,329	2,000,000	(1,530,000)	(225)	(707)	2,128,397	213,694	20,818
	$3,261,421	$4,000,000	$(3,000,000)	$(3,410)	$4,249	$4,262,260		$40,888

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value - including $30,318 of securities loaned (cost $3,765,270)	$3,955,667
Investments in affiliated issuers, at value (cost $4,262,197)	4,262,260
Repurchase agreements, at value (cost $2,815,045)	2,815,045
Segregated cash with broker	38,706
Receivables:
Fund shares sold	82,119
Foreign tax reclaims	18,404
Dividends	13,616
Interest	178
Securities lending income	157
Total assets	11,186,152

Liabilities:
Overdraft due to custodian bank	207
Payable for:
Return of securities lending collateral	32,436
Fund shares redeemed	12,428
Management fees	7,827
Variation margin on futures contracts	5,436
Distribution and service fees	2,300
Transfer agent and administrative fees	2,288
Professional fees	2,213
Portfolio accounting fees	915
Due to broker	873
Trustees’ fees*	226
Miscellaneous	12,968
Total liabilities	80,117
Commitments and contingent liabilities (Note 11)	—
Net assets	$11,106,035

Net assets consist of:
Paid in capital	$12,305,240
Total distributable earnings (loss)	(1,199,205)
Net assets	$11,106,035

A-Class:
Net assets	$139,168
Capital shares outstanding	1,584
Net asset value per share	$87.86
Maximum offering price per share (Net asset value divided by 95.25%)	$92.24

C-Class:
Net assets	$21,323
Capital shares outstanding	288
Net asset value per share	$74.10

H-Class:
Net assets	$10,945,544
Capital shares outstanding	125,492
Net asset value per share	$87.22

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $4,314)	$51,302
Dividends from securities of affiliated issuers	40,888
Interest	62,152
Income from securities lending, net	452
Total investment income	154,794

Expenses:
Management fees	52,997
Distribution and service fees:
A-Class	180
C-Class	138
H-Class	14,507
Transfer agent and administrative fees	14,721
Portfolio accounting fees	5,889
Custodian fees	843
Trustees’ fees*	659
Miscellaneous	16,068
Total expenses	106,002
Less:
Expenses waived by Adviser	(1,880)
Net expenses	104,122
Net investment income	50,672

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(198,358)
Investments in affiliated issuers	(3,410)
Futures contracts	(626,703)
Foreign currency transactions	(1,210)
Net realized loss	(829,681)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	18,245
Investments in affiliated issuers	4,249
Futures contracts	11,366
Foreign currency translations	(912)
Net change in unrealized appreciation (depreciation)	32,948
Net realized and unrealized loss	(796,733)
Net decrease in net assets resulting from operations	$(746,061)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$50,672	$62,717
Net realized loss on investments	(829,681)	(586,715)
Net change in unrealized appreciation (depreciation) on investments	32,948	7,390
Net decrease in net assets resulting from operations	(746,061)	(516,608)

Distributions to shareholders:
A-Class	—	(11,761)
C-Class	—	(5,085)
H-Class	—	(138,834)
Total distributions to shareholders	—	(155,680)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,966	113,776
C-Class	352,989	1,056,521
H-Class	229,953,690	190,754,647
Distributions reinvested
A-Class	—	9,063
C-Class	—	5,085
H-Class	—	136,099
Cost of shares redeemed
A-Class	(52,756)	(311,969)
C-Class	(356,871)	(1,209,501)
H-Class	(255,496,224)	(156,987,688)
Net increase (decrease) from capital share transactions	(25,596,206)	33,566,033
Net increase (decrease) in net assets	(26,342,267)	32,893,745

Net assets:
Beginning of period	37,448,302	4,554,557
End of period	$11,106,035	$37,448,302

Capital share activity:
Shares sold
A-Class	33	1,280
C-Class	4,785	13,646
H-Class	2,658,638	2,140,485
Shares issued from reinvestment of distributions
A-Class	—	121
C-Class	—	80
H-Class	—	1,829
Shares redeemed
A-Class	(606)	(3,484)
C-Class	(4,834)	(15,670)
H-Class	(2,973,422)	(1,744,293)
Net increase (decrease) in shares	(315,406)	393,994

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$85.18	$94.56	$84.99	$78.10	$93.32	$104.40
Income (loss) from investment operations:
Net investment income (loss)[b]	.51	1.70	.82	1.08	(.06)	.30
Net gain (loss) on investments (realized and unrealized)	2.17 [g]	(4.78)	8.99	6.51	(14.44)	(11.08)
Total from investment operations	2.68	(3.08)	9.81	7.59	(14.50)	(10.78)
Less distributions from:
Net investment income	—	(6.30)	(.24)	(.70)	(.72)	(.30)
Total distributions	—	(6.30)	(.24)	(.70)	(.72)	(.30)
Net asset value, end of period	$87.86	$85.18	$94.56	$84.99	$78.10	$93.32

Total Return[c]	3.15%	(2.32%)	11.53%	9.83%	(15.58%)	(10.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139	$184	$401	$417	$859	$1,165
Ratios to average net assets:
Net investment income (loss)	1.16%	1.89%	0.88%	1.35%	(0.08%)	0.33%
Total expenses[d]	1.79%	1.76%	1.71%	1.72%	1.67%	1.72%
Net expenses[e]	1.74%	1.76%	1.71%	1.72%	1.67%	1.72%
Portfolio turnover rate	857%	1,411%	422%	1,616%	920%	608%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$72.13	$81.77	$74.07	$68.62	$82.63	$93.15
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.96	(.09)	.35	(.54)	(.48)
Net gain (loss) on investments (realized and unrealized)	1.80 [g]	(4.30)	8.03	5.80	(12.75)	(9.74)
Total from investment operations	1.97	(3.34)	7.94	6.15	(13.29)	(10.22)
Less distributions from:
Net investment income	—	(6.30)	(.24)	(.70)	(.72)	(.30)
Total distributions	—	(6.30)	(.24)	(.70)	(.72)	(.30)
Net asset value, end of period	$74.10	$72.13	$81.77	$74.07	$68.62	$82.63

Total Return[c]	2.73%	(3.04%)	10.70%	9.09%	(16.14%)	(10.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21	$24	$187	$840	$440	$1,023
Ratios to average net assets:
Net investment income (loss)	0.46%	1.22%	(0.11%)	0.50%	(0.64%)	(0.50%)
Total expenses[d]	2.54%	2.50%	2.46%	2.49%	2.42%	2.48%
Net expenses[e]	2.49%	2.50%	2.46%	2.49%	2.42%	2.48%
Portfolio turnover rate	857%	1,411%	422%	1,616%	920%	608%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$84.58	$93.89	$84.38	$77.38	$92.50	$103.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.37	1.26	1.02	.46	.18	.60
Net gain (loss) on investments (realized and unrealized)	2.27 [g]	(4.27)	8.73	7.24	(14.58)	(11.36)
Total from investment operations	2.64	(3.01)	9.75	7.70	(14.40)	(10.76)
Less distributions from:
Net investment income	—	(6.30)	(.24)	(.70)	(.72)	(.30)
Total distributions	—	(6.30)	(.24)	(.70)	(.72)	(.30)
Net asset value, end of period	$87.22	$84.58	$93.89	$84.38	$77.38	$92.50

Total Return	3.12%	(2.28%)	11.55%	10.06%	(15.64%)	(10.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,946	$37,240	$3,967	$6,439	$4,533	$9,719
Ratios to average net assets:
Net investment income (loss)	0.86%	1.42%	1.09%	0.59%	0.19%	0.62%
Total expenses[d]	1.80%	1.76%	1.71%	1.73%	1.66%	1.72%
Net expenses[e]	1.77%	1.76%	1.71%	1.73%	1.66%	1.72%
Portfolio turnover rate	857%	1,411%	422%	1,616%	920%	608%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 28, 2016.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	February 22, 2008
C-Class	February 22, 2008
H-Class	February 22, 2008

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	20.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	15.0%
Total	35.9%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	9.12%	(11.91%)	11.07%	8.49%
A-Class Shares with sales charge‡	3.94%	(16.10%)	9.99%	7.96%
C-Class Shares	8.71%	(12.57%)	10.25%	7.73%
C-Class Shares with CDSC§	7.71%	(13.44%)	10.25%	7.73%
H-Class Shares	9.10%	(11.93%)	11.15%	8.56%
Nikkei-225 Stock Average Index	5.08%	(5.34%)	6.40%	5.94%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Nikkei-225 Stock Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
JAPAN 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 35.9%
Guggenheim Strategy Fund II1	22,247	$552,382
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	39,601	394,429
Total Mutual Funds
(Cost $949,261)		946,811

	Face Amount
FEDERAL AGENCY NOTES†† - 7.6%
Federal Farm Credit Bank
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$100,000	100,295
2.20% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	100,000	99,776
Total Federal Agency Notes
(Cost $200,000)		200,071

U.S. TREASURY BILLS†† - 5.2%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	138,000	137,800
Total U.S. Treasury Bills
(Cost $137,789)		137,800

REPURCHASE AGREEMENTS††,5 - 45.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19	745,567	745,567
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19	239,749	239,749
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19	215,774	215,774
Total Repurchase Agreements
(Cost $1,201,090)		1,201,090

Total Investments - 94.2%
(Cost $2,488,140)		$2,485,772
Other Assets & Liabilities, net - 5.8%		153,948
Total Net Assets - 100.0%		$2,639,720

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei-225 (CME) Index Futures Contracts	48	Dec 2019	$5,250,000	$51,174

Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	45	Dec 2019	5,228,719	(10,337)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$946,811	$—	$—	$946,811
Federal Agency Notes	—	200,071	—	200,071
U.S. Treasury Bills	—	137,800	—	137,800
Repurchase Agreements	—	1,201,090	—	1,201,090
Equity Futures Contracts**	51,174	—	—	51,174
Total Assets	$997,985	$1,538,961	$—	$2,536,946

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$10,337	$—	$—	$10,337

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$551,937	$—	$—	$—	$445	$552,382	22,247	$7,596
Guggenheim Ultra Short Duration Fund — Institutional Class	544,826	—	(150,000)	(374)	(23)	394,429	39,601	6,366
	$1,096,763	$—	$(150,000)	$(374)	$422	$946,811		$13,962

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $337,789)	$337,871
Investments in affiliated issuers, at value (cost $949,261)	946,811
Repurchase agreements, at value (cost $1,201,090)	1,201,090
Segregated cash with broker	72,645
Receivables:
Fund shares sold	78,346
Variation margin on futures contracts	20,319
Dividends	1,839
Interest	705
Total assets	2,659,626

Liabilities:
Payable for:
Fund shares redeemed	15,683
Management fees	1,130
Distribution and service fees	420
Transfer agent and administrative fees	402
Portfolio accounting fees	161
Trustees’ fees*	40
Miscellaneous	2,070
Total liabilities	19,906
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,639,720

Net assets consist of:
Paid in capital	$5,107,724
Total distributable earnings (loss)	(2,468,004)
Net assets	$2,639,720

A-Class:
Net assets	$267,303
Capital shares outstanding	2,042
Net asset value per share	$130.90
Maximum offering price per share (Net asset value divided by 95.25%)	$137.43

C-Class:
Net assets	$32,074
Capital shares outstanding	266
Net asset value per share	$120.45

H-Class:
Net assets	$2,340,343
Capital shares outstanding	17,745
Net asset value per share	$131.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$13,962
Interest	13,121
Total investment income	27,083

Expenses:
Management fees	8,012
Distribution and service fees:
A-Class	306
C-Class	164
H-Class	2,324
Transfer agent and administrative fees	2,671
Portfolio accounting fees	1,068
Trustees’ fees*	243
Custodian fees	150
Miscellaneous	2,400
Total expenses	17,338
Less:
Expenses waived by Adviser	(575)
Net expenses	16,763
Net investment income	10,320

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,866
Investments in affiliated issuers	(374)
Futures contracts	(78,827)
Net realized loss	(77,335)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	167
Investments in affiliated issuers	422
Futures contracts	61,745
Net change in unrealized appreciation (depreciation)	62,334
Net realized and unrealized loss	(15,001)
Net decrease in net assets resulting from operations	$(4,681)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,320	$33,302
Net realized loss on investments	(77,335)	(316,418)
Net change in unrealized appreciation (depreciation) on investments	62,334	(411,313)
Net decrease in net assets resulting from operations	(4,681)	(694,429)

Distributions to shareholders:
A-Class	—	(900)
C-Class	—	(137)
H-Class	—	(12,057)
Total distributions to shareholders	—	(13,094)

Capital share transactions:
Proceeds from sale of shares
A-Class	308,205	172,222
C-Class	218,592	625,943
H-Class	19,642,732	120,323,537
Distributions reinvested
A-Class	—	583
C-Class	—	134
H-Class	—	11,391
Cost of shares redeemed
A-Class	(258,523)	(326,361)
C-Class	(217,680)	(662,832)
H-Class	(19,188,156)	(122,716,606)
Net increase (decrease) from capital share transactions	505,170	(2,571,989)
Net increase (decrease) in net assets	500,489	(3,279,512)

Net assets:
Beginning of period	2,139,231	5,418,743
End of period	$2,639,720	$2,139,231

Capital share activity:
Shares sold
A-Class	2,497	1,347
C-Class	1,891	5,185
H-Class	157,381	907,364
Shares issued from reinvestment of distributions
A-Class	—	5
C-Class	—	1
H-Class	—	95
Shares redeemed
A-Class	(2,218)	(2,550)
C-Class	(1,894)	(5,457)
H-Class	(155,336)	(927,706)
Net increase (decrease) in shares	2,321	(21,716)

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$119.96	$136.57	$102.24	$78.81	$93.15	$77.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.64	1.22	(.03)	(.74)	(1.12)	(1.00)
Net gain (loss) on investments (realized and unrealized)	10.30 [g]	(17.32)	38.80 [g]	24.17	(13.22)	16.92
Total from investment operations	10.94	(16.10)	38.77	23.43	(14.34)	15.92
Less distributions from:
Net investment income	—	(.51)	—	—	—	—
Net realized gains	—	—	(4.44)	—	—	—
Total distributions	—	(.51)	(4.44)	—	—	—
Net asset value, end of period	$130.90	$119.96	$136.57	$102.24	$78.81	$93.15

Total Return[c]	9.12%	(11.79%)	37.94%	29.73%	(15.41%)	20.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$267	$211	$404	$389	$351	$447
Ratios to average net assets:
Net investment income (loss)	1.03%	0.93%	(0.02%)	(0.80%)	(1.22%)	(1.27%)
Total expenses[d]	1.61%	1.58%	1.51%	1.52%	1.51%	1.54%
Net expenses[e]	1.55%	1.56%	1.51%	1.52%	1.51%	1.54%
Portfolio turnover rate	—	—	17%	1,225%	543%	405%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$110.80	$127.14	$96.17	$74.63	$88.92	$73.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.19	(.80)	(1.33)	(1.68)	(1.56)
Net gain (loss) on investments (realized and unrealized)	9.48 [g]	(16.02)	36.21 [g]	22.87	(12.61)	16.50
Total from investment operations	9.65	(15.83)	35.41	21.54	(14.29)	14.94
Less distributions from:
Net investment income	—	(.51)	—	—	—	—
Net realized gains	—	—	(4.44)	—	—	—
Total distributions	—	(.51)	(4.44)	—	—	—
Net asset value, end of period	$120.45	$110.80	$127.14	$96.17	$74.63	$88.92

Total Return[c]	8.71%	(12.43%)	36.90%	28.74%	(16.06%)	20.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32	$30	$69	$52	$56	$317
Ratios to average net assets:
Net investment income (loss)	0.30%	0.16%	(0.68%)	(1.53%)	(1.91%)	(2.04%)
Total expenses[d]	2.36%	2.33%	2.26%	2.27%	2.24%	2.30%
Net expenses[e]	2.30%	2.31%	2.26%	2.27%	2.24%	2.30%
Portfolio turnover rate	—	—	17%	1,225%	543%	405%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$120.89	$137.58	$102.97	$79.15	$93.52	$77.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.61	1.09	(.12)	(.86)	(1.08)	(1.04)
Net gain (loss) on investments (realized and unrealized)	10.39 [g]	(17.27)	39.17 [g]	24.68	(13.29)	17.04
Total from investment operations	11.00	(16.18)	39.05	23.82	(14.37)	16.00
Less distributions from:
Net investment income	—	(.51)	—	—	—	—
Net realized gains	—	—	(4.44)	—	—	—
Total distributions	—	(.51)	(4.44)	—	—	—
Net asset value, end of period	$131.89	$120.89	$137.58	$102.97	$79.15	$93.52

Total Return	9.10%	(11.76%)	37.95%	30.08%	(15.36%)	20.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,340	$1,898	$4,946	$3,145	$2,413	$16,862
Ratios to average net assets:
Net investment income (loss)	0.97%	0.83%	(0.10%)	(0.95%)	(1.17%)	(1.28%)
Total expenses[d]	1.61%	1.58%	1.50%	1.52%	1.49%	1.54%
Net expenses[e]	1.56%	1.57%	1.50%	1.52%	1.49%	1.54%
Portfolio turnover rate	—	—	17%	1,225%	543%	405%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 4, 2016.
[g]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	17.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	15.2%
Total	32.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	6.71%	13.83%	6.05%	2.51%
A-Class Shares with sales charge‡	1.63%	8.43%	5.02%	2.00%
C-Class Shares	6.33%	12.98%	5.26%	1.73%
C-Class Shares with CDSC§	5.33%	11.98%	5.26%	1.73%
H-Class Shares	6.74%	13.86%	6.06%	2.51%
U.S. Dollar Index	2.16%	4.47%	2.95%	2.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 32.7%
Guggenheim Strategy Fund II1	60,102	$1,492,338
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	129,747	1,292,282
Total Mutual Funds
(Cost $2,785,875)		2,784,620

	Face Amount
FEDERAL AGENCY NOTES†† - 13.8%
Federal Farm Credit Bank
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	501,475
2.15% (U.S. Prime Rate - 2.85%, Rate Floor: 0.00%) due 08/30/22[2]	500,000	499,716
2.19% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,185
Total Federal Agency Notes
(Cost $1,180,000)		1,181,376

U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	263,000	262,618
Total U.S. Treasury Bills
(Cost $262,598)		262,618

REPURCHASE AGREEMENTS††,5 - 41.7%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	2,206,554	2,206,554
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	709,554	709,554
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	638,598	638,598
Total Repurchase Agreements
(Cost $3,554,706)		3,554,706

Total Investments - 91.3%
(Cost $7,783,179)		$7,783,320
Other Assets & Liabilities, net - 8.7%		742,102
Total Net Assets - 100.0%		$8,525,422

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	160	Dec 2019	$15,848,000	$127,733

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/19	11,784	$1,166,298	$14,132

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2019.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,784,620	$—	$—	$2,784,620
Federal Agency Notes	—	1,181,376	—	1,181,376
U.S. Treasury Bills	—	262,618	—	262,618
Repurchase Agreements	—	3,554,706	—	3,554,706
Currency Futures Contracts**	127,733	—	—	127,733
Currency Index Swap Agreements**	—	14,132	—	14,132
Total Assets	$2,912,353	$5,012,832	$—	$7,925,185

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,491,136	$—	$—	$—	$1,202	$1,492,338	60,102	$20,522
Guggenheim Ultra Short Duration Fund — Institutional Class	1,493,579	—	(200,000)	(953)	(344)	1,292,282	129,747	19,080
	$2,984,715	$—	$(200,000)	$(953)	$858	$2,784,620		$39,602

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $1,442,598)	$1,443,994
Investments in affiliated issuers, at value (cost $2,785,875)	2,784,620
Repurchase agreements, at value (cost $3,554,706)	3,554,706
Unrealized appreciation on OTC swap agreements	14,132
Receivables:
Fund shares sold	796,558
Variation margin on futures contracts	42,244
Swap settlement	6,988
Dividends	5,453
Interest	2,292
Total assets	8,650,987

Liabilities:
Payable for:
Fund shares redeemed	92,800
Licensing fees	14,557
Management fees	5,749
Distribution and service fees	1,784
Transfer agent and administrative fees	1,666
Portfolio accounting fees	666
Trustees’ fees*	157
Miscellaneous	8,186
Total liabilities	125,565
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,525,422

Net assets consist of:
Paid in capital	$26,716,095
Total distributable earnings (loss)	(18,190,673)
Net assets	$8,525,422

A-Class:
Net assets	$2,787,976
Capital shares outstanding	49,801
Net asset value per share	$55.98
Maximum offering price per share (Net asset value divided by 95.25%)	$58.77

C-Class:
Net assets	$209,487
Capital shares outstanding	4,200
Net asset value per share	$49.88

H-Class:
Net assets	$5,527,959
Capital shares outstanding	99,116
Net asset value per share	$55.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$39,602
Interest	65,911
Total investment income	105,513

Expenses:
Management fees	37,728
Distribution and service fees:
A-Class	2,308
C-Class	1,434
H-Class	7,813
Transfer agent and administrative fees	10,480
Licensing fees	12,216
Portfolio accounting fees	4,192
Trustees’ fees*	1,175
Custodian fees	596
Miscellaneous	9,149
Total expenses	87,091
Less:
Expenses waived by Adviser	(1,723)
Net expenses	85,368
Net investment income	20,145

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(49)
Investments in affiliated issuers	(953)
Swap agreements	58,607
Futures contracts	274,227
Net realized gain	331,832
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,061
Investments in affiliated issuers	858
Swap agreements	5,353
Futures contracts	16,878
Net change in unrealized appreciation (depreciation)	25,150
Net realized and unrealized gain	356,982
Net increase in net assets resulting from operations	$377,127

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,145	$47,969
Net realized gain on investments	331,832	2,695,502
Net change in unrealized appreciation (depreciation) on investments	25,150	86,614
Net increase in net assets resulting from operations	377,127	2,830,085

Capital share transactions:
Proceeds from sale of shares
A-Class	1,313,751	6,926,805
C-Class	114,000	3,989,197
H-Class	31,222,721	109,304,977
Cost of shares redeemed
A-Class	(430,863)	(7,246,656)
C-Class	(711,197)	(4,150,682)
H-Class	(30,949,959)	(112,677,372)
Net increase (decrease) from capital share transactions	558,453	(3,853,731)
Net increase (decrease) in net assets	935,580	(1,023,646)

Net assets:
Beginning of period	7,589,842	8,613,488
End of period	$8,525,422	$7,589,842

Capital share activity:
Shares sold
A-Class	23,933	147,999
C-Class	2,350	92,512
H-Class	584,906	2,248,108
Shares redeemed
A-Class	(8,111)	(148,943)
C-Class	(15,011)	(95,966)
H-Class	(581,800)	(2,297,724)
Net increase (decrease) in shares	6,267	(54,014)

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$52.46	$43.45	$53.23	$47.68	$55.75	$38.36
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.19	(.16)	(.55)	(.58)	(.56)
Net gain (loss) on investments (realized and unrealized)	3.38	8.82	(9.62)	6.10	(5.32)	17.95
Total from investment operations	3.52	9.01	(9.78)	5.55	(5.90)	17.39
Less distributions from:
Net realized gains	—	—	—	—	(2.17)	—
Total distributions	—	—	—	—	(2.17)	—
Net asset value, end of period	$55.98	$52.46	$43.45	$53.23	$47.68	$55.75

Total Return[c]	6.71%	20.74%	(18.37%)	11.64%	(11.01%)	45.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,788	$1,782	$1,517	$2,245	$1,900	$15,765
Ratios to average net assets:
Net investment income (loss)	0.51%	0.40%	(0.34%)	(1.07%)	(1.10%)	(1.19%)
Total expenses[d]	2.06%	1.83%	1.72%	1.73%	1.69%	1.68%
Net expenses[e]	2.01%	1.82%	1.72%	1.73%	1.69%	1.68%
Portfolio turnover rate	—	9%	—	142%	376%	299%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$46.91	$39.14	$48.32	$43.60	$51.55	$35.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.15)	(.48)	(.82)	(.85)	(.81)
Net gain (loss) on investments (realized and unrealized)	3.02	7.92	(8.70)	5.54	(4.93)	16.62
Total from investment operations	2.97	7.77	(9.18)	4.72	(5.78)	15.81
Less distributions from:
Net realized gains	—	—	—	—	(2.17)	—
Total distributions	—	—	—	—	(2.17)	—
Net asset value, end of period	$49.88	$46.91	$39.14	$48.32	$43.60	$51.55

Total Return[c]	6.33%	19.85%	(18.98%)	10.80%	(11.69%)	44.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$209	$791	$795	$1,309	$1,938	$3,836
Ratios to average net assets:
Net investment income (loss)	(0.21%)	(0.33%)	(1.14%)	(1.80%)	(1.75%)	(1.96%)
Total expenses[d]	2.79%	2.59%	2.47%	2.48%	2.45%	2.44%
Net expenses[e]	2.75%	2.58%	2.47%	2.48%	2.45%	2.44%
Portfolio turnover rate	—	9%	—	142%	376%	299%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$52.25	$43.27	$53.03	$47.49	$55.53	$38.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.18	(.17)	(.56)	(.59)	(.56)
Net gain (loss) on investments (realized and unrealized)	3.39	8.80	(9.59)	6.10	(5.28)	17.88
Total from investment operations	3.52	8.98	(9.76)	5.54	(5.87)	17.32
Less distributions from:
Net realized gains	—	—	—	—	(2.17)	—
Total distributions	—	—	—	—	(2.17)	—
Net asset value, end of period	$55.77	$52.25	$43.27	$53.03	$47.49	$55.53

Total Return	6.74%	20.75%	(18.39%)	11.64%	(11.00%)	45.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,528	$5,017	$6,301	$7,506	$10,608	$158,098
Ratios to average net assets:
Net investment income (loss)	0.50%	0.36%	(0.36%)	(1.11%)	(1.12%)	(1.19%)
Total expenses[d]	2.05%	1.83%	1.72%	1.73%	1.70%	1.68%
Net expenses[e]	2.01%	1.82%	1.72%	1.73%	1.70%	1.68%
Portfolio turnover rate	—	9%	—	142%	376%	299%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	14.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.6%
Total	22.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(6.35%)	(12.54%)	(8.50%)	(6.81%)
A-Class Shares with sales charge‡	(10.80%)	(16.69%)	(9.38%)	(7.26%)
C-Class Shares	(6.73%)	(13.20%)	(9.20%)	(7.52%)
C-Class Shares with CDSC§	(7.66%)	(14.07%)	(9.20%)	(7.52%)
H-Class Shares	(6.36%)	(12.57%)	(8.50%)	(6.82%)
U.S. Dollar Index	2.16%	4.47%	2.95%	2.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 22.8%
Guggenheim Strategy Fund II1	15,033	$373,275
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	22,531	224,409
Total Mutual Funds
(Cost $597,718)		597,684

	Face Amount
FEDERAL AGENCY NOTES†† - 34.7%
Federal Farm Credit Bank
2.20% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$400,000	399,104
2.20% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	250,738
2.19% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,061
Federal Home Loan Bank
2.01% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	200,000	199,714
Total Federal Agency Notes
(Cost $909,872)		909,617

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
1.93% due 10/29/19[3,4]	67,000	66,903
Total U.S. Treasury Bills
(Cost $66,897)		66,903

REPURCHASE AGREEMENTS††,5 - 39.5%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[6]	641,380	641,380
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[6]	206,247	206,247
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[6]	185,622	185,622
Total Repurchase Agreements
(Cost $1,033,249)		1,033,249

Total Investments - 99.6%
(Cost $2,607,736)		$2,607,453
Other Assets & Liabilities, net - 0.4%		9,706
Total Net Assets - 100.0%		$2,617,159

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	42	Dec 2019	$4,160,100	$(36,482)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/18/19	10,232	$1,012,689	$(11,689)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[3]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 6.
[6]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2019.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$597,684	$—	$—	$597,684
Federal Agency Notes	—	909,617	—	909,617
U.S. Treasury Bills	—	66,903	—	66,903
Repurchase Agreements	—	1,033,249	—	1,033,249
Total Assets	$597,684	$2,009,769	$—	$2,607,453

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$36,482	$—	$—	$36,482
Currency Index Swap Agreements**	—	11,689	—	11,689
Total Liabilities	$36,482	$11,689	$—	$48,171

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$372,974	$—	$—	$—	$301	$373,275	15,033	$5,133
Guggenheim Ultra Short Duration Fund — Institutional Class	274,635	—	(50,000)	(210)	(16)	224,409	22,531	3,297
	$647,609	$—	$(50,000)	$(210)	$285	$597,684		$8,430

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments in unaffiliated issuers, at value (cost $976,769)	$976,520
Investments in affiliated issuers, at value (cost $597,718)	597,684
Repurchase agreements, at value (cost $1,033,249)	1,033,249
Segregated cash with broker	2,735
Receivables:
Fund shares sold	40,150
Interest	2,733
Dividends	1,153
Total assets	2,654,224

Liabilities:
Unrealized depreciation on OTC swap agreements	11,689
Payable for:
Variation margin on futures contracts	12,138
Licensing fees	4,678
Swap settlement	2,695
Management fees	1,874
Distribution and service fees	547
Transfer agent and administrative fees	533
Portfolio accounting fees	213
Trustees’ fees*	50
Fund shares redeemed	11
Miscellaneous	2,637
Total liabilities	37,065
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,617,159

Net assets consist of:
Paid in capital	$12,811,427
Total distributable earnings (loss)	(10,194,268)
Net assets	$2,617,159

A-Class:
Net assets	$261,994
Capital shares outstanding	4,389
Net asset value per share	$59.69
Maximum offering price per share (Net asset value divided by 95.25%)	$62.67

C-Class:
Net assets	$24,344
Capital shares outstanding	460
Net asset value per share	$52.92

H-Class:
Net assets	$2,330,821
Capital shares outstanding	39,097
Net asset value per share	$59.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends from securities of affiliated issuers	$8,430
Interest	25,798
Total investment income	34,228

Expenses:
Management fees	12,398
Distribution and service fees:
A-Class	615
C-Class	132
H-Class	2,795
Transfer agent and administrative fees	3,444
Licensing fees	4,042
Portfolio accounting fees	1,378
Trustees’ fees*	354
Custodian fees	195
Miscellaneous	3,051
Total expenses	28,404
Less:
Expenses waived by Adviser	(299)
Net expenses	28,105
Net investment income	6,123

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(210)
Swap agreements	(27,946)
Futures contracts	(153,568)
Net realized loss	(181,724)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(36)
Investments in affiliated issuers	285
Swap agreements	(10,079)
Futures contracts	(6,718)
Net change in unrealized appreciation (depreciation)	(16,548)
Net realized and unrealized loss	(198,272)
Net decrease in net assets resulting from operations	$(192,149)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,123	$14,570
Net realized loss on investments	(181,724)	(946,169)
Net change in unrealized appreciation (depreciation) on investments	(16,548)	(32,206)
Net decrease in net assets resulting from operations	(192,149)	(963,805)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,799,809	3,191,819
C-Class	—	2,409,633
H-Class	14,598,506	36,403,192
Cost of shares redeemed
A-Class	(2,810,262)	(6,106,598)
C-Class	(9,498)	(2,691,925)
H-Class	(13,779,436)	(37,192,749)
Net increase (decrease) from capital share transactions	799,119	(3,986,628)
Net increase (decrease) in net assets	606,970	(4,950,433)

Net assets:
Beginning of period	2,010,189	6,960,622
End of period	$2,617,159	$2,010,189

Capital share activity:
Shares sold
A-Class	44,227	45,113
C-Class	—	37,258
H-Class	232,206	534,605
Shares redeemed
A-Class	(44,487)	(83,033)
C-Class	(167)	(42,196)
H-Class	(219,466)	(550,347)
Net increase (decrease) in shares	12,313	(58,600)

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$63.74	$77.67	$64.99	$75.31	$70.69	$107.17
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.23	(.35)	(.80)	(.84)	(1.20)
Net gain (loss) on investments (realized and unrealized)	(4.20)	(14.16)	13.03	(9.52)	5.46	(35.28)
Total from investment operations	(4.05)	(13.93)	12.68	(10.32)	4.62	(36.48)
Net asset value, end of period	$59.69	$63.74	$77.67	$64.99	$75.31	$70.69

Total Return[c]	(6.35%)	(17.93%)	19.51%	(13.69%)	6.54%	(34.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$262	$296	$3,306	$324	$1,314	$508
Ratios to average net assets:
Net investment income (loss)	0.47%	0.32%	(0.48%)	(1.13%)	(1.13%)	(1.23%)
Total expenses[d]	2.05%	1.80%	1.72%	1.72%	1.70%	1.70%
Net expenses[e]	2.03%	1.80%	1.72%	1.72%	1.70%	1.70%
Portfolio turnover rate	—	—	28%	77%	699%	219%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$56.74	$69.66	$58.72	$68.57	$64.88	$99.08
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.27)	(.80)	(1.19)	(1.20)	(1.74)
Net gain (loss) on investments (realized and unrealized)	(3.75)	(12.65)	11.74	(8.66)	4.89	(32.46)
Total from investment operations	(3.82)	(12.92)	10.94	(9.85)	3.69	(34.20)
Net asset value, end of period	$52.92	$56.74	$69.66	$58.72	$68.57	$64.88

Total Return[c]	(6.73%)	(18.55%)	18.65%	(14.39%)	5.74%	(34.52%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24	$36	$388	$695	$536	$163
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.42%)	(1.23%)	(1.88%)	(1.81%)	(1.94%)
Total expenses[d]	2.80%	2.53%	2.47%	2.47%	2.45%	2.46%
Net expenses[e]	2.78%	2.53%	2.47%	2.47%	2.45%	2.46%
Portfolio turnover rate	—	—	28%	77%	699%	219%

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WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[f]	Year Ended March 31, 2016[f]	Year Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$63.67	$77.60	$64.92	$75.23	$70.59	$106.99
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.28	(.36)	(.85)	(.78)	(1.14)
Net gain (loss) on investments (realized and unrealized)	(4.19)	(14.21)	13.04	(9.46)	5.42	(35.26)
Total from investment operations	(4.05)	(13.93)	12.68	(10.31)	4.64	(36.40)
Net asset value, end of period	$59.62	$63.67	$77.60	$64.92	$75.23	$70.59

Total Return	(6.36%)	(17.95%)	19.55%	(13.73%)	6.54%	(33.99%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,331	$1,678	$3,267	$5,068	$3,645	$3,651
Ratios to average net assets:
Net investment income (loss)	0.45%	0.41%	(0.49%)	(1.19%)	(1.04%)	(1.20%)
Total expenses[d]	2.06%	1.83%	1.72%	1.71%	1.70%	1.70%
Net expenses[e]	2.03%	1.83%	1.72%	1.71%	1.70%	1.70%
Portfolio turnover rate	—	—	28%	77%	699%	219%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 28, 2016.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2019, the Trust consisted of fifty-two funds.

This report covers the following Funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

At September 30, 2019, only A-Class, C-Class and H-Class shares had been issued by the Funds.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(f) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(g) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(h) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(i) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(j) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.90% at September 30, 2019.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(k) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index Exposure, Leverage, Liquidity	$24,623,347	$—
Japan 2x Strategy Fund	Index Exposure, Leverage, Liquidity	8,856,309	—
Strengthening Dollar 2x Strategy Fund	Index Exposure, Leverage, Liquidity	12,757,355	—
Weakening Dollar 2x Strategy Fund	Index Exposure, Leverage, Liquidity	—	3,994,250

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index Exposure, Leverage, Liquidity	$1,539,682	$—
Weakening Dollar 2x Strategy Fund	Index Exposure, Leverage, Liquidity	—	907,322

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2019:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin on futures contracts	Variation margin on futures contracts
	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2019:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Futures Currency Risk*	Swaps Currency Risk	Total Value at September 30, 2019
Europe 1.25x Strategy Fund	$119,972	$—	$—	$119,972
Japan 2x Strategy Fund	51,174	—	—	51,174
Strengthening Dollar 2x Strategy Fund	—	127,733	14,132	141,865

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Futures Currency Risk*	Swaps Currency Risk	Total Value at September 30, 2019
Europe 1.25x Strategy Fund	$—	$49,005	$—	$49,005
Japan 2x Strategy Fund	—	10,337	—	10,337
Weakening Dollar 2x Strategy Fund	—	36,482	11,689	48,171

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2019:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Currency Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$(6,857)	$—	$(619,846)	$—	$(626,703)
Japan 2x Strategy Fund	(313,952)	—	235,125	—	(78,827)
Strengthening Dollar 2x Strategy Fund	—	—	274,227	58,607	332,834
Weakening Dollar 2x Strategy Fund	—	—	(153,568)	(27,946)	(181,514)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Currency Risk	Swaps Currency Risk	Total
Europe 1.25x Strategy Fund	$548	$—	$10,818	$—	$11,366
Japan 2x Strategy Fund	81,505	—	(19,760)	—	61,745
Strengthening Dollar 2x Strategy Fund	—	—	16,878	5,353	22,231
Weakening Dollar 2x Strategy Fund	—	—	(6,718)	(10,079)	(16,797)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$14,132	$—	$14,132	$—	$—	$14,132

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$11,689	$—	$11,689	$(11,689)	$—	$—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2019.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Europe 1.25x Strategy Fund	Goldman Sachs Group	Futures contracts	$38,706	$—
Japan 2x Strategy Fund	Goldman Sachs Group	Futures contracts	72,645	—
Weakening Dollar 2x Strategy Fund	Goldman Sachs Group	Futures contracts	2,735	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

When the aggregate assets of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million – $1 billion	0.025%
> $1 billion – $2 billion	0.05%
> $2 billion	0.075%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2019, GFD retained sales charges of $42,539 relating to sales of A-Class shares of the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2019, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Europe 1.25x Strategy Fund	$1,880
Japan 2x Strategy Fund	575
Strengthening Dollar 2x Strategy Fund	1,723
Weakening Dollar 2x Strategy Fund	299

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.35%			1.75%
Due 10/01/19	$194,737,402	$194,750,114	06/30/22	$196,919,400	$198,632,205

Bank of America Merrill Lynch			U.S. TIP Note
2.28%			1.25%
Due 10/01/19	62,621,053	62,625,019	07/15/20	63,404,852	63,873,490

Barclays Capital			U.S. Treasury Bond
2.00%			3.38%
Due 10/01/19	56,358,948	56,362,079	05/15/44	45,816,100	57,486,205

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested		Cash Collateral Uninvested	Total Collateral
S&P MidCap 400® Pure Growth Fund	$1,837,221	$(1,835,940)	$1,281	$1,835,940	*	$—	$1,835,940
S&P MidCap 400® Pure Value Fund	150,037	(146,673)	3,364	146,673	*	—	146,673
S&P SmallCap 600® Pure Growth Fund	213,311	(213,311)	—	221,319		—	221,319
S&P SmallCap 600® Pure Value Fund	650,596	(650,596)	—	695,208		—	695,208
Europe 1.25x Strategy Fund	30,318	(30,318)	—	32,436		—	32,436

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.
*	Subsequent to September 30, 2019, additional collateral was received.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500® Pure Growth Fund	$69,943,535	$6,764,244	$(887,260)	$5,876,984
S&P 500® Pure Value Fund	50,672,394	—	(1,450,271)	(1,450,271)
S&P MidCap 400® Pure Growth Fund	44,153,882	7,210,227	(2,121,353)	5,088,874
S&P MidCap 400® Pure Value Fund	7,137,127	—	(2,638,480)	(2,638,480)
S&P SmallCap 600® Pure Growth Fund	7,753,979	606,890	(175,078)	431,812
S&P SmallCap 600® Pure Value Fund	36,474,290	449,066	(846,119)	(397,053)
Europe 1.25x Strategy Fund	11,055,356	100,823	(52,240)	48,583
Japan 2x Strategy Fund	2,488,140	51,480	(13,011)	38,469
Strengthening Dollar 2x Strategy Fund	7,783,315	144,866	(2,996)	141,870
Weakening Dollar 2x Strategy Fund	2,607,856	1,142	(49,716)	(48,574)

Note 9 – Securities Transactions

For the period ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$103,459,176	$138,724,273
S&P 500® Pure Value Fund	65,421,686	66,823,348
S&P MidCap 400® Pure Growth Fund	23,743,985	39,185,973
S&P MidCap 400® Pure Value Fund	62,649,610	70,811,783
S&P SmallCap 600® Pure Growth Fund	17,091,119	19,641,076
S&P SmallCap 600® Pure Value Fund	58,227,844	33,757,885
Europe 1.25x Strategy Fund	79,166,065	91,212,295
Japan 2x Strategy Fund	—	150,000
Strengthening Dollar 2x Strategy Fund	—	200,000
Weakening Dollar 2x Strategy Fund	—	50,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2019, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Growth Fund	$19,563,096	$35,815,351	$2,392,080
S&P 500® Pure Value Fund	6,262,176	18,797,502	(59,715)
S&P MidCap 400® Pure Growth Fund	739,395	2,764,012	153,085
S&P MidCap 400® Pure Value Fund	2,312,137	2,271,453	23,108
S&P SmallCap 600® Pure Growth Fund	642,604	427,559	18,818
S&P SmallCap 600® Pure Value Fund	558,045	263,227	5,692
Europe 1.25x Strategy Fund	748,976	1,110,316	64,900

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 8, 2020. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 3.41% for the period ended September 30, 2019. The Funds did not have any borrowings outstanding under this agreement at September 30, 2019.

The average daily balances borrowed for the period ended September 30, 2019, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$6,011
S&P 500® Pure Value Fund	279
S&P MidCap 400® Pure Growth Fund	3,667
S&P MidCap 400® Pure Value Fund	617
S&P SmallCap 600® Pure Growth Fund	120
S&P SmallCap 600® Pure Value Fund	1,825

Note 11 – Legal Proceedings

Tribune Company

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Special Meeting of Shareholders — Voting Results

A joint special meeting of shareholders of the Trust was held on October 24, 2019 to elect the following ten nominees to the Board of Trustees of the Trust: Randall C. Barnes, Angela Brock-Kyle, Donald A. Chubb, Jr., Jerry B. Farley, Roman Friedrich III, Thomas F. Lydon, Jr., Ronald A. Nyberg, Sandra G. Sponem, Ronald E. Toupin, Jr. and Amy J. Lee. At the meeting, the following votes were recorded:

Nominee	Shares For	Shares Withheld
Randall C. Barnes	182,013,322	3,038,253
Angela Brock-Kyle	182,013,119	3,038,456
Donald A. Chubb, Jr.	182,008,520	3,043,055
Jerry B. Farley	181,911,245	3,140,330
Roman Friedrich III	181,912,825	3,138,750
Thomas F. Lydon, Jr.	181,907,886	3,143,689
Ronald A. Nyberg	181,907,937	3,143,638
Sandra G. Sponem	181,907,670	3,143,905
Ronald E. Toupin, Jr.	181,906,696	3,144,879
Amy J. Lee	182,013,277	3,038,298

Corey A. Colehour and J. Kenneth Dalton resigned from the Board of Trustees of the Trust effective as of the conclusion of the quarterly meeting of the Board of Trustees of the Trust held on November 11, 2019.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-PORT and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), each of whom is not an “interested person,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), attended an in-person meeting held on May 20, 2019 (the “May Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the Advisory Agreement dated March 1, 2012, as amended, between the Trust and Security Investors, LLC (the “Advisor”), pursuant to which the Advisor serves as investment adviser to each series of the Trust (each, a “Fund” and collectively, the “Funds”)(the “Advisory Agreement”). Consistent with its practice, the Board considered information pertaining to the renewal of the Advisory Agreement at an in-person meeting held

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OTHER INFORMATION (Unaudited)(continued)

on April 24, 2019 (the “April Meeting” and, together with the May Meeting, the “Meetings”). After careful consideration, the Board unanimously approved, at the May Meeting, the continuance of the Advisory Agreement for an additional one-year term based on the Board’s review of qualitative and quantitative information provided by the Advisor. In the course of its consideration, the Board deemed the materials provided by the Advisor at, and prior to, the Meetings to be instrumental in the Trustees’ deliberations and their process in considering the continuation of the Advisory Agreement. The Board also considered the review it conducted at each Meeting, as augmented by additional teleconference meetings prior to each Meeting, to be integral to its consideration of the continuation of the Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as they deemed reasonably necessary to evaluate the Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the continuation of the Advisory Agreement, and participated in discussions with representatives of the Advisor during which the representatives answered the Independent Trustees’ questions and agreed to provide certain additional information for their consideration. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). In addition, at the April Meeting, the Board met with representatives of FUSE Research Network (“FUSE”), the independent third-party service provider engaged to prepare the FUSE reports, to review FUSE’s process and methodology for preparing the FUSE reports presented to the Board for its consideration, including in particular, the process for the selection of peer funds. The Independent Trustees carefully evaluated all of the information provided, met in executive session outside the presence of Fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts; (d) each Fund’s overall fees and operating expenses compared with those of similar funds, and the existence of or potential for the realization of economies of scale; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources and relationships with third-party service providers, necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to each Fund; and (c) agreed to approve the continuation of the Advisory Agreement for an additional one-year term based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), enterprise and Fund risk management infrastructure and processes, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity program. The Board reviewed the scope of services provided by the Advisor under the Advisory Agreement and noted that there would be no significant differences between the scope of services provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the continuation of the Advisory Agreement would ensure shareholders of the Funds continue to receive high quality services at a cost that is appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. Part of the Board’s review focused on the information presented in the FUSE reports, which provided comparisons of the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the FUSE reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector

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OTHER INFORMATION (Unaudited)(concluded)

or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s opinion that it found the peer groups compiled by FUSE to be appropriate, but acknowledged the existence of certain key features of the Funds that differentiate them from their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and, in certain cases, the Fund’s tradability feature) that should be taken into consideration. With respect to tradability, in particular, the Board considered that non-tradable peer funds incur lower expense ratios than the tradable Funds because the non-tradable peer funds necessarily experience less shareholder activity and lower transaction volumes than the tradable Funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also considered recent fee trends produced, at least in part, by industry-wide pressure on fees, as well as the Trust’s niche registered investment adviser clientele. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the Advisory Agreement for the last calendar year, noting the asset-based breakpoints implemented by the Advisor in June 2018 for the advisory fee rates for each series of the Trust (with the exception of the Trust’s Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (the “Alternative Funds”). In its review, the Board considered the direct revenue and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis, which the Advisor confirmed was unchanged from the previous year. In its evaluation, the Board also considered the effect of the sale of Guggenheim’s ETF business in April 2018 on the Advisor’s and its affiliates’ profitability for the past year. The Board also considered the challenges currently affecting the sale of mutual funds, including the continued fall-out from the Department of Labor’s failed Fiduciary Rule, and alternative investment funds. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the asset-based breakpoints in the fee schedule to the Advisory Agreement, effective June 1, 2018, and discussed certain of the Funds’ potential to benefit from the future realization of economies of scale. The Board noted the absence of breakpoints for the Trust’s Alternative Funds and the factors differentiating the Alternative Funds from the Trust’s other Funds. The Board agreed it would continue to monitor the performance of the Alternative Funds to determine whether breakpoints are warranted. The Board reviewed the terms of the breakpoints for the other Funds and noted that many of the Funds had not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board also noted that it intends to monitor the asset levels and thresholds at which the breakpoints are set to determine if they continue to be appropriate in the future.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be derived by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under separate distribution agreements, Distribution Plans and Distribution and Shareholder Services Plans pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements, as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement were reasonable, and that approval of the continuation of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee (November 2019-present).	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Trustee, Purpose Investments Funds (2013-Present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Angela Brock-Kyle (1959)	Trustee and Member of the Audit Committee (2016-present); and Member of the Governance and Nominating Committee (2017-present).	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	157	None.
Donald A. Chubb, Jr. (1946)	Trustee (November 2019-present).	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	157	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee (November 2019-present).	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust (2000-Present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee (November 2019-present).	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	157	Former: Zincore Metals, Inc. (2009-January 2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee (2005-present); and Chairman and Member of the Governance and Nominating Committee (2017-present).	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	157	Current: US Global Investors (GROW) (1995-present); and Harvest Volatility Edge Trust (3) (2017-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Ronald A. Nyberg (1953)	Trustee (November 2019-present).	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Member of the Audit Committee (2016-present); Member of the Governance and Nominating Committee (2017-present); Chairwoman (January 2019-present); and Chairwoman of Audit Committee (November 2019-present).	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	157	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee (November 2019-present).

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

			157

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer (November 2019-present).	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- 2018); President, certain other funds in the Fund Complex (2017-November 2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer (November 2019-present)

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Michael P. Megaris (1984)	Assistant Secretary (2018-present)	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer (2017-present)

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Director, Guggenheim Investments (2013-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

William Rehder (1967)	Assistant Vice President (2018-present)	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (2017-present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
*****	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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9.30.2019

Rydex Funds Semi-Annual Report

Domestic Equity Fund
NASDAQ-100® Fund

Beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	ROTC-SEMI-0919x0320

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NASDAQ-100® FUND	9
NOTES TO FINANCIAL STATEMENTS	25
OTHER INFORMATION	43
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	45
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	52

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2019

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for NASDAQ-100® Fund (the “Fund”) that is part of the Rydex Series Funds. This report covers performance of the Fund for the six-month period ended September 30, 2019.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

October 31, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses, and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2019

Economic data has been mixed over the past few months. On the positive side, we saw a pickup in the housing market as measured by housing starts and home sales, which could be a delayed response to lower mortgage rates. Industrial production had the strongest month-over-month gain in a year, partially boosted by an increase in oil production in Hurricane Barry’s wake. The unemployment rate fell to a 50-year low of 3.5% in September 2019, despite a continued moderation in payroll gains.

On the negative side, the Institute for Supply Management (“ISM”) Manufacturing Index plunged to the weakest reading since June 2009. The ISM Non-Manufacturing Index also came in well below expectations, the lowest since August 2016. Within both the manufacturing and non-manufacturing ISM indexes, analysts look at the employment component of the survey for an early read on other labor market indicators. Here we find more cause for concern: The non-manufacturing survey’s employment component is now barely above 50 while the manufacturing employment sub-index stands at 46.3, well into contraction territory. Combined, the outlook for output and hiring has dimmed, signaling trouble ahead for consumers.

Retail sales have been steady, but Commerce Department data showed that total consumer spending on goods and services increased only 0.1% month-over-month in August 2019, the smallest gain in six months. It is hard to identify the primary reason why consumers may already be turning more conservative on spending. Income growth looks steady, the equity market is higher year-to-date, and rates are lower, all of which should be boosting consumer confidence. Sentiment surveys, however, show that fewer consumers believe now is a good time to buy homes, vehicles, and household durables, and headline consumer confidence measures have ticked down. We believe trade policy and political concerns are weighing on sentiment, and these headwinds are set to ramp up further. Additional U.S. tariffs on China are due to take effect on December 15, 2019 and the U.S. House of Representatives is pressing forward with its impeachment inquiry into President Trump.

Guggenheim’s dashboard of U.S. recession indicators continues to point to a recession beginning as early as the first half of 2020, and we think the economic data is corroborating this view. Two of the more notable indicators pointing to high recession risk are the three-month/10-year U.S. Treasury yield curve, which has been inverted for 16 consecutive weeks through period end, and the Leading Economic Indicators Index which has slowed from a year-over-year growth rate of 6.6% in September 2018 to 1.1% as of August 2019. The indicators Guggenheim tracks as part of our recession probability model indicate a nearly 50% chance that a recession will come before mid-2020, and a 70% chance that it will arrive by mid-2021.

Over the period, the U.S. Treasury curve continued its overall flattening trend, as the difference between the two-year U.S. Treasury and 10-year U.S. Treasury narrowed to 5 basis points. Equity markets remained volatile, buoyed by a 25 basis point cut in July and September 2019 by the U.S. Federal Reserve (the “Fed”) and relatively strong U.S. economic data, but weighed down by trade war uncertainty and fears of a global slowdown.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	September 30, 2019

With downside risks growing, markets have become more sensitive to the Fed’s communications about the future stance of monetary policy. Despite the two rate cuts, Fed policymakers are deeply divided. It is still unclear whether the Fed will deliver the aggressive and preemptive policy action that would prolong the current expansion.

As it relates to risk-taking, we are not confident that the Fed would succeed in easing credit conditions if conditions were to tighten materially. The Fed may act too late, or its actions may have little impact given that low rates this year have largely failed to stimulate growth. With credit spreads still relatively tight on a historical basis, we believe it is prudent to remain up in quality as we await better opportunities to deploy capital in riskier credit sectors in the coming downturn.

For the six-month period ended September 30, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned 6.08%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.93%. The return of the MSCI Emerging Markets Index* was -3.40%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.42% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.87%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.20% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2019

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2019 and ending September 30, 2019.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
NASDAQ-100® Fund
Investor Class	1.36%	4.85%	$ 1,000.00	$ 1,048.50	$ 6.98
A-Class	1.61%	4.71%	1,000.00	1,047.10	8.26
C-Class	2.36%	4.31%	1,000.00	1,043.10	12.09
H-Class	1.61%	4.71%	1,000.00	1,047.10	8.26

Table 2. Based on hypothetical 5% return (before expenses)
NASDAQ-100® Fund
Investor Class	1.36%	5.00%	$ 1,000.00	$ 1,018.25	$ 6.88
A-Class	1.61%	5.00%	1,000.00	1,017.00	8.14
C-Class	2.36%	5.00%	1,000.00	1,013.24	11.91
H-Class	1.61%	5.00%	1,000.00	1,017.00	8.14

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2019 to September 30, 2019.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Inception Dates:
Investor Class	February 14, 1994
A-Class	March 31, 2004
C-Class	March 26, 2001
H-Class	September 18, 2014

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	10.7%
Apple, Inc.	10.2%
Amazon.com, Inc.	8.6%
Facebook, Inc. — Class A	4.3%
Alphabet, Inc. — Class C	4.3%
Alphabet, Inc. — Class A	3.8%
Intel Corp.	2.5%
Cisco Systems, Inc.	2.4%
Comcast Corp. — Class A	2.3%
PepsiCo, Inc.	2.1%
Top Ten Total	51.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
Investor Class Shares	4.85%	1.26%	13.70%	16.09%
A-Class Shares	4.71%	1.02%	13.39%	15.77%
A-Class Shares with sales charge‡	(0.27%)	(3.79%)	12.29%	15.21%
C-Class Shares	4.31%	0.26%	12.57%	14.94%
C-Class Shares with CDSC§	3.31%	(0.72%)	12.57%	14.94%
NASDAQ-100 Index	5.59%	2.73%	15.19%	17.58%

	6 Month†	1 Year	5 Year	Since Inception (09/18/14)
H-Class Shares	4.71%	1.02%	13.38%	13.00%
NASDAQ-100 Index	5.59%	2.73%	15.19%	14.79%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100® Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 92.8%

Technology - 39.0%
Microsoft Corp.	905,075	$125,832,577
Apple, Inc.	535,703	119,981,401
Intel Corp.	582,769	30,030,087
Adobe, Inc.*	63,860	17,641,325
Texas Instruments, Inc.	122,818	15,872,998
Broadcom, Inc.	52,367	14,456,958
NVIDIA Corp.	80,114	13,945,444
QUALCOMM, Inc.	159,920	12,198,698
Fiserv, Inc.*	89,413	9,262,293
Intuit, Inc.	34,213	9,098,605
Micron Technology, Inc.*	145,206	6,222,077
Applied Materials, Inc.	121,520	6,063,848
Analog Devices, Inc.	48,595	5,429,519
Activision Blizzard, Inc.	100,903	5,339,787
NXP Semiconductor N.V.	43,241	4,718,458
Lam Research Corp.	19,013	4,394,094
Cognizant Technology Solutions Corp. — Class A	72,654	4,378,493
Autodesk, Inc.*	28,891	4,267,201
Advanced Micro Devices, Inc.*	142,804	4,139,888
Paychex, Inc.	47,273	3,912,786
Electronic Arts, Inc.*	38,769	3,792,383
Workday, Inc. — Class A*	21,574	3,666,717
KLA Corp.	20,950	3,340,477
Xilinx, Inc.	33,230	3,186,757
Microchip Technology, Inc.	31,316	2,909,570
Cerner Corp.	41,885	2,855,300
Synopsys, Inc.*	19,771	2,713,570
NetEase, Inc. ADR	9,598	2,554,796
Cadence Design Systems, Inc.*	36,855	2,435,378
ASML Holding N.V. — Class G	9,556	2,373,902
Western Digital Corp.	38,939	2,322,322
Check Point Software Technologies Ltd.*	20,027	2,192,957
Maxim Integrated Products, Inc.	35,686	2,066,576
Take-Two Interactive Software, Inc.*	14,890	1,866,313
Skyworks Solutions, Inc.	22,588	1,790,099
Citrix Systems, Inc.	17,221	1,662,171
NetApp, Inc.	31,297	1,643,405
Total Technology		460,559,230

Communications - 32.4%
Amazon.com, Inc.*	58,646	101,804,178
Facebook, Inc. — Class A*	287,861	51,262,287
Alphabet, Inc. — Class C*	41,487	50,572,653
Alphabet, Inc. — Class A*	36,495	44,565,504
Cisco Systems, Inc.	563,132	27,824,352
Comcast Corp. — Class A	596,653	26,897,117
Netflix, Inc.*	57,597	15,414,109
Charter Communications, Inc. — Class A*	29,136	12,007,528
Booking Holdings, Inc.*	5,593	10,976,878
T-Mobile US, Inc.*	112,404	8,854,063
eBay, Inc.	110,340	4,301,053
Baidu, Inc. ADR*	37,053	3,807,566
Sirius XM Holdings, Inc.[1]	585,375	3,661,521
MercadoLibre, Inc.*	6,539	3,604,493
JD.com, Inc. ADR*	121,715	3,433,580
VeriSign, Inc.*	15,572	2,937,346
Expedia Group, Inc.	18,001	2,419,515
Symantec Corp.	81,302	1,921,166
Ctrip.com International Ltd. ADR*	64,062	1,876,376
Liberty Global plc — Class C*	67,512	1,606,111
Fox Corp. — Class A	45,403	1,431,784
Fox Corp. — Class B	34,534	1,089,202
Liberty Global plc — Class A*	26,971	667,532
Total Communications		382,935,914

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NASDAQ-100® FUND

	Shares	Value
Consumer, Non-cyclical - 13.1%
PepsiCo, Inc.	183,930	$25,216,803
PayPal Holdings, Inc.*	154,792	16,034,903
Amgen, Inc.	78,891	15,266,197
Gilead Sciences, Inc.	166,603	10,559,298
Mondelez International, Inc. — Class A	189,716	10,495,089
Celgene Corp.*	93,235	9,258,236
Automatic Data Processing, Inc.	57,085	9,214,661
Intuitive Surgical, Inc.*	15,162	8,186,419
Illumina, Inc.*	19,339	5,883,311
Vertex Pharmaceuticals, Inc.*	33,814	5,728,768
Biogen, Inc.*	24,264	5,649,145
Kraft Heinz Co.	160,490	4,483,288
Monster Beverage Corp.*	71,679	4,161,683
Regeneron Pharmaceuticals, Inc.*	14,206	3,940,744
Cintas Corp.	13,483	3,614,793
Verisk Analytics, Inc. — Class A	21,509	3,401,433
IDEXX Laboratories, Inc.*	11,326	3,079,879
Alexion Pharmaceuticals, Inc.*	29,498	2,889,034
Incyte Corp.*	28,292	2,100,115
Align Technology, Inc.*	10,507	1,900,926
BioMarin Pharmaceutical, Inc.*	23,608	1,591,179
Mylan N.V.*	67,863	1,342,330
Henry Schein, Inc.*	19,504	1,238,504
Total Consumer, Non-cyclical		155,236,738

Consumer, Cyclical - 6.8%
Costco Wholesale Corp.	57,855	16,668,604
Starbucks Corp.	157,466	13,923,144
Walgreens Boots Alliance, Inc.	118,809	6,571,326
Tesla, Inc.*,1	23,564	5,675,861
Marriott International, Inc. — Class A	43,327	5,388,579
Ross Stores, Inc.	47,976	5,270,164
O’Reilly Automotive, Inc.*	10,066	4,011,402
Dollar Tree, Inc.*	31,128	3,553,572
PACCAR, Inc.	45,565	3,190,005
Lululemon Athletica, Inc.*	16,167	3,112,632
United Airlines Holdings, Inc.*	33,799	2,988,169
Fastenal Co.	75,435	2,464,462
Hasbro, Inc.	16,602	1,970,492
Ulta Beauty, Inc.*	7,742	1,940,532
American Airlines Group, Inc.	58,576	1,579,795
Wynn Resorts Ltd.	14,157	1,539,149
Total Consumer, Cyclical		79,847,888

Industrial - 0.8%
CSX Corp.	105,000	7,273,350
J.B. Hunt Transport Services, Inc.	14,046	1,554,190
Total Industrial		8,827,540

Utilities - 0.4%
Xcel Energy, Inc.	67,750	4,396,297

Financial - 0.3%
Willis Towers Watson plc	16,969	3,274,508

Total Common Stocks
(Cost $518,715,147)		1,095,078,115

MUTUAL FUNDS† - 3.1%
Guggenheim Strategy Fund II2	575,584	14,291,762
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	1,299,316	12,941,191
Guggenheim Strategy Fund III[2]	356,029	8,836,640
Total Mutual Funds
(Cost $36,228,710)		36,069,593

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NASDAQ-100® FUND

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 1.0%
Farmer Mac
1.98% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[3]	$9,500,000	$9,499,974
Freddie Mac
2.85% due 05/06/24	2,665,000	2,666,979
Total Federal Agency Notes
(Cost $12,167,977)		12,166,953

U.S. TREASURY BILLS†† - 0.6%
U.S. Treasury Bills
1.93% due 10/29/19[4,5]	6,817,000	6,807,098
1.82% due 11/21/19[5,7]	475,000	473,793
Total U.S. Treasury Bills
(Cost $7,280,337)		7,280,891

FEDERAL AGENCY DISCOUNT NOTES†† - 0.6%
Federal Home Loan Bank
1.88% due 10/18/19[5]	7,200,000	7,193,608
Total Federal Agency Discount Notes
(Cost $7,193,608)		7,193,608

REPURCHASE AGREEMENTS††,6 - 2.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[7]	15,186,661	15,186,661
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[7]	4,883,524	4,883,524
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[7]	4,395,171	4,395,171
Total Repurchase Agreements
(Cost $24,465,356)		24,465,356

	Shares	Value
SECURITIES LENDING COLLATERAL†,8 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[9]	6,376,539	6,376,539
Total Securities Lending Collateral
(Cost $6,376,539)		6,376,539

Total Investments - 100.7%
(Cost $612,427,674)		$1,188,631,055
Other Assets & Liabilities, net - (0.7)%		(7,750,106)
Total Net Assets - 100.0%		$1,180,880,949

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NASDAQ-100® FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	487	Dec 2019	$75,657,885	$(845,100)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	2.69%	At Maturity	10/29/19	204	$1,583,368	$(11,049)
Barclays Bank plc	NASDAQ-100 Index	2.41%	At Maturity	10/31/19	586	4,542,231	(13,213)
Goldman Sachs International	NASDAQ-100 Index	2.46%	At Maturity	10/28/19	628	4,868,382	(14,163)
						$10,993,981	$(38,425)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Affiliated issuer.
[3]

Variable rate security. Rate indicated is the rate effective at September 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 6.
[7]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[8]	Securities lending collateral — See Note 7.
[9]	Rate indicated is the 7-day yield as of September 30, 2019.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
NASDAQ-100® FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,095,078,115	$—	$—	$1,095,078,115
Mutual Funds	36,069,593	—	—	36,069,593
Federal Agency Notes	—	12,166,953	—	12,166,953
U.S. Treasury Bills	—	7,280,891	—	7,280,891
Federal Agency Discount Notes	—	7,193,608	—	7,193,608
Repurchase Agreements	—	24,465,356	—	24,465,356
Securities Lending Collateral	6,376,539	—	—	6,376,539
Total Assets	$1,137,524,247	$51,106,808	$—	$1,188,631,055

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$845,100	$—	$—	$845,100
Equity Index Swap Agreements**	—	38,425	—	38,425
Total Liabilities	$845,100	$38,425	$—	$883,525

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended September 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Shares 09/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,280,251	$—	$—	$—	$11,511	$14,291,762	575,584	$196,537
Guggenheim Strategy Fund III	8,825,959	—	—	—	10,681	8,836,640	356,029	119,234
Guggenheim Ultra Short Duration Fund — Institutional Class	11,953,180	1,000,000	—	—	(11,989)	12,941,191	1,299,316	168,663
	$35,059,390	$1,000,000	$—	$—	$10,203	$36,069,593		$484,434

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
NASDAQ-100® FUND

September 30, 2019

Assets:
Investments in unaffiliated issuers, at value - including $6,190,536 of securities loaned (cost $551,733,608)	$1,128,096,106
Investments in affiliated issuers, at value (cost $36,228,710)	36,069,593
Repurchase agreements, at value (cost $24,465,356)	24,465,356
Segregated cash with broker	2,366
Receivables:
Securities sold	1,993,429
Variation margin on futures contracts	647,710
Dividends	394,436
Fund shares sold	166,376
Interest	49,065
Securities lending income	1,079
Total assets	1,191,885,516

Liabilities:
Unrealized depreciation on OTC swap agreements	38,425
Payable for:
Return of securities lending collateral	6,376,539
Fund shares redeemed	1,939,410
Management fees	689,841
Printing fees	299,701
Transfer agent and administrative fees	230,774
Professional fees	224,343
Swap settlement	167,946
Distribution and service fees	85,335
Portfolio accounting fees	53,584
Trustees’ fees*	22,225
Miscellaneous	876,444
Total liabilities	11,004,567
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,180,880,949

Net assets consist of:
Paid in capital	$593,633,038
Total distributable earnings (loss)	587,247,911
Net assets	$1,180,880,949

Investor Class:
Net assets	$1,008,529,652
Capital shares outstanding	25,053,718
Net asset value per share	$40.25

A-Class:
Net assets	$51,615,627
Capital shares outstanding	1,397,861
Net asset value per share	$36.92
Maximum offering price per share (Net asset value divided by 95.25%)	$38.76

C-Class:
Net assets	$86,243,473
Capital shares outstanding	2,698,307
Net asset value per share	$31.96

H-Class:
Net assets	$34,492,197
Capital shares outstanding	934,265
Net asset value per share	$36.92

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

STATEMENT OF OPERATIONS (Unaudited)
NASDAQ-100® FUND

Period Ended September 30, 2019

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $8,360)	$5,702,280
Dividends from securities of affiliated issuers	484,434
Interest	1,014,114
Income from securities lending, net	4,600
Total investment income	7,205,428

Expenses:
Management fees	4,476,376
Distribution and service fees:
A-Class	71,095
C-Class	433,769
H-Class	51,930
Transfer agent and administrative fees	1,492,125
Registration fees	474,034
Portfolio accounting fees	348,269
Trustees’ fees*	135,730
Custodian fees	83,860
Interest expense	120
Miscellaneous	1,111,507
Total expenses	8,678,815
Less:
Expenses waived by Adviser	(15,208)
Net expenses	8,663,607
Net investment loss	(1,458,179)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$26,040,583
Swap agreements	337,347
Futures contracts	7,672,483
Net realized gain	34,050,413
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	20,218,346
Investments in affiliated issuers	10,203
Swap agreements	(100,824)
Futures contracts	(4,501,828)
Net change in unrealized appreciation (depreciation)	15,625,897
Net realized and unrealized gain	49,676,310
Net increase in net assets resulting from operations	$48,218,131

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
NASDAQ-100® FUND

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,458,179)	$(2,672,127)
Net realized gain on investments	34,050,413	29,980,370
Net change in unrealized appreciation (depreciation) on investments	15,625,897	88,603,777
Net increase in net assets resulting from operations	48,218,131	115,912,020

Distributions to shareholders:
Investor Class	—	(15,419,551)
A-Class	—	(985,618)
C-Class	—	(1,757,606)
H-Class	—	(662,148)
Total distributions to shareholders	—	(18,824,923)

Capital share transactions:
Proceeds from sale of shares
Investor Class	784,764,946	1,133,065,829
A-Class	10,933,344	45,605,047
C-Class	8,779,404	30,479,325
H-Class	96,919,903	136,853,790
Distributions reinvested
Investor Class	—	14,906,982
A-Class	—	845,201
C-Class	—	1,687,671
H-Class	—	660,051
Cost of shares redeemed
Investor Class	(795,704,314)	(1,176,363,858)
A-Class	(21,149,967)	(43,829,464)
C-Class	(11,428,798)	(38,634,376)
H-Class	(110,697,983)	(160,150,861)
Net decrease from capital share transactions	(37,583,465)	(54,874,663)
Net increase in net assets	10,634,666	42,212,434

Net assets:
Beginning of period	1,170,246,283	1,128,033,849
End of period	$1,180,880,949	$1,170,246,283

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
NASDAQ-100® FUND

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Capital share activity:
Shares sold
Investor Class	19,755,906	30,604,193
A-Class	302,442	1,323,544
C-Class	276,604	1,009,503
H-Class	2,660,680	4,004,601
Shares issued from reinvestment of distributions
Investor Class	—	423,253
A-Class	—	26,111
C-Class	—	59,869
H-Class	—	20,391
Shares redeemed
Investor Class	(20,218,634)	(32,014,747)
A-Class	(578,344)	(1,297,551)
C-Class	(361,656)	(1,296,281)
H-Class	(3,038,969)	(4,713,948)
Net decrease in shares	(1,201,971)	(1,851,062)

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Investor Class	Period Ended Sept. 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$38.39	$34.94	$30.68	$25.75	$25.38	$21.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.05)	(.05)	(.06)	(.05)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.89	4.11	6.35	5.47	.96	4.39
Total from investment operations	1.86	4.06	6.30	5.41	.91	4.38
Less distributions from:
Net realized gains	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Total distributions	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Net asset value, end of period	$40.25	$38.39	$34.94	$30.68	$25.75	$25.38

Total Return	4.85%	11.79%	20.76%	21.21%	3.49%	20.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,008,530	$979,675	$926,146	$760,485	$667,018	$769,257
Ratios to average net assets:
Net investment income (loss)	(0.15%)	(0.14%)	(0.14%)	(0.21%)	(0.19%)	(0.05%)
Total expenses[c]	1.36%	1.36%	1.28%	1.29%	1.25%	1.26%
Net expenses[d]	1.36%	1.36%	1.28%	1.29%	1.25%	1.26%
Portfolio turnover rate	33%	32%	48%	72%	228%	267%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended Sept. 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$35.26	$32.22	$28.49	$24.04	$23.78	$20.10
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.13)	(.12)	(.13)	(.10)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.73	3.78	5.89	5.06	.90	4.12
Total from investment operations	1.66	3.65	5.77	4.93	.80	4.06
Less distributions from:
Net realized gains	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Total distributions	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Net asset value, end of period	$36.92	$35.26	$32.22	$28.49	$24.04	$23.78

Total Return[e]	4.71%	11.51%	20.44%	20.76%	3.26%	20.24%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,616	$59,021	$52,257	$63,311	$60,499	$70,821
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.38%)	(0.39%)	(0.51%)	(0.42%)	(0.29%)
Total expenses[c]	1.61%	1.61%	1.53%	1.53%	1.51%	1.50%
Net expenses[d]	1.61%	1.61%	1.53%	1.53%	1.51%	1.50%
Portfolio turnover rate	33%	32%	48%	72%	228%	267%

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended Sept. 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$30.64	$28.29	$25.41	$21.62	$21.60	$18.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.34)	(.32)	(.28)	(.26)	(.21)
Net gain (loss) on investments (realized and unrealized)	1.50	3.30	5.24	4.55	.82	3.77
Total from investment operations	1.32	2.96	4.92	4.27	.56	3.56
Less distributions from:
Net realized gains	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Total distributions	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Net asset value, end of period	$31.96	$30.64	$28.29	$25.41	$21.62	$21.60

Total Return[e]	4.31%	10.70%	19.57%	19.98%	2.48%	19.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,243	$85,274	$85,149	$58,647	$38,900	$32,324
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(1.14%)	(1.15%)	(1.21%)	(1.19%)	(1.05%)
Total expenses[c]	2.36%	2.36%	2.28%	2.28%	2.26%	2.25%
Net expenses[d]	2.36%	2.36%	2.28%	2.28%	2.26%	2.25%
Portfolio turnover rate	33%	32%	48%	72%	228%	267%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

FINANCIAL HIGHLIGHTS (concluded)
NASDAQ-100® FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended Sept. 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Period Ended March 31, 2015[f]
Per Share Data
Net asset value, beginning of period	$35.26	$32.22	$28.49	$24.00	$23.76	$22.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.13)	(.12)	(.14)	(.13)	.01
Net gain (loss) on investments (realized and unrealized)	1.73	3.78	5.89	5.11	.91	1.22
Total from investment operations	1.66	3.65	5.77	4.97	.78	1.23
Less distributions from:
Net realized gains	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Total distributions	—	(.61)	(2.04)	(.48)	(.54)	(.38)
Net asset value, end of period	$36.92	$35.26	$32.22	$28.49	$24.00	$23.76

Total Return	4.71%	11.51%	20.49%	20.92%	3.18%	5.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,492	$46,276	$64,483	$53,441	$173,638	$12,009
Ratios to average net assets:
Net investment income (loss)	(0.39%)	(0.37%)	(0.37%)	(0.57%)	(0.51%)	0.07%
Total expenses[c]	1.61%	1.61%	1.53%	1.54%	1.51%	1.47%
Net expenses[d]	1.61%	1.61%	1.53%	1.54%	1.51%	1.47%
Portfolio turnover rate	33%	32%	48%	72%	228%	267%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges.
[f]	Since commencement of operations: September 18, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares automatically convert to A-Class shares on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2019, the Trust consisted of fifty-two funds (collectively, the “Funds”).

This report covers the NASDAQ-100® Fund (the “Fund”) a non-diversified investment company.

At September 30, 2019, Only Investor Class, A-Class, C-Class, and H-Class shares had been issued by the Fund.

The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Fund to experience high portfolio turnover.

Security Investors, LLC which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. lf there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of other swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the New York Stock Exchange (“NYSE”).

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.90% at September 30, 2019.

(J) Indemnifications

Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

The following table represents the Fund’s use and volume of futures on a quarterly basis:

Average Notional Amount
Use	Long
Index Exposure, Liquidity	$70,296,568

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The fund utilizing total return or custom basket swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Fund’s use and volume of total return swaps on a quarterly basis:

Average Notional Amount
Use	Long
Index Exposure, Liquidity	$24,308,333

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2019:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin on futures contracts	Unrealized depreciation on OTC swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at September 30, 2019:

Liability Derivative Investments Value
Futures Equity Risk*	Swaps Equity Risk	Total Value at September 30, 2019
$845,100	$38,425	$883,525

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended September 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended September 30, 2019:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Equity Risk	Total
$7,672,483	$337,347	$8,009,830

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Futures Equity Risk	Swaps Equity Risk	Total
$(4,501,828)	$(100,824)	$(4,602,652)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with short sale and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swap equity contracts	$38,425	$—	$38,425	$(14,163)	$(2,366)	$21,896

The Fund has the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2019.

Counterparty	Asset Type	Cash Pledged	Cash Received
Barclays Bank plc	Total Return Swap agreements	$2,366	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

When the aggregate assets of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2019, GFD retained sales charges of $42,539 relating to sales of A-Class shares of the Trust.

If the Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended September 30, 2019, the Fund waived $15,208 related to investments in affiliated funds.

Certain officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Fund’s custodian. As custodian, U.S. Bank is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.35%			1.75%
Due 10/01/19	$194,737,402	$194,750,114	06/30/22	$196,919,400	$198,632,205

Bank of America Merrill Lynch			U.S. TIP Note
2.28%			1.25%
Due 10/01/19	62,621,053	62,625,019	07/15/20	63,404,852	63,873,490

Barclays Capital			U.S. Treasury Bond
2.00%			3.38%
Due 10/01/19	56,358,948	56,362,079	05/15/44	45,816,100	57,486,205

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Fund may lend its securities to approved brokers to earn additional income. Security lending income shown on the Statement of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Fund receives cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Fund’s securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Fund bears the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates the risk, the Fund could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the Fund participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Gross Amounts Not Offset in the Statement of Assets and Liabilities			Securities Lending Collateral
Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
$6,190,536	$(6,190,536)	$—	$6,376,539	$—	$6,376,539

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$663,479,060	$535,551,730	$(11,283,260)	$524,268,470

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 9 – Securities Transactions

For the period ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Purchases	Sales
$366,161,265	$388,564,089

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2019, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Purchases	Sales	Realized Loss
$120,893,409	$121,867,953	$3,224,806

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 8, 2020. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 3.41% for the period ended September 30, 2019. The Fund did not have any borrowings outstanding under this agreement at September 30, 2019.

Note 11 – Legal Proceedings

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund,

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – Subsequent Events

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Fund’s financial statements.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Fund’s voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Nominee	Shares For	Shares Withheld
Randall C. Barnes	182,013,322	3,038,253
Angela Brock-Kyle	182,013,119	3,038,456
Donald A. Chubb, Jr.	182,008,520	3,043,055
Jerry B. Farley	181,911,245	3,140,330
Roman Friedrich III	181,912,825	3,138,750
Thomas F. Lydon, Jr.	181,907,886	3,143,689
Ronald A. Nyberg	181,907,937	3,143,638
Sandra G. Sponem	181,907,670	3,143,905
Ronald E. Toupin, Jr.	181,906,696	3,144,879
Amy J. Lee	182,013,277	3,038,298

Corey A. Colehour and J. Kenneth Dalton resigned from the Board of Trustees of the Trust effective as of the conclusion of the quarterly meeting of the Board of Trustees of the Trust held on November 11, 2019.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

OTHER INFORMATION (Unaudited)(concluded)

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. The Fund’s Forms N-PORT and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee (November 2019-present).	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Trustee, Purpose Investments Funds (2013-Present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Angela Brock-Kyle (1959)	Trustee and Member of the Audit Committee (2016-present); and Member of the Governance and Nominating Committee (2017-present).	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	157	None.
Donald A. Chubb, Jr. (1946)	Trustee (November 2019-present).	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	157	Former: Midland Care, Inc. (2011-2016).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Jerry B. Farley (1946)	Trustee (November 2019-present).	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust (2000-Present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee (November 2019-present).	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	157	Former: Zincore Metals, Inc. (2009-January 2019).
Thomas F. Lydon, Jr. (1960)	Trustee, Member of the Audit Committee (2005-present); and Chairman and Member of the Governance and Nominating Committee (2017-present).	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	157	Current: US Global Investors (GROW) (1995-present); and Harvest Volatility Edge Trust (3) (2017-present).
Ronald A. Nyberg (1953)	Trustee (November 2019-present).	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Member of the Audit Committee (2016-present); Member of the Governance and Nominating Committee (2017-present); Chairwoman (January 2019-present) and Chairwoman of Audit Committee (November 2019-present).	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	157	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee (November 2019-present).

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

			157

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen**	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer (November 2019-present).	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- 2018); President, certain other funds in the Fund Complex (2017-November 2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer (November 2019-present)

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Michael P. Megaris (1984)	Assistant Secretary (2018-present)	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS - continued
Margaux Misantone (1978)	AML Officer (2017-present)

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Director, Guggenheim Investments (2013-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

William Rehder (1967)	Assistant Vice President (2018-present)	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Jon Szafran (1989)	Assistant Treasurer (2017-present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
*****	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required bylaw.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

9.30.2019

Rydex Funds Semi-Annual Report

Guggenheim Alternatives Funds
Guggenheim Long Short Equity Fund
Rydex International Equity Funds
Rydex Emerging Markets 2x Strategy Fund
Rydex Inverse Emerging Markets 2x Strategy Fund
Rydex Fixed Income Fund
Rydex Emerging Markets Bond Strategy Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

GuggenheimInvestments.com	RSTF-SEMI-0919x0320

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	4
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	6
ABOUT SHAREHOLDERS’ FUND EXPENSES	7
LONG SHORT EQUITY FUND	10
EMERGING MARKETS 2x STRATEGY FUND	29
INVERSE EMERGING MARKETS 2x STRATEGY FUND	38
EMERGING MARKETS BOND STRATEGY FUND	45
NOTES TO FINANCIAL STATEMENTS	52
OTHER INFORMATION	66
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	69
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	74

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2019

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a selection of our alternative strategy funds (the “Fund” or “Funds”) for the six-month period ended September 30, 2019.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC
October 31, 2019

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/ or legal professional regarding your specific situation.

Alternative funds may not be suitable for all investors because of the sophisticated and aggressive investment techniques the funds employ, such as leverage, derivatives and short selling. ● The more you invest in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● The use of short selling involves increased risks and costs. You risk paying more for a security than you received from its sale. Theoretically, stocks sold short have the risk of unlimited losses. ● The use of derivatives such as futures, options and swap agreements may expose an investment to additional risks that it would not be subject to if you invested directly in the securities underlying those derivatives. ● Additionally, certain alternative strategies tied to hard assets such as commodities, currencies and real estate, may be subject to greater volatility as they may be affected by overall market movements, changes in interest rates or factors affecting a particular industry, commodity or currency, such as droughts, floods, weather, livestock disease, embargos, tariff s and international economic, political and regulatory developments. ● No investment strategy can guarantee a return in a declining market. Additionally, an investor could lose all or a substantial amount of their investment.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

September 30, 2019

The Long Short Equity Fund may not be suitable for all investors. ●The Fund is subject to the risk that the Advisor’s use of a momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when momentum investing is out of favor. ●It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks or indices being shorted increase in value, thereby increasing potential losses to the Fund. ●The Fund’s loss on a short sale is potentially unlimited because there is no upper limit on the price a borrowed security could attain. ● The more the Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ●The use of derivatives, such as futures, options and swap agreements, may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. ●The Fund may invest in American Depositary Receipts (“ADRs”) therefore subjecting the value of the Fund’s portfolio to fluctuations in foreign exchange rates. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a more diversified fund. See the prospectus for more information on these and additional risks.

Inverse and leveraged Funds are not suitable for all investors. ● These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. ● The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. ● Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. ● The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. ● Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. ● Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. ● For more on these and other risks, please read the prospectus. ● The leveraged and Inverse Emerging Markets Funds’ investments in developed and emerging foreign markets may increase the Funds’ volatility due to the impact of diplomatic, political or economic developments on the country in question. ● Additionally, the Funds’ direct and indirect exposure to foreign currencies subjects the Funds to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currencies. ● A Fund’s investment in the securities of non-U.S. companies in the form of American Depositary Receipts (ADRs) poses special risks associated with international investing, including fluctuating exchange rates, government regulations and differences in liquidity, which may affect the volatility and performance of a fund.

The Emerging Markets Bond Strategy Fund may not be suitable for all investors. Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. An investment in the Fund may lose money. ● The Fund’s investments in bonds and financial instruments that in combination have economic characteristics similar to emerging markets bonds carries additional risks when compared to investing in U.S. securities, due to the impact of diplomatic, political or economic developments in the country in question. ● The Fund’s investments in derivatives, including credit default swaps, may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. ● The Fund’s exposure to high yield securities may subject the Fund to greater volatility. ● The Fund’s market value will change in response to interest rate changes and market conditions among other factors. In general, bond prices rise when interest rates fall and vice versa. ● The Fund’s investments in bank obligations may expose it to adverse developments in or related to the banking industry. ● The Funds use of leverage will exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. ● The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. ● The Fund’s investments in other investment vehicles subject the Fund to those risks and expenses affecting the investment vehicle. ● This Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund. ● See the prospectus for more information on these and other risks.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2019

Economic data has been mixed over the past few months. On the positive side, we saw a pickup in the housing market as measured by housing starts and home sales, which could be a delayed response to lower mortgage rates. Industrial production had the strongest month-over-month gain in a year, partially boosted by an increase in oil production in Hurricane Barry’s wake. The unemployment rate fell to a 50-year low of 3.5% in September 2019, despite a continued moderation in payroll gains.

On the negative side, the Institute for Supply Management (“ISM”) Manufacturing Index plunged to the weakest reading since June 2009. The ISM Non-Manufacturing Index also came in well below expectations, the lowest since August 2016. Within both the manufacturing and non-manufacturing ISM indexes, analysts look at the employment component of the survey for an early read on other labor market indicators. Here we find more cause for concern: The non-manufacturing survey’s employment component is now barely above 50 while the manufacturing employment sub-index stands at 46.3, well into contraction territory. Combined, the outlook for output and hiring has dimmed, signaling trouble ahead for consumers.

Retail sales have been steady, but Commerce Department data showed that total consumer spending on goods and services increased only 0.1% month-over-month in August 2019, the smallest gain in six months. It is hard to identify the primary reason why consumers may already be turning more conservative on spending. Income growth looks steady, the equity market is higher year-to-date, and rates are lower, all of which should be boosting consumer confidence. Sentiment surveys, however, show that fewer consumers believe now is a good time to buy homes, vehicles, and household durables, and headline consumer confidence measures have ticked down. We believe trade policy and political concerns are weighing on sentiment, and these headwinds are set to ramp up further. Additional U.S. tariffs on China are due to take effect on December 15, 2019 and the U.S. House of Representatives is pressing forward with its impeachment inquiry into President Trump.

Guggenheim’s dashboard of U.S. recession indicators continues to point to a recession beginning as early as the first half of 2020, and we think the economic data is corroborating this view. Two of the more notable indicators pointing to high recession risk are the three-month/10-year U.S. Treasury yield curve, which has been inverted for 16 consecutive weeks through period end, and the Leading Economic Indicators Index which has slowed from a year-over-year growth rate of 6.6% in September 2018 to 1.1% as of August 2019. The indicators Guggenheim tracks as part of our recession probability model indicate a nearly 50% chance that a recession will come before mid-2020, and a 70% chance that it will arrive by mid-2021.

Over the period, the U.S. Treasury curve continued its overall flattening trend, as the difference between the two-year U.S. Treasury and 10-year U.S. Treasury narrowed to 5 basis points. Equity markets remained volatile, buoyed by a 25 basis point cut in July and September 2019 by the U.S. Federal Reserve (the “Fed”) and relatively strong U.S. economic data, but weighed down by trade war uncertainty and fears of a global slowdown.

With downside risks growing, markets have become more sensitive to the Fed’s communications about the future stance of monetary policy. Despite the two rate cuts, Fed policymakers are deeply divided. It is still unclear whether the Fed will deliver the aggressive and preemptive policy action that would prolong the current expansion.

As it relates to risk-taking, we are not confident that the Fed would succeed in easing credit conditions if conditions were to tighten materially. The Fed may act too late, or its actions may have little impact given that low rates this year have largely failed to stimulate growth. With credit spreads still relatively tight on a historical basis, we believe it is prudent to remain up in quality as we await better opportunities to deploy capital in riskier credit sectors in the coming downturn.

For the six-month period ended September 30, 2019, the Standard & Poor’s 500® (“S&P 500”) Index* returned 6.08%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 2.93%. The return of the MSCI Emerging Markets Index* was -3.40%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 5.42% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 3.87%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.20% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2019

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/ BB + or below.

BNY Mellon Emerging Markets 50 ADR Index is capitalization-weighted and designed to track the performance of approximately 50 emerging market-based depositary receipts.

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index tracks the performance of U.S. dollar-denominated emerging market and crossover sovereign debt publicly issued in the eurobond or U.S. domestic market. Qualifying countries must have a BBB1 or lower foreign currency long-term sovereign debt rating (based on an average of Moody’s, S&P and Fitch). Countries that are not rated, or that are rated “D” or “SD” by one or several rating agencies qualify for inclusion in the index but individual non-performing securities are removed. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to maturity at point of issuance, a fixed or floating coupon and a minimum amount outstanding of $250 million. Local currency debt is excluded from the Index. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest.

Morningstar Long/Short Equity Category Average is an average return of the funds in the Morningstar Long/Short Equity Category. The categories assist investors and investment professionals in making meaningful comparisons between funds, making it easier to build well-diversified portfolios, assess potential risk, and identify top-performing funds.

MSCI EAFE Index is a free fl oat-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Rydex Emerging Markets 2x Strategy Fund and Rydex Inverse Emerging Markets 2x Strategy Fund are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2019 and ending September 30, 2019.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund
A-Class	1.77%	(2.22%)	$ 1,000.00	$ 977.80	$ 8.78
C-Class	2.52%	(2.53%)	1,000.00	974.70	12.47
P-Class	1.77%	(2.15%)	1,000.00	978.50	8.78
Institutional Class	1.52%	(2.05%)	1,000.00	979.50	7.54
Emerging Markets 2x Strategy Fund
A-Class	1.85%	(13.67%)	1,000.00	863.30	8.64
C-Class	2.59%	(13.98%)	1,000.00	860.20	12.08
H-Class	1.85%	(13.66%)	1,000.00	863.40	8.64
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.91%	7.20%	1,000.00	1,072.00	9.92
C-Class	2.92%	6.50%	1,000.00	1,065.00	15.12
H-Class	1.86%	7.28%	1,000.00	1,072.80	9.66
Emerging Markets Bond Strategy Fund
A-Class	1.67%	3.58%	1,000.00	1,035.80	8.52
C-Class	2.41%	3.18%	1,000.00	1,031.80	12.28
H-Class	1.66%	3.57%	1,000.00	1,035.70	8.47

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund
A-Class	1.77%	5.00%	$ 1,000.00	$ 1,016.19	$ 8.95
C-Class	2.52%	5.00%	1,000.00	1,012.43	12.71
P-Class	1.77%	5.00%	1,000.00	1,016.19	8.95
Institutional Class	1.52%	5.00%	1,000.00	1,017.45	7.69
Emerging Markets 2x Strategy Fund
A-Class	1.85%	5.00%	1,000.00	1,015.79	9.35
C-Class	2.59%	5.00%	1,000.00	1,012.08	13.06
H-Class	1.85%	5.00%	1,000.00	1,015.79	9.35
Inverse Emerging Markets 2x Strategy Fund
A-Class	1.91%	5.00%	1,000.00	1,015.49	9.65
C-Class	2.92%	5.00%	1,000.00	1,010.43	14.72
H-Class	1.86%	5.00%	1,000.00	1,015.74	9.40
Emerging Markets Bond Strategy Fund
A-Class	1.67%	5.00%	1,000.00	1,016.70	8.44
C-Class	2.41%	5.00%	1,000.00	1,012.99	12.16
H-Class	1.66%	5.00%	1,000.00	1,016.75	8.39

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2019 to September 30, 2019.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Institutional Class	November 30, 2011
A-Class	March 31, 2004
C-Class	March 22, 2002
P-Class	March 22, 2002

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	1.3%
Chevron Corp.	1.3%
Verizon Communications, Inc.	1.3%
ONEOK, Inc.	1.2%
Archer-Daniels-Midland Co.	1.2%
Equity Commonwealth	1.2%
Apartment Investment & Management Co. — Class A	1.2%
Amgen, Inc.	1.2%
Merck & Company, Inc.	1.2%
Kinder Morgan, Inc.	1.2%
Top Ten Total	12.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	10 Year
A-Class Shares	(2.22%)	(7.68%)	1.94%	3.56%
A-Class Shares with sales charge‡	(6.88%)	(12.06%)	0.96%	3.06%
C-Class Shares	(2.53%)	(8.32%)	1.20%	2.79%
C-Class Shares with CDSC§	(3.51%)	(9.22%)	1.20%	2.79%
P-Class Shares	(2.15%)	(7.60%)	1.96%	3.57%
Morningstar Long/Short Equity Category Average	1.03%	(1.99%)	2.15%	4.47%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%
	6 Month†	1 Year	5 Year	Since Inception (11/30/11)
Institutional Class Shares	(2.05%)	(7.39%)	2.22%	3.77%
Morningstar Long/Short Equity Category Average	1.03%	(1.99%)	2.15%	4.46%
S&P 500 Index	6.08%	4.25%	10.84%	14,10%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Morningstar Long/Short Equity Category Average and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The Morningstar Long/Short Equity Category Average is the equal-weighted, simple average daily return for all funds in the Morningstar Long/Short Equity Category.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Value
COMMON STOCKS† - 99.3%

Consumer, Non-cyclical - 34.0%
Archer-Daniels-Midland Co.	5,788	$237,713
Amgen, Inc.	1,212	234,534
Merck & Company, Inc.	2,765	232,758
McKesson Corp.	1,525	208,406
PepsiCo, Inc.[1]	1,485	203,593
Gilead Sciences, Inc.[1]	3,175	201,232
Pfizer, Inc.	5,428	195,028
Molson Coors Brewing Co. — Class B1	3,281	188,658
Ingredion, Inc.[1]	2,200	179,828
Zimmer Biomet Holdings, Inc.[1]	1,286	176,529
CVS Health Corp.[1]	2,693	169,848
Becton Dickinson and Co.	664	167,965
Kimberly-Clark Corp.	1,111	157,818
Johnson & Johnson[1]	1,200	155,256
Pilgrim’s Pride Corp.*,1	4,645	148,849
Colgate-Palmolive Co.[1]	1,988	146,138
Philip Morris International, Inc.[1]	1,793	136,142
Sysco Corp.[1]	1,709	135,695
Medtronic plc	1,233	133,929
Thermo Fisher Scientific, Inc.[1]	457	133,110
Cal-Maine Foods, Inc.	3,308	132,171
Baxter International, Inc.	1,502	131,380
Eli Lilly & Co.	1,098	122,789
Tyson Foods, Inc. — Class A	1,409	121,371
H&R Block, Inc.	5,083	120,060
Hill-Rom Holdings, Inc.	1,129	118,805
Hologic, Inc.*,1	2,224	112,290
Darling Ingredients, Inc.*	5,827	111,471
General Mills, Inc.	2,006	110,571
Kroger Co.[1]	4,181	107,786
AMERCO	259	101,020
Hormel Foods Corp.	2,169	94,850
Post Holdings, Inc.*	858	90,811
Biogen, Inc.*,1	387	90,101
AmerisourceBergen Corp. — Class A	1,031	84,882
Bio-Rad Laboratories, Inc. — Class A*	253	84,183
Cardinal Health, Inc.[1]	1,683	79,421
UnitedHealth Group, Inc.	348	75,628
Jazz Pharmaceuticals plc*	575	73,680
JM Smucker Co.	657	72,283
ManpowerGroup, Inc.	851	71,688
Integer Holdings Corp.*	944	71,329
Regeneron Pharmaceuticals, Inc.*	252	69,905
Lamb Weston Holdings, Inc.	922	67,048
Kellogg Co.	975	62,741
US Foods Holding Corp.*	1,513	62,184
Campbell Soup Co.	1,295	60,762
STERIS plc	417	60,252
Procter & Gamble Co.[1]	473	58,832
Alexion Pharmaceuticals, Inc.*	597	58,470
Central Garden & Pet Co. — Class A*	2,024	56,115
Herbalife Nutrition Ltd.*	1,446	54,746
TrueBlue, Inc.*	2,425	51,168
Innoviva, Inc.*	4,821	50,813
Mondelez International, Inc. — Class A	878	48,571
Humana, Inc.[1]	187	47,810
Coca-Cola Co.	877	47,744
Kraft Heinz Co.[1]	1,646	45,981
Abbott Laboratories	548	45,851
B&G Foods, Inc.[2]	2,381	45,025
Bristol-Myers Squibb Co.	863	43,763
Clorox Co.	284	43,131
Danaher Corp.	266	38,418
Total Consumer, Non-cyclical		6,840,929

Industrial - 12.5%
United Parcel Service, Inc. — Class B1	1,801	215,796
FedEx Corp.[1]	1,173	170,753
Landstar System, Inc.	1,264	142,301
CSX Corp.[1]	2,006	138,956
Cummins, Inc.[1]	800	130,136
Norfolk Southern Corp.[1]	654	117,498
Knight-Swift Transportation Holdings, Inc.	2,856	103,673
Union Pacific Corp.[1]	618	100,104
Forward Air Corp.	1,518	96,727
Werner Enterprises, Inc.	2,664	94,039
Old Dominion Freight Line, Inc.	538	91,444
Schneider National, Inc. — Class B	4,007	87,032
Waters Corp.*,1	374	83,488
Agilent Technologies, Inc.	1,078	82,607
Kennametal, Inc.	2,578	79,248
Echo Global Logistics, Inc.*	3,279	74,269
Marten Transport Ltd.	3,444	71,566
Kansas City Southern[1]	527	70,096
Heartland Express, Inc.	3,170	68,187
Saia, Inc.*	704	65,965
J.B. Hunt Transport Services, Inc.[1]	560	61,964
Avnet, Inc.	1,354	60,233
Caterpillar, Inc.[1]	451	56,966
Oshkosh Corp.	731	55,409
Vishay Intertechnology, Inc.	2,987	50,570
Parker-Hannifin Corp.[1]	275	49,668
Expeditors International of Washington, Inc.	656	48,734
Textron, Inc.[1]	934	45,728
Total Industrial		2,513,157

Energy - 11.2%
Exxon Mobil Corp.	3,835	270,789
Chevron Corp.	2,179	258,429
ONEOK, Inc.[1]	3,356	247,304
Kinder Morgan, Inc.	11,273	232,336
Phillips 66[1]	1,867	191,181
Valero Energy Corp.[1]	2,144	182,754
HollyFrontier Corp.[1]	3,295	176,744
Marathon Petroleum Corp.	2,785	169,189
Williams Companies, Inc.[1]	6,401	154,008
Delek US Holdings, Inc.	3,616	131,261
Targa Resources Corp.	1,799	72,266
Renewable Energy Group, Inc.*,2	4,130	61,971
Cheniere Energy, Inc.*	950	59,907

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Value
PBF Energy, Inc. — Class A	1,021	$27,761
Unit Corp.*	6,949	23,488
Total Energy		2,259,388

Communications - 10.8%
Verizon Communications, Inc.	4,217	254,538
AT&T, Inc.[1]	5,591	211,563
Alphabet, Inc. — Class C*	161	196,259
Omnicom Group, Inc.[1]	2,477	193,949
Cogent Communications Holdings, Inc.	2,430	133,893
AMC Networks, Inc. — Class A*,1	2,654	130,471
Shenandoah Telecommunications Co.	3,952	125,555
Facebook, Inc. — Class A*,1	666	118,601
Discovery, Inc. — Class A*,1	4,452	118,557
Scholastic Corp.	2,707	102,216
Comcast Corp. — Class A1	2,198	99,086
John Wiley & Sons, Inc. — Class A	2,087	91,703
News Corp. — Class A	5,145	71,618
Amazon.com, Inc.*	40	69,437
ATN International, Inc.	1,183	69,052
Meredith Corp.	1,728	63,349
Walt Disney Co.[1]	325	42,354
TEGNA, Inc.	2,597	40,331
Cisco Systems, Inc.	790	39,034
Total Communications		2,171,566

Financial - 9.6%
Equity Commonwealth REIT[1]	6,875	235,469
Apartment Investment & Management Co. — Class A REIT[1]	4,500	234,630
Medical Properties Trust, Inc. REIT[1]	11,169	218,466
HCP, Inc. REIT[1]	5,593	199,278
JPMorgan Chase & Co.	1,061	124,869
Hartford Financial Services Group, Inc.[1]	1,713	103,825
Deluxe Corp.	1,731	85,096
Host Hotels & Resorts, Inc. REIT[1]	4,811	83,182
Summit Hotel Properties, Inc. REIT	6,940	80,504
Northern Trust Corp.[1]	830	77,456
Urban Edge Properties REIT	2,692	53,275
MetLife, Inc.	1,096	51,687
Principal Financial Group, Inc.	892	50,969
State Street Corp.	811	48,003
Visa, Inc. — Class A	279	47,991
Bank of America Corp.	1,600	46,672
Bank of New York Mellon Corp.	1,017	45,979
Berkshire Hathaway, Inc. — Class B*	219	45,556
Citigroup, Inc.	635	43,866
Comerica, Inc.	658	43,421
Total Financial		1,920,194

Consumer, Cyclical - 8.7%
Delta Air Lines, Inc.	3,031	174,586
Southwest Airlines Co.[1]	2,845	153,658
United Airlines Holdings, Inc.*,1	1,616	142,871
Allison Transmission Holdings, Inc.[1]	2,849	134,046
World Fuel Services Corp.	2,956	118,063
JetBlue Airways Corp.*,1	6,918	115,876
Toll Brothers, Inc.	2,286	93,840
BorgWarner, Inc.	2,449	89,829
Alaska Air Group, Inc.	1,371	88,992
Walgreens Boots Alliance, Inc.	1,370	75,775
General Motors Co.	1,931	72,374
Brinker International, Inc.	1,690	72,112
Lear Corp.[1]	582	68,618
PACCAR, Inc.	957	66,999
DR Horton, Inc.	1,069	56,347
Autoliv, Inc.[2]	656	51,745
Home Depot, Inc.	212	49,188
Walmart, Inc.	397	47,116
Starbucks Corp.	498	44,033
Lions Gate Entertainment Corp. — Class A*	3,949	36,528
Total Consumer, Cyclical		1,752,596

Utilities - 8.6%
Ameren Corp.	2,580	206,529
Pinnacle West Capital Corp.[1]	2,099	203,750
Portland General Electric Co.	3,471	195,660
FirstEnergy Corp.[1]	3,966	191,280
PPL Corp.[1]	5,867	184,752
National Fuel Gas Co.[1]	3,447	161,733
Exelon Corp.	3,030	146,379
Southern Co.	1,479	91,358
Public Service Enterprise Group, Inc.	1,430	88,775
OGE Energy Corp.	1,941	88,083
Avista Corp.	1,787	86,562
AES Corp.	5,250	85,785
Total Utilities		1,730,646

Technology - 3.5%
Apple, Inc.	794	177,832
Microsoft Corp.[1]	1,227	170,590
Skyworks Solutions, Inc.	1,267	100,410
Oracle Corp.[1]	1,571	86,452
Intel Corp.[1]	1,573	81,057
Diodes, Inc.*	1,227	49,264
International Business Machines Corp.	305	44,353
Total Technology		709,958

Basic Materials - 0.4%
Westlake Chemical Corp.[1]	669	43,833
Domtar Corp.	1,106	39,606
Total Basic Materials		83,439

Total Common Stocks
(Cost $18,851,523)		19,981,873

MONEY MARKET FUND† - 3.1%
Invesco Short-Term InvestmentsTrust Treasury ObligationsPortfolio Institutional Class 1.86%[3]	633,697	633,697
Total Money Market Fund
(Cost $633,697)		633,697

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[3]	120,823	$120,823
Total Securities Lending Collateral
(Cost $120,823)		120,823

Total Investments - 103.0%
(Cost $19,606,043)		$20,736,393
Other Assets & Liabilities, net - (3.0)%		(608,855)
Total Net Assets - 100.0%		$20,127,538

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Equity Custom Basket	2.28%	At Maturity	05/06/24	$3,807,571	$109,564
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	2.25%	At Maturity	03/27/24	3,807,734	71,589
					$7,615,305	$181,153

OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	(1.55)%	At Maturity	03/27/24	$8,561,526	$(404,810)
Goldman Sachs International	GS Equity Custom Basket	(1.63)%	At Maturity	05/06/24	8,238,573	(175,207)
					$16,800,099	$(580,017)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
GS EQUITY LONG CUSTOM BASKET
Saia, Inc.*	255	0.63%	$8,688
HollyFrontier Corp.	609	0.86%	7,990
Marathon Petroleum Corp.	515	0.82%	6,602
United Parcel Service, Inc. — Class B	333	1.05%	6,597
Phillips 66	345	0.93%	6,103
ONEOK, Inc.	620	1.20%	4,941
J.B. Hunt Transport Services, Inc.	202	0.59%	4,593
CVS Health Corp.	498	0.82%	4,532
World Fuel Services Corp.	643	0.67%	4,353
Pilgrim’s Pride Corp.*	859	0.72%	4,308
Apple, Inc.	146	0.86%	4,257
HCP, Inc.	1,034	0.97%	4,239
Amgen, Inc.	224	1.14%	4,231
Schneider National, Inc. — Class B	1,090	0.62%	4,098
Alphabet, Inc. — Class C*	29	0.93%	4,068
Molson Coors Brewing Co. — Class B	1,153	1.74%	4,061
FirstEnergy Corp.	733	0.93%	4,017
Zimmer Biomet Holdings, Inc.	237	0.85%	3,979
Valero Energy Corp.	396	0.89%	3,516
AT&T, Inc.	559	0.56%	3,203
Medical Properties Trust, Inc.	2,065	1.06%	3,180
Old Dominion Freight Line, Inc.	99	0.44%	2,894
Werner Enterprises, Inc.	492	0.46%	2,863
Knight-Swift Transportation Holdings, Inc.	528	0.50%	2,767
Verizon Communications, Inc.	780	1.24%	2,753
Baxter International, Inc.	277	0.64%	2,720
Deluxe Corp.	320	0.41%	2,614
Heartland Express, Inc.	930	0.53%	2,585
Landstar System, Inc.	233	0.69%	2,547
Medtronic plc	228	0.65%	2,522
Ameren Corp.	477	1.00%	2,442
Scholastic Corp.	500	0.50%	2,365
Kansas City Southern	155	0.54%	2,135

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Sysco Corp.	316	0.66%	$2,098
News Corp. — Class A	951	0.35%	2,016
Cardinal Health, Inc.	572	0.71%	1,982
Southern Co.	273	0.44%	1,956
Becton Dickinson and Co.	122	0.81%	1,945
Toll Brothers, Inc.	422	0.45%	1,904
Hartford Financial Services Group, Inc.	316	0.50%	1,851
Marten Transport Ltd.	636	0.35%	1,838
Southwest Airlines Co.	526	0.75%	1,804
United Airlines Holdings, Inc.*	298	0.69%	1,681
Allison Transmission Holdings, Inc.	526	0.65%	1,631
Microsoft Corp.	226	0.83%	1,566
Kimberly-Clark Corp.	205	0.76%	1,525
Delta Air Lines, Inc.	560	0.85%	1,523
Tyson Foods, Inc. — Class A	385	0.87%	1,475
Forward Air Corp.	280	0.47%	1,456
DR Horton, Inc.	197	0.27%	1,452
Portland General Electric Co.	642	0.95%	1,445
Diodes, Inc.*	227	0.24%	1,419
JPMorgan Chase & Co.	196	0.61%	1,374
Echo Global Logistics, Inc.*	606	0.36%	1,357
Intel Corp.	290	0.39%	1,357
Kellogg Co.	180	0.30%	1,352
Home Depot, Inc.	39	0.24%	1,326
Procter & Gamble Co.	87	0.28%	1,305
Agilent Technologies, Inc.	199	0.40%	1,301
Campbell Soup Co.	239	0.29%	1,268
McKesson Corp.	436	1.56%	1,213
US Foods Holding Corp.*	279	0.30%	1,205
Skyworks Solutions, Inc.	228	0.47%	1,204
Bristol-Myers Squibb Co.	159	0.21%	1,149
Hologic, Inc.*	411	0.54%	1,122
PepsiCo, Inc.	274	0.99%	1,069
Waters Corp.*	69	0.40%	1,058
Urban Edge Properties	497	0.26%	1,054
Alaska Air Group, Inc.	253	0.43%	1,050
General Mills, Inc.	371	0.54%	1,017
Archer-Daniels-Midland Co.	1,070	1.15%	963
PPL Corp.	1,085	0.90%	955
Central Garden & Pet Co. — Class A*	374	0.27%	952
Hormel Foods Corp.	401	0.46%	899
OGE Energy Corp.	359	0.43%	890
Kroger Co.	773	0.52%	866
Eli Lilly & Co.	203	0.60%	861
Brinker International, Inc.	312	0.35%	861

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Apartment Investment & Management Co. — Class A	832	1.14%	$840
Equity Commonwealth	1,271	1.14%	839
Walmart, Inc.	73	0.23%	784
Renewable Energy Group, Inc.*	763	0.30%	774
PBF Energy, Inc. — Class A	731	0.52%	724
Autoliv, Inc.	121	0.25%	705
Lamb Weston Holdings, Inc.	170	0.32%	693
Avista Corp.	330	0.42%	682
Parker-Hannifin Corp.	50	0.24%	677
Northern Trust Corp.	153	0.37%	673
Ingredion, Inc.	407	0.87%	615
Merck & Company, Inc.	511	1.13%	613
Vishay Intertechnology, Inc.	552	0.25%	596
Targa Resources Corp.	332	0.35%	561
Walgreens Boots Alliance, Inc.	253	0.37%	558
Delek US Holdings, Inc.	668	0.64%	468
Coca-Cola Co.	162	0.23%	458
Humana, Inc.	34	0.23%	424
Public Service Enterprise Group, Inc.	264	0.43%	415
TEGNA, Inc.	649	0.26%	396
Westlake Chemical Corp.	123	0.21%	367
Hill-Rom Holdings, Inc.	208	0.57%	314
Bank of America Corp.	295	0.23%	274
Biogen, Inc.*	71	0.43%	266
Pinnacle West Capital Corp.	388	0.99%	264
Abbott Laboratories	101	0.22%	258
Mondelez International, Inc. — Class A	162	0.24%	215
Thermo Fisher Scientific, Inc.	84	0.64%	177
Oracle Corp.	290	0.42%	133
Danaher Corp.	49	0.19%	95
Colgate-Palmolive Co.	367	0.71%	66
Berkshire Hathaway, Inc. — Class B*	40	0.22%	56
Textron, Inc.	172	0.22%	52
PACCAR, Inc.	177	0.33%	39
Post Holdings, Inc.*	158	0.44%	32
Facebook, Inc. — Class A*	123	0.58%	(2)
State Street Corp.	150	0.23%	(11)
Avnet, Inc.	250	0.29%	(21)
AES Corp.	971	0.42%	(39)
Jazz Pharmaceuticals plc*	106	0.36%	(43)
Bank of New York Mellon Corp.	188	0.22%	(54)
AMERCO	47	0.48%	(59)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Caterpillar, Inc.	83	0.28%	$(81)
Expeditors International of Washington, Inc.	121	0.24%	(107)
Summit Hotel Properties, Inc.	1,283	0.39%	(143)
TrueBlue, Inc.*	448	0.25%	(148)
Clorox Co.	52	0.21%	(222)
Cummins, Inc.	147	0.63%	(226)
Starbucks Corp.	92	0.21%	(229)
STERIS plc	77	0.29%	(234)
Visa, Inc. — Class A	32	0.14%	(255)
Citigroup, Inc.	117	0.21%	(272)
MetLife, Inc.	202	0.25%	(281)
Walt Disney Co.	60	0.21%	(286)
International Business Machines Corp.	56	0.21%	(322)
Oshkosh Corp.	135	0.27%	(323)
Darling Ingredients, Inc.*	1,077	0.54%	(334)
Kinder Morgan, Inc.	2,084	1.13%	(354)
Integer Holdings Corp.*	174	0.35%	(365)
Omnicom Group, Inc.	458	0.94%	(417)
Principal Financial Group, Inc.	165	0.25%	(472)
Comerica, Inc.	121	0.21%	(476)
Exelon Corp.	560	0.71%	(504)
John Wiley & Sons, Inc. — Class A	386	0.45%	(521)
Cogent Communications Holdings, Inc.	107	0.15%	(552)
Cal-Maine Foods, Inc.	611	0.64%	(643)
Kraft Heinz Co.	304	0.22%	(701)
Philip Morris International, Inc.	331	0.66%	(732)
AmerisourceBergen Corp. — Class A	441	0.95%	(744)
General Motors Co.	357	0.35%	(783)
ATN International, Inc.	218	0.33%	(861)
Host Hotels & Resorts, Inc.	889	0.40%	(928)
Regeneron Pharmaceuticals, Inc.*	46	0.34%	(971)
Chevron Corp.	403	1.26%	(1,036)
Cisco Systems, Inc.	146	0.19%	(1,124)
Union Pacific Corp.	114	0.48%	(1,170)
Kennametal, Inc.	476	0.38%	(1,171)
Domtar Corp.	589	0.55%	(1,217)
ManpowerGroup, Inc.	157	0.35%	(1,302)
JM Smucker Co.	121	0.35%	(1,584)
Gilead Sciences, Inc.	587	0.98%	(1,597)
BorgWarner, Inc.	453	0.44%	(1,771)
B&G Foods, Inc.	440	0.22%	(1,786)
Discovery, Inc. — Class A*	823	0.58%	(1,926)
Lear Corp.	107	0.33%	(1,980)
UnitedHealth Group, Inc.	64	0.37%	(2,106)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.*	110	0.28%	$(2,112)
Johnson & Johnson	221	0.75%	(2,298)
Norfolk Southern Corp.	120	0.57%	(2,317)
Lions Gate Entertainment Corp. — Class A*	2,227	0.54%	(2,523)
AMC Networks, Inc. — Class A*	490	0.63%	(2,661)
Herbalife Nutrition Ltd.*	542	0.54%	(2,962)
JetBlue Airways Corp.*	1,279	0.56%	(2,993)
Exxon Mobil Corp.	709	1.31%	(2,999)
FedEx Corp.	217	0.83%	(3,010)
Innoviva, Inc.*	891	0.25%	(3,012)
National Fuel Gas Co.	637	0.78%	(3,841)
Williams Companies, Inc.	1,183	0.75%	(4,223)
CSX Corp.	481	0.88%	(4,277)
H&R Block, Inc.	940	0.58%	(4,522)
Meredith Corp.	319	0.31%	(4,578)
Shenandoah Telecommunications Co.	730	0.61%	(4,584)
Unit Corp.*	4,077	0.36%	(6,738)
Pfizer, Inc.	1,003	0.95%	(6,761)
Total GS Equity Long Custom Basket			109,564

GS EQUITY SHORT CUSTOM BASKET
PTC, Inc.*	1,023	(0.85)%	20,627
Fortive Corp.	1,533	(1.28)%	16,434
Allegheny Technologies, Inc.*	3,585	(0.88)%	13,695
International Flavors & Fragrances, Inc.	404	(0.60)%	11,902
WR Grace & Co.	1,476	(1.20)%	11,483
Diamondback Energy, Inc.	791	(0.86)%	8,873
Autodesk, Inc.*	478	(0.86)%	8,656
Workday, Inc. — Class A*	163	(0.34)%	7,664
Transocean Ltd.*	5,396	(0.29)%	6,806
Roper Technologies, Inc.	256	(1.11)%	4,939
ServiceNow, Inc.*	124	(0.38)%	4,895
FireEye, Inc.*	3,376	(0.55)%	4,890
Guardant Health, Inc.*	329	(0.25)%	4,806
Wingstop, Inc.	688	(0.73)%	4,573
Materion Corp.	1,175	(0.88)%	4,500
Southern Copper Corp.	1,461	(0.61)%	4,500
Okta, Inc.*	124	(0.15)%	4,227
Linde plc	459	(1.08)%	4,167
Everbridge, Inc.*	107	(0.08)%	3,970
Schlumberger Ltd.	1,519	(0.63)%	3,828
Rollins, Inc.	1,101	(0.46)%	3,820
Woodward, Inc.	600	(0.79)%	3,726
Hudson Pacific Properties, Inc.	4,187	(1.70)%	3,513
Core Laboratories N.V.	862	(0.49)%	3,448
Fair Isaac Corp.*	149	(0.55)%	3,314

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Chegg, Inc.*	239	(0.09)%	$3,313
Pegasystems, Inc.	1,119	(0.92)%	2,921
Sensient Technologies Corp.	573	(0.48)%	2,848
MongoDB, Inc.*	64	(0.09)%	2,827
Twilio, Inc. — Class A*	72	(0.10)%	2,667
Avalara, Inc.*	223	(0.18)%	2,648
AptarGroup, Inc.	577	(0.83)%	2,383
Coupa Software, Inc.*	127	(0.20)%	2,364
Ares Management Corp. — Class A	1,617	(0.53)%	2,315
Appian Corp.*	365	(0.21)%	2,308
Wyndham Hotels & Resorts, Inc.	522	(0.33)%	2,292
Trade Desk, Inc. — Class A*	44	(0.10)%	2,229
Zendesk, Inc.*	114	(0.10)%	2,117
Universal Display Corp.	51	(0.10)%	2,027
EPAM Systems, Inc.*	161	(0.36)%	1,954
Elastic N.V.*	107	(0.11)%	1,837
HubSpot, Inc.*	58	(0.11)%	1,765
Planet Fitness, Inc. — Class A*	137	(0.10)%	1,744
Alteryx, Inc. — Class A*	110	(0.14)%	1,667
Advanced Micro Devices, Inc.*	474	(0.17)%	1,621
HEICO Corp.	114	(0.17)%	1,581
MercadoLibre, Inc.*	17	(0.11)%	1,472
Alarm.com Holdings, Inc.*	199	(0.11)%	1,433
VeriSign, Inc.*	49	(0.11)%	1,325
People’s United Financial, Inc.	2,264	(0.43)%	1,324
Paycom Software, Inc.*	44	(0.11)%	1,194
Veeva Systems, Inc. — Class A*	61	(0.11)%	1,138
Mastercard, Inc. — Class A	109	(0.36)%	1,097
Qualys, Inc.*	119	(0.11)%	1,055
CVB Financial Corp.	1,912	(0.48)%	956
CNO Financial Group, Inc.	2,772	(0.53)%	915
Aspen Technology, Inc.*	78	(0.12)%	908
Paylocity Holding Corp.*	99	(0.12)%	820
Atlassian Corporation plc — Class A*	77	(0.12)%	808
MSCI, Inc. — Class A	64	(0.17)%	791
Charter Communications, Inc. — Class A*	99	(0.50)%	516
IDEXX Laboratories, Inc.*	36	(0.12)%	511
First Republic Bank	681	(0.80)%	469
Appfolio, Inc. — Class A*	97	(0.11)%	448
PROS Holdings, Inc.*	156	(0.11)%	403
Signature Bank	275	(0.40)%	303
National Oilwell Varco, Inc.	2,772	(0.71)%	277
MarketAxess Holdings, Inc.	42	(0.17)%	273

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Blackline, Inc.*	213	(0.12)%	$196
Casella Waste Systems, Inc. — Class A*	681	(0.35)%	184
Q2 Holdings, Inc.*	129	(0.12)%	175
Compass Minerals International, Inc.	922	(0.63)%	138
California Water Service Group	561	(0.36)%	64
Capitol Federal Financial, Inc.	8,233	(1.38)%	—
BankUnited, Inc.	746	(0.30)%	(90)
Copart, Inc.*	331	(0.32)%	(277)
Intuit, Inc.	37	(0.12)%	(299)
Exponent, Inc.	727	(0.62)%	(299)
Toro Co.	457	(0.41)%	(343)
Synopsys, Inc.*	331	(0.55)%	(367)
Glacier Bancorp, Inc.	1,300	(0.64)%	(377)
Verisk Analytics, Inc. — Class A	263	(0.50)%	(438)
Intuitive Surgical, Inc.*	20	(0.13)%	(492)
Avery Dennison Corp.	392	(0.54)%	(510)
Federal Realty Investment Trust	80	(0.13)%	(627)
McDonald’s Corp.	100	(0.26)%	(805)
Palo Alto Networks, Inc.*	294	(0.73)%	(894)
Five9, Inc.*	216	(0.14)%	(997)
American Campus Communities, Inc.	903	(0.53)%	(1,020)
ANSYS, Inc.*	51	(0.14)%	(1,171)
Healthcare Realty Trust, Inc.	1,030	(0.42)%	(1,215)
Alexandria Real Estate Equities, Inc.	406	(0.76)%	(1,222)
CubeSmart	1,565	(0.66)%	(1,299)
CoStar Group, Inc.*	41	(0.30)%	(1,356)
Bright Horizons Family Solutions, Inc.*	363	(0.67)%	(1,590)
WesBanco, Inc.	947	(0.43)%	(1,648)
Columbia Financial, Inc.*	2,083	(0.40)%	(1,791)
Cintas Corp.	60	(0.20)%	(2,149)
Balchem Corp.	857	(1.03)%	(2,177)
Old National Bancorp	3,575	(0.75)%	(2,199)
Pebblebrook Hotel Trust	2,528	(0.85)%	(2,229)
Douglas Emmett, Inc.	1,156	(0.60)%	(2,254)
Fastenal Co.	1,101	(0.44)%	(2,270)
RealPage, Inc.*	500	(0.38)%	(2,280)
Tyler Technologies, Inc.*	81	(0.26)%	(2,325)
DocuSign, Inc.*	197	(0.15)%	(2,397)
BOK Financial Corp.	963	(0.93)%	(2,429)
Liberty Property Trust	2,397	(1.49)%	(2,546)
Pool Corp.	166	(0.41)%	(2,634)
Monolithic Power Systems, Inc.	108	(0.20)%	(2,642)
Valley National Bancorp	6,072	(0.80)%	(2,672)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
AMETEK, Inc.	1,073	(1.20)%	$(2,774)
South Jersey Industries, Inc.	2,657	(1.06)%	(2,816)
Crown Castle International Corp.	932	(1.57)%	(2,899)
WEC Energy Group, Inc.	518	(0.60)%	(2,979)
Kaiser Aluminum Corp.	444	(0.53)%	(3,015)
American Homes 4 Rent — Class A	2,612	(0.82)%	(3,056)
WP Carey, Inc.	670	(0.73)%	(3,089)
Essex Property Trust, Inc.	104	(0.41)%	(3,236)
Atmos Energy Corp.	289	(0.40)%	(3,257)
Extra Space Storage, Inc.	423	(0.60)%	(3,261)
Digital Realty Trust, Inc.	308	(0.49)%	(3,262)
American States Water Co.	566	(0.62)%	(3,433)
American Tower Corp. — Class A	303	(0.81)%	(3,684)
American Water Works Company, Inc.	546	(0.82)%	(3,706)
Camden Property Trust	778	(1.05)%	(4,327)
Axis Capital Holdings Ltd.	696	(0.56)%	(4,414)
UDR, Inc.	1,817	(1.07)%	(4,654)
Everest Re Group Ltd.	289	(0.93)%	(4,925)
Washington Federal, Inc.	1,283	(0.58)%	(5,196)
First Industrial Realty Trust, Inc.	1,788	(0.86)%	(5,579)
Scotts Miracle-Gro Co. — Class A	644	(0.80)%	(5,674)
Vulcan Materials Co.	412	(0.76)%	(5,892)
First Financial Bankshares, Inc.	1,551	(0.63)%	(5,894)
Equity LifeStyle Properties, Inc.	547	(0.89)%	(6,088)
Ball Corp.	1,155	(1.02)%	(6,149)
NextEra Energy, Inc.	199	(0.56)%	(6,173)
RLI Corp.	1,247	(1.41)%	(6,513)
STORE Capital Corp.	2,175	(0.99)%	(6,590)
Realty Income Corp.	1,537	(1.43)%	(6,840)
Equity Residential	771	(0.81)%	(6,881)
Invitation Homes, Inc.	2,606	(0.94)%	(6,958)
NewMarket Corp.	105	(0.60)%	(7,039)
Guidewire Software, Inc.*	914	(1.17)%	(7,137)
Proofpoint, Inc.*	448	(0.70)%	(8,879)
RPM International, Inc.	1,180	(0.99)%	(9,016)
SBA Communications Corp.	526	(1.54)%	(9,405)
Terreno Realty Corp.	2,362	(1.46)%	(9,495)
New York Community Bancorp, Inc.	4,424	(0.67)%	(9,600)
EastGroup Properties, Inc.	922	(1.40)%	(9,718)
Welltower, Inc.	1,429	(1.57)%	(11,519)
Agree Realty Corp.	1,795	(1.59)%	(12,044)
Equinix, Inc.	168	(1.18)%	(12,190)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Martin Marietta Materials, Inc.	293	(0.97)%	$(12,322)
Sherwin-Williams Co.	179	(1.19)%	(15,265)
IHS Markit Ltd.*	2,158	(1.75)%	(15,624)
Rexford Industrial Realty, Inc.	3,454	(1.85)%	(15,647)
TransDigm Group, Inc.	306	(1.93)%	(16,377)
TransUnion	1,509	(1.49)%	(16,659)
Sun Communities, Inc.	1,090	(1.96)%	(21,604)
Total GS Equity Short Custom Basket			(175,207)

MS EQUITY LONG CUSTOM BASKET
Pilgrim’s Pride Corp.*	859	0.72%	8,929
Saia, Inc.*	255	0.63%	8,344
Tyson Foods, Inc. — Class A	385	0.87%	6,984
World Fuel Services Corp.	643	0.67%	6,957
McKesson Corp.	436	1.56%	5,729
Apple, Inc.	146	0.86%	5,183
Microsoft Corp.	226	0.83%	5,031
United Parcel Service, Inc. — Class B	333	1.05%	4,951
CVS Health Corp.	498	0.82%	4,942
FirstEnergy Corp.	733	0.93%	4,772
Sysco Corp.	316	0.66%	4,348
Delta Air Lines, Inc.	560	0.85%	4,273
HCP, Inc.	1,034	0.97%	4,260
Medtronic plc	228	0.65%	4,186
PepsiCo, Inc.	274	0.99%	4,168
ONEOK, Inc.	620	1.20%	4,039
Kimberly-Clark Corp.	205	0.76%	3,833
AT&T, Inc.	559	0.56%	3,600
JPMorgan Chase & Co.	196	0.61%	3,550
Hartford Financial Services Group, Inc.	316	0.50%	3,543
Marathon Petroleum Corp.	515	0.82%	3,107
United Airlines Holdings, Inc.*	298	0.69%	2,944
Kansas City Southern	155	0.54%	2,809
Portland General Electric Co.	642	0.95%	2,748
Ameren Corp.	477	1.00%	2,700
Old Dominion Freight Line, Inc.	99	0.44%	2,598
Knight-Swift Transportation Holdings, Inc.	528	0.50%	2,598
Alaska Air Group, Inc.	253	0.43%	2,510
Omnicom Group, Inc.	458	0.94%	2,492
Zimmer Biomet Holdings, Inc.	237	0.85%	2,460
Colgate-Palmolive Co.	367	0.71%	2,386
J.B. Hunt Transport Services, Inc.	202	0.59%	2,333

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation
Baxter International, Inc.	277	0.64%	$2,321
Hologic, Inc.*	411	0.54%	2,317
Toll Brothers, Inc.	422	0.45%	2,239
Southwest Airlines Co.	526	0.75%	2,199
Deluxe Corp.	320	0.41%	2,198
Marten Transport Ltd.	636	0.35%	2,131
Southern Co.	273	0.44%	2,107
Medical Properties Trust, Inc.	2,065	1.06%	2,106
Heartland Express, Inc.	930	0.53%	2,102
Equity Commonwealth	1,271	1.14%	1,957
Skyworks Solutions, Inc.	228	0.47%	1,954
Landstar System, Inc.	233	0.69%	1,890
Procter & Gamble Co.	87	0.28%	1,869
US Foods Holding Corp.*	279	0.30%	1,864
Hill-Rom Holdings, Inc.	208	0.57%	1,840
Phillips 66	345	0.93%	1,770
Agilent Technologies, Inc.	199	0.40%	1,752
HollyFrontier Corp.	609	0.86%	1,717
Home Depot, Inc.	39	0.24%	1,668
Amgen, Inc.	224	1.14%	1,611
Central Garden & Pet Co. — Class A*	374	0.27%	1,591
Walmart, Inc.	73	0.23%	1,567
News Corp. — Class A	951	0.35%	1,531
DR Horton, Inc.	197	0.27%	1,527
Facebook, Inc. — Class A*	123	0.58%	1,502
Kellogg Co.	180	0.30%	1,461
Apartment Investment & Management Co. — Class A	832	1.14%	1,439
Diodes, Inc.*	227	0.24%	1,428
General Mills, Inc.	371	0.54%	1,413
Campbell Soup Co.	239	0.29%	1,369
Alphabet, Inc. — Class C*	29	0.93%	1,333
Kinder Morgan, Inc.	2,084	1.13%	1,313
Molson Coors Brewing Co. — Class B	1,153	1.74%	1,266
Bristol-Myers Squibb Co.	159	0.21%	1,221
Walt Disney Co.	60	0.21%	1,202
Kroger Co.	773	0.52%	1,167
AMERCO	47	0.48%	1,157
Eli Lilly & Co.	203	0.60%	1,066
Cummins, Inc.	147	0.63%	1,047
Echo Global Logistics, Inc.*	606	0.36%	1,022
Allison Transmission Holdings, Inc.	526	0.65%	994
TEGNA, Inc.	649	0.26%	986
Merck & Company, Inc.	511	1.13%	966
MetLife, Inc.	202	0.25%	941
Hormel Foods Corp.	401	0.46%	941
Cardinal Health, Inc.	572	0.71%	903
Avista Corp.	330	0.42%	899
Becton Dickinson and Co.	122	0.81%	898

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OGE Energy Corp.	359	0.43%	$886
Schneider National, Inc. — Class B	1,090	0.62%	850
Werner Enterprises, Inc.	492	0.46%	827
Parker-Hannifin Corp.	50	0.24%	795
Autoliv, Inc.	121	0.25%	790
JetBlue Airways Corp.*	1,279	0.56%	780
Lamb Weston Holdings, Inc.	170	0.32%	761
Thermo Fisher Scientific, Inc.	84	0.64%	755
Brinker International, Inc.	312	0.35%	723
ManpowerGroup, Inc.	157	0.35%	683
Public Service Enterprise Group, Inc.	264	0.43%	653
Urban Edge Properties	497	0.26%	616
ATN International, Inc.	218	0.33%	558
Mondelez International, Inc. — Class A	162	0.24%	527
Northern Trust Corp.	153	0.37%	519
Coca-Cola Co.	162	0.23%	516
Abbott Laboratories	101	0.22%	499
Avnet, Inc.	250	0.29%	474
Oracle Corp.	290	0.42%	431
PACCAR, Inc.	177	0.33%	388
Oshkosh Corp.	135	0.27%	356
Integer Holdings Corp.*	174	0.35%	355
Pinnacle West Capital Corp.	388	0.99%	241
Berkshire Hathaway, Inc. — Class B*	40	0.22%	240
Summit Hotel Properties, Inc.	1,283	0.39%	237
Bank of America Corp.	295	0.23%	219
Biogen, Inc.*	71	0.43%	204
Clorox Co.	52	0.21%	183
Forward Air Corp.	280	0.47%	143
Caterpillar, Inc.	83	0.28%	138
Danaher Corp.	49	0.19%	122
State Street Corp.	150	0.23%	51
John Wiley & Sons, Inc. — Class A	386	0.45%	35
Bank of New York Mellon Corp.	188	0.22%	16
Expeditors International of Washington, Inc.	121	0.24%	(100)
AmerisourceBergen Corp. — Class A	441	0.95%	(104)
Textron, Inc.	172	0.22%	(141)
Westlake Chemical Corp.	123	0.21%	(160)
Gilead Sciences, Inc.	587	0.98%	(164)
Citigroup, Inc.	117	0.21%	(205)
STERIS plc	77	0.29%	(215)
Starbucks Corp.	92	0.21%	(235)
Humana, Inc.	34	0.23%	(245)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Visa, Inc. — Class A	33	0.15%	$(261)
International Business Machines Corp.	56	0.21%	(286)
Valero Energy Corp.	396	0.89%	(309)
Principal Financial Group, Inc.	165	0.25%	(319)
Norfolk Southern Corp.	120	0.57%	(331)
Cogent Communications Holdings, Inc.	107	0.15%	(346)
Verizon Communications, Inc.	780	1.24%	(406)
Union Pacific Corp.	114	0.48%	(466)
Intel Corp.	290	0.39%	(473)
Targa Resources Corp.	332	0.35%	(485)
Delek US Holdings, Inc.	668	0.64%	(494)
Comerica, Inc.	121	0.21%	(499)
Post Holdings, Inc.*	158	0.44%	(521)
Cisco Systems, Inc.	146	0.19%	(545)
JM Smucker Co.	121	0.35%	(590)
Vishay Intertechnology, Inc.	552	0.25%	(789)
Regeneron Pharmaceuticals, Inc.*	46	0.34%	(837)
Scholastic Corp.	500	0.50%	(870)
General Motors Co.	357	0.35%	(876)
PPL Corp.	1,085	0.90%	(922)
TrueBlue, Inc.*	448	0.25%	(945)
Jazz Pharmaceuticals plc*	106	0.36%	(970)
Discovery, Inc. — Class A*	823	0.58%	(1,006)
Host Hotels & Resorts, Inc.	889	0.40%	(1,119)
Exelon Corp.	560	0.71%	(1,243)
Kraft Heinz Co.	304	0.22%	(1,430)
B&G Foods, Inc.	440	0.22%	(1,439)
Walgreens Boots Alliance, Inc.	253	0.37%	(1,485)
Archer-Daniels-Midland Co.	1,070	1.15%	(1,519)
Lear Corp.	107	0.33%	(1,594)
Waters Corp.*	69	0.40%	(1,622)
Chevron Corp.	403	1.26%	(1,689)
BorgWarner, Inc.	453	0.44%	(1,744)
AES Corp.	971	0.42%	(1,855)
UnitedHealth Group, Inc.	64	0.37%	(1,885)
CSX Corp.	481	0.88%	(1,908)
Johnson & Johnson	221	0.75%	(2,060)
Darling Ingredients, Inc.*	1,077	0.54%	(2,326)
Kennametal, Inc.	476	0.38%	(2,342)
Cal-Maine Foods, Inc.	611	0.64%	(2,399)
Domtar Corp.	589	0.55%	(2,427)
Innoviva, Inc.*	891	0.25%	(2,807)
Alexion Pharmaceuticals, Inc.*	110	0.28%	(3,108)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Philip Morris International, Inc.	331	0.66%	$(3,674)
AMC Networks, Inc. — Class A*	490	0.63%	(3,798)
PBF Energy, Inc. — Class A	730	0.52%	(3,949)
H&R Block, Inc.	940	0.58%	(4,133)
Lions Gate Entertainment Corp. — Class A*	2,229	0.54%	(4,251)
Williams Companies, Inc.	1,183	0.75%	(4,540)
Ingredion, Inc.	407	0.87%	(4,550)
Renewable Energy Group, Inc.*	763	0.30%	(6,032)
Pfizer, Inc.	1,003	0.95%	(6,108)
Meredith Corp.	319	0.31%	(6,570)
FedEx Corp.	217	0.83%	(6,623)
Exxon Mobil Corp.	709	1.31%	(6,899)
Herbalife Nutrition Ltd.*	542	0.54%	(7,139)
National Fuel Gas Co.	637	0.78%	(8,924)
Unit Corp.*	4,077	0.36%	(10,299)
Shenandoah Telecommunications Co.	730	0.61%	(10,446)
Total MS Equity Long Custom Basket			71,589

MS EQUITY SHORT CUSTOM BASKET
PTC, Inc.*	1,023	(0.81)%	22,262
Fortive Corp.	1,533	(1.23)%	19,417
Core Laboratories N.V.	862	(0.47)%	17,990
Allegheny Technologies, Inc.*	3,585	(0.85)%	17,060
Diamondback Energy, Inc.	791	(0.83)%	14,681
National Oilwell Varco, Inc.	2,772	(0.69)%	14,165
WR Grace & Co.	1,476	(1.15)%	13,948
Autodesk, Inc.*	478	(0.82)%	11,747
Palo Alto Networks, Inc.*	294	(0.70)%	10,472
FireEye, Inc.*	3,376	(0.53)%	9,235
Transocean Ltd.*	5,396	(0.28)%	7,318
Guardant Health, Inc.*	329	(0.25)%	7,104
Southern Copper Corp.	1,461	(0.58)%	6,911
Schlumberger Ltd.	1,519	(0.61)%	6,658
Workday, Inc. — Class A*	163	(0.32)%	6,315
International Flavors & Fragrances, Inc.	404	(0.58)%	5,653
Wingstop, Inc.	688	(0.70)%	4,413
Roper Technologies, Inc.	256	(1.07)%	4,412
Rollins, Inc.	1,102	(0.44)%	3,799
ServiceNow, Inc.*	124	(0.37)%	3,642
Hudson Pacific Properties, Inc.	4,187	(1.64)%	3,173
Okta, Inc.*	124	(0.14)%	3,024
Alarm.com Holdings, Inc.*	199	(0.11)%	2,875
Appian Corp.*	365	(0.20)%	2,856
Everbridge, Inc.*	107	(0.08)%	2,711

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Planet Fitness, Inc. — Class A*	137	(0.09)%	$2,392
Signature Bank	275	(0.38)%	2,384
MongoDB, Inc.*	64	(0.09)%	2,374
Ares Management Corp. — Class A	1,617	(0.51)%	2,087
EPAM Systems, Inc.*	161	(0.34)%	2,035
WesBanco, Inc.	947	(0.41)%	1,989
Fair Isaac Corp.*	149	(0.53)%	1,981
Twilio, Inc. — Class A*	72	(0.09)%	1,950
Kaiser Aluminum Corp.	444	(0.51)%	1,891
Trade Desk, Inc. — Class A*	44	(0.10)%	1,712
People’s United Financial, Inc.	2,264	(0.41)%	1,641
Chegg, Inc.*	239	(0.08)%	1,638
First Republic Bank	681	(0.77)%	1,621
Zendesk, Inc.*	114	(0.10)%	1,593
Qualys, Inc.*	119	(0.11)%	1,405
MSCI, Inc. — Class A	64	(0.16)%	1,387
HEICO Corp.	114	(0.17)%	1,328
CNO Financial Group, Inc.	2,772	(0.51)%	1,275
PROS Holdings, Inc.*	156	(0.11)%	1,122
HubSpot, Inc.*	58	(0.10)%	1,095
Blackline, Inc.*	213	(0.12)%	1,086
Mastercard, Inc. — Class A	109	(0.35)%	1,082
MercadoLibre, Inc.*	17	(0.11)%	1,059
VeriSign, Inc.*	49	(0.11)%	950
Avalara, Inc.*	223	(0.18)%	768
IDEXX Laboratories, Inc.*	36	(0.11)%	626
Coupa Software, Inc.*	127	(0.19)%	577
Intuit, Inc.	37	(0.11)%	528
Appfolio, Inc. — Class A*	97	(0.11)%	496
Universal Display Corp.	51	(0.10)%	482
Charter Communications, Inc. — Class A*	99	(0.48)%	441
Alteryx, Inc. — Class A*	110	(0.14)%	411
Paycom Software, Inc.*	44	(0.11)%	410
CVB Financial Corp.	1,912	(0.47)%	363
BOK Financial Corp.	963	(0.89)%	258
Veeva Systems, Inc. — Class A*	61	(0.11)%	249
Casella Waste Systems, Inc. — Class A*	681	(0.34)%	142
Atlassian Corporation plc — Class A*	77	(0.11)%	4
Livent Corp.*	0	0.00%	3
California Water Service Group	561	(0.35)%	(1)
Intuitive Surgical, Inc.*	20	(0.13)%	(163)
BankUnited, Inc.	746	(0.29)%	(209)
Aspen Technology, Inc.*	78	(0.11)%	(232)
Copart, Inc.*	331	(0.31)%	(273)

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
Exponent, Inc.	727	(0.59)%	$(392)
Toro Co.	457	(0.39)%	(397)
Verisk Analytics, Inc. — Class A	263	(0.49)%	(470)
ANSYS, Inc.*	51	(0.13)%	(492)
Synopsys, Inc.*	331	(0.53)%	(500)
Q2 Holdings, Inc.*	129	(0.12)%	(534)
Columbia Financial, Inc.*	2,083	(0.38)%	(542)
Paylocity Holding Corp.*	99	(0.11)%	(561)
American Campus Communities, Inc.	903	(0.51)%	(578)
Federal Realty Investment Trust	80	(0.13)%	(674)
Elastic N.V.*	107	(0.10)%	(841)
Advanced Micro Devices, Inc.*	474	(0.16)%	(847)
Sensient Technologies Corp.	573	(0.46)%	(848)
Avery Dennison Corp.	392	(0.52)%	(968)
McDonald’s Corp.	100	(0.25)%	(1,006)
RealPage, Inc.*	500	(0.37)%	(1,030)
Healthcare Realty Trust, Inc.	1,030	(0.40)%	(1,123)
Five9, Inc.*	216	(0.14)%	(1,203)
Wyndham Hotels & Resorts, Inc.	522	(0.32)%	(1,232)
Glacier Bancorp, Inc.	1,300	(0.61)%	(1,300)
DocuSign, Inc.*	197	(0.14)%	(1,454)
CoStar Group, Inc.*	41	(0.28)%	(1,495)
South Jersey Industries, Inc.	2,657	(1.02)%	(1,940)
Linde plc	459	(1.04)%	(2,110)
Fastenal Co.	1,101	(0.42)%	(2,140)
Monolithic Power Systems, Inc.	108	(0.20)%	(2,184)
Douglas Emmett, Inc.	1,156	(0.58)%	(2,358)
Tyler Technologies, Inc.*	81	(0.25)%	(2,394)
Cintas Corp.	60	(0.19)%	(2,504)
Pebblebrook Hotel Trust	2,528	(0.82)%	(2,927)
Compass Minerals International, Inc.	922	(0.61)%	(3,036)
WEC Energy Group, Inc.	518	(0.58)%	(3,053)
AMETEK, Inc.	1,073	(1.15)%	(3,130)
Old National Bancorp	3,575	(0.72)%	(3,164)
Atmos Energy Corp.	289	(0.38)%	(3,165)
Essex Property Trust, Inc.	104	(0.40)%	(3,345)
Liberty Property Trust	1,994	(1.20)%	(3,385)
Digital Realty Trust, Inc.	308	(0.47)%	(3,400)
MarketAxess Holdings, Inc.	42	(0.16)%	(3,462)
American States Water Co.	566	(0.59)%	(3,567)
Capitol Federal Financial, Inc.	8,233	(1.33)%	(3,870)
New York Community Bancorp, Inc.	4,424	(0.65)%	(3,937)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
LONG SHORT EQUITY FUND

	Shares	Percentage Notional Amount	Value and Unrealized Depreciation
NewMarket Corp.	105	(0.58)%	$(4,219)
CubeSmart	1,565	(0.64)%	(4,445)
Bright Horizons Family Solutions, Inc.*	363	(0.65)%	(4,487)
Alexandria Real Estate Equities, Inc.	406	(0.73)%	(4,519)
Axis Capital Holdings Ltd.	696	(0.54)%	(4,719)
Proofpoint, Inc.*	448	(0.68)%	(4,726)
Pegasystems, Inc.	1,119	(0.89)%	(4,809)
Realty Income Corp.	1,537	(1.38)%	(4,965)
WP Carey, Inc.	670	(0.70)%	(5,375)
UDR, Inc.	1,817	(1.03)%	(5,683)
Agree Realty Corp.	1,795	(1.53)%	(5,708)
Materion Corp.	1,175	(0.84)%	(5,870)
Balchem Corp.	857	(0.99)%	(6,256)
American Tower Corp. — Class A	303	(0.78)%	(6,306)
Extra Space Storage, Inc.	423	(0.58)%	(6,530)
Pool Corp.	166	(0.39)%	(6,783)
Camden Property Trust	778	(1.01)%	(6,868)
American Water Works Company, Inc.	546	(0.79)%	(6,935)
Equity Residential	771	(0.78)%	(7,035)
STORE Capital Corp.	2,175	(0.95)%	(7,286)
Valley National Bancorp	6,074	(0.77)%	(7,350)
AptarGroup, Inc.	577	(0.80)%	(7,461)
NextEra Energy, Inc.	199	(0.54)%	(7,775)
First Financial Bankshares, Inc.	1,551	(0.60)%	(7,856)
First Industrial Realty Trust, Inc.	1,788	(0.83)%	(7,885)
RPM International, Inc.	1,180	(0.95)%	(8,592)
Woodward, Inc.	600	(0.76)%	(8,670)
American Homes 4 Rent — Class A	2,612	(0.79)%	(8,750)
Guidewire Software, Inc.*	914	(1.12)%	(9,864)
Vulcan Materials Co.	412	(0.73)%	(9,938)
Washington Federal, Inc.	1,283	(0.55)%	(10,084)
Equity LifeStyle Properties, Inc.	547	(0.85)%	(10,792)
Dominion Energy, Inc.	2,836	(2.68)%	(11,433)
Crown Castle International Corp.	932	(1.51)%	(11,836)
EastGroup Properties, Inc.	922	(1.35)%	(12,253)
Ball Corp.	1,155	(0.98)%	(13,343)
Welltower, Inc.	1,429	(1.51)%	(13,628)
Invitation Homes, Inc.	2,606	(0.90)%	(14,229)
Everest Re Group Ltd.	289	(0.90)%	(14,866)
Scotts Miracle-Gro Co. — Class A	644	(0.77)%	(15,643)
IHS Markit Ltd.*	2,158	(1.69)%	(17,160)
Martin Marietta Materials, Inc.	293	(0.94)%	(17,650)
SBA Communications Corp.	526	(1.48)%	(18,381)
Sherwin-Williams Co.	179	(1.15)%	(19,493)
Americold Realty Trust	3,069	(1.33)%	(20,532)
Equinix, Inc.	168	(1.13)%	(21,625)
Terreno Realty Corp.	2,362	(1.41)%	(21,742)
TransDigm Group, Inc.	306	(1.86)%	(21,961)
TransUnion	1,509	(1.43)%	(22,551)
RLI Corp.	1,247	(1.35)%	(24,488)
Rexford Industrial Realty, Inc.	3,454	(1.78)%	(28,702)
Sun Communities, Inc.	1,090	(1.89)%	(32,993)
Total MS Equity Short Custom Basket			(404,810)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[2]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[3]	Rate indicated is the 7-day yield as of September 30, 2019.
[4]	Securities lending collateral — See Note 7.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
LONG SHORT EQUITY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,981,873	$—	$—	$19,981,873
Money Market Fund	633,697	—	—	633,697
Securities Lending Collateral	120,823	—	—	120,823
Custom Basket Swap Agreements**	—	181,153	—	181,153
Total Assets	$20,736,393	$181,153	$—	$20,917,546

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$580,017	$—	$580,017

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $119,034 of securities loaned (cost $19,606,043)	$20,736,393
Cash	46,947
Unrealized appreciation on OTC swap agreements	181,153
Receivables:
Dividends	28,482
Fund shares sold	347
Securities lending income	83
Total assets	20,993,405

Liabilities:
Unrealized depreciation on OTC swap agreements	580,017
Payable for:
Return of securities lending collateral	120,823
Fund shares redeemed	78,994
Swap settlement	40,297
Management fees	13,970
Distribution and service fees	3,989
Transfer agent and administrative fees	3,881
Portfolio accounting fees	1,552
Trustees’ fees*	396
Miscellaneous	21,948
Total liabilities	865,867
Commitments and contingent liabilities (Note 11)	—
Net assets	$20,127,538

Net assets consist of:
Paid in capital	$24,252,363
Total distributable earnings (loss)	(4,124,825)
Net assets	$20,127,538

A-Class:
Net assets	$8,761,651
Capital shares outstanding	552,995
Net asset value per share	$15.84
Maximum offering price per share (Net asset value divided by 95.25%)	$16.63

C-Class:
Net assets	$821,496
Capital shares outstanding	59,328
Net asset value per share	$13.85

P-Class:
Net assets	$8,354,851
Capital shares outstanding	525,622
Net asset value per share	$15.90

Institutional Class:
Net assets	$2,189,540
Capital shares outstanding	134,698
Net asset value per share	$16.26

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends	$258,150
Income from securities lending, net	367
Total investment income	258,517

Expenses:
Management fees	95,355
Distribution and service fees:
A-Class	11,666
C-Class	5,452
P-Class	10,982
Transfer agent and administrative fees	26,488
Portfolio accounting fees	10,595
Registration fees	10,336
Trustees’ fees*	2,751
Custodian fees	1,506
Miscellaneous	13,613
Total expenses	188,744
Net investment income	69,773

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	189,909
Swap agreements	(784,382)
Net realized loss	(594,473)
Net change in unrealized appreciation (depreciation) on:
Investments	331,602
Swap agreements	(331,282)
Net change in unrealized appreciation (depreciation)	320
Net realized and unrealized loss	(594,153)
Net decrease in net assets resulting from operations	$(524,380)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$69,773	$95,241
Net realized loss on investments	(594,473)	(3,806,811)
Net change in unrealized appreciation (depreciation) on investments	320	2,172,534
Net decrease in net assets resulting from operations	(524,380)	(1,539,036)

Distributions to shareholders:
A-Class	—	(186,614)
C-Class	—	(32,272)
P-Class	—	(181,349)
Institutional Class	—	(38,261)
Total distributions to shareholders	—	(438,496)

Capital share transactions:
Proceeds from sale of shares
A-Class	342,533	8,704,774
C-Class	5,100	28,175
P-Class	199,471	1,075,439
Institutional Class	667,464	841,185
Distributions reinvested
A-Class	—	183,572
C-Class	—	32,052
P-Class	—	171,465
Institutional Class	—	38,261
Cost of shares redeemed
A-Class	(1,496,639)	(2,055,064)
C-Class	(568,194)	(9,729,027)
P-Class	(929,247)	(3,739,420)
Institutional Class	(455,860)	(1,428,171)
Net decrease from capital share transactions	(2,235,372)	(5,876,759)
Net decrease in net assets	(2,759,752)	(7,854,291)

Net assets:
Beginning of period	22,887,290	30,741,581
End of period	$20,127,538	$22,887,290

Capital share activity:
Shares sold
A-Class	21,940	507,240
C-Class	366	1,935
P-Class	12,474	62,121
Institutional Class	41,549	48,459
Shares issued from reinvestment of distributions
A-Class	—	11,339
C-Class	—	2,252
P-Class	—	10,558
Institutional Class	—	2,308
Shares redeemed
A-Class	(95,100)	(122,808)
C-Class	(41,280)	(642,616)
P-Class	(59,339)	(222,239)
Institutional Class	(28,419)	(82,197)
Net decrease in shares	(147,809)	(423,648)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$16.20	$17.41	$15.80	$15.26	$16.16	$15.07
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.10	— [c]	(.09)	(.10)	(.06)
Net gain (loss) on investments (realized and unrealized)	(.41)	(1.02)	1.61	.63	(.80)	1.15
Total from investment operations	(.36)	(.92)	1.61	.54	(.90)	1.09
Less distributions from:
Return of capital	—	(.29)	—	—	—	—
Total distributions	—	(.29)	—	—	—	—
Net asset value, end of period	$15.84	$16.20	$17.41	$15.80	$15.26	$16.16

Total Return[d]	(2.22%)	(5.31%)	10.19%	3.54%	(5.57%)	7.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,762	$10,143	$4,012	$4,615	$10,803	$6,063
Ratios to average net assets:
Net investment income (loss)	0.67%	0.58%	0.01%	(0.59%)	(0.66%)	(0.42%)
Total expenses[e,f]	1.77%	1.78%	1.77%	2.25%	2.53%	2.17%
Portfolio turnover rate	37%	170%	328%	223%	224%	331%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$14.21	$15.43	$14.11	$13.72	$14.64	$13.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.07)	(.11)	(.18)	(.21)	(.16)
Net gain (loss) on investments (realized and unrealized)	(.35)	(.86)	1.43	.57	(.71)	1.04
Total from investment operations	(.36)	(.93)	1.32	.39	(.92)	.88
Less distributions from:
Return of capital	—	(.29)	—	—	—	—
Total distributions	—	(.29)	—	—	—	—
Net asset value, end of period	$13.85	$14.21	$15.43	$14.11	$13.72	$14.64

Total Return[d]	(2.53%)	(6.00%)	9.36%	2.77%	(6.28%)	6.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$821	$1,424	$11,394	$13,235	$16,760	$19,952
Ratios to average net assets:
Net investment income (loss)	(0.08%)	(0.43%)	(0.74%)	(1.30%)	(1.45%)	(1.16%)
Total expenses[e,f]	2.52%	2.50%	2.52%	2.98%	3.24%	2.92%
Portfolio turnover rate	37%	170%	328%	223%	224%	331%

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$16.25	$17.47	$15.86	$15.31	$16.21	$15.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.08	— [c]	(.09)	(.11)	(.07)
Net gain (loss) on investments (realized and unrealized)	(.40)	(1.01)	1.61	.64	(.79)	1.16
Total from investment operations	(.35)	(.93)	1.61	.55	(.90)	1.09
Less distributions from:
Return of capital	—	(.29)	—	—	—	—
Total distributions	—	(.29)	—	—	—	—
Net asset value, end of period	$15.90	$16.25	$17.47	$15.86	$15.31	$16.21

Total Return	(2.15%)	(5.35%)	10.15%	3.53%	(5.55%)	7.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,355	$9,303	$12,614	$13,779	$23,477	$20,020
Ratios to average net assets:
Net investment income (loss)	0.68%	0.47%	0.01%	(0.58%)	(0.67%)	(0.43%)
Total expenses[e,f]	1.77%	1.77%	1.76%	2.24%	2.50%	2.17%
Portfolio turnover rate	37%	170%	328%	223%	224%	331%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$16.60	$17.79	$16.11	$15.50	$16.38	$15.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.12	.05	(.03)	(.05)	(—)[c]
Net gain (loss) on investments (realized and unrealized)	(.42)	(1.02)	1.63	.64	(.83)	1.14
Total from investment operations	(.34)	(.90)	1.68	.61	(.88)	1.14
Less distributions from:
Return of capital	—	(.29)	—	—	—	—
Total distributions	—	(.29)	—	—	—	—
Net asset value, end of period	$16.26	$16.60	$17.79	$16.11	$15.50	$16.38

Total Return	(2.05%)	(5.08%)	10.43%	3.94%	(5.37%)	7.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,190	$2,018	$2,722	$1,990	$525	$302
Ratios to average net assets:
Net investment income (loss)	0.93%	0.72%	0.31%	(0.20%)	(0.29%)	(0.01%)
Total expenses[e,f]	1.52%	1.51%	1.50%	1.96%	2.27%	1.95%
Portfolio turnover rate	37%	170%	328%	223%	224%	331%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Total expenses may include certain non-operating expenses. Excluding these non-operating expenses, the net expense ratios for the years or periods presended was as follows:

	09/30/19	03/31/19	03/31/18	03/31/17	03/31/16	03/31/15
A-Class	1.77%	1.78%	1.68%	1.67%	1.66%	1.66%
C-Class	2.52%	2.50%	2.44%	2.42%	2.41%	2.41%
P-Class	1.77%	1.77%	1.69%	1.67%	1.66%	1.66%
Institutional Class	1.52%	1.51%	1.43%	1.43%	1.41%	1.40%

*	H-Class shares redesignated as P-Class shares effective following the close of business on April 30, 2015.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

Country	% of Long-Term Investments
China	32.3%
Taiwan, Province of China	16.8%
Brazil	16.0%
India	12.0%
Cayman Islands	7.6%
Republic of Korea	5.1%
Mexico	3.4%
Other	6.8%
Total Long-Term Investments	100.0%

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

Ten Largest Holdings (% of Total Net Assets)
Alibaba Group Holding Ltd. ADR	16.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11.9%
HDFC Bank Ltd. ADR	5.2%
China Mobile Ltd. ADR	3.1%
Infosys Ltd. ADR	2.9%
Itau Unibanco Holding S.A. ADR	2.8%
Vale S.A. ADR	2.5%
Banco Bradesco S.A. ADR	2.2%
Petroleo Brasileiro S.A. ADR	2.0%
Baidu, Inc. ADR	1.9%
Top Ten Total	51.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2019

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	Since Inception (10/29/10)
A-Class Shares	(13.67%)	(15.08%)	(3.99%)	(6.73%)
A-Class Shares with sales charge‡	(17.77%)	(19.12%)	(4.92%)	(7.23%)
C-Class Shares	(13.98%)	(15.73%)	(4.72%)	(7.28%)
C-Class Shares with CDSC§	(14.84%)	(16.57%)	(4.72%)	(7.28%)
H-Class Shares	(13.66%)	(15.06%)	(4.02%)	(6.72%)
BNY Mellon Emerging Markets 50 ADR Index	(5.07%)	(3.24%)	1.84%	0.42%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BNY Mellon Emerging Markets 50 ADR Index and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 76.1%

Communications - 29.4%
Alibaba Group Holding Ltd. ADR*	3,796	$634,805
China Mobile Ltd. ADR	2,886	119,480
Baidu, Inc. ADR*	722	74,193
JD.com, Inc. ADR*	2,272	64,093
America Movil SAB de CV — Class L ADR	3,046	45,264
Telekomunikasi Indonesia Persero Tbk PT ADR	1,241	37,367
Chunghwa Telecom Company Ltd. ADR	992	35,404
Ctrip.com International Ltd. ADR*	1,040	30,462
SK Telecom Company Ltd. ADR	778	17,272
China Telecom Corporation Ltd. ADR[1]	362	16,496
China Unicom Hong Kong Ltd. ADR	1,518	15,924
Telefonica Brasil S.A. ADR	1,081	14,237
Autohome, Inc. ADR*	148	12,303
58.com, Inc. ADR*	240	11,834
Total Communications		1,129,134

Technology - 17.5%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	9,883	459,362
Infosys Ltd. ADR	9,755	110,914
NetEase, Inc. ADR	180	47,912
ASE Technology Holding Company Ltd. ADR	4,006	17,867
Wipro Ltd. ADR	3,778	13,790
Momo, Inc. ADR	410	12,702
United Microelectronics Corp. ADR	5,325	11,129
Total Technology		673,676

Financial - 13.1%
HDFC Bank Ltd. ADR	3,512	200,360
Banco Bradesco S.A. ADR	10,525	85,673
ICICI Bank Ltd. ADR	4,103	49,974
China Life Insurance Company Ltd. ADR	3,885	44,755
Shinhan Financial Group Company Ltd. ADR	1,176	41,148
KB Financial Group, Inc. ADR	1,026	36,649
Banco de Chile ADR	580	16,298
Bancolombia S.A. ADR	295	14,588
Woori Financial Group, Inc. ADR	408	12,734
Total Financial		502,179

Consumer, Non-cyclical - 5.0%
Ambev S.A. ADR	11,497	53,116
Fomento Economico Mexicano SAB de CV ADR	485	44,417
New Oriental Education & Technology Group, Inc. ADR*	310	34,336
TAL Education Group ADR*	956	32,733
BRF S.A. ADR*	1,888	17,294
BeiGene Ltd. ADR*	96	11,756
Total Consumer, Non-cyclical		193,652

Energy - 4.7%
CNOOC Ltd. ADR	420	63,945
Petroleo Brasileiro S.A. ADR	3,497	50,602
China Petroleum & Chemical Corp. ADR	666	39,094
PetroChina Company Ltd. ADR	551	27,996
Total Energy		181,637

Basic Materials - 4.6%
Vale S.A. ADR*	8,277	95,185
POSCO ADR	737	34,757
Sasol Ltd. ADR	1,497	25,464
AngloGold Ashanti Ltd. ADR	1,077	19,677
Total Basic Materials		175,083

Industrial - 1.0%
ZTO Express Cayman, Inc. ADR	1,128	24,060
Cemex SAB de CV ADR	3,952	15,492
Total Industrial		39,552

Utilities - 0.8%
Enel Americas S.A. ADR	1,909	17,391
Korea Electric Power Corp. ADR*	1,341	14,536
Total Utilities		31,927

Total Common Stocks
(Cost $2,628,327)		2,926,840

PREFERRED STOCKS† - 4.8%
Financial - 2.8%
Itau Unibanco Holding S.A. ADR	12,650	106,387

Energy - 2.0%
Petroleo Brasileiro S.A. ADR	5,850	76,869
Total Preferred Stocks
(Cost $163,207)		183,256

	Face Amount
REPURCHASE AGREEMENTS††,2 - 25.1%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[3]	$600,371	600,371
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[3]	193,059	193,059
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[3]	173,753	173,753
Total Repurchase Agreements
(Cost $967,183)		967,183

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2019
EMERGING MARKETS 2x STRATEGY FUND

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.83%[5]	6,946	$6,946
Total Securities Lending Collateral
(Cost $6,946)		6,946

Total Investments - 106.2%
(Cost $3,765,663)		$4,084,225
Other Assets & Liabilities, net - (6.2)%		(238,296)
Total Net Assets - 100.0%		$3,845,929

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[6]	2.64%	At Maturity	10/29/19	904	$2,224,702	$(32,306)
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[6]	2.46%	At Maturity	10/28/19	955	2,350,814	(34,336)
						$4,575,516	$(66,642)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at September 30, 2019 — See Note 7.
[2]	Repurchase Agreements — See Note 6.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[4]	Securities lending collateral — See Note 7.
[5]	Rate indicated is the 7-day yield as of September 30, 2019.
[6]	Total Return based on BNY Mellon Emerging Markets 50 ADR +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2019.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,926,840	$—	$—	$2,926,840
Preferred Stocks	183,256	—	—	183,256
Repurchase Agreements	—	967,183	—	967,183
Securities Lending Collateral	6,946	—	—	6,946
Total Assets	$3,117,042	$967,183	$—	$4,084,225

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$66,642	$—	$66,642

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value - including $6,881 of securities loaned (cost $2,798,480)	$3,117,042
Repurchase agreements, at value (cost $967,183)	967,183
Receivables:
Fund shares sold	309,557
Dividends	10,912
Foreign tax reclaims	64
Interest	62
Total assets	4,404,820

Liabilities:
Unrealized depreciation on OTC swap agreements	66,642
Payable for:
Fund shares redeemed	457,524
Swap settlement	12,181
Return of securities lending collateral	6,946
Management fees	3,218
Distribution and service fees	1,053
Transfer agent and administrative fees	894
Portfolio accounting fees	537
Trustees’ fees*	152
Miscellaneous	9,744
Total liabilities	558,891
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,845,929

Net assets consist of:
Paid in capital	$17,969,422
Total distributable earnings (loss)	(14,123,493)
Net assets	$3,845,929

A-Class:
Net assets	$1,254,412
Capital shares outstanding	20,461
Net asset value per share	$61.31
Maximum offering price per share (Net asset value divided by 95.25%)	$64.37

C-Class:
Net assets	$264,814
Capital shares outstanding	4,559
Net asset value per share	$58.09

H-Class:
Net assets	$2,326,703
Capital shares outstanding	37,941
Net asset value per share	$61.32

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding tax of $1,361)	$63,923
Interest	35,494
Income from securities lending, net	8
Total investment income	99,425

Expenses:
Management fees	38,528
Distribution and service fees:
A-Class	1,684
C-Class	1,636
H-Class	8,612
Transfer agent and administrative fees	10,703
Portfolio accounting fees	6,423
Registration fees	4,586
Trustees’ fees*	1,268
Custodian fees	620
Line of credit fees	55
Miscellaneous	6,372
Total expenses	80,487
Net investment income	18,938

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(471,657)
Swap agreements	(2,847,129)
Futures contracts	(89,331)
Net realized loss	(3,408,117)
Net change in unrealized appreciation (depreciation) on:
Investments	(536,362)
Swap agreements	(249,260)
Futures contracts	(185)
Net change in unrealized appreciation (depreciation)	(785,807)
Net realized and unrealized loss	(4,193,924)
Net decrease in net assets resulting from operations	$(4,174,986)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,938	$72,708
Net realized loss on investments	(3,408,117)	(4,080,724)
Net change in unrealized appreciation (depreciation) on investments	(785,807)	(811,319)
Net decrease in net assets resulting from operations	(4,174,986)	(4,819,335)

Capital share transactions:
Proceeds from sale of shares
A-Class	442,272	3,128,163
C-Class	550,328	1,588,188
H-Class	136,464,451	340,236,253
Cost of shares redeemed
A-Class	(1,248,816)	(3,658,363)
C-Class	(652,023)	(1,600,378)
H-Class	(136,841,600)	(356,547,878)
Net decrease from capital share transactions	(1,285,388)	(16,854,015)
Net decrease in net assets	(5,460,374)	(21,673,350)

Net assets:
Beginning of period	9,306,303	30,979,653
End of period	$3,845,929	$9,306,303

Capital share activity:
Shares sold
A-Class	6,838	44,229
C-Class	8,921	25,248
H-Class	2,092,105	4,741,011
Shares redeemed
A-Class	(18,014)	(49,144)
C-Class	(10,629)	(25,234)
H-Class	(2,147,608)	(4,960,263)
Net decrease in shares	(68,387)	(224,153)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$71.02	$87.20	$60.99	$44.79	$60.50	$66.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.29	.40	(.24)	(.48)	(.23)	(.37)
Net gain (loss) on investments (realized and unrealized)	(10.00)	(16.58)	26.45	16.68	(14.83)	(5.40)
Total from investment operations	(9.71)	(16.18)	26.21	16.20	(15.06)	(5.77)
Less distributions from:
Net investment income	—	—	—	—	(.65)	—
Total distributions	—	—	—	—	(.65)	—
Net asset value, end of period	$61.31	$71.02	$87.20	$60.99	$44.79	$60.50

Total Return[c]	(13.67%)	(18.56%)	42.97%	36.17%	(24.84%)	(8.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,254	$2,247	$3,187	$628	$3,988	$382
Ratios to average net assets:
Net investment income (loss)	0.89%	0.54%	(0.30%)	(0.96%)	(0.48%)	(0.53%)
Total expenses	1.85%	1.84%	1.76%	1.76%	1.75%	1.75%
Portfolio turnover rate	543%	1,978%	1,006%	2,568%	2,874%	1,085%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$67.53	$83.55	$58.90	$43.56	$59.37	$65.46
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	(.22)	(.61)	(.79)	(.74)	(.73)
Net gain (loss) on investments (realized and unrealized)	(9.50)	(15.80)	25.26	16.13	(14.42)	(5.36)
Total from investment operations	(9.44)	(16.02)	24.65	15.34	(15.16)	(6.09)
Less distributions from:
Net investment income	—	—	—	—	(.65)	—
Total distributions	—	—	—	—	(.65)	—
Net asset value, end of period	$58.09	$67.53	$83.55	$58.90	$43.56	$59.37

Total Return[c]	(13.98%)	(19.17%)	41.87%	35.19%	(25.48%)	(9.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$265	$423	$522	$361	$271	$1,287
Ratios to average net assets:
Net investment income (loss)	0.21%	(0.33%)	(0.82%)	(1.55%)	(1.49%)	(0.99%)
Total expenses	2.59%	2.59%	2.56%	2.50%	2.46%	2.48%
Portfolio turnover rate	543%	1,978%	1,006%	2,568%	2,874%	1,085%

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Per Share Data
Net asset value, beginning of period	$71.02	$87.21	$61.01	$44.84	$60.61	$66.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.50	(.25)	(.42)	(.41)	.20
Net gain (loss) on investments (realized and unrealized)	(9.82)	(16.69)	26.45	16.59	(14.71)	(5.96)
Total from investment operations	(9.70)	(16.19)	26.20	16.17	(15.12)	(5.76)
Less distributions from:
Net investment income	—	—	—	—	(.65)	—
Total distributions	—	—	—	—	(.65)	—
Net asset value, end of period	$61.32	$71.02	$87.21	$61.01	$44.84	$60.61

Total Return	(13.66%)	(18.56%)	42.95%	36.04%	(24.88%)	(8.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,327	$6,636	$27,270	$6,698	$13,238	$2,136
Ratios to average net assets:
Net investment income (loss)	0.37%	0.71%	(0.32%)	(0.82%)	(0.76%)	0.25%
Total expenses	1.85%	1.85%	1.77%	1.76%	1.74%	1.75%
Portfolio turnover rate	543%	1,978%	1,006%	2,568%	2,874%	1,085%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

INVERSE EMERGING MARKETS 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the BNY Mellon Emerging Markets 50 ADR Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 29, 2010
C-Class	October 29, 2010
H-Class	October 29, 2010

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	Since Inception (10/29/10)
A-Class Shares	7.20%	(2.58%)	(13.36%)	(12.96%)
A-Class Shares with sales charge‡	2.11%	(7.21%)	(14.20%)	(13.43%)
C-Class Shares	6.50%	(3.44%)	(14.07%)	(13.03%)
C-Class Shares with CDSC§	5.50%	(4.41%)	(14.07%)	(13.03%)
H-Class Shares	7.28%	(2.51%)	(13.48%)	(13.03%)
BNY Mellon Emerging Markets 50 ADR Index	(5.07%)	(3.24%)	1.84%	0.42%
S&P 500 Index	6.08%	4.25%	10.84%	13.24%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The BNY Mellon Emerging Markets 50 ADR Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
INVERSE EMERGING MARKETS 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bills
1.93% due 10/29/19[1,2]	$6,000	$5,991
Total U.S. Treasury Bills
(Cost $5,991)		5,991

REPURCHASE AGREEMENTS††,3 - 222.2%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[4]	516,195	516,195
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[4]	165,991	165,991
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[4]	149,392	149,392
Total Repurchase Agreements
(Cost $831,578)		831,578

Total Investments - 223.8%
(Cost $837,569)		$837,569
Other Assets & Liabilities, net - (123.8)%		(463,398)
Total Net Assets - 100.0%		$374,171

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[5]	(1.46)%	At Maturity	10/28/19	193	$474,093	$8,502
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[5]	(1.74)%	At Maturity	10/29/19	110	271,640	3,944
						$745,733	$12,446

††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2019.
[5]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2019.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
INVERSE EMERGING MARKETS 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$5,991	$—	$5,991
Repurchase Agreements	—	831,578	—	831,578
Equity Index Swap Agreements**	—	12,446	—	12,446
Total Assets	$—	$850,015	$—	$850,015

**	This derivative is reported as unrealized appreciation/depreciation at period end.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $5,991)	$5,991
Repurchase agreements, at value (cost $831,578)	831,578
Unrealized appreciation on OTC swap agreements	12,446
Receivables:
Fund shares sold	36,062
Interest	52
Total assets	886,129

Liabilities:
Payable for:
Fund shares redeemed	508,895
Swap settlement	1,117
Management fees	495
Distribution and service fees	140
Transfer agent and administrative fees	138
Portfolio accounting fees	83
Trustees’ fees*	16
Miscellaneous	1,074
Total liabilities	511,958
Commitments and contingent liabilities (Note 11)	—
Net assets	$374,171

Net assets consist of:
Paid in capital	$18,954,567
Total distributable earnings (loss)	(18,580,396)
Net assets	$374,171

A-Class:
Net assets	$10,466
Capital shares outstanding	241
Net asset value per share	$43.49
Maximum offering price per share (Net asset value divided by 95.25%)	$45.66

C-Class:
Net assets	$3,576
Capital shares outstanding	83
Net asset value per share	$43.08

H-Class:
Net assets	$360,129
Capital shares outstanding	8,337
Net asset value per share	$43.20

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Interest	$10,700
Total investment income	10,700

Expenses:
Management fees	3,892
Distribution and service fees:
A-Class	32
C-Class	39
H-Class	1,042
Transfer agent and administrative fees	1,082
Registration fees	904
Portfolio accounting fees	650
Trustees’ fees*	359
Custodian fees	69
Miscellaneous	30
Total expenses	8,099
Net investment income	2,601

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(72,337)
Futures contracts	1,340
Net realized loss	(70,997)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	53,538
Net change in unrealized appreciation (depreciation)	53,538
Net realized and unrealized loss	(17,459)
Net decrease in net assets resulting from operations	$(14,858)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

INVERSE EMERGING MARKETS 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,601	$8,795
Net realized loss on investments	(70,997)	(840,947)
Net change in unrealized appreciation (depreciation) on investments	53,538	(19,504)
Net decrease in net assets resulting from operations	(14,858)	(851,656)

Capital share transactions:
Proceeds from sale of shares
A-Class	368,493	1,199,460
C-Class	682,448	729,537
H-Class	30,579,724	138,431,280
Cost of shares redeemed
A-Class	(371,791)	(1,206,928)
C-Class	(683,876)	(739,662)
H-Class	(31,961,894)	(136,590,922)
Net increase (decrease) from capital share transactions	(1,386,896)	1,822,765
Net increase (decrease) in net assets	(1,401,754)	971,109

Net assets:
Beginning of period	1,775,925	804,816
End of period	$374,171	$1,775,925

Capital share activity:
Shares sold
A-Class	8,460	25,169
C-Class	16,231	16,881
H-Class	723,733	3,075,813
Shares redeemed
A-Class	(8,619)	(25,868)
C-Class	(16,233)	(17,267)
H-Class	(759,011)	(3,051,369)
Net increase (decrease) in shares	(35,439)	23,359

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$40.57	$39.08	$63.42	$101.83	$101.26	$110.02
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.23	(.28)	(1.42)	(1.92)	(1.74)
Net gain (loss) on investments (realized and unrealized)	2.82 [e]	1.26 [e]	(24.06)	(36.99)	2.49	(7.02)
Total from investment operations	2.92	1.49	(24.34)	(38.41)	.57	(8.76)
Net asset value, end of period	$43.49	$40.57	$39.08	$63.42	$101.83	$101.26

Total Return[c]	7.20%	3.81%	(38.35%)	(37.72%)	0.53%	(7.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$16	$43	$42	$448	$62
Ratios to average net assets:
Net investment income (loss)	0.47%	0.51%	(0.64%)	(1.50%)	(1.59%)	(1.74%)
Total expenses	1.91%	1.88%	1.76%	1.75%	1.75%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$40.45	$39.34	$64.21	$103.83	$104.23	$114.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.29)	(.74)	(1.88)	(2.82)	(2.34)
Net gain (loss) on investments (realized and unrealized)	2.65 [e]	1.40 [e]	(24.13)	(37.74)	2.42	(7.64)
Total from investment operations	2.63	1.11	(24.87)	(39.62)	(.40)	(9.98)
Net asset value, end of period	$43.08	$40.45	$39.34	$64.21	$103.83	$104.23

Total Return[c]	6.50%	2.82%	(38.77%)	(38.17%)	(0.29%)	(8.78%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4	$3	$19	$56	$371	$102
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.63%)	(1.46%)	(2.20%)	(2.44%)	(2.47%)
Total expenses	2.92%	2.53%	2.49%	2.48%	2.50%	2.48%
Portfolio turnover rate	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

INVERSE EMERGING MARKETS 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$40.27	$38.77	$63.00	$101.28	$100.80	$109.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.19	(.30)	(1.23)	(2.04)	(1.68)
Net gain (loss) on investments (realized and unrealized)	2.80 [e]	1.31 [e]	(23.93)	(37.05)	2.52	(7.49)
Total from investment operations	2.93	1.50	(24.23)	(38.28)	.48	(9.17)
Net asset value, end of period	$43.20	$40.27	$38.77	$63.00	$101.28	$100.80

Total Return	7.28%	3.87%	(38.46%)	(37.80%)	0.48%	(8.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$360	$1,756	$743	$890	$26,336	$23,091
Ratios to average net assets:
Net investment income (loss)	0.61%	0.42%	(0.68%)	(1.46%)	(1.65%)	(1.71%)
Total expenses	1.86%	1.87%	1.77%	1.76%	1.74%	1.73%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the years presented through March 31, 2017 have been restated to reflect a 1:6 reverse share split effective October 31, 2016.
[e]

The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the fund.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2019

EMERGING MARKETS BOND STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the emerging markets bond market as defined by the Adviser.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	October 8, 2013
C-Class	October 8, 2013
H-Class	October 8, 2013

The Fund invests principally in derivative instruments such as swap agreements and futures contracts.

Average Annual Returns*

Periods Ended September 30, 2019

	6 Month†	1 Year	5 Year	Since Inception (10/08/13)
A-Class Shares	3.58%	9.38%	2.77%	2.12%
A-Class Shares with sales charge‡	(1.35%)	4.19%	1.78%	1.29%
C-Class Shares	3.18%	8.56%	1.93%	1.27%
C-Class Shares with CDSC§	2.18%	7.56%	1.93%	1.27%
H-Class Shares	3.57%	9.40%	2.75%	2.04%
ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index	5.10%	10.87%	5.15%	5.70%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The ICE BofA Merrill Lynch U.S. Dollar Emerging Markets Sovereign Plus Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	6 month returns are not annualized.
‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019
EMERGING MARKETS BOND STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
1.93% due 10/29/19[1,2]	$34,000	$33,951
Total U.S. Treasury Bills
(Cost $33,948)		33,951

REPURCHASE AGREEMENTS††,3 - 93.3%
JPMorgan Chase & Co. issued 09/30/19 at 2.35% due 10/01/19[4]	5,269,148	5,269,148
Bank of America Merrill Lynch issued 09/30/19 at 2.28% due 10/01/19[4]	1,694,382	1,694,382
Barclays Capital issued 09/30/19 at 2.00% due 10/01/19[4]	1,524,944	1,524,944
Total Repurchase Agreements
(Cost $8,488,474)		8,488,474

Total Investments - 93.7%
(Cost $8,522,422)		$8,522,425
Other Assets & Liabilities, net - 6.3%		574,360
Total Net Assets - 100.0%		$9,096,785

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	10	Dec 2019	$1,303,281	$(11,173)
U.S. Treasury 5 Year Note Futures Contracts	19	Dec 2019	2,263,969	(12,025)
			$3,567,250	$(23,198)

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.32 Index	1.00%	Quarterly	12/20/24	$5,200,000	$(263,120)	$(283,976)	$20,856

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Swap Agreements††
Goldman Sachs International	iShares JPMorgan USD Emerging Markets Bond ETF Swap[5]	2.37%	At Maturity	10/25/19	27,288	$3,093,095	$(3,547)
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap[6]	2.47%	At Maturity	10/25/19	76,967	2,243,588	(4,618)
						$5,336,683	$(8,165)

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2019
EMERGING MARKETS BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at September 30, 2019.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]	All or a portion of this security is pledged as credit index swap collateral at September 30, 2019.
[5]	Total Return based on iShares JPMorgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2019.
[6]	Total Return based on Invesco Emerging Markets Sovereign Debt Portfolio ETF +/- financing at a variable rate. Rate indicated is the rate effective at September 30, 2019.
CDX.EM.32 Index — Credit Default Swap Emerging Markets Series 32 Index
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$33,951	$—	$33,951
Repurchase Agreements	—	8,488,474	—	8,488,474
Credit Default Swap Agreements**	—	20,856	—	20,856
Total Assets	$—	$8,543,281	$—	$8,543,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$23,198	$—	$—	$23,198
Credit Index Swap Agreements**	—	8,165	—	8,165
Total Liabilities	$23,198	$8,165	$—	$31,363

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

EMERGING MARKETS BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2019

Assets:
Investments, at value (cost $33,948)	$33,951
Repurchase agreements, at value (cost $8,488,474)	8,488,474
Segregated cash with broker	1,151,376
Receivables:
Variation margin on credit default swap agreements	12,970
Protection fees on credit default swaps	1,803
Interest	536
Fund shares sold	200
Total assets	9,689,310

Liabilities:
Unamortized upfront premiums received on credit default swap agreements	283,976
Unrealized depreciation on OTC swap agreements	8,165
Payable for:
Fund shares redeemed	242,305
Securities purchased	35,452
Management fees	5,429
Distribution and service fees	1,856
Transfer agent and administrative fees	1,810
Swap settlement	1,788
Variation margin on futures contracts	1,447
Portfolio accounting fees	1,086
Trustees’ fees*	173
Miscellaneous	9,038
Total liabilities	592,525
Commitments and contingent liabilities (Note 11)	—
Net assets	$9,096,785

Net assets consist of:
Paid in capital	$8,613,045
Total distributable earnings (loss)	483,740
Net assets	$9,096,785

A-Class:
Net assets	$423,780
Capital shares outstanding	5,459
Net asset value per share	$77.63
Maximum offering price per share (Net asset value divided by 95.25%)	$81.50

C-Class:
Net assets	$69,939
Capital shares outstanding	954
Net asset value per share	$73.31

H-Class:
Net assets	$8,603,066
Capital shares outstanding	111,469
Net asset value per share	$77.18

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2019

Investment Income:
Interest	$94,908
Total investment income	94,908

Expenses:
Management fees	34,063
Distribution and service fees:
A-Class	296
C-Class	655
H-Class	10,898
Transfer agent and administrative fees	11,355
Portfolio accounting fees	6,814
Registration fees	3,604
Trustees’ fees*	1,138
Custodian fees	640
Miscellaneous	6,560
Total expenses	76,023
Net investment income	18,885

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	72,098
Futures contracts	230,642
Net realized gain	302,740
Net change in unrealized appreciation (depreciation) on:
Investments	3
Swap agreements	54,045
Futures contracts	(101,357)
Net change in unrealized appreciation (depreciation)	(47,309)
Net realized and unrealized gain	255,431
Net increase in net assets resulting from operations	$274,316

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,885	$6,411
Net realized gain on investments	302,740	278,777
Net change in unrealized appreciation (depreciation) on investments	(47,309)	28,326
Net increase in net assets resulting from operations	274,316	313,514

Capital share transactions:
Proceeds from sale of shares
A-Class	791,342	802,223
C-Class	145,330	562,652
H-Class	3,577,681	12,481,943
Cost of shares redeemed
A-Class	(1,128,700)	(161,079)
C-Class	(143,049)	(571,192)
H-Class	(4,466,630)	(4,195,724)
Net increase (decrease) from capital share transactions	(1,224,026)	8,918,823
Net increase (decrease) in net assets	(949,710)	9,232,337

Net assets:
Beginning of period	10,046,495	814,158
End of period	$9,096,785	$10,046,495

Capital share activity:
Shares sold
A-Class	10,214	10,840
C-Class	2,039	8,050
H-Class	46,718	173,562
Shares redeemed
A-Class	(14,913)	(2,266)
C-Class	(1,921)	(8,390)
H-Class	(59,047)	(58,196)
Net increase (decrease) in shares	(16,910)	123,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$74.95	$73.42	$71.93	$72.75	$81.52	$100.68
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.10	(.55)	(.91)	1.12	(1.44)
Net gain (loss) on investments (realized and unrealized)	2.51	1.43	2.13	3.87	2.23	(3.76)
Total from investment operations	2.68	1.53	1.58	2.96	3.35	(5.20)
Less distributions from:
Net investment income	—	—	(.09)	(3.70)	(12.12)	(13.96)
Net realized gains	—	—	—	(.08)	—	—
Total distributions	—	—	(.09)	(3.78)	(12.12)	(13.96)
Net asset value, end of period	$77.63	$74.95	$73.42	$71.93	$72.75	$81.52

Total Return[c]	3.58%	2.08%	2.18%	4.62%	5.13%	(5.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$424	$761	$116	$113	$259	$39
Ratios to average net assets:
Net investment income (loss)	0.43%	0.14%	(0.74%)	(1.19%)	1.59%	(1.50%)
Total expenses	1.67%	1.66%	1.58%	1.58%	1.58%	1.71%
Portfolio turnover rate	—	—	—	733%	21,555%	655%

C-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$71.05	$70.12	$69.22	$70.54	$80.35	$100.37
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.54)	(1.06)	(1.10)	(1.00)	(1.80)
Net gain (loss) on investments (realized and unrealized)	2.39	1.47	2.05	3.56	3.31	(4.26)
Total from investment operations	2.26	.93	.99	2.46	2.31	(6.06)
Less distributions from:
Net investment income	—	—	(.09)	(3.70)	(12.12)	(13.96)
Net realized gains	—	—	—	(.08)	—	—
Total distributions	—	—	(.09)	(3.78)	(12.12)	(13.96)
Net asset value, end of period	$73.31	$71.05	$70.12	$69.22	$70.54	$80.35

Total Return[c]	3.18%	1.33%	1.41%	4.09%	3.73%	(6.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70	$59	$82	$90	$129	$34
Ratios to average net assets:
Net investment income (loss)	(0.34%)	(0.79%)	(1.49%)	(1.54%)	(1.33%)	(1.85%)
Total expenses	2.41%	2.37%	2.34%	2.33%	2.32%	2.24%
Portfolio turnover rate	—	—	—	733%	21,555%	655%

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EMERGING MARKETS BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2019[a]	Year Ended March 31, 2019	Year Ended March 29, 2018	Year Ended March 31, 2017[d]	Year Ended March 31, 2016[d]	Year Ended March 31, 2015[d]
Per Share Data
Net asset value, beginning of period	$74.52	$72.98	$71.51	$72.19	$81.18	$100.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.23	(.55)	(.28)	(.44)	(1.56)
Net gain (loss) on investments (realized and unrealized)	2.50	1.31	2.11	3.38	3.57	(4.03)
Total from investment operations	2.66	1.54	1.56	3.10	3.13	(5.59)
Less distributions from:
Net investment income	—	—	(.09)	(3.70)	(12.12)	(13.96)
Net realized gains	—	—	—	(.08)	—	—
Total distributions	—	—	(.09)	(3.78)	(12.12)	(13.96)
Net asset value, end of period	$77.18	$74.52	$72.98	$71.51	$72.19	$81.18

Total Return	3.57%	2.11%	2.19%	4.85%	4.82%	(5.74%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,603	$9,226	$615	$472	$212	$153
Ratios to average net assets:
Net investment income (loss)	0.43%	0.32%	(0.75%)	(0.38%)	(0.55%)	(1.64%)
Total expenses	1.66%	1.70%	1.58%	1.54%	1.56%	1.74%
Portfolio turnover rate	—	—	—	733%	21,555%	655%

[a]	Unaudited figures for the period ended September 30, 2019. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Reverse share split — Per share amounts for the periods presented through March 31, 2017 have been restated to reflect a 1:4 reverse share split effective November 7, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a “Fund” and collectively, the “Funds”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of seven separate classes of shares: Investor Class shares, A-Class shares, C-Class shares, H-Class shares, P-Class shares, Institutional Class shares and Money Market Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2019, the Trust consisted of fifty-two funds.

This report covers the following Funds:

Fund Name	Investment Company Type
Long Short Equity Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Non-diversified

At September 30, 2019, A-Class, C-Class, H-Class, P-Class and Institutional Class shares have been issued by the Funds.

The Emerging Markets 2x Strategy Fund, lnverse Emerging Markets 2x Strategy Fund, and Emerging Markets Bond Strategy Fund are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a Fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund and Emerging Markets Bond Strategy Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the September 30, 2019, afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures,

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Money market funds are valued at their NAV.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of other swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(i) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(j) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(k) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.90% at September 30, 2019.

(l) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Emerging Markets 2x Strategy Fund	Index Exposure, Leverage, Liquidity	$213,453	$—
Emerging Markets Bond Strategy Fund	Duration, Index Exposure, Leverage, Liquidity	4,396,789	—

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return and custom basket swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Long	Short
Long Short Equity Fund	Index Exposure, Liquidity	$8,549,008	$18,170,419
Emerging Markets 2x Strategy Fund	Index Exposure, Leverage, Liquidity	7,442,785	—
Inverse Emerging Markets 2x Strategy Fund	Index Exposure, Leverage, Liquidity	—	2,178,019
Emerging Markets Bond Strategy Fund	Duration, Index Exposure, Leverage, Liquidity	4,765,189	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional Amount
Fund	Use	Protection Purchased	Protection Sold
Emerging Markets Bond Strategy Fund	Duration, Index Exposure, Leverage, Liquidity	$—	$6,350,000

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2019:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements
Variation margin on futures contracts
Credit contracts	Unrealized appreciation on swap agreements Variation margin on credit default swap agreements	Unamortized upfront premiums received on credit default swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2019:

Asset Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk	Total Value at September 30, 2019
Long Short Equity Fund	$181,153	$—	$—	$181,153
Emerging Markets Bond Strategy Fund	—	—	20,856	20,856
Inverse Emerging Markets 2x Strategy Fund	12,446	—	—	12,446

Liability Derivative Investments Value
Fund	Swaps Equity Risk	Futures Interest Rate Risk*	Swaps Credit Risk	Total Value at September 30, 2019
Long Short Equity Fund	$580,017	$—	$—	$580,017
Emerging Markets 2x Strategy Fund	66,642	—	—	66,642
Emerging Markets Bond Strategy Fund	—	23,198	8,165	31,363

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally cleared derivatives as reported on the Schedules of Investments. For exchange-traded and centrally cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended September 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2019:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Long Short Equity Fund	$—	$(784,382)	$—	$—	$(784,382)
Emerging Markets 2x Strategy Fund	(89,331)	(2,847,129)	—	—	(2,936,460)
Inverse Emerging Markets 2x Strategy Fund	1,340	(72,337)	—	—	(70,997)
Emerging Markets Bond Strategy Fund	—	175,455	230,642	(103,357)	302,740

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Interest Rate Risk	Swaps Credit Risk	Total
Long Short Equity Fund	$—	$(331,282)	$—	$—	$(331,282)
Emerging Markets 2x Strategy Fund	(185)	(249,260)	—	—	(249,445)
Inverse Emerging Markets 2x Strategy Fund	—	53,538	—	—	53,538
Emerging Markets Bond Strategy Fund	—	(12,995)	(101,357)	67,040	(47,312)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$181,153	$—	$181,153	$(181,153)	$—	$—
Inverse Emerging Markets 2x Strategy Fund	Swap equity contracts	12,446	—	12,446	—	—	12,446

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Long Short Equity Fund	Custom basket swap agreements	$580,017	$—	$580,017	$(580,017)	$—	$—
Emerging Markets 2x Strategy Fund	Swap equity contracts	66,642	—	66,642	(34,336)	—	32,306
Emerging Markets Bond Strategy Fund	Swap equity contracts	8,165	—	8,165	(8,165)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of September 30, 2019.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Emerging Markets Bond Strategy Fund	Barclays Bank plc	Credit default swap agreements	$1,151,376	$—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Emerging Markets 2x Strategy Fund	0.90%
Inverse Emerging Markets 2x Strategy Fund	0.90%
Emerging Markets Bond Strategy Fund	0.75%

When the aggregate assets of the Trust (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) and each series of Rydex Dynamic Funds equal or exceed $10 billion, the advisory fee rate paid by each individual Fund will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2019, GFD retained sales charges of $45,539 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report.The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Note
2.35%			1.75%
Due 10/01/19	$194,737,402	$194,750,114	06/30/22	$196,919,400	$198,632,205

Bank of America Merrill Lynch			U.S. TIP Note
2.28%			1.25%
Due 10/01/19	62,621,053	62,625,019	07/15/20	63,404,852	63,873,490

Barclays Capital			U.S. Treasury Bond
2.00%			3.38%
Due 10/01/19	56,358,948	56,362,079	05/15/44	45,816,100	57,486,205

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At September 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Long Short Equity Fund	$119,034	$(119,034)	$—	$120,823	$—	$120,823
Emerging Markets 2x Strategy Fund	6,881	(6,881)	—	6,946	—	6,946

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long Short Equity Fund	$19,754,815	$1,942,587	$(1,359,873)	$582,714
Emerging Markets 2x Strategy Fund	3,902,192	224,637	(109,246)	115,391
Inverse Emerging Markets 2x Strategy Fund	837,569	12,446	—	12,446
Emerging Markets Bond Strategy Fund	8,522,422	20,859	(31,363)	(10,504)

Note 9 – Securities Transactions

For the period ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$7,851,839	$10,912,245
Emerging Markets 2x Strategy Fund	35,012,362	38,423,446

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended September 30, 2019, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Emerging Markets 2x Strategy Fund	$53,326	$375,562	$(11,817)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 8, 2020. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 3.41% for the period ended September 30, 2019. The Funds did not have any borrowings outstanding under this agreement at September 30, 2019.

The average daily balances borrowed for the period ended September 30, 2019, were as follows:

Fund	Average Daily Balance
Emerging Markets 2x Strategy Fund	$3,186

Note 11 – Legal Proceedings

Rydex Series Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Series Funds of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Series Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Series Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order.

On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. On April 3, 2018, Justice Kennedy and Justice Thomas issued a “Statement” related to the petition for certiorari suggesting that the Second Circuit and/or District Court may want to take steps to reexamine the application of the Section 546(e) safe harbor to the previously dismissed state law constructive fraudulent transfer claims based on the Supreme Court’s decision in Merit Management Group LP v. FTI Consulting, Inc. On April 10, 2018, Plaintiffs filed in the Second Circuit a motion for that court to recall its mandate, vacate its prior decision, and remand to the district court for further proceedings consistent with Merit Management. On April 20, 2018, the shareholder defendants filed an opposition to Plaintiffs’ motion to recall the mandate. On May 15, 2018, the Second Circuit issued an order recalling the mandate “in anticipation of further panel review.”

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. The plaintiff requested that the Court direct entry of a final judgment in order to make the order immediately appealable. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but would wait to do so until it has resolved outstanding motions to dismiss filed by other defendants.

On July 18, 2017, the plaintiff submitted a letter to the District Court seeking leave to amend its complaint to add a constructive fraudulent transfer claim. The shareholder defendants opposed that request. On August 24, 2017, the Court denied the plaintiff’s request without prejudice to renewal of the request in the event of an intervening change in the law. On March 8, 2018, the plaintiff renewed his request for leave to file a motion to amend the complaint to assert a constructive fraudulent transfer claim based on the Supreme Court’s ruling in Merit Management Group LP v. FTI Consulting, Inc. The shareholder defendants opposed that request. On June 18, 2018 the District Court ordered that the request would be stayed pending further action by the Second Circuit in the SLCFC actions.

On December 18, 2018, plaintiff filed a letter with the District Court requesting that the stay be dissolved in order to permit briefing on the motion to amend the complaint and indicating plaintiff’s intention to file another motion to amend the complaint to reinstate claims for intentional fraudulent transfer. The shareholder defendants opposed that request. On January 14, 2019, the court held a case management conference, during which the court stated that it would not lift the stay prior to further action from the Second Circuit in the SLCFC actions. The court further stated that it would allow the plaintiff to file a motion to amend to try to reinstate its intentional fraudulent transfer claim. On January 23, 2019, the court ordered the parties still facing pending claims to participate in a mediation, to commence on January 28, 2019. The mediation did not result in a settlement of the claims against the shareholder defendants.

On April 4, 2019, plaintiff filed a motion to amend the Fifth Amended Complaint to assert a federal constructive fraudulent transfer claim against certain shareholder defendants. On April 10, 2019, the shareholder defendants filed a brief in opposition to plaintiff’s motion to amend. On April 12, 2019, the plaintiff filed a reply brief. On April 23, 2019, the court denied the plaintiff’s motion to amend. On June 13, 2019, the court entered judgment pursuant to Rule 54(b). On July 12, 2019, the Plaintiff filed a notice of appeal with respect to the dismissal of his claims and the District Court’s denial of his motion for leave to amend.

None of these lawsuits alleges any wrongdoing on the part of Rydex Series Funds. The following series of Rydex Series Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500® Pure Value Fund, Multi-Cap Core Equity Fund, S&P 500® Fund, Multi-Hedge Strategies Fund and Hedged Equity Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $28,220, $109,242, $9,860, $3,400, $1,181,160, and $10,880, respectively. At this stage of the proceedings, Rydex Series Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Special Meeting of Shareholders — Voting Results

A joint special meeting of shareholders of the Trust was held on October 24, 2019 to elect the following ten nominees to the Board of Trustees of the Trust: Randall C. Barnes, Angela Brock-Kyle, Donald A. Chubb, Jr., Jerry B. Farley, Roman Friedrich III, Thomas F. Lydon, Jr., Ronald A. Nyberg, Sandra G. Sponem, Ronald E. Toupin, Jr. and Amy J. Lee. At the meeting, the following votes were recorded:

Nominee	Shares For	Shares Withheld
Randall C. Barnes	182,013,322	3,038,253
Angela Brock-Kyle	182,013,119	3,038,456
Donald A. Chubb, Jr.	182,008,520	3,043,055
Jerry B. Farley	181,911,245	3,140,330
Roman Friedrich III	181,912,825	3,138,750
Thomas F. Lydon, Jr.	181,907,886	3,143,689
Ronald A. Nyberg	181,907,937	3,143,638
Sandra G. Sponem	181,907,670	3,143,905
Ronald E. Toupin, Jr.	181,906,696	3,144,879
Amy J. Lee	182,013,277	3,038,298

Corey A. Colehour and J. Kenneth Dalton resigned from the Board of Trustees of the Trust effective as of the conclusion of the quarterly meeting of the Board of Trustees of the Trust held on November 11, 2019.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Series Funds (the “Trust”), each of whom is not an “interested person,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Trust (the “Independent Trustees”), attended an in-person meeting held on May 20, 2019 (the “May Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the Advisory Agreement dated March 1, 2012, as amended, between the Trust and Security Investors, LLC (the “Advisor”), pursuant to which the Advisor serves as investment adviser to each series of the Trust (each, a “Fund” and collectively, the “Funds”)(the “Advisory Agreement”). Consistent with its practice, the Board considered information pertaining to the renewal of the Advisory Agreement at an in-person meeting held on April 24, 2019 (the “April Meeting” and, together with the May Meeting, the “Meetings”). After careful consideration, the Board unanimously approved, at the May Meeting, the continuance of the Advisory Agreement for an additional one-year term based on the Board’s review of

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OTHER INFORMATION (Unaudited)(continued)

qualitative and quantitative information provided by the Advisor. In the course of its consideration, the Board deemed the materials provided by the Advisor at, and prior to, the Meetings to be instrumental in the Trustees’ deliberations and their process in considering the continuation of the Advisory Agreement. The Board also considered the review it conducted at each Meeting, as augmented by additional teleconference meetings prior to each Meeting, to be integral to its consideration of the continuation of the Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as they deemed reasonably necessary to evaluate the Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the continuation of the Advisory Agreement, and participated in discussions with representatives of the Advisor during which the representatives answered the Independent Trustees’ questions and agreed to provide certain additional information for their consideration. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). In addition, at the April Meeting, the Board met with representatives of FUSE Research Network (“FUSE”), the independent third-party service provider engaged to prepare the FUSE reports, to review FUSE’s process and methodology for preparing the FUSE reports presented to the Board for its consideration, including in particular, the process for the selection of peer funds. The Independent Trustees carefully evaluated all of the information provided, met in executive session outside the presence of Fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts; (d) each Fund’s overall fees and operating expenses compared with those of similar funds, and the existence of or potential for the realization of economies of scale; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources and relationships with third-party service providers, necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to each Fund; and (c) agreed to approve the continuation of the Advisory Agreement for an additional one-year term based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), enterprise and Fund risk management infrastructure and processes, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity program. The Board reviewed the scope of services provided by the Advisor under the Advisory Agreement and noted that there would be no significant differences between the scope of services provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the continuation of the Advisory Agreement would ensure shareholders of the Funds continue to receive high quality services at a cost that is appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. Part of the Board’s review focused on the information presented in the FUSE reports, which provided comparisons of the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the FUSE reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector

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OTHER INFORMATION (Unaudited)(concluded)

or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s opinion that it found the peer groups compiled by FUSE to be appropriate, but acknowledged the existence of certain key features of the Funds that differentiate them from their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and, in certain cases, the Fund’s tradability feature) that should be taken into consideration. With respect to tradability, in particular, the Board considered that non-tradable peer funds incur lower expense ratios than the tradable Funds because the non-tradable peer funds necessarily experience less shareholder activity and lower transaction volumes than the tradable Funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also considered recent fee trends produced, at least in part, by industry-wide pressure on fees, as well as the Trust’s niche registered investment adviser clientele. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the Advisory Agreement for the last calendar year, noting the asset-based breakpoints implemented by the Advisor in June 2018 for the advisory fee rates for each series of the Trust (with the exception of the Trust’s Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund (the “Alternative Funds”). In its review, the Board considered the direct revenue and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis, which the Advisor confirmed was unchanged from the previous year. In its evaluation, the Board also considered the effect of the sale of Guggenheim’s ETF business in April 2018 on the Advisor’s and its affiliates’ profitability for the past year. The Board also considered the challenges currently affecting the sale of mutual funds, including the continued fall-out from the Department of Labor’s failed Fiduciary Rule, and alternative investment funds. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the asset-based breakpoints in the fee schedule to the Advisory Agreement, effective June 1, 2018, and discussed certain of the Funds’ potential to benefit from the future realization of economies of scale. The Board noted the absence of breakpoints for the Trust’s Alternative Funds and the factors differentiating the Alternative Funds from the Trust’s other Funds. The Board agreed it would continue to monitor the performance of the Alternative Funds to determine whether breakpoints are warranted. The Board reviewed the terms of the breakpoints for the other Funds and noted that many of the Funds had not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board also noted that it intends to monitor the asset levels and thresholds at which the breakpoints are set to determine if they continue to be appropriate in the future.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be derived by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under separate distribution agreements, Distribution Plans and Distribution and Shareholder Services Plans pursuant to Rule 12b-1 of the 1940 Act. In light of the costs of providing services pursuant to the separate agreements, as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, unanimously concluded that the terms of the Advisory Agreement were reasonable, and that approval of the continuation of the Advisory Agreement for an additional one-year term was in the best interests of each Fund and its shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee (November 2019-present).	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	158	Current: Trustee, Purpose Investments Funds (2013-Present). Former: Managed Duration Investment Grade Municipal Fund (2003-2016).
Angela Brock-Kyle (1959)	Trustee and Member of the Audit Committee (2016-present); and Member of the Governance and Nominating Committee (2017-present).	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	157	None.
Donald A. Chubb, Jr. (1946)	Trustee (November 2019-present).	Current: Retired. Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	157	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee (November 2019-present).	Current: President, Washburn University (1997-present).	157	Current: CoreFirst Bank & Trust (2000-Present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee (November 2019-present).	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	157	Former: Zincore Metals, Inc. (2009-January 2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee (2005-present); and Chairman and Member of the Governance and Nominating Committee (2017-present).	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	157	Current: US Global Investors (GROW) (1995-present); and Harvest Volatility Edge Trust (3) (2017-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee (November 2019-present).	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	158

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present); Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee and Member of the Audit Committee (2016-present); Member of the Governance and Nominating Committee (2017-present); Chairwoman (January 2019-present) and Chairwoman of Audit Committee (November 2019-present)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	157	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee (November 2019-present).

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

			157

Current: Western Asset Inflation-Linked Opportunities & Income Fund (2004-present); Western Asset Inflation-Linked Income Fund (2003-present).

Former: Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustees	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer (November 2019-present).	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer (2017- 2018); President, certain other funds in the Fund Complex (2017-November 2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	157	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer (November 2019-present)

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President and Chief Executive Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary (2017-present)	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

Michael P. Megaris (1984)	Assistant Secretary (2018-present)	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer (2017-present)

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Director, Guggenheim Investments (2013-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served*****	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

William Rehder (1967)	Assistant Vice President (2018-present)	Current: Managing Director, Guggenheim Investments (2002-present).
Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer (2017-present)

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

***	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.
*****	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*		/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	December 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	December 9, 2019

By (Signature and Title)*		/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	December 9, 2019

*	Print the name and title of each signing officer under his or her signature.